AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 22, 2025

1933 Act Registration File No.: 333-264478

1940 Act File No.: 811-23793

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑
Pre-Effective Amendment No. ___	☐
Post-Effective Amendment No. 498	☑
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☑
Amendment No. 501	☑

TIDAL TRUST II

(Exact Name of Registrant as Specified in Charter)

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204

(Address of Principal Executive Offices, Zip Code)

(Registrant’s Telephone Number, including Area Code) (855) 843-2534

The Corporation Trust Company

1209 Orange Street

Corporation Trust Center

Wilmington, DE 19801

(Name and Address of Agent for Service)

Copies to:

Eric W. Falkeis Tidal ETF Services LLC 234 West Florida Street, Suite 203 Milwaukee, WI 53204	Domenick Pugliese Sullivan & Worcester LLP 1251 Avenue of the Americas, 19th Floor New York, NY 10020

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☑	on December 23, 2025 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485

Explanatory Note: This Post-Effective Amendment No. 498 to the Registration Statement of Tidal Trust II (the “Trust”) is being filed to add the audited financial statements and certain related financial information for the Defiance Gold Enhanced Options Income ETF, Defiance Silver Enhanced Options Income ETF, Defiance Oil Enhanced Options Income ETF, Defiance Treasury Enhanced Options Income ETF, Defiance Large Cap ex-Mag 7 ETF, Defiance AI & Power Infrastructure ETF, Defiance Nasdaq 100 Income Target ETF, Defiance S&P 500 Income Target ETF and Defiance R2000 Income Target ETF’s for the fiscal period ended August 31, 2025 and to make other permissible changes under Rule 485(b).

Defiance Gold Enhanced Options Income ETF (GLDY)

Defiance Silver Enhanced Options Income ETF (SLVY)

Defiance Oil Enhanced Options Income ETF (USOY)

Defiance Treasury Enhanced Options Income ETF (TLTY)

listed on The Nasdaq Stock Market, LLC

PROSPECTUS

December 23, 2025

The U.S. Securities and Exchange Commission (the “SEC”) has not approved or disapproved of these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

 2

SUMMARY INFORMATION

DEFIANCE GOLD ENHANCED OPTIONS INCOME ETF - FUND SUMMARY

Investment Objective

The Fund’s primary investment objective is to seek current income.

The Fund’s secondary investment objective is to seek exposure to the performance of SPDR® Gold Shares subject to a limit on potential investment gains.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.99%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (includes interest expense)(2)	0.02%
Acquired Fund Fees and Expenses(3)	0.03%
Total Annual Fund Operating Expenses	1.04%

(1)	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”) will pay all of the Fund’s expenses, except for the following: advisory fees, interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), litigation expenses, and other non-routine or extraordinary expenses.
(2)	Based on estimated amounts for the current fiscal year.
(3)	Acquired Fund Fees and Expenses (“AFFE”) are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies. Total Annual Fund Operating Expenses do not correlate to the expense ratios in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude AFFE.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$106	$331

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. For the fiscal period April 1, 2025 (commencement of operations) to August 31, 2025, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while maintaining the opportunity for indirect exposure to the share price of the SPDR Gold Shares (“GLD” or the “Underlying ETP”), subject to a limit on potential gains related to increases in the price of GLD’s shares. While maintaining indirect exposure to the Underlying ETP, the Fund aims to generate options premiums from its options investments when GLD’s share price rises in value, based on the specific put options it sold.

GLD is an exchange-traded product (“ETP”) that generally seeks to replicate the performance of the price of gold bullion. GLD is not subject to the protections of the 1940 Act; however, the Fund and its shareholders are subject to the protections of the 1940 Act.

At least weekly, the Fund uses an at-the-money or in-the-money put option selling strategy to seek to generate options premiums and exposure to the price of the Underlying ETP shares. In addition, the Fund’s in-the-money put options will provide some upside appreciation, also known as “intrinsic value.” However, as a result of its options strategies, the Fund will not directly or fully participate in gains experienced by the Underlying ETP. Please see the prospectus section below entitled “Additional Information about the Fund” for a description of the Fund’s options strategies as well as options terminology.

The Fund’s strategy focuses on making weekly cash distributions by generating options premiums. It does so by regularly selling put options. Simultaneously, it aims to provide an “enhanced” yield compared to traditional option-based strategies by frequently selling short-term options, typically with a duration of less than a week. This method may result in more options premiums than with an approach of selling longer-term options over the same period, although there is no guarantee such an approach will be successful.

Distributions may include a significant portion classified as return of capital (“ROC”). ROC generally represents a return of a shareholder’s invested capital rather than traditional income such as dividends or interest. See the prospectus section titled “Additional Information About the Funds” for more information about option premiums and ROC.

In addition to its options investments, the Fund will hold short-term U.S. Treasury securities for collateral for the options and to generate income for the Fund.

An Investment in the Fund is not an investment in GLD, nor in gold bullion.

●	The Fund’s strategy will cap its potential options gains if GLD shares increase in value.

●	The Fund’s strategy is subject to all potential losses if GLD shares decline, which may not be offset by options premiums received by the Fund.

●	The Fund does not invest directly in GLD shares.

●	The Fund does not invest directly in gold bullion.

●	Fund shareholders are not entitled to any dividends paid by GLD.

Additional information regarding GLD is set forth below.

Although the Fund does not seek to invest directly in the Underlying ETP, due to the non-cash settlement nature of the Fund’s options strategy, the Fund may be required to hold Underlying ETP shares from time to time. In that case, the Fund will generally seek to sell those holdings the same day (to seek to avoid potential adverse tax consequences to the Fund).

U.S. Treasuries

The Fund will hold short-term U.S. Treasury securities as collateral in connection with the Fund’s options strategy and to generate income.

Fund’s Weekly Distributions

The Fund will seek to provide weekly cash distributions.

Additional Information

To fully collateralize the Fund’s options strategy, the market value of the cash and treasuries held by the Fund is expected to comprise at least 80% of the Fund’s net assets and the market value of the options is expected to be between 0% and 10% of the Fund’s net assets. The combination of these investments provides investment exposure to GLD such that the notional exposure is equal to 100% of the Fund’s total assets. The “notional exposure” is the return on or change in value of a particular dollar amount representing the underlying investment. The notional value and the market value both describe the value of a security. Notional value speaks to how much total value a security theoretically controls – for instance through options contracts. Market value, on the other hand, is the price of a security right now that can be bought and sold on an exchange or through a broker.

As a result of the Fund’s investment strategy, it may experience a high portfolio turnover rate.

The Fund is classified as “non-diversified” under the 1940 Act.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in financial instruments and economic interests that provide exposure to the value of the Underlying ETP shares. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

GLD

SPDR Gold Shares (“GLD”) is a grantor trust and its investment objective is to track the performance of the price of gold bullion, less the expenses of GLD’s operations. GLD is a passively-managed fund that primarily invests in gold and may also hold cash or cash equivalents. The investment strategy of GLD involves holding gold bullion, which is stored in secure vaults. GLD is listed on the NYSE Arca stock exchange. GLD’s holdings are predominantly in physical gold bullion, and it may occasionally hold a minimal amount of cash for short-term operational purposes.

Investors can access information about SPDR Gold Shares, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-267520 and 001-32356. This information, derived from GLD’s filings with the SEC, is essential for investors to understand GLD’s operations, investment strategy, and financial prospects. The description of GLD’s principal investment strategies as outlined here is directly sourced from its prospectus.

This document pertains solely to the securities offered by SPDR Gold Shares and does not concern the shares of other securities or ETFs. All disclosures in this document regarding GLD are based on publicly available documents. None of the Fund, Tidal Trust II (the “Trust”), Tidal Investments LLC (the “Adviser”), or their respective affiliates have engaged in the preparation of such publicly available offering documents or conducted any due diligence inquiries regarding such documents concerning GLD. They do not represent the accuracy or completeness of any publicly available documents or other information regarding GLD. Additionally, the Fund cannot guarantee that all events impacting GLD’s trading price prior to the date of this document have been publicly disclosed. Future events or disclosures concerning GLD could affect the value of these securities.

The Fund, the Trust, the Adviser, and their respective affiliates do not provide any representation regarding the performance of GLD.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH SPDR GOLD TRUST, GLD, WORLD GOLD TRUST SERVICES, LLC, S&P DOW JONES INDICES LLC, OR STATE STREET CORPORATION.

None of the Fund, the Trust, the Adviser, or their respective affiliates claim any ownership interest in any trademarks owned by SPDR Gold Trust, GLD, World Gold Trust Services, LLC, S&P Dow Jones Indices LLC, or State Street Corporation. All rights in the trademarks are reserved by their respective owners.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund — Principal Risks of Investing in the Funds.”

GLD Risk. The Fund invests in options contracts that are based on the value of GLD. This subjects the Fund to certain of the same risks as if it owned shares of GLD, even though it does not. By virtue of the Fund’s investments in options contracts that are based on the value of GLD, the Fund may also be subject to the following risks:

GLD Trading Risk. An investment in GLD is subject to substantial risks, in particular risks associated with investing in the gold market. GLD is subject to market fluctuations influenced by large-scale gold sales, especially during economic crises, which can adversely impact gold prices and, in turn, the investment value of the Shares. Historical instances, such as the 2008 financial crisis, demonstrated this volatility, where substantial gold sales led to a marked decrease in its market price. Moreover, large disposals of gold by the official sector – encompassing central banks and other government entities – could result in a supply surplus, potentially diminishing gold’s market value. The valuation of the gold held by GLD is closely tied to the LBMA Gold Price PM. This benchmark is established through a bidding process by various market participants and any inaccuracies in its calculation or modifications to the benchmark process could significantly impact the Trust’s gold valuation and the investment value in Shares.

GLD faces significant custodial and safeguarding risks regarding its gold holdings. There is an inherent danger of these gold bars being lost, damaged, stolen, or becoming inaccessible due to factors such as natural disasters or terrorism. GLD does not insure its gold, and the insurance held by its custodian might not fully cover potential losses. The custodian’s liability is restricted to direct losses from negligence, fraud, or willful default, limited to the gold’s market value at the time of the incident, a constraint that also applies to any subcustodians. Additionally, legal and practical difficulties in foreign jurisdictions could complicate the enforcement of rights or claims. The custodian, not specifically regulated for gold bullion custody, relies on industry best practices and internal controls, which presents a security risk for GLD’s gold. Furthermore, gold in GLD’s unallocated accounts isn’t segregated from the custodian’s assets, thus in the event of the custodian’s insolvency, GLD would be an unsecured creditor, potentially leading to delays and extra costs in recovering allocated gold. These challenges in dealing with subcustodians and the potential complications in legal actions due to the lack of direct contractual arrangements and the intricacies of foreign legal systems highlight the significant custodial risks in investing in GLD Shares.

Indirect Investments in GLD. GLD is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates and is not involved with the offering of the Fund in any way and has no obligation to consider your Shares in taking any corporate action that might affect the value of Shares. GLD is not a registered investment company subject to the 1940 Act. Accordingly, investors in GLD (including the Fund via its indirect investments) do not have the protections expressly provided by that statute, including: provisions preventing GLD insiders from managing GLD to their benefit and to the detriment of shareholders; provisions preventing GLD from issuing securities having inequitable or discriminatory provisions; provisions preventing management by irresponsible persons; provisions preventing the use of unsound or misleading methods of computing GLD earnings and asset value; provisions prohibiting suspension of redemptions (except under limited circumstances); provisions limiting fund leverage; provisions imposing a fiduciary duty on fund managers with respect to receipt of compensation for services; and provisions preventing changes in GLD’s character without the consent of shareholders. Investors in the Fund will not have voting rights and will not be able to influence management of GLD but will be exposed to the performance of GLD. Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the Underlying ETP but will be subject to declines in the performance of the Underlying ETP. Although the Fund invests in GLD only indirectly, the Fund’s investments are subject to loss as a result of these risks.

Gold Performance Risk. Price movements in gold may fluctuate quickly and dramatically, have a historically low correlation with the returns of the stock and bond markets, and may not correlate to the price movements in other asset classes. The price of gold bullion can be significantly affected by international monetary and political developments such as currency devaluation or revaluation, central bank movements, economic and social conditions within a country, transactional or trade imbalances, or trade or currency restrictions between countries. Physical gold bullion has sales commission, storage, insurance and auditing expenses. Additional factors that impact the price of gold include, but are not limited to, overall market movements, changes in interest rates, changes in the global supply and demand for gold, the quantity of gold imports and exports, factors that impact gold production, such as drought, floods and weather conditions, technological advances in the processing and mining of gold and an increase in the hedging of precious metals, such as gold. Investments in gold generally may be speculative and subject to greater price volatility than investments in other types of assets. The price of metals, such as gold, is related to, among other things, worldwide metal prices and extraction and production costs. Worldwide metal prices may fluctuate substantially over short periods of time, and as a result, the Fund’s share price may be more volatile than other types of investments.

No 1940 Act Protections. The Underlying ETP is not an investment company subject to the 1940 Act. Accordingly, investors in the Underlying ETP do not have the protections expressly provided by that statute, including: provisions preventing Underlying ETP insiders from managing the Underlying ETP to their benefit and to the detriment of shareholders; provisions preventing the Underlying ETP from issuing securities having inequitable or discriminatory provisions; provisions preventing management by irresponsible persons; provisions preventing the use of unsound or misleading methods of computing Underlying ETP earnings and asset value; provisions prohibiting suspension of redemptions (except under limited circumstances); provisions limiting fund leverage; provisions imposing a fiduciary duty on fund managers with respect to receipt of compensation for services; and provisions preventing changes in the Underlying ETP’s character without the consent of shareholders. Although the Fund invests in the Underlying ETP only indirectly, the Fund’s investments are subject to loss as a result of these risks.

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs and ETPs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying ETP and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying ETP. Selling put options exposes the Fund to the risk of potential loss if the market value of the Underlying ETP falls below the strike price before the option expires. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, the Fund’s practice of rolling may cause the Fund to experience losses if the expiring contracts do not generate proceeds enough to cover the costs of entering into new options contracts. Further, if an option is exercised, the seller (writer) of a put option is obligated to purchase the underlying asset at the strike price, which can result in significant financial and regulatory obligations for the Fund if the market value of the asset has fallen substantially. Furthermore, when the Fund seeks to trade out of puts, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions.

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Price Participation Risk. The Fund employs an investment strategy that includes the sale of in-the-money put option contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying ETP over the Call Period (typically, one week, but may range from one day to a month). This means that if the Underlying ETP experiences an increase in value above the strike price of the sold put options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying ETP over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying ETP over each Call Period, but has full exposure to any decreases in value experienced by the Underlying ETP over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying ETP. The degree of participation in the Underlying ETP gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold put option contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying ETP, changes in interest rates, changes in the actual or perceived volatility of the Underlying ETP and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying ETP changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying ETP. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying ETP will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying ETP.

Distribution Risk. The Fund seeks to provide weekly cash distributions. There is no assurance that the Fund will make a distribution in any given week. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the weekly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date (i.e., the date by which you need to own a dividend-paying stock in order to receive the upcoming dividend payment). The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Put Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s put writing strategy will impact the extent that the Fund participates in the positive price returns of the Underlying ETP and, in turn, the Fund’s returns, both during the term of the sold put options and over longer time periods.

If, for example, the Fund were to sell 1% in-the-money put options having a one-week term, the Fund’s participation in the positive price returns of the Underlying ETP will be capped at 1% for that week. However, over a longer period (e.g., a four-week period), the Fund should not be expected to participate fully in the first 4% (i.e., 4 weeks x 1%) of the positive price returns of the Underlying ETP, or the Fund may even lose money, even if the Underlying ETP share price has appreciated by at least that much over such period, if during any particular week or weeks over that period the Underlying ETP had a return less than 1%. This example illustrates that both the Fund’s participation in the positive price returns of the Underlying ETP and its returns will depend not only on the price of the Underlying ETP but also on the path that the Underlying ETP takes over time.

Additionally, on a weekly basis, the Fund is generally fully exposed to the downward movements of the Underlying ETP, offset only by the premiums received from selling put contracts. The Fund does not seek to offer any downside protection, except for the fact that the premiums from the sold options may offset some or all of the Underlying ETP’s decline.

Non-Cash Settled Options Risk. As of the date of this prospectus, the available options are non-cash settled. As a result, the Fund may be required to physically acquire Underlying ETP shares. In that case, it is likely that the value of these shares would have declined since the inception of the option contract. When the Fund physically acquires Underlying ETP shares, it will generally seek to sell them at market price promptly after receipt to avoid adverse tax consequences to the Fund. If the Underlying ETP’s shares decline further during the time the Fund holds them, it would negatively impact the Fund’s performance.

ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. Additionally, there may be brokerage costs or taxable gains or losses that may be imposed on the Fund in connection with a cash redemption that may not have occurred if the Fund had made a redemption in-kind. These costs could decrease the value of the Fund to the extent they are not offset by a transaction fee payable by an AP.

Costs of Buying or Selling Shares. Buying or selling Shares involves certain costs, including brokerage commissions, other charges imposed by brokers, and bid-ask spreads. The bid-ask spread represents the difference between the price at which an investor is willing to buy Shares and the price at which an investor is willing to sell Shares. The spread varies over time based on the Shares’ trading volume and market liquidity. The spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Due to the costs of buying or selling Shares, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Underlying ETP’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying ETP. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

Newer Fund Risk. The Fund is a recently organized management investment company with limited operating history. As a result, prospective investors do not have an extensive track record or history on which to base their investment decisions.

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment vehicle which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (GLD), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of options it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in options were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC. In addition, distributions received by the Fund from the Underlying ETP may generate “bad income” that could prevent the Fund from meeting the “Income Requirement” of Subchapter M of the Code, which may cause the Fund to fail to qualify as a RIC.

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Performance

Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information is available on the Fund’s website at www.defianceetfs.com.

Management

Investment Adviser: Tidal Investments LLC (the “Adviser”) serves as investment adviser to the Fund.

Portfolio Managers:

The following individuals are jointly and primarily responsible for the day-to-day management of the Fund.

Jay Pestrichelli, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since its inception in 2025.

Matt Brandt, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since December of 2025.

Scott Snyder, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since December of 2025.

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only Authorized Participants (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash.

Shares are listed on the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. This difference in bid and ask prices is often referred to as the “bid-ask spread.”

Information  regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount, and the median bid-ask spreads can be found on the Fund’s website at www. defianceetfs.com.

Tax Information

Fund distributions are generally taxable as ordinary income or capital gains (or a combination), unless an investment is in an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Financial Intermediary Compensation

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training, or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

SUMMARY INFORMATION

DEFIANCE SILVER ENHANCED OPTIONS INCOME ETF - FUND SUMMARY

Investment Objective

The Fund’s primary investment objective is to seek current income.

The Fund’s secondary investment objective is to seek exposure to the performance of iShares Silver Trust® subject to a limit on potential investment gains.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.99%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	0.99%

(1)	The Fund’s investment adviser, Tidal Investments, LLC (the “Adviser”) will pay all of the Fund’s expenses, except for the following: advisory fees, interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), litigation expenses, and other non-routine or extraordinary expenses.
(2)	Based on estimated amounts for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$101	$315

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. Because the Fund has not commenced operations as of the date of this Prospectus, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while maintaining the opportunity for indirect exposure to the share price of the iShares Silver Trust (“SLV” or the “Underlying ETP”), subject to a limit on potential gains related to increases in the price of SLV’s shares. While maintaining indirect exposure to the Underlying ETP, the Fund aims to generate options premiums from its options investments when SLV’s share price rises in value, based on the specific put options it sold.

SLV is an exchange-traded product (“ETP”) that generally seeks to replicate the performance of the price of Silver bullion. SLV is not subject to the protections of the 1940 Act; however, the Fund and its shareholders are subject to the protections of the 1940 Act.

At least weekly, the Fund uses an at-the-money or in-the-money put option selling strategy to seek to generate options premiums and exposure to the price of the Underlying ETP shares. In addition, the Fund’s in-the-money put options will provide some upside appreciation, also known as “intrinsic value.” However, as a result of its options strategies, the Fund will not directly or fully participate in gains experienced by the Underlying ETP. Please see the prospectus section below entitled “Additional Information about the Fund” for a description of the Fund’s options strategies as well as options terminology.

The Fund’s strategy focuses on making weekly cash distributions by generating options premiums. It does so by regularly selling put options. Simultaneously, it aims to provide an “enhanced” yield compared to traditional option-based strategies by frequently selling short-term options, typically with a duration of less than a week. This method may result in more options premiums than with an approach of selling longer-term options over the same period, although there is no guarantee such an approach will be successful.

Distributions may include a significant portion classified as return of capital (“ROC”). ROC generally represents a return of a shareholder’s invested capital rather than traditional income such as dividends or interest. See the prospectus section titled “Additional Information About the Funds” for more information about option premiums and ROC.

In addition to its options investments, the Fund will hold short-term U.S. Treasury securities for collateral for the options and to generate income for the Fund.

An Investment in the Fund is not an investment in SLV, nor in Silver bullion.

●	The Fund’s strategy will cap its potential options gains if SLV shares increase in value.
●	The Fund’s strategy is subject to all potential losses if SLV shares decline, which may not be offset by options premiums received by the Fund.
●	The Fund does not invest directly in SLV shares.
●	The Fund does not invest directly in Silver bullion.
●	Fund shareholders are not entitled to any dividends paid by SLV.

Additional information regarding SLV is set forth below.

Although the Fund does not seek to invest directly in the Underlying ETP, due to the non-cash settlement nature of the Fund’s options strategy, the Fund may be required to hold Underlying ETP shares from time to time. In that case, the Fund will generally seek to sell those holdings the same day (to seek to avoid potential adverse tax consequences to the Fund).

U.S. Treasuries

The Fund will hold short-term U.S. Treasury securities as collateral in connection with the Fund’s options strategy and to generate income.

Fund’s Weekly Distributions

The Fund will seek to provide weekly cash distributions.

Additional Information

To fully collateralize the Fund’s options strategy, the market value of the cash and treasuries held by the Fund is expected to comprise at least 80% of the Fund’s net assets and the market value of the options is expected to be between 0% and 10% of the Fund’s net assets. The combination of these investments provides investment exposure to SLV such that the notional exposure is equal to 100% of the Fund’s total assets. The “notional exposure” is the return on or change in value of a particular dollar amount representing the underlying investment. The notional value and the market value both describe the value of a security. Notional value speaks to how much total value a security theoretically controls – for instance through options contracts. Market value, on the other hand, is the price of a security right now that can be bought and sold on an exchange or through a broker.

As a result of the Fund’s investment strategy, it may experience a high portfolio turnover rate.

The Fund is classified as “non-diversified” under the 1940 Act.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in financial instruments and economic interests that provide exposure to the value of the Underlying ETP shares. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

SLV

iShares Silver Trust’s (“SLV”) is a grantor trust and its investment objective is to reflect generally the performance of the price of Silver, before payment of SLV’s expenses and liabilities. SLV is a passively-managed fund that primarily invests in Silver and may also hold cash. The investment strategy of SLV involves holding Silver bullion, which is stored in secure vaults. SLV is listed on the NYSE Arca stock exchange.

SLV’s shares are backed by SLV’s assets. SLV’s arrangements with its custodian contemplate that at the end of each business day there can be in SLV’s account maintained by the custodian no more than 1,100 ounces of silver in an unallocated form. Accordingly, the bulk of SLV’s silver holdings is represented by physical silver, identified on the custodian’s books in allocated and unallocated accounts on behalf of SLV.

Investors can access information about SLV, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using SEC Registration Nos. 333-268747 and 001-32863. This information, derived from SLV’s filings with the SEC, is essential for investors to understand SLV’s operations, investment strategy, and financial prospects. The description of SLV’s principal investment strategies as outlined here is directly sourced from its prospectus.

This document pertains solely to the securities offered by SLV and does not concern the shares of other securities or ETFs. All disclosures in this document regarding SLV are based on publicly available documents. None of the Fund, Tidal Trust II (the “Trust”), Tidal Investments LLC (the “Adviser”), or their respective affiliates have engaged in the preparation of such publicly available offering documents or conducted any due diligence inquiries relating to such documents concerning SLV. They do not represent the accuracy or completeness of any publicly available documents or other information regarding SLV. Additionally, the Fund cannot guarantee that all events impacting SLV’s trading price prior to the date of this document have been publicly disclosed. Future events or disclosures of or failure to disclose material future events concerning SLV could affect the value of these securities.

The Fund, the Trust, the Adviser, and their respective affiliates do not provide any representation regarding the performance of SLV.

The Fund, Trust and Adviser, are not affiliated with iShares® Silver Trust (SLV), iShares® Delaware Trust Sponsor LLC, or Blackrock, Inc.

None of the Fund, the Trust, the Adviser, or their respective affiliates claim any ownership interest in any trademarks owned by iShares® Silver Trust (SLV), iShares® Delaware Trust Sponsor LLC, or Blackrock, Inc.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund — Principal Risks of Investing in the Funds.”

SLV Risk. The Fund invests in options contracts that are based on the value of SLV. This subjects the Fund to certain of the same risks as if it owned shares of SLV, even though it does not. By virtue of the Fund’s investments in options contracts that are based on the value of SLV, the Fund may also be subject to the following risks:

SLV Trading Risk. An investment in SLV is subject to various risks, notably those linked to the dynamics and perception of the LBMA Silver Price. The LBMA, or London Bullion Market Association, plays a crucial role in setting the benchmark for silver prices. It is an international trade association representing the London market for gold and silver bullion, which has a major influence on the global bullion markets. The LBMA Silver Price, determined through an electronic auction managed by ICE Benchmark Administration, is central to the Trust’s valuation and operation. However, potential electronic failures or concerns about the LBMA Silver Price being susceptible to manipulation could lead to delays or inaccuracies in the auction price. This uncertainty could affect the Trust’s valuation of its silver holdings, the calculation of fees, and the pricing of silver sales. Moreover, a loss of confidence in the fairness or integrity of the LBMA Silver Price could change investor behavior, thereby impacting the overall silver market and the value of the shares.

SLV’s exclusive investment in silver heightens its volatility compared to more diversified portfolios. Silver prices, which SLV’s net asset value closely tracks, have historically experienced significant and unpredictable fluctuations. SLV is a speculative investment, suitable primarily for those who can absorb potential losses. The physical silver market’s supply and demand dynamics can further complicate this investment. For example, if the demand for silver exceeds the available supply that meets SLV’s standards, it could obstruct the issuance of new shares. Such a supply-demand mismatch may lead to increased volatility in the share price and a significant divergence from the net asset value. This scenario highlights the speculative nature of silver investments and emphasizes the need for investors to be cognizant of the potential for substantial losses or gains, influenced by market conditions and the inherent volatility of silver.

Indirect Investments in SLV. SLV is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates and is not involved with the offering of the Fund in any way and has no obligation to consider your Shares in taking any corporate action that might affect the value of Shares. SLV is not a registered investment company subject to the 1940 Act. Accordingly, investors in SLV (including the Fund via its indirect investments) do not have the protections expressly provided by that statute, including: provisions preventing SLV insiders from managing SLV to their benefit and to the detriment of shareholders; provisions preventing SLV from issuing securities having inequitable or discriminatory provisions; provisions preventing management by irresponsible persons; provisions preventing the use of unsound or misleading methods of computing SLV earnings and asset value; provisions prohibiting suspension of redemptions (except under limited circumstances); provisions limiting fund leverage; provisions imposing a fiduciary duty on fund managers with respect to receipt of compensation for services; and provisions preventing changes in SLV’s character without the consent of shareholders. Investors in the Fund will not have voting rights and will not be able to influence management of SLV but will be exposed to the performance of SLV. Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the Underlying ETP but will be subject to declines in the performance of the Underlying ETP. Although the Fund invests in SLV only indirectly, the Fund’s investments are subject to loss as a result of these risks.

SLV Performance Risk. The iShares Silver Trust may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of SLV to decline. The iShares Silver Trust provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance the iShares Silver Trust provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If iShares Silver Trust’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by iShares Silver Trust could decline significantly.

Following an investment in the iShares Silver Trust, several factors may have the effect of causing a decline in the prices of silver and a corresponding decline in the price of the shares. Among them: (i) A change in economic conditions, such as a recession, can adversely affect the price of silver. Silver is used in a wide range of industrial applications, and an economic downturn could have a negative impact on its demand and, consequently, its price and the price of the shares. (ii) A significant change in the attitude of speculators and investors towards silver. Should the speculative community take a negative view towards silver, a decline in world silver prices could occur, negatively impacting the price of the shares. (iii) A significant increase in silver price hedging activity by silver producers. Traditionally, silver producers have not hedged to the same extent as other producers of precious metals (gold, for example) do. Should there be an increase in the level of hedge activity of silver producing companies, it could cause a decline in world silver prices, adversely affecting the price of the shares.

No 1940 Act Protections. The Underlying ETP is not an investment company subject to the 1940 Act. Accordingly, investors in the Underlying ETP do not have the protections expressly provided by that statute, including: provisions preventing Underlying ETP insiders from managing the Underlying ETP to their benefit and to the detriment of shareholders; provisions preventing the Underlying ETP from issuing securities having inequitable or discriminatory provisions; provisions preventing management by irresponsible persons; provisions preventing the use of unsound or misleading methods of computing Underlying ETP earnings and asset value; provisions prohibiting suspension of redemptions (except under limited circumstances); provisions limiting fund leverage; provisions imposing a fiduciary duty on fund managers with respect to receipt of compensation for services; and provisions preventing changes in the Underlying ETP’s character without the consent of shareholders. Although the Fund invests in the Underlying ETP only indirectly, the Fund’s investments are subject to loss as a result of these risks.

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs and ETPs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying ETP and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying ETP. Selling put options exposes the Fund to the risk of potential loss if the market value of the Underlying ETP falls below the strike price before the option expires. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, the Fund’s practice of rolling may cause the Fund to experience losses if the expiring contracts do not generate proceeds enough to cover the costs of entering into new options contracts. Further, if an option is exercised, the seller (writer) of a put option is obligated to purchase the underlying asset at the strike price, which can result in significant financial and regulatory obligations for the Fund if the market value of the asset has fallen substantially. Furthermore, when the Fund seeks to trade out of puts, especially near expiration, there is added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions.

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Price Participation Risk. The Fund employs an investment strategy that includes the sale of in-the-money put option contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying ETP over the Call Period (typically, one week, but may range from one day to a month). This means that if the Underlying ETP experiences an increase in value above the strike price of the sold put options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying ETP over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying ETP over each Call Period, but has full exposure to any decreases in value experienced by the Underlying ETP over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying ETP. The degree of participation in the Underlying ETP gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold put option contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying ETP, changes in interest rates, changes in the actual or perceived volatility of the Underlying ETP and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying ETP changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying ETP. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying ETP will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying ETP.

Distribution Risk. The Fund seeks to provide weekly cash distributions. There is no assurance that the Fund will make a distribution in any given week. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the weekly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date (i.e., the date by which you need to own a dividend-paying stock in order to receive the upcoming dividend payment). The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Put Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s put writing strategy will impact the extent that the Fund participates in the positive price returns of the Underlying ETP and, in turn, the Fund’s returns, both during the term of the sold put options and over longer time periods.

If, for example, the Fund were to sell 1% in-the-money put options having a one-week term, the Fund’s participation in the positive price returns of the Underlying ETP will be capped at 1% for that week. However, over a longer period (e.g., a four-week period), the Fund should not be expected to participate fully in the first 4% (i.e., 4 weeks x 1%) of the positive price returns of the Underlying ETP, or the Fund may even lose money, even if the Underlying ETP share price has appreciated by at least that much over such period, if during any particular week or weeks over that period the Underlying ETP had a return less than 1%. This example illustrates that both the Fund’s participation in the positive price returns of the Underlying ETP and its returns will depend not only on the price of the Underlying ETP but also on the path that the Underlying ETP takes over time.

Additionally, on a weekly basis, the Fund is generally fully exposed to the downward movements of the Underlying ETP, offset only by the premiums received from selling put contracts. The Fund does not seek to offer any downside protection, except for the fact that the premiums from the sold options may offset some or all of the Underlying ETP’s decline.

Non-Cash Settled Options Risk. As of the date of this prospectus, the available options are non-cash settled. As a result, the Fund may be required to physically acquire Underlying ETP shares. In that case, it is likely that the value of these shares would have declined since the inception of the option contract. When the Fund physically acquires Underlying ETP shares, it will generally seek to sell them at market price promptly after receipt to avoid adverse tax consequences to the Fund. If the Underlying ETP’s shares decline further during the time the Fund holds them, it would negatively impact the Fund’s performance.

ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. Additionally, there may be brokerage costs or taxable gains or losses that may be imposed on the Fund in connection with a cash redemption that may not have occurred if the Fund had made a redemption in-kind. These costs could decrease the value of the Fund to the extent they are not offset by a transaction fee payable by an AP.

Costs of Buying or Selling Shares. Buying or selling Shares involves certain costs, including brokerage commissions, other charges imposed by brokers, and bid-ask spreads. The bid-ask spread represents the difference between the price at which an investor is willing to buy Shares and the price at which an investor is willing to sell Shares. The spread varies over time based on the Shares’ trading volume and market liquidity. The spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Due to the costs of buying or selling Shares, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Underlying ETP’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying ETP. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment vehicle which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (SLV), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of options it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in options were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC. In addition, distributions received by the Fund from the Underlying ETP may generate “bad income” that could prevent the Fund from meeting the “Income Requirement” of Subchapter M of the Code, which may cause the Fund to fail to qualify as a RIC.

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Performance

Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information will be available on the Fund’s website at www.defianceetfs.com.

Management

Investment Adviser: Tidal Investments LLC (the “Adviser”) serves as investment adviser to the Fund.

Portfolio Managers:

The following individuals are jointly and primarily responsible for the day-to-day management of the Fund.

Jay Pestrichelli, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since its inception in 2025.

Matt Brandt, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since its inception in 2025.

Scott Snyder, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since its inception in 2025.

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only Authorized Participants (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash.

Shares are listed on the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. This difference in bid and ask prices is often referred to as the “bid-ask spread.”

When available, information regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount, and the median bid-ask spreads can be found on the Fund’s website at www. defianceetfs.com.

Tax Information

Fund distributions are generally taxable as ordinary income or capital gains (or a combination), unless an investment is in an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Financial Intermediary Compensation

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training, or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

SUMMARY INFORMATION

DEFIANCE OIL ENHANCED OPTIONS INCOME ETF - FUND SUMMARY

Investment Objective

The Fund’s primary investment objective is to seek current income.

The Fund’s secondary investment objective is to seek exposure to the performance of United States Oil Fund, LP (“USO”) subject to a limit on potential investment gains.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.99%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (includes interest expense)	0.12%
Acquired Fund Fees and Expenses(2)	0.01%
Total Annual Fund Operating Expenses	1.12%

(1)	The Fund’s investment adviser, Tidal Investments, LLC (the “Adviser”) will pay all of the Fund’s expenses, except for the following: advisory fees, interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), litigation expenses, and other non-routine or extraordinary expenses.

(2)	Acquired Fund Fees and Expenses (“AFFE”) are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies. Total Annual Fund Operating Expenses do not correlate to the expense ratios in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude AFFE.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$114	$356	$617	$1,363

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. For the fiscal year ended August 31, 2025, the Fund’s portfolio turnover rate was 658% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while maintaining the opportunity for indirect exposure to the share price of the United States Oil Fund, LP (“USO” or the “Underlying ETP”), subject to a limit on potential gains related to increases in the price of USO’s shares. While maintaining indirect exposure to the Underlying ETP, the Fund aims to generate options premiums from its options investments when USO’s share price rises in value, based on the specific put options it sold.

USO is an exchange-traded product (“ETP”) that generally seeks to replicate the performance of the price of light, sweet crude oil. USO is not subject to the protections of the 1940 Act; however, the Fund and its shareholders are subject to the protections of the 1940 Act.

At least weekly, the Fund uses an at-the-money or in-the-money put option selling strategy to seek to generate options premiums and exposure to the price of the Underlying ETP shares. In addition, the Fund’s in-the-money put options will provide some upside appreciation, also known as “intrinsic value.” However, as a result of its options strategies, the Fund will not directly or fully participate in gains experienced by the Underlying ETP. Please see the prospectus section below entitled “Additional Information about the Fund” for a description of the Fund’s options strategies as well as options terminology.

The Fund’s strategy focuses on making weekly cash distributions by generating options premiums. It does so by regularly selling put options. Simultaneously, it aims to provide an “enhanced” yield compared to traditional option-based strategies by frequently selling short-term options, typically with a duration of less than a week. This method may result in more options premiums than with an approach of selling longer-term options over the same period, although there is no guarantee such an approach will be successful.

Distributions may include a significant portion classified as return of capital (“ROC”). ROC generally represents a return of a shareholder’s invested capital rather than traditional income such as dividends or interest. See the prospectus section titled “Additional Information About the Funds” for more information about option premiums and ROC.

In addition to its options investments, the Fund will hold short-term U.S. Treasury securities for collateral for the options and to generate income for the Fund.

An Investment in the Fund is not an investment in USO, nor in oil.

●	The Fund’s strategy will cap its potential options gains if USO shares increase in value.
●	The Fund’s strategy is subject to all potential losses if USO shares decline, which may not be offset by options premiums received by the Fund.
●	The Fund does not invest directly in USO shares.
●	The Fund does not invest directly in oil or oil reserves.
●	Fund shareholders are not entitled to any dividends paid by USO.

Additional information regarding USO is set forth below.

Although the Fund does not seek to invest directly in the Underlying ETP, due to the non-cash settlement nature of the Fund’s options strategy, the Fund may be required to hold Underlying ETP shares from time to time. In that case, the Fund will generally seek to sell those holdings the same day (to seek to avoid potential adverse tax consequences to the Fund).

U.S. Treasuries

The Fund will hold short-term U.S. Treasury securities as collateral in connection with the Fund’s options strategy and to generate income.

Fund’s Weekly Distributions

The Fund will seek to provide weekly cash distributions.

Additional Information

To fully collateralize the Fund’s options strategy, the market value of the cash and treasuries held by the Fund is expected to comprise at least 80% of the Fund’s net assets and the market value of the options is expected to be between 0% and 10% of the Fund’s net assets. The combination of these investments provides investment exposure to USO such that the notional exposure is equal to 100% of the Fund’s total assets. The “notional exposure” is the return on or change in value of a particular dollar amount representing the underlying investment. The notional value and the market value both describe the value of a security. Notional value speaks to how much total value a security theoretically controls – for instance through options contracts. Market value, on the other hand, is the price of a security right now that can be bought and sold on an exchange or through a broker.

As a result of the Fund’s investment strategy, it may experience a high portfolio turnover rate.

The Fund is classified as “non-diversified” under the 1940 Act.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in financial instruments and economic interests that provide exposure to the value of the Underlying ETP shares. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

USO

United States Oil Fund, LP’s (“USO”) investment objective is for the daily changes in percentage terms of its per share net asset value (“NAV”) to reflect the daily changes in percentage terms of the spot price of light, sweet crude oil delivered to Cushing, Oklahoma, as measured by the daily changes in the price of a specified short-term futures contract on light, sweet crude oil called the “Benchmark Oil Futures Contract,” plus interest earned on USO’s collateral holdings, less USO’s expenses. USO seeks to achieve its investment objective by investing so that the average daily percentage change in USO’s NAV for any period of 30 successive valuation days will be within plus/minus ten percent (10%) of the average daily percentage change in the price of the Benchmark Oil Futures Contract over the same period. USO is an exchange traded fund organized as a limited partnership that issues shares that trade on the NYSE Arca stock exchange.

Investors can access information about USO, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using SEC Registration Nos. 333-272617 and 001-32834. This information, derived from USO’s filings with the SEC, is essential for investors to understand USO’s operations, investment strategy, and financial prospects. The description of USO’s principal investment strategies as outlined here is directly sourced from its prospectus.

This document pertains solely to the securities offered by USO and does not concern the shares of other securities or ETFs. All disclosures in this document regarding USO are based on publicly available documents. None of the Fund, Tidal Trust II (the “Trust”), Tidal Investments LLC (the “Adviser”), or their respective affiliates have engaged in the preparation of such publicly available offering documents or conducted any due diligence inquiries relating to such documents concerning USO. They do not represent the accuracy or completeness of any publicly available documents or other information regarding USO. Additionally, the Fund cannot guarantee that all events impacting USO’s trading price prior to the date of this document have been publicly disclosed. Future events or disclosures concerning USO could affect the value of these securities.

The Fund, the Trust, the Adviser, and their respective affiliates do not provide any representation regarding the performance of USO.

The Fund, Trust and Adviser are not affiliated with United States Oil Fund, LP (USO), or United States Commodity Funds LLC.

None of the Fund, the Trust, the Adviser, or their respective affiliates claim any ownership interest in any trademarks owned by United States Oil Fund, LP (USO), or United States Commodity Funds LLC. All rights in the trademarks are reserved by their respective owners.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund — Principal Risks of Investing in the Funds.”

USO Risk. The Fund invests in options contracts that are based on the value of USO. This subjects the Fund to certain of the same risks as if it owned shares of USO, even though it does not. By virtue of the Fund’s investments in options contracts that are based on the value of USO, the Fund may also be subject to the following risks:

Investments in USO are subject to unique risks, primarily stemming from the volatile nature of the oil market and the regulatory frameworks governing futures markets. The accountability levels, position limits, and daily price fluctuation limits set by NYMEX and ICE Futures, while intended to regulate trading activities, can lead to a significant tracking error for USO. These regulatory measures limit USO’s ability to fully invest in the Benchmark Oil Futures Contract and other oil futures contracts, thus potentially causing substantial divergence between the movements of USO’s share prices and the actual prices of these futures contracts. The oil market’s inherent volatility is further compounded by these trading constraints. Accountability levels serve as thresholds for increased exchange scrutiny, and position limits establish fixed ceilings on the number of futures contracts that can be held. The Commodity Futures Trading Commission’s (CFTC) Position Limits Rule, which includes the Benchmark Oil Futures Contract, imposes additional federal position limits. USO’s trading activities, not qualifying for exemptions from these limits, face further challenges in navigating the unpredictable oil market, impacting its investment strategy and ability to achieve its objectives.

USO’s investment strategy is heavily influenced by the dynamic and often unpredictable oil market, alongside its commitment to invest substantially in oil futures contracts and other oil-related investments, such as cash-settled options on oil futures contracts, forward contracts for oil, cleared swap contracts and non-exchange traded (“over-the-counter” or “OTC”) transactions that are based on the price of oil and other petroleum-based fuels, oil futures contracts and indices based on the foregoing. When faced with regulatory limits such as accountability levels and position limits, USO may have to adjust its strategy, seeking alternatives like other exchanges or different investment vehicles, which could introduce additional market risks. Exceeding accountability levels may necessitate a reduction in holdings, potentially creating a tracking error between USO’s share prices and the Benchmark Oil Futures Contract price. Furthermore, USO’s Futures Commission Merchants (FCMs) have historically imposed their own limits on USO’s holdings, which restricts its ability to respond effectively to oil market movements. These FCM-imposed constraints, alongside the fluctuating nature of the oil market and regulatory limitations, underscore the significant risks associated with investing in USO, affecting its capacity to meet investment objectives in a highly volatile and regulated market environment.

USO is not a registered investment company subject to the 1940 Act. Accordingly, investors in USO (including the Fund via its indirect investments) do not have the protections expressly provided by that statute, including: provisions preventing USO insiders from managing USO to their benefit and to the detriment of shareholders; provisions preventing USO from issuing securities having inequitable or discriminatory provisions; provisions preventing management by irresponsible persons; provisions preventing the use of unsound or misleading methods of computing USO earnings and asset value; provisions prohibiting suspension of redemptions (except under limited circumstances); provisions limiting fund leverage; provisions imposing a fiduciary duty on fund managers with respect to receipt of compensation for services; and provisions preventing changes in USO’s character without the consent of shareholders. Although the Fund invests in USO only indirectly, the Fund’s investments are subject to loss as a result of these risks.

No 1940 Act Protections. The Underlying ETP is not an investment company subject to the 1940 Act. Accordingly, investors in the Underlying ETP do not have the protections expressly provided by that statute, including: provisions preventing Underlying ETP insiders from managing the Underlying ETP to their benefit and to the detriment of shareholders; provisions preventing the Underlying ETP from issuing securities having inequitable or discriminatory provisions; provisions preventing management by irresponsible persons; provisions preventing the use of unsound or misleading methods of computing Underlying ETP earnings and asset value; provisions prohibiting suspension of redemptions (except under limited circumstances); provisions limiting fund leverage; provisions imposing a fiduciary duty on fund managers with respect to receipt of compensation for services; and provisions preventing changes in the Underlying ETP’s character without the consent of shareholders. Although the Fund invests in the Underlying ETP only indirectly, the Fund’s investments are subject to loss as a result of these risks.

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs and ETPs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying ETP and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying ETP. Selling put options exposes the Fund to the risk of potential loss if the market value of the Underlying ETP falls below the strike price before the option expires. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, the Fund’s practice of rolling may cause the Fund to experience losses if the expiring contracts do not generate proceeds enough to cover the costs of entering into new options contracts. Further, if an option is exercised, the seller (writer) of a put option is obligated to purchase the underlying asset at the strike price, which can result in significant financial and regulatory obligations for the Fund if the market value of the asset has fallen substantially. Furthermore, when the Fund seeks to trade out of puts, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions.

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Price Participation Risk. The Fund employs an investment strategy that includes the sale of in-the-money put option contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying ETP over the Call Period (typically, one week, but may range from one day to a month). This means that if the Underlying ETP experiences an increase in value above the strike price of the sold put options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying ETP over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying ETP over each Call Period, but has full exposure to any decreases in value experienced by the Underlying ETP over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying ETP. The degree of participation in the Underlying ETP gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold put option contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying ETP, changes in interest rates, changes in the actual or perceived volatility of the Underlying ETP and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying ETP changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying ETP. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying ETP will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying ETP.

Distribution Risk. The Fund seeks to provide weekly cash distributions. There is no assurance that the Fund will make a distribution in any given week. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the weekly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date (i.e., the date by which you need to own a dividend-paying stock in order to receive the upcoming dividend payment). The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Put Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s put writing strategy will impact the extent that the Fund participates in the positive price returns of the Underlying ETP and, in turn, the Fund’s returns, both during the term of the sold put options and over longer time periods.

If, for example, the Fund were to sell 1% in-the-money put options having a one-week term, the Fund’s participation in the positive price returns of the Underlying ETP will be capped at 1% for that week. However, over a longer period (e.g., a four-week period), the Fund should not be expected to participate fully in the first 4% (i.e., 4 weeks x 1%) of the positive price returns of the Underlying ETP, or the Fund may even lose money, even if the Underlying ETP share price has appreciated by at least that much over such period, if during any particular week or weeks over that period the Underlying ETP had a return less than 1%. This example illustrates that both the Fund’s participation in the positive price returns of the Underlying ETP and its returns will depend not only on the price of the Underlying ETP but also on the path that the Underlying ETP takes over time.

Additionally, on a weekly basis, the Fund is generally fully exposed to the downward movements of the Underlying ETP, offset only by the premiums received from selling put contracts. The Fund does not seek to offer any downside protection, except for the fact that the premiums from the sold options may offset some or all of the Underlying ETP’s decline.

Non-Cash Settled Options Risk. As of the date of this prospectus, the available options are non-cash settled. As a result, the Fund may be required to physically acquire Underlying ETP shares. In that case, it is likely that the value of these shares would have declined since the inception of the option contract. When the Fund physically acquires Underlying ETP shares, it will generally seek to sell them at market price promptly after receipt to avoid adverse tax consequences to the Fund. If the Underlying ETP’s shares decline further during the time the Fund holds them, it would negatively impact the Fund’s performance.

ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. Additionally, there may be brokerage costs or taxable gains or losses that may be imposed on the Fund in connection with a cash redemption that may not have occurred if the Fund had made a redemption in-kind. These costs could decrease the value of the Fund to the extent they are not offset by a transaction fee payable by an AP.

Costs of Buying or Selling Shares. Buying or selling Shares involves certain costs, including brokerage commissions, other charges imposed by brokers, and bid-ask spreads. The bid-ask spread represents the difference between the price at which an investor is willing to buy Shares and the price at which an investor is willing to sell Shares. The spread varies over time based on the Shares’ trading volume and market liquidity. The spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Due to the costs of buying or selling Shares, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Underlying ETP’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying ETP. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

Newer Fund Risk. The Fund is a recently organized management investment company with a limited operating history. As a result, prospective investors do not have an extensive track record or history on which to base their investment decisions. There can be no assurance that the Fund will maintain an economically viable size.

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment vehicle which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (USO), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of options it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in options were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Performance

Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information will be available on the Fund’s website at www.defianceetfs.com.

Management

Investment Adviser: Tidal Investments LLC (the “Adviser”) serves as investment adviser to the Fund.

Portfolio Managers:

The following individuals are jointly and primarily responsible for the day-to-day management of the Fund.

Jay Pestrichelli, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since its inception in 2024.

Matt Brandt, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since December of 2025.

Scott Snyder, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since December of 2025.

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only Authorized Participants (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash.

Shares are listed on the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. This difference in bid and ask prices is often referred to as the “bid-ask spread.”

Information regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount, and the median bid-ask spreads can be found on the Fund’s website at www. defianceetfs.com.

Tax Information

Fund distributions are generally taxable as ordinary income or capital gains (or a combination), unless an investment is in an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Financial Intermediary Compensation

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training, or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

SUMMARY INFORMATION

DEFIANCE TREASURY ENHANCED OPTIONS INCOME ETF - FUND SUMMARY

Investment Objective

The Fund’s primary investment objective is to seek current income.

The Fund’s secondary investment objective is to seek exposure to the performance of iShares 20+ Year Treasury Bond ETF (“TLT”) subject to a limit on potential investment gains.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.99%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	0.99%

(1)	The Fund’s investment adviser, Tidal Investments, LLC (the “Adviser”) will pay all of the Fund’s expenses, except for the following: advisory fees, interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), litigation expenses, and other non-routine or extraordinary expenses.
(2)	Based on estimated amounts for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$101	$315

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. Because the Fund has not commenced operations as of the date of this Prospectus, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while maintaining the opportunity for indirect exposure to the share price of the iShares 20+ Year Treasury Bond ETF (“TLT” or the “Underlying ETP”), subject to a limit on potential gains related to increases in the value of TLT’s shares. While maintaining indirect exposure to the Underlying ETP, the Fund aims to generate options premiums from its options investments when TLT’s share price rises in value, based on the specific put options it sold.

TLT is an ETF that generally seeks to track the performance of U.S. Treasury obligations with a maturity of twenty years or more.

At least weekly, the Fund uses an at-the-money or in-the-money put option selling strategy to seek to generate options premiums and exposure to the price of the Underlying ETP shares. In addition, the Fund’s in-the-money put options will provide some upside appreciation, also known as “intrinsic value.” However, as a result of its options strategies, the Fund will not directly or fully participate in gains experienced by the Underlying ETP. Please see the prospectus section below entitled “Additional Information about the Fund” for a description of the Fund’s options strategies as well as options terminology.

The Fund’s strategy focuses on making weekly cash distributions by generating options premiums. It does so by regularly selling put options. Simultaneously, it aims to provide an “enhanced” yield compared to traditional option-based strategies by frequently selling short-term options, typically with a duration of less than a week. This method may result in more options premiums than with an approach of selling longer-term options over the same period, although there is no guarantee such an approach will be successful.

Distributions may include a significant portion classified as return of capital (“ROC”). ROC generally represents a return of a shareholder’s invested capital rather than traditional income such as dividends or interest. See the prospectus section titled “Additional Information About the Funds” for more information about option premiums and ROC.

In addition to its options investments, the Fund will hold short-term U.S. Treasury securities for collateral for the options and to generate income for the Fund.

An Investment in the Fund is not an investment in TLT, nor primarily in Treasury Bonds.

●	The Fund’s strategy will cap its potential options gains if TLT shares increase in value.
●	The Fund’s strategy is subject to all potential losses if TLT shares decline, which may not be offset by options premiums received by the Fund.
●	The Fund does not invest directly in TLT shares.
●	Fund shareholders are not entitled to any dividends paid by TLT.

Additional information regarding TLT is set forth below.

Although the Fund does not seek to invest directly in the Underlying ETP, due to the non-cash settlement nature of the Fund’s options strategy, the Fund may be required to hold Underlying ETP shares from time to time. In that case, the Fund will generally seek to sell those holdings the same day (to seek to avoid potential adverse tax consequences to the Fund).

U.S. Treasuries

The Fund will hold short-term U.S. Treasury securities as collateral in connection with the Fund’s options strategy and to generate income.

Fund’s Weekly Distributions

The Fund will seek to provide weekly cash distributions.

Additional Information

To fully collateralize the Fund’s options strategy, the market value of the cash and treasuries held by the Fund is expected to comprise at least 80% of the Fund’s net assets and the market value of the options is expected to be between 0% and 10% of the Fund’s net assets. The combination of these investments provides investment exposure to TLT such that the notional exposure is equal to 100% of the Fund’s total assets. The “notional exposure” is the return on or change in value of a particular dollar amount representing the underlying investment. The notional value and the market value both describe the value of a security. Notional value speaks to how much total value a security theoretically controls – for instance through options contracts. Market value, on the other hand, is the price of a security right now that can be bought and sold on an exchange or through a broker.

As a result of the Fund’s investment strategy, it may experience a high portfolio turnover rate.

The Fund is classified as “non-diversified” under the 1940 Act.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in financial instruments and economic interests that provide exposure to the value of the Underlying ETP shares. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

TLT

iShares 20+ Year Treasury Bond ETF’s (“TLT”) investment objective is to seek to track the investment results of a benchmark index, which tracks the performance of U.S. Treasury obligations with a maturity of twenty years or more. As of February 28, 2025, this benchmark comprises 40 different issues.

The TLT benchmark index includes publicly-issued U.S. Treasury securities that have a remaining maturity of at least twenty years and an outstanding face value of $300 million or more, excluding those held by the Federal Reserve System. The securities within this index are all fixed-rate and denominated in U.S. dollars. It excludes inflation-linked securities, Treasury bills, cash management bills, any government agency debt whether backed by a government guarantee or not, and zero-coupon issues that are stripped from bonds with coupons. The index is calculated based on market value weighting, and its components are reviewed and updated on the last business day of each month.

Investors can access information about TLT, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using SEC File Nos. 333-92935 and 811-09729. This information, derived from TLT’s filings with the SEC, is essential for investors to understand TLT’s operations, investment strategy, and financial prospects. The description of TLT’s principal investment strategies as outlined here is directly sourced from its prospectus.

This document pertains solely to the securities offered by TLT and does not concern the shares of other securities or ETFs. All disclosures in this document regarding TLT are based on publicly available documents. None of the Fund, Tidal Trust II (the “Trust”), Tidal Investments LLC (the “Adviser”), or their respective affiliates have engaged in the preparation of such publicly available offering documents or conducted any due diligence inquiries relating to such documents concerning TLT. They do not represent the accuracy or completeness of any publicly available documents or other information regarding TLT. Additionally, the Fund cannot guarantee that all events impacting TLT’s trading price prior to the date of this document have been publicly disclosed. Future events or disclosures concerning TLT could affect the value of these securities.

The Fund, the Trust, the Adviser, and their respective affiliates do not provide any representation regarding the performance of TLT.

The Fund, Trust and Adviser are not affiliated with the iShares 20+ Year Treasury Bond ETF (TLT), or BlackRock Fund Advisors.

None of the Fund, the Trust, the Adviser, or their respective affiliates claim any ownership interest in any trademarks owned by the iShares 20+ Year Treasury Bond ETF (TLT), or BlackRock Fund Advisors. All rights in the trademarks are reserved by their respective owners.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund — Principal Risks of Investing in the Funds.”

TLT Risk. The Fund invests in options contracts that are based on the value of TLT. This subjects the Fund to certain of the same risks as if it owned shares of TLT, even though it does not. By virtue of the Fund’s investments in options contracts that are based on the value of TLT, the Fund may also be subject to the following risks:

Investments in TLT primarily involve risks associated with U.S. Treasury obligations. U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Changes in the U.S. government’s financial condition or credit rating may cause the value of U.S. Treasury obligations to decline. Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity, but the market value of such securities is not guaranteed and may fluctuate. Although U.S. Treasury obligations are backed by the full faith and credit of the United States, circumstances could arise that could prevent the timely payment of interest or principal.

In addition, TLT is subject to interest rate risk, where the value of its Treasury securities can decline with rising interest rates. In periods of very low or negative interest rates, TLT may struggle to maintain positive returns or pay dividends to shareholders. The unpredictability of changing interest rates, including those falling below zero, can lead to heightened market volatility and detract from TLT’s performance. Additionally, in a low-interest-rate environment, TLT may experience very low or even negative yields, leading to losses under certain conditions and over specific time periods.

TLT is also subject to operational risk arising from human error, processing errors, and system failures. In addition, TLT is subject to management risk, including the possibility that the chosen investment strategy may not yield expected results. Lastly, the performance of U.S. Treasury obligations may be negatively impacted by global events, such as economic downturns, political unrest, or public health crises.

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs and ETPs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying ETP and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying ETP. Selling put options exposes the Fund to the risk of potential loss if the market value of the Underlying ETP falls below the strike price before the option expires. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, the Fund’s practice of rolling may cause the Fund to experience losses if the expiring contracts do not generate proceeds enough to cover the costs of entering into new options contracts. Further, if an option is exercised, the seller (writer) of a put option is obligated to purchase the underlying asset at the strike price, which can result in significant financial and regulatory obligations for the Fund if the market value of the asset has fallen substantially. Furthermore, when the Fund seeks to trade out of puts, especially near expiration, there is an added risks that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions.

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Price Participation Risk. The Fund employs an investment strategy that includes the sale of in-the-money put option contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying ETP over the Call Period (typically, one week, but may range from one day to a month). This means that if the Underlying ETP experiences an increase in value above the strike price of the sold put options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying ETP over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying ETP over each Call Period, but has full exposure to any decreases in value experienced by the Underlying ETP over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying ETP. The degree of participation in the Underlying ETP gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold put option contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying ETP, changes in interest rates, changes in the actual or perceived volatility of the Underlying ETP and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying ETP changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying ETP. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying ETP will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying ETP.

Distribution Risk. The Fund seeks to provide weekly cash distributions. There is no assurance that the Fund will make a distribution in any given week. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the weekly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date (i.e., the date by which you need to own a dividend-paying stock in order to receive the upcoming dividend payment). The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Put Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s put writing strategy will impact the extent that the Fund participates in the positive price returns of the Underlying ETP and, in turn, the Fund’s returns, both during the term of the sold put options and over longer time periods.

If, for example, the Fund were to sell 1% in-the-money put options having a one-week term, the Fund’s participation in the positive price returns of the Underlying ETP will be capped at 1% for that week. However, over a longer period (e.g., a four-week period), the Fund should not be expected to participate fully in the first 4% (i.e., 4 weeks x 1%) of the positive price returns of the Underlying ETP, or the Fund may even lose money, even if the Underlying ETP share price has appreciated by at least that much over such period, if during any particular week or weeks over that period the Underlying ETP had a return less than 1%. This example illustrates that both the Fund’s participation in the positive price returns of the Underlying ETP and its returns will depend not only on the price of the Underlying ETP but also on the path that the Underlying ETP takes over time.

Additionally, on a weekly basis, the Fund is generally fully exposed to the downward movements of the Underlying ETP, offset only by the premiums received from selling put contracts. The Fund does not seek to offer any downside protection, except for the fact that the premiums from the sold options may offset some or all of the Underlying ETP’s decline.

Non-Cash Settled Options Risk. As of the date of this prospectus, the available options are non-cash settled. As a result, the Fund may be required to physically acquire Underlying ETP shares. In that case, it is likely that the value of these shares would have declined since the inception of the option contract. When the Fund physically acquires Underlying ETP shares, it will generally seek to sell them at market price promptly after receipt to avoid adverse tax consequences to the Fund. If the Underlying ETP’s shares decline further during the time the Fund holds them, it would negatively impact the Fund’s performance.

ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. Additionally, there may be brokerage costs or taxable gains or losses that may be imposed on the Fund in connection with a cash redemption that may not have occurred if the Fund had made a redemption in-kind. These costs could decrease the value of the Fund to the extent they are not offset by a transaction fee payable by an AP.

Costs of Buying or Selling Shares. Buying or selling Shares involves certain costs, including brokerage commissions, other charges imposed by brokers, and bid-ask spreads. The bid-ask spread represents the difference between the price at which an investor is willing to buy Shares and the price at which an investor is willing to sell Shares. The spread varies over time based on the Shares’ trading volume and market liquidity. The spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Due to the costs of buying or selling Shares, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Underlying ETP’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying ETP. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment vehicle which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (TLT), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Performance

Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information will be available on the Fund’s website at www.defianceetfs.com.

Management

Investment Adviser: Tidal Investments LLC (the “Adviser”) serves as investment adviser to the Fund.

Portfolio Managers:

The following individuals are jointly and primarily responsible for the day-to-day management of the Fund.

Jay Pestrichelli, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since its inception in 2025.

Matt Brandt, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since its inception in 2025.

Scott Snyder, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since its inception 2025.

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only Authorized Participants (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash.

Shares are listed on the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. This difference in bid and ask prices is often referred to as the “bid-ask spread.”

When available, information regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount, and the median bid-ask spreads can be found on the Fund’s website at www. defianceetfs.com.

Tax Information

Fund distributions are generally taxable as ordinary income or capital gains (or a combination), unless an investment is in an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Financial Intermediary Compensation

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training, or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Investment Objective

Each Fund’s investment objective is described in its Summary Section of this Prospectus above. An investment objective is fundamental if it cannot be changed without the consent of the holders of a majority of the outstanding Shares. No Fund’s investment objective has been adopted as a fundamental investment policy and therefore each Fund’s investment objective may be changed without the consent of that Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of Tidal Trust II (the “Trust”) and at least 60 days’ written notice to shareholders.

Principal Investment Strategies

There is no guarantee that each Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

Each Fund’s “80%” policy, as described in its Summary Section of this Prospectus above, is non-fundamental and can be changed without shareholder approval. However, Fund shareholders would be given at least 60 days’ notice prior to any such change.

Options contracts on each of the Underlying ETPs currently expire on Wednesday, and Friday of each week. It is anticipated that trading may be extended to daily trading. If that were to happen, each of the Funds would engage in options transactions on a daily basis.

Each Fund’s NAV is dependent on the value of the Fund’s options contracts, which are based principally upon the price of its Underlying ETP, and the time remaining until the expiration date of the option contracts.

Each Fund’s participation in the potential upside in the Underlying ETP returns is limited by virtue of its sold option contract positions. The degree to which a shareholder may benefit from the upside exposure to its Underlying ETP obtained by a Fund will depend on the time at which the investor purchases Shares of the Fund and the price movements of its Underlying ETP. At any given time, there may be limited upside potential. If the value of a reference Underlying ETP is near or has exceeded the strike price of a Fund’s sold put option contracts when an investor purchases Shares, such investor may have little to no upside potential remaining until the current options contracts are replaced by a new set of put contracts, as well as remain vulnerable to significant downside risk, including the loss of their entire investment.

Each Fund will invest significantly in short-term (6-month to 2-year) U.S. Treasury securities as collateral in connection with the Fund’s synthetic covered call strategy. U.S. Treasury securities are government debt instruments issued by the United States Department of the Treasury and are backed by the full faith and credit of the United States government. The Funds’ investments in U.S. Treasury securities contribute to the income sought by the Funds.

Generally, for one week or less, each Fund is fully exposed to the downward movements of its Underlying ETP, offset only by the premiums received from selling put contracts. Each Fund does not seek to offer any downside protection, except for the fact that the premiums from the sold options may offset some or all of its Underlying ETP’s decline. Each Fund’s sold put options are considered covered by the cash, cash equivalents and Treasuries held by the Fund. The covered nature of the puts prevents the Funds from experiencing losses materially in excess of the losses of the Underlying ETP.

At least once a week, a Fund will sell put options that are priced either at-the-money or up to five percent in-the-money (i.e., higher than the current market price). If a Fund sells an option that’s priced above the current market price, the Fund may profit if the Underlying ETP’s share price increases above its current price, stays flat, or decreases slightly (i.e., the decrease to the Fund is less than the original extrinsic premium received). This opportunity exists until the option’s expiration date, which is typically one week or less (as of the date of this prospectus, options expire each Wednesday and Friday). In other words, the Fund’s potential for profit (or exposure) fluctuates. The Funds will initially use only European FLexible EXchange® (“FLEX”) options, but may also use options that are exercisable at any time (i.e. American style options contracts).

●	FLEX options are exchange-traded that allow for customizable terms (e.g., the strike price can be negotiated). European FLEX options can be exercised only at expiration, not before.

●	The Fund swill write put option contracts, which involve selling the right, but not the obligation, to sell the underlying asset (e.g., the Underlying ETP shares) at the strike price within a specified timeframe. This obligates a Fund to buy shares from the holder of the bought put. AFund earns income from the premium received but assumes the risk of having to purchase the asset at the strike price, which could be higher than the current market price if the Underlying ETP’s share price decreases. This strategy aims to generate income and indirectly participate in the potential gains of the Underlying ETP’s shares (when writing in the money puts), with a limit on the extent of these gains due to the nature of selling put options.

Traditional options-based strategies typically involve selling options with a longer duration, usually with an expiry of 1 month or more. However, by focusing on selling short-dated options, generally with an expiry of less than a week, a Fund’s investments may generate higher (or “enhanced”) premiums. This is due to the dynamic of time value (or theta) of options, which refers to the rate at which an option’s value decreases as it approaches its expiry date. Typically, the rate at which an option loses value from the impact of time value (theta) will accelerate as it approaches its expiration date. Therefore, selling shorter-dated options will generally produce more premiums income than selling options with longer durations less frequently.

The Funds will sell exchange-traded put options contracts. The following provides an overview of the core concepts:

Put Options Overview:

Buyer of a Put Option: Pays for the right to sell an underlying asset (like an ETP) at a fixed, predetermined price.

Seller of a Put Option (e.g., a Fund): Collects a premium and commits to potentially buying the underlying asset if the buyer exercises their option.

Profit and Loss Scenarios for the Funds:

The Funds use only European-style options, which, technically speaking, can only be automatically assigned at expiration. That is, the buyer of the put options cannot exercise them.

At-the-Money Options:

●	Underlying ETP Rises Above Strike Price (Profitable): The Fund would either close out the position profitably or retain the premium without any additional liability.

●	Underlying ETP Remains at Strike Price (Breakeven): If the Underlying ETP remains at the strike price, the option remains at-the-money. In this case, the Fund would either close out the position (with no material gain or loss), or the transaction would result in no settlement, and the Fund would retain the premium with no additional liability.

●	Underlying ETP Drops Below Strike Price (Potentially Unprofitable): The Fund would need to pay the difference between the strike price and the current Underlying ETP value. This could potentially negate some of the premium received, or lead to a net loss, which could be substantial.

In-the-Money Options:

●	Underlying ETP Rises Above Strike Price (Profitable): The Fund would either close out the position profitably or retain the premium without any additional liability.

●	Underlying ETP Remains at Strike Price (Breakeven): In this case, the Fund would either close out the position (with no material gain or loss), or it would retain the premium without any additional liability.

●	Underlying ETP Ends Below Strike Price (Unprofitable): As the seller, the Fund will have to pay the difference between the strike price and the current Underlying ETP value, which could be substantial. This scenario typically results in a loss, potentially more significant than the premium received.

Valuation and Regulation:

The Funds will use the market value of their derivatives when checking compliance with the 1940 Act and related rules.

Since the Funds’ options are exchange-traded, they will be valued using a mark-to-market method. If market prices are not accessible, the Funds will rely on fair value pricing as set by the Board.

Additional Concepts:

At-the-money options: The strike price equals the current market price of the Underlying ETP’s shares.

In-the-money options: The strike price is more favorable than the current market price of the Underlying ETP’s shares.

Expiration: Options must be exercised or traded by a certain date; otherwise, they lapse.

Time Decay: The option’s value declines over time, benefitting the seller (here, a Fund). If all other factors are constant, this decreasing value could mean potential profit for the seller.

Terminology:

Current Income: The extrinsic value of a sold put option.

Potential Income: The potential profit if the value of the Underlying ETP’s shares rises.

Example: Imagine an Underlying ETP’s shares are priced at 200. A put option with a strike price of 205 is sold for $60. The difference between the strike price and the Underlying ETP’s share price is $5 (in-the-money amount). The remaining $55 (the $60 put price minus the $5 in-the-money amount) represents the extrinsic value. Here, the current income is $55, and the potential income is $5. If the Underlying ETP’s share price is $205 or more at the end of trading, the Fund gains the full $60. If it remains at $200, the Fund makes only $5.

Options Premiums – Income/Return of Capital

Receipt of an option premium does not always represent income. Depending on whether the transaction as a whole results in a gain or loss, such amounts may be treated for accounting or tax purposes as income or as a return of capital (“ROC”). ROC represents a return of a shareholder’s own invested capital and does not reflect traditional income such as dividends or interest. A portion (sometimes a significant portion) of a Fund’s cash distributions may be classified as ROC, which generally refers to the portion of a distribution that represents a return of the original investment (principal) rather than income or profit. Accordingly, such distributions do not necessarily reflect traditional income or yield, and receipt of an option premium could ultimately result in a net loss on the transaction if offset by subsequent closing transactions, exercise or settlement.

The Funds’ Use of the Underlying ETP Option Contracts

Throughout each week, a Fund will sell at-the-money or in-the-money puts on the Underlying ETP. In particular, a Fund will sell puts with near-term expirations at a range of 0% to 5% “in-the-money” (i.e., where the strike price is above the current price of the Underlying ETP’s shares by between 0% and 5%). A Fund will receive a premium for each put sold. In addition, the strategy will provide the Fund with the opportunity to earn both time decay (described below) and, for in-the-money puts, a limited amount of upside appreciation up to the puts’ strike price (described below) plus the puts’ intrinsic value. The expiration dates at the time of purchase for the Fund’s sold puts will range from one day to a month (“Call Period”). A Fund’s participation in potential increases in the price of the Underlying ETP’s shares is based on the price of the Underlying ETP’s shares at the time the Fund sells a put option contract and the Underlying ETP’s share price at the time of the contract’s expiration.

For example, imagine the Underlying ETP’s shares are priced at $200, and a put option with a strike price of 205 is sold for $15. The difference between the strike price and the Underlying ETP’s share price is $5 (in-the-money amount). The remaining $10 (the $15 put price minus the $5 in-the-money amount) represents the put’s extrinsic value. In the case of this example:

●	if the Underlying ETP’s share price is $205 or more at the end of trading, the Fund would gain the full $15.

●	if the Underlying ETP’s share price remains at $200 at the end of trading, the Fund would gain only $10.

●	if the Underlying ETP’s share price fell significantly below $200 at the end of trading the Fund would lose money. For example, if the price fell to $185 per share, the Fund would lose $5.

As of the date of this prospectus, the available options are non-cash-settled. As a result, theoretically, a Fund would be obligated to receive shares of the Underlying ETP when the option was exercised. Consequently, there is a risk that a Fund may have to physically acquire the Underlying ETP shares at the strike price, which could result in the Fund holding the Underlying ETP’s share, and an asset that has declined in value. However, in such instances, the Fund will seek to avoid owning shares of the Underlying ETP by trading out of the puts prior to expiration or selling the delivered shares immediately upon receipt.

When selling put options, a Fund will generally be subject to different outcomes based on market movements and whether the options sold are at-the-money or in-the-money. Such outcomes may or may not be profitable to the Fund, depending on the circumstances, and there is no guarantee that any given situation will occur and be profitable to the Fund:

At-the-Money Options:	In-the-Money Options:
The Underlying ETP Rises above Strike (Profitable):	The Underlying ETP Rises to or above Strike (Profitable):

The Fund keeps the premium.	The Fund keeps premium which included the gain from the intrinsic value.

No physical delivery of the Underlying ETP shares is required.	No physical delivery of the Underlying ETP shares is required.

The Underlying ETP Flat (Profitable):	The Underlying ETP Flat (Profitable to breakeven):

The Fund keeps the premium.	The Fund may be obligated to buy the Underlying ETP shares at the strike price. However, in such instances, instead of making this purchase, the Fund will trade out of the put prior to expiration.
No physical delivery of the Underlying ETP shares is required.

The Underlying ETP Falls (Potentially Unprofitable):	The Underlying ETP Falls (Potentially Unprofitable):

Normally, the Fund would be obligated to purchase the Underlying ETP shares at the strike price, regardless of their lower market value. However, in such instances, instead of making this purchase, the Fund will trade out of the put prior to expiration.	Normally, the Fund would be obligated to purchase the Underlying ETP shares at the strike price, regardless of their lower market value. However, in such instances, instead of making this purchase, the Fund will trade out of the put prior to expiration.

The Fund’s puts are covered for their full exercise value, ensuring the loss does not exceed the value of the Fund’s portfolio.	The Fund’s puts are covered for their full exercise value, ensuring the loss does not exceed the value of the Fund’s portfolio.

A Fund’s Return Profile vs. the Underlying ETP

A Fund’s performance will differ from that of its Underlying ETP’s share prices. The performance differences will depend on, among other things, the price of the Underlying ETP’s shares, changes in the value of the Underlying ETP put options contracts the Fund has sold, and changes in the value of the U.S. Treasuries.

Each Fund’s strategy is designed to have unleveraged, 100% downside notional exposure (as described below) to the Underlying ETP. Essentially, the assignment value of the put options that the Fund invests in will match the value as if the Fund had directly purchased the Underlying ETP’s shares.

Let’s consider a scenario where a Fund has assets totaling $10 million and the Underlying ETP is priced at 200. In this instance, the number of contracts would be 500. We calculate this by dividing the Fund’s value by the value of one contract. Here, $10,000,000 divided by $20,000 (obtained by multiplying the Underlying ETP’s share price of 200 by the standard multiplier of 100) gives us 500.

However, a Fund’s notional exposure, representing the theoretical exposure of its portfolio, will drift daily due to various factors such as market movements and changes in option prices. Notional value is calculated based on the quantity of assets underlying the options positions, multiplied by the strike price of the option. A Fund may reallocate its portfolio upon entering a new position at the option’s expiration. In this process, the Fund will allow its currently held options to expire, close them, or roll (closing out of existing options contracts to purchase new options contracts) them early. Subsequently, the Fund enters new put options positions when the existing ones have expired, been closed, or been rolled early. A Fund may allow the options to expire worthless in order to reduce execution costs and minimize trading drift.

Fund Portfolio

Each Fund’s principal holdings are described below:

Defiance Gold Enhanced Options Income ETF – Principal Holdings
Portfolio Holdings	Investment Terms	Expected Target Maturity
Sold put option contracts

“at-the money” (i.e., the strike price is equal to the then-current share price of the Underlying ETP at the time of sale).

“in-the-money” (i.e., the strike price is above the then-current share price of the Underlying ETP at the time of sale).

Sold put option contracts provide exposure to the full extent of any price decrease experienced by the Underlying ETP shares.

Typically, weekly or less, but may extend to one-month expiration dates.
U.S Treasury Securities and Cash

Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government.

These instruments are used as collateral for the Fund’s derivative investments.

They will generate income. The Fund will generally hold US Treasuries to maturity.

6-month to 2-year maturities at the time of purchase.

Manager of Managers Structure

Although the Funds are not currently sub-advised, the Funds and the Adviser have received exemptive relief from the SEC permitting the Adviser (subject to certain conditions and the approval of the Board) to change or select new unaffiliated sub-advisers without obtaining shareholder approval. The relief also permits the Adviser to materially amend the terms of agreements with an unaffiliated sub-adviser (including an increase in the fee paid by the Adviser to the unaffiliated sub-adviser (and not paid by the Fund)) or to continue the employment of an unaffiliated sub-adviser after an event that would otherwise cause the automatic termination of services with Board approval, but without shareholder approval. Shareholders will be notified of any unaffiliated sub-adviser changes. The Adviser has the ultimate responsibility, subject to oversight by the Board, to oversee a sub-adviser and recommend their hiring, termination and replacement. The exemptive relief applies to sub-advisers that are either wholly-owned by the Adviser or its parent company, as well as to unaffiliated sub-advisers, including those whose affiliation arises solely from their sub-advisory relationship.

Investments by Registered Investment Companies

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies. However, registered investment companies are permitted to invest in other investment companies beyond the limits set forth in Section 12(d)(1) in rules under the 1940 Act, subject to certain conditions. Each Fund may rely on Rule 12d1-4 of the 1940 Act, which provides an exemption from Section 12(d)(1) that allows the Fund to invest beyond the limits set forth in Section 12(d)(1) if the Fund satisfies certain conditions specified in Rule 12d1-4, including, among other conditions, that the Fund and its advisory group will not control (individually or in the aggregate) an acquired fund (e.g., hold more than 25% of the outstanding voting securities of an acquired fund that is a registered open-end management investment company).

Principal Risks of Investing in the Funds

The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with those of other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s NAV per share, trading price, yield, total return and/or ability to meet its investment objective. The following risks could affect the value of your performance in the Fund:

GLD Risk. The Defiance Gold Enhanced Options Income ETF invests in options contracts that are based on the value of GLD. This subjects the Fund to certain of the same risks as if it owned shares of GLD, even though it does not. By virtue of the Fund’s investments in options contracts that are based on the value of GLD, the Fund may also be subject to the following risks:

GLD Trading Risk. An investment in GLD is subject to substantial risks, in particular risks associated with investing in the gold market. GLD is subject to market fluctuations influenced by large-scale gold sales, especially during economic crises, which can adversely impact gold prices and, in turn, the investment value of the Shares. Historical instances, such as the 2008 financial crisis, demonstrated this volatility, where substantial gold sales led to a marked decrease in its market price. Moreover, large disposals of gold by the official sector – encompassing central banks and other government entities – could result in a supply surplus, potentially diminishing gold’s market value. The valuation of the gold held by GLD is closely tied to the LBMA Gold Price PM. This benchmark is established through a bidding process by various market participants and any inaccuracies in its calculation or modifications to the benchmark process could significantly impact the Trust’s gold valuation and the investment value in Shares.

GLD faces significant custodial and safeguarding risks regarding its gold holdings. There is an inherent danger of these gold bars being lost, damaged, stolen, or becoming inaccessible due to factors such as natural disasters or terrorism. GLD does not insure its gold, and the insurance held by its custodian might not fully cover potential losses. The custodian’s liability is restricted to direct losses from negligence, fraud, or willful default, limited to the gold’s market value at the time of the incident, a constraint that also applies to any subcustodians. Additionally, legal and practical difficulties in foreign jurisdictions could complicate the enforcement of rights or claims. The custodian, not specifically regulated for gold bullion custody, relies on industry best practices and internal controls, which presents a security risk for GLD’s gold. Furthermore, gold in GLD’s unallocated accounts isn’t segregated from the custodian’s assets, thus in the event of the custodian’s insolvency, GLD would be an unsecured creditor, potentially leading to delays and extra costs in recovering allocated gold. These challenges in dealing with subcustodians and the potential complications in legal actions due to the lack of direct contractual arrangements and the intricacies of foreign legal systems highlight the significant custodial risks in investing in GLD Shares.

Indirect Investments in GLD. GLD is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates and is not involved with the offering of the Fund in any way and has no obligation to consider your Shares in taking any corporate action that might affect the value of Shares. GLD is not a registered investment company subject to the 1940 Act. Accordingly, investors in GLD (including the Fund via its indirect investments) do not have the protections expressly provided by that statute, including: provisions preventing GLD insiders from managing GLD to their benefit and to the detriment of shareholders; provisions preventing GLD from issuing securities having inequitable or discriminatory provisions; provisions preventing management by irresponsible persons; provisions preventing the use of unsound or misleading methods of computing GLD earnings and asset value; provisions prohibiting suspension of redemptions (except under limited circumstances); provisions limiting fund leverage; provisions imposing a fiduciary duty on fund managers with respect to receipt of compensation for services; and provisions preventing changes in GLD’s character without the consent of shareholders. Investors in the Fund will not have voting rights and will not be able to influence management of GLD but will be exposed to the performance of GLD. Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the Underlying ETP but will be subject to declines in the performance of the Underlying ETP. Although the Fund invests in GLD only indirectly, the Fund’s investments are subject to loss as a result of these risks.

Gold Performance Risk. Price movements in gold may fluctuate quickly and dramatically, have a historically low correlation with the returns of the stock and bond markets, and may not correlate to the price movements in other asset classes. The price of gold bullion can be significantly affected by international monetary and political developments such as currency devaluation or revaluation, central bank movements, economic and social conditions within a country, transactional or trade imbalances, or trade or currency restrictions between countries. Physical gold bullion has sales commission, storage, insurance and auditing expenses. Additional factors that impact the price of gold include, but are not limited to, overall market movements, changes in interest rates, changes in the global supply and demand for gold, the quantity of gold imports and exports, factors that impact gold production, such as drought, floods and weather conditions, technological advances in the processing and mining of gold and an increase in the hedging of precious metals, such as gold. Investments in gold generally may be speculative and subject to greater price volatility than investments in other types of assets. The price of metals, such as gold, is related to, among other things, worldwide metal prices and extraction and production costs. Worldwide metal prices may fluctuate substantially over short periods of time, and as a result, the Fund’s share price may be more volatile than other types of investments.

SLV Risk. The Defiance Silver Enhanced Options Income ETF invests in options contracts that are based on the value of SLV. This subjects the Fund to certain of the same risks as if it owned shares of SLV, even though it does not. By virtue of the Fund’s investments in options contracts that are based on the value of SLV, the Fund may also be subject to the following risks:

SLV Trading Risk. An investment in SLV is subject to various risks, notably those linked to the dynamics and perception of the LBMA Silver Price. The LBMA, or London Bullion Market Association, plays a crucial role in setting the benchmark for silver prices. It is an international trade association representing the London market for gold and silver bullion, which has a major influence on the global bullion markets. The LBMA Silver Price, determined through an electronic auction managed by ICE Benchmark Administration, is central to the Trust’s valuation and operation. However, potential electronic failures or concerns about the LBMA Silver Price being susceptible to manipulation could lead to delays or inaccuracies in the auction price. This uncertainty could affect the Trust’s valuation of its silver holdings, the calculation of fees, and the pricing of silver sales. Moreover, a loss of confidence in the fairness or integrity of the LBMA Silver Price could change investor behavior, thereby impacting the overall silver market and the value of the shares.

SLV’s exclusive investment in silver heightens its volatility compared to more diversified portfolios. Silver prices, which SLV’s net asset value closely tracks, have historically experienced significant and unpredictable fluctuations. SLV is a speculative investment, suitable primarily for those who can absorb potential losses. The physical silver market’s supply and demand dynamics can further complicate this investment. For example, if the demand for silver exceeds the available supply that meets SLV’s standards, it could obstruct the issuance of new shares. Such a supply-demand mismatch may lead to increased volatility in the share price and a significant divergence from the net asset value. This scenario highlights the speculative nature of silver investments and emphasizes the need for investors to be cognizant of the potential for substantial losses or gains, influenced by market conditions and the inherent volatility of silver.

Indirect Investments in SLV. SLV is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates and is not involved with the offering of the Fund in any way and has no obligation to consider your Shares in taking any corporate action that might affect the value of Shares. SLV is not a registered investment company subject to the 1940 Act. Accordingly, investors in SLV (including the Fund via its indirect investments) do not have the protections expressly provided by that statute, including: provisions preventing SLV insiders from managing SLV to their benefit and to the detriment of shareholders; provisions preventing SLV from issuing securities having inequitable or discriminatory provisions; provisions preventing management by irresponsible persons; provisions preventing the use of unsound or misleading methods of computing SLV earnings and asset value; provisions prohibiting suspension of redemptions (except under limited circumstances); provisions limiting fund leverage; provisions imposing a fiduciary duty on fund managers with respect to receipt of compensation for services; and provisions preventing changes in SLV’s character without the consent of shareholders. Investors in the Fund will not have voting rights and will not be able to influence management of SLV but will be exposed to the performance of SLV. Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the Underlying ETP but will be subject to declines in the performance of the Underlying ETP. Although the Fund invests in SLV only indirectly, the Fund’s investments are subject to loss as a result of these risks.

SLV Performance Risk. The iShares Silver Trust may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of SLV to decline. The iShares Silver Trust provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance the iShares Silver Trust provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If iShares Silver Trust’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by iShares Silver Trust could decline significantly.

Following an investment in the iShares Silver Trust, several factors may have the effect of causing a decline in the prices of silver and a corresponding decline in the price of the shares. Among them: (i) A change in economic conditions, such as a recession, can adversely affect the price of silver. Silver is used in a wide range of industrial applications, and an economic downturn could have a negative impact on its demand and, consequently, its price and the price of the shares. (ii) A significant change in the attitude of speculators and investors towards silver. Should the speculative community take a negative view towards silver, a decline in world silver prices could occur, negatively impacting the price of the shares. (iii) A significant increase in silver price hedging activity by silver producers. Traditionally, silver producers have not hedged to the same extent as other producers of precious metals (gold, for example) do. Should there be an increase in the level of hedge activity of silver producing companies, it could cause a decline in world silver prices, adversely affecting the price of the shares.

USO Risk. The Defiance Oil Enhanced Options Income ETF invests in options contracts that are based on the value of USO. This subjects the Fund to certain of the same risks as if it owned shares of USO, even though it does not. By virtue of the Fund’s investments in options contracts that are based on the value of USO, the Fund may also be subject to the following risks:

Investments in USO are subject to unique risks, primarily stemming from the volatile nature of the oil market and the regulatory frameworks governing futures markets. The accountability levels, position limits, and daily price fluctuation limits set by NYMEX and ICE Futures, while intended to regulate trading activities, can lead to a significant tracking error for USO. These regulatory measures limit USO’s ability to fully invest in the Benchmark Oil Futures Contract and other oil futures contracts, thus potentially causing substantial divergence between the movements of USO’s share prices and the actual prices of these futures contracts. The oil market’s inherent volatility is further compounded by these trading constraints. Accountability levels serve as thresholds for increased exchange scrutiny, and position limits establish fixed ceilings on the number of futures contracts that can be held. The Commodity Futures Trading Commission’s (CFTC) Position Limits Rule, which includes the Benchmark Oil Futures Contract, imposes additional federal position limits. USO’s trading activities, not qualifying for exemptions from these limits, face further challenges in navigating the unpredictable oil market, impacting its investment strategy and ability to achieve its objectives.

USO’s investment strategy is heavily influenced by the dynamic and often unpredictable oil market, alongside its commitment to invest substantially in oil futures contracts and other oil-related investments, such as cash-settled options on oil futures contracts, forward contracts for oil, cleared swap contracts and non-exchange traded (“over-the-counter” or “OTC”) transactions that are based on the price of oil and other petroleum-based fuels, oil futures contracts and indices based on the foregoing. When faced with regulatory limits such as accountability levels and position limits, USO may have to adjust its strategy, seeking alternatives like other exchanges or different investment vehicles, which could introduce additional market risks. Exceeding accountability levels may necessitate a reduction in holdings, potentially creating a tracking error between USO’s share prices and the Benchmark Oil Futures Contract price. Furthermore, USO’s Futures Commission Merchants (FCMs) have historically imposed their own limits on USO’s holdings, which restricts its ability to respond effectively to oil market movements. These FCM-imposed constraints, alongside the fluctuating nature of the oil market and regulatory limitations, underscore the significant risks associated with investing in USO, affecting its capacity to meet investment objectives in a highly volatile and regulated market environment.

USO is not a registered investment company subject to the 1940 Act. Accordingly, investors in USO (including the Fund via its indirect investments) do not have the protections expressly provided by that statute, including: provisions preventing USO insiders from managing USO to their benefit and to the detriment of shareholders; provisions preventing USO from issuing securities having inequitable or discriminatory provisions; provisions preventing management by irresponsible persons; provisions preventing the use of unsound or misleading methods of computing USO earnings and asset value; provisions prohibiting suspension of redemptions (except under limited circumstances); provisions limiting fund leverage; provisions imposing a fiduciary duty on fund managers with respect to receipt of compensation for services; and provisions preventing changes in USO’s character without the consent of shareholders. Although the Fund invests in USO only indirectly, the Fund’s investments are subject to loss as a result of these risks.

TLT Risk. The Defiance Treasury Enhanced Options Income ETF invests in options contracts that are based on the value of TLT. This subjects the Fund to certain of the same risks as if it owned shares of TLT, even though it does not. By virtue of the Fund’s investments in options contracts that are based on the value of TLT, the Fund may also be subject to the following risks:

Investments in TLT primarily involve risks associated with U.S. Treasury obligations. U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Changes in the U.S. government’s financial condition or credit rating may cause the value of U.S. Treasury obligations to decline. Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity, but the market value of such securities is not guaranteed and may fluctuate. Although U.S. Treasury obligations are backed by the full faith and credit of the United States, circumstances could arise that could prevent the timely payment of interest or principal.

In addition, TLT is subject to interest rate risk, where the value of its Treasury securities can decline with rising interest rates. In periods of very low or negative interest rates, TLT may struggle to maintain positive returns or pay dividends to shareholders. The unpredictability of changing interest rates, including those falling below zero, can lead to heightened market volatility and detract from TLT’s performance. Additionally, in a low-interest-rate environment, TLT may experience very low or even negative yields, leading to losses under certain conditions and over specific time periods.

TLT is also subject to operational risk arising from human error, processing errors, and system failures. In addition, TLT is subject to management risk, including the possibility that the chosen investment strategy may not yield expected results. Lastly, the performance of U.S. Treasury obligations may be negatively impacted by global events, such as economic downturns, political unrest, or public health crises.

Counterparty Risk. Each Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, a Fund’s counterparty is a clearing house rather than a bank or broker. Since the Funds are not members of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Funds will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, a Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by a Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of a Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of a Fund might not be fully protected in the event of the clearing member’s bankruptcy, as a Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. Each Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults a Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If a Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Derivatives Risk. The Funds’ derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivative instrument; the possible default of the other party to the transaction; and illiquidity of the derivative investments. Use of derivatives could also result in a loss if the counterparty to the transaction does not perform as promised, including because of such counterparty’s bankruptcy or insolvency. This risk may be greater during volatile market conditions. Other risks include the inability to close out a position because the trading market becomes illiquid (particularly in the OTC markets) or the availability of counterparties becomes limited for a period of time. In addition, the presence of speculators in a particular market could lead to price distortions.

Certain of the Funds’ transactions in derivatives could also affect the amount, timing, and character of distributions to shareholders, which may result in a Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact such Fund’s after-tax returns.

In addition, each Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For each of the Funds, the value of the options contracts in which the Fund invests is substantially influenced by the value of the applicable underlying stock. Selling put options exposes the Funds to the risk of potential loss if the market value of its Underlying ETP falls below the strike price before the option expires. The Funds may experience substantial downside from specific option positions and certain option positions held by a Fund may expire worthless. The options held by the Funds are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the reference asset, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Funds will be determined based on market quotations or other recognized pricing methods. Additionally, the Fund’s practice of rolling may cause the Fund to experience losses if the expiring contracts do not generate proceeds enough to cover the costs of entering into new options contracts. Further, if an option is exercised, the seller (writer) of a put option is obligated to purchase the underlying asset at the strike price, which can result in significant financial and regulatory obligations for the Fund if the market value of the asset has fallen substantially. Furthermore, when the Fund seeks to trade out of puts, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions.

Distribution Risk. Each Fund seek to provide weekly cash distributions. There is no assurance that a Fund will make a distribution in any given week. If a Fund makes distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, weekly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Funds have a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. Each Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, a Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, a Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause a Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, a Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. Additionally, there may be brokerage costs or taxable gains or losses that may be imposed on a Fund in connection with a cash redemption that may not have occurred if the Fund had made a redemption in-kind. These costs could decrease the value of a Fund to the extent they are not offset by a transaction fee payable by an AP.

Costs of Buying or Selling Shares. Buying or selling Shares involves certain costs, including brokerage commissions, other charges imposed by brokers, and bid-ask spreads. The bid-ask spread represents the difference between the price at which an investor is willing to buy Shares and the price at which an investor is willing to sell Shares. The spread varies over time based on the Shares’ trading volume and market liquidity. The spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Due to the costs of buying or selling Shares, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on a national securities exchange, such as the applicable Exchange, and may be traded on U.S. exchanges other than the applicable Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Funds as they seek to have exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of a Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the applicable Exchange at a market price that may be below, at or above a Fund’s NAV. Trading in Shares on the applicable Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on an Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the applicable Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the applicable Exchange necessary to maintain the listing of a Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Underlying Issuers’ securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, a Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

High Portfolio Turnover Risk. The Funds may actively and frequently trade all or a significant portion of the securities in its portfolio. A high portfolio turnover rate increases transaction costs, which may increase a Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Funds due to an increase in short-term capital gains.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

Liquidity Risk. Some securities held by the Funds, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If a Fund is forced to sell an illiquid security at an unfavorable time or price, such Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent a Fund from limiting losses, realizing gains or achieving a high correlation with the applicable Underlying Issuer. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Funds.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

Money Market Instrument Risk. The Funds may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

NAV Erosion Risk Due to Distributions. If a Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date (i.e., the date by which you need to own a dividend-paying stock in order to receive the upcoming dividend payment). The repeated payment of distributions, if any, by a Fund may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

New/Newer Fund Risk. Each Fund is a recently organized management investment company with a limited or no operating history. As a result, prospective investors do not have an extensive track record or history on which to base their investment decisions. There can be no assurance that the Fund will maintain an economically viable size.

No 1940 Act Protections. Each Underlying ETP, other than TLT, is not an investment company subject to the 1940 Act. Accordingly, investors in the Underlying ETP do not have the protections expressly provided by that statute, including: provisions preventing Underlying ETP insiders from managing the Underlying ETP to their benefit and to the detriment of shareholders; provisions preventing the Underlying ETP from issuing securities having inequitable or discriminatory provisions; provisions preventing management by irresponsible persons; provisions preventing the use of unsound or misleading methods of computing Underlying ETP earnings and asset value; provisions prohibiting suspension of redemptions (except under limited circumstances); provisions limiting fund leverage; provisions imposing a fiduciary duty on fund managers with respect to receipt of compensation for services; and provisions preventing changes in the Underlying ETP’s character without the consent of shareholders. Although the Fund invests in the Underlying ETP only indirectly, the Fund’s investments are subject to loss as a result of these risks.

Non-Cash Settled Options Risk. As of the date of this prospectus, the available options are non-cash settled. As a result, the Fund may be required to physically acquire Underlying ETP shares. In that case, it is likely that the value of these shares would have declined since the inception of the option contract. When the Fund physically acquires Underlying ETP shares, it will generally seek to sell them at market price promptly after receipt to avoid adverse tax consequences to a Fund. If the Underlying ETP’s shares decline further during the time the Fund holds them, it would negatively impact the Fund’s performance.

Non-Diversification Risk. Because each Fund is “non-diversified,” a Fund may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause a Fund’s overall value to decline to a greater degree than if such Fund held a more diversified portfolio. This may increase a Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Operational Risk. Each Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Funds’ service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a Fund’s ability to meet its investment objective. Although the Funds and the Funds’ investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Price Participation Risk. Each Fund employs an investment strategy that includes the sale of in-the-money put option contracts, which limits the degree to which the Fund will participate in increases in value experienced by its reference Underlying ETP over the Call Period (typically, one week, but may range from one day to one month). This means that if the Underlying ETP experiences an increase in value above the strike price of the sold put options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying ETP over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the reference Underlying ETP over each Call Period, but has full exposure to any decreases in value experienced by the Underlying ETP over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the reference Underlying ETP. The degree of participation in the Underlying ETP gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold put option contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of the reference Underlying ETP, changes in interest rates, changes in the actual or perceived volatility of the Underlying ETP and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the reference Underlying ETP changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying ETP. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying ETP will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the reference Underlying ETP.

Put Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s put writing strategy will impact the extent that the Fund participates in the positive price returns of the Underlying ETP and, in turn, the Fund’s returns, both during the term of the sold put options and over longer time periods. If, for example, the Fund were to sell 1% in-the-money put options having a one-week term, the Fund’s participation in the positive price returns of the Underlying ETP will be capped at 1% for that week. However, over a longer period (e.g., a four-week period), the Fund should not be expected to participate fully in the first 4% (i.e., 4 weeks x 1%) of the positive price returns of the Underlying ETP, or the Fund may even lose money, even if the Underlying ETP share price has appreciated by at least that much over such period, if during any particular week or weeks over that period the Underlying ETP had a return less than 1%. This example illustrates that both the Fund’s participation in the positive price returns of the Underlying ETP and its returns will depend not only on the price of the Underlying ETP but also on the path that the Underlying ETP takes over time. Additionally, on a weekly basis, the Fund is generally fully exposed to the downward movements of the Underlying ETP, offset only by the premiums received from selling put contracts. The Fund does not seek to offer any downside protection, except for the fact that the premiums from the sold options may offset some or all of the Underlying ETP’s decline.

Significant market volatility and market downturns may limit the Funds’ ability to sell securities and obtain long exposure to securities, and a Fund’s sales and long exposures may exacerbate the market volatility and downturn. Under such circumstances, a Fund may have difficulty achieving its investment objective for one or more trading days, which may adversely impact a Fund’s returns on those days and periods inclusive of those days. Alternatively, a Fund may incur higher costs in order to achieve its investment objective and may be forced to purchase and sell securities (including other ETFs’ shares) at market prices that do not represent their fair value (including in the case of an ETF, its NAV) or at times that result in differences between the price such Fund receives for the security and the market closing price of the security. Under those circumstances, a Fund’s ability to track the applicable Underlying Issuer is likely to be adversely affected, the market price of Shares may reflect a greater premium or discount to NAV and bid-ask spreads in Shares may widen, resulting in increased transaction costs for secondary market purchasers and sellers.

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment vehicle which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (GLD, SLV, USO, or TLT, as the case may be), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

Tax Risk. The Funds intend to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, each Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If a Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

For all Funds except Defiance Treasury Enhanced Options Income ETF: To comply with the asset diversification test applicable to a RIC, each Fund will attempt to ensure that the value of options it holds is never 25% of the total value of Fund assets at the close of any quarter. If a Fund’s investments in options were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If a Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

In addition, for each Fund, other than USOY and TLT, distributions received by the Fund from the Underlying ETP may generate “bad income” that could prevent the Fund from meeting the “Income Requirement” of Subchapter M of the Code, which may cause the Fund to fail to qualify as a RIC.

U.S. Government and U.S. Agency Obligations Risk. The Funds may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

PORTFOLIO HOLDINGS

Information about each Fund’s daily portfolio holdings is, or will be, available on the Funds’ website at www.defianceetfs.com.

A complete description of each Fund’s policies and procedures with respect to the disclosure of a Fund’s portfolio holdings is available in the Funds’ SAI.

MANAGEMENT

Investment Adviser

Tidal Investments LLC (“Tidal” or the “Adviser”), a Tidal Financial Group company, located at 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204, is an SEC registered investment adviser and a Delaware limited liability company. Tidal was founded in March 2012 and is dedicated to understanding, researching and managing assets within the expanding ETF universe. As of November 30, 2025, Tidal had assets under management of approximately $45.22 billion and served as the investment adviser or sub-adviser for 340 registered funds.

Tidal serves as investment adviser to the Funds and has overall responsibility for the general management and administration of the Funds pursuant to an investment advisory agreement with the Trust, on behalf of each Fund (the “Advisory Agreement”). The Adviser is responsible for the day-to-day management of the Funds’ portfolios, including determining the securities and financial instruments purchased and sold by each Fund and trading portfolio securities and financial instruments for each Fund, subject to the supervision of the Board. The Adviser also arranges for transfer agency, custody, fund administration, and all other related services necessary for the Fund to operate. For the services provided to the Funds, each Fund pays the Adviser a unitary management fee, which is calculated daily and paid monthly, at an annual rate of 0.99% of a Fund’s average daily net assets.

Under the Advisory Agreement, in exchange for a single unitary management fee from the Fund, the Adviser has agreed to pay all expenses incurred by such Fund except for interest charges on any borrowings for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, litigation expenses, other non-routine or extraordinary expense (collectively, the “Excluded Expenses”), and the unitary management fee payable to the Adviser.

Advisory Agreement

A discussion regarding the basis for the Board’s approval of the Funds’ Advisory Agreement is available in the Funds’ Annual Certified Shareholder Report in Form N-CSR for the period ending August 31, 2024 and the Funds’ Annual Certified Shareholder Report in Form N-CSR for the period ending August 31, 2025.

Portfolio Managers

The following individuals (each, a “Portfolio Manager”) serve as portfolio managers of each Fund.

Jay Pestrichelli, Portfolio Manager for the Adviser

Mr. Pestrichelli joined the Adviser in 2025 and is Chief Trading Officer of the Adviser’s ETF Trading and Portfolio Management team. Mr. Pestrichelli has over 30 years of experience in the financial markets. Prior to joining the Adviser, Mr. Pestrichelli co-founded ZEGA Financial, LLC (“ZEGA”) where he led the development and execution of ZEGA’s investment strategies since its inception in 2011. He is also the author of the best-selling book “Buy & Hedge: The Five Iron Rules for Investing Over the Long Term.” Prior to founding ZEGA, Mr. Pestrichelli spent 12 years managing and growing the online trading business for TD Ameritrade from 1999 to 2010. Mr. Pestrichelli has a Bachelor degree in Behavioral Science from Concordia College.

Matt Brandt, Portfolio Manager for the Adviser

Mr. Brandt serves as Portfolio Manager for the Adviser, having joined the firm in 2025. Mr. Brandt has 20 years of experience in the financial markets working in Trading, Derivative Risk Management, and Enterprise Risk for TD Ameritrade and Charles Schwab where he helped create a robust trading risk management program. He joined ZEGA in 2024 prior to joining the Adviser. His education includes a Bachelor’s degree in Economics and Mathematics from the University of Nebraska-Lincoln and continuing education in the Mechanics of Risk Management from Middlesex University.

Scott Snyder, Portfolio Manager for the Adviser

Mr. Snyder joined the firm in 2025 as SVP of Trading. Mr. Snyder has over 40 years of experience in the financial markets and more specifically in the options market. Mr. Snyder led the trading team at ZEGA before joining Tidal. He started his career in 1983 and for 20 years was an independent market maker on the floor of the CBOE. In 2003, Mr. Snyder joined think or swim as Chief Options Strategist for a subsidiary of think or swim advisors. Mr. Snyder then helped lead the RIA trading, execution platform support and option education business for TD Ameritrade and then Schwab from 2009-2024.

The Funds’ SAI provides additional information about each portfolio manager’s compensation structure, other accounts that each portfolio manager manages, and each portfolio manager’s ownership of Shares.

Fund Sponsors

The Adviser has entered into a fund sponsorship agreement with ZEGA and Defiance ETFs, LLC (“Defiance”) pursuant to which each of ZEGA and Defiance is a sponsor to the Funds. Under these arrangements, ZEGA and Defiance have agreed to provide financial support (as described below) to the Funds. Every month, unitary management fees for the Funds are calculated and paid to the Adviser, and the Adviser retains a portion of the unitary management fees from the Funds.

In return for their financial support for the Funds, the Adviser has agreed to pay each of ZEGA and Defiance a portion of any remaining profits generated by unitary management fee the Funds. If the amount of the unitary management fees for a Fund exceeds the Fund’s operating expenses (including the sub-advisory fee) and the Adviser-retained amount, that excess amount is considered “remaining profit.” In that case, the Adviser will pay a portion of the remaining profits to ZEGA and Defiance.

During months when the funds generated by the unitary management fee are insufficient to cover the entire sub-advisory fee, those fees are automatically waived. Further, if the amount of the unitary management fee for a Fund is less than the Fund’s operating expenses and the Adviser-retained amount, ZEGA and Defiance are obligated to reimburse the Adviser for a portion of the shortfall.

HOW TO BUY AND SELL SHARES

Each Fund issues and redeems Shares only in Creation Units at the NAV per share next determined after receipt of an order from an AP. Only APs may acquire Shares directly from a Fund, and only APs may tender their Shares for redemption directly to the Funds, at NAV. APs must be a member or participant of a clearing agency registered with the SEC and must execute a Participant Agreement that has been agreed to by the Distributor (defined below), and that has been accepted by a Fund’s transfer agent, with respect to purchases and redemptions of Creation Units. Once created, Shares trade in the secondary market in quantities less than a Creation Unit.

In order to purchase Creation Units of a Fund, an AP must generally deposit a designated portfolio of equity securities (the “Deposit Securities”) and/or a designated amount of U.S. cash. Purchases and redemptions of Creation Units primarily with cash, rather than through in-kind delivery of portfolio securities, may cause the Funds to incur certain costs. These costs could include brokerage costs or taxable gains or losses that it might not have incurred if it had made redemption in-kind. These costs could be imposed on a Fund, and thus decrease the Fund’s NAV, to the extent that the costs are not offset by a transaction fee payable by an AP. Most investors buy and sell Shares in secondary market transactions through brokers. Individual Shares are listed for trading on the secondary market on the Exchange and can be bought and sold throughout the trading day like other publicly traded securities.

When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offer price in the secondary market on each leg of a round trip (purchase and sale) transaction. In addition, because secondary market transactions occur at market prices, you may pay more than NAV when you buy Shares, and receive less than NAV when you sell those Shares.

Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. DTC’s participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book-entry or “street name” through your brokerage account.

Frequent Purchases and Redemptions of Shares

None of the Funds imposes any restrictions on the frequency of purchases and redemptions of Shares. In determining not to approve a written, established policy, the Board evaluated the risks of market timing activities by a Fund’s shareholders. Purchases and redemptions by APs, who are the only parties that may purchase or redeem Shares directly with a Fund, are an essential part of the ETF process and help keep Share trading prices in line with the NAV. As such, the Funds accommodate frequent purchases and redemptions by APs. However, the Board has also determined that frequent purchases and redemptions for cash may increase tracking error and portfolio transaction costs and may lead to the realization of capital gains. To minimize these potential consequences of frequent purchases and redemptions, each Fund employs fair value pricing and may impose transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs incurred by such Fund in effecting trades. In addition, the Funds and the Adviser reserve the right to reject any purchase order at any time.

Determination of Net Asset Value

Each Fund’s NAV is calculated as of the scheduled close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time, each day the NYSE is open for regular business. The NAV for the Funds is calculated by dividing such Fund’s net assets by its Shares outstanding.

In calculating its NAV, each Fund generally value its assets on the basis of market quotations, last sale prices, or estimates of value furnished by a pricing service or brokers who make markets in such instruments. If such information is not available for a security or other asset held by a Fund or is determined to be unreliable, the security or other asset will be valued at fair value estimates under guidelines established by the Adviser (as described below).

Each Fund values exchange-traded options at the composite mean price, calculated as the average of the highest bid and lowest ask prices across the exchanges on which the option is principally traded.

Fair Value Pricing

The Board has designated the Adviser as the “valuation designee” for each Fund under Rule 2a-5 of the 1940 Act, subject to its oversight. The Adviser has adopted procedures and methodologies, which have been approved by the Board, to fair value Fund investments whose market prices are not “readily available” or are deemed to be unreliable. For example, such circumstances may arise when: (i) an investment has been delisted or has had its trading halted or suspended; (ii) an investment’s primary pricing source is unable or unwilling to provide a price; (iii) an investment’s primary trading market is closed during regular market hours; or (iv) an investment’s value is materially affected by events occurring after the close of the investment’s primary trading market. Generally, when fair valuing an investment, the Adviser will take into account all reasonably available information that may be relevant to a particular valuation including, but not limited to, fundamental analytical data regarding the issuer, information relating to the issuer’s business, recent trades or offers of the investment, general and/or specific market conditions, and the specific facts giving rise to the need to fair value the investment. Fair value determinations are made in good faith and in accordance with the fair value methodologies included in the Adviser’s valuation procedures. The Adviser will fair value Fund investments whose market prices are not “readily available” or are deemed to be unreliable. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the Adviser will be able to obtain the fair value assigned to the investment upon the sale of such investment.

Investments by Other Registered Investment Companies in the Funds

Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in the securities of other investment companies, including Shares. Registered investment companies are permitted to invest in the Funds beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions set forth in an SEC exemptive rule under the 1940 Act, including that such investment companies enter into an agreement with the Funds.

Delivery of Shareholder Documents – Householding

Householding is an option available to certain investors of the Funds. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Funds is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

Dividends and Distributions

The Funds intend to pay out dividends and interest income, if any, weekly, and distribute any net realized capital gains to its shareholders at least annually.

The Funds will declare and pay income and capital gain distributions, if any, in cash. Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you.

Taxes

The following discussion is a summary of some important U.S. federal income tax considerations generally applicable to investments in the Funds. Your investment in a Fund may have other tax implications. Please consult your tax advisor about the tax consequences of an investment in Shares, including the possible application of foreign, state, and local tax laws.

Each Fund intends to qualify each year for treatment as a regulated investment company (a “RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). If it meets certain minimum distribution requirements, a RIC is not subject to tax at the fund level on income and gains from investments that are timely distributed to shareholders. However, a Fund’s failure to qualify as a RIC or to meet minimum distribution requirements would result (if certain relief provisions were not available) in fund-level taxation and, consequently, a reduction in income available for distribution to shareholders.

Unless your investment in Shares is made through a tax-exempt entity or tax-advantaged account, such as an IRA plan, you need to be aware of the possible tax consequences when a Fund makes distributions, when you sell your Shares listed on the Exchange, and when you purchase or redeem Creation Units (institutional investors only).

The following general discussion of certain U.S. federal income tax consequences is based on provisions of the Code and the regulations issued thereunder as in effect on the date of this Prospectus. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Taxes on Distributions. For federal income tax purposes, distributions of net investment income are generally taxable as ordinary income or qualified dividend income. Taxes on distributions of net capital gains (if any) are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned their Shares. Sales of assets held by a Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by such Fund for one year or less generally result in short-term capital gains and losses. Distributions of a Fund’s net capital gain (the excess of net long-term capital gains over net short-term capital losses) that are reported by such Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains. Distributions of short-term capital gain will generally be taxable as ordinary income. Dividends and distributions are generally taxable to you whether you receive them in cash or reinvest them in additional Shares.

Distributions reported by a Fund as “qualified dividend income” are generally taxed to non-corporate shareholders at rates applicable to long-term capital gains, provided certain holding period and other requirements are met. “Qualified dividend income” generally is income derived from dividends paid by U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties. In addition, dividends that a Fund receives in respect of stock of certain foreign corporations may be qualified dividend income if that stock is readily tradable on an established U.S. securities market. Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive from a Fund that are attributable to dividends received by such Fund from U.S. corporations, subject to certain limitations. Given their respective investment strategies, it is unlikely that any of the Funds will distribute qualified dividend income.

Shortly after the close of each calendar year, you will be informed of the character of any distributions received from a Fund.

In addition to the federal income tax, certain individuals, trusts, and estates may be subject to a Net Investment Income (“NII”) tax of 3.8%. The NII tax is imposed on the lesser of: (i) a taxpayer’s investment income, net of deductions properly allocable to such income; or (ii) the amount by which such taxpayer’s modified adjusted gross income exceeds certain thresholds ($250,000 for married individuals filing jointly, $200,000 for unmarried individuals and $125,000 for married individuals filing separately). Each Fund’s distributions are includable in a shareholder’s investment income for purposes of this NII tax. In addition, any capital gain realized by a shareholder upon a sale or redemption of shares of a Fund is includable in such shareholder’s investment income for purposes of this NII tax.

In general, your distributions are subject to federal income tax for the year in which they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year. Distributions are generally taxable even if they are paid from income or gains earned by a Fund before your investment (and thus were included in the Shares’ NAV when you purchased your Shares).

You may wish to avoid investing in a Fund shortly before a dividend or other distribution, because such a distribution will generally be taxable even though it may economically represent a return of a portion of your investment.

If you are neither a resident nor a citizen of the United States or if you are a foreign entity, distributions (other than Capital Gain Dividends) paid to you by a Fund will generally be subject to a U.S. withholding tax at the rate of 30%, unless a lower treaty rate applies. The Funds may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met.

Under the Foreign Account Tax Compliance Act (“FATCA”), the Funds may be required to withhold a generally nonrefundable 30% tax on distributions of investment company taxable income paid to (A) certain “foreign financial institutions” unless such foreign financial institution agrees to verify, monitor, and report to the Internal Revenue Service (“IRS”) the identity of certain of its account-holders, among other items (or unless such entity is otherwise deemed compliant under the terms of an intergovernmental agreement between the United States and the foreign financial institution’s country of residence), and (B) certain “non-financial foreign entities” unless such entity certifies to the Fund that it does not have any substantial U.S. owners or provides the name, address, and taxpayer identification number of each substantial U.S. owner, among other items. This FATCA withholding tax could also affect a Fund’s return on its investments in foreign securities or affect a shareholder’s return if the shareholder holds its Fund shares through a foreign intermediary. You are urged to consult your tax adviser regarding the application of this FATCA withholding tax to your investment in a Fund and the potential certification, compliance, due diligence, reporting, and withholding obligations to which you may become subject in order to avoid this withholding tax.

Each Fund (or a financial intermediary, such as a broker, through which a shareholder owns Shares) generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has underreported dividend or interest income, or who fails to certify that they are not subject to such withholding.

Taxes When Shares are Sold on an Exchange

Any capital gain or loss realized upon a sale of Shares generally is treated as a long-term capital gain or loss if Shares have been held for more than one year and as a short-term capital gain or loss if Shares have been held for one year or less. However, any capital loss on a sale of Shares held for six months or less is treated as long-term capital loss to the extent of Capital Gain Dividends paid with respect to such Shares. Any loss realized on a sale will be disallowed to the extent Shares of a Fund are acquired, including through reinvestment of dividends, within a 61-day period beginning 30 days before and ending 30 days after the sale of substantially identical Shares.

Taxes on Purchases and Redemptions of Creation Units

An AP having the U.S. dollar as its functional currency for U.S. federal income tax purposes who exchanges securities for Creation Units generally recognizes a gain or a loss. The gain or loss will be equal to the difference between the value of the Creation Units at the time of the exchange and the exchanging AP’s aggregate basis in the securities delivered plus the amount of any cash paid for the Creation Units. An AP who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanging AP’s basis in the Creation Units and the aggregate U.S. dollar market value of the securities received, plus any cash received for such Creation Units. The IRS may assert, however, that a loss that is realized upon an exchange of securities for Creation Units may not be currently deducted under the rules governing “wash sales” (for an AP who does not mark-to-market their holdings) or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if Shares comprising the Creation Units have been held for more than one year and as a short-term capital gain or loss if such Shares have been held for one year or less.

The Funds may include a payment of cash in addition to, or in place of, the delivery of a basket of securities upon the redemption of Creation Units. The Funds may sell portfolio securities to obtain the cash needed to distribute redemption proceeds. This may cause the Funds to recognize investment income and/or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in-kind. As a result, the Funds may be less tax efficient if it includes such a cash payment in the proceeds paid upon the redemption of Creation Units.

Important Tax Considerations When Purchasing Fund Shares

If you are investing through a taxable account, you should carefully consider the timing of your investment relative to a Fund’s distribution schedule. Purchasing Fund shares shortly before a distribution may increase your tax liability, a situation commonly referred to as “buying a dividend.”

When a Fund makes a distribution, its share price typically drops by an amount roughly equal to the distribution. As a hypothetical example, if you invest $5,000 to purchase 250 shares at $20 per share on December 15, and the Fund pays a $1 per share distribution on December 16, the share price would adjust to $19 (ignoring market fluctuations). Although your total investment value remains $5,000 (250 shares × $19 in share value plus 250 shares × $1 distribution), you would owe taxes on the $250 distribution, even if you reinvest the distribution rather than receiving it in cash.

Distributions are taxable to shareholders even if they are paid from income or gains realized by a Fund before you invested, and even if they were reflected in the purchase price of the shares. Consequently, you may incur taxes on income or gains that accrued before your investment, without corresponding benefit.

Unless you are investing through a tax-advantaged account, such as an IRA or an employer-sponsored retirement plan, you may wish to avoid purchasing Fund shares shortly before a distribution. You can minimize the potential tax impact by reviewing the relevant Fund’s distribution schedule prior to investing. Information about a Fund's distribution schedule can be found on the Funds' website at www. defianceetfs.com.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Funds. It is not a substitute for personal tax advice. You also may be subject to foreign, state and local tax on Fund distributions and sales of Shares. Consult your personal tax advisor about the potential tax consequences of an investment in Shares under all applicable tax laws. For more information, please see the section entitled “Federal Income Taxes” in the SAI.

DISTRIBUTION

Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group (dba ACA Group) (the “Distributor”), the Funds’ distributor, is a broker-dealer registered with the SEC. The Distributor distributes Creation Units for the Fund on an agency basis and does not maintain a secondary market in Shares. The Distributor has no role in determining the policies of the Funds or the securities that are purchased or sold by the Funds. The Distributor’s principal address is 190 Middle Street, Suite 301, Portland, Maine 04101.

The Board has adopted a Distribution (Rule 12b-1) Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Funds are authorized to pay an amount up to 0.25% of its average daily net assets each year to pay distribution fees for the sale and distribution of its Shares.

No Rule 12b-1 fees are currently paid by the Funds, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of assets of the respective Fund on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

PREMIUM/DISCOUNT INFORMATION

Information regarding how often Shares of the Funds traded on the applicable Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of such Fund can be found on the Funds’ website at www.defianceetfs.com.

ADDITIONAL NOTICES

Shares are not sponsored, endorsed, or promoted by the Exchange. The Exchange is not responsible for, nor has the Exchange participated in the determination of, the timing, prices, or quantities of Shares to be issued, nor in the determination or calculation of the equation by which Shares are redeemable. The Exchange has no obligation or liability to owners of Shares in connection with the administration, marketing, or trading of Shares.

Without limiting any of the foregoing, in no event shall the Exchange have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

The Adviser and the Funds make no representation or warranty, express or implied, to the owners of Shares or any member of the public regarding the advisability of investing in securities generally or in any Fund particularly.

The Third Amended and Restated Agreement and Declaration of Trust (“Declaration of Trust”) provides a detailed process for the bringing of derivative or direct actions by shareholders in order to permit legitimate inquiries and claims while avoiding the time, expense, distraction, and other harm that can be caused to a Fund or its shareholders as a result of spurious shareholder demands and derivative actions. Prior to bringing a derivative action, a demand by three unrelated shareholders must first be made on a Fund’s Trustees. The Declaration of Trust details various information, certifications, undertakings and acknowledgments that must be included in the demand. Following receipt of the demand, the trustees have a period of 90 days, which may be extended by an additional 60 days, to consider the demand. If a majority of the Trustees who are considered independent for the purposes of considering the demand determine that maintaining the suit would not be in the best interests of the Fund, the Trustees are required to reject the demand and the complaining shareholders may not proceed with the derivative action unless the shareholders are able to sustain the burden of proof to a court that the decision of the Trustees not to pursue the requested action was not a good faith exercise of their business judgment on behalf of the Fund. The Declaration of Trust further provides that shareholders owning Shares representing no less than a majority of a Fund’s outstanding shares must join in bringing the derivative action. If a demand is rejected, the complaining shareholders will be responsible for the costs and expenses (including attorneys’ fees) incurred by the Fund in connection with the consideration of the demand, if a court determines that the demand was made without reasonable cause or for an improper purpose. If a derivative action is brought in violation of the Declaration of Trust, the shareholders bringing the action may be responsible for the Fund’s costs, including attorneys’ fees, if a court determines that the action was brought without reasonable cause or for an improper purpose. The Declaration of Trust provides that no shareholder may bring a direct action claiming injury as a shareholder of the Trust, or any Fund, where the matters alleged (if true) would give rise to a claim by the Trust or by the Trust on behalf of a Fund, unless the shareholder has suffered an injury distinct from that suffered by the shareholders of the Trust, or the Fund, generally. Under the Declaration of Trust, a shareholder bringing a direct claim must be a shareholder of the Fund with respect to which the direct action is brought at the time of the injury complained of or have acquired the shares afterwards by operation of law from a person who was a shareholder at that time. The Declaration of Trust further provides that a Fund shall be responsible for payment of attorneys’ fees and legal expenses incurred by a complaining shareholder only if required by law, and any attorneys’ fees that the Fund is obligated to pay shall be calculated using reasonable hourly rates. These provisions do not apply to claims brought under the federal securities laws.

The Declaration of Trust also requires that actions by shareholders against a Fund be brought exclusively in a federal or state court located within the State of Delaware. This provision will not apply to claims brought under the federal securities laws. Limiting shareholders’ ability to bring actions only in courts located in Delaware may cause shareholders economic hardship to litigate the action in those courts, including paying for travel expenses of witnesses and counsel, requiring retaining local counsel, and may limit shareholders’ ability to bring a claim in a judicial forum that shareholders find favorable for disputes, which may discourage such actions.

FINANCIAL HIGHLIGHTS

The Financial Highlights tables are intended to help you understand the Funds’ financial performance for the fiscal periods of operations. Certain information reflects financial results for a single Fund share. The total return in the table represents the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Cohen & Company, Ltd., the Fund’s independent registered public accounting firm, whose report, along with the Funds’ financial statements, is included in the Funds’ annual report, which is available upon request. As of the Funds’ most recent fiscal year end, the Defiance Silver Enhanced Options Income ETF and Defiance Treasury Enhanced Options Income ETF had not commenced operations, therefore, Financial Highlights are not shown for these Funds.

Financial Highlights	Defiance ETFs

For a share outstanding throughout the period presented

Defiance Gold Enhanced Options Income ETF

Period ended August 31, 2025(a)
PER SHARE DATA:

Net asset value, beginning of period	$20.00

INVESTMENT OPERATIONS:
Net investment income(b)	0.24
Net realized and unrealized gain (loss) on investments(c)	0.20
Total from investment operations	0.44

LESS DISTRIBUTIONS FROM:
Net investment income	(0.54)
Net realized gains	(0.42)
Return of capital	(2.26)
Total distributions	(3.22)
Net asset value, end of period	$17.22

TOTAL RETURN(d)	2.66%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$5,598
Ratio of expenses to average net assets(e)	1.01%
Ratio of interest expense to average net assets(e)	0.02%
Ratio of operational expenses to average net assets excluding interest expense(e)	0.99%
Ratio of net investment income (loss) to average net assets(e)	3.29%
Portfolio turnover rate(d)(f)	—%

(a)	Inception date of the Fund was April 1, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to the timing of share transactions for the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.

Financial Highlights	Defiance ETFs

For a share outstanding throughout the periods presented

Defiance Oil Enhanced Options Income ETF

	Year ended August 31, 2025	Period ended August 31, 2024(a)
PER SHARE DATA:

Net asset value, beginning of period	$16.71	$20.00

INVESTMENT OPERATIONS:
Net investment income(b)	0.33	0.23
Net realized and unrealized gain (loss) on investments(c)	0.87	(0.81)
Total from investment operations	1.20	(0.58)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.37)	(0.26)
Net realized gains	(0.13)	—
Return of capital	(8.98)	(2.46)
Total distributions	(9.48)	(2.72)

ETF transaction fees per share	0.01	0.01
Net asset value, end of period	$8.44	$16.71

TOTAL RETURN(d)	9.11%	-3.43%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$57,390	$12,536
Ratio of expenses to average net assets(e)	1.11%	1.22%
Ratio of interest expense to average net assets(e)	0.12%	0.23%
Ratio of operational expenses to average net assets excluding interest expense(e)	0.99%	0.99%
Ratio of net investment income (loss) to average net assets(e)	3.06%	4.03%
Portfolio turnover rate(d)(f)	658%	272%

(a)	Inception date of the Fund was May 9, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to the timing of share transactions for the periods.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.

Defiance Gold Enhanced Options Income ETF (GLDY)

Defiance Silver Enhanced Options Income ETF (SLVY)

Defiance Oil Enhanced Options Income ETF (USOY)

Defiance Treasury Enhanced Options Income ETF (TLTY)

Adviser	Tidal Investments LLC 234 West Florida Street, Suite 203 Milwaukee, Wisconsin 53204	Administrator	Tidal ETF Services LLC 234 West Florida Street, Suite 203 Milwaukee, Wisconsin 53204
Distributor	Foreside Fund Services, LLC 190 Middle Street, Suite 301 Portland, Maine 04101	Sub-Administrator, Fund Accountant, and Transfer Agent	U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services 615 East Michigan Street Milwaukee, Wisconsin 53202
Legal Counsel	Sullivan & Worcester LLP 1251 Avenue of the Americas, 19th Floor New York, NY 10020	Custodian	U.S. Bank National Association 1555 North Rivercenter Drive Milwaukee, Wisconsin 53212
Independent Registered Public Accounting Firm	Cohen & Company, Ltd. 1835 Market Street, Suite 310 Philadelphia, PA 19103

Investors may find more information about the Funds in the following documents:

Statement of Additional Information: The Funds’ SAI provides additional details about the investments of each Fund and certain other additional information. A current SAI dated December 23, 2025, as supplemented from time to time, is on file with the SEC and is herein incorporated by reference into this Prospectus. It is legally considered a part of this Prospectus.

Annual/Semi-Annual Reports: Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders and in Form N-CSR. In the Funds’ annual report you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year. In Form N-CSR, you will find each Fund’s annual and semi-annual financial statements.

You can request free copies of these documents, request other information or make general inquiries about the Funds by contacting the Funds at the Defiance ETFs, c/o U.S. Bank Global Fund Services, P.O. Box 219252, Kansas City, Missouri 64121-9252 or calling 833-333-9383.

Shareholder reports and other information about the Funds are also available:

●	Free of charge from the SEC’s EDGAR database on the SEC’s website at www.sec.gov; or

●	Free of charge from the Funds’ Internet website at www.defianceetfs.com; or

●	For a fee, by e-mail request to publicinfo@sec.gov.

The SAI and other information are also available from a financial intermediary (such as a broker-dealer or bank) through which the Fund’s shares may be purchased or sold.

(SEC Investment Company Act File No. 811-23793)

Defiance Gold Enhanced Options Income ETF (GLDY)

Defiance Silver Enhanced Options Income ETF (SLVY)

Defiance Oil Enhanced Options Income ETF (USOY)

Defiance Treasury Enhanced Options Income ETF (TLTY)

each listed on The Nasdaq Stock Market, LLC

STATEMENT OF ADDITIONAL INFORMATION

December 23, 2025

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the Prospectus for the Defiance Gold Enhanced Options Income ETF, Defiance Silver Enhanced Options Income ETF, Defiance Oil Enhanced Options Income ETF, and Defiance Treasury Enhanced Options Income ETF (each a “Fund” and collectively the “Funds”), each a series of Tidal Trust II (the “Trust”), dated December 23, 2025, as may be supplemented from time to time (the “Prospectus”). Capitalized terms used in this SAI that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge, by calling the Funds at (833) 333-9383, visiting www.defianceetfs.com or writing to the Funds at Defiance ETFs, c/o U.S. Bank Global Fund Services, P.O. Box 219252, Kansas City, Missouri 64121-9252.

Each Fund’s audited financial statements for the most recent fiscal year ended August 31, 2025 is incorporated into this SAI by reference to such Fund’s Annual Certified Shareholder Report on Form N-CSR  (File No. 811-23793). A copy of each Fund’s Annual Certified Shareholder Report may be obtained at no charge by contacting the Funds at the address or phone number noted above. As of the date of this SAI, the Defiance Silver Enhanced Options Income ETF and Defiance Treasury Enhanced Options Income ETF had not commenced operations.

GENERAL INFORMATION ABOUT THE TRUST

The Trust is an open-end management investment company consisting of multiple series, including the Funds. This SAI relates to the Defiance Gold Enhanced Options Income ETF, Defiance Silver Enhanced Options Income ETF, Defiance Oil Enhanced Options Income ETF, and Defiance Treasury Enhanced Options Income ETF. The Trust was organized as a Delaware statutory trust on January 13, 2022. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (together with the rules and regulations adopted thereunder, as amended, the “1940 Act”), as an open-end management investment company and the offering of each Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Trust is governed by its Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal” or the “Adviser”) serves as investment adviser to each Fund.

Each Fund offers and issues Shares at its net asset value (“NAV”) only in aggregations of a specified number of Shares (each, a “Creation Unit”). The Funds generally offers and issues Shares in exchange for a basket of securities (“Deposit Securities”) together with the deposit of a specified cash payment (“Cash Component”). The Trust reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security. Shares of the Defiance Gold Enhanced Options Income ETF, Shares of Defiance Silver Enhanced Options Income ETF, Defiance Oil Enhanced Options Income ETF, and Defiance Treasury Enhanced Options Income ETF are listed on The Nasdaq Stock Market, LLC. (the “Exchange”). Shares of each Fund trade on the Exchange at market prices that may differ from the Shares’ respective NAV. Shares are also redeemable only in Creation Unit aggregations, primarily for a basket of Deposit Securities together with a Cash Component. As a practical matter, only institutions or large investors, known as “Authorized Participants” or “APs,” purchase or redeem Creation Units. Except when aggregated in Creation Units, Shares are not individually redeemable.

Shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to a specified percentage of the value of the missing Deposit Securities, as set forth in the Participant Agreement (as defined below). The Trust may impose a transaction fee for each creation or redemption. In all cases, such fees will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities. As in the case of other publicly traded securities, brokers’ commissions on transactions in the secondary market will be based on negotiated commission rates at customary levels.

ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES, POLICIES, AND RELATED RISKS

Each Fund’s investment objective and principal investment strategies are described in the Prospectus. The following information supplements, and should be read in conjunction with, the Prospectus. For a description of certain permitted investments, see “Description of Permitted Investments” in this SAI.

With respect to a Fund’s investments, unless otherwise noted, if a percentage limitation on investment is adhered to at the time of investment or contract, a subsequent increase or decrease as a result of market movement or redemption will not result in a violation of such investment limitation.

Non-Diversification

Each Fund is classified as a non-diversified investment company under the 1940 Act’s diversification requirements. A “non-diversified” classification means that the Funds are not limited by the 1940 Act’s diversification requirements with regard to the percentage of its assets that may be invested in the securities of a single issuer. This means that a Fund may invest a greater portion of its assets in the securities of a single issuer or a small number of issuers than if it was a diversified fund, and therefore, those issuers may constitute a greater portion of such Fund’s portfolio. This may have an adverse effect on the Fund’s performance or subject its Shares to greater price volatility than more diversified investment companies. Moreover, in pursuing its objective, a Fund may hold the securities of a single issuer in an amount exceeding 10% of the value of the outstanding securities of the issuer, subject to restrictions imposed by the Internal Revenue Code of 1986, as amended (the “Code”).

Although the Funds are non-diversified for purposes of the 1940 Act, each Fund intends to maintain the required level of diversification and otherwise conduct its operations so as to qualify as a regulated investment company (“RIC”) for purposes of the Code, and to relieve such Fund of any liability for federal income tax to the extent that their earnings are distributed to shareholders. Compliance with the diversification requirements of the Code may limit the investment flexibility of a Fund and may make it less likely that such Fund will meet its investment objectives. See “Federal Income Taxes” in this SAI for further discussion.

General Risks

The value of a Fund’s portfolio securities may fluctuate with changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular security or issuer and changes in general economic or political conditions. An investor in a Fund could lose money over short or long periods of time.

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There can be no guarantee that a liquid market for the securities held by a Fund will be maintained. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of Shares will be adversely affected if trading markets for a Fund’s portfolio securities are limited or absent, or if bid-ask spreads are wide.

Financial markets, both domestic and foreign, have recently experienced an unusually high degree of volatility. Continuing events and possible continuing market turbulence may have an adverse effect on the performance of a Fund.

Cyber Security Risk. Investment companies, such as the Funds, and their service providers may be subject to operational and information security risks resulting from cyber attacks. Cyber attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber security breaches. Cyber attacks affecting the Funds or the Adviser, Custodian (defined below), Transfer Agent (defined below), intermediaries or other third-party service providers may adversely impact the Funds. For instance, cyber attacks may interfere with the processing of shareholder transactions, impact each Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential company information, impede trading, subject the Funds to regulatory fines or financial losses, and cause reputational damage. The Funds may also incur additional costs for cyber security risk management purposes. Similar types of cyber security risks are also present for issuers of securities in which a Fund invests, which could result in material adverse consequences for such issuers, and may cause a Fund’s investment in such portfolio companies to lose value.

DESCRIPTION OF PERMITTED INVESTMENTS

The following are descriptions of the permitted investments and investment practices and associated risk factors. The Funds will invest in any of the following instruments or engage in any of the following investment practices only if such investment or activity is consistent with such Fund’s investment objective and permitted by such Fund’s stated investment policies. In addition, certain of the techniques and investments discussed in this SAI are not principal strategies of the Funds as disclosed in the Prospectus, and while such techniques and investments are permissible for a Fund to utilize, such Fund is not required to utilize such non-principal techniques or investments.

Borrowing

Under the 1940 Act, a Fund may borrow up to one-third (1/3) of its total assets. The Funds will borrow money only for short-term or emergency purposes. Such borrowing is not for investment purposes and will be repaid by the applicable Fund promptly. Borrowing will tend to exaggerate the effect on NAV of any increase or decrease in the market value of a Fund’s portfolio. Money borrowed will be subject to interest costs that may or may not be recovered by earnings on the securities purchased. The Funds also may be required to maintain minimum average balances in connection with a borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

Depositary Receipts

To the extent the Funds invest in stocks of foreign corporations, a Fund’s investment in securities of foreign companies may be in the form of depositary receipts or other securities convertible into securities of foreign issuers. American Depositary Receipts (“ADRs”) are dollar-denominated receipts representing interests in the securities of a foreign issuer, which securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by U.S. banks and trust companies which evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs in registered form are designed for use in domestic securities markets and are traded on exchanges or over-the-counter in the United States.

Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”), and International Depositary Receipts (“IDRs”) are similar to ADRs in that they are certificates evidencing ownership of shares of a foreign issuer; however, GDRs, EDRs, and IDRs may be issued in bearer form and denominated in other currencies and are generally designed for use in specific or multiple securities markets outside the U.S. EDRs, for example, are designed for use in European securities markets, while GDRs are designed for use throughout the world. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities.

The Funds will not invest in any unlisted depositary receipts or any depositary receipt that is deemed to be illiquid or for which pricing information is not readily available. In addition, all depositary receipts generally must be sponsored. However, the Funds may invest in unsponsored depositary receipts under certain limited circumstances. The issuers of unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the value of the depositary receipts.

Equity Securities

Equity securities, such as the common stocks of an issuer, are subject to stock market fluctuations and therefore may experience volatile changes in value as market conditions, consumer sentiment or the financial condition of the issuers change. A decrease in value of the equity securities in a Fund’s portfolio may also cause the value of such Fund’s Shares to decline.

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An investment in a Fund should be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of a Fund’s portfolio securities and therefore a decrease in the value of Shares of such Fund). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence and perceptions change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic or banking crises.

Types of Equity Securities:

Common Stocks. Common stocks represent units of ownership in a company. Common stocks usually carry voting rights and earn dividends. Unlike preferred stocks, which are described below, dividends on common stocks are not fixed but are declared at the discretion of the company’s board of directors.

Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, generally have inferior rights to receive payments from the issuer in comparison with the rights of creditors or holders of debt obligations or preferred stocks. Further, unlike debt securities, which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.

Preferred Stocks. Preferred stocks are also units of ownership in a company. Preferred stocks normally have preference over common stock in the payment of dividends and the liquidation of the company. However, in all other respects, preferred stocks are subordinated to the liabilities of the issuer. Unlike common stocks, preferred stocks are generally not entitled to vote on corporate matters. Types of preferred stocks include adjustable-rate preferred stock, fixed dividend preferred stock, perpetual preferred stock, and sinking fund preferred stock.

Generally, the market values of preferred stock with a fixed dividend rate and no conversion element vary inversely with interest rates and perceived credit risk.

Rights and Warrants. A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued. Rights normally have a short life of usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants are freely transferable and are traded on major exchanges. Unlike rights, warrants normally have a life that is measured in years and entitles the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Corporations often issue warrants to make the accompanying debt security more attractive.

An investment in warrants and rights may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights and warrants increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.

Smaller Companies. The securities of small- and mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of larger-capitalization companies. The securities of small- and mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Some small- or mid-capitalization companies have limited product lines, markets, and financial and managerial resources and tend to concentrate on fewer geographical markets relative to larger capitalization companies. There is typically less publicly available information concerning small- and mid-capitalization companies than for larger, more established companies. Small- and mid-capitalization companies also may be particularly sensitive to changes in interest rates, government regulation, borrowing costs, and earnings.

When-Issued Securities. A when-issued security is one whose terms are available and for which a market exists, but which has not been issued. When a Fund engages in when-issued transactions, it relies on the other party to consummate the sale. If the other party fails to complete the sale, a Fund may miss the opportunity to obtain the security at a favorable price or yield.

When purchasing a security on a when-issued basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield changes. At the time of settlement, the value of the security may be more or less than the purchase price. The yield available in the market when the delivery takes place also may be higher than those obtained in the transaction itself. Because a Fund does not pay for the security until the delivery date, these risks are in addition to the risks associated with its other investments. Rule 18f-4 under the 1940 Act permits a Fund to invest in securities on a when-issued or forward-settling basis, or with a non-standard settlement cycle, notwithstanding the limitation on the issuance of senior securities in Section 18 of the 1940 Act, provided that the Fund intends to physically settle the transaction and the transaction will settle within 35 days of its trade date (the Delayed-Settlement Securities Provision). A when-issued, forward-settling, or non-standard settlement cycle security that does not satisfy the Delayed-Settlement Securities Provision is treated as a derivatives transaction under Rule 18f-4.

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Foreign Securities

The Funds may invest directly in foreign securities or have indirect exposure to foreign securities. Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards, and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers, and listed companies than exists in the United States. Interest and dividends paid by foreign issuers as well as gains or proceeds realized from the sale or other disposition of foreign securities may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to the Funds by domestic companies or the U.S. government. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, the imposition of economic sanctions, confiscatory taxation, political, economic or social instability, or diplomatic developments that could affect assets of the Funds held in foreign countries. The establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations. In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.

Decreases in the value of currencies of the foreign countries in which a Fund may invest relative to the U.S. dollar will result in a corresponding decrease in the U.S. dollar value of such Fund’s assets denominated in those currencies (and possibly a corresponding increase in the amount of securities required to be liquidated to meet distribution requirements). Conversely, increases in the value of currencies of the foreign countries in which a Fund invests relative to the U.S. dollar will result in a corresponding increase in the U.S. dollar value of such Fund’s assets (and possibly a corresponding decrease in the amount of securities to be liquidated).

Investing in emerging markets can have more risk than investing in developed foreign markets. The risks of investing in these markets may be exacerbated relative to investments in foreign markets. Governments of developing and emerging market countries may be more unstable as compared to more developed countries. Developing and emerging market countries may have less developed securities markets or exchanges, and legal and accounting systems. It may be more difficult to sell securities at acceptable prices and security prices may be more volatile than in countries with more mature markets. Currency values may fluctuate more in developing or emerging markets. Developing or emerging market countries may be more likely to impose government restrictions, including confiscatory taxation, expropriation or nationalization of a company’s assets, and restrictions on foreign ownership of local companies. In addition, emerging markets may impose restrictions on a Fund’s ability to repatriate investment income or capital and, thus, may adversely affect the operations of the Funds. Certain emerging markets may impose constraints on currency exchange and some currencies in emerging markets may have been devalued significantly against the U.S. dollar. For these and other reasons, the prices of securities in emerging markets can fluctuate more significantly than the prices of securities of companies in developed countries. The less developed the country, the greater effect these risks may have on the Funds.

Foreign Currencies

Although the Funds intend to only hold investments denominated in U.S. dollars, each Fund may have indirect exposure to foreign currency fluctuations. A Fund’s net asset value could decline if a relevant foreign currency depreciates against the U.S. dollar or if there are delays or limits on the repatriation of such currency. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, a Fund’s net asset value may change without warning, which could have a significant negative impact on such Fund.

Illiquid and Restricted Investments

Pursuant to Rule 22e-4 under the 1940 Act, each Fund may not acquire any “illiquid investment” if, immediately after the acquisition, such Fund would have invested more than 15% of its net assets in illiquid investments that are assets. An “illiquid investment” is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Each Fund has implemented a liquidity risk management program and related procedures to identify illiquid investments pursuant to Rule 22e-4. The 15% limit is observed continuously.

Each Fund may purchase certain restricted securities that can be resold to institutional investors and which may be determined not to be illiquid investments pursuant to the Fund’s liquidity risk management program. In many cases, those securities are traded in the institutional market under Rule 144A under the 1933 Act and are called Rule 144A securities.

Investments in illiquid investments involve more risks than investments in similar securities that are readily marketable. Illiquid investments may trade at a discount from comparable, more liquid investments. Investment of a Fund’s assets in illiquid investments may restrict the ability of such Fund to dispose of its investments in a timely fashion and for a fair price as well as its ability to take advantage of market opportunities. The risks associated with illiquidity will be particularly acute where a Fund’s operations require cash, such as when the Fund has net redemptions, and could result in the Fund borrowing to meet short-term cash requirements or incurring losses on the sale of illiquid investments.

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Illiquid investments are often restricted securities sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. In many cases, the privately placed securities may not be freely transferable under the laws of the applicable jurisdiction or due to contractual restrictions on resale. To the extent privately placed securities may be resold in privately negotiated transactions, the prices realized from the sales could be less than those originally paid by a Fund or less than the fair value of the securities. In addition, issuers whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded. If any privately placed securities held by a Fund are required to be registered under the securities laws of one or more jurisdictions before being resold, such Fund may be required to bear the expenses of registration. Private placement investments may involve investments in smaller, less seasoned issuers, which may involve greater risks than investments in more established companies. These issuers may have limited product lines, markets or financial resources, or they may be dependent on a limited management group. In making investments in private placement securities, a Fund may obtain access to material non-public information, which may restrict such Fund’s ability to conduct transactions in those securities.

Investment Company Securities

Each Fund may invest in the securities of other investment companies, including money market funds and ETFs, subject to applicable limitations under Section 12(d)(1) of the 1940 Act. Investing in another pooled vehicle exposes the Funds to all the risks of that pooled vehicle. The Funds generally may purchase or redeem, without limitation, shares of any affiliated or unaffiliated money market mutual funds, including unregistered money market funds, so long as a Fund does not pay a sales load or service fee in connection with the purchase, sale, or redemption or if such fees are paid, the Adviser waives its management fee in an amount necessary to offset the amounts paid.

If a Fund invests in and, thus, is a shareholder of, another investment company, such Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Adviser and the other expenses that the Fund bears directly in connection with its own operations.

Pursuant to Section 12(d)(1), a Fund may invest in the securities of another investment company (the “acquired company”) provided that the Fund, immediately after such purchase or acquisition, does not own in the aggregate: (i) more than 3% of the total outstanding voting stock of the acquired company; (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of such Fund; or (iii) securities issued by the acquired company and all other investment companies (other than treasury stock of the Fund) having an aggregate value in excess of 10% of the value of the total assets of the Fund. To the extent allowed by law or regulation, each Fund may invest its assets in securities of investment companies that are money market funds in excess of the limits discussed above.

A Fund may rely on Section 12(d)(1)(F) and Rule 12d1-3 of the 1940 Act, which provide an exemption from Section 12(d)(1) that allows a Fund to invest all of its assets in other registered funds, including ETFs, if, among other conditions: (1) the Fund, together with its affiliates, acquires no more than three percent of the outstanding voting stock of any acquired fund; and (2) the sales load charged on Shares is no greater than the limits set forth in Rule 2830 of the Conduct Rules of the Financial Industry Regulatory Authority, Inc. (“FINRA”). A Fund may also rely on Rule 12d1-4 under the 1940 Act, which provides an exemption from Section 12(d)(1) that allows the Fund to invest all of its assets in other registered funds, including ETFs, if the Fund satisfies certain conditions specified in the Rule, including, among other conditions, that the Fund and its advisory group will not control (individually or in the aggregate) an acquired fund (e.g., hold more than 25% of the outstanding voting securities of an acquired fund that is a registered open-end management investment company).

Money Market Funds

The Funds may invest in underlying money market funds that either seek to maintain a stable $1 NAV (“stable NAV money market funds”) or that have a share price that fluctuates (“variable NAV market funds”). Although an underlying stable NAV money market fund seeks to maintain a stable $1 NAV, it is possible for the Funds to lose money by investing in such a money market fund. Because the share price of an underlying variable NAV market fund will fluctuate, when a Fund sells the shares it owns, they may be worth more or less than what such Fund originally paid for them. In addition, neither type of money market fund is designed to offer capital appreciation. Certain underlying money market funds may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if such fund’s liquidity falls below required minimums.

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Other Short-Term Instruments

The Funds may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity or for other reasons. Money market instruments are generally short-term investments that may include but are not limited to: (1) shares of money market funds; (2) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises); (3) negotiable certificates of deposit (“CDs”), bankers’ acceptances, fixed time deposits and other obligations of U.S. and foreign banks (including foreign branches) and similar institutions; (4) commercial paper rated at the date of purchase “Prime-1” by Moody’s Investors Service or “A-1” by Standard & Poor’s Financial Services or, if unrated, of comparable quality as determined by the Adviser; (5) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that satisfy the rating requirements set forth in Rule 2a-7 under the 1940 Act; and (6) short-term U.S. dollar denominated obligations of foreign banks (including U.S. branches) that, in the opinion of the Adviser, are of comparable quality to obligations of U.S. banks which may be purchased by a Fund. Any of these instruments may be purchased on a current or a forward-settled basis. Money market instruments also include shares of money market funds. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Derivative Instruments

Generally, derivatives are financial instruments whose value depends on or is derived from, the value of one or more underlying assets, reference rates, or indices or other market factors (a “reference instrument”) and may relate to stocks, bonds, interest rates, credit, currencies, commodities or related indices. Derivative instruments can provide an efficient means to gain or reduce exposure to the value of a reference instrument without actually owning or selling the instrument. Some common types of derivatives include options, futures, forwards and swaps.

Derivative instruments may be used to modify the effective duration of a Fund’s portfolio investments. Derivative instruments may also be used for “hedging,” which means that they may be used when the Adviser seeks to protect a Fund’s investments from a decline in value resulting from changes to interest rates, market prices, currency fluctuations, or other market factors. Derivative instruments may also be used for other purposes, including to seek to increase liquidity, provide efficient portfolio management, broaden investment opportunities (including taking short or negative positions), implement a tax or cash management strategy, gain exposure to a particular security or segment of the market and/or enhance total return. However derivative instruments are used, their successful use is not assured and will depend upon, among other factors, the Adviser’s ability to gauge relevant market movements.

Derivative instruments may be used for the purposes of direct hedging. Direct hedging means that the transaction must be intended to reduce a specific risk exposure of a portfolio security or its denominated currency and must also be directly related to such security or currency. Each Fund’s use of derivative instruments may be limited from time to time by policies adopted by the Board or the Adviser.

Because some derivative instruments used by a Fund may oblige the Fund’s to make payments or incur additional obligations in the future, the SEC requires investment companies to “cover” or segregate liquid assets equal to the potential exposure created by such derivatives. See “Borrowing” above for more information on the Fund’s obligation to cover or segregate such assets.

SEC Rule 18f-4 (“Rule 18f-4” or the “Derivatives Rule”) regulates the ability of a Fund to enter into derivative transactions and other leveraged transactions. The Derivatives Rule defines the term “derivatives” to include short sales and forward contracts, such as TBA transactions, in addition to instruments traditionally classified as derivatives, such as swaps, futures, and options. Rule 18f-4 also regulates other types of leveraged transactions, such as reverse repurchase transactions and transactions deemed to be “similar to” reverse repurchase transactions, such as certain securities lending transactions in connection with which a Fund obtains leverage. Among other things, under Rule 18f-4, a Fund is prohibited from entering into these derivatives transactions except in reliance on the provisions of the Derivatives Rule. The Derivatives Rule establishes limits on the derivatives transactions that a Fund may enter into based on the value-at-risk (“VaR”) of the Fund inclusive of derivatives. A Fund will generally satisfy the limits under the Rule if the VaR of its portfolio (inclusive of derivatives transactions) does not exceed 200% of the VaR of its “designated reference portfolio.” The “designated reference portfolio” is a representative unleveraged index or a Fund’s own portfolio absent derivatives holdings, as determined by such Fund’s derivatives risk manager. This limits test is referred to as the “Relative VaR Test.” If a Fund determines that the Relative VaR Test is not appropriate in light of its strategy, subject to specified conditions, the Fund may instead comply with the “Absolute VaR Test.” A Fund will satisfy the Absolute VaR Test if the VaR of its portfolio does not exceed 20% of the value of the Fund’s net assets.

In addition, among other requirements, Rule 18f-4 requires a Fund to establish a derivatives risk management program, appoint a derivatives risk manager, and carry out enhanced reporting to the Board, the SEC and the public regarding a Fund’s derivatives activities.

Futures contracts. Generally, a futures contract is a standard binding agreement to buy or sell a specified quantity of an underlying reference instrument, such as a specific security, currency or commodity, at a specified price at a specified later date. A “sale” of a futures contract means the acquisition of a contractual obligation to deliver the underlying reference instrument called for by the contract at a specified price on a specified date. A “purchase” of a futures contract means the acquisition of a contractual obligation to acquire the underlying reference instrument called for by the contract at a specified price on a specified date. The purchase or sale of a futures contract will allow the Fund’s to increase or decrease its exposure to the underlying reference instrument without having to buy the actual instrument.

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The underlying reference instruments to which futures contracts may relate include non-U.S. currencies, interest rates, stock and bond indices, and debt securities, including U.S. government debt obligations. In most cases the contractual obligation under a futures contract may be offset, or “closed out,” before the settlement date so that the parties do not have to make or take delivery. The closing out of a contractual obligation is usually accomplished by buying or selling, as the case may be, an identical, offsetting futures contract. This transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the underlying instrument or asset. Although some futures contracts by their terms require the actual delivery or acquisition of the underlying instrument or asset, some require cash settlement.

Futures contracts may be bought and sold on U.S. and non-U.S. exchanges. Futures contracts in the U.S. have been designed by exchanges that have been designated “contract markets” by the CFTC and must be executed through a futures commission merchant (“FCM”), which is a brokerage firm that is a member of the relevant contract market. Each exchange guarantees performance of the contracts as between the clearing members of the exchange, thereby reducing the risk of counterparty default. Futures contracts may also be entered into on certain exempt markets, including exempt boards of trade and electronic trading facilities, available to certain market participants. Because all transactions in the futures market are made, offset or fulfilled by an FCM through a clearinghouse associated with the exchange on which the contracts are traded, the Funds will incur brokerage fees when it buys or sells futures contracts.

The Funds generally buys and sells futures contracts only on contract markets (including exchanges or boards of trade) where there appears to be an active market for the futures contracts, but there is no assurance that an active market will exist for any particular contract or at any particular time. An active market makes it more likely that futures contracts will be liquid and bought and sold at competitive market prices. In addition, many of the futures contracts available may be relatively new instruments without a significant trading history. As a result, there can be no assurance that an active market will develop or continue to exist.

When the Fund’s enters into a futures contract, it must deliver to an account controlled by the FCM (that has been selected by the Fund’s), an amount referred to as “initial margin” that is typically calculated as an amount equal to the volatility in market value of a contract over a fixed period. Initial margin requirements are determined by the respective exchanges on which the futures contracts are traded and the FCM. Thereafter, a “variation margin” amount may be required to be paid by the Fund’s or received by the Fund’s in accordance with margin controls set for such accounts, depending upon changes in the marked-to market value of the futures contract. The account is marked-to market daily and the variation margin is monitored by the Adviser and Custodian (defined below) on a daily basis. When the futures contract is closed out, if the Funds have a loss equal to or greater than the margin amount, the margin amount is paid to the FCM along with any loss in excess of the margin amount. If the Funds have a loss of less than the margin amount, the excess margin is returned to the Funds. If the Funds have a gain, the full margin amount and the amount of the gain is paid to the Funds.

Some futures contracts provide for the delivery of securities that are different than those that are specified in the contract. For a futures contract for delivery of debt securities, on the settlement date of the contract, adjustments to the contract can be made to recognize differences in value arising from the delivery of debt securities with a different interest rate from that of the particular debt securities that were specified in the contract. In some cases, securities called for by a futures contract may not have been issued when the contract was written.

Risks of futures contracts. The Fund’s use of futures contracts is subject to the risks associated with derivative instruments generally. In addition, a purchase or sale of a futures contract may result in losses to the Funds in excess of the amount that the Funds delivered as initial margin. Because of the relatively low margin deposits required, futures trading involves a high degree of leverage; as a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, or gain, to the Funds. In addition, if the Funds have insufficient cash to meet daily variation margin requirements or close out a futures position, it may have to sell securities from its portfolio at a time when it may be disadvantageous to do so. Adverse market movements could cause the Fund’s to experience substantial losses on an investment in a futures contract.

There is a risk of loss by the Funds of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Funds have an open position in a futures contract. The assets of the Fund’s may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Funds might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers. If the FCM does not provide accurate reporting, the Funds are also subject to the risk that the FCM could use the Fund’s assets, which are held in an omnibus account with assets belonging to the FCM’s other customers, to satisfy its own financial obligations or the payment obligations of another customer to the central counterparty.

The Fund’s may not be able to properly hedge or effect its strategy when a liquid market is unavailable for the futures contract the Fund’s wishes to close, which may at times occur. In addition, when futures contracts are used for hedging, there may be an imperfect correlation between movements in the prices of the underlying reference instrument on which the futures contract is based and movements in the prices of the assets sought to be hedged.

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If the Adviser’s investment judgment about the general direction of market prices or interest or currency exchange rates is incorrect, the Fund’s overall performance will be poorer than if it had not entered into a futures contract. For example, if the Funds have purchased futures to hedge against the possibility of an increase in interest rates that would adversely affect the price of bonds held in its portfolio and interest rates instead decrease, the Funds will lose part or all of the benefit of the increased value of the bonds which it has hedged. This is because its losses in its futures positions will offset some or all of its gains from the increased value of the bonds.

The difference (called the “spread”) between prices in the cash market for the purchase and sale of the underlying reference instrument and the prices in the futures market is subject to fluctuations and distortions due to differences in the nature of those two markets. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions that could distort the normal pricing spread between the cash and futures markets. Second, the liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery of the underlying instrument. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, resulting in pricing distortion. Third, from the point of view of speculators, the margin deposit requirements that apply in the futures market are less onerous than similar margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. When such distortions occur, a correct forecast of general trends in the price of an underlying reference instrument by the Adviser may still not necessarily result in a profitable transaction.

Futures contracts that are traded on non-U.S. exchanges may not be as liquid as those purchased on CFTC-designated contract markets. In addition, non-U.S. futures contracts may be subject to varied regulatory oversight. The price of any non-U.S. futures contract and, therefore, the potential profit and loss thereon, may be affected by any change in the non-U.S. exchange rate between the time a particular order is placed and the time it is liquidated, offset or exercised.

The CFTC and the various exchanges have established limits referred to as “speculative position limits” on the maximum net long or net short position that any person, such as the Fund, may hold or control in a particular futures contract. Trading limits are also imposed on the maximum number of contracts that any person may trade on a particular trading day. An exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. The regulation of futures, as well as other derivatives, is a rapidly changing area of law. For more information, see “Developing government regulation of derivatives” below.

Futures exchanges may also limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. This daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

Options on futures contracts. Options on futures contracts trade on the same contract markets as the underlying futures contract. When a Fund buys an option, it pays a premium for the right, but does not have the obligation, to purchase (call) or sell (put) a futures contract at a set price (the exercise price). The purchase of a call or put option on a futures contract, whereby a Fund has the right to purchase or sell, respectively, a particular futures contract, is similar in some respects to the purchase of a call or put option on an individual security or currency. Depending on the premium paid for the option compared to either the price of the futures contract upon which it is based or the price of the underlying reference instrument, the option may be less risky than direct ownership of the futures contract or the underlying reference instrument. For example, a Fund could purchase a call option on a long futures contract when seeking to hedge against an increase in the market value of the underlying reference instrument, such as appreciation in the value of a non-U.S. currency against the U.S. dollar.

The seller (writer) of an option becomes contractually obligated to take the opposite futures position if the buyer of the option exercises its rights to the futures position specified in the option. In return for the premium paid by the buyer, the seller assumes the risk of taking a possibly adverse futures position. In addition, the seller will be required to post and maintain initial and variation margin with the FCM. One goal of selling (writing) options on futures may be to receive the premium paid by the option buyer. For more general information about the mechanics of purchasing and writing options, see “Options” below.

Risks of options on futures contracts. A Fund’s use of options on futures contracts are subject to the risks related to derivative instruments generally. In addition, the amount of risk a Fund assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction costs. The purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. The seller (writer) of an option on a futures contract is subject to the risk of having to take a possibly adverse futures position if the purchaser of the option exercises its rights. If the seller were required to take such a position, it could bear substantial losses. An option writer has potentially unlimited economic risk because its potential loss, except to the extent offset by the premium received, is equal to the amount the option is “in-the-money” at the expiration date. A call option is in-the-money if the value of the underlying futures contract exceeds the exercise price of the option. A put option is in-the-money if the exercise price of the option exceeds the value of the underlying futures contract.

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Swaps. Generally, swap agreements are contracts between a Fund and another party (the swap counterparty) involving the exchange of payments on specified terms over periods ranging from a few days to multiple years. A swap agreement may be negotiated bilaterally and traded OTC between the two parties (for an uncleared swap) or, in some instances, must be transacted through an FCM and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap). In a basic swap transaction, a Fund agrees with the swap counterparty to exchange the returns (or differentials in rates of return) and/or cash flows earned or realized on a particular “notional amount” or value of predetermined underlying reference instruments. The notional amount is the set dollar or other value selected by the parties to use as the basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. The parties typically do not actually exchange the notional amount. Instead, they agree to exchange the returns that would be earned or realized if the notional amount were invested in given investments or at given interest rates. Examples of returns that may be exchanged in a swap agreement are those of a particular security, a particular fixed or variable interest rate, a particular non-U.S. currency, or a “basket” of securities representing a particular index. Swaps can also be based on credit and other events.

The Funds will generally enter into swap agreements on a net basis, which means that the two payment streams that are to be made by a Fund and its counterparty with respect to a particular swap agreement are netted out, with such Fund receiving or paying, as the case may be, only the net difference in the two payments. A Fund’s obligations (or rights) under a swap agreement that is entered into on a net basis will generally be the net amount to be paid or received under the agreement based on the relative values of the obligations of each party upon termination of the agreement or at set valuation dates. A Fund will accrue its obligations under a swap agreement daily (offset by any amounts the counterparty owes such Fund). If the swap agreement does not provide for that type of netting, the full amount of such Fund’s obligations will be accrued on a daily basis.

Comprehensive swaps regulation. The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the “Dodd-Frank Act”) and related regulatory developments imposed comprehensive regulatory requirements on swaps and swap market participants. The regulatory framework includes: (1) registration and regulation of swap dealers and major swap participants; (2) requiring central clearing and execution of standardized swaps; (3) imposing margin requirements on swap transactions; (4) regulating and monitoring swap transactions through position limits and large trader reporting requirements; and (5) imposing record keeping and centralized and public reporting requirements, on an anonymous basis, for most swaps. The CFTC is responsible for the regulation of most swaps. The SEC has jurisdiction over a small segment of the market referred to as “security-based swaps,” which includes swaps on single securities or credits, or narrow-based indices of securities or credits.

Uncleared swaps. In an uncleared swap, the swap counterparty is typically a brokerage firm, bank or other financial institution. The Funds customarily enter into uncleared swaps based on the standard terms and conditions of an International Swaps and Derivatives Association (“ISDA”) Master Agreement. ISDA is a voluntary industry association of participants in the over-the-counter derivatives markets that has developed standardized contracts used by such participants that have agreed to be bound by such standardized contracts. In the event that one party to a swap transaction defaults and the transaction is terminated prior to its scheduled termination date, one of the parties may be required to make an early termination payment to the other. An early termination payment may be payable by either the defaulting or non-defaulting party, depending upon which of them is “in-the-money” with respect to the swap at the time of its termination. Early termination payments may be calculated in various ways, but are intended to approximate the amount the “in-the-money” party would have to pay to replace the swap as of the date of its termination.

During the term of an uncleared swap, a Fund is required to pledge to the swap counterparty, from time to time, an amount of cash and/or other assets equal to the total net amount (if any) that would be payable by such Fund to the counterparty if all outstanding swaps between the parties were terminated on the date in question, including any early termination payments (“variation margin”). Periodically, changes in the amount pledged are made to recognize changes in value of the contract resulting from, among other things, interest on the notional value of the contract, market value changes in the underlying investment, and/or dividends paid by the issuer of the underlying instrument. Likewise, the counterparty will be required to pledge cash or other assets to cover its obligations to the Fund. However, the amount pledged may not always be equal to or more than the amount due to the other party. Therefore, if a counterparty defaults in its obligations to a Fund, the amount pledged by the counterparty and available to such Fund may not be sufficient to cover all the amounts due to the Fund and the Fund may sustain a loss.

Currently, the Funds do not intend to typically provide initial margin in connection with uncleared swaps. However, rules requiring initial margin for uncleared swaps have been adopted and are being phased in over time. When these rules take effect, if a Fund is deemed to have material swaps exposure under applicable swap regulations, the Fund will be required to post initial margin in addition to variation margin.

Cleared swaps. Certain standardized swaps are subject to mandatory central clearing and exchange-trading. The Dodd-Frank Act and implementing rules will ultimately require the clearing and exchange-trading of many swaps. Mandatory exchange-trading and clearing will occur on a phased-in basis based on the type of market participant, CFTC approval of contracts for central clearing and public trading facilities making such cleared swaps available to trade. To date, the CFTC has designated only certain of the most common types of credit default index swaps and interest rate swaps as subject to mandatory clearing and certain public trading facilities have made certain of those cleared swaps available to trade, but it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks and may involve additional costs and risks not involved with uncleared swaps. See “Risks of cleared swaps” below.

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In a cleared swap, a Fund’s ultimate counterparty is a central clearinghouse rather than a brokerage firm, bank or other financial institution. Cleared swaps are submitted for clearing through each party’s FCM, which must be a member of the clearinghouse that serves as the central counterparty. Transactions executed on a swap execution facility (“SEF”) may increase market transparency and liquidity but may require a Fund to incur increased expenses to access the same types of swaps that it has used in the past. When a Fund enters into a cleared swap, it must deliver to the central counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central counterparty and are typically calculated as an amount equal to the volatility in market value of the cleared swap over a fixed period, but an FCM may require additional initial margin above the amount required by the central counterparty. During the term of the swap agreement, a “variation margin” amount may also be required to be paid by a Fund or may be received by a Fund in accordance with margin controls set for such accounts. If the value of a Fund’s cleared swap declines, the Fund will be required to make additional “variation margin” payments to the FCM to settle the change in value. Conversely, if the market value of a Fund’s position increases, the FCM will post additional “variation margin” to the Fund’s account. At the conclusion of the term of the swap agreement, if a Fund has a loss equal to or greater than the margin amount, the margin amount is paid to the FCM along with any loss in excess of the margin amount. If the Fund has a loss of less than the margin amount, the excess margin is returned to the Fund. If the Fund has a gain, the full margin amount and the amount of the gain is paid to the Fund.

Credit default swaps. The “buyer” of protection in a credit default swap agreement is obligated to pay the “seller” a periodic stream of payments over the term of the agreement in return for a payment by the “seller” that is contingent upon the occurrence of a credit event with respect to a specific underlying reference debt obligation (whether as a single debt instrument or as part of an index of debt instruments). The contingent payment by the seller generally is the face amount of the debt obligation, in return for the buyer’s obligation to make periodic cash payments and deliver in physical form the reference debt obligation or a cash payment equal to the then-current market value of that debt obligation at the time of the credit event. If no credit event occurs, the seller would receive a fixed rate of income throughout the term of the contract, while the buyer would lose the amount of its payments and recover nothing. The buyer is also subject to the risk that the seller will not satisfy its contingent payment obligation, if and when due.

Purchasing protection through a credit default swap may be used to attempt to hedge against a decline in the value of debt security or securities due to a credit event. The seller of protection under a credit default swap receives periodic payments from the buyer but is exposed to the risk that the value of the reference debt obligation declines due to a credit event and that it will have to pay the face amount of the reference obligation to the buyer. Selling protection under a credit default swap may also permit the seller to gain exposure that is similar to owning the reference debt obligation directly. As the seller of protection, a Fund would effectively add leverage to its portfolio because, in addition to its total assets, such Fund would be subject to the risk that there would be a credit event and the Fund would have to make a substantial payment in the future.

Generally, a credit event means bankruptcy, failure to timely pay interest or principal, obligation acceleration or default, or repudiation or restructuring of the reference debt obligation. There may be disputes between the buyer or seller of a credit default swap agreement or within the swaps market as a whole as to whether or not a credit event has occurred or what the payout should be which could result in litigation. In some instances where there is a dispute in the credit default swap market, a regional Determinations Committee set up by ISDA may make an official binding determination regarding the existence of credit events with respect to the reference debt obligation of a credit default swap agreement or, in the case of a credit default swap on an index, with respect to a component of the index underlying the credit default swap agreement. In the case of a credit default swap on an index, the existence of a credit event is determined according to the index methodology, which may in turn refer to determinations made by ISDA’s Determinations Committees with respect to particular components of the index.

ISDA’s Determinations Committees are comprised principally of dealers in the OTC derivatives markets which may have a conflicting interest in the determination regarding the existence of a particular credit event. In addition, in the sovereign debt market, a credit default swap agreement may not provide the protection generally anticipated because the government issuer of the sovereign debt instruments may be able to restructure or renegotiate the debt in such a manner as to avoid triggering a credit event. Moreover, (1) sovereign debt obligations may not incorporate common, commercially acceptable provisions, such as collective action clauses, or (2) the negotiated restructuring of the sovereign debt may be deemed non-mandatory on all holders. As a result, the determination committee might then not be able to determine, or may be able to avoid having to determine, that a credit event under the credit default agreement has occurred.

For these and other reasons, the buyer of protection in a credit default swap agreement is subject to the risk that certain occurrences, such as particular restructuring events affecting the value of the underlying reference debt obligation, or the restructuring of sovereign debt, may not be deemed credit events under the credit default swap agreement. Therefore, if the credit default swap was purchased as a hedge or to take advantage of an anticipated increase in the value of credit protection for the underlying reference obligation, it may not provide any hedging benefit or otherwise increase in value as anticipated. Similarly, the seller of protection in a credit default swap agreement is subject to the risk that certain occurrences may be deemed to be credit events under the credit default swap agreement, even if these occurrences do not adversely impact the value or creditworthiness of the underlying reference debt obligation.

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Interest rate swaps. An interest rate swap is an agreement between two parties to exchange interest rate payment obligations. Typically, one party’s obligation is based on an interest rate fixed to maturity while the other party’s obligation is based on an interest rate that changes in accordance with changes in a designated benchmark (for example, Secured Overnight Financing Rate (SOFR), prime rate, commercial paper rate, or other benchmarks). Alternatively, both payment obligations may be based on an interest rate that changes in accordance with changes in a designated benchmark (also known as a “basis swap”). In a basis swap, the rates may be based on different benchmarks (for example, SOFR versus commercial paper) or on different terms of the same benchmark (for example, one-month SOFR versus three-month SOFR). Each party’s payment obligation under an interest rate swap is determined by reference to a specified “notional” amount of money. Therefore, interest rate swaps generally do not involve the delivery of securities, other underlying instruments, or principal amounts; rather they entail the exchange of cash payments based on the application of the designated interest rates to the notional amount. Accordingly, barring swap counterparty or FCM default, the risk of loss in an interest rate swap is limited to the net amount of interest payments that a Fund is obligated to make or receive (as applicable), as well as any early termination payment payable by or to such Fund upon early termination of the swap.

By swapping fixed interest rate payments for floating payments, an interest rate swap can be used to increase or decrease a Fund’s exposure to various interest rates, including to hedge interest rate risk. Interest rate swaps are generally used to permit the party seeking a floating rate obligation the opportunity to acquire such obligation at a rate lower than is directly available in the credit markets, while permitting the party desiring a fixed-rate obligation the opportunity to acquire such a fixed-rate obligation, also frequently at a rate lower than is directly available in the credit markets. The success of such a transaction depends in large part on the availability of fixed-rate obligations at interest (or coupon) rates low enough to cover the costs involved. Similarly, a basis swap can be used to increase or decrease a Fund’s exposure to various interest rates, including to hedge against or speculate on the spread between the two indexes, or to manage duration. An interest rate swap transaction is affected by change in interest rates, which, in turn, may affect the prepayment rate of any underlying debt obligations upon which the interest rate swap is based.

Inflation index swaps. An inflation index swap is a contract between two parties, whereby one party makes payments based on the cumulative percentage increase in an index that serves as a measure of inflation (typically, the Consumer Price Index) and the other party makes a regular payment based on a compounded fixed rate. Each party’s payment obligation under the swap is determined by reference to a specified “notional” amount of money. Typically, an inflation index swap has payment obligations netted and exchanged upon maturity. The value of an inflation index swap is expected to change in response to changes in the rate of inflation. If inflation increases at a faster rate than anticipated at the time the swap is entered into, the swap will increase in value. Similarly, if inflation increases at a rate slower than anticipated at the time the swap is entered into, the swap will decrease in value.

Equity total return swaps. A total return swap (also sometimes referred to as a synthetic equity swap or “contract for difference” when written with respect to an equity security or basket of equity securities) is an agreement between two parties under which the parties agree to make payments to each other so as to replicate the economic consequences that would apply had a purchase or short sale of the underlying reference instrument or index thereof taken place. For example, one party agrees to pay the other party the total return earned or realized on the notional amount of an underlying equity security and any dividends declared with respect to that equity security. In return the other party makes payments, typically at a floating rate, calculated based on the notional amount.

Options on swap agreements. An option on a swap agreement generally is an OTC option (see the discussion above on OTC options) that gives the buyer of the option the right, but not the obligation, in return for payment of a premium to the seller, to enter into a previously negotiated swap agreement, or to extend, terminate or otherwise modify the terms of an existing swap agreement. The writer (seller) of an option on a swap agreement receives premium payments from the buyer and, in exchange, becomes obligated to enter into or modify an underlying swap agreement upon the exercise of the option by the buyer. When a Fund purchases an option on a swap agreement, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised, plus any related transaction costs.

There can be no assurance that a liquid secondary market will exist for any particular option on a swap agreement, or at any particular time, and a Fund may have difficulty affecting closing transactions in particular options on swap agreements. Therefore, such Fund may have to exercise the options that it purchases in order to realize any profit and take delivery of the underlying swap agreement. The Fund could then incur transaction costs upon the sale or closing out of the underlying swap agreement. In the event that the option on a swap is exercised, the counterparty for such option would be the same counterparty with whom the Fund entered into the underlying swap.

However, if a Fund writes (sells) an option on a swap agreement, such Fund is bound by the terms of the underlying swap agreement upon exercise of the option by the buyer, which may result in losses to the Fund in excess of the premium it received. Options on swap agreements involve the risks associated with derivative instruments generally, as described above, as well as the additional risks associated with both options and swaps generally.

Options on swap agreements are considered to be swaps for purposes of CFTC regulation. Although they are traded OTC, the CFTC may in the future designate certain options on swaps as subject to mandatory clearing. For more information, see “Cleared swaps” and “Risks of cleared swaps.”

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An option on an interest rate swap (also sometimes referred to as a “swaption”) is a contract that gives the purchaser the right, but not the obligation, in return for payment of a premium, to enter into a new interest rate swap. A pay fixed option on an interest rate swap gives the buyer the right to establish a position in an interest rate swap where the buyer will pay (and the writer will receive) the fixed-rate cash flows and receive (and the writer will pay) the floating-rate cash flows. In general, most options on interest rate swaps are “European” exercise, which means that they can only be exercised at the end of the option term. Depending on the movement of interest rates between the time of purchase and expiration, the value of the underlying interest rate swap and therefore also the value of the option on the interest rate swap will change.

An option on a credit default swap is a contract that gives the buyer the right (but not the obligation), in return for payment of a premium to the option seller, to enter into a new credit default swap on a reference entity at a predetermined spread on a future date. This spread is the price at which the contract is executed (the option strike price). Similar to a put option, in a payer option on a credit default swap, the option buyer pays a premium to the option seller for the right, but not the obligation, to buy credit protection on a reference entity (e.g., a particular portfolio security) at a predetermined spread on a future date. Similar to a call option, in a receiver option on a credit default swap the option buyer pays a premium for the right, but not the obligation to sell credit default swap protection on a reference entity or index. Depending on the movement of market spreads with respect to the particular referenced debt securities between the time of purchase and expiration of the option, the value of the underlying credit default swap and therefore the value of the option will change. Options on credit default swaps currently are traded OTC and the specific terms of each option on a credit default swap are negotiated directly with the counterparty.

Commodity-linked total return swaps. A commodity-linked total return swap is an agreement between two parties under which the parties agree to exchange a fixed return or interest rate on the notional amount of the swap for the return of a particular commodities index, commodity contract or basket of commodity contracts as if such notional amount had been invested in such index, commodity contract or basket of commodity contracts. For example, one party agrees to pay the other party the return on a particular index multiplied by the notional amount of the swap. In return, the other party makes periodic payments, such as at a floating interest rate, calculated based on such notional amount. If the commodity swap is for one period, a Fund may pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is more than one period, with interim swap payments, a Fund may pay an adjustable or floating fee. With a “floating” rate, the fee may be pegged to a base rate, such as the SOFR, and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, a Fund may be required to pay a higher fee at each swap reset date.

Risks of swaps generally. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Funds will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser correctly to predict which types of investments are likely to produce greater returns. If the Adviser, in using swap agreements, is incorrect in its forecasts of market values, interest rates, inflation, currency exchange rates or other applicable factors, the investment performance of a Fund will be less than its performance would have been if it had not used the swap agreements.

The risk of loss to a Fund for swap transactions that are entered into on a net basis depends on which party is obligated to pay the net amount to the other party. If the counterparty is obligated to pay the net amount to a Fund, the risk of loss to the Fund is loss of the entire amount that the Fund is entitled to receive. If a Fund is obligated to pay the net amount, the Fund’s risk of loss is generally limited to that net amount. If the swap agreement involves the exchange of the entire principal value of a security, the entire principal value of that security is subject to the risk that the other party to the swap will default on its contractual delivery obligations. In addition, a Fund’s risk of loss also includes any margin at risk in the event of default by the counterparty (in an uncleared swap) or the central counterparty or FCM (in a cleared swap), plus any transaction costs.

Because bilateral swap agreements are structured as two-party contracts and may have terms of greater than seven days, these swaps may be considered to be illiquid and, therefore, subject to a Fund’s limitation on investments in illiquid securities. If a swap transaction is particularly large or if the relevant market is illiquid, the Fund may not be able to establish or liquidate a position at an advantageous time or price, which may result in significant losses. Participants in the swap markets are not required to make continuous markets in the swap contracts they trade. Participants could refuse to quote prices for swap contracts or quote prices with an unusually widespread between the price at which they are prepared to buy and the price at which they are prepared to sell. Some swap agreements entail complex terms and may require a greater degree of subjectivity in their valuation. However, the swap markets have grown substantially in recent years, with a large number of financial institutions acting both as principals and agents, utilizing standardized swap documentation. As a result, the swap markets have become increasingly liquid. In addition, central clearing and the trading of cleared swaps on public facilities are intended to increase liquidity. The Adviser, under the supervision of the Board, is responsible for determining and monitoring the liquidity of the Funds’ swap transactions.

Rules adopted under the Dodd-Frank Act require centralized reporting of detailed information about many swaps, whether cleared or uncleared. This information is available to regulators and, also, to a more limited extent and on an anonymous basis, to the public. Reporting of swap data is intended to result in greater market transparency. This may be beneficial to funds that use swaps in their trading strategies. However, public reporting imposes additional recordkeeping burdens on these funds, and the safeguards established to protect anonymity are not yet tested and may not provide protection of the funds’ identities as intended.

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Certain U.S. Internal Revenue Service (“IRS”) positions may limit each Fund’s ability to use swap agreements in a desired tax strategy. It is possible that developments in the swap markets and/or the laws relating to swap agreements, including potential government regulation, could adversely affect a Fund’s ability to benefit from using swap agreements, or could have adverse tax consequences. For more information about potentially changing regulation, see “Developing government regulation of derivatives” below.

Risks of uncleared swaps. Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. As a result, swap participants may not be as protected as participants on organized exchanges. Performance of a swap agreement is the responsibility only of the swap counterparty and not of any exchange or clearinghouse. As a result, a Fund is subject to the risk that a counterparty will be unable or will refuse to perform under such agreement, including because of the counterparty’s bankruptcy or insolvency. A Fund risks the loss of the accrued but unpaid amounts under a swap agreement, which could be substantial, in the event of a default, insolvency or bankruptcy by a swap counterparty. In such an event, the Fund will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect such Fund’s rights as a creditor. If the counterparty’s creditworthiness declines, the value of a swap agreement would likely decline, potentially resulting in losses. In unusual or extreme market conditions, a counterparty’s creditworthiness and ability to perform may deteriorate rapidly, and the availability of suitable replacement counterparties may become limited.

Risks of cleared swaps. As noted above, under recent financial reforms, certain types of swaps are, and others eventually are expected to be, required to be cleared through a central counterparty, which may affect counterparty risk and other risks faced by the Funds.

Central clearing is designed to reduce counterparty credit risk and increase liquidity compared to uncleared swaps because central clearing interposes the central clearinghouse as the counterparty to each participant’s swap, but it does not eliminate those risks completely. There is also a risk of loss by a Fund of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Fund has an open position, or the central counterparty in a swap contract. The assets of a Fund may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Fund might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers. If the FCM does not provide accurate reporting, the Funds are also subject to the risk that the FCM could use such Fund’s assets, which are held in an omnibus account with assets belonging to the FCM’s other customers, to satisfy its own financial obligations or the payment obligations of another customer to the central counterparty. Credit risk of cleared swap participants is concentrated in a few clearinghouses, and the consequences of insolvency of a clearinghouse are not clear.

With cleared swaps, a Fund may not be able to obtain as favorable terms as it would be able to negotiate for a bilateral, uncleared swap. In addition, an FCM may unilaterally amend the terms of its agreement with a Fund, which may include the imposition of position limits or additional margin requirements with respect to the Fund’s investment in certain types of swaps. Central counterparties and FCMs can require termination of existing cleared swap transactions upon the occurrence of certain events, and can also require increases in margin above the margin that is required at the initiation of the swap agreement.

Finally, the Funds are subject to the risk that, after entering into a cleared swap with an executing broker, no FCM or central counterparty is willing or able to clear the transaction. In such an event, a Fund may be required to break the trade and make an early termination payment to the executing broker.

Combined transactions. Each Fund may enter into multiple derivative instruments, and any combination of derivative instruments as part of a single or combined strategy (a “Combined Transaction”) when the Adviser believes it is in the best interests of the Fund to do so. A Combined Transaction will usually contain elements of risk that are present in each of its component transactions.

Although Combined Transactions are normally entered into based on the Adviser’s judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal(s), it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

Securities Lending

Each Fund may lend portfolio securities to certain creditworthy borrowers. The Funds did not participate in securities lending for the fiscal period ended August 31, 2025. The borrowers provide collateral that is maintained in an amount at least equal to the current value of the securities loaned. A Fund may terminate a loan at any time and obtain the return of the securities loaned. A lending Fund receives the value of any interest or cash or non-cash distributions paid on the loaned securities. Distributions received on loaned securities in lieu of dividend payments (i.e., substitute payments) would not be considered qualified dividend income.

With respect to loans that are collateralized by cash, the borrower will be entitled to receive a fee based on the amount of cash collateral. A Fund is compensated by the difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, the Fund is compensated by a fee paid by the borrower equal to a percentage of the value of the loaned securities. Any cash collateral may be reinvested in certain short-term instruments either directly on behalf of a lending Fund or through one or more joint accounts or money market funds, which may include those managed by the Adviser.

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Each Fund may pay a portion of the interest or fees earned from securities lending to a borrower as described above, and to one or more securities lending agents approved by the Board who administer the lending program for each Fund in accordance with guidelines approved by the Board. In such capacity, the lending agent causes the delivery of loaned securities from a Fund to borrowers, arranges for the return of loaned securities to such Fund at the termination of a loan, requests deposit of collateral, monitors the daily value of the loaned securities and collateral, requests that borrowers add to the collateral when required by the loan agreements, and provides recordkeeping and accounting services necessary for the operation of the program.

Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process), “gap” risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees a Fund has agreed to pay a borrower), and credit, legal, counterparty and market risk. In the event a borrower does not return a Fund’s securities as agreed, such Fund may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated plus the transaction costs incurred in purchasing replacement securities.

Repurchase Agreements

Each Fund may invest in repurchase agreements with commercial banks, brokers or dealers to generate income from its excess cash balances. A repurchase agreement is an agreement under which a Fund acquires a financial instrument (e.g., a security issued by the U.S. government or an agency thereof, a banker’s acceptance or a certificate of deposit) from a seller, subject to resale to the seller at an agreed upon price and date (normally, the next Business Day). A “Business Day” is any day on which the New York Stock Exchange (“NYSE”) is open for regular trading. A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by a Fund and is unrelated to the interest rate on the underlying instrument.

In these repurchase agreement transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and are held by the Fund’s custodian bank until repurchased. No more than an aggregate of 15% of a Fund’s net assets will be invested in illiquid securities, including repurchase agreements having maturities longer than seven days and securities subject to legal or contractual restrictions on resale, or for which there are no readily available market quotations.

The use of repurchase agreements involves certain risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, a Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the U.S. Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within the control of such Fund and, therefore, the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.

Dollar Rolls

A dollar roll transaction involves a sale by a Fund of a security concurrently with an agreement by the Fund to repurchase a similar security at a later date at an agreed-upon price. A dollar roll may be considered a borrowing giving rise to leverage. The securities that are repurchased will bear the same interest rate and a similar maturity as those sold, but the assets collateralizing these securities may have different prepayment histories than those sold. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional investments, and the income from these investments will generate income for the Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of the Fund compared with what the performance would have been without the use of dollar rolls. Dollar rolls involve the risk that the market value of the securities subject to a Fund’s forward purchase commitment may decline below, or the market value of the securities subject to a Fund’s forward sale commitment may increase above, the exercise price of the forward commitment. In the event the buyer of the securities files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds of the current sale portion of the transaction may be restricted.

Tax Risks

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in the Prospectus and this SAI is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when a Fund makes distributions or you sell Shares.

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INVESTMENT RESTRICTIONS

The Trust has adopted the following investment restrictions as fundamental policies with respect to the Funds. These restrictions cannot be changed with respect to a Fund without the approval of the holders of a majority of such Fund’s outstanding voting securities. For the purposes of the 1940 Act, a “majority of outstanding shares” means the vote of the lesser of: (1) 67% or more of the voting securities of the Fund present at the meeting if the holders of more than 50% of the Fund’s outstanding voting securities are present or represented by proxy; or (2) more than 50% of the outstanding voting securities of the Fund.

Except with the approval of a majority of the outstanding voting securities, each Fund may not:

1.	Borrow money or issue senior securities (as defined under the 1940 Act), except to the extent permitted under the 1940 Act.

2.	Make loans, except to the extent permitted under the 1940 Act.

3.	Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments, except to the extent permitted under the 1940 Act. This shall not prevent the Fund from investing in securities or other instruments backed by real estate, real estate investment trusts (“REITs”) or securities of companies engaged in the real estate business.

4.	Purchase or sell commodities unless acquired as a result of ownership of securities or other instruments, except to the extent permitted under the 1940 Act. This shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.

5.	Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act.

In addition, the Defiance Gold Enhanced Options Income ETF may not:

6.	Concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries except that the Fund will have economic exposure that is concentrated to the industry, if any, assigned to gold. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by securities of the U.S. government (including its agencies and instrumentalities), registered investment companies and tax-exempt securities of state or municipal governments and their political subdivisions, are not considered to be issued by members of any industry.

The Defiance Silver Enhanced Options Income ETF may not:

6.	Concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries except that the Fund will have economic exposure that is concentrated to the industry, if any, assigned to silver. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by securities of the U.S. government (including its agencies and instrumentalities), registered investment companies and tax-exempt securities of state or municipal governments and their political subdivisions, are not considered to be issued by members of any industry.

The Defiance Oil Enhanced Options Income ETF may not:

6.	Concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries except that the Fund will have economic exposure that is concentrated to the industry, if any, assigned to oil. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by securities of the U.S. government (including its agencies and instrumentalities), registered investment companies and tax-exempt securities of state or municipal governments and their political subdivisions, are not considered to be issued by members of any industry.

The Defiance Treasury Enhanced Options Income ETF may not:

6.	Concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by securities of the U.S. government (including its agencies and instrumentalities), registered investment companies and tax-exempt securities of state or municipal governments and their political subdivisions, are not considered to be issued by members of any industry.

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In determining its compliance with the fundamental investment restriction on concentration, the Funds will look through to the underlying holdings of any affiliated investment company and will consider its entire investment in any investment company with a policy to concentrate, or having otherwise disclosed that it is concentrated, in a particular industry or group of related industries as being invested in such industry or group of related industries. Additionally, in determining its compliance with the fundamental investment restriction on concentration, the Funds will look through to the user or use of private activity municipal bonds to determine their industry.

For purposes of applying the limitation set forth in the concentration policy set forth above, a Fund may use the Standard Industrial Classification (SIC) Codes, North American Industry Classification System (NAICS) Codes, MSCI Global Industry Classification System, FTSE/Dow Jones Industry Classification Benchmark (ICB) system, or any other reasonable industry classification system (including systems developed by the Adviser) to identify each industry. A Fund’s method applying the limitations in the above concentration policy, including the classification levels used, may differ from those of the Trust’s other series.

If a percentage limitation is adhered to at the time of investment or contract, a later increase or decrease in percentage resulting from any change in value or total or net assets will not result in a violation of such restriction, except that the percentage limitations with respect to the borrowing of money and illiquid investments will be observed continuously.

EXCHANGE LISTING AND TRADING

Shares are listed for trading and trade throughout the day on the Exchange.

There can be no assurance that a Fund will continue to meet the requirements of the Exchange necessary to maintain the listing of Shares. The Exchange may, but is not required to, remove Shares of a Fund from the listing under any of the following circumstances: (1) the Exchange becomes aware that the Fund is no longer eligible to operate in reliance on Rule 6c-11 of the Investment Company Act of 1940; (2) the Fund no longer complies with the Exchange’s requirements for Shares; or (3) such other event shall occur or condition shall exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will remove Shares of a Fund from listing and trading upon termination of such Fund.

The Trust reserves the right to adjust the price levels of Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.

MANAGEMENT OF THE TRUST

Board Responsibilities. The Board oversees the management and operations of the Trust. Like all mutual funds, the day-to-day management and operation of the Trust is the responsibility of the various service providers to the Trust, such as the Adviser, the Distributor, the Administrator, the Sub-Administrator, the Custodian, and the Transfer Agent, each of whom is discussed in greater detail in this Statement of Additional Information. The Board has appointed various senior employees of the Administrator as officers of the Trust, with responsibility to monitor and report to the Board on the Trust’s operations. In conducting this oversight, the Board receives regular reports from these officers and the service providers. For example, the Treasurer reports as to financial reporting matters and the President reports as to matters relating to the Trust’s operations. In addition, the Adviser provides regular reports on the investment strategy and performance of the Funds. The Board has appointed a Chief Compliance Officer who administers the Trust’s compliance program and regularly reports to the Board as to compliance matters. These reports are provided as part of formal “Board Meetings” which are typically held quarterly, in person, and involve the Board’s review of recent operations. In addition, various members of the Board also meet with management in less formal settings, between formal “Board Meetings,” to discuss various topics. In all cases, however, the role of the Board and of any individual Trustee is one of oversight and not of management of the day-to-day affairs of the Trust and its oversight role does not make the Board a guarantor of the Trust’s investments, operations or activities.

As part of its oversight function, the Board receives and reviews various risk management reports and discusses these matters with appropriate management and other personnel. Because risk management is a broad concept comprised of many elements (e.g., investment risk, issuer and counterparty risk, compliance risk, operational risks, business continuity risks, etc.), the oversight of different types of risks is handled in different ways. For example, Board meets regularly with the CCO to discuss compliance and operational risks and the Audit Committee meets with the Trust’s independent public accounting firm to discuss, among other things, the internal control structure of the Trust’s financial reporting function.

The full Board also receives reports from the Adviser as to investment risks of the Funds. In addition to these reports, from time to time the full Board receives reports from the Administrator and the Adviser as to enterprise risk management.

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The Board recognizes that not all risks that may affect the Funds can be identified and/or quantified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve each Fund’s goals, and that the processes, procedures, and controls employed to address certain risks may be limited in their effectiveness. Moreover, reports received by the Board as to risk management matters are typically summaries of the relevant information. Most of each Fund’s investment management and business affairs are carried out by or through the Adviser, and other service providers, each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from a Fund’s and each other’s in the setting of priorities, the resources available, or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board’s ability to monitor and manage risk, as a practical matter, is subject to limitations.

Members of the Board. There are four members of the Board, three of whom are not interested persons of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”). Mr. Eric W. Falkeis serves as Chairman of the Board and is an interested person of the Trust.

The Board is composed of a majority (75 percent) of Independent Trustees. The Board has determined its leadership structure is appropriate given the specific characteristics and circumstances of the Trust. The Board has a Lead Independent Trustee, who acts as the primary liaison between the Independent Trustees and management. Ms. Michelle McDonough currently serves as the Lead Independent Trustee of the Board. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the Independent Trustees from Fund management.

Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o Tidal Trust II, 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204.

Name and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(2) Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees(3)
Javier Marquina Born: 1973	Trustee	Indefinite term; since 2022	Founder and Chief Executive Officer of ARQ Consultants Inc. (since 2019) a firm specializing in cross border real estate investments; Interim CEO for the Americas of Acciona Inmobiliaria (2020 to 2021); Head of Investment Team for Latin America for GLL Real Estate Partners (2016 to 2020).	315

Board Vice-Chairman of Inmobiliaria Spectrum (Guatemala and UK); Independent Board Member of LATAM Logistics Properties S.A. (Columbia, Peru and Costa Rica); Independent Board Member of Logistic Properties of the Americas.

Michelle McDonough Born: 1980	Trustee	Indefinite term; since 2022	Chief Operating Officer, Trillium Asset Management LLC (2010 to 2024)	315	Trillium Asset Management, LLC (2020 to 2024)
Dave Norris Born: 1976	Trustee	Indefinite term; since 2022	Consulting work with Rubin Brown CPA services (since December 2024); Consulting work with RedRidge Diligence Services (2023 to 2024); Chief Operating Officer, RedRidge Diligence Services (2011 to 2023).	315	None
Interested Trustee
Eric W. Falkeis(4) Born: 1973	Principal Executive Officer, Trustee, and Chairman	Principal Executive Officer since 2022, Indefinite term; Trustee, and Chairman, since 2022, Indefinite term	Chief Operating Officer, Tidal Investments LLC (since 2023); Chief Executive Officer, Tidal ETF Services LLC (since 2018).	444	Independent Director, Muzinich Direct Lending Income Fund, Inc. (since 2023); Independent Director, Muzinich BDC, Inc. (since 2019); Trustee, Professionally Managed Portfolios (27 series) (since 2011); Trustee, President and Chairman of Tidal Trust I (since 2018); Trustee and Chairman of Tidal Trust III (since 2025); Trustee and Chairman of Tidal Trust IV (since 2025); Trustee and Chairman of Tidal Trust V (since 2025).

(1)	The Trustees have designated a mandatory retirement age of 78, such that each Trustee, serving as such on the date he or she reaches the age of 78, shall submit his or her resignation not later than the last day of the calendar year in which his or her 78th birthday occurs.
(2)	The group of Funds sponsored by Tidal and managed by the Adviser or its affiliates, including Tidal Trust I, Tidal Trust II, Tidal Trust III, Tidal Trust IV and Tidal Trust V.
(3)	All Independent Trustees of the Trust are not “interested persons” of the Trust as defined under the 1940 Act (the “Independent Trustees”).
(4)	Mr. Falkeis is considered an “interested person” of the Trust due to his positions as Principal Executive Officer and Chairman of the Trust, and Chief Executive Officer of Tidal ETF Services LLC, a Tidal Financial Group company and an affiliate of the Adviser.

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Individual Trustee Qualifications.

The Board believes that each of the Trustees has the qualifications, experience, attributes and skills (“Trustee Attributes”) appropriate to their service as Trustees of the Trust in light of the Trust’s business and structure. Each of the Trustees has substantial business and professional backgrounds that indicate they have the ability to critically review, evaluate and access information provided to them. Certain of these business and professional experiences are set forth in detail in the table above. The Board annually conducts a ‘self-assessment’ wherein the effectiveness of the Board and individual Trustees is reviewed.

In addition to the information provided in the table above, below is certain additional information concerning each particular Trustee and certain of their Trustee Attributes. The information provided below, and in the table above, is not all-inclusive. Many Trustee Attributes involve intangible elements, such as intelligence, integrity, work ethic, the ability to work together, the ability to communicate effectively, the ability to exercise judgment, the ability to ask incisive questions, and commitment to shareholder interests. In conducting its annual self-assessment, the Board has determined that the Trustees have the appropriate attributes and experience to serve effectively as Trustees of the Trust.

The Board has concluded that Mr. Marquina should serve as a Trustee because of his substantial business experience related to commercial real estate investment and business development through his current position as CEO and Founder at ARQ Consultants Inc., as well as through former positions. The Board believes Mr. Marquina’s experience, qualifications, attributes, or skills, on an individual basis and in combination with those of the other Trustees, leads to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

The Board has concluded that Ms. McDonough should serve as a Trustee because of her substantial financial services experience, including experience with operations, compliance, IT, service provider oversight and management. For over a decade, Ms. McDonough has served as COO of Trillium Asset Management and in that capacity oversees all non-investment functions for the firm. The Board believes Ms. McDonough’s experience, qualifications, attributes, or skills, on an individual basis and in combination with those of the other Trustees, leads to the conclusion that she possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

The Board has concluded that Mr. Norris should serve as a Trustee because of his substantial experience across a multitude of industries and operated businesses. Mr. Norris’ business operation experience consists of capital raising, business development, investor relations, strategic planning, treasury management, deal execution, restructuring oversight of back-office functions. Mr. Norris serves as the Trust’s Audit Committee Financial Expert. The Board believes Mr. Norris’ experience, qualifications, attributes, or skills, on an individual basis and in combination with those of the other Trustees, leads to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

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The Board has concluded that Mr. Falkeis should serve as a Trustee because of his substantial investment company experience and his experience with financial, accounting, investment, and regulatory matters through his former position as Senior Vice President and Chief Financial Officer (and other positions) of U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Global Fund Services”), a full service provider to ETFs, mutual funds, and alternative investment products, from 1997 to 2013, as well as a Trustee and Chairman of the Tidal Trust I, from 2018 to present, Trustee and Chairman of Tidal Trust III, from 2025 to present, Trustee and Chairman of Tidal Trust IV from 2025 to present and Trustee and Chairman of Tidal Trust V from 2025 to present. In addition, he has experience consulting with investment advisors regarding the legal structure of mutual funds, distribution channel analysis, and actual distribution of those funds. Mr. Falkeis also has substantial managerial, operational, technological, and risk oversight related experience through his former position as Chief Operating Officer of the advisers to the Direxion mutual fund and ETF complex. The Board believes Mr. Falkeis’ experience, qualifications, attributes, or skills on an individual basis and in combination with those of the other Trustees leads to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

Board Committees. The Board has established the following standing committees of the Board:

Audit Committee. The Board has a standing Audit Committee that is composed of each of the Independent Trustees of the Trust and is chaired by an Independent Trustee. Mr. Norris is chair of the Audit Committee and he presides at the Audit Committee meetings, participates in formulating agendas for Audit Committee meetings, and coordinates with management to serve as a liaison between the Independent Trustees and management on matters within the scope of responsibilities of the Audit Committee as set forth in its Board-approved written charter. The chair of the Audit Committee may delegate certain tasks to a vice chair. Ms. McDonough currently serves as vice chair of the Audit Committee. The principal responsibilities of the Audit Committee include overseeing the Trust’s accounting and financial reporting policies and practices and its internal controls; overseeing the quality, objectivity and integrity of the Trust’s financial statements and the independent audits thereof; monitoring the independent auditor’s qualifications, independence, and performance; acting as a liaison between the Trust’s independent auditors and the full Board; pre-approving all auditing services to be performed for the Trust; reviewing the compensation and overseeing the work of the independent auditor (including resolution of disagreements between management and the independent auditor regarding financial reporting) for the purpose of preparing or issuing an audit report or related work; pre-approving all permitted non-audit services (including the fees and terms thereof) to be performed for the Trust; pre-approving all permitted non-audit services to be performed for any investment adviser or sub-adviser to the Trust by any of the Trust’s independent auditors if the engagement relates directly to the operations and financial reporting of the Trust; meeting with the Trust’s independent auditors as necessary to (1) review the arrangement for and scope of the annual audits and any special audits, (2) discuss any matters of concern relating to each Fund’s financial statements, (3) consider the independent auditors’ comments with respect to the Trust’s financial policies, procedures and internal accounting controls and Trust management’s responses thereto, and (4) review the form of opinion the independent auditors propose to render to the Board and each Fund’s shareholders; discussing with management and the independent auditor significant financial reporting issues and judgments made in connection with the preparation of each Fund’s financial statements; and reviewing and discussing reports from the independent auditors on (1) all critical accounting policies and practices to be used, (2) all alternative treatments within generally accepted accounting principles for policies and practices related to material items that have been discussed with management, (3) other material written communications between the independent auditor and management, including any management letter, schedule of unadjusted differences, or management representation letter, and (4) all non-audit services provided to any entity in the Trust that were not pre-approved by the Committee; and reviewing disclosures made to the Committee by the Trust’s principal executive officer and principal accounting officer during their certification process for each Fund’s Form N-CSR. For the fiscal period ending August 31, 2025, the Audit Committee met once with respect to the Funds.

The Audit Committee also serves as the Qualified Legal Compliance Committee (“QLCC”) for the Trust for the purpose of compliance with Rules 205.2(k) and 205.3(c) of the Code of Federal Regulations, regarding alternative reporting procedures for attorneys retained or employed by an issuer who appear and practice before the SEC on behalf of the issuer (the “issuer attorneys”). An issuer attorney who becomes aware of evidence of a material violation by the Trust, or by any officer, director, employee, or agent of the Trust, may report evidence of such material violation to the QLCC as an alternative to the reporting requirements of Rule 205.3(b) (which requires reporting to the chief legal officer and potentially escalating further to other entities). For the fiscal period ending August 31, 2025, the QLCC did not meet with respect to the Trust.

Nominating and Governance Committee. The Board has a standing Nominating and Governance Committee that is composed of each of the Independent Trustees of the Trust. The Nominating and Governance Committee operates under a written charter approved by the Board. The Nominating and Governance Committee is responsible for seeking and reviewing candidates for consideration as nominees for Trustees as is considered necessary from time to time and meets only as necessary. The Nominating and Governance Committee generally will not consider nominees recommended by shareholders. The Nominating and Governance Committee is also responsible for, among other things, reviewing and making recommendations regarding Independent Trustee compensation and the Trustees’ annual “self-assessment.” Ms. McDonough is the chair of the Nominating and Governance Committee. The Nominating and Governance Committee meets periodically, as necessary, but at least annually.

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Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o Tidal Trust II, 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204, unless otherwise indicated. Additional information about the Trust’s officers is as follows:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Eric W. Falkeis(1) Born: 1973	Principal Executive Officer, Interested Trustee, Chairman	Principal Executive Officer since 2022, Indefinite term; Interested Trustee, Chairman, since 2022, Indefinite term	Chief Operating Officer, Tidal Investments LLC (since 2023); Chief Executive Officer, Tidal ETF Services LLC (since 2018).
William H. Woolverton, Esq. Born: 1951	Chief Compliance Officer and AML Compliance Officer	AML Compliance Officer since 2023, Indefinite term; Chief Compliance Officer, Indefinite term; since 2022	Chief Compliance Officer (since 2023), Tidal Investments LLC; Chief Compliance Officer, Tidal ETF Services LLC (since 2022); Operating Partner, Altamont Capital Partners (private equity firm) (since 2021); Director, Hadron Specialty Insurance Company (since 2023); Compliance Advisor (2022 to 2023), Tidal Investments LLC; Senior Compliance Advisor, ACA Global (2020 to 2022).
Ally L. Mueller Born: 1979	President	Indefinite term; since 2025	SVP of Launches & Client Success Management (since 2025), VP of Launches & Client Success Management (2024 to 2025), Head of ETF Launches and Client Success (2023 to 2024), Head of ETF Launches and Finance Director (2019 to 2023), Tidal ETF Services LLC.
Aaron J. Perkovich Born: 1973	Treasurer, Principal Financial Officer, and Principal Accounting Officer	Indefinite term; since 2023	SVP of Fund Administration (since 2024), Head of Fund Administration (2023 to 2024), Fund Administration Manager (2022 to 2023), Tidal ETF Services LLC; Assistant Director Investments, Mason Street Advisors, LLC (2021 to 2022); Vice President, U.S. Bancorp Fund Services, LLC (2006 to 2021).
Lissa M. Richter Born: 1979	Vice President	Indefinite term; since 2025	VP of Fund Governance and Compliance (since 2024), ETF Regulatory Manager, Tidal ETF Services LLC (2021 to 2024); Senior Paralegal, Rafferty Asset Management, LLC (2013 to 2020); Senior Paralegal, Officer, U.S Bancorp Fund Services LLC, (2005 to 2013).
Kelly J. Lavari Born: 1967	Secretary	Indefinite term; since 2025	VP of Fund Governance and Compliance (since 2024), Fund Governance Specialist (2023 to 2024), Compliance Manager – Global Credit Finance, State Street Bank & Trust (2016 to 2023).
Peter Chappy Born: 1975	Assistant Treasurer	Indefinite term; since 2023	AVP of Fund Administration (since 2024), Fund Administration Manager, Tidal ETF Services LLC (2023 to 2024); Product Owner, Allvue Systems (2022 to 2023); Senior Business Consultant, Refinitiv (2015 to 2022); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2008 to 2015).
Melissa Breitzman Born: 1983	Assistant Treasurer	Indefinite term; since 2023	VP of Database Management (since 2024), Fund Administration Manager, Tidal ETF Services LLC (2023 to 2024); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2005 to 2023).

(1)	Mr. Falkeis is considered an interested person of the Trust due to his positions as Principal Executive Officer and Chairman of the Trust, and Chief Executive Officer of Tidal ETF Services LLC, a Tidal Financial Group company and an affiliate of the Adviser.

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Trustee Ownership of Shares. Each Fund is required to show the dollar amount ranges of each Trustee’s “beneficial ownership” of Shares and each other series of the Trust as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended (the “1934 Act”).

As of the date of this SAI, the Defiance Silver Enhanced Options Income ETF. and Defiance Treasury Enhanced Options Income ETF had not yet commenced operations and no Shares were outstanding.

As of December 31, 2024, Mr. Marquina beneficially owned shares of certain series of the Trust as follows, and no other Trustee owned shares of any series of the Trust:

Trustee	Dollar Range of Shares Owned in the Funds	Aggregate Dollar Range of Shares of Series of the Trust
Javier Marquina	None	Over $100,000

As of December 31, 2024, neither the Independent Trustees nor members of their immediate family, owned securities beneficially or of record in the Adviser, the Distributor (as defined below), or an affiliate of the Adviser or the Distributor. Accordingly, neither the Independent Trustees nor members of their immediate family, have direct or indirect interest, the value of which exceeds $120,000, in the Adviser, the Distributor or any of their affiliates. In addition, during the two most recently completed calendar years, neither the Independent Trustees nor members of their immediate families have conducted any transactions (or series of transactions) in which the amount involved exceeds $120,000 and to which the Adviser, the Distributor or any affiliate thereof was a party.

Board Compensation. Effective July 1, 2025, the Independent Trustees each receive a quarterly retainer of $25,000 plus $8,000 for each regular meeting attended and $3,000 for each special meeting attended. The Independent Trustees also receive reimbursement for travel and other out-of-pocket expenses incurred in connection with serving as a Trustee. In addition, the Lead Independent Trustee receives an annual retainer of $60,000, the Audit Committee Chair receives an annual retainer of $60,000 and the Audit Committee Vice-Chair receives an annual retainer of $20,000. The Trust has no pension or retirement plan.

From January 1, 2025 through June 30, 2025, the Independent Trustees each received a quarterly retainer of $25,000 plus $5,000 for each meeting attended. The Independent Trustees also received reimbursement for travel and other out-of-pocket expenses incurred in connection with serving as a Trustee. In addition, the Lead Independent Trustee received an annual retainer of $35,000 and the Audit Committee Chair received an annual retainer of $30,000.

Prior to January 1, 2025, the Independent Trustees each received $25,000 for each regular quarterly meeting attended and $2,500 for each special meeting attended, as well as reimbursement for travel and other out-of-pocket expenses incurred in connection with serving as a Trustee. In addition, the Lead Independent Trustee received an annual retainer of $25,000 and the Audit Committee Chair received an annual retainer of $20,000.

The following table shows the compensation earned by each Trustee for the Funds’ fiscal year/period ending August 31, 2025. Independent Trustee fees are an obligation of the Trust and are paid by the Adviser, as are other Trust expenses. The Trust pays the Adviser a unitary fee which the Adviser uses to pay Trust expenses. Trustee compensation shown below does not include reimbursed out-of-pocket expenses in connection with attendance at meetings.

Name	Aggregate Compensation From the Funds	Total Compensation From Fund Complex Paid to Trustees
Interested Trustees
Eric W. Falkeis	$0	$0
Independent Trustees
Javier Marquina	$0	$146,500
Michelle McDonough	$0	$198,250
David Norris	$0	$181,500

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PRINCIPAL SHAREHOLDERS, CONTROL PERSONS AND MANAGEMENT OWNERSHIP

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding Shares. A control person is a shareholder that owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. Shareholders owning voting securities in excess of 25% may determine the outcome of any matter affecting and voted on by shareholders of the Funds.

As of November 26, 2025, to the best of the Trust’s knowledge, the following shareholders were considered to be principal shareholders of the below listed Funds:

Defiance Gold Enhanced Options Income ETF

Name and Address	% of Ownership	Type of Ownership
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105-1905	35.90%	Record
National Financial Services LLC 245 Summer Street Boston, MA 02210	27.73%	Record
Morgan Stanley Smith Barney LLC For the Exclusive Benefit of Customers 1 New York Plz, Fl 12 New York, NY 10004-1932	8.09%	Record
Robinhood Securities, Inc. 500 Colonial Center Parkway, Suite 100 Lake Mary, FL 32746	6.40%	Record

Defiance Oil Enhanced Options Income ETF

Name and Address	% of Ownership	Type of Ownership
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105-1905	29.38%	Record
National Financial Services LLC 245 Summer Street Boston, MA 02210	28.17%	Record
Robinhood Securities, Inc. 500 Colonial Center Parkway, Suite 100 Lake Mary, FL 32746	9.87%	Record
Morgan Stanley Smith Barney LLC For the Exclusive Benefit of Customers 1 New York Plz, Fl 12 New York, NY 10004-1932	8.16%	Record
Interactive Brokers LLC 2 Pickwick Plaza Greenwich, CT 06830	5.62%	Record

Defiance Silver Enhanced Options Income ETF and Defiance Treasury Enhanced Options Income ETF had not commenced operations as of the date of this SAI.

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As of November 26, 2025, to the best of the Trust’s knowledge, no person was a control person of a Fund and the Trustees and officers of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of the Fund.

CODES OF ETHICS

The Trust and the Adviser have each adopted codes of ethics pursuant to Rule 17j-1 of the 1940 Act. These codes of ethics are designed to prevent affiliated persons of the Trust and the Adviser from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by a Fund (which may also be held by persons subject to the codes of ethics). Each code of ethics permits personnel subject to that code of ethics to invest in securities for their personal investment accounts, subject to certain limitations, including limitations related to securities that may be purchased or held by the Funds. The Distributor (as defined below) relies on the principal underwriters exception under Rule 17j-1(c)(3), specifically where the Distributor is not affiliated with the Trust or the Adviser and no officer, director, or general partner of the Distributor serves as an officer, director, or general partner of the Trust or the Adviser.

There can be no assurance that the codes of ethics will be effective in preventing such activities. Each code of ethics may be found on the SEC’s website at https://www.sec.gov.

PROXY VOTING POLICIES

Each Fund has delegated proxy voting responsibilities to the Adviser, subject to the Board’s oversight. In delegating proxy responsibilities, the Board has directed that proxies be voted consistent with each Fund’s and its shareholders’ best interests and in compliance with all applicable proxy voting rules and regulations. The Adviser has adopted proxy voting policies and guidelines for this purpose (“Proxy Voting Policies”), which have been adopted by the Trust as the policies and procedures that will be used when voting proxies on behalf of the Funds.

In the absence of a conflict of interest, the Adviser will generally vote “for” routine proposals, such as the election of directors, approval of auditors, and amendments or revisions to corporate documents to eliminate outdated or unnecessary provisions. Unusual or disputed proposals will be reviewed and voted on a case-by-case basis. The Proxy Voting Policies address, among other things, material conflicts of interest that may arise between the interests of each Fund and the interests of the Adviser. The Proxy Voting Policies will ensure that all issues brought to shareholders are analyzed in light of the Adviser’s fiduciary responsibilities.

The Trust’s Chief Compliance Officer is responsible for monitoring the effectiveness of the Proxy Voting Policies.

Information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling (833) 333-9383, (2) on the Funds’ website at www.defianceetfs.com, and (3) on the SEC’s website at www.sec.gov.

INVESTMENT ADVISER

Tidal Investments LLC (“Tidal” or the “Adviser”), a Tidal Financial Group company, located at 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204, serves as investment adviser to each Fund and has overall responsibility for the general management and administration of each Fund.

Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), the Adviser provides investment advice to each Fund and oversees the day-to-day operations of each Fund, subject to the direction and control of the Board. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other related services necessary for the Funds to operate. The Adviser administers each Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping, and administrative services. Under the Advisory Agreement, in exchange for a single unitary management fee from each Fund, the Adviser has agreed to pay all expenses incurred by such Fund except for the Excluded Expenses, as defined in the Prospectus. For services provided to the Funds, each Fund pays the Adviser a unitary management fee, which is calculated daily and paid monthly, at an annual rate based of 0.99% on the Fund’s average daily net assets.

The Advisory Agreement with respect to the Funds will continue in force for an initial period of two years. Thereafter, the Advisory Agreement will be renewable from year to year with respect to each Fund, so long as its continuance is approved at least annually (1) by the vote, cast in person (or in another manner permitted by the 1940 Act or pursuant to exemptive relief therefrom) at a meeting called for that purpose, of a majority of those Trustees who are not “interested persons” of the Adviser or the Trust; and (2) by the majority vote of either the full Board or the vote of a majority of the outstanding Shares. The Advisory Agreement automatically terminates on assignment and is terminable on a 60-day written notice either by the Trust or the Adviser.

The Adviser shall not be liable to the Trust or any shareholder for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its agreement with the Trust or for any losses that may be sustained in the purchase, holding, or sale of any security.

The Defiance Silver Enhanced Options Income ETF and Defiance Treasury Enhanced Options Income ETF had not commenced operations and have not paid fees to the Adviser as of the date of this SAI.

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The table below shows management fees paid by each operating Fund to the Adviser for the fiscal periods/years indicated below.

Management Fee
Defiance Gold Enhanced Options Income ETF
April 1, 2025 (commencement of operations) to August 31, 2025	$10,933

Defiance Oil Enhanced Options Income ETF
Fiscal year ended August 31, 2025	$283,761
May 9, 2024 (commencement of operations) to August 31, 2024	$21,055

Former Investment Sub-Adviser

ZEGA Financial, LLC, located at 3801 PGA Boulevard, Suite 600, Palm Beach Gardens, FL 33410 ( “Sub-Adviser”), previously served as investment sub-adviser to the Funds. Effective January 1, 2025, the Sub-Adviser ceased serving as investment sub-adviser to the Funds. Only the Defiance Oil Enhanced Options Income ETF was operational while the Sub-Adviser served as investment sub-adviser. The following table shows the total fees paid by the Adviser, on behalf of the Fund, to the Sub-Adviser for the periods indicated:

Defiance Oil Enhanced Options Income ETF

Sub-Adviser Fee
May 9, 2024 (commencement of operations) to August 31, 2024	$10,918
September 1, 2024 to January 1, 2025	$42,033

PORTFOLIO MANAGERS

Each Fund is managed by Jay Pestrichelli, Matt Brandt and Scott Snyder, each a Portfolio Manager for the Adviser.

Other Accounts. In addition to the Funds, the portfolio managers managed the following other accounts as of August 31, 2025.

Jay Pestrichelli, Portfolio Manager for the Adviser

Type of Accounts	Total Number of Accounts	Total Assets of Accounts (in millions)	Total Number of Accounts Subject to a Performance- Based Fee	Total Assets of Accounts Subject to a Performance- Based Fee (in millions)
Registered Investment Companies	72	$19,640	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Matt Brandt, Portfolio Manager for the Adviser

Type of Accounts	Total Number of Accounts	Total Assets of Accounts (in millions)	Total Number of Accounts Subject to a Performance- Based Fee	Total Assets of Accounts Subject to a Performance- Based Fee (in millions)
Registered Investment Companies	1	$30	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Scott Snyder, Portfolio Manager for the Adviser

Type of Accounts	Total Number of Accounts	Total Assets of Accounts (in millions)	Total Number of Accounts Subject to a Performance- Based Fee	Total Assets of Accounts Subject to a Performance- Based Fee (in millions)
Registered Investment Companies	8	$71	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

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Portfolio Manager Fund Ownership. The Funds are required to show the dollar range of each portfolio manager’s “beneficial ownership” of Shares as of the end of the most recently completed fiscal year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. As of August 31, 2025, only the Defiance Gold Enhanced Options Income ETF and Defiance Oil Enhanced Options Income ETF had commenced operations. As of August 31, 2025, no Shares of these Funds were owned by the portfolio managers.

Portfolio Manager Compensation.

Each portfolio manager is compensated by the Adviser with a base salary and discretionary bonus based on the financial performance and profitability of the Adviser and not based on the performance of the Fund. To the extent a portfolio manager is an equity owner of the Adviser, such portfolio manager may benefit indirectly from the revenue generated by the Fund’s Advisory Agreement with the Adviser.

Description of Material Conflicts of Interest. The portfolio managers’ management of “other accounts” may give rise to potential conflicts of interest in connection with their management of the Funds’ investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have similar investment objectives or strategies as the Funds. A potential conflict of interest may arise as a result, whereby a portfolio manager could favor one account over another. Another potential conflict could include a portfolio manager’s knowledge about the size, timing, and possible market impact of trades by a Fund, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of a Fund. For instance, the portfolio managers may receive fees from certain accounts that are higher than the fees received from the Funds, or receive a performance-based fee on certain accounts. In those instances, a portfolio manager has an incentive to favor the higher and/or performance-based fee accounts over the Funds. To mitigate these conflicts, the Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts the firm manages are fairly and equitably allocated.

THE DISTRIBUTOR

The Trust and Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group (dba ACA Group) (the “Distributor”), are parties to a distribution agreement (“Distribution Agreement”), whereby the Distributor acts as principal underwriter for the Funds and distributes Shares on a best efforts basis. Shares are continuously offered for sale by the Distributor only in Creation Units. The Distributor will not distribute Shares in amounts less than a Creation Unit and does not maintain a secondary market in Shares. The principal business address of the Distributor is 190 Middle Street, Suite 301, Portland, ME 04101.

Under the Distribution Agreement, the Distributor, as agent for the Trust, will review orders for the purchase and redemption of Creation Units, provided that any subscriptions and orders will not be binding on the Trust until accepted by the Trust. The Distributor is a broker-dealer registered under the 1934 Act and a member of FINRA.

The Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Units of Shares. Such Soliciting Dealers may also be Authorized Participants (as discussed in “Procedures for Purchase of Creation Units” below) or DTC participants (as defined below).

The Distribution Agreement will continue for two years from its effective date and is renewable annually thereafter. The continuance of the Distribution Agreement must be specifically approved at least annually (1) by the vote of the Trustees or by a vote of the shareholders of each Fund and (2) by the vote of a majority of the Independent Trustees who have no direct or indirect financial interest in the operations of the Distribution Agreement or any related agreement, cast in person (or in another manner permitted by the 1940 Act or pursuant to exemptive relief therefrom) at a meeting called for the purpose of voting on such approval. The Distribution Agreement is terminable without penalty by the Trust on 60 days’ written notice when authorized either by majority vote of its outstanding voting Shares or by a vote of a majority of its Board (including a majority of the Independent Trustees), or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its assignment. The Distribution Agreement provides that, in the absence of willful misfeasance, bad faith, or gross negligence on the part of the Distributor, or reckless disregard by it of its obligations thereunder, the Distributor shall not be liable for any action or failure to act in accordance with its duties thereunder.

For the fiscal period/year ended August 31, 2025, the Funds did not incur underwriting commissions, and the Distributor did not retain any amounts.

Intermediary Compensation. The Adviser or its affiliates, out of their own resources and not out of Fund assets (i.e., without additional cost to each Fund or its shareholders), may pay certain broker dealers, banks and other financial intermediaries (“Intermediaries”) for certain activities related to the Funds, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Funds, or for other activities, such as marketing and educational training or support. These arrangements are not financed by the Funds and, thus, do not result in increased Fund expenses. They are not reflected in the fees and expenses listed in the fees and expenses sections of the Funds’ Prospectus and they do not change the price paid by investors for the purchase of Shares or the amount received by a shareholder as proceeds from the redemption of Shares.

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Such compensation may be paid to Intermediaries that provide services to the Funds, including marketing and education support (such as through conferences, webinars and printed communications). The Adviser will periodically assess the advisability of continuing to make these payments. Payments to an Intermediary may be significant to the Intermediary, and amounts that Intermediaries pay to your adviser, broker or other investment professional, if any, may also be significant to such adviser, broker or investment professional. Because an Intermediary may make decisions about what investment options it will make available or recommend, and what services to provide in connection with various products, based on payments it receives or is eligible to receive, such payments create conflicts of interest between the Intermediary and its clients. For example, these financial incentives may cause the Intermediary to recommend a Fund over other investments. The same conflict of interest exists with respect to your financial adviser, broker or investment professional if they receive similar payments from their Intermediary firm.

Intermediary information is current only as of the date of this SAI. Please contact your adviser, broker or other investment professional for more information regarding any payments his or her Intermediary firm may receive. Any payments made by the Adviser or its affiliates to an Intermediary may create the incentive for an Intermediary to encourage customers to buy Shares.

If you have any additional questions, please call (833) 333-9383.

Distribution (Rule 12b-1) Plan. The Trust has adopted a Distribution (Rule 12b-1) Plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. No payments pursuant to the Plan are expected to be made during the twelve (12) month period from the date of this SAI. Rule 12b-1 fees to be paid by a Fund under the Plan may only be imposed after approval by the Board.

Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and have no direct or indirect financial interest in the Plan or in any agreements related to the Plan (“Disinterested Trustees”). None of the Disinterested Trustees have a direct or indirect financial interest in the Plan or any agreements related to the Plan. The Plan may be continued from year-to-year only if the Board, including a majority of the Disinterested Trustees, concludes at least annually that continuation of the Plan is likely to benefit shareholders. The Board has determined that the Plan is likely to benefit the Funds by providing an incentive for brokers, dealers, and other financial intermediaries to engage in sales and marketing efforts on behalf of the Funds and to provide enhanced services to shareholders. The Board also determined that the Plan may enhance the Funds’ ability to sell shares and access important distribution channels.

The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding Shares. All material amendments of the Plan will require approval by a majority of the Trustees of the Trust and of the Disinterested Trustees.

The Plan provides that each Fund pays the Distributor an annual fee of up to a maximum of 0.25% of the average daily net assets of the Shares. Under the Plan, the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations, and insurance companies including, without limit, investment counselors, broker-dealers, and the Distributor’s affiliates and subsidiaries (collectively, “Agents”) as compensation for services and reimbursement of expenses incurred in connection with distribution assistance. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution expenses incurred by the Distributor or the amount of payments made to other financial institutions and intermediaries. The Trust intends to operate the Plan in accordance with its terms and with FINRA rules concerning sales charges.

Under the Plan, subject to the limitations of applicable law and regulations, each Fund is authorized to compensate the Distributor up to the maximum amount to finance any activity primarily intended to result in the sale of Creation Units of the Fund or for providing, or arranging for others to provide, shareholder services and for the maintenance of shareholder accounts. Such activities may include, but are not limited to: (1) delivering copies of a Fund’s then current reports, prospectuses, notices, and similar materials, to prospective purchasers of Creation Units; (2) marketing and promotional services, including advertising; (3) paying the costs of and compensating others, including Authorized Participants with whom the Distributor has entered into written Authorized Participant Agreements, for performing shareholder servicing on behalf of the Fund; (4) compensating certain Authorized Participants for providing assistance in distributing the Creation Units of the Fund, including the travel and communication expenses and salaries and/or commissions of sales personnel in connection with the distribution of the Creation Units of the Fund; (5) payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies, and investment counselors, broker-dealers, mutual fund supermarkets, and the affiliates and subsidiaries of the Trust’s service providers as compensation for services or reimbursement of expenses incurred in connection with distribution assistance; (6) facilitating communications with beneficial owners of Shares, including the cost of providing, or paying others to provide, services to beneficial owners of Shares, including, but not limited to, assistance in answering inquiries related to Shareholder accounts; and (7) such other services and obligations as are set forth in the Distribution Agreement.

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ADMINISTRATOR

Tidal ETF Services LLC (the “Administrator”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Funds’ administrator. The Administrator is located at 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204. Pursuant to a Fund Administration Servicing Agreement between the Trust and the Administrator, the Administrator provides the Trust with, or arranges for, administrative, compliance, and management services (other than investment advisory services) to be provided to the Trust and the Board. Pursuant to the Fund Administration Servicing Agreement, officers or employees of the Administrator serve as the Trust’s principal executive officer, principal financial officer, and chief compliance officer, the Administrator coordinates the payment of Fund-related expenses, and the Administrator manages the Trust’s relationships with its various service providers. As compensation for the services it provides, the Administrator receives a fee based on each Fund’s average daily net assets, subject to a minimum annual fee. The Administrator also is entitled to certain out-of-pocket expenses for the services mentioned above.

The Defiance Silver Enhanced Options Income ETF and Defiance Treasury Enhanced Options Income ETF had not commenced operations as of the date of this SAI.

The table below shows fees paid for administrative services by the Adviser to the Administrator with respect to each operating Fund for the fiscal periods/years indicated.

Fees Paid to the Administrator
Defiance Gold Enhanced Options Income ETF
April 1, 2025 (commencement of operations) to August 31, 2025	$20,822

Defiance Oil Enhanced Options Income ETF
Fiscal year ended August 31, 2025	$50,000
May 9, 2024 (commencement of operations) to August 31, 2024	$15,164

SUB-ADMINISTRATOR AND TRANSFER AGENT

Global Fund Services, LLC, located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as the Funds’ sub-administrator and transfer agent.

Pursuant to a Fund Sub-Administration Servicing Agreement and a Fund Accounting Servicing Agreement between the Trust and Global Fund Services, Global Fund Services provides the Trust with administrative and management services (other than investment advisory services) and accounting services, including portfolio accounting services, tax accounting services and furnishing financial reports. In this capacity, Global Fund Services does not have any responsibility or authority for the management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of Shares. As compensation for the administration, accounting and management services, the Adviser pays Global Fund Services a fee based on each Fund’s average daily net assets, subject to a minimum annual fee. Global Fund Services also is entitled to certain out-of-pocket expenses for the services mentioned above, including pricing expenses.

The Defiance Silver Enhanced Options Income ETF and Defiance Treasury Enhanced Options Income ETF had not commenced operations as of the date of this SAI.

The table below shows fees paid for administrative services by Adviser to Global Fund Services with respect to each operating Fund for the fiscal periods/years indicated.

Fees Paid to the Sub-Administrator
Defiance Gold Enhanced Options Income ETF
April 1, 2025 (commencement of operations) to August 31, 2025	$11,452

Defiance Oil Enhanced Options Income ETF
Fiscal year ended August 31, 2025	$27,500
May 9, 2024 (commencement of operations) to August 31, 2024	$8,340

CUSTODIAN

Pursuant to a Custody Agreement, U.S. Bank National Association (“U.S. Bank”), 1555 North Rivercenter Drive, Milwaukee, Wisconsin 53212, serves as the custodian (the “Custodian”) of each Fund’s assets. U.S. Bank is the parent company of Global Fund Services. The Custodian holds and administers the assets in the Funds’ portfolios. Pursuant to the Custody Agreement, the Custodian receives an annual fee from the Adviser based on the Trust’s total average daily net assets, subject to a minimum annual fee, and certain settlement charges. The Custodian also is entitled to certain out-of-pocket expenses.

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LEGAL COUNSEL

Sullivan & Worcester LLP, 1251 Avenue of the Americas, 19th Floor New York, NY 10020, serves as legal counsel for the Trust and the Independent Trustees.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd., 1835 Market Street, Suite 310, Philadelphia, PA 19103, serves as the independent registered public accounting firm for the Funds. Its services include auditing the Funds’ financial statements. Cohen & Co Advisory, LLC, an affiliate of Cohen & Company, Ltd., provides tax services as requested.

PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES

The Board has adopted a policy regarding the disclosure of information about each Fund’s security holdings. Each Fund’s entire portfolio holdings are publicly disseminated each day the Funds are open for business and through financial reporting and news services including publicly available internet web sites. In addition, the composition of the Deposit Securities is publicly disseminated daily prior to the opening of the Exchange via the National Securities Clearing Corporation (“NSCC”).

DESCRIPTION OF SHARES

The Third Amended and Restated Agreement and Declaration of Trust (“Declaration of Trust”) authorizes the issuance of an unlimited number of funds and shares. Each share represents an equal proportionate interest in such Fund with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of such Fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees may create additional series or classes of shares. All consideration received by the Trust for shares of any additional funds and all assets in which such consideration is invested would belong to that fund and would be subject to the liabilities related thereto. Share certificates representing Shares will not be issued. Shares, when issued, are fully paid and non-assessable.

Each Share has one vote with respect to matters upon which a shareholder vote is required, consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all funds in the Trust vote together as a single class, except that if the matter being voted on affects only a particular fund it will be voted on only by that fund and if a matter affects a particular fund differently from other funds, that fund will vote separately on such matter. As a Delaware statutory trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Approval of shareholders will be sought, however, for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. The Trust will call for a meeting of shareholders to consider the removal of one or more Trustees and other certain matters upon the written request of shareholders holding at least a majority of the outstanding shares of the Trust entitled to vote at such meeting. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

Under the Declaration of Trust, the Trustees have the power to liquidate each Fund without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so if a Fund fails to reach a viable size within a reasonable amount of time or for such other reasons as may be determined by the Board.

LIMITATION OF TRUSTEES’ LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee, and shall not be liable for errors of judgment or mistakes of fact or law. The Declaration of Trust also provides that the Trust shall indemnify each person who is, or has been, a Trustee or officer of the Trust, and upon the due approval of the Trustees, each person who is, or has been an employee or agent of the Trust, and, upon due approval of the Trustees, any person who is serving or has served at the Trust’s request as a director, officer, partner, trustee, employee, agent, or fiduciary of another organization with respect to any alleged acts or omissions while acting within the scope of a Trustee’s service in such a position. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for a Trustee’s willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee. Nothing contained in this section attempts to disclaim a Trustee’s individual liability in any manner inconsistent with the federal securities laws.

BROKERAGE TRANSACTIONS

The policy of the Trust regarding purchases and sales of securities for a Fund is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust’s policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Trust believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude a Fund and the Adviser from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Adviser will rely upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases, an exact dollar value for those services is not ascertainable. The Trust has adopted policies and procedures that prohibit the consideration of sales of Shares as a factor in the selection of a broker or dealer to execute its portfolio transactions.

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The Adviser owes fiduciary duties to its clients to seek to provide best execution on trades effected. In selecting a broker/dealer for each specific transaction, the Adviser chooses the broker/dealer deemed most capable of providing the services necessary to obtain the most favorable execution. “Best execution” is generally understood to mean the most favorable cost or net proceeds reasonably obtainable under the circumstances. The full range of brokerage services applicable to a particular transaction may be considered when making this judgment, which may include, but is not limited to liquidity, price, commission, timing, aggregated trades, capable floor brokers or traders, competent block trading coverage, ability to position, capital strength and stability, reliable and accurate communications and settlement processing, use of automation, knowledge of other buyers or sellers, arbitrage skills, administrative ability, underwriting, and provision of information on a particular security or market in which the transaction is to occur. The specific criteria will vary depending upon the nature of the transaction, the market in which it is executed, and the extent to which it is possible to select from among multiple broker/ dealers. The Adviser will also use electronic crossing networks (“ECNs”) when appropriate.

Subject to the foregoing policies, brokers or dealers selected to execute a Fund’s portfolio transactions may include such Fund’s Authorized Participants (as discussed in “Purchase and Redemption of Shares in Creation Units — Procedures for Purchase of Creation Units” below) or their affiliates. An Authorized Participant or its affiliates may be selected to execute a Fund’s portfolio transactions in conjunction with an all-cash Creation Unit order or an order including “cash-in-lieu” (as described below under “Purchase and Redemption of Shares in Creation Units”), so long as such selection is in keeping with the foregoing policies. As described below under “Purchase and Redemption of Shares in Creation Units — Creation Transaction Fee” and “ — Redemption Transaction Fee”, a Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of a Fund’s shareholders, even if the decision to not charge a variable fee could be viewed as benefiting the Authorized Participant or its affiliate selected to execute such Fund’s portfolio transactions in connection with such orders.

The Adviser may use a Fund’s assets for, or participate in, third-party soft dollar arrangements, in addition to receiving proprietary research from various full-service brokers, the cost of which is bundled with the cost of the broker’s execution services. The Adviser does not “pay up” for the value of any such proprietary research. Section 28(e) of the 1934 Act permits the Adviser, under certain circumstances, to cause a Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. The Adviser may receive a variety of research services and information on many topics, which it can use in connection with its management responsibilities with respect to the various accounts over which it exercises investment discretion or otherwise provides investment advice. The research services may include qualifying order management systems, portfolio attribution and monitoring services, and computer software and access charges which are directly related to investment research.

Accordingly, a Fund may pay a broker commission higher than the lowest available in recognition of the broker’s provision of such services to the Adviser but only if the Adviser determines the total commission (including the soft dollar benefit) is comparable to the best commission rate that could be expected to be received from other brokers. The amount of soft dollar benefits received depends on the amount of brokerage transactions effected with the brokers. A conflict of interest exists because there is an incentive to (1) cause clients to pay a higher commission than the firm might otherwise be able to negotiate, (2) cause clients to engage in more securities transactions than would otherwise be optimal, and (3) only recommend brokers that provide soft dollar benefits.

The Adviser faces a potential conflict of interest when it uses client trades to obtain brokerage or research services. This conflict exists because the Adviser can use the brokerage or research services to manage client accounts without paying cash for such services, which reduces the Adviser’s expenses to the extent that the Adviser would have purchased such products had they not been provided by brokers. Section 28(e) permits the Adviser to use brokerage or research services for the benefit of any account it manages. Certain accounts managed by the Adviser may generate soft dollars used to purchase brokerage or research services that ultimately benefit other accounts managed by the Adviser effectively cross subsidizing the other accounts managed by the Adviser that benefit directly from the product. The Adviser may not necessarily use all of the brokerage or research services in connection with managing a Fund whose trades generated the soft dollars used to purchase such products.

The Adviser is responsible, subject to oversight by the Board, for placing orders on behalf of each Fund for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities of a Fund and one or more other investment companies or clients supervised by the Adviser are considered at or about the same time, transactions in such securities are allocated among them in a manner deemed equitable and consistent with relevant fiduciary obligations to all by the Adviser. In some cases, this procedure could have a detrimental effect on the price or volume of the security so far as the Funds are concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Funds. The primary consideration is prompt execution of orders at the most favorable net price.

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The Funds may deal with affiliates in principal transactions to the extent permitted by exemptive order or applicable rule or regulation.

Defiance Silver Enhanced Options Income ETF and Defiance Treasury Enhanced Options Income ETF had not commenced operations and have not paid any brokerage commissions date of this SAI.

The table below shows the brokerage commissions paid by each operating Fund for the fiscal periods/years indicated below:

Brokerage Commissions Paid
Defiance Gold Enhanced Options Income ETF
April 1, 2025 (commencement of operations) to August 31, 2025	$3,656

Defiance Oil Enhanced Options Income ETF
Fiscal year ended August 31, 2025	$292,952(1)
May 9, 2024 (commencement of operations) to August 31, 2024	$40,921

(1)	The Fund’s brokerage commissions increased for the fiscal year ended August 31, 2025, compared to the fiscal period ended August 31, 2024. This was primarily because the Fund's 2024 fiscal period reflected a shortened time frame, beginning with the Fund’s inception on May 9, 2024, whereas the 2025 fiscal year covered a full twelve months.

Brokerage with Fund Affiliates. The Funds may execute brokerage or other agency transactions through registered broker-dealer affiliates of the Funds or the Adviser for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. These rules require that commissions paid to the affiliate by the Funds for exchange transactions not exceed “usual and customary” brokerage commissions. The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” The Trustees, including those who are not “interested persons” of the Funds, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

For the fiscal period/year ended August 31, 2025, the Funds did not pay any brokerage commissions to any registered broker-dealer affiliates of the Fund or the Adviser.

Directed Brokerage.

For the fiscal year ended August 31, 2025, no Fund paid commissions on brokerage transactions directed to brokers pursuant to an agreement or understanding whereby the broker provided research or other brokerage services to the Adviser.

Securities of “Regular Broker-Dealers.” The Funds are required to identify any securities of its “regular brokers and dealers” (as such term is defined in the 1940 Act) that it may hold at the close of its most recent fiscal year. “Regular brokers or dealers” of the Funds are the ten brokers or dealers that, during the most recent fiscal year: (1) received the greatest dollar amounts of brokerage commissions from a Fund’s portfolio transactions; (2) engaged as principal in the largest dollar amounts of portfolio transactions of a Fund; or (iii) sold the largest dollar amounts of Shares.

For the fiscal year ended August 31, 2025, no Fund acquired any securities of its “regular brokers or dealers” or their parent companies.

PORTFOLIO TURNOVER RATE

A portfolio turnover rate is, in summary, the percentage computed by dividing the lesser of a Fund’s purchases or sales of securities (excluding short-term securities and securities transferred in-kind) by the average market value of such Fund. A rate of 100% indicates that the equivalent of all of a Fund’s assets have been sold and reinvested in a year. High portfolio turnover may affect the amount, timing and character of distributions, and, as a result, may increase the amount of taxes payable by shareholders. Higher portfolio turnover also results in higher transaction costs. To the extent that net short-term capital gains are realized by a Fund, any distributions resulting from such gains are considered ordinary income for federal income tax purposes.

As of the date of this SAI, only the Defiance Gold Enhanced Options Income ETF and Defiance Oil Enhanced Options Income ETF had commenced operations. The table below shows the portfolio turnover rate for these Funds for the fiscal periods/year indicated.

Portfolio Turnover
Defiance Gold Enhanced Options Income ETF
April 1, 2025 (commencement of operations) to August 31, 2025	0%

Defiance Oil Enhanced Options Income ETF
Fiscal year ended August 31, 2025	658%(1)
May 9, 2024 (commencement of operations) to August 31, 2024	272%

(1)	The Fund’s portfolio turnover rate increased for the fiscal year ended August 31, 2025, compared to the fiscal period ended August 31, 2024. This was primarily because the Fund's 2024 fiscal period reflected a shortened timeframe, beginning with the Fund’s inception on May 9, 2024, whereas the 2025 fiscal year covered a full twelve months.

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BOOK ENTRY ONLY SYSTEM

The Depository Trust Company (“DTC”) acts as securities depositary for Shares. Shares are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC. Except in limited circumstances set forth below, certificates will not be issued for Shares.

DTC is a limited-purpose trust company that was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers, and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants, and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to in this SAI as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares. The Trust recognizes DTC or its nominee as the record owner of all Shares for all purposes. Beneficial Owners of Shares are not entitled to have Shares registered in their names, and will not receive or be entitled to physical delivery of Share certificates. Each Beneficial Owner must rely on the procedures of DTC and any DTC Participant and/or Indirect Participant through which such Beneficial Owner holds its interests, to exercise any rights of a holder of Shares.

Conveyance of all notices, statements, and other communications to Beneficial Owners is effected as follows. DTC will make available to the Trust upon request and for a fee a listing of Shares held by each DTC Participant. The Trust shall obtain from each such DTC Participant the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement, or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in the Funds as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in Shares, or for maintaining, supervising, or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may determine to discontinue providing its service with respect to a Fund at any time by giving reasonable notice to the Fund and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Fund shall act either to find a replacement for DTC to perform its functions at a comparable cost or, if such replacement is unavailable, to issue and deliver printed certificates representing ownership of Shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchange.

PURCHASE AND REDEMPTION OF SHARES IN CREATION UNITS

The Trust issues and redeems Shares only in Creation Units on a continuous basis through the Transfer Agent, without a sales load (but subject to transaction fees, if applicable), at their NAV per share next determined after receipt of an order, on any Business Day, in proper form pursuant to the terms of the Authorized Participant Agreement (“Participant Agreement”). The NAV of Shares is calculated each Business Day as of the scheduled close of regular trading on the NYSE, generally 4:00 p.m., Eastern Time. The Funds will not issue fractional Creation Units. A “Business Day” is any day on which the NYSE is open for regular trading.

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Fund Deposit. The consideration for purchase of a Creation Unit of a Fund generally consists of either (i) the in-kind deposit of a designated portfolio of securities (the “Deposit Securities”) per each Creation Unit and the Cash Component (defined below), computed as described below, or (ii) the cash value of the Deposit Securities. Notwithstanding the foregoing, the Trust reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security. When accepting purchases of Creation Units for all or a portion of Deposit Cash, a Fund may incur additional costs associated with the acquisition of Deposit Securities that would otherwise be provided by an in-kind purchaser.

Together, the Deposit Securities or Deposit Cash, as applicable, and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of a Fund. The “Cash Component” is an amount equal to the difference between the NAV of Shares (per Creation Unit) and the value of the Deposit Securities or Deposit Cash, as applicable. If the Cash Component is a positive number (i.e., the NAV per Creation Unit exceeds the value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such positive amount. If the Cash Component is a negative number (i.e., the NAV per Creation Unit is less than the value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such negative amount and the creator will be entitled to receive cash in an amount equal to the Cash Component. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit and the value of the Deposit Securities or Deposit Cash, as applicable. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, if applicable, which shall be the sole responsibility of the Authorized Participant (as defined below).

Each Fund, through NSCC, make available on each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time), the list of the names and the required number of Shares of each Deposit Security or the required amount of Deposit Cash, as applicable, to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for the Fund. Such Fund Deposit is subject to any applicable adjustments as described below, to effect purchases of Creation Units of the applicable Fund until such time as the next-announced composition of the Deposit Securities or the required amount of Deposit Cash, as applicable, is made available.

The identity and number of Shares of the Deposit Securities or the amount of Deposit Cash, as applicable, required for the Fund Deposit for a Fund may change from time to time.

Procedures for Purchase of Creation Units. To be eligible to place orders with the Transfer Agent to purchase a Creation Unit of a Fund, an entity must be (i) a “Participating Party” (i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”)), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see “Book Entry Only System”). In addition, each Participating Party or DTC Participant (each, an “Authorized Participant”) must execute a Participant Agreement with respect to purchases and redemptions of Creation Units. Each Authorized Participant will agree, pursuant to the terms of a Participant Agreement, on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that it will pay to the Trust, an amount of cash sufficient to pay the Cash Component together with the creation transaction fee (described below), if applicable, and any other applicable fees and taxes.

All orders to purchase Shares directly from a Fund must be placed for one or more Creation Units and in the manner and by the time set forth in the Participant Agreement and/or applicable order form. The order cut-off time for orders to purchase Creation Units is expected to be 3:00 p.m. Eastern time, which time may be modified by a Fund from time-to-time by amendment to the Participant Agreement and/or applicable order form. The date on which an order to purchase Creation Units (or an order to redeem Creation Units, as set forth below) is received and accepted is referred to as the “Order Placement Date.”

An Authorized Participant may require an investor to make certain representations or enter into agreements with respect to the order (e.g., to provide for payments of cash, when required). Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to purchase Shares directly from a Fund in Creation Units must be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.

On days when the Exchange closes earlier than normal, each Fund may require orders to create Creation Units to be placed earlier in the day. In addition, if a market or markets on which a Fund’s investments are primarily traded is closed, the Fund will also generally not accept orders on such day(s). Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Transfer Agent pursuant to procedures set forth in the Participant Agreement and in accordance with the applicable order form. On behalf of a Fund, the Transfer Agent will notify the Custodian of such order. The Custodian will then provide such information to the appropriate local sub-custodian(s). Those placing orders through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Transfer Agent by the cut-off time on such Business Day. Economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Transfer Agent or an Authorized Participant.

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Fund Deposits must be delivered by an Authorized Participant through the Federal Reserve System (for cash) or through DTC (for corporate securities), through a subcustody agent (for foreign securities) and/or through such other arrangements allowed by the Trust or its agents. With respect to foreign Deposit Securities, the Custodian shall cause the subcustodian of a Fund to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, such Deposit Securities (or Deposit Cash for all or a part of such securities, as permitted or required), with any appropriate adjustments as advised by the Trust. Foreign Deposit Securities must be delivered to an account maintained at the applicable local subcustodian. A Fund Deposit transfer must be ordered by the Authorized Participant in a timely fashion to ensure the delivery of the requisite number of Deposit Securities or Deposit Cash, as applicable, to the account of the applicable Fund or its agents by no later than 3:00 p.m. Eastern Time for the Fund (or such other time as specified by the Trust) on the contractual settlement date. If the applicable Fund or its agents do not receive all of the Deposit Securities, or the required Deposit Cash in lieu thereof, by such time, then the order may be deemed rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. All questions as to the number of Deposit Securities or Deposit Cash to be delivered, as applicable, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities or cash, as applicable, will be determined by the Trust, whose determination shall be final and binding. The amount of cash represented by the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner to be received by the Custodian no later than the contractual settlement date. If the Cash Component and the Deposit Securities or Deposit Cash, as applicable, are not received by the Custodian in a timely manner by the contractual settlement date, the creation order may be cancelled. Upon written notice to the Transfer Agent, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current NAV of such Fund.

The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to the applicable cut-off time and the federal funds in the appropriate amount are deposited by 3:00 p.m. Eastern Time for the applicable Fund, with the Custodian on the contractual settlement date. If the order is not placed in proper form as required, or federal funds in the appropriate amount are not received by 3:00 p.m. Eastern Time for the applicable Fund on the contractual settlement date, then the order may be deemed to be rejected and the Authorized Participant shall be liable to the applicable Fund for losses, if any, resulting therefrom. A creation request is in “proper form” if all procedures set forth in the Participant Agreement, order form and this SAI are properly followed.

Issuance of a Creation Unit. Except as provided in this SAI, Creation Units will not be issued until the transfer of good title to the Trust of the Deposit Securities or payment of Deposit Cash, as applicable, and the payment of the Cash Component have been completed. When the required Deposit Securities (or the cash value thereof) have been delivered to the account of the Custodian (or sub-custodian, as applicable), the Transfer Agent and the Adviser shall be notified of such delivery, and the Trust will issue and cause the delivery of the Creation Units. The typical settlement date for each transaction will be within one day of the transaction (commonly referred to as “T+1”), unless the Fund and Authorized Participant agree to a different timeline for settlement or the transaction is exempt from the requirements of Rule 15c6-1 under the 1934 Act. Due to the schedule of holidays in certain countries, however, the delivery of Shares may take longer than one Business Day following the day on which the purchase order is received. In such cases, the local market settlement procedures will not commence until the end of local holiday periods. The Authorized Participant shall be liable to the Funds for losses, if any, resulting from unsettled orders.

Creation Units may be purchased in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the Shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) an additional amount of cash equal to a percentage of the value as set forth in the Participant Agreement, of the undelivered Deposit Securities (the “Additional Cash Deposit”), which shall be maintained in a separate non-interest bearing collateral account. The Authorized Participant must deposit with the Custodian the Additional Cash Deposit, as applicable, by 3:00 p.m. Eastern Time for the applicable Fund (or such other time as specified by the Trust) on the contractual settlement date. If the applicable Fund or its agents do not receive the Additional Cash Deposit in the appropriate amount, by such time, then the order may be deemed rejected and the Authorized Participant shall be liable to the applicable Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to the applicable percentage, as set forth in the Participant Agreement, of the daily market value of the missing Deposit Securities. The Participant Agreement will permit the Trust to buy the missing Deposit Securities at any time. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the value of such Deposit Securities on the day the purchase order was deemed received by the Transfer Agent plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as described below under “Creation Transaction Fee,” may be charged. The delivery of Creation Units so created generally will occur no later than the contractual settlement date.

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Acceptance of Orders of Creation Units. The Trust reserves the right to reject an order for Creation Units transmitted to it by the Transfer Agent with respect to a Fund including, if (1) the order is not in proper form; (2) the Deposit Securities or Deposit Cash, as applicable, delivered by the Authorized Participant are not as disseminated through the facilities of the NSCC for that date by the Custodian; (3) the investor(s), upon obtaining Shares ordered, would own 80% or more of the currently outstanding Shares of the Fund; (4) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (5) the acceptance or receipt of the order for a Creation Unit would, in the opinion of counsel to the Trust, be unlawful; or (6) in the event that circumstances outside the control of the Trust, the Custodian, the Transfer Agent and/or the Adviser make it for all practical purposes not feasible to process orders for Creation Units.

Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Distributor, the Custodian, a sub-custodian, the Transfer Agent, DTC, NSCC, Federal Reserve System, or any other participant in the creation process, and other extraordinary events. The Transfer Agent shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person. The Trust, the Transfer Agent, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall either of them incur any liability for the failure to give any such notification. The Trust, the Transfer Agent, the Custodian and the Distributor shall not be liable for the rejection of any purchase order for Creation Units.

All questions as to the number of Shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Notwithstanding the Trust’s ability to reject an order for creation units, the Trust will only do so in a manner consistent with any current or future SEC rulemaking or guidance relating thereto; provided that, no such suspension of the issuance of creation units will be done in a manner that impairs the arbitrage mechanism for investors.

Creation Transaction Fee. A fixed purchase (i.e., creation) transaction fee, payable to the Custodian, may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units (“Creation Order Costs”). The standard fixed creation transaction fee for each Fund, regardless of the number of Creation Units created in the transaction, can be found in the table below. Each Fund may adjust the standard fixed creation transaction fee from time to time. The fixed creation fee may be waived on certain orders if the Custodian has determined to waive some or all of the Creation Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.

In addition, a variable fee, payable to the Funds, of up to the maximum percentage listed in the table below of the value of the Creation Units subject to the transaction may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with buying the securities with cash. Each Fund may determine not to charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders.

Fixed Creation Transaction Fee	Maximum Variable Transaction Fee
$300	2.00%

Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring the Fund Securities (defined below) from the Trust to their account or on their order.

Risks of Purchasing Creation Units. There are certain legal risks unique to investors purchasing Creation Units directly from a Fund. Because Shares may be issued on an ongoing basis, a “distribution” of Shares could be occurring at any time. Certain activities that a shareholder performs as a dealer could, depending on the circumstances, result in the shareholder being deemed a participant in the distribution in a manner that could render the shareholder a statutory underwriter and subject to the prospectus delivery and liability provisions of the Securities Act. For example, a shareholder could be deemed a statutory underwriter if it purchases Creation Units from a Fund, breaks them down into the constituent Shares, and sells those Shares directly to customers, or if a shareholder chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary-market demand for Shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter.

Dealers who are not “underwriters” but are participating in a distribution (as opposed to engaging in ordinary secondary-market transactions), and thus dealing with Shares as part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act.

Redemption. Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Funds through the Transfer Agent and only on a Business Day. EXCEPT UPON LIQUIDATION OF A FUND, THE TRUST WILL NOT REDEEM SHARES IN AMOUNTS LESS THAN CREATION UNITS. Investors must accumulate enough Shares in the secondary market to constitute a Creation Unit to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit.

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With respect to each Fund, the Custodian, through the NSCC, makes available prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time) on each Business Day, the list of the names and Share quantities of each Fund’s portfolio securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (“Fund Securities”). Fund Securities received on redemption may not be identical to Deposit Securities.

Redemption proceeds for a Creation Unit are paid either in-kind or in cash, or combination thereof, as determined by the Trust. With respect to in-kind redemptions of the Funds, redemption proceeds for a Creation Unit will consist of Fund Securities—as announced by the Custodian on the Business Day of the request for redemption received in proper form plus cash in an amount equal to the difference between the NAV of Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less a fixed redemption transaction fee, as applicable, as set forth below. If the Fund Securities have a value greater than the NAV of Shares, a compensating cash payment equal to the differential is required to be made by or through an Authorized Participant by the redeeming shareholder. Notwithstanding the foregoing, at the Trust’s discretion, an Authorized Participant may receive the corresponding cash value of the securities in lieu of the in-kind securities value representing one or more Fund Securities.

Cash Redemption. Full or partial cash redemptions of Creation Units will be effected in essentially the same manner as in-kind redemptions thereof. In the case of full or partial cash redemptions, the Authorized Participant receives the cash equivalent of the Fund Securities it would otherwise receive through an in-kind redemption, plus the same Cash Redemption Amount to be paid to an in-kind redeemer.

The typical settlement date for each redemption transaction will be within one day of the transaction (or T+1), unless the Fund and Authorized Participant agree to a different timeline for settlement or the transaction is exempt from the requirements of Rule 15c6-1 under the 1934 Act. Due to the schedule of holidays in certain countries, however, the receipt of redemption proceeds may take longer than one Business Day following the day on which the purchase order is received. In such cases, the local market settlement procedures will not commence until the end of local holiday periods.

Redemption Transaction Fee. A fixed redemption transaction fee, payable to the Custodian, may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units (“Redemption Order Costs”). The standard fixed redemption transaction fee for a Fund, regardless of the number of Creation Units redeemed in the transaction, can be found in the table below. Each Fund may adjust the redemption transaction fee from time to time. The fixed redemption fee may be waived on certain orders if the Custodian has determined to waive some or all of the Redemption Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.

In addition, a variable fee, payable to each Fund, of up to the maximum percentage listed in the table below of the value of the Creation Units subject to the transaction may be imposed for cash redemptions, non-standard orders, or partial cash redemptions (when cash redemptions are available) of Creation Units. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with selling portfolio securities to satisfy a cash redemption. Each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders.

Fixed Redemption Transaction Fee	Maximum Variable Transaction Fee
$300	2.00%

Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring the Fund Securities from the Trust to their account or on their order.

Procedures for Redemption of Creation Units. Orders to redeem Creation Units must be submitted in proper form to the Transfer Agent prior to 3:00 p.m. Eastern time. A redemption request is considered to be in “proper form” if (i) an Authorized Participant has transferred or caused to be transferred to the Trust’s Transfer Agent the Creation Unit(s) being redeemed through the book-entry system of DTC so as to be effective by the time as set forth in the Participant Agreement and (ii) a request in form satisfactory to the Trust is received by the Transfer Agent from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified in the Participant Agreement. If the Transfer Agent does not receive the investor’s Shares through DTC’s facilities by the times and pursuant to the other terms and conditions set forth in the Participant Agreement, the redemption request shall be rejected.

The Authorized Participant must transmit the request for redemption, in the form required by the Trust, to the Transfer Agent in accordance with procedures set forth in the Authorized Participant Agreement. Investors should be aware that their particular broker may not have executed an Authorized Participant Agreement, and that, therefore, requests to redeem Creation Units may have to be placed by the investor’s broker through an Authorized Participant who has executed an Authorized Participant Agreement. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the Shares to the Trust’s Transfer Agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.

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Additional Redemption Procedures. In connection with taking delivery of Shares of Fund Securities upon redemption of Creation Units, a redeeming shareholder or Authorized Participant acting on behalf of such Shareholder must maintain appropriate custody arrangements with a qualified broker-dealer, bank, or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered. Deliveries of redemption proceeds will generally be made by the next Business Day following the trade date, as discussed above.

The Trust may in its discretion exercise its option cause a Fund to redeem such Shares in cash, and the redeeming investor will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the applicable Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Shares of such Fund based on the NAV of Shares of such Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee, if applicable, and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in NAV.

Redemptions of Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of Creation Units may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming investor of the Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment. Further, an Authorized Participant that is not a “qualified institutional buyer,” (“QIB”) as such term is defined under Rule 144A of the Securities Act, will not be able to receive Fund Securities that are restricted securities eligible for resale under Rule 144A. An Authorized Participant may be required by the Trust to provide a written confirmation with respect to QIB status to receive Fund Securities.

The right of redemption may be suspended or the date of payment postponed with respect to a Fund (1) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the Shares of the Fund or determination of the NAV of the Shares is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

DETERMINATION OF NET ASSET VALUE

NAV per Share for each Fund is computed by dividing the value of the net assets of such Fund (i.e., the value of its total assets, less total liabilities) by the total number of Shares outstanding, rounded to the nearest cent. Expenses and fees, including the management fees, are accrued daily and taken into account for the purpose of determining NAV. The NAV of each Fund is calculated by Global Fund Services and determined at the scheduled close of the regular trading session on the NYSE (ordinarily 4:00 p.m., Eastern Time) on each day that the NYSE is open, provided that fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Securities Industry and Financial Markets Association (“SIFMA”) announces an early closing time.

In calculating each Fund’s NAV per Share, such Fund’s investments are generally valued pricing services. The Funds may use various pricing services, or discontinue the use of any pricing service, as approved by the Adviser from time to time. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources. For assets traded on an exchange, the Funds may value investments using market valuations. A market valuation generally means a valuation (1) obtained from an exchange, a pricing service, or a major market maker (or dealer), (2) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer) or (3) based on amortized cost. In the case of shares of other funds that are not traded on an exchange, a market valuation means such fund’s published NAV per share.

When market valuations are not “readily available” or are deemed to be unreliable, consistent with Rule 2a-5 under the 1940 Act, the Trust and the Adviser have adopted procedures and methodologies wherein the Adviser, serving as the Fund’s Valuation Designee (as defined in Rule 2a-5), determines the fair value of Fund investments.

DIVIDENDS AND DISTRIBUTIONS

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Distributions, and Taxes.”

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General Policies. Each Fund intends to pay out dividends and interest income, if any, weekly, and distribute any net realized capital gains to its shareholders at least annually.

Distributions of net realized capital gains, if any, generally are declared and paid once a year, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Code, in all events in a manner consistent with the provisions of the 1940 Act.

Each Fund will declare and pay income and capital gain distributions, if any, in cash. Dividends and other distributions on Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Trust.

Each Fund makes additional distributions to the extent necessary (1) to distribute the entire annual taxable income of the Fund, plus any net capital gains and (2) to avoid imposition of the excise tax imposed by Section 4982 of the Code. Management of the Trust reserves the right to declare special dividends if, in its reasonable discretion, such action is necessary or advisable to preserve each Fund’s eligibility for treatment as a RIC or to avoid imposition of income or excise taxes on undistributed income at the Fund level.

Dividend Reinvestment Service. The Trust will not make the DTC book-entry dividend reinvestment service available for use by Beneficial Owners for reinvestment of their cash proceeds, but certain individual broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the applicable Fund through DTC Participants for reinvestment of their dividend distributions. Investors should contact their brokers to ascertain the availability and description of these services. Beneficial Owners should be aware that each broker may require investors to adhere to specific procedures and timetables to participate in the dividend reinvestment service and investors should ascertain from their brokers such necessary details. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Shares of the applicable Fund issued by the Trust of such Fund at NAV per Share. Distributions reinvested in additional Shares will nevertheless be taxable to Beneficial Owners acquiring such additional Shares to the same extent as if such distributions had been received in cash.

FEDERAL INCOME TAXES

The following is only a summary of certain U.S. federal income tax considerations generally affecting the Funds and their respective shareholders that supplements the discussion in the Prospectus. No attempt is made to present a comprehensive explanation of the federal, state, local or foreign tax treatment of the Funds or their respective shareholders, and the discussion here and in the Prospectus is not intended to be a substitute for careful tax planning.

The following general discussion of certain U.S. federal income tax consequences is based on provisions of the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

The tax legislation commonly referred to as the Tax Cuts and Jobs Act (the “Tax Act”) made significant changes to the U.S. federal income tax rules for taxation of individuals and corporations, generally effective for taxable years beginning after December 31, 2017. Many of the changes applicable to individuals are temporary and would apply only to taxable years before January 1, 2026. There were only minor changes with respect to the specific rules applicable to RICs, such as the Funds. The Tax Act, however, also made numerous other changes to the tax rules that may affect shareholders and the Funds. Subsequent legislation has modified certain changes to the U.S. federal income tax rules made by the Tax Act which may, in addition, affect shareholders and the Funds. You are urged to consult with your own tax advisor regarding how this legislation affects your investment in a Fund.

Shareholders are urged to consult their own tax advisers regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, local, or foreign taxes.

Taxation of the Funds. Each Fund will elect and intends to qualify each year to be treated as a RIC under the Code. As such, each Fund should not be subject to federal income taxes on its net investment income and capital gains, if any, to the extent that it timely distributes such income and capital gains to its shareholders. Generally, to be taxed as a RIC, a Fund must distribute in each taxable year at least 90% of its net investment income for the taxable year, which includes, among other items, dividends, interest, net short-term capital gain and net foreign currency gain, less expenses, as well as 90% of its net tax-exempt interest income, if any (the “Distribution Requirement”) and also must meet several additional requirements. Among these requirements are the following: (1) at least 90% of each Fund’s gross income each taxable year must be derived from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or foreign currencies, and net income derived from interests in qualified publicly traded partnerships (the “Qualifying Income Requirement”); and (2) at the end of each quarter of a Fund’s taxable year, the Fund’s assets must be diversified so that (a) at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater in value than 5% of the value of the Fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer, the securities (other than securities of other RICs) of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the “Diversification Requirement”).

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To the extent a Fund makes investments that may generate income that is not qualifying income, including certain derivatives, such Fund will seek to restrict the resulting income from such investments so that the Fund’s non-qualifying income does not exceed 10% of its gross income.

For purposes of the Diversification Requirement, exchange-traded options on a single security are, and listed over the counter options on a single security very likely are, treated as issued by the issuer of the underlying security, and not by the exchange or clearing house which legally issues the option. Thus, such options on a single security are treated as issued by a single issuer. Because the underlying security is issued by a regulated investment company, it is likely that options held by the Treasury ETF will not be subject to the rule that no more than 25% of the Fund’s asset at the close of any quarter be invested in the shares of any one issuer, so the Diversification Requirement would not be violated even if the value of options were to exceed one quarter of the Fund’s assets. There is no assurance that a Fund will be able to satisfy the Diversification Requirement. In some cases, identification of the issuer (or issuers) is uncertain under current law, and an adverse determination or future guidance by the IRS with respect to issuer identification for a particular type of investment may adversely affect the Fund’s ability to meet the Diversification Test. The Gold ETF, the Silver ETF and the Oil ETF will attempt to restrict the value of their option positions to less than 25% of Fund value at the close of each quarter.

Although each Fund intends to distribute substantially all of its net investment income and may distribute its capital gains for any taxable year, a Fund will be subject to federal income taxation to the extent any such income or gains are not distributed. Each Fund is treated as a separate corporation for federal income tax purposes. Each Fund therefore is considered to be a separate entity in determining its treatment under the rules for RICs described herein. The requirements (other than certain organizational requirements) for qualifying RIC status are determined at the Fund level rather than at the Trust level.

If a Fund fails to satisfy the Qualifying Income Requirement or the Diversification Requirement in any taxable year, the Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the Diversification Requirement where a Fund corrects the failure within a specified period of time. To be eligible for the relief provisions with respect to a failure to meet the Diversification Requirement, a Fund may be required to dispose of certain assets. If these relief provisions were not available to a Fund and it were to fail to qualify for treatment as a RIC for a taxable year, all of its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and its distributions (including capital gains distributions) generally would be taxable to the shareholders of the applicable Fund as ordinary income dividends, subject to the dividends received deduction for corporate shareholders and the lower tax rates on qualified dividend income received by noncorporate shareholders, subject to certain limitations. To requalify for treatment as a RIC in a subsequent taxable year, the Fund would be required to satisfy the RIC qualification requirements for that year and to distribute any earnings and profits from any year in which the Fund failed to qualify for tax treatment as a RIC. If the Fund failed to qualify as a RIC for a period greater than two taxable years, it would generally be required to pay a fund-level tax on certain net built in gains recognized with respect to certain of its assets upon disposition of such assets within five years of qualifying as a RIC in a subsequent year. The Board reserves the right not to maintain the qualification of a Fund for treatment as a RIC if it determines such course of action to be beneficial to shareholders. If a Fund determines that it will not qualify as a RIC, the Fund will establish procedures to reflect the anticipated tax liability in such Fund’s NAV.

Each Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year. A “qualified late year loss” generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year, subject to special rules in the event the Fund makes an election under Section 4982(e)(4) of the Code, (commonly referred to as “post-October losses”), and certain other late-year losses.

Capital losses in excess of capital gains (“net capital losses”) are not permitted to be deducted against a RIC’s net investment income. Instead, for U.S. federal income tax purposes, potentially subject to certain limitations, the Fund may carry a net capital loss from any taxable year forward indefinitely to offset its capital gains, if any, in years following the year of the loss. To the extent subsequent capital gains are offset by such losses, they will not result in U.S. federal income tax liability to the Fund and may not be distributed as capital gains to its shareholders. Generally, the Fund may not carry forward any losses other than net capital losses. The carryover of capital losses may be limited under the general loss limitation rules if the Fund experiences an ownership change as defined in the Code.

During the fiscal year ended August 31, 2025, the Defiance Oil Enhanced Options Income ETF utilized the remainder of its of short-term capital loss carryover in the amount of $855,980.

Each Fund will be subject to a nondeductible 4% federal excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year an amount at least equal to 98% of its ordinary income for the calendar year plus 98.2% of its capital gain net income for either the one-year period ending on October 31 of that year, or, if the Fund makes an election under Section 4982(e)(4) of the Code, the Fund’s fiscal year, subject to an increase for any shortfall in the prior year’s distribution. Each Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of the excise tax, but can make no assurances that all such tax liability will be eliminated.

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Each Fund intends to distribute substantially all of its net investment income and net capital gain to shareholders for each taxable year. If a Fund meets the Distribution Requirement but retains some or all of its income or gains, it will be subject to federal income tax at regular corporate rates to the extent any such income or gains are not distributed. The Fund may elect to designate certain amounts retained as undistributed net capital gain as deemed distributions in a notice to its shareholders, who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their proportionate shares of the undistributed amount so designated, (ii) will be entitled to credit their proportionate shares of the income tax paid by the Fund on that undistributed amount against their federal income tax liabilities and to claim refunds to the extent such credits exceed their tax liabilities, and (iii) will be entitled to increase their tax basis, for federal income tax purposes, in their Shares by an amount equal to the excess of the amount of undistributed net capital gain included in their respective income over their respective income tax credits.

Some futures, foreign currency contracts and “non-equity options” (i.e., certain listed options, such as those on a “broad-based” securities index) – but excluding any “securities futures contract” that is not a “dealer securities futures contract” (both as defined in the Code) and any interest rate swap, currency swap, basis swap, interest rate cap, interest rate floor, commodity swap, equity swap, equity index swap, credit default swap, or similar agreement – in which a fund may invest will be subject to section 1256 of the Code (“Section 1256 Contracts”). Section 1256 Contracts a Fund holds at the end of each taxable year, other than Section 1256 Contracts that are part of a “mixed straddle” with respect to which it has made an election not to have the following rules apply, must be “marked-to-market” for federal tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of Section 1256 Contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. Section 1256 Contracts also may be marked-to-market for purposes of the Excise Tax. These rules may operate to increase the amount that a fund must distribute to satisfy the distribution requirement (i.e., with respect to the portion treated as short-term capital gain, which will be taxable to its shareholders as ordinary income when distributed to them), and to increase the net capital gain a fund recognizes, without in either case increasing the cash available to the relevant Fund.

Taxation of Shareholders – Distributions. Each Fund intends to distribute to its shareholders substantially all of its investment company taxable income (computed without regard to the deduction for dividends paid), its net tax-exempt income, if any, and any net capital gain (net long-term capital gains in excess of net short-term capital losses, taking into account any capital loss carryforwards). The distribution of investment company taxable income (as so computed) and net capital gain will be taxable to Fund shareholders regardless of whether the shareholder receives these distributions in cash or reinvests them in additional Shares.

Each Fund (or your broker) will report to shareholders annually the amounts of dividends paid from ordinary income, the amount of distributions of net capital gain, the portion of dividends which may qualify for the dividends received deduction for corporate shareholders, and the portion of dividends which may qualify for treatment as qualified dividend income, which is taxable to non-corporate shareholders at long-term capital gain rates. Given their respective investment strategies, it is unlikely that any of the Funds will distribute qualified dividend income.

Distributions from a Fund’s net capital gain will be taxable to shareholders at long-term capital gains rates, regardless of how long shareholders have held their Shares. Distributions may be subject to state and local taxes. Distributions by a Fund of its net short-term capital gains will be taxable to shareholders as ordinary income.

Although dividends generally will be treated as distributed when paid, any dividend declared by a Fund in October, November or December and payable to shareholders of record in such a month that is paid during the following January will be treated for U.S. federal income tax purposes as received by shareholders on December 31 of the calendar year in which it was declared.

In addition to the federal income tax, certain individuals, trusts and estates may be subject to a Net Investment Income (“NII”) tax of 3.8%. The NII tax is imposed on the lesser of: (i) a taxpayer’s investment income, net of deductions properly allocable to such income; or (ii) the amount by which such taxpayer’s modified adjusted gross income exceeds certain thresholds ($250,000 for married individuals filing jointly, $200,000 for unmarried individuals and $125,000 for married individuals filing separately). Each Fund’s distributions are includable in a shareholder’s investment income for purposes of this NII tax. In addition, any capital gain realized by a shareholder upon a sale or redemption of Fund shares is includable in such shareholder’s investment income for purposes of this NII tax.

Shareholders who have not held Shares for a full year should be aware that the Funds may report and distribute, as ordinary dividends or capital gain dividends, a percentage of income that is not equal to the percentage of such Fund’s ordinary income or net capital gain, respectively, actually earned during the applicable shareholder’s period of investment in the Fund. A taxable shareholder may wish to avoid investing in a Fund shortly before a dividend or other distribution, because the distribution will generally be taxable to the shareholder even though it may economically represent a return of a portion of the shareholder’s investment.

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If a Fund’s distributions exceed its earnings and profits, all or a portion of the distributions made for a taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in the Fund and result in a higher capital gain or lower capital loss when the Shares on which the distribution was received are sold. After a shareholder’s basis in the Shares has been reduced to zero, distributions in excess of earnings and profits will be treated as gain from the sale of the shareholder’s Shares.

Taxation of Shareholders – Sale of Shares. A sale or redemption of Shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of Shares will be treated as long-term capital gain or loss if Shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of Shares will generally be treated as short-term capital gain or loss. Any loss realized upon a taxable disposition of Shares held for six months or less will be treated as long-term capital loss, rather than short-term capital loss, to the extent of any amounts treated as distributions to the shareholder of long-term capital gain with respect to such Shares (including any amounts credited to the shareholder as undistributed capital gains). All or a portion of any loss realized upon a taxable disposition of Shares may be disallowed if substantially identical Shares are acquired (through the reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the disposition. In such a case, the basis of the newly acquired Shares will be adjusted to reflect the disallowed loss.

The cost basis of Shares acquired by purchase will generally be based on the amount paid for Shares and then may be subsequently adjusted for other applicable transactions as required by the Code. The difference between the selling price and the cost basis of Shares generally determines the amount of the capital gain or loss realized on the sale of Shares. Contact the broker through whom you purchased your Shares to obtain information with respect to the available cost basis reporting methods and elections for your account.

An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the sum of the exchanger’s aggregate basis in the securities surrendered plus the amount of cash paid for such Creation Units. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of any securities received plus the amount of any cash received for such Creation Units. The Internal Revenue Service (“IRS”), however, may assert that a loss realized upon an exchange of securities for Creation Units cannot currently be deducted under the rules governing “wash sales” (for a person who does not mark-to-market its portfolio) or on the basis that there has been no significant change in economic position.

Any capital gain or loss realized upon the creation of Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held for more than one year. Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if the Shares composing the Creation Units have been held for more than one year. Otherwise, such capital gains or losses will generally be treated as short-term capital gains or losses. Any loss upon a redemption of Creation Units held for six months or less may be treated as long-term capital loss to the extent of any amounts treated as distributions to the applicable Authorized Participant of long-term capital gain with respect to the Creation Units (including any amounts credited to the Authorized Participant as undistributed capital gains).

The Trust, on behalf of each Fund, has the right to reject an order for Creation Units if the purchaser (or a group of purchasers) would, upon obtaining the Creation Units so ordered, own 80% or more of the outstanding Shares and if, pursuant to Section 351 of the Code, the Fund would have a basis in the deposit securities different from the market value of such securities on the date of deposit. The Trust also has the right to require the provision of information necessary to determine beneficial Share ownership for purposes of the 80% determination. If the Fund does issue Creation Units to a purchaser (or a group of purchasers) that would, upon obtaining the Creation Units so ordered, own 80% or more of the outstanding Shares, the purchaser (or a group of purchasers) will not recognize gain or loss upon the exchange of securities for Creation Units.

Persons purchasing or redeeming Creation Units should consult their own tax advisers with respect to the tax treatment of any creation or redemption transaction and whether the wash sales rule applies and when a loss may be deductible.

Taxation of Fund Investments. Certain of each Fund’s investments may be subject to complex provisions of the Code (including provisions relating to hedging transactions, straddles, integrated transactions, foreign currency contracts, forward foreign currency contracts, and notional principal contracts) that, among other things, may affect the Fund’s ability to qualify as a RIC, affect the character of gains and losses realized by the Fund (e.g., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require the Funds to mark to market certain types of positions in its portfolio (i.e., treat them as if they were closed out) which may cause a Fund to recognize income without the Fund receiving cash with which to make distributions in amounts sufficient to enable the Fund to satisfy the RIC distribution requirements for avoiding Fund-level income and excise taxes. Each Fund intends to monitor its transactions, intends to make appropriate tax elections, and intends to make appropriate entries in its books and records to mitigate the effect of these rules and preserve the Fund’s qualification for treatment as a RIC. To the extent a Fund invests in an underlying fund that is taxable as a RIC, the rules applicable to the tax treatment of complex securities will also apply to the underlying funds that also invest in such complex securities and investments. In addition, because the tax rules applicable to such instruments may be uncertain under current law, an adverse determination or future IRS guidance with respect to these rules (which determination or guidance could be retroactive) may affect whether the Fund has made sufficient distributions and otherwise satisfied the relevant requirements to maintain its qualification as a RIC and avoid a Fund-level tax.

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Backup Withholding. Each Fund will be required in certain cases to withhold (as “backup withholding”) on amounts payable to any shareholder who (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to backup withholding by the IRS for failure to properly report all payments of interest or dividends; (3) fails to provide a certified statement that it is not subject to “backup withholding;” or (4) fails to provide a certified statement that they are a U.S. person (including a U.S. resident alien). The backup withholding rate is at a rate set under Section 3406 of the Code. Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder’s ultimate U.S. federal income tax liability. Backup withholding will not be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor permanent residents of the United States.

Non-U.S. Shareholders. Any non-U.S. investors in a Fund may be subject to U.S. withholding and estate tax and are encouraged to consult their tax advisors prior to investing in the Fund. Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to a U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from taxable ordinary income. A Fund may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. Short-term capital gain dividends received by a nonresident alien individual who is present in the U.S. for a period or periods aggregating 183 days or more during the taxable year are not exempt from this 30% withholding tax. Gains realized by foreign shareholders from the sale or other disposition of Shares generally are not subject to U.S. taxation, unless the recipient is an individual who is physically present in the U.S. for 183 days or more per year (based on a formula that factors in presence in the U.S. during the two preceding years as well). Foreign shareholders who fail to provide an applicable IRS form may be subject to backup withholding on certain payments from the Fund. Backup withholding will not be applied to payments that are subject to the 30% (or lower applicable treaty rate) withholding tax described in this paragraph. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.

Under the Foreign Account Tax Compliance Act (“FATCA”), the Funds may be required to withhold a generally nonrefundable 30% tax on distributions of net investment income paid to (a) certain “foreign financial institutions” unless such foreign financial institution agrees to verify, monitor, and report to the IRS the identity of certain of its account holders, among other items (or unless such entity is otherwise deemed compliant under the terms of an intergovernmental agreement between the United States and the foreign financial institution’s country of residence), and (b) certain “non-financial foreign entities” unless such entity certifies to the Fund that it does not have any substantial U.S. owners or provides the name, address, and taxpayer identification number of each substantial U.S. owner, among other items. This FATCA withholding tax could also affect a Fund’s return on its investments in foreign securities or affect a shareholder’s return if the shareholder holds its Fund shares through a foreign intermediary. You are urged to consult your tax adviser regarding the application of this FATCA withholding tax to your investment in a Fund and the potential certification, compliance, due diligence, reporting, and withholding obligations to which you may become subject in order to avoid this withholding tax.

For foreign shareholders to qualify for an exemption from backup withholding, described above, the foreign shareholder must comply with special certification and filing requirements. Foreign shareholders in a Fund should consult their tax advisors in this regard.

Tax-Exempt Shareholders. Certain tax-exempt shareholders, including qualified pension plans, individual retirement accounts, salary deferral arrangements, 401(k) plans, and other tax-exempt entities, generally are exempt from federal income taxation, except with respect to their unrelated business taxable income (“UBTI”). Tax-exempt entities are generally not permitted to offset losses from one unrelated trade or business against the income or gain of another unrelated trade or business. Certain net losses incurred prior to January 1, 2018 are permitted to offset gain and income created by an unrelated trade or business, if otherwise available. Under current law, each Fund generally serves to block UBTI from being realized by its tax-exempt shareholders with respect to their shares of Fund income. However, notwithstanding the foregoing, tax-exempt shareholders could realize UBTI by virtue of their investment in the Funds if, for example, Shares in such Fund constitute debt-financed property in the hands of the tax-exempt shareholders within the meaning of section 514(b) of the Code. Charitable remainder trusts are subject to special rules and should consult their tax advisers. The IRS has issued guidance with respect to these issues and prospective shareholders, especially charitable remainder trusts, are strongly encouraged to consult with their tax advisers regarding these issues.

Certain Potential Tax Reporting Requirements. Under U.S. Treasury regulations, if a shareholder recognizes a loss on disposition of the Shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on IRS Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Significant penalties may be imposed for the failure to comply with the reporting requirements. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Other Issues. In those states which have income tax laws, the tax treatment of the Funds and of Funds’ shareholders with respect to distributions by the Funds may differ from federal tax treatment.

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FINANCIAL STATEMENTS

The Funds’ audited financial statements, accompanying notes and report of the independent registered public accounting firm appearing in the Funds’ Annual Certified Shareholder Report  in Form N-CSR for the fiscal period ended August 31, 2025, are incorporated herein by reference.

Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders and in Form N-CSR. In the Funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during its last fiscal year. In Form N-CSR, you will find the Funds’ annual and semi-annual financial statements.

You may request a copy of the Funds’ annual report at no charge by calling (833) 333-9383 or through the Funds’ website at www.defianceetfs.com.

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XMAG	Defiance Large Cap ex-Mag 7 ETF

listed on The Nasdaq Stock Market, LLC

PROSPECTUS

December 23, 2025

The U.S. Securities and Exchange Commission (the “SEC”) has not approved or disapproved of these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

DEFIANCE LARGE CAP EX-MAG 7 ETF - FUND SUMMARY

Investment Objective

The Defiance Large Cap ex-Mag 7 ETF (the “Fund”) seeks to track the performance, before fees and expenses, of the BITA US 500 ex-Magnificent 7 Index (the “Index”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.35%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.35%

(1)	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay all of the Fund’s expenses, except for the following: advisory fees, interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 Act (the “1940 Act”), litigation expenses, and other non-routine or extraordinary expenses.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$36	$113	$197	$443

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal period October 21, 2024 (commencement of operations) to August 31, 2025, the Fund’s portfolio turnover rate was 7% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”) that uses a “passive management” (or indexing) approach to track the performance, before fees and expenses, of the Index. The Index aims to provide a comprehensive and balanced representation of the U.S. equity market by including the largest 500 publicly traded equity securities, while specifically excluding the seven largest technology companies commonly referred to as the “Magnificent 7” (“Mag 7”) (as listed below). The Index is owned, calculated, administered, and disseminated by BITA GmbH (“Index Provider”).

The Index

I.	Eligible Universe

The Index is rules-based. Construction of the Index begins with the eligible universe of securities which is determined based on the following criteria:

1.	Exchange Requirement: Only securities listed on the New York Stock Exchange or NASDAQ Stock Market are eligible.
2.	Security Considerations: Only ordinary shares (e.g., common stock) are eligible.

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3.	Average Daily Traded Value: Securities with a three-month average daily traded value of less than USD 1,000,000 are excluded.
4.	Size Requirements: Only the 700 largest securities by market capitalization are eligible.

II.	Constituent Selection

All securities in the eligible universe are then ranked by free float market capitalization in descending order. The top 500 securities are selected for possible inclusion in the Index, subject to the observation of entry and exit buffers. The entry and exit buffers are rules that help reduce turnover and maintain stability in the Index. The entry buffer requires a security to meet a more stringent criterion to be added to the Index, while the exit buffer ensures a security is removed only if it falls below a specific threshold. In the case of a tie at the same ranking position, the security with the highest 3-month average daily traded value is ranked higher.

All share classes of a company are included in the Index as long as they qualify for membership on a stand-alone basis. Each share class is considered a separate constituent. This means that if a company has two classes of shares that both qualify, both will be included and considered separately in the index calculations and weightings.

III.	Exclusion

After selecting the constituents, any of the following securities, commonly known as the “Magnificent 7,” will be excluded:

Name	Ticker
Alphabet Inc. “Class A”	GOOGL
Alphabet Inc. “Class C”	GOOG
Amazon.com Inc.	AMZN
Apple Inc.	AAPL
Meta Platforms Inc.	META
Microsoft Corp.	MSFT
Nvidia Corp.	NVDA
Tesla Inc.	TSLA

III.	Weighting

Final constituents are weighted according to their free-float market capitalization.

IV.	Rebalancing

The Index is reconstituted and rebalanced quarterly in March, June, September, and December at the close of business on the 3rd Friday of the rebalancing month after market close, with such rebalancing based on constituent data as of the close of business on the 1st Friday of such month.

The Fund’s Investment Strategy

The Fund invests all, or substantially all, of its assets in the component securities that make up the Index. The Fund’s portfolio is reconstituted and rebalanced in accordance with the Index’s reconstitution and rebalancing schedule.

Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, is invested in equity securities of large-cap companies. The Fund defines a large-cap company as a company with a market capitalization in excess of $10 billion.

The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it generally will invest in all of the Index components. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole, when the Adviser believes it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index). The Fund will concentrate its investments (invest more than 25% of its assets) in the securities of a particular industry or group of related industries to the same extent as the Index.

The Fund may invest in securities or other investments not included in the Index, but which the Adviser believes will help the Fund track the Index. For example, the Fund may invest in securities that are not components of the Index to reflect various corporate actions and other changes to the Index (such as reconstitutions, additions, and deletions).

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Principal Investment Risks

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund - Principal Risks of Investing in the Fund.”

Equity Market Risk.  Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests.

Concentration Risk. To the extent that the Fund concentrates in an industry, it will be subject to the risk that economic, political, or other conditions that have a negative effect on that industry will negatively impact the Fund to a greater extent than if its assets were invested in a wider variety of industries.

ETF Risks.

○	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as Authorized Participants or APs). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

○	Costs of Buying or Selling Shares. Buying or selling Shares involves certain costs, including brokerage commissions, other charges imposed by brokers, and bid-ask spreads. The bid-ask spread represents the difference between the price at which an investor is willing to buy Shares and the price at which an investor is willing to sell Shares. The spread varies over time based on the Shares’ trading volume and market liquidity. The spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Due to the costs of buying or selling Shares, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

○	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

○	Trading. Although Shares are listed for trading on a national securities exchange, such as The Nasdaq Stock Market, LLC (the Exchange), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares and the liquidity of the Fund’s portfolio holdings may deteriorate.

Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

Market Capitalization Risk.

○	Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

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Newer Fund Risk. The Fund is a recently organized management investment company with a limited operating history. As a result, prospective investors do not have an extensive track record or history on which to base their investment decisions.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Passive Investment Risk. The Fund is not actively managed and does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

Third Party Data Risk. The composition of the Index, and consequently the Fund’s portfolio, is heavily dependent on information and data calculated and published by an independent third party calculation agent (“Third Party Data”). When Third Party Data proves to be incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities from the Index that would have been excluded or included had the Third Party Data been correct and complete. If the composition of the Index reflects such errors, the Fund’s portfolio can also be expected to reflect the errors.

Tracking Error Risk. As with all index funds, the performance of the Fund and the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in Index components at all times or may hold securities not included in the Index.

Underlying Index Risk. Neither the Fund’s investment adviser nor the Index Provider is able to guarantee the continuous availability or timeliness of the production of the Index. The calculation and dissemination of the Index values may be delayed if the information technology or other facilities of the Index Provider, data providers and/or relevant stock exchange malfunction for any reason. A significant delay may cause trading in shares of the Fund to be suspended. Errors in Index data, computation and/or the construction in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders.

Performance

Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information is available on the Fund’s website at www.defianceetfs.com.

Management

Investment Adviser: Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Fund.

Portfolio Managers:

The following individuals are jointly and primarily responsible for the day-to-day management of the Fund.

Kimberly Chan, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since December of 2025.

Andy Hicks, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since December of 2025.

CFA® is a registered trademark owned by the CFA Institute.

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash.

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Shares are listed on the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. This difference in bid and ask prices is often referred to as the “bid-ask spread.”

Information regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount, and the median bid-ask spreads can be found on the Fund’s website at www.defianceetfs.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Financial Intermediary Compensation

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training, or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

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ADDITIONAL INFORMATION ABOUT THE FUND

Investment Objective

The Fund seeks to track the performance, before fees and expenses, of the Index.

An investment objective is fundamental if it cannot be changed without the consent of the holders of a majority of the outstanding Shares. The Fund’s investment objective has not been adopted as a fundamental investment policy and therefore may be changed without the consent of the Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of Tidal Trust II (the “Trust”) and at least 60 days’ written notice to shareholders.

Principal Investment Strategies

Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in equity securities of large-cap companies. The Fund defines a large-cap company as a company with a market capitalization in excess of $10 billion. The Fund’s 80% Policy is non-fundamental and can be changed without shareholder approval upon Board approval and 60 days’ written notice to shareholders prior to any such change.

The Fund tracks an Index that is calculated and published by the Index Provider, an independent third-party calculation agent that is not affiliated with the Fund, the Adviser, the Fund’s distributor, or any of their affiliates. Initial public offerings must be traded on an eligible exchange for at least 12 months before being considered for addition to the Index. In addition, the Index Provider may substitute an Index constituent and make an extraordinary adjustment to the Index upon occurrence of an extraordinary event. For example, if a company in the Index files for bankruptcy or is delisted.

Manager of Managers Structure

Although the Fund is not currently sub-advised, the Fund and the Adviser have received exemptive relief from the SEC permitting the Adviser (subject to certain conditions and the approval of the Board) to change or select new unaffiliated sub-advisers without obtaining shareholder approval. The relief also permits the Adviser to materially amend the terms of agreements with an unaffiliated sub-adviser (including an increase in the fee paid by the Adviser to the unaffiliated sub-adviser (and not paid by the Fund)) or to continue the employment of an unaffiliated sub-adviser after an event that would otherwise cause the automatic termination of services with Board approval, but without shareholder approval. Shareholders will be notified of any unaffiliated sub-adviser changes. The Adviser has the ultimate responsibility, subject to oversight by the Board, to oversee a sub-adviser and recommend their hiring, termination and replacement. The exemptive relief applies to sub-advisers that are either wholly owned by the Adviser or its parent company, as well as to unaffiliated sub-advisers, including those whose affiliation arises solely from their sub-advisory relationship.

Principal Risks of Investing in the Fund

The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with those of other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s NAV per share, trading price, yield, total return and/or ability to meet its investment objective. The following risks could affect the value of your performance in the Fund:

Concentration Risk. To the extent that the Fund concentrates in an industry, it will be subject to the risk that economic, political, or other conditions that have a negative effect on that industry will negatively impact the Fund to a greater extent than if its assets were invested in a wider variety of industries.

ETF Risks.

○	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as Authorized Participants or APs). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

○	Costs of Buying or Selling Shares. Buying or selling Shares involves certain costs, including brokerage commissions, other charges imposed by brokers, and bid-ask spreads. The bid-ask spread represents the difference between the price at which an investor is willing to buy Shares and the price at which an investor is willing to sell Shares. The spread varies over time based on the Shares’ trading volume and market liquidity. The spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Due to the costs of buying or selling Shares, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

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○	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

○	Trading. Although Shares are listed for trading on a national securities exchange, such as The Nasdaq Stock Market, LLC (the Exchange), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s portfolio holdings, which can be significantly less liquid than Shares.

Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

Equity Market Risk.  Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Investments in the Fund’s portfolio may underperform in comparison to investments in the general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, pandemic diseases, terrorism, regulatory events, and government controls.

Market Capitalization Risk.

○	Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes

Newer Fund Risk. The Fund is a recently organized management investment company with a limited operating history. As a result, prospective investors do not have an extensive record or history on which to base their investment decisions.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Passive Investment Risk. The Fund is not actively managed and does not attempt to outperform its Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its Index. The returns from the types of securities in which the Fund invests may underperform returns from other securities markets or different asset classes. This may cause the Fund to underperform other investment vehicles that invest in different asset classes. Different types of securities (for example, fixed-income securities) tend to go through cycles of doing better – or worse – than the general securities markets. In the past, these periods have lasted for as long as several years.

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Third Party Data Risk. The composition of the Index, and consequently the Fund’s portfolio, is heavily dependent on information and data calculated and published by an independent third party calculation agent (“Third Party Data”). When Third Party Data proves to be incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities from the Index that would have been excluded or included had the Third Party Data been correct and complete. If the composition of the Index reflects such errors, the Fund’s portfolio can also be expected to reflect the errors.

Tracking Error Risk. As with all index funds, the performance of the Fund and the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in Index components at all times or may hold securities not included in the Index.

Underlying Index Risk. Neither the Fund’s investment adviser nor the Index Provider is able to guarantee the continuous availability or timeliness of the production of the Index. The calculation and dissemination of the Index values may be delayed if the information technology or other facilities of the Index Provider, data providers and/or relevant stock exchange malfunction for any reason. A significant delay may cause trading in shares of the Fund to be suspended. Errors in Index data, computation and/or the construction in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders.

PORTFOLIO HOLDINGS INFORMATION

Information about the Fund’s daily portfolio holdings is available on the Fund’s website at www.defianceetfs.com. A complete description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (the “SAI”).

MANAGEMENT

Investment Adviser

Tidal Investments LLC (“Tidal” or the “Adviser”), a Tidal Financial Group company, located at 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204, is an SEC-registered investment adviser and a Delaware limited liability company. Tidal was founded in March 2012 and is dedicated to understanding, researching and managing assets within the expanding ETF universe. As of November 30, 2025, Tidal had assets under management of approximately $45.22 billion and served as the investment adviser or sub-adviser for 340 registered funds.

Tidal serves as investment adviser to the Fund and has overall responsibility for the general management and administration of the Fund pursuant to an investment advisory agreement with the Trust, on behalf of the Fund (the “Advisory Agreement”). The Adviser is responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions. The Adviser also arranges for transfer agency, custody, fund administration, and all other related services necessary for the Fund to operate.

For the services it provides to the Fund, the Fund pays the Adviser a unitary management fee, which is calculated daily and paid monthly, at an annual rate of 0.35% of the Fund’s average daily net assets.

Under the Advisory Agreement, in exchange for a single unitary management fee from the Fund, the Adviser has agreed to pay all expenses incurred by the Fund except for advisory fees, interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, litigation expenses, and other non-routine or extraordinary expenses (collectively, the “Excluded Expenses”).

Advisory Agreement

A discussion regarding the basis for the Board’s approval of the Fund’s Advisory Agreement is available in the Fund’s February 28, 2025 Semi-Annual Certified Shareholder Report on Form N-CSR.

Portfolio Managers

The following individuals (each, a “Portfolio Manager”) have served as portfolio managers of the Fund since December of 2025. Mr. Hicks and Ms. Chan are jointly and primarily responsible for the day-to-day management of the Fund.

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Kimberly Chan, Portfolio Manager for the Adviser

Ms. Chan serves as Portfolio Manager at the Sub-Adviser, having joined the firm in June 2025. From 2018 to 2023, she was a Portfolio Manager at Global X ETFs, where she managed the Global X Thematic Equity Suite of funds, after which she took a career break to pursue personal interests until joining the Sub-Adviser.  Previously, Ms. Chan was a Trader at Credit Agricole from 2016 to 2018 and an Investment Analyst at MetLife Investments from 2015 to 2016.  Ms. Chan received her Bachelor of Science in Finance from New York University in 2015. The Fund’s SAI provides additional information about each portfolio manager’s compensation structure, other accounts that each portfolio manager manages, and each portfolio manager’s ownership of Shares.

Andy Hicks, Portfolio Manager for the Adviser

Mr. Hicks serves as SVP of Trading for the Adviser, having joined the Adviser in 2025. Mr. Hicks previously served as Director of ETF Portfolio Management, Trading, and Research at SS&C ALPS Advisors for over ten years. Prior to SS&C ALPS Advisors, Mr. Hicks held roles as a Senior Equity Trader and Research Analyst with Virtus Investment Partners, specializing in equity and ETF trading, and a head equity trader for SCM Advisors. With over 20 years of experience, Mr. Hicks holds an accounting/ finance degree from Miami University (Ohio) and an MBA in Finance from the University of Colorado – Denver.

FUND SPONSOR

The Adviser has entered into a fund sponsorship agreement with Defiance ETFs, LLC (“Defiance”) pursuant to which Defiance is a sponsor to the Fund. Under this arrangement, Defiance has agreed to provide financial support (as described below) to the Fund. Every month, unitary management fees for the Fund are calculated and paid to the Adviser, and the Adviser retains a portion of the unitary management fees from the Fund.

In return for its financial support for the Fund, the Adviser has agreed to pay Defiance any remaining profits generated by the unitary management fee. If the amount of the unitary management fees exceeds the Fund’s operating expenses and the Adviser-retained amount, that excess amount is considered “remaining profit.” In that case, the Adviser will pay the remaining profits to Defiance.

If the amount of the unitary management fee is less than the Fund’s operating expenses and the Adviser-retained amount, Defiance is obligated to reimburse the Adviser for the amount of the shortfall.

HOW TO BUY AND SELL SHARES

The Fund issues and redeems Shares only in Creation Units at the NAV per share next determined after receipt of an order from an AP. Only APs may acquire Shares directly from the Fund, and only APs may tender their Shares for redemption directly to the Fund, at NAV. APs must be a member or participant of a clearing agency registered with the SEC and must execute a Participant Agreement that has been agreed to by the Distributor (defined below), and that has been accepted by the Fund’s transfer agent, with respect to purchases and redemptions of Creation Units. Once created, Shares trade in the secondary market in quantities less than a Creation Unit.

In order to purchase Creation Units of the Fund, an AP must generally deposit a designated portfolio of equity securities (the “Deposit Securities”) and/or a designated amount of U.S. cash. Purchases and redemptions of Creation Units primarily with cash, rather than through in-kind delivery of portfolio securities, may cause the Fund to incur certain costs. These costs could include brokerage costs or taxable gains or losses that it might not have incurred if it had made redemption in-kind. These costs could be imposed on the Fund, and thus decrease the Fund’s NAV, to the extent that the costs are not offset by a transaction fee payable by an AP.

Most investors buy and sell Shares in secondary market transactions through brokers. Individual Shares are listed for trading on the secondary market on the Exchange and can be bought and sold throughout the trading day like other publicly traded securities.

When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offer price in the secondary market on each leg of a round trip (purchase and sale) transaction. In addition, because secondary market transactions occur at market prices, you may pay more than NAV when you buy Shares, and receive less than NAV when you sell those Shares.

Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. DTC’s participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book-entry or “street name” through your brokerage account.

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Frequent Purchases and Redemptions of Shares

The Fund does not impose any restrictions on the frequency of purchases and redemptions of Shares. In determining not to approve a written, established policy, the Board evaluated the risks of market timing activities by Fund shareholders. Purchases and redemptions by APs, who are the only parties that may purchase or redeem Shares directly with the Fund, are an essential part of the ETF process and help keep Share trading prices in line with the NAV. As such, the Fund accommodates frequent purchases and redemptions by APs. However, the Board has also determined that frequent purchases and redemptions for cash may increase tracking error and portfolio transaction costs and may lead to the realization of capital gains. To minimize these potential consequences of frequent purchases and redemptions, the Fund employs fair value pricing and may impose transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs incurred by the Fund in effecting trades. In addition, the Fund and the Adviser reserve the right to reject any purchase order at any time.

Determination of Net Asset Value

The Fund’s NAV is calculated as of the scheduled close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time, each day the NYSE is open for regular business. The NAV for the Fund is calculated by dividing the Fund’s net assets by its Shares outstanding.

In calculating its NAV, the Fund generally values its assets on the basis of market quotations, last sale prices, or estimates of value furnished by a pricing service or brokers who make markets in such instruments. If such information is not available for a security or other asset held by the Fund or is determined to be unreliable, the security or other asset will be valued at fair value estimates under guidelines established by the Adviser (as described below).

Fair Value Pricing

The Board has designated the Adviser as the “valuation designee” for the Fund under Rule 2a-5 of the 1940 Act, subject to its oversight. The Adviser has adopted procedures and methodologies, which have been approved by the Board, to fair value Fund investments whose market prices are not “readily available” or are deemed to be unreliable. For example, such circumstances may arise when: (i) an investment has been delisted or has had its trading halted or suspended; (ii) an investment’s primary pricing source is unable or unwilling to provide a price; (iii) an investment’s primary trading market is closed during regular market hours; or (iv) an investment’s value is materially affected by events occurring after the close of the investment’s primary trading market. Generally, when fair valuing an investment, the Adviser will take into account all reasonably available information that may be relevant to a particular valuation including, but not limited to, fundamental analytical data regarding the issuer, information relating to the issuer’s business, recent trades or offers of the investment, general and/or specific market conditions, and the specific facts giving rise to the need to fair value the investment. Fair value determinations are made in good faith and in accordance with the fair value methodologies included in the Adviser-adopted valuation procedures. The Adviser will fair value Fund investments whose market prices are not “readily available” or are deemed to be unreliable. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the Adviser will be able to obtain the fair value assigned to the investment upon the sale of such investment.

Investments by Other Registered Investment Companies in the Fund

Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in the securities of other investment companies, including Shares. Registered investment companies are permitted to invest in the Fund beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions set forth in an SEC exemptive rule under the 1940 Act, including that such investment companies enter into an agreement with the Fund.

Delivery of Shareholder Documents – Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

Dividends and Distributions

The Fund intends to pay out dividends and interest income, if any, annually, and distribute any net realized capital gains to its shareholders at least annually. The Fund will declare and pay income and capital gain distributions, if any, in cash. Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you.

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Taxes

The following discussion is a summary of some important U.S. federal income tax considerations generally applicable to investments in the Fund. Your investment in the Fund may have other tax implications. Please consult your tax advisor about the tax consequences of an investment in Shares, including the possible application of foreign, state, and local tax laws.

The Fund intends to qualify each year for treatment as a regulated investment company (a “RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). If it meets certain minimum distribution requirements, a RIC is not subject to tax at the fund level on income and gains from investments that are timely distributed to shareholders. However, the Fund’s failure to qualify as a RIC or to meet minimum distribution requirements would result (if certain relief provisions were not available) in fund-level taxation and, consequently, a reduction in income available for distribution to shareholders.

Unless your investment in Shares is made through a tax-exempt entity or tax-advantaged account, such as an IRA plan, you need to be aware of the possible tax consequences when the Fund makes distributions, when you sell your Shares listed on the Exchange, and when you purchase or redeem Creation Units (institutional investors only).

The following general discussion of certain U.S. federal income tax consequences is based on provisions of the Code and the regulations issued thereunder as in effect on the date of this Prospectus. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Taxes on Distributions

For federal income tax purposes, distributions of net investment income are generally taxable to shareholders as ordinary income or qualified dividend income. Taxes on distributions of net capital gains (if any) are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned their Shares. Sales of assets held by the Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by the Fund for one year or less generally result in short-term capital gains and losses. Distributions of the Fund’s net capital gain (the excess of net long-term capital gains over net short-term capital losses) that are reported by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains to shareholders. Distributions of short-term capital gain will generally be taxable to shareholders as ordinary income. Dividends and distributions are generally taxable to you whether you receive them in cash or reinvest them in additional Shares.

Distributions reported by the Fund as “qualified dividend income” are generally taxed to non-corporate shareholders at rates applicable to long-term capital gains, provided certain holding period and other requirements are met. “Qualified dividend income” generally is income derived from dividends paid by U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties. In addition, dividends that the Fund receives in respect of stock of certain foreign corporations may be qualified dividend income if that stock is readily tradable on an established U.S. securities market. Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive from the Fund that are attributable to dividends received by the Fund from U.S. corporations, subject to certain limitations.

Shortly after the close of each calendar year, you will be informed of the character of any distributions received from the Fund.

In addition to the federal income tax, certain individuals, trusts, and estates may be subject to a Net Investment Income (“NII”) tax of 3.8%. The NII tax is imposed on the lesser of: (i) a taxpayer’s investment income, net of deductions properly allocable to such income; or (ii) the amount by which such taxpayer’s modified adjusted gross income exceeds certain thresholds ($250,000 for married individuals filing jointly, $200,000 for unmarried individuals and $125,000 for married individuals filing separately). The Fund’s distributions are includable in a shareholder’s investment income for purposes of this NII tax. In addition, any capital gain realized by a shareholder upon a sale or redemption of Fund shares is includable in such shareholder’s investment income for purposes of this NII tax.

In general, your distributions are subject to federal income tax for the year in which they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year. Distributions are generally taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the Shares’ NAV when you purchased your Shares).

You may wish to avoid investing in the Fund shortly before a dividend or other distribution, because such a distribution will generally be taxable to you even though it may economically represent a return of a portion of your investment.

If you are neither a resident nor a citizen of the United States or if you are a foreign entity, distributions (other than Capital Gain Dividends) paid to you by the Fund will generally be subject to a U.S. withholding tax at the rate of 30%, unless a lower treaty rate applies. The Fund may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met.

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Under the Foreign Account Tax Compliance Act (“FATCA”), the Fund may be required to withhold a generally nonrefundable 30% tax on distributions of net investment income paid to (A) certain “foreign financial institutions” unless such foreign financial institution agrees to verify, monitor, and report to the Internal Revenue Service (“IRS”) the identity of certain of its account-holders, among other items (or unless such entity is otherwise deemed compliant under the terms of an intergovernmental agreement between the United States and the foreign financial institution’s country of residence), and (B) certain “non-financial foreign entities” unless such entity certifies to the Fund that it does not have any substantial U.S. owners or provides the name, address, and taxpayer identification number of each substantial U.S. owner, among other items. This FATCA withholding tax could also affect the Fund’s return on its investments in foreign securities or affect a shareholder’s return if the shareholder holds its Fund shares through a foreign intermediary. You are urged to consult your tax adviser regarding the application of this FATCA withholding tax to your investment in the Fund and the potential certification, compliance, due diligence, reporting, and withholding obligations to which you may become subject in order to avoid this withholding tax.

The Fund (or a financial intermediary, such as a broker, through which a shareholder owns Shares) generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has underreported dividend or interest income, or who fails to certify that they are not subject to such withholding.

Taxes When Shares are Sold on the Exchange

Any capital gain or loss realized upon a sale of Shares generally is treated as a long-term capital gain or loss if Shares have been held for more than one year and as a short-term capital gain or loss if Shares have been held for one year or less. However, any capital loss on a sale of Shares held for six months or less is treated as long-term capital loss to the extent of Capital Gain Dividends paid with respect to such Shares. Any loss realized on a sale will be disallowed to the extent Shares are acquired, including through reinvestment of dividends, within a 61-day period beginning 30 days before and ending 30 days after the sale of substantially identical Shares.

Taxes on Purchases and Redemptions of Creation Units

An AP having the U.S. dollar as its functional currency for U.S. federal income tax purposes who exchanges securities for Creation Units generally recognizes a gain or a loss. The gain or loss will be equal to the difference between the value of the Creation Units at the time of the exchange and the exchanging AP’s aggregate basis in the securities delivered plus the amount of any cash paid for the Creation Units. An AP who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanging AP’s basis in the Creation Units and the aggregate U.S. dollar market value of the securities received, plus any cash received for such Creation Units. The IRS may assert, however, that a loss that is realized upon an exchange of securities for Creation Units may not be currently deducted under the rules governing “wash sales” (for an AP who does not mark-to-market their holdings) or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if Shares comprising the Creation Units have been held for more than one year and as a short-term capital gain or loss if such Shares have been held for one year or less.

The Fund may include a payment of cash in addition to, or in place of, the delivery of a basket of securities upon the redemption of Creation Units. The Fund may sell portfolio securities to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize investment income and/or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in-kind. As a result, the Fund may be less tax efficient if it includes such a cash payment in the proceeds paid upon the redemption of Creation Units.

Important Tax Considerations When Purchasing Fund Shares

If you are investing through a taxable account, you should carefully consider the timing of your investment relative to the Fund’s distribution schedule. Purchasing Fund shares shortly before a distribution may increase your tax liability, a situation commonly referred to as “buying a dividend.”

When the Fund makes a distribution, its share price typically drops by an amount roughly equal to the distribution. As a hypothetical example, if you invest $5,000 to purchase 250 shares at $20 per share on December 15, and the Fund pays a $1 per share distribution on December 16, the share price would adjust to $19 (ignoring market fluctuations). Although your total investment value remains $5,000 (250 shares × $19 in share value plus 250 shares × $1 distribution), you would owe taxes on the $250 distribution, even if you reinvest the distribution rather than receiving it in cash.

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Distributions are taxable to shareholders even if they are paid from income or gains realized by the Fund before you invested, and even if they were reflected in the purchase price of the shares. Consequently, you may incur taxes on income or gains that accrued before your investment, without corresponding benefit.

Unless you are investing through a tax-advantaged account, such as an IRA or an employer-sponsored retirement plan, you may wish to avoid purchasing Fund shares shortly before a distribution. You can minimize the potential tax impact by reviewing the Fund’s distribution schedule prior to investing. Information about the Fund's distribution schedule can be found on the Fund’s website at www. defianceetfs.com.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. You also may be subject to foreign, state, and local tax on Fund distributions and sales of Shares. Consult your personal tax advisor about the potential tax consequences of an investment in Shares under all applicable tax laws. For more information, please see the section entitled “Federal Income Taxes” in the SAI.

DISTRIBUTION

Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group (dba ACA Group), (the “Distributor”), the Fund’s distributor, is a broker-dealer registered with the SEC. The Distributor distributes Creation Units for the Fund on an agency basis and does not maintain a secondary market in Shares. The Distributor has no role in determining the policies of the Fund or the securities that are purchased or sold by the Fund. The Distributor’s principal address is 190 Middle Street, Suite 301,, Portland, Maine 04101.

The Board has adopted a Distribution (Rule 12b-1) Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to pay distribution fees for the sale and distribution of its Shares.

No Rule 12b-1 fees are currently paid by the Fund, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

PREMIUM/DISCOUNT INFORMATION

Information regarding how often Shares traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found on the Fund’s website at www.defianceetfs.com.

ADDITIONAL NOTICES

Shares are not sponsored, endorsed, or promoted by the Exchange. The Exchange is not responsible for, nor has it participated in the determination of, the timing, prices, or quantities of Shares to be issued, nor in the determination or calculation of the equation by which Shares are redeemable. The Exchange has no obligation or liability to owners of Shares in connection with the administration, marketing, or trading of Shares.

Without limiting any of the foregoing, in no event shall the Exchange have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

The Adviser and the Fund make no representation or warranty, express or implied, to the owners of Shares or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly.

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The Third Amended and Restated Declaration of Trust (“Declaration of Trust”) provides a detailed process for the bringing of derivative or direct actions by shareholders in order to permit legitimate inquiries and claims while avoiding the time, expense, distraction, and other harm that can be caused to the Fund or its shareholders as a result of spurious shareholder demands and derivative actions. Prior to bringing a derivative action, a demand by three unrelated shareholders must first be made on the Fund’s Trustees. The Declaration of Trust details various information, certifications, undertakings and acknowledgments that must be included in the demand. Following receipt of the demand, the trustees have a period of 90 days, which may be extended by an additional 60 days, to consider the demand. If a majority of the Trustees who are considered independent for the purposes of considering the demand determine that maintaining the suit would not be in the best interests of the Fund, the Trustees are required to reject the demand and the complaining shareholders may not proceed with the derivative action unless the shareholders are able to sustain the burden of proof to a court that the decision of the Trustees not to pursue the requested action was not a good faith exercise of their business judgment on behalf of the Fund. The Declaration of Trust further provides that shareholders owning Shares representing no less than a majority of the Fund’s outstanding shares must join in bringing the derivative action. If a demand is rejected, the complaining shareholders will be responsible for the costs and expenses (including attorneys’ fees) incurred by the Fund in connection with the consideration of the demand, if a court determines that the demand was made without reasonable cause or for an improper purpose. If a derivative action is brought in violation of the Declaration of Trust, the shareholders bringing the action may be responsible for the Fund’s costs, including attorneys’ fees, if a court determines that the action was brought without reasonable cause or for an improper purpose. The Declaration of Trust provides that no shareholder may bring a direct action claiming injury as a shareholder of the Trust, or any Fund, where the matters alleged (if true) would give rise to a claim by the Trust or by the Trust on behalf of the Fund, unless the shareholder has suffered an injury distinct from that suffered by the shareholders of the Trust, or the Fund, generally. Under the Declaration of Trust, a shareholder bringing a direct claim must be a shareholder of the Fund with respect to which the direct action is brought at the time of the injury complained of or have acquired the shares afterwards by operation of law from a person who was a shareholder at that time. The Declaration of Trust further provides that the Fund shall be responsible for payment of attorneys’ fees and legal expenses incurred by a complaining shareholder only if required by law, and any attorneys’ fees that the Fund is obligated to pay shall be calculated using reasonable hourly rates. These provisions do not apply to claims brought under the federal securities laws.

The Declaration of Trust also requires that actions by shareholders against the Fund be brought exclusively in a federal or state court located within the State of Delaware. This provision will not apply to claims brought under the federal securities laws. Limiting shareholders’ ability to bring actions only in courts located in Delaware may cause shareholders economic hardship to litigate the action in those courts, including paying for travel expenses of witnesses and counsel, requiring retaining local counsel, and may limit shareholders’ ability to bring a claim in a judicial forum that shareholders find favorable for disputes, which may discourage such actions.

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FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand the Fund’s performance for its fiscal period of operations. Certain information reflects financial results for a single Fund share. The total return in the table represents the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Cohen & Company, Ltd., the Fund’s independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request.

Financial Highlights	Defiance ETFs

For a share outstanding throughout the period presented

Defiance Large Cap ex-Mag 7 ETF

Period ended August 31, 2025(a)
PER SHARE DATA:

Net asset value, beginning of period	$20.00

INVESTMENT OPERATIONS:
Net investment income(b)	0.24
Net realized and unrealized gain (loss) on investments(c)	1.47
Total from investment operations	1.71

LESS DISTRIBUTIONS FROM:
Net investment income	(0.05)
Total distributions	(0.05)
Net asset value, end of period	$21.66

TOTAL RETURN(d)	8.58%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$38,994
Ratio of expenses to average net assets(e)	0.35%
Ratio of net investment income (loss) to average net assets(e)	1.35%
Portfolio turnover rate(d)(f)	7%

(a)	Inception date of the Fund was October 21, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to the timing of share transactions for the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.

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Defiance Large Cap ex-Mag 7 ETF

Adviser	Tidal Investments LLC 234 West Florida Street, Suite 203 Milwaukee, Wisconsin 53204	Administrator	Tidal ETF Services LLC 234 West Florida Street, Suite 203 Milwaukee, Wisconsin 53204
Distributor	Foreside Fund Services, LLC 190 Middle Street, Suite 301 Portland, Maine 04101	Sub-Administrator, Fund Accountant, and Transfer Agent	U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services 615 East Michigan Street Milwaukee, Wisconsin 53202
Legal Counsel	Sullivan & Worcester LLP 1251 Avenue of the Americas, 19th Floor, New York, NY 10020	Custodian	U.S. Bank National Association 1555 North Rivercenter Drive Milwaukee, Wisconsin 53212
Independent Registered Public Accounting Firm	Cohen & Company, Ltd. 1835 Market Street, Suite 310 Philadelphia, PA 19103

Investors may find more information about the Fund in the following documents:

Statement of Additional Information: The Fund’s SAI provides additional details about the Fund’s investments and certain other additional information. A current SAI dated December 23, 2025, as supplemented from time to time, is on file with the SEC and is herein incorporated by reference into this Prospectus. It is legally considered a part of this Prospectus.

Annual/Semi-Annual Reports: Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. In the annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements.

You can request free copies of these documents, request other information or make general inquiries about the Fund by contacting the Fund at the Defiance ETFs, c/o U.S. Bank Global Fund Services, P.O. Box 219252, Kansas City, Missouri 64121-9252 or calling 833-333-9383.

Shareholder reports and other information about the Fund are also available:

●	Free of charge from the SEC’s EDGAR database on the SEC’s website at http://www.sec.gov; or

●	Free of charge from the Fund’s Internet website at www.defianceetfs.com; or

●	For a fee, by e-mail request to publicinfo@sec.gov.

The SAI and other information are also available from a financial intermediary (such as a broker-dealer or bank) through which the Fund’s shares may be purchased or sold.

(SEC Investment Company Act File No. 811-23793)

XMAG	Defiance Large Cap ex-Mag 7 ETF

listed on The Nasdaq Stock Market, LLC

STATEMENT OF ADDITIONAL INFORMATION

December 23, 2025

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the Prospectus for the Defiance Large Cap ex-Mag 7 ETF (the “Fund”), a series of Tidal Trust II (the “Trust”), dated December 23, 2025, as may be supplemented from time to time (the “Prospectus”). Capitalized terms used in this SAI that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge, by calling the Fund at (833) 333-9383, visiting www.defianceetfs.com, or writing to the Defiance Large Cap ex-Mag 7 ETF, c/o U.S. Bank Global Fund Services, P.O. Box 219252, Kansas City, Missouri 64121-9252.

The Fund’s audited financial statements for the most recent fiscal period ended August 31, 2025 is incorporated into this SAI by reference to the Fund’s Annual Certified Shareholder Report on Form N-CSR  (File No. 811-23793). A copy of the Fund’s Annual Certified Shareholder Report may be obtained at no charge by contacting the Fund at the address or phone number noted above.

GENERAL INFORMATION ABOUT THE TRUST

The Trust is an open-end management investment company consisting of multiple series, including the Fund. This SAI relates to the Fund. The Trust was organized as a Delaware statutory trust on January 13, 2022. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (together with the rules and regulations adopted thereunder, as amended, the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Trust is governed by its Board of Trustees (the “Board”). The Fund’s investment objective is to seek to track the performance, before fees and expenses, of the BITA US 500 ex-Magnificent 7 Index (the “Index”). Tidal Investments LLC (the “Adviser”) a Tidal Financial Group company, serves as investment adviser to the Fund.

The Fund offers and issues Shares at their net asset value (“NAV”) only in aggregations of a specified number of Shares (each, a “Creation Unit”). The Fund generally offers and issues Shares in exchange for a basket of securities (“Deposit Securities”) together with the deposit of a specified cash payment (“Cash Component”). The Trust reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security. Shares are listed on The Nasdaq Stock Market, LLC (the “Exchange”). Shares trade on the Exchange at market prices that may differ from the Shares’ NAV. Shares are also redeemable only in Creation Unit aggregations, and generally in exchange for portfolio securities and a specified cash payment, or entirely for cash. As a practical matter, only institutions or large investors, known as “Authorized Participants” or “APs,” purchase or redeem Creation Units. Except when aggregated in Creation Units, Shares are not individually redeemable.

Shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to a specified percentage of the value of the missing Deposit Securities, as set forth in the Participant Agreement (as defined below). The Trust may impose a transaction fee for each creation or redemption. In all cases, such fees will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities. As in the case of other publicly traded securities, brokers’ commissions on transactions in the secondary market will be based on negotiated commission rates at customary levels.

ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES, POLICIES, AND RELATED RISKS

The Fund’s investment objective and principal investment strategies are described in the Prospectus, under “Investment Objective” and “Principal Investment Strategies,” respectively. The following information supplements, and should be read in conjunction with, the Prospectus. For a description of certain permitted investments, see “Description of Permitted Investments” in this SAI.

With respect to the Fund’s investments, unless otherwise noted, if a percentage limitation on investment is adhered to at the time of investment or contract, a subsequent increase or decrease as a result of market movement or redemption will not result in a violation of such investment limitation.

Diversification

The Fund is “diversified” within the meaning of the 1940 Act. Under applicable federal laws, to qualify as a diversified fund, the Fund, with respect to 75% of its total assets, may not invest greater than 5% of its total assets in any one issuer and may not hold greater than 10% of the securities of one issuer, other than investments in cash and cash items (including receivables), U.S. government securities, and securities of other investment companies. The remaining 25% of the Fund’s total assets does not need to be “diversified” and may be invested in securities of a single issuer, subject to other applicable laws. The diversification of the Fund’s holdings is measured at the time the Fund purchases a security. However, if the Fund purchases a security and holds it for a period of time, the security may become a larger percentage of the Fund’s total assets due to movements in the financial markets. If the market affects several securities held by the Fund, the Fund may have a greater percentage of its assets invested in securities of fewer issuers.

In addition, the Fund intends to maintain the required level of diversification and otherwise conduct its operations so as to qualify as a regulated investment company (“RIC”) for purposes of the Internal Revenue Code of 1986, as amended (the “Code”), and to relieve the Fund of any liability for federal income tax to the extent that its earnings are distributed to shareholders. Compliance with the diversification requirements of the Code may limit the investment flexibility of the Fund and may make it less likely that the Fund will meet its investment objectives. See “Federal Income Taxes” in this SAI for further discussion.

General Risks

The value of the Fund’s portfolio securities may fluctuate with changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular security or issuer and changes in general economic or political conditions. An investor in the Fund could lose money over short or long periods of time.

There can be no guarantee that a liquid market for the securities held by the Fund will be maintained. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of Shares will be adversely affected if trading markets for the Fund’s portfolio securities are limited or absent, or if bid/ask spreads are wide.

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Financial markets, both domestic and foreign, have recently experienced an unusually high degree of volatility. Continuing events and possible continuing market turbulence may have an adverse effect on Fund performance.

Cyber Security Risk. Investment companies, such as the Fund, and their service providers may be subject to operational and information security risks resulting from cyber attacks. Cyber attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber security breaches. Cyber attacks affecting the Fund or the Adviser, Custodian (defined below), Transfer Agent (defined below), intermediaries or other third-party service providers may adversely impact the Fund. For instance, cyber attacks may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential company information, impede trading, subject the Fund to regulatory fines or financial losses, and cause reputational damage. The Fund may also incur additional costs for cyber security risk management purposes. Similar types of cyber security risks are also present for issuers of securities in which the Fund invests, which could result in material adverse consequences for such issuers, and may cause the Fund’s investment in such portfolio companies to lose value.

Index Tracking Risks. The Fund’s return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses, including taxes, not applicable to the Index and incurs costs associated with buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index, or (if applicable) raising cash to meet redemptions or deploying cash in connection with inflows into the Fund. Transaction costs, including brokerage costs, may decrease the Fund’s NAV.

Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Index. Unusual market conditions may cause the Index provider to postpone a scheduled rebalance, which could cause the Index to vary from its normal or expected composition. There is no assurance that the Index provider or any agents that may act on its behalf will compile the Index accurately, or that the Index will be determined, composed or calculated accurately. Errors in respect of the quality, accuracy and completeness of the data used to compile the Index may occur from time to time and may not be identified and corrected by the Index provider, particularly where the indices are less commonly used as benchmarks by funds or managers. Therefore, gains, losses or costs associated with errors of the Index provider or its agents will generally be borne by the Fund and its shareholders. For example, during a period where the Index contains incorrect constituents, the Fund would have market exposure to such constituents and would be underexposed to the Index’s other constituents. Such errors may negatively or positively impact the Fund and its shareholders.

When the Index is rebalanced and the Fund in turn rebalances its portfolio to attempt to increase the correlation between the Fund’s portfolio and the Index, any transaction costs and market exposure arising from such portfolio rebalancing will be borne directly by the Fund and its shareholders. The Fund may not be fully invested at times either as a result of cash flows into the Fund or reserves of cash held by the Fund to pay expenses or to meet redemptions. In addition, the Fund may not invest in certain securities and/or other assets included in the Index, or invest in them in the exact proportions in which they are represented in the Index. The Fund’s performance may also deviate from the return of the Index for a variety of reasons, including certain exchange listing standards (where applicable), a lack of liquidity in markets in which such securities trade, potential adverse tax consequences or other regulatory reasons (such as diversification requirements). A lack of liquidity may be due to various events, including market events, economic conditions or investor perceptions. Illiquid securities may be difficult to value and their value may be lower than the market price of comparable liquid securities, which would negatively affect the Fund’s performance. Moreover, the Fund may be delayed in purchasing or selling securities included in the Index. When markets are volatile, the ability to sell securities at fair value prices may be adversely impacted and may result in additional trading costs and/or increase the index tracking risk. The Fund may also need to rely on borrowings to meet redemptions, which may lead to increased expenses. For tax efficiency purposes, the Fund may sell certain securities, and such sale may cause the Fund to realize a loss and deviate from the performance of the Index. The Fund’s performance may also deviate from the performance of the Index due to the impact of withholding taxes, late announcements relating to changes to the Index and high turnover of the Index.

The Fund may fair value certain of its investments. To the extent the Fund calculates its NAV based on fair value prices and its NAV is based on prices that differ from those used in calculating the Index, the Fund’s ability to track the Index may be adversely affected. The need to comply with the tax diversification and other requirements of the Code may also impact the Fund’s ability to track the performance of the Index. Actions taken in response to proposed corporate actions could also result in increased tracking error. In light of the factors discussed above, the Fund’s return may deviate significantly from the return of the Index.

Apart from scheduled rebalances, the Index provider or its agents may carry out additional ad hoc rebalances to the Index in order, for example, to correct an error in the selection of Index constituents. When the Index is rebalanced and the Fund in turn rebalances its portfolio to attempt to increase the correlation between the Fund’s portfolio and the Index, any transaction costs and market exposure arising from such portfolio rebalancing will be borne directly by the Fund and its shareholders. Therefore, errors and additional ad hoc rebalances carried out by the Index provider to the Index may increase the costs to and the tracking error risk of the Fund.

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Index tracking risk may be heightened during times of increased market volatility or other unusual market conditions. Changes to the composition of the Index in connection with a rebalancing or reconstitution of the Index may cause the Fund to experience increased volatility, during which time the Fund’s index tracking risk may be heightened.

DESCRIPTION OF PERMITTED INVESTMENTS

The following are descriptions of the permitted investments and investment practices and associated risk factors. The Fund will invest in any of the following instruments or engage in any of the following investment practices only if such investment or activity is consistent with the Fund’s investment objective and permitted by the Fund’s stated investment policies. In addition, certain of the techniques and investments discussed in this SAI are not principal strategies of the Fund as disclosed in the Prospectus, and while such techniques and investments are permissible for the Fund to utilize, the Fund is not required to utilize such non-principal techniques or investments.

Borrowing

Under the 1940 Act, the Fund may borrow up to one-third (1/3) of its total assets. The Fund will borrow money only for short-term or emergency purposes. Such borrowing is not for investment purposes and will be repaid by the Fund promptly. Borrowing will tend to exaggerate the effect on NAV of any increase or decrease in the market value of the Fund’s portfolio. Money borrowed will be subject to interest costs that may or may not be recovered by earnings on the securities purchased. The Fund also may be required to maintain minimum average balances in connection with a borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

Equity Securities

Equity securities, such as the common stocks of an issuer, are subject to stock market fluctuations and therefore may experience volatile changes in value as market conditions, consumer sentiment, or the financial condition of the issuers change. A decrease in value of the equity securities in the Fund’s portfolio may also cause the value of the Fund’s Shares to decline.

An investment in the Fund should be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of the Fund’s portfolio securities and therefore a decrease in the value of Shares of the Fund). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence and perceptions change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic or banking crises.

Types of Equity Securities:

Common Stocks — Common stocks represent units of ownership in a company. Common stocks usually carry voting rights and earn dividends. Unlike preferred stocks, which are described below, dividends on common stocks are not fixed but are declared at the discretion of the company’s board of directors.

Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, generally have inferior rights to receive payments from the issuer in comparison with the rights of creditors or holders of debt obligations or preferred stocks. Further, unlike debt securities, which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.

Preferred Stocks — Preferred stocks are also units of ownership in a company. Preferred stocks normally have preference over common stock in the payment of dividends and the liquidation of the company. However, in all other respects, preferred stocks are subordinated to the liabilities of the issuer. Unlike common stocks, preferred stocks are generally not entitled to vote on corporate matters. Types of preferred stocks include adjustable-rate preferred stock, fixed dividend preferred stock, perpetual preferred stock, and sinking fund preferred stock.

Generally, the market values of preferred stock with a fixed dividend rate and no conversion element vary inversely with interest rates and perceived credit risk.

Rights and Warrants — A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued. Rights normally have a short life of usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants are freely transferable and are traded on major exchanges. Unlike rights, warrants normally have a life that is measured in years and entitles the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Corporations often issue warrants to make the accompanying debt security more attractive.

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An investment in warrants and rights may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights and warrants increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.

When-Issued Securities — A when-issued security is one whose terms are available and for which a market exists, but which has not been issued. When the Fund engages in when-issued transactions, it relies on the other party to complete the sale. If the other party fails to complete the sale, the Fund may miss the opportunity to obtain the security at a favorable price or yield.

When purchasing a security on a when-issued basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield changes. At the time of settlement, the value of the security may be more or less than the purchase price. The yield available in the market when the delivery takes place also may be higher than those obtained in the transaction itself. Because the Fund does not pay for the security until the delivery date, these risks are in addition to the risks associated with its other investments.

SEC Rule 18f-4 under the 1940 Act (“Rule 18f-4” or the “Derivatives Rule”) permits the Fund to invest in securities on a when-issued or forward-settling basis, or with a non-standard settlement cycle, notwithstanding the limitation on the issuance of senior securities in Section 18 of the 1940 Act, provided that the Fund intends to physically settle the transaction and the transaction will settle within 35 days of its trade date (the “Delayed-Settlement Securities Provision”). A when-issued, forward-settling, or non-standard settlement cycle security that does not satisfy the Delayed-Settlement Securities Provision is treated as a derivatives transaction under Rule 18f-4.

Illiquid Investments and Restricted Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Fund may not acquire any “illiquid investment” if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. An “illiquid investment” is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund has implemented a liquidity risk management program and related procedures to identify illiquid investments pursuant to Rule 22e-4. The 15% limit is observed continuously.

The Fund may purchase certain restricted securities that can be resold to institutional investors and which may be determined not to be illiquid investments pursuant to the Fund’s liquidity risk management program. In many cases, those securities are traded in the institutional market under Rule 144A under the 1933 Act and are called Rule 144A securities.

Investments in illiquid investments involve more risks than investments in similar securities that are readily marketable. Illiquid investments may trade at a discount from comparable, more liquid investments. Investment of the Fund’s assets in illiquid investments may restrict the ability of the Fund to dispose of its investments in a timely fashion and for a fair price as well as its ability to take advantage of market opportunities. The risks associated with illiquidity will be particularly acute where the Fund’s operations require cash, such as when the Fund has net redemptions, and could result in the Fund borrowing to meet short-term cash requirements or incurring losses on the sale of illiquid investments.

Illiquid investments are often restricted securities sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. In many cases, the privately placed securities may not be freely transferable under the laws of the applicable jurisdiction or due to contractual restrictions on resale. To the extent privately placed securities may be resold in privately negotiated transactions, the prices realized from the sales could be less than those originally paid by the Fund or less than the fair value of the securities. In addition, issuers whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded. If any privately placed securities held by the Fund are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expenses of registration. Private placement investments may involve investments in smaller, less seasoned issuers, which may involve greater risks than investments in more established companies. These issuers may have limited product lines, markets or financial resources, or they may be dependent on a limited management group. In making investments in private placement securities, the Fund may obtain access to material non-public information, which may restrict the Fund’s ability to conduct transactions in those securities.

Investment Company Securities

The Fund may invest in the securities of other investment companies, including money market funds and ETFs, subject to applicable limitations under Section 12(d)(1) of the 1940 Act. Investing in another pooled vehicle exposes the Fund to all the risks of that pooled vehicle. The Fund generally may purchase or redeem, without limitation, shares of any affiliated or unaffiliated money market mutual funds, including unregistered money market funds, so long as the Fund does not pay a sales load or service fee in connection with the purchase, sale, or redemption or if such fees are paid, the Adviser waives its management fee in an amount necessary to offset the amounts paid.

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If a Fund invests in and, thus, is a shareholder of, another investment company, such Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Adviser and the other expenses that the Fund bears directly in connection with its own operations.

Pursuant to Section 12(d)(1), the Fund may invest in the securities of another investment company (the “acquired company”) provided that the Fund, immediately after such purchase or acquisition, does not own in the aggregate: (1) more than 3% of the total outstanding voting stock of the acquired company; (2) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (3) securities issued by the acquired company and all other investment companies (other than treasury stock of the Fund) having an aggregate value in excess of 10% of the value of the total assets of the Fund. To the extent allowed by law or regulation, the Fund may invest its assets in securities of investment companies that are money market funds in excess of the limits discussed above.

The Fund may rely on Section 12(d)(1)(F) and Rule 12d1-3 of the 1940 Act, which provide an exemption from Section 12(d)(1) that allows the Fund to invest all of its assets in other registered funds, including ETFs, if, among other conditions: (1) the Fund, together with its affiliates, acquires no more than three percent of the outstanding voting stock of any acquired fund; and (2) the sales load charged on Shares is no greater than the limits set forth in Rule 2830 of the Conduct Rules of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The Fund may also rely on Rule 12d1-4 under the 1940 Act, which provides an exemption from Section 12(d)(1) that allows the Fund to invest all of its assets in other registered funds, including ETFs, if the Fund satisfies certain conditions specified in the Rule, including, among other conditions, that the Fund and its advisory group will not control (individually or in the aggregate) an acquired fund (e.g., hold more than 25% of the outstanding voting securities of an acquired fund that is a registered open-end management investment company).

Money Market Funds

The Fund may invest in underlying money market funds that either seek to maintain a stable $1 NAV (“stable NAV money market funds”) or that have a share price that fluctuates (“variable NAV market funds”). Although an underlying stable NAV money market fund seeks to maintain a stable $1 NAV, it is possible for the Fund to lose money by investing in such a money market fund. Because the share price of an underlying variable NAV market fund will fluctuate, when the Fund sells the shares it owns they may be worth more or less than what the Fund originally paid for them. In addition, neither type of money market fund is designed to offer capital appreciation. Certain underlying money market funds may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if such fund’s liquidity falls below required minimums.

Other Short-Term Instruments

The Fund may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity or for other reasons. Money market instruments are generally short-term investments that may include but are not limited to: (1) shares of money market funds; (2) obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities (including government-sponsored enterprises); (3) negotiable certificates of deposit (“CDs”), bankers’ acceptances, fixed time deposits, and other obligations of U.S. and foreign banks (including foreign branches) and similar institutions; (4) commercial paper rated at the date of purchase “Prime-1” by Moody’s Investors Service or “A-1” by S&P Global Ratings or, if unrated, of comparable quality as determined by the Adviser; (5) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that satisfy the rating requirements set forth in Rule 2a-7 under the 1940 Act; and (6) short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, in the opinion of the Adviser, are of comparable quality to obligations of U.S. banks which may be purchased by the Fund. Any of these instruments may be purchased on a current or a forward-settled basis. Money market instruments also include shares of money market funds. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Securities Lending

The Fund may lend portfolio securities to certain creditworthy borrowers. The borrowers provide collateral that is maintained in an amount at least equal to the current value of the securities loaned. The Fund may terminate a loan at any time and obtain the return of the securities loaned. The lending Fund receives the value of any interest or cash or non-cash distributions paid on the loaned securities. Distributions received on loaned securities in lieu of dividend payments (i.e., substitute payments) would not be considered qualified dividend income.

With respect to loans that are collateralized by cash, the borrower will be entitled to receive a fee based on the amount of cash collateral. The Fund is compensated by the difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, the Fund is compensated by a fee paid by the borrower equal to a percentage of the value of the loaned securities. Any cash collateral may be reinvested in certain short-term instruments either directly on behalf of the lending Fund or through one or more joint accounts or money market funds, which may include those managed by the Adviser.

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The Fund may pay a portion of the interest or fees earned from securities lending to a borrower as described above, and to one or more securities lending agents approved by the Board who administer the lending program for the Fund in accordance with guidelines approved by the Board. In such capacity, the lending agent causes the delivery of loaned securities from the Fund to borrowers, arranges for the return of loaned securities to the Fund at the termination of a loan, requests deposit of collateral, monitors the daily value of the loaned securities and collateral, requests that borrowers add to the collateral when required by the loan agreements, and provides recordkeeping and accounting services necessary for the operation of the program.

Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process), “gap” risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees the Fund has agreed to pay a borrower), and credit, legal, counterparty and market risk. In the event a borrower does not return the Fund’s securities as agreed, the Fund may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated plus the transaction costs incurred in purchasing replacement securities.

Tax Risks

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in the Prospectus and this SAI is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-deferred retirement account or other tax-advantaged arrangement, such as an individual retirement account, you need to be aware of the possible tax consequences when the Fund makes distributions or you sell Shares.

Temporary Defensive Strategies

Under normal market conditions, the Fund will stay fully invested according to its principal investment strategies. For temporary defensive purposes during adverse market, economic, political, or other conditions, the Fund may invest up to 100% of its assets in cash or cash equivalents, such as U.S. Government obligations, investment grade debt securities and other money market instruments. Taking a temporary defensive position may result in the Fund not achieving its investment objective.

INVESTMENT RESTRICTIONS

The Trust has adopted the following investment restrictions as fundamental policies with respect to the Fund. These restrictions cannot be changed with respect to the Fund without the approval of the holders of a majority of the Fund’s outstanding voting securities. For the purposes of the 1940 Act, a “majority of outstanding shares” means the vote of the lesser of: (1) 67% or more of the voting securities of the Fund present at the meeting if the holders of more than 50% of the Fund’s outstanding voting securities are present or represented by proxy; or (2) more than 50% of the outstanding voting securities of the Fund.

Except with the approval of a majority of the outstanding voting securities, the Fund may not:

1.	Borrow money or issue senior securities (as defined under the 1940 Act), except to the extent permitted under the 1940 Act.

2.	Make loans, except to the extent permitted under the 1940 Act.

3.	Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments, except to the extent permitted under the 1940 Act. This shall not prevent the Fund from investing in securities or other instruments backed by real estate, real estate investment trusts (“REITs”) or securities of companies engaged in the real estate business.

4.	Purchase or sell commodities unless acquired as a result of ownership of securities or other instruments, except to the extent permitted under the 1940 Act. This shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.

5.	Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act.

6.	Concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries, except that the Fund will concentrate to approximately the same extent that the Index concentrates in the securities of such particular industry or group of related industries. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, investment companies, and tax-exempt securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

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7.	With respect to 75% of its total assets, purchase the securities of any one issuer if, immediately after and as a result of such purchase, (a) the value of the Fund’s holdings in the securities of such issuer exceeds 5% of the value of the Fund’s total assets, or (b) the Fund owns more than 10% of the outstanding voting securities of the issuer (with the exception that this restriction does not apply to the Fund’s investments in the securities of the U.S. government, or its agencies or instrumentalities, or other investment companies).

In determining its compliance with the fundamental investment restriction on concentration, the Fund will look through to the underlying holdings of any investment company that publicly publishes its underlying holdings on a daily basis. In addition, if an underlying investment company does not publish its holdings daily but has a policy to concentrate or has otherwise disclosed that it is concentrated in a particular industry or group of related industries, the Fund will consider such investment company as being invested in such industry or group of related industries. Additionally, in determining its compliance with the fundamental investment restriction on concentration, the Fund will look through to the user or use of private activity municipal bonds to determine their industry.

For purposes of applying the limitation set forth in the concentration policy set forth above, a Fund may use the Standard Industrial Classification (SIC) Codes, North American Industry Classification System (NAICS) Codes, MSCI Global Industry Classification System, FTSE/Dow Jones Industry Classification Benchmark (ICB) system, or any other reasonable industry classification system (including systems developed by the Adviser) to identify each industry. A Fund’s method applying the limitations in the above concentration policy, including the classification levels used, may differ from those of the Trust’s other series.

If a percentage limitation is adhered to at the time of investment or contract, a later increase or decrease in percentage resulting from any change in value or total or net assets will not result in a violation of such restriction, except that the percentage limitations with respect to the borrowing of money and illiquid investments will be observed continuously.

EXCHANGE LISTING AND TRADING

Shares are listed for trading and trade throughout the day on the Exchange.

There can be no assurance that the Fund will continue to meet the requirements of the Exchange necessary to maintain the listing of Shares. The Exchange may, but is not required to, remove Shares of the Fund from the listing under any of the following circumstances: (1) the Exchange becomes aware that the Fund is no longer eligible to operate in reliance on Rule 6c-11 of the Investment Company Act of 1940; (2) the Fund no longer complies with the Exchange’s requirements for Shares; or (3) such other event shall occur or condition shall exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will remove Shares of the Fund from listing and trading upon termination of the Fund.

The Trust reserves the right to adjust the price levels of Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.

MANAGEMENT OF THE TRUST

Board Responsibilities. The Board oversees the management and operations of the Trust. Like all mutual funds, the day-to-day management and operation of the Trust is the responsibility of the various service providers to the Trust, such as the Adviser, the Distributor, the Administrator, the Sub-Administrator, the Custodian, and the Transfer Agent, each of whom is discussed in greater detail in this Statement of Additional Information. The Board has appointed various senior employees of the Administrator as officers of the Trust, with responsibility to monitor and report to the Board on the Trust’s operations. In conducting this oversight, the Board receives regular reports from these officers and the service providers. For example, the Treasurer reports as to financial reporting matters and the President reports as to matters relating to the Trust’s operations. In addition, the Adviser provides regular reports on the investment strategy and performance of the Fund. The Board has appointed a Chief Compliance Officer who administers the Trust’s compliance program and regularly reports to the Board as to compliance matters. These reports are provided as part of formal “Board Meetings” which are typically held quarterly, in person, and involve the Board’s review of recent operations. In addition, various members of the Board also meet with management in less formal settings, between formal “Board Meetings,” to discuss various topics. In all cases, however, the role of the Board and of any individual Trustee is one of oversight and not of management of the day-to-day affairs of the Trust and its oversight role does not make the Board a guarantor of the Trust’s investments, operations or activities.

As part of its oversight function, the Board receives and reviews various risk management reports and discusses these matters with appropriate management and other personnel. Because risk management is a broad concept comprised of many elements (e.g., investment risk, issuer and counterparty risk, compliance risk, operational risks, business continuity risks, etc.), the oversight of different types of risks is handled in different ways. For example, the Board meets regularly with the CCO to discuss compliance and operational risks and the Audit Committee meets with the Trust’s independent public accounting firm to discuss, among other things, the internal control structure of the Trust’s financial reporting function.

The full Board also receives reports from the Adviser as to investment risks of the Fund. In addition to these reports, from time to time the full Board receives reports from the Administrator and the Adviser as to enterprise risk management.

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The Board recognizes that not all risks that may affect the Fund can be identified and/or quantified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the Fund’s goals, and that the processes, procedures, and controls employed to address certain risks may be limited in their effectiveness. Moreover, reports received by the Board as to risk management matters are typically summaries of the relevant information. Most of the Fund’s investment management and business affairs are carried out by or through the Adviser and other service providers, each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from the Fund’s and each other’s in the setting of priorities, the resources available, or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board’s ability to monitor and manage risk, as a practical matter, is subject to limitations.

Members of the Board. There are four members of the Board, three of whom are not interested persons of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”). Mr. Eric W. Falkeis serves as Chairman of the Board and is an interested person of the Trust.

The Board is composed of a majority (75 percent) of Independent Trustees. The Board has determined its leadership structure is appropriate given the specific characteristics and circumstances of the Trust. The Board has a Lead Independent Trustee, who acts as the primary liaison between the Independent Trustees and management. Ms. Michelle McDonough currently serves as the Lead Independent Trustee of the Board. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the Independent Trustees from Fund management.

Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o Tidal Trust II, 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204.

Name and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(2) Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees(3)
Javier Marquina Born: 1973	Trustee	Indefinite term; since 2022	Founder and Chief Executive Officer of ARQ Consultants Inc. (since 2019) a firm specializing in cross border real estate investments; Interim CEO for the Americas of Acciona Inmobiliaria (2020 to 2021); Head of Investment Team for Latin America for GLL Real Estate Partners (2016 to 2020).	315

Board Vice-Chairman of Inmobiliaria Spectrum (Guatemala and UK); Independent Board Member of LATAM Logistics Properties S.A. (Columbia, Peru and Costa Rica); Independent Board Member of Logistic Properties of the Americas.

Michelle McDonough Born: 1980	Trustee	Indefinite term; since 2022	Chief Operating Officer, Trillium Asset Management LLC (2010 to 2024)	315	Trillium Asset Management, LLC (2020 to 2024)
Dave Norris Born: 1976	Trustee	Indefinite term; since 2022	Consulting work with Rubin Brown CPA services (since December 2024); Consulting work with RedRidge Diligence Services (2023 to 2024); Chief Operating Officer, RedRidge Diligence Services (2011 to 2023).	315	None
Interested Trustee
Eric W. Falkeis(4) Born: 1973	Principal Executive Officer, Trustee, and Chairman	Principal Executive Officer since 2022, Indefinite term; Trustee, and Chairman, since 2022, Indefinite term	Chief Operating Officer, Tidal Investments LLC (since 2023); Chief Executive Officer, Tidal ETF Services LLC (since 2018).	444	Independent Director, Muzinich Direct Lending Income Fund, Inc. (since 2023); Independent Director, Muzinich BDC, Inc. (since 2019); Trustee, Professionally Managed Portfolios (27 series) (since 2011); Trustee, President and Chairman of Tidal Trust I (since 2018); Trustee and Chairman of Tidal Trust III (since 2025); Trustee and Chairman of Tidal Trust IV (since 2025); Trustee and Chairman of Tidal Trust V (since 2025).

(1)	The Trustees have designated a mandatory retirement age of 78, such that each Trustee, serving as such on the date he or she reaches the age of 78, shall submit his or her resignation not later than the last day of the calendar year in which his or her 78th birthday occurs.
(2)	The group of Funds sponsored by Tidal and managed by the Adviser or its affiliates, including Tidal Trust I, Tidal Trust II, Tidal Trust III, Tidal Trust IV and Tidal Trust V.
(3)	All Independent Trustees of the Trust are not “interested persons” of the Trust as defined under the 1940 Act (the “Independent Trustees”).
(4)	Mr. Falkeis is considered an “interested person” of the Trust due to his positions as Principal Executive Officer and Chairman of the Trust, and Chief Executive Officer of Tidal ETF Services LLC, a Tidal Financial Group company and an affiliate of the Adviser.

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Individual Trustee Qualifications.

The Board believes that each of the Trustees has the qualifications, experience, attributes and skills (“Trustee Attributes”) appropriate to their service as Trustees of the Trust in light of the Trust’s business and structure. Each of the Trustees has substantial business and professional backgrounds that indicate they have the ability to critically review, evaluate and access information provided to them. Certain of these business and professional experiences are set forth in detail in the table above. The Board annually conducts a ‘self-assessment’ wherein the effectiveness of the Board and individual Trustees is reviewed.

In addition to the information provided in the table above, below is certain additional information concerning each particular Trustee and certain of their Trustee Attributes. The information provided below, and in the table above, is not all-inclusive. Many Trustee Attributes involve intangible elements, such as intelligence, integrity, work ethic, the ability to work together, the ability to communicate effectively, the ability to exercise judgment, the ability to ask incisive questions, and commitment to shareholder interests. In conducting its annual self-assessment, the Board has determined that the Trustees have the appropriate attributes and experience to serve effectively as Trustees of the Trust.

The Board has concluded that Mr. Marquina should serve as a Trustee because of his substantial business experience related to commercial real estate investment and business development through his current position as CEO and Founder at ARQ Consultants Inc., as well as through former positions. The Board believes Mr. Marquina’s experience, qualifications, attributes, or skills, on an individual basis and in combination with those of the other Trustees, led to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

The Board has concluded that Ms. McDonough should serve as a Trustee because of her substantial financial services experience, including experience with operations, compliance, IT, service provider oversight and management. For over a decade, Ms. McDonough has served as COO of Trillium Asset Management and in that capacity oversees all non-investment functions for the firm. The Board believes Ms. McDonough’s experience, qualifications, attributes, or skills, on an individual basis and in combination with those of the other Trustees, led to the conclusion that she possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

The Board has concluded that Mr. Norris should serve as a Trustee because of his substantial experience across multitude of industries and operated businesses. Mr. Norris’ business operation experience consists of capital raising, business development, investor relations, strategic planning, treasury management, deal execution, restructuring oversight of back-office functions. Mr. Norris serves as the Trust’s Audit Committee Financial Expert. The Board believes Mr. Norris’ experience, qualifications, attributes, or skills, on an individual basis and in combination with those of the other Trustees, led to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

The Board has concluded that Mr. Falkeis should serve as a Trustee because of his substantial investment company experience and his experience with financial, accounting, investment, and regulatory matters through his former position as Senior Vice President and Chief Financial Officer (and other positions) of U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Global Fund Services” or the “Transfer Agent”), a full service provider to ETFs, mutual funds, and alternative investment products, from 1997 to 2013, as well as a Trustee and Chairman of the Tidal Trust I, from 2018 to present, Trustee and Chairman of Tidal Trust III, from 2025 to present, Trustee and Chairman of Tidal Trust IV from 2025 to present and Trustee and Chairman of Tidal Trust V from 2025 to present. In addition, he has experience consulting with investment advisors regarding the legal structure of mutual funds, distribution channel analysis, and actual distribution of those funds. Mr. Falkeis also has substantial managerial, operational, technological, and risk oversight related experience through his former position as Chief Operating Officer of the advisers to the Direxion mutual fund and ETF complex. The Board believes Mr. Falkeis’ experience, qualifications, attributes, or skills on an individual basis and in combination with those of the other Trustees led to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

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Board Committees. The Board has established the following standing committees of the Board:

Audit Committee. The Board has a standing Audit Committee that is composed of each of the Independent Trustees of the Trust and is chaired by an Independent Trustee. Mr. Norris is chair of the Audit Committee and he presides at the Audit Committee meetings, participates in formulating agendas for Audit Committee meetings, and coordinates with management to serve as a liaison between the Independent Trustees and management on matters within the scope of responsibilities of the Audit Committee as set forth in its Board-approved written charter. The chair of the Audit Committee may delegate certain tasks to a vice chair. Ms. McDonough currently serves as vice chair of the Audit Committee. The principal responsibilities of the Audit Committee include overseeing the Trust’s accounting and financial reporting policies and practices and its internal controls; overseeing the quality, objectivity and integrity of the Trust’s financial statements and the independent audits thereof; monitoring the independent auditor’s qualifications, independence, and performance; acting as a liaison between the Trust’s independent auditors and the full Board; pre-approving all auditing services to be performed for the Trust; reviewing the compensation and overseeing the work of the independent auditor (including resolution of disagreements between management and the independent auditor regarding financial reporting) for the purpose of preparing or issuing an audit report or related work; pre-approving all permitted non-audit services (including the fees and terms thereof) to be performed for the Trust; pre-approving all permitted non-audit services to be performed for any investment adviser or sub-adviser to the Trust by any of the Trust’s independent auditors if the engagement relates directly to the operations and financial reporting of the Trust; meeting with the Trust’s independent auditors as necessary to (1) review the arrangement for and scope of the annual audits and any special audits, (2) discuss any matters of concern relating to the Fund’s financial statements, (3) consider the independent auditors’ comments with respect to the Trust’s financial policies, procedures and internal accounting controls and Trust management’s responses thereto, and (4) review the form of opinion the independent auditors propose to render to the Board and the Fund’s shareholders; discussing with management and the independent auditor significant financial reporting issues and judgments made in connection with the preparation of the Fund’s financial statements; and reviewing and discussing reports from the independent auditors on (1) all critical accounting policies and practices to be used, (2) all alternative treatments within generally accepted accounting principles for policies and practices related to material items that have been discussed with management, (3) other material written communications between the independent auditor and management, including any management letter, schedule of unadjusted differences, or management representation letter, and (4) all non-audit services provided to any entity in the Trust that were not pre-approved by the Committee; and reviewing disclosures made to the Committee by the Trust’s principal executive officer and principal accounting officer during their certification process for the Fund’s Form N-CSR. For the fiscal period ending August 31, 2025, the Audit Committee met once with respect to the Fund.

The Audit Committee also serves as the Qualified Legal Compliance Committee (“QLCC”) for the Trust for the purpose of compliance with Rules 205.2(k) and 205.3(c) of the Code of Federal Regulations, regarding alternative reporting procedures for attorneys retained or employed by an issuer who appear and practice before the SEC on behalf of the issuer (the “issuer attorneys”). An issuer attorney who becomes aware of evidence of a material violation by the Trust, or by any officer, director, employee, or agent of the Trust, may report evidence of such material violation to the QLCC as an alternative to the reporting requirements of Rule 205.3(b) (which requires reporting to the chief legal officer and potentially escalating further to other entities). For the fiscal period ending August 31, 2025, the QLCC did not meet with respect to the Trust.

Nominating and Governance Committee. The Board has a standing Nominating and Governance Committee that is composed of each of the Independent Trustees of the Trust. The Nominating and Governance Committee operates under a written charter approved by the Board. The Nominating and Governance Committee is responsible for seeking and reviewing candidates for consideration as nominees for Trustees as is considered necessary from time to time and meets only as necessary. The Nominating and Governance Committee generally will not consider nominees recommended by shareholders. The Nominating and Governance Committee is also responsible for, among other things, reviewing and making recommendations regarding Independent Trustee compensation and the Trustees’ annual “self-assessment.” Ms. McDonough is the chair of the Nominating and Governance Committee. The Nominating and Governance Committee meets periodically, as necessary, but at least annually.

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Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o Tidal Trust II, 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204, unless otherwise indicated. Additional information about the Trust’s officers is as follows:

Name and Year of Birth	Position(s Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Eric W. Falkeis(1) Born: 1973	Principal Executive Officer, Interested Trustee, Chairman	Principal Executive Officer since 2022, Indefinite term; Interested Trustee, Chairman, since 2022, Indefinite term	Chief Operating Officer, Tidal Investments LLC (since 2023); Chief Executive Officer, Tidal ETF Services LLC (since 2018).
William H. Woolverton, Esq. Born: 1951	Chief Compliance Officer and AML Compliance Officer	AML Compliance Officer since 2023, Indefinite term; Chief Compliance Officer, Indefinite term; since 2022	Chief Compliance Officer (since 2023), Tidal Investments LLC; Chief Compliance Officer, Tidal ETF Services LLC (since 2022); Operating Partner, Altamont Capital Partners (private equity firm) (since 2021); Director, Hadron Specialty Insurance Company (since 2023); Compliance Advisor (2022 to 2023), Tidal Investments LLC; Senior Compliance Advisor, ACA Global (2020 to 2022).
Ally L. Mueller Born: 1979	President	Indefinite term; since 2025	SVP of Launches & Client Success Management (since 2025), VP of Launches & Client Success Management (2024 to 2025), Head of ETF Launches and Client Success (2023 to 2024), Head of ETF Launches and Finance Director (2019 to 2023), Tidal ETF Services LLC.
Aaron J. Perkovich Born: 1973	Treasurer, Principal Financial Officer, and Principal Accounting Officer	Indefinite term; since 2023	SVP of Fund Administration (since 2024), Head of Fund Administration (2023 to 2024), Fund Administration Manager (2022 to 2023), Tidal ETF Services LLC; Assistant Director Investments, Mason Street Advisors, LLC (2021 to 2022); Vice President, U.S. Bancorp Fund Services, LLC (2006 to 2021).
Lissa M. Richter Born: 1979	Vice President	Indefinite term; since 2025	VP of Fund Governance and Compliance (since 2024), ETF Regulatory Manager, Tidal ETF Services LLC (2021 to 2024); Senior Paralegal, Rafferty Asset Management, LLC (2013 to 2020); Senior Paralegal, Officer, U.S Bancorp Fund Services LLC, (2005 to 2013).
Kelly J. Lavari Born: 1967	Secretary	Indefinite term; since 2025	VP of Fund Governance and Compliance (since 2024), Fund Governance Specialist (2023 to 2024), Compliance Manager – Global Credit Finance, State Street Bank & Trust (2016 to 2023).
Peter Chappy Born: 1975	Assistant Treasurer	Indefinite term; since 2023	AVP of Fund Administration (since 2024), Fund Administration Manager, Tidal ETF Services LLC (2023 to 2024); Product Owner, Allvue Systems (2022 to 2023); Senior Business Consultant, Refinitiv (2015 to 2022); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2008 to 2015).
Melissa Breitzman Born: 1983	Assistant Treasurer	Indefinite term; since 2023	VP of Database Management (since 2024), Fund Administration Manager, Tidal ETF Services LLC (2023 to 2024); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2005 to 2023).

(1)	Mr. Falkeis is considered an “interested person” of the Trust due to his positions as Principal Executive Officer and Chairman of the Trust, and Chief Executive Officer of Tidal ETF Services LLC, a Tidal Financial Group company and an affiliate of the Adviser.

Trustee Ownership of Shares. The Fund is required to show the dollar amount ranges of each Trustee’s “beneficial ownership” of Shares and each other series of the Trust as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended (the “1934 Act”).

As of December 31, 2024, Mr. Marquina beneficially owned shares of certain series of the Trust as follows, and no other Trustee owned shares of any series of the Trust:

	Dollar Range of Shares Owned in the Fund	Aggregate Dollar Range of Shares of Series of the Trust
Javier Marquina	None	Over $100,000

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As of December 31, 2024, neither the Independent Trustees nor members of their immediate family, owned securities beneficially or of record in the Adviser, the Distributor (as defined below), or an affiliate of the Adviser or Distributor. Accordingly, neither the Independent Trustees nor members of their immediate family, have direct or indirect interest, the value of which exceeds $120,000, in the Adviser, the Distributor or any of their affiliates. In addition, during the two most recently completed calendar years, neither the Independent Trustees nor members of their immediate families have conducted any transactions (or series of transactions) in which the amount involved exceeds $120,000 and to which the Adviser, the Distributor or any affiliate thereof was a party.

Board Compensation. Effective July 1, 2025, the Independent Trustees each receive a quarterly retainer of $25,000 plus $8,000 for each regular meeting attended and $3,000 for each special meeting attended. The Independent Trustees also receive reimbursement for travel and other out-of-pocket expenses incurred in connection with serving as a Trustee. In addition, the Lead Independent Trustee receives an annual retainer of $60,000, the Audit Committee Chair receives an annual retainer of $60,000 and the Audit Committee Vice-Chair receives an annual retainer of $20,000. The Trust has no pension or retirement plan.

From January 1, 2025 through June 30, 2025, the Independent Trustees each received a quarterly retainer of $25,000 plus $5,000 for each meeting attended. The Independent Trustees also received reimbursement for travel and other out-of-pocket expenses incurred in connection with serving as a Trustee. In addition, the Lead Independent Trustee received an annual retainer of $35,000 and the Audit Committee Chair received an annual retainer of $30,000.

Prior to January 1, 2025, the Independent Trustees each received $25,000 for each regular quarterly meeting attended and $2,500 for each special meeting attended, as well as reimbursement for travel and other out-of-pocket expenses incurred in connection with serving as a Trustee. In addition, the Lead Independent Trustee received an annual retainer of $25,000 and the Audit Committee Chair received an annual retainer of $20,000.

The following table shows the compensation earned by each Trustee for the Fund’s current fiscal year ending August 31, 2025. Independent Trustee fees are an obligation of the Trust and are paid by the Adviser, as are other Trust expenses. The Trust pays the Adviser a unitary fee which the Adviser uses to pay Trust expenses. Trustee compensation shown below does not include reimbursed out-of-pocket expenses in connection with attendance at meetings.

Name	Aggregate Compensation From Fund	Total Compensation From Fund Complex Paid to Trustees
Interested Trustees
Eric W. Falkeis	$0	$0
Independent Trustees
Javier Marquina	$0	$146,500
Michelle McDonough	$0	$198,250
David Norris	$0	$181,500

PRINCIPAL SHAREHOLDERS , CONTROL PERSONS AND MANAGEMENT OWNERSHIP

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding Shares. A control person is a shareholder that owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. Shareholders owning voting securities in excess of 25% may determine the outcome of any matter affecting and voted on by shareholders of the Fund.

As of November 26, 2025, 2025, to the best of the Trust’s knowledge, the following shareholders owned 5% or greater of the outstanding Shares of the below listed Funds:

Defiance Large Cap ex-Mag 7 ETF

Name and Address	% of Ownership	Type of Ownership
National Financial Services LLC 245 Summer Street Boston, MA 02210	30.43%	Record
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105-1905	24.03%	Record
Merrill Lynch, Pierce, Fenner & Smith Inc. One Bryant Park New York, NY 10036	9.94%	Record
Morgan Stanley Smith Barney LLC For the Exclusive Benefit of Customers 1 New York Plz, Fl 12 New York, NY 10004-1932	8.12%	Record
Vanguard Marketing Corporation 100 Vanguard Boulevard Malvern, PA 19355	7.15%	Record

As of November 26, 2025, to the best of the Trust’s knowledge, no person was a control person of a Fund and the Trustees and officers of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of the Fund.

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CODES OF ETHICS

The Trust and the Adviser have each adopted codes of ethics pursuant to Rule 17j-1 of the 1940 Act. These codes of ethics are designed to prevent affiliated persons of the Trust and the Adviser from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Fund (which may also be held by persons subject to the codes of ethics). Each code of ethics permits personnel subject to that code of ethics to invest in securities for their personal investment accounts, subject to certain limitations, including limitations related to securities that may be purchased or held by the Fund. The Distributor (as defined below) relies on the principal underwriters exception under Rule 17j-1(c)(3), specifically where the Distributor is not affiliated with the Trust or the Adviser, and no officer, director, or general partner of the Distributor serves as an officer, director, or general partner of the Trust or the Adviser.

There can be no assurance that the codes of ethics will be effective in preventing such activities. Each code of ethics may be found at the SEC’s website at https://www.sec.gov.

PROXY VOTING POLICIES

The Fund has delegated proxy voting responsibilities to the Adviser, subject to the Board’s oversight. In delegating proxy responsibilities, the Board has directed that proxies be voted consistent with the Fund’s and its shareholders’ best interests and in compliance with all applicable proxy voting rules and regulations. The Adviser has adopted proxy voting policies and guidelines for this purpose (“Proxy Voting Policies”), which have been adopted by the Trust as the policies and procedures that will be used when voting proxies on behalf of the Fund.

In the absence of a conflict of interest, the Adviser will generally vote “for” routine proposals, such as the election of directors, approval of auditors, and amendments or revisions to corporate documents to eliminate outdated or unnecessary provisions. Unusual or disputed proposals will be reviewed and voted on a case-by-case basis. The Proxy Voting Policies address, among other things, material conflicts of interest that may arise between the interests of the Fund and the interests of the Adviser. The Proxy Voting Policies will ensure that all issues brought to shareholders are analyzed in light of the Adviser’s fiduciary responsibilities.

The Trust’s Chief Compliance Officer is responsible for monitoring the effectiveness of the Proxy Voting Policies.

Information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling (833) 333-9383, (2) on the Fund’s website at www.defianceetfs.com or (3) on the SEC’s website at www.sec.gov.

INVESTMENT ADVISER

Tidal Investments LLC (“Tidal” or the “Adviser”), a Tidal Financial Group company, located at 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204, serves as investment adviser to the Fund and has overall responsibility for the general management and administration of the Fund.

Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund subject to the direction and oversight of the Board. The Adviser is responsible for the day-to-day management of the Fund’s portfolio, including determining the securities purchased and sold by the Fund and trading portfolio securities on behalf of the Fund. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping, and administrative services. Under the Advisory Agreement, in exchange for a single unitary management fee from the Fund, the Adviser has agreed to pay all expenses incurred by the Fund except for the Excluded Expenses, as defined in the Prospectus. For services provided to the Fund, the Fund pays the Adviser a unitary management fee at an annual rate of 0.35%, which is calculated daily and paid monthly, based on the Fund’s average daily net assets.

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The Advisory Agreement with respect to the Fund will continue in force for an initial period of two years. Thereafter, the Advisory Agreement will be renewable from year to year with respect to the Fund, so long as its continuance is approved at least annually (1) by the vote, cast in person (or in another manner permitted by the 1940 Act or pursuant to exemptive relief therefrom) at a meeting called for that purpose, of a majority of those Trustees who are not “interested persons” of the Adviser or the Trust; and (2) by the majority vote of either the full Board or the vote of a majority of the outstanding Shares. The Advisory Agreement automatically terminates on assignment and is terminable on a 60-day written notice either by the Trust or the Adviser.

The Adviser shall not be liable to the Trust or any shareholder for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties imposed upon it by its agreement with the Trust or for any losses that may be sustained in the purchase, holding, or sale of any security.

The table below shows management fees paid by the Fund to the Adviser for the fiscal period indicated below.

Defiance Large Cap ex-Mag 7 ETF

Management Fee
October 21, 2024 (commencement of operations) to August 31, 2025	$74,397

PORTFOLIO MANAGERS

The Fund is managed by Andy Hicks and Kimberly Chan, each a Portfolio Manager for the Adviser.

Other Accounts. In addition to the Fund, the portfolio managers managed the following other accounts as of August 31, 2025.

Andy Hicks, Portfolio Manager for the Adviser

Type of Accounts	Total Number of Accounts	Total Assets of Accounts (in millions)	Total Number of Accounts Subject to a Performance- Based Fee	Total Assets of Accounts Subject to a Performance- Based Fee (in millions)
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Kimberly Chan, Portfolio Manager for the Adviser

Type of Accounts	Total Number of Accounts	Total Assets of Accounts (in millions)	Total Number of Accounts Subject to a Performance- Based Fee	Total Assets of Accounts Subject to a Performance- Based Fee (in millions)
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Portfolio Manager Fund Ownership. The Fund is required to show the dollar range of each portfolio manager’s “beneficial ownership” of Shares as of the end of the most recently completed fiscal year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. As of August 31, 2025, no Shares were owned by the portfolio managers.

Portfolio Manager Compensation.

Each portfolio manager is compensated by the Adviser with a base salary and discretionary bonus based on the financial performance and profitability of the Adviser and not based on the performance of the Fund. To the extent a portfolio manager is an equity owner of the Adviser, such portfolio manager may benefit indirectly from the revenue generated by the Fund’s Advisory Agreement with the Adviser.

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Description of Material Conflicts of Interest. The portfolio managers’ management of “other accounts” may give rise to potential conflicts of interest in connection with their management of the Fund’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have similar investment objectives or strategies as the Fund. A potential conflict of interest may arise as a result, whereby a portfolio manager could favor one account over another. Another potential conflict could include a portfolio manager’s knowledge about the size, timing, and possible market impact of Fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Fund. For instance, the portfolio managers may receive fees from certain accounts that are higher than the fees received from the Fund, or receive a performance-based fee on certain accounts. In those instances, a portfolio manager has an incentive to favor the higher and/or performance-based fee accounts over the Fund. To mitigate these conflicts, the Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts the firm manages are fairly and equitably allocated.

THE DISTRIBUTOR

The Trust and Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group (dba ACA Group) (the “Distributor”) are parties to a distribution agreement (“Distribution Agreement”), whereby the Distributor acts as principal underwriter for the Fund and distributes Shares on a best efforts basis. Shares are continuously offered for sale by the Distributor only in Creation Units. The Distributor will not distribute Shares in amounts less than a Creation Unit and does not maintain a secondary market in Shares. The principal business address of the Distributor is190 Middle Street, Suite 301, Portland, ME 04101.

Under the Distribution Agreement, the Distributor, as agent for the Trust, will review orders for the purchase and redemption of Creation Units, provided that any subscriptions and orders will not be binding on the Trust until accepted by the Trust. The Distributor is a broker-dealer registered under the 1934 Act and a member of FINRA.

The Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Units of Shares. Such Soliciting Dealers may also be Authorized Participants (as discussed in “Procedures for Purchase of Creation Units” below) or DTC participants (as defined below).

The Distribution Agreement will continue for two years from its effective date and is renewable annually thereafter. The continuance of the Distribution Agreement must be specifically approved at least annually (1) by the vote of the Trustees or by a vote of the shareholders of the Fund and (2) by the vote of a majority of the Independent Trustees who have no direct or indirect financial interest in the operations of the Distribution Agreement or any related agreement, cast in person (or in another manner permitted by the 1940 Act or pursuant to exemptive relief therefrom) at a meeting called for the purpose of voting on such approval. The Distribution Agreement is terminable without penalty by the Trust on 60 days’ written notice when authorized either by majority vote of its outstanding voting Shares or by a vote of a majority of its Board (including a majority of the Independent Trustees), or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its assignment. The Distribution Agreement provides that, in the absence of willful misfeasance, bad faith, or gross negligence on the part of the Distributor, or reckless disregard by it of its obligations thereunder, the Distributor shall not be liable for any action or failure to act in accordance with its duties thereunder.

For the fiscal period ended August 31, 2025, the Fund did not incur underwriting commissions and the Distributor did not retain any amounts.

Intermediary Compensation. The Adviser or its affiliates, out of its own resources and not out of Fund assets (i.e., without additional cost to the Fund or its shareholders), may pay certain broker dealers, banks, and other financial intermediaries (“Intermediaries”) for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing and educational training or support. These arrangements are not financed by the Fund and, thus, do not result in increased Fund expenses. They are not reflected in the fees and expenses listed in the fees and expenses sections of the Fund’s Prospectus and they do not change the price paid by investors for the purchase of Shares or the amount received by a shareholder as proceeds from the redemption of Shares.

Such compensation may be paid to Intermediaries that provide services to the Fund, including marketing and education support (such as through conferences, webinars, and printed communications). The Adviser will periodically assess the advisability of continuing to make these payments. Payments to an Intermediary may be significant to the Intermediary, and amounts that Intermediaries pay to your adviser, broker, or other investment professional, if any, may also be significant to such adviser, broker, or investment professional. Because an Intermediary may make decisions about what investment options it will make available or recommend, and what services to provide in connection with various products, based on payments it receives or is eligible to receive, such payments create conflicts of interest between the Intermediary and its clients. For example, these financial incentives may cause the Intermediary to recommend the Fund over other investments. The same conflict of interest exists with respect to your financial adviser, broker, or investment professional if they receive similar payments from their Intermediary firm.

Intermediary information is current only as of the date of this SAI. Please contact your adviser, broker, or other investment professional for more information regarding any payments their Intermediary firm may receive. Any payments made by the Adviser or its affiliates to an Intermediary may create the incentive for an Intermediary to encourage customers to buy Shares.

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If you have any additional questions, please call (833) 333-9383.

Distribution (Rule 12b-1) Plan. The Trust has adopted a Distribution (Rule 12b-1) Plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. No payments pursuant to the Plan are expected to be made during the twelve (12) month period from the date of this SAI. Rule 12b-1 fees to be paid by the Fund under the Plan may only be imposed after approval by the Board.

Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and have no direct or indirect financial interest in the Plan or in any agreements related to the Plan (“Disinterested Trustees”). None of the Disinterested Trustees have a direct or indirect financial interest in the Plan or in any agreements related to the Plan. The Plan may be continued from year-to-year only if the Board, including a majority of the Disinterested Trustees, concludes at least annually that continuation of the Plan is likely to benefit shareholders. The Board has determined that the Plan is likely to benefit the Fund by providing an incentive for brokers, dealers, and other financial intermediaries to engage in sales and marketing efforts on behalf of the Fund and to provide enhanced services to shareholders. The Board also determined that the Plan may enhance the Fund’s ability to sell shares and access important distribution channels.

The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding Shares. All material amendments of the Plan will require approval by a majority of the Trustees of the Trust and of the Disinterested Trustees.

The Plan provides that the Fund pays the Distributor an annual fee of up to a maximum of 0.25% of the average daily net assets of the Shares. Under the Plan, the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations, and insurance companies including, without limit, investment counselors, broker-dealers, and the Distributor’s affiliates and subsidiaries (collectively, “Agents”) as compensation for services and reimbursement of expenses incurred in connection with distribution assistance. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution expenses incurred by the Distributor or the amount of payments made to other financial institutions and intermediaries. The Trust intends to operate the Plan in accordance with its terms and with FINRA rules concerning sales charges.

Under the Plan, subject to the limitations of applicable law and regulations, the Fund is authorized to compensate the Distributor up to the maximum amount to finance any activity primarily intended to result in the sale of Creation Units of the Fund or for providing, or arranging for others to provide, shareholder services and for the maintenance of shareholder accounts. Such activities may include, but are not limited to: (1) delivering copies of the Fund’s then current reports, prospectuses, notices, and similar materials, to prospective purchasers of Creation Units; (2) marketing and promotional services, including advertising; (3) paying the costs of and compensating others, including Authorized Participants with whom the Distributor has entered into written Authorized Participant Agreements, for performing shareholder servicing on behalf of the Fund; (4) compensating certain Authorized Participants for providing assistance in distributing the Creation Units of the Fund, including the travel and communication expenses and salaries and/or commissions of sales personnel in connection with the distribution of the Creation Units of the Fund; (5) payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies, and investment counselors, broker-dealers, mutual fund supermarkets, and the affiliates and subsidiaries of the Trust’s service providers as compensation for services or reimbursement of expenses incurred in connection with distribution assistance; (6) facilitating communications with beneficial owners of Shares, including the cost of providing, or paying others to provide, services to beneficial owners of Shares, including, but not limited to, assistance in answering inquiries related to Shareholder accounts; and (7) such other services and obligations as are set forth in the Distribution Agreement.

ADMINISTRATOR

Tidal ETF Services LLC (the “Administrator”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Fund’s administrator. The Administrator is located at 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204. Pursuant to a Fund Administration Servicing Agreement between the Trust and the Administrator, the Administrator provides the Trust with, or arranges for, administrative, compliance, and management services (other than investment advisory services) to be provided to the Trust and the Board. Pursuant to the Fund Administration Servicing Agreement, officers or employees of the Administrator serve as the Trust’s principal executive officer, principal financial officer, and chief compliance officer, the Administrator coordinates the payment of Fund-related expenses, and the Administrator manages the Trust’s relationships with its various service providers. As compensation for the services it provides, the Administrator receives a fee based on the Fund’s average daily net assets, subject to a minimum annual fee. The Administrator also is entitled to certain out-of-pocket expenses for the services mentioned above.

The table below shows the fees paid to the Administrator for the fiscal periods indicated below:

Defiance Large Cap ex-Mag 7 ETF	Fees Paid to the Administrator
October 21, 2024 (commencement of operations) to August 31, 2025	$34,301

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SUB-ADMINISTRATOR AND TRANSFER AGENT

Global Fund Services, located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as the Fund’s sub-administrator and transfer agent.

Pursuant to a Fund Sub-Administration Servicing Agreement and a Fund Accounting Servicing Agreement between the Trust and Global Fund Services, Global Fund Services provides the Trust with administrative and management services (other than investment advisory services) and accounting services, including portfolio accounting services, tax accounting services and furnishing financial reports. In this capacity, Global Fund Services does not have any responsibility or authority for the management of the Fund, the determination of investment policy, or for any matter pertaining to the distribution of Shares. As compensation for the administration, accounting and management services, the Adviser pays Global Fund Services a fee based on the Fund’s average daily net assets, subject to a minimum annual fee. Global Fund Services also is entitled to certain out-of-pocket expenses for the services mentioned above, including pricing expenses.

The table below shows the fees paid for sub-administrative services by the Adviser to Global Fund Services for the fiscal period indicated below:

Defiance Large Cap ex-Mag 7 ETF	Fees Paid to the Sub-Administrator
October 21, 2024 (commencement of operations) to August 31, 2025	$25,726

CUSTODIAN

Pursuant to a Custody Agreement, U.S. Bank National Association (“U.S. Bank”), 1555 North Rivercenter Drive, Milwaukee, Wisconsin 53212, serves as the custodian (the “Custodian”) of the Fund’s assets. U.S. Bank is the parent company of Global Fund Services. The Custodian holds and administers the assets in the Fund’s portfolio. Pursuant to the Custody Agreement, the Custodian receives an annual fee from the Adviser based on the Trust’s total average daily net assets, subject to a minimum annual fee, and certain settlement charges. The Custodian also is entitled to certain out-of-pocket expenses.

LEGAL COUNSEL

Sullivan & Worcester LLP, 1251 Avenue of the Americas 19th Floor, New York, NY 10020, serves as legal counsel for the Trust and the Independent Trustees.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd., 1835 Market Street, Suite 310, Philadelphia, Pennsylvania 19103, serves as the independent registered public accounting firm for the Fund. Its services include auditing the Fund’s financial statements. Cohen & Co Advisory, LLC, an affiliate of Cohen & Company, Ltd., provides tax services as requested.

PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES

The Board has adopted a policy regarding the disclosure of information about the Fund’s security holdings. The Fund’s entire portfolio holdings are publicly disseminated each day the Fund is open for business and through financial reporting and news services including publicly available internet web sites. In addition, the composition of the Deposit Securities is publicly disseminated daily prior to the opening of the Exchange via the National Securities Clearing Corporation (“NSCC”).

DESCRIPTION OF SHARES

The Third Amended and Restated Declaration of Trust (“Declaration of Trust”) authorizes the issuance of an unlimited number of funds and shares. Each share represents an equal proportionate interest in the Fund with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the Fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees may create additional series or classes of shares. All consideration received by the Trust for shares of any additional funds and all assets in which such consideration is invested would belong to that fund and would be subject to the liabilities related thereto. Share certificates representing Shares will not be issued. Shares, when issued, are fully paid and non-assessable.

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Each Share has one vote with respect to matters upon which a shareholder vote is required, consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all funds in the Trust vote together as a single class, except that if the matter being voted on affects only a particular fund it will be voted on only by that fund and if a matter affects a particular fund differently from other funds, that fund will vote separately on such matter. As a Delaware statutory trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Approval of shareholders will be sought, however, for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. The Trust will call for a meeting of shareholders to consider the removal of one or more Trustees and other certain matters upon the written request of shareholders holding at least a majority of the outstanding shares of the Trust entitled to vote at such meeting. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

Under the Declaration of Trust, the Trustees have the power to liquidate the Fund without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so if the Fund fails to reach a viable size within a reasonable amount of time or for such other reasons as may be determined by the Board.

LIMITATION OF TRUSTEES’ LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee, and shall not be liable for errors of judgment or mistakes of fact or law. The Declaration of Trust also provides that the Trust shall indemnify each person who is, or has been, a Trustee or officer of the Trust, and upon the due approval of the Trustees, each person who is, or has been an employee or agent of the Trust, and, upon due approval of the Trustees, any person who is serving or has served at the Trust’s request as a director, officer, partner, trustee, employee, agent, or fiduciary of another organization with respect to any alleged acts or omissions while acting within the scope of a Trustee’s service in such a position. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for a Trustee’s willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee. Nothing contained in this section attempts to disclaim a Trustee’s individual liability in any manner inconsistent with the federal securities laws.

BROKERAGE TRANSACTIONS

The policy of the Trust regarding purchases and sales of securities for the Fund is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust’s policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Trust believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Fund and the Adviser from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Adviser will rely upon their experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases, an exact dollar value for those services is not ascertainable. The Trust has adopted policies and procedures that prohibit the consideration of sales of Shares as a factor in the selection of a broker or dealer to execute its portfolio transactions.

The Adviser owes a fiduciary duty to its clients to seek to provide best execution on trades effected. In selecting a broker/dealer for each specific transaction, the Adviser chooses the broker/dealer deemed most capable of providing the services necessary to obtain the most favorable execution. “Best execution” is generally understood to mean the most favorable cost or net proceeds reasonably obtainable under the circumstances. The full range of brokerage services applicable to a particular transaction may be considered when making this judgment, which may include, but is not limited to liquidity, price, commission, timing, aggregated trades, capable floor brokers or traders, competent block trading coverage, ability to position, capital strength and stability, reliable and accurate communications and settlement processing, use of automation, knowledge of other buyers or sellers, arbitrage skills, administrative ability, underwriting, and provision of information on a particular security or market in which the transaction is to occur. The specific criteria will vary depending upon the nature of the transaction, the market in which it is executed, and the extent to which it is possible to select from among multiple broker/ dealers. The Adviser will also use electronic crossing networks (“ECNs”) when appropriate.

Subject to the foregoing policies, brokers or dealers selected to execute the Fund’s portfolio transactions may include the Fund’s Authorized Participants (as discussed in “Purchase and Redemption of Shares in Creation Units — Procedures for Purchase of Creation Units” below) or their affiliates. An Authorized Participant or its affiliates may be selected to execute the Fund’s portfolio transactions in conjunction with an all-cash Creation Unit order or an order including “cash-in-lieu” (as described below under “Purchase and Redemption of Shares in Creation Units”), so long as such selection is in keeping with the foregoing policies. As described below under “Purchase and Redemption of Shares in Creation Units — Creation Transaction Fee” and “ — Redemption Transaction Fee”, the Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of the Fund’s shareholders, even if the decision to not charge a variable fee could be viewed as benefiting the Authorized Participant or its affiliate selected to execute the Fund’s portfolio transactions in connection with such orders.

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The Adviser may use the Fund’s assets for, or participate in, third-party soft dollar arrangements, in addition to receiving proprietary research from various full-service brokers, the cost of which is bundled with the cost of the broker’s execution services. The Adviser does not “pay up” for the value of any such proprietary research. Section 28(e) of the 1934 Act permits the Adviser, under certain circumstances, to cause the Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. The Adviser may receive a variety of research services and information on many topics, which it can use in connection with its management responsibilities with respect to the various accounts over which it exercises investment discretion or otherwise provides investment advice. The research services may include qualifying order management systems, portfolio attribution and monitoring services, and computer software and access charges which are directly related to investment research.

Accordingly, the Fund may pay a broker commission higher than the lowest available in recognition of the broker’s provision of such services to the Adviser, but only if the Adviser determines the total commission (including the soft dollar benefit) is comparable to the best commission rate that could be expected to be received from other brokers. The amount of soft dollar benefits received depends on the amount of brokerage transactions effected with the brokers. A conflict of interest exists because there is an incentive to (1) cause clients to pay a higher commission than the firm might otherwise be able to negotiate, (2) cause clients to engage in more securities transactions than would otherwise be optimal, and (3) only recommend brokers that provide soft dollar benefits.

The Adviser faces a potential conflict of interest when it uses client trades to obtain brokerage or research services. This conflict exists because the Adviser can use the brokerage or research services to manage client accounts without paying cash for such services, which reduces the Adviser’s expenses to the extent that the Adviser would have purchased such products had they not been provided by brokers. Section 28(e) permits the Adviser to use brokerage or research services for the benefit of any account it manages. Certain accounts managed by the Adviser may generate soft dollars used to purchase brokerage or research services that ultimately benefit other accounts managed by the Adviser effectively cross subsidizing the other accounts managed by the Adviser that benefit directly from the product. The Adviser may not necessarily use all of the brokerage or research services in connection with managing the Fund whose trades generated the soft dollars used to purchase such products.

The Adviser is responsible, subject to oversight by the Board, for placing orders on behalf of the Fund for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities of the Fund and one or more other investment companies or clients supervised by the Adviser are considered at or about the same time, transactions in such securities are allocated among the several investment companies and clients in a manner deemed equitable and consistent with its fiduciary obligations to all by the Adviser. In some cases, this procedure could have a detrimental effect on the price or volume of the security so far as the Fund is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Fund. The primary consideration is prompt execution of orders at the most favorable net price.

The Fund may deal with affiliates in principal transactions to the extent permitted by exemptive order or applicable rule or regulation.

The table below shows the brokerage commissions paid by the Fund for the fiscal period indicated below:

Defiance Large Cap ex-Mag 7 ETF	Brokerage Commission Paid
October 21, 2024 (commencement of operations) to August 31, 2025	$522

Brokerage with Fund Affiliates. The Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of the Fund or the Adviser for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. These rules require that commissions paid to the affiliate by the Fund for exchange transactions not exceed “usual and customary” brokerage commissions. The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” The Trustees, including those who are not “interested persons” of the Fund, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

The Fund is required to identify the securities of their “regular brokers or dealers” that the Fund has acquired during its most recent fiscal year. For the fiscal period ended August 31, 2025, the Fund did not pay brokerage commissions to any registered broker-dealer affiliates of the Fund or the Adviser.

Directed Brokerage

For the fiscal period ended August 31, 2025, the Fund did not pay any commissions on brokerage transactions directed to brokers pursuant to an agreement or understanding whereby the broker provided research or other brokerage services to the Adviser.

Securities of “Regular Broker-Dealers.” The Fund is required to identify any securities of its “regular brokers and dealers” (as such term is defined in the 1940 Act) that it may hold at the close of its most recent fiscal year. “Regular brokers or dealers” of the Fund are the ten brokers or dealers that, during the most recent fiscal year: (1) received the greatest dollar amounts of brokerage commissions from the Fund’s portfolio transactions; (2) engaged as principal in the largest dollar amounts of portfolio transactions of the Fund; or (3) sold the largest dollar amounts of Shares.

As of August 31, 2025, the Fund had not acquired any securities of its “regular brokers or dealers” or its parent companies.

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PORTFOLIO TURNOVER RATE

A portfolio turnover rate is, in summary, the percentage computed by dividing the lesser of the Fund’s purchases or sales of securities (excluding short-term securities and securities transferred in-kind) by the average market value of the Fund. A rate of 100% indicates that the equivalent of all of the Fund’s assets have been sold and reinvested in a year. High portfolio turnover may affect the amount, timing and character of distributions, and, as a result, may increase the amount of taxes payable by shareholders. Higher portfolio turnover also results in higher transaction costs. To the extent that net short-term capital gains are realized by the Fund, any distributions resulting from such gains are considered ordinary income for federal income tax purposes.

The table below shows the Fund’s portfolio turnover rate for the fiscal period indicated:

Defiance Large Cap ex-Mag 7 ETF	Portfolio Turnover
October 21, 2024 (commencement of operations) to August 31, 2025	7%

BOOK ENTRY ONLY SYSTEM

The Depository Trust Company (“DTC”) acts as securities depositary for Shares. Shares are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC. Except in limited circumstances set forth below, certificates will not be issued for Shares.

DTC is a limited-purpose trust company that was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange (“NYSE”) and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers, and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants, and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to in this SAI as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares. The Trust recognizes DTC or its nominee as the record owner of all Shares for all purposes. Beneficial Owners of Shares are not entitled to have Shares registered in their names, and will not receive or be entitled to physical delivery of Share certificates. Each Beneficial Owner must rely on the procedures of DTC and any DTC Participant and/or Indirect Participant through which such Beneficial Owner holds its interests, to exercise any rights of a holder of Shares.

Conveyance of all notices, statements, and other communications to Beneficial Owners is effected as follows. DTC will make available to the Trust upon request and for a fee a listing of Shares held by each DTC Participant. The Trust shall obtain from each such DTC Participant the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement, or other communication, in such form, number, and at such place as such DTC Participant may reasonably request, in order that such notice, statement, or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in the Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interest in Shares, or for maintaining, supervising, or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may determine to discontinue providing its service with respect to the Fund at any time by giving reasonable notice to the Fund and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Fund shall act either to find a replacement for DTC to perform its functions at a comparable cost or, if such replacement is unavailable, to issue and deliver printed certificates representing ownership of Shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchange.

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PURCHASE AND REDEMPTION OF SHARES IN CREATION UNITS

The Trust issues and redeems Shares only in Creation Units on a continuous basis through the Transfer Agent, without a sales load (but subject to transaction fees, if applicable), at their NAV per share next determined after receipt of an order, on any Business Day, in proper form pursuant to the terms of the Authorized Participant Agreement (“Participant Agreement”). The NAV of Shares is calculated each Business Day as of the scheduled close of regular trading on the NYSE, generally 4:00 p.m., Eastern Time. The Fund will not issue fractional Creation Units. A “Business Day” is any day on which the NYSE is open for regular trading.

Fund Deposit. The consideration for purchase of a Creation Unit of the Fund generally consists of the in-kind deposit of a designated portfolio of securities (the “Deposit Securities”) per each Creation Unit and the Cash Component (defined below), computed as described below. Notwithstanding the foregoing, the Trust reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security. When accepting purchases of Creation Units for all or a portion of Deposit Cash, the Fund may incur additional costs associated with the acquisition of Deposit Securities that would otherwise be provided by an in-kind purchaser.

Together, the Deposit Securities or Deposit Cash, as applicable, and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of the Fund. The “Cash Component” is an amount equal to the difference between the NAV of Shares (per Creation Unit) and the value of the Deposit Securities or Deposit Cash, as applicable. If the Cash Component is a positive number (i.e., the NAV per Creation Unit exceeds the value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such positive amount. If the Cash Component is a negative number (i.e., the NAV per Creation Unit is less than the value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such negative amount and the creator will be entitled to receive cash in an amount equal to the Cash Component. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit and the value of the Deposit Securities or Deposit Cash, as applicable. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, if applicable, which shall be the sole responsibility of the Authorized Participant (as defined below).

The Fund, through NSCC, makes available on each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time), the list of the names and the required number of Shares of each Deposit Security or the required amount of Deposit Cash, as applicable, to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for the Fund. Such Fund Deposit is subject to any applicable adjustments as described below, to effect purchases of Creation Units of the Fund until such time as the next-announced composition of the Deposit Securities or the required amount of Deposit Cash, as applicable, is made available.

The identity and number of Shares of the Deposit Securities or the amount of Deposit Cash, as applicable, required for the Fund Deposit for the Fund may change from time to time.

Procedures for Purchase of Creation Units. To be eligible to place orders with the Transfer Agent to purchase a Creation Unit of the Fund, an entity must be (i) a “Participating Party” (i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”)), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see “Book Entry Only System”). In addition, each Participating Party or DTC Participant (each, an “Authorized Participant”) must execute a Participant Agreement with respect to purchases and redemptions of Creation Units. Each Authorized Participant will agree, pursuant to the terms of a Participant Agreement, on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that it will pay to the Trust, an amount of cash sufficient to pay the Cash Component together with the creation transaction fee (described below), if applicable, and any other applicable fees and taxes.

All orders to purchase Shares directly from the Fund must be placed for one or more Creation Units and in the manner and by the time set forth in the Participant Agreement and/or applicable order form. The order cut-off time for orders to purchase Creation Units is expected to be 4:00 p.m. Eastern time, which time may be modified by the Fund from time-to-time by amendment to the Participant Agreement and/or applicable order form. The date on which an order to purchase Creation Units (or an order to redeem Creation Units, as set forth below) is received and accepted is referred to as the “Order Placement Date.”

An Authorized Participant may require an investor to make certain representations or enter into agreements with respect to the order (e.g., to provide for payments of cash, when required). Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to purchase Shares directly from the Fund in Creation Units must be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.

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On days when the Exchange closes earlier than normal, the Fund may require orders to create Creation Units to be placed earlier in the day. In addition, if a market or markets on which the Fund’s investments are primarily traded is closed, the Fund will also generally not accept orders on such day(s). Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Transfer Agent pursuant to procedures set forth in the Participant Agreement and in accordance with the applicable order form. On behalf of the Fund, the Transfer Agent will notify the Custodian of such order. The Custodian will then provide such information to the appropriate local sub-custodian(s). Those placing orders through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Transfer Agent by the cut-off time on such Business Day. Economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Transfer Agent or an Authorized Participant.

Fund Deposits must be delivered by an Authorized Participant through the Federal Reserve System (for cash) or through DTC (for corporate securities), through a subcustody agent (for foreign securities) and/or through such other arrangements allowed by the Trust or its agents. With respect to foreign Deposit Securities, the Custodian shall cause the subcustodian of the Fund to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, such Deposit Securities (or Deposit Cash for all or a part of such securities, as permitted or required), with any appropriate adjustments as advised by the Trust. Foreign Deposit Securities must be delivered to an account maintained at the applicable local subcustodian. A Fund Deposit transfer must be ordered by the Authorized Participant in a timely fashion to ensure the delivery of the requisite number of Deposit Securities or Deposit Cash, as applicable, to the account of the Fund or its agents by no later than 4:00 p.m. Eastern Time for the Fund (or such other time as specified by the Trust) on the contractual settlement date. If the Fund or its agents do not receive all of the Deposit Securities, or the required Deposit Cash in lieu thereof, by such time, then the order may be deemed rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. All questions as to the number of Deposit Securities or Deposit Cash to be delivered, as applicable, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities or cash, as applicable, will be determined by the Trust, whose determination shall be final and binding. The amount of cash represented by the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner to be received by the Custodian no later than the contractual settlement date. If the Cash Component and the Deposit Securities or Deposit Cash, as applicable, are not received by the Custodian in a timely manner by the contractual settlement date, the creation order may be cancelled. Upon written notice to the Transfer Agent, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current NAV of the Fund.

The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to the applicable cut-off time and the federal funds in the appropriate amount are deposited by 4:00 p.m. Eastern Time for the Fund, with the Custodian on the contractual settlement date. If the order is not placed in proper form as required, or federal funds in the appropriate amount are not received by 4:00 p.m. Eastern Time for the Fund on the contractual settlement date, then the order may be deemed to be rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. A creation request is in “proper form” if all procedures set forth in the Participant Agreement, order form and this SAI are properly followed.

Issuance of a Creation Unit. Except as provided in this SAI, Creation Units will not be issued until the transfer of good title to the Trust of the Deposit Securities or payment of Deposit Cash, as applicable, and the payment of the Cash Component have been completed. When the required Deposit Securities (or the cash value thereof) have been delivered to the account of the Custodian (or sub-custodian, as applicable), the Transfer Agent and the Adviser shall be notified of such delivery, and the Trust will issue and cause the delivery of the Creation Units. The typical settlement date for each transaction will be within one day of the transaction (commonly referred to as “T+1”), unless the Fund and Authorized Participant agree to a different timeline for settlement or the transaction is exempt from the requirements of Rule 15c6-1 under the 1934 Act. Due to the schedule of holidays in certain countries, however, the delivery of Shares may take longer than one Business Day following the day on which the purchase order is received. In such cases, the local market settlement procedures will not commence until the end of local holiday periods. The Authorized Participant shall be liable to the Fund for losses, if any, resulting from unsettled orders.

Creation Units may be purchased in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the Shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) an additional amount of cash equal to a percentage of the value as set forth in the Participant Agreement, of the undelivered Deposit Securities (the “Additional Cash Deposit”), which shall be maintained in a separate non-interest bearing collateral account. The Authorized Participant must deposit with the Custodian the Additional Cash Deposit, as applicable, by 4:00 p.m. Eastern Time for the Fund (or such other time as specified by the Trust) on the contractual settlement date. If the Fund or its agents do not receive the Additional Cash Deposit in the appropriate amount, by such time, then the order may be deemed rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to the applicable percentage, as set forth in the Participant Agreement, of the daily market value of the missing Deposit Securities. The Participant Agreement will permit the Trust to buy the missing Deposit Securities at any time. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the value of such Deposit Securities on the day the purchase order was deemed received by the Transfer Agent plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as described below under “Creation Transaction Fee,” may be charged. The delivery of Creation Units so created generally will occur no later than the contractual settlement date.

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Acceptance of Orders of Creation Units. The Trust reserves the right to reject an order for Creation Units transmitted to it by the Transfer Agent with respect to the Fund including if (1) the order is not in proper form; (2) the Deposit Securities or Deposit Cash, as applicable, delivered by the Authorized Participant are not as disseminated through the facilities of the NSCC for that date by the Custodian; (3) the investor(s), upon obtaining Shares ordered, would own 80% or more of the currently outstanding Shares; (4) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (5) the acceptance or receipt of the order for a Creation Unit would, in the opinion of counsel to the Trust, be unlawful; or (6) in the event that circumstances outside the control of the Trust, the Custodian, the Transfer Agent and/or the Adviser make it for all practical purposes not feasible to process orders for Creation Units.

Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions, and power outages resulting in telephone, telecopy, and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Distributor, the Custodian, a sub-custodian, the Transfer Agent, DTC, NSCC, Federal Reserve System, or any other participant in the creation process; and other extraordinary events. The Transfer Agent shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person. The Trust, the Transfer Agent, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall either of them incur any liability for the failure to give any such notification. The Trust, the Transfer Agent, the Custodian and the Distributor shall not be liable for the rejection of any purchase order for Creation Units.

All questions as to the number of Shares of each security in the Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Notwithstanding the Trust’s ability to reject an order for creation units, the Trust will do so only in a manner consistent with any current or future SEC rulemaking or guidance relating thereto; provided that, no such suspension of the issuance of creation units will be done in a manner that impairs the arbitrage mechanism for investors.

Creation Transaction Fee. A fixed purchase (i.e., creation) transaction fee, payable to the Custodian, may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units (“Creation Order Costs”). The standard fixed creation transaction fee for the Fund, regardless of the number of Creation Units created in the transaction, can be found in the table below. The Fund may adjust the standard fixed creation transaction fee from time to time. The fixed creation fee may be waived on certain orders if the Custodian has determined to waive some or all of the Creation Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.

In addition, a variable fee, payable to the Fund, of up to the maximum percentage listed in the table below of the value of the Creation Units subject to the transaction may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with buying the securities with cash. The Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders.

Name of Fund	Fixed Creation Transaction Fee	Maximum Variable Transaction Fee
Defiance Large Cap ex-Mag 7 ETF	$500	2%

Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring the Fund Securities (defined below) from the Trust to their account or on their order.

Risks of Purchasing Creation Units. There are certain legal risks unique to investors purchasing Creation Units directly from the Fund. Because Shares may be issued on an ongoing basis, a “distribution” of Shares could be occurring at any time. Certain activities that a shareholder performs as a dealer could, depending on the circumstances, result in the shareholder being deemed a participant in the distribution in a manner that could render the shareholder a statutory underwriter and subject to the prospectus delivery and liability provisions of the Securities Act. For example, a shareholder could be deemed a statutory underwriter if it purchases Creation Units from the Fund, breaks them down into the constituent Shares, and sells those Shares directly to customers, or if a shareholder chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary-market demand for Shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter.

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Dealers who are not “underwriters” but are participating in a distribution (as opposed to engaging in ordinary secondary-market transactions), and thus dealing with Shares as part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act.

Redemption. Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Fund through the Transfer Agent and only on a Business Day. EXCEPT UPON LIQUIDATION OF THE FUND, THE TRUST WILL NOT REDEEM SHARES IN AMOUNTS LESS THAN CREATION UNITS. Investors must accumulate enough Shares in the secondary market to constitute a Creation Unit to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit.

With respect to the Fund, the Custodian, through the NSCC, makes available prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time) on each Business Day, the list of the names and Share quantities of the Fund’s portfolio securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (“Fund Securities”). Fund Securities received on redemption may not be identical to Deposit Securities.

Redemption proceeds for a Creation Unit are paid either in-kind or in cash, or combination thereof, as determined by the Trust. With respect to in-kind redemptions of the Fund, redemption proceeds for a Creation Unit will consist of Fund Securities—as announced by the Custodian on the Business Day of the request for redemption received in proper form plus cash in an amount equal to the difference between the NAV of Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less a fixed redemption transaction fee, as applicable, as set forth below. If the Fund Securities have a value greater than the NAV of Shares, a compensating cash payment equal to the differential is required to be made by or through an Authorized Participant by the redeeming shareholder. Notwithstanding the foregoing, at the Trust’s discretion, an Authorized Participant may receive the corresponding cash value of the securities in lieu of the in-kind securities value representing one or more Fund Securities.

The typical settlement date for each redemption transaction will be within one day of the transaction (or T+1), unless the Fund and Authorized Participant agree to a different timeline for settlement or the transaction is exempt from the requirements of Rule 15c6-1 under the 1934 Act. Due to the schedule of holidays in certain countries, however, the receipt of redemption proceeds may take longer than one Business Day following the day on which the purchase order is received. In such cases, the local market settlement procedures will not commence until the end of local holiday periods.

Redemption Transaction Fee. A fixed redemption transaction fee, payable to the Custodian, may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units (“Redemption Order Costs”). The standard fixed redemption transaction fee for the Fund, regardless of the number of Creation Units redeemed in the transaction, can be found in the table below. The Fund may adjust the redemption transaction fee from time to time. The fixed redemption fee may be waived on certain orders if the Custodian has determined to waive some or all of the Redemption Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.

In addition, a variable fee, payable to the Fund, of up to the maximum percentage listed in the table below of the value of the Creation Units subject to the transaction may be imposed for cash redemptions, non-standard orders, or partial cash redemptions (when cash redemptions are available) of Creation Units. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with selling portfolio securities to satisfy a cash redemption. The Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders.

Name of Fund	Fixed Redemption Transaction Fee	Maximum Variable Transaction Fee
Defiance Large Cap ex-Mag 7 ETF	$500	2%

Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring the Fund Securities from the Trust to their account or on their order.

Procedures for Redemption of Creation Units. Orders to redeem Creation Units must be submitted in proper form to the Transfer Agent prior to 4:00 p.m. Eastern time. A redemption request is considered to be in “proper form” if (i) an Authorized Participant has transferred or caused to be transferred to the Trust’s Transfer Agent the Creation Unit(s) being redeemed through the book-entry system of DTC so as to be effective by the time as set forth in the Participant Agreement and (ii) a request in form satisfactory to the Trust is received by the Transfer Agent from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified in the Participant Agreement. If the Transfer Agent does not receive the investor’s Shares through DTC’s facilities by the times and pursuant to the other terms and conditions set forth in the Participant Agreement, the redemption request shall be rejected.

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The Authorized Participant must transmit the request for redemption, in the form required by the Trust, to the Transfer Agent in accordance with procedures set forth in the Authorized Participant Agreement. Investors should be aware that their particular broker may not have executed an Authorized Participant Agreement, and that, therefore, requests to redeem Creation Units may have to be placed by the investor’s broker through an Authorized Participant who has executed an Authorized Participant Agreement. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the Shares to the Trust’s Transfer Agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.

Additional Redemption Procedures. In connection with taking delivery of Shares of Fund Securities upon redemption of Creation Units, a redeeming shareholder or Authorized Participant acting on behalf of such Shareholder must maintain appropriate custody arrangements with a qualified broker-dealer, bank, or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered. Deliveries of redemption proceeds will generally be made within by the next Business Day of the trade date, as discussed above.

The Trust may in its discretion exercise its option to cause the Fund to redeem such Shares in cash, and the redeeming investor will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Shares of such Fund based on the NAV of Shares next determined after the redemption request is received in proper form (minus a redemption transaction fee, if applicable, and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities). The Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in NAV.

Redemptions of Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of Creation Units may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming investor of the Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment. Further, an Authorized Participant that is not a “qualified institutional buyer,” (“QIB”) as such term is defined under Rule 144A of the Securities Act, will not be able to receive Fund Securities that are restricted securities eligible for resale under Rule 144A. An Authorized Participant may be required by the Trust to provide a written confirmation with respect to QIB status to receive Fund Securities.

The right of redemption may be suspended or the date of payment postponed with respect to the Fund (1) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the Shares or determination of the NAV of the Shares is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

DETERMINATION OF NET ASSET VALUE

NAV per Share for the Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding, rounded to the nearest cent. Expenses and fees, including the management fees, are accrued daily and taken into account for purposes of determining NAV. The NAV of the Fund is calculated by Global Fund Services and determined at the scheduled close of the regular trading session on the NYSE (ordinarily 4:00 p.m., Eastern Time) on each day that the NYSE is open, provided that fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Securities Industry and Financial Markets Association (“SIFMA”) announces an early closing time.

In calculating the Fund’s NAV per Share, the Fund’s investments are generally valued using market valuations. The Fund may also use various pricing services, or discontinue the use of any pricing service, as approved by the Adviser from time to time. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources. For assets traded on an exchange, the Fund may value investments using market valuations. A market valuation generally means a valuation (1) obtained from an exchange, a pricing service, or a major market maker (or dealer), (2) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer) or (3) based on amortized cost. In the case of shares of other funds that are not traded on an exchange, a market valuation means such fund’s published NAV per share.

When market prices are not “readily available” or are deemed to be unreliable, consistent with Rule 2a-5 under the 1940 Act, the Trust and the Adviser have adopted procedures and methodologies wherein the Adviser, serving as the Fund’s Valuation Designee (as defined in Rule 2a-5), determines the fair value of Fund investments.

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DIVIDENDS AND DISTRIBUTIONS

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Distributions, and Taxes.”

General Policies. The Fund intends to pay out dividends and interest income, if any, annually and distribute any net realized capital gains to its shareholders at least annually. Distributions of net realized capital gains, if any, generally are declared and paid once a year, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Code, in all events in a manner consistent with the provisions of the 1940 Act.

The Fund will declare and pay income and capital gain distributions, if any, in cash. Dividends and other distributions on Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Trust.

The Fund makes additional distributions to the extent necessary (1) to distribute the entire annual taxable income of the Fund, plus any net capital gains and (2) to avoid imposition of the excise tax imposed by Section 4982 of the Code. Management of the Trust reserves the right to declare special dividends if, in its reasonable discretion, such action is necessary or advisable to preserve the Fund’s eligibility for treatment as a RIC or to avoid imposition of income or excise taxes on undistributed income at the Fund level.

Dividend Reinvestment Service. The Trust will not make the DTC book-entry dividend reinvestment service available for use by Beneficial Owners for reinvestment of their cash proceeds, but certain individual broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Fund through DTC Participants for reinvestment of their dividend distributions. Investors should contact their brokers to ascertain the availability and description of these services. Beneficial Owners should be aware that each broker may require investors to adhere to specific procedures and timetables to participate in the dividend reinvestment service and investors should ascertain from their brokers such necessary details. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Shares issued by the Trust of the Fund at NAV per Share. Distributions reinvested in additional Shares will nevertheless be taxable to Beneficial Owners acquiring such additional Shares to the same extent as if such distributions had been received in cash.

FEDERAL INCOME TAXES

The following is only a summary of certain U.S. federal income tax considerations generally affecting the Fund and its shareholders that supplements the discussion in the Prospectus. No attempt is made to present a comprehensive explanation of the federal, state, local or foreign tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended to be a substitute for careful tax planning.

The following general discussion of certain U.S. federal income tax consequences is based on provisions of the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

The tax legislation commonly referred to as the Tax Cuts and Jobs Act (the “Tax Act”) made significant changes to the U.S. federal income tax rules for taxation of individuals and corporations, generally effective for taxable years beginning after December 31, 2017. Many of the changes applicable to individuals are temporary and would apply only to taxable years before January 1, 2026. There were only minor changes with respect to the specific rules applicable to RICs, such as the Fund. The Tax Act, however, also made numerous other changes to the tax rules that may affect shareholders and the Fund. Subsequent legislation has modified certain changes to the U.S. federal income tax rules made by the Tax Act which may, in addition, affect shareholders and the Fund. You are urged to consult with your own tax advisor regarding how this legislation affects your investment in the Fund.

Shareholders are urged to consult their own tax advisers regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, local, or foreign taxes.

Taxation of the Fund. The Fund will elect and intends to qualify each year to be treated as a RIC under the Code. As such, the Fund should not be subject to federal income taxes on its net investment income and capital gains, if any, to the extent that it timely distributes such income and capital gains to its shareholders. Generally, to be taxed as a RIC, the Fund must distribute in each taxable year at least 90% of its “investment company taxable income” (before the deduction for dividends paid) for the taxable year, which includes, among other items, dividends, interest, net short-term capital gain, and net foreign currency gain, less expenses, as well as 90% of its net tax-exempt interest income, if any (the “Distribution Requirement”) and also must meet several additional requirements. Among these requirements are the following: (1) at least 90% of the Fund’s gross income each taxable year must be derived from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities, or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or foreign currencies, and net income derived from interests in qualified publicly traded partnerships (the “Qualifying Income Requirement”); and (2) at the end of each quarter of the Fund’s taxable year, the Fund’s assets must be diversified so that (a) at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater in value than 5% of the value of the Fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer, the securities (other than securities of other RICs) of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the “Diversification Requirement”).

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To the extent the Fund makes investments that may generate income that is not qualifying income, including certain derivatives, the Fund will seek to restrict the resulting income from such investments so that the Fund’s non-qualifying income does not exceed 10% of its gross income.

Although the Fund intends to distribute substantially all of its net investment income and may distribute its capital gains for any taxable year, the Fund will be subject to federal income taxation to the extent any such income or gains are not distributed. The Fund is treated as a separate corporation for federal income tax purposes. The Fund therefore is considered to be a separate entity in determining its treatment under the rules for RICs described herein. The requirements (other than certain organizational requirements) for qualifying RIC status are determined at the Fund level rather than at the Trust level.

If the Fund fails to satisfy the Qualifying Income Requirement or the Diversification Requirement in any taxable year, the Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the Diversification Requirement where the Fund corrects the failure within a specified period of time. To be eligible for the relief provisions with respect to a failure to meet the Diversification Requirement, the Fund may be required to dispose of certain assets. If these relief provisions were not available to the Fund and it were to fail to qualify for treatment as a RIC for a taxable year, all of its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and its distributions (including capital gains distributions) generally would be taxable to the shareholders of the Fund as ordinary income dividends, subject to the dividends received deduction for corporate shareholders and the lower tax rates on qualified dividend income received by noncorporate shareholders, subject to certain limitations. To requalify for treatment as a RIC in a subsequent taxable year, the Fund would be required to satisfy the RIC qualification requirements for that year and to distribute any earnings and profits from any year in which the Fund failed to qualify for tax treatment as a RIC. If the Fund failed to qualify as a RIC for a period greater than two taxable years, it would generally be required to pay a fund-level tax on certain net built in gains recognized with respect to certain of its assets upon disposition of such assets within five years of qualifying as a RIC in a subsequent year. The Board reserves the right not to maintain the qualification of the Fund for treatment as a RIC if it determines such course of action to be beneficial to shareholders. If the Fund determines that it will not qualify as a RIC, the Fund will establish procedures to reflect the anticipated tax liability in the Fund’s NAV.

The Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year. A “qualified late year loss” generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year, subject to special rules in the event the Fund makes an election under Section 4982(e)(4) of the Code, (commonly referred to as “post-October losses”), and certain other late-year losses.

Capital losses in excess of capital gains (“net capital losses”) are not permitted to be deducted against a RIC’s net investment income. Instead, for U.S. federal income tax purposes, potentially subject to certain limitations, the Fund may carry a net capital loss from any taxable year forward indefinitely to offset its capital gains, if any, in years following the year of the loss. To the extent subsequent capital gains are offset by such losses, they will not result in U.S. federal income tax liability to the Fund and may not be distributed as capital gains to its shareholders. Generally, the Fund may not carry forward any losses other than net capital losses. The carryover of capital losses may be limited under the general loss limitation rules if the Fund experiences an ownership change as defined in the Code.

The Fund will be subject to a nondeductible 4% federal excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year an amount at least equal to 98% of its ordinary income for the calendar year plus 98.2% of its capital gain net income for either the one-year period ending on October 31 of that year, or, if the Fund makes an election under Section 4982(e)(4) of the Code, the Fund’s fiscal year, subject to an increase for any shortfall in the prior year’s distribution. The Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of the excise tax, but can make no assurances that all such tax liability will be eliminated.

The Fund intends to distribute substantially all of its net investment income and net capital gain to shareholders for each taxable year. If the Fund meets the Distribution Requirement but retains some or all of its income or gains, it will be subject to federal income tax at regular corporate rates to the extent any such income or gains are not distributed. The Fund may elect to designate certain amounts retained as undistributed net capital gain as deemed distributions in a notice to its shareholders, who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their proportionate shares of the undistributed amount so designated, (ii) will be entitled to credit their proportionate shares of the income tax paid by the Fund on that undistributed amount against their federal income tax liabilities and to claim refunds to the extent such credits exceed their tax liabilities, and (iii) will be entitled to increase their tax basis, for federal income tax purposes, in their Shares by an amount equal to the excess of the amount of undistributed net capital gain included in their respective income over their respective income tax credits.

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Taxation of Shareholders – Distributions. The Fund intends to distribute annually to its shareholders substantially all of its investment company taxable income (computed without regard to the deduction for dividends paid), its net tax-exempt income, if any, and any net capital gain (net long-term capital gains in excess of net short-term capital losses, taking into account any capital loss carryforwards). The distribution of investment company taxable income (as so computed) and net capital gain will be taxable to Fund shareholders regardless of whether the shareholder receives these distributions in cash or reinvests them in additional Shares.

The Fund (or your broker) will report to shareholders annually the amounts of dividends paid from ordinary income, the amount of distributions of net capital gain, the portion of dividends which may qualify for the dividends received deduction for corporate shareholders, and the portion of dividends which may qualify for treatment as qualified dividend income, which is taxable to non-corporate shareholders at long-term capital gain rates.

Distributions from the Fund’s net capital gain will be taxable to shareholders at long-term capital gains rates, regardless of how long shareholders have held their Shares. Distributions may be subject to state and local taxes.

Qualified dividend income includes, in general, subject to certain holding period and other requirements, dividend income from taxable domestic corporations and certain “qualified foreign corporations.” Subject to certain limitations, “qualified foreign corporations” include those incorporated in territories of the United States, those incorporated in certain countries with comprehensive tax treaties with the United States, and other foreign corporations if the stock with respect to which the dividends are paid is readily tradable on an established securities market in the United States. Dividends received by the Fund from an ETF or an underlying fund taxable as a RIC or a REIT may be treated as qualified dividend income generally only to the extent so reported by such ETF, underlying fund or REIT. If 95% or more of the Fund’s gross income (calculated without taking into account net capital gain derived from sales or other dispositions of stock or securities) consists of qualified dividend income, the Fund may report all distributions of such income as qualified dividend income.

Fund dividends will not be treated as qualified dividend income if the Fund does not meet certain holding period and other requirements with respect to dividend paying stocks in its portfolio, or the shareholder does not meet certain holding period and other requirements with respect to the Shares on which the dividends were paid. Distributions by the Fund of its net short-term capital gains will be taxable to shareholders as ordinary income.

In the case of corporate shareholders, certain dividends received by the Fund from U.S. corporations (generally, dividends received by the Fund in respect of any share of stock (1) with a tax holding period of at least 46 days during the 91-day period beginning on the date that is 45 days before the date on which the stock becomes ex-dividend as to that dividend and (2) that is held in an unleveraged position) and distributed and appropriately so reported by the Fund may be eligible for the 50% dividends-received deduction. Certain preferred stock must have a holding period of at least 91 days during the 181-day period beginning on the date that is 90 days before the date on which the stock becomes ex-dividend as to that dividend to be eligible. Capital gain dividends distributed to the Fund from other RICs are not eligible for the dividends-received deduction. To qualify for the deduction, corporate shareholders must meet the minimum holding period requirement stated above with respect to their Shares, taking into account any holding period reductions from certain hedging or other transactions or positions that diminish their risk of loss with respect to their Shares, and, if they borrow to acquire or otherwise incur debt attributable to Shares, they may be denied a portion of the dividends-received deduction with respect to those Shares.

Although dividends generally will be treated as distributed when paid, any dividend declared by the Fund in October, November or December and payable to shareholders of record in such a month that is paid during the following January will be treated for U.S. federal income tax purposes as received by shareholders on December 31 of the calendar year in which it was declared.

In addition to the federal income tax, certain individuals, trusts and estates may be subject to a Net Investment Income (“NII”) tax of 3.8%. The NII tax is imposed on the lesser of: (i) a taxpayer’s investment income, net of deductions properly allocable to such income; or (ii) the amount by which such taxpayer’s modified adjusted gross income exceeds certain thresholds ($250,000 for married individuals filing jointly, $200,000 for unmarried individuals and $125,000 for married individuals filing separately). The Fund’s distributions are includable in a shareholder’s investment income for purposes of this NII tax. In addition, any capital gain realized by a shareholder upon a sale or redemption of Fund shares is includable in such shareholder’s investment income for purposes of this NII tax.

Shareholders who have not held Shares for a full year should be aware that the Fund may report and distribute, as ordinary dividends or capital gain dividends, a percentage of income that is not equal to the percentage of the Fund’s ordinary income or net capital gain, respectively, actually earned during the applicable shareholder’s period of investment in the Fund. A taxable shareholder may wish to avoid investing in the Fund shortly before a dividend or other distribution, because the distribution will generally be taxable to the shareholder even though it may economically represent a return of a portion of the shareholder’s investment.

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To the extent that the Fund makes a distribution of income received by the Fund in lieu of dividends (a “substitute payment”) with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends received deduction for corporate shareholders.

If the Fund’s distributions exceed its earnings and profits, all or a portion of the distributions made for a taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in the Fund and result in a higher capital gain or lower capital loss when the Shares on which the distribution was received are sold. After a shareholder’s basis in the Shares has been reduced to zero, distributions in excess of earnings and profits will be treated as gain from the sale of the shareholder’s Shares.

Taxation of Shareholders – Sale of Shares. A sale or redemption of Shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of Shares will be treated as long-term capital gain or loss if Shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of Shares will generally be treated as short-term capital gain or loss. Any loss realized upon a taxable disposition of Shares held for six months or less will be treated as long-term capital loss, rather than short-term capital loss, to the extent of any amounts treated as distributions to the shareholder of long-term capital gain with respect to such Shares (including any amounts credited to the shareholder as undistributed capital gains). All or a portion of any loss realized upon a taxable disposition of Shares may be disallowed if substantially identical Shares are acquired (through the reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the disposition. In such a case, the basis of the newly acquired Shares will be adjusted to reflect the disallowed loss.

The cost basis of Shares acquired by purchase will generally be based on the amount paid for Shares and then may be subsequently adjusted for other applicable transactions as required by the Code. The difference between the selling price and the cost basis of Shares generally determines the amount of the capital gain or loss realized on the sale of Shares. Contact the broker through whom you purchased your Shares to obtain information with respect to the available cost basis reporting methods and elections for your account.

An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the sum of the exchanger’s aggregate basis in the securities surrendered plus the amount of cash paid for such Creation Units. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of any securities received plus the amount of any cash received for such Creation Units. The Internal Revenue Service (“IRS”), however, may assert that a loss realized upon an exchange of securities for Creation Units cannot currently be deducted under the rules governing “wash sales” (for an exchanger who does not mark-to-market its portfolio) or on the basis that there has been no significant change in economic position.

Any capital gain or loss realized upon the creation of Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held for more than one year. Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if the Shares composing the Creation Units have been held for more than one year. Otherwise, such capital gains or losses will generally be treated as short-term capital gains or losses. Any loss upon a redemption of Creation Units held for six months or less may be treated as long-term capital loss to the extent of any amounts treated as distributions to the applicable Authorized Participant of long-term capital gain with respect to the Creation Units (including any amounts credited to the Authorized Participant as undistributed capital gains).

The Trust, on behalf of the Fund, has the right to reject an order for Creation Units if the purchaser (or a group of purchasers) would, upon obtaining the Creation Units so ordered, own 80% or more of the outstanding Shares and if, pursuant to Section 351 of the Code, the Fund would have a basis in the deposit securities different from the market value of such securities on the date of deposit. The Trust also has the right to require the provision of information necessary to determine beneficial Share ownership for purposes of the 80% determination. If the Fund does issue Creation Units to a purchaser (or a group of purchasers) that would, upon obtaining the Creation Units so ordered, own 80% or more of the outstanding Shares, the purchaser (or a group of purchasers) will not recognize gain or loss upon the exchange of securities for Creation Units.

Persons purchasing or redeeming Creation Units should consult their own tax advisers with respect to the tax treatment of any creation or redemption transaction and whether the wash sales rule applies and when a loss may be deductible.

Taxation of Fund Investments. Certain of the Fund’s investments may be subject to complex provisions of the Code (including provisions relating to hedging transactions, straddles, integrated transactions, foreign currency contracts, forward foreign currency contracts, and notional principal contracts) that, among other things, may affect the Fund’s ability to qualify as a RIC, affect the character of gains and losses realized by the Fund (e.g., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require the Fund to mark to market certain types of positions in its portfolio (i.e., treat them as if they were closed out) which may cause the Fund to recognize income without the Fund receiving cash with which to make distributions in amounts sufficient to enable the Fund to satisfy the RIC distribution requirements for avoiding Fund-level income and excise taxes. The Fund intends to monitor its transactions, intends to make appropriate tax elections, and intends to make appropriate entries in its books and records to mitigate the effect of these rules and preserve the Fund’s qualification for treatment as a RIC. To the extent the Fund invests in an underlying fund that is taxable as a RIC, the rules applicable to the tax treatment of complex securities will also apply to the underlying funds that also invest in such complex securities and investments. In addition, because the tax rules applicable to such instruments may be uncertain under current law, an adverse determination or future IRS guidance with respect to these rules (which determination or guidance could be retroactive) may affect whether the Fund has made sufficient distributions and otherwise satisfied the relevant requirements to maintain its qualification as a RIC and avoid a Fund-level tax.

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Backup Withholding. The Fund will be required in certain cases to withhold (as “backup withholding”) on amounts payable to any shareholder who (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to backup withholding by the IRS for failure to properly report all payments of interest or dividends; (3) fails to provide a certified statement that they are not subject to “backup withholding;” or (4) fails to provide a certified statement that they are a U.S. person (including a U.S. resident alien). The backup withholding rate is at a rate set under Section 3406 of the Code. Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder’s ultimate U.S. federal income tax liability. Backup withholding will not be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor permanent residents of the United States.

Non-U.S. Shareholders. Any non-U.S. investors in the Fund may be subject to U.S. withholding and estate tax and are encouraged to consult their tax advisors prior to investing in the Fund. Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to a U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from taxable ordinary income. The Fund may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. Short-term capital gain dividends received by a nonresident alien individual who is present in the U.S. for a period or periods aggregating 183 days or more during the taxable year are not exempt from this 30% withholding tax. Gains realized by foreign shareholders from the sale or other disposition of Shares generally are not subject to U.S. taxation, unless the recipient is an individual who is physically present in the U.S. for 183 days or more per year (based on a formula that factors in presence in the U.S. during the two preceding years as well). Foreign shareholders who fail to provide an applicable IRS form may be subject to backup withholding on certain payments from the Fund. Backup withholding will not be applied to payments that are subject to the 30% (or lower applicable treaty rate) withholding tax described in this paragraph. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.

Under the Foreign Account Tax Compliance Act (“FATCA”), the Fund may be required to withhold a generally nonrefundable 30% tax on distributions of net investment income paid to (a) certain “foreign financial institutions” unless such foreign financial institution agrees to verify, monitor, and report to the IRS the identity of certain of its account holders, among other items (or unless such entity is otherwise deemed compliant under the terms of an intergovernmental agreement between the United States and the foreign financial institution’s country of residence), and (b) certain “non-financial foreign entities” unless such entity certifies to the Fund that it does not have any substantial U.S. owners or provides the name, address, and taxpayer identification number of each substantial U.S. owner, among other items. This FATCA withholding tax could also affect the Fund’s return on its investments in foreign securities or affect a shareholder’s return if the shareholder holds its Fund shares through a foreign intermediary. You are urged to consult your tax adviser regarding the application of this FATCA withholding tax to your investment in the Fund and the potential certification, compliance, due diligence, reporting, and withholding obligations to which you may become subject in order to avoid this withholding tax.

For foreign shareholders to qualify for an exemption from backup withholding, described above, the foreign shareholder must comply with special certification and filing requirements. Foreign shareholders in the Fund should consult their tax advisors in this regard.

Tax-Exempt Shareholders. Certain tax-exempt shareholders, including qualified pension plans, individual retirement accounts, salary deferral arrangements, 401(k) plans, and other tax-exempt entities, generally are exempt from federal income taxation, except with respect to their unrelated business taxable income (“UBTI”). Tax-exempt entities are generally not permitted to offset losses from one unrelated trade or business against the income or gain of another unrelated trade or business. Certain net losses incurred prior to January 1, 2018 are permitted to offset gain and income created by an unrelated trade or business, if otherwise available. Under current law, the Fund generally serves to block UBTI from being realized by its tax-exempt shareholders with respect to their shares of Fund income. However, notwithstanding the foregoing, tax-exempt shareholders could realize UBTI by virtue of their investment in the Fund if, for example, Shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholders within the meaning of section 514(b) of the Code. Charitable remainder trusts are subject to special rules and should consult their tax advisers. The IRS has issued guidance with respect to these issues and prospective shareholders, especially charitable remainder trusts, are strongly encouraged to consult with their tax advisers regarding these issues.

Certain Potential Tax Reporting Requirements. Under U.S. Treasury regulations, if a shareholder recognizes a loss on disposition of the Shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on IRS Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Significant penalties may be imposed for the failure to comply with the reporting requirements. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

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Other Issues. In those states which have income tax laws, the tax treatment of the Fund and of Fund shareholders with respect to distributions by the Fund may differ from federal tax treatment.

FINANCIAL STATEMENTS

Financial statements and annual reports will be available after the Fund has completed a fiscal year of operations.

The Fund’s audited financial statements, accompanying notes and report of the independent registered public accounting firm appearing in the Fund’s Annual Certified Shareholder Report  in Form N-CSR for the fiscal period ended August 31, 2025 are incorporated herein by reference.

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements.

You may request a copy of the Fund’s annual report at no charge by calling (833) 333-9383 or through the Fund’s website at www.defianceetfs.com.

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AIPO	Defiance AI & Power Infrastructure ETF

listed on The Nasdaq Stock Market, LLC

PROSPECTUS

December 23, 2025

The U.S. Securities and Exchange Commission (the “SEC”) has not approved or disapproved of these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

DEFIANCE AI & POWER INFRASTRUCTURE ETF - FUND SUMMARY

Investment Objective

The Defiance AI & Power Infrastructure ETF (the “Fund”) seeks to track the performance, before fees and expenses, of the MarketVector™ US Listed AI and Power Infrastructure Index (the “Index”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.69%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	0.69%

(1)	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group, will pay, or require a sub-adviser to pay, all of the Fund’s expenses, except for the following: advisory and sub-advisory fees, interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 Act (the “1940 Act”), litigation expenses, and other non-routine or extraordinary expenses.

(2)	Based on estimated amounts for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$70	$221

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal period July 24, 2025 through August 31, 2025, the Fund’s portfolio turnover rate was 0% of the  average value of its portfolio.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”) that uses a “passive management” (or indexing) approach to track the performance, before fees and expenses, of the Index. The Index is a thematic index tracking the performance of U.S. exchange-listed companies contributing to critical electrical grid, artificial intelligence (“AI”) and data infrastructure through decentralized energy technologies (i.e., energy that is generated close to where it will be used, rather than at an industrial plant, such as solar panels), electrical utilities and related components and construction, data center operations, and AI-related computing hardware (“AI & Power Infrastructure Companies”). The Index is owned and administered by MarketVector Indexes GmbH (“Index Provider”). The Index is calculated and published by Solactive AG (“Calculation Agent”).

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The Index

I.	Eligible Universe

The Index’s eligible universe includes companies whose business activity, products, or services includes one or more of the following sub-themes and generates at least 50% of its revenue from one or more of the sub-themes (“Sub-Themes”):

1.	Power Generation and Electric Grid Equipment: includes companies that meet the revenue threshold through:
●	production of equipment used in the generation of electric power including, but not limited to, nuclear reactor technology and decentralized power generators including fuel cells
●	production of industrial battery and related charging equipment, and energy storage solutions
●	production of uranium and other metals or nuclear fuel used in generating nuclear energy
●	production of other products used in electrical grid infrastructure such as electric transmission and distribution equipment, meters and housings
●	production of power supplies, thermal management, and any other power related equipment
2.	Construction and Engineering: includes companies that meet the revenue threshold through:
●	services related to building electric grid and power generation infrastructure
●	services related to building data centers, data and wireless communications, and other technology infrastructure
3.	Electric Utilities and Power Producers: includes companies that meet the revenue threshold through:
●	energy generation from nuclear energy
●	operation as an independent power producer
●	operating and generating revenue in the data center, communications, and technology industries
4.	Data Centers and AI Hardware: includes companies that meet the revenue threshold through:
●	ownership or operation of data centers, excluding those predominantly used for collocation (i.e., data center space 3rd parties rent out to a company for its servers and other computing hardware) or cryptocurrency mining
●	design and sale of AI Hardware (i.e., the general purpose and specialized computer parts and components, such as semiconductor chips, used to facilitate artificial intelligence tasks)

II.	Constituent Selection

Securities in the Index’s eligible universe are then screened against size and liquidity requirements, including a minimum free-float (i.e., shares that are available to the public), minimum market capitalization, and minimum trading volume. All securities meeting this criteria are included in the Index. In the event there are less than 25 constituents that meet this criteria, the Index will select additional securities with the next highest rankings, although they do not meet this criteria, to achieve a portfolio size of 25 constituents.

The Index includes one share class per company in the investable universe. If more than one share class fulfills the minimum market capitalization and liquidity rules, only the class with the largest share free-float market capitalization qualifies for the Index. In exceptional cases (e.g. significantly higher liquidity in a different share class), the Index Provider can choose to select a different share class.

III.	Exclusion

The Index will primarily consist of common stocks. The Index will exclude limited partnerships as an investment type even if they meet the Index’s other criteria.

IV.	Weighting

The Index allocates approximately to the Sub-Themes (listed above) as follows:

●	50% of its weight to Sub-Theme 1
●	15% of its weight to Sub-Theme 2
●	15% of its weight to Sub-Theme 3
●	20% of its weight to Sub-Theme 4

Within each Sub-Theme, individual securities are weighted based on their free-float adjusted market capitalization relative to other components in the same Sub-Theme, subject to a maximum limit on individual holdings. As of December 5, 2025, the  Index was comprised of 54 constituents with a market capitalization of range between $151 million and $4.4 trillion.

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To the extent the Index is concentrated in a particular sector or industry, the Fund is expected to be concentrated in that same sector or industry. As of  December 5, 2025, issuers in the Industrials sector and Electrical Equipment industry represented significant portions of the Index. The Fund is classified as “non-diversified” under the 1940 Act.

V.	Rebalancing

Components of the Index are reconstituted and rebalanced on a quarterly basis in March, June, September, and December.

The Fund’s Investment Strategy

The Fund will invest all, or substantially all, of its assets in the component securities that make up the Index.

Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in securities of AI & Power Infrastructure Companies. For the purposes of this requirement, the Fund defines an AI & Power Infrastructure Company as a company that generates at least 50% of its revenue from one or more of the Sub-Themes.

The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it generally will invest in all of the Index components. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole, when the Adviser believes it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index).

The Fund may invest in securities or other investments not included in the Index, but which the Adviser believes will help the Fund track the Index. For example, the Fund may invest in securities that are not components of the Index to reflect various corporate actions and other changes to the Index (such as reconstitutions, additions, and deletions).

The Fund may have exposure to companies of all market capitalizations including small and micro-capitalization companies.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund - Principal Risks of Investing in the Fund.”

Equity Market Risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests.

Sector  and Industry Risk. To the extent the Fund invests more heavily in particular sectors or industries of the economy, its performance will be especially sensitive to developments that significantly affect those sectors and industries. The Fund may invest a significant portion of its assets in the following sectors and industries and, therefore, the performance of the Fund could be negatively impacted by events affecting each of these sectors and industries.

○	Industrials Sector Risk. Companies operating in the industrials sector or issuers in industrials-related industries may be significantly affected by, among other things, worldwide economic growth, changes in supply and demand for specific products and services, product obsolescence, rapid technological developments, international, political and economic developments, environmental issues, tax and governmental regulatory policies, claims for environmental damage or product liability and general economic conditions. Any factors adversely affecting companies in the industrials sector could have a significant adverse impact on the Fund’s performance.

○	Electrical Equipment Industry Risk. The electrical equipment industry can be significantly affected by general economic trends, including employment, economic growth, interest rates, and changes in commodity prices. Electrical equipment companies are subject to the risks of technical obsolescence, and their profitability may be affected by government regulation and spending, import controls and worldwide competition. Companies in these industries also can be adversely affected by liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control. These factors may result in a material adverse impact on the Fund’s portfolio securities and the performance of the Fund.

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Artificial Intelligence Risk. Issuers engaged in artificial intelligence typically have high research and capital expenditures and, as a result, their profitability can vary widely, if they are profitable at all. The space in which they are engaged is highly competitive and issuers’ products and services may become obsolete very quickly. These companies are heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. The issuers are also subject to legal, regulatory and political changes that may have a large impact on their profitability. A failure in an issuer’s product or even questions about the safety of the product could be devastating to the issuer, especially if it is the marquee product of the issuer. It can be difficult to accurately capture what qualifies as an artificial intelligence company.

ETF Risks.

○	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as Authorized Participants or APs). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

○	Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the bid-ask spread. The bid-ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Further, a relatively small investor base in the Fund, asset swings in the Fund and/or increased market volatility may cause increased bid-ask spreads. Due to the costs of buying or selling Shares, including bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

○	Trading. Although Shares are listed for trading on a national securities exchange, such as The Nasdaq Stock Market, LLC. (the Exchange), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares and the liquidity of the Fund’s portfolio holdings may deteriorate.

Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

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Market Capitalization Risk.

○	Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

○	Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.

○	Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. Some small capitalization companies have limited product lines, markets, financial resources, and management personnel and tend to concentrate on fewer geographical markets relative to mid- and large-capitalization companies. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

○	Micro-Capitalization Investing. Micro-capitalization companies often have limited product lines, narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies, including companies which are considered small- or mid-capitalization. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

Newer Fund Risk. The Fund is a recently organized management investment company with a limited operating history. As a result, prospective investors have only a limited track record on which to base their investment decisions.

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Passive Investment Risk. The Fund is not actively managed and does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

Third Party Data Risk. The composition of the Index, and consequently the Fund’s portfolio, is heavily dependent on information and data calculated and published by an independent third party calculation agent (“Third Party Data”). When Third Party Data proves to be incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities from the Index that would have been excluded or included had the Third Party Data been correct and complete. If the composition of the Index reflects such errors, the Fund’s portfolio can also be expected to reflect the errors.

Tracking Error Risk. As with all index funds, the performance of the Fund and the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in Index components at all times or may hold securities not included in the Index.

Underlying Index Risk. Neither the Fund’s investment adviser nor the Index Provider is able to guarantee the continuous availability or timeliness of the production of the Index. The calculation and dissemination of the Index values may be delayed if the information technology or other facilities of the Index Provider, Calculation Agent, data providers and/or relevant stock exchange malfunction for any reason. A significant delay may cause trading in shares of the Fund to be suspended. Errors in Index data, computation and/or the construction in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider, Calculation Agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders.

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Performance

Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information is available on the Fund’s website at www.defianceetfs.com.

Management

Investment Adviser: Tidal Investments LLC, a Tidal Financial Group company, serves as investment adviser to the Fund.

Portfolio Managers:

The following individuals are jointly and primarily responsible for the day-to-day management of the Fund.

Kimberly Chan, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since December 2025.

Andy Hicks, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since December 2025.

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only Authorized Participants (APs) (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash.

Shares are listed on a national securities exchange, such as the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. This difference in bid and ask prices is often referred to as the “bid-ask spread.”

Information regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount, and bid-ask spreads can be found on the Fund’s website at www.defianceetfs.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Financial Intermediary Compensation

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training, or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

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ADDITIONAL INFORMATION ABOUT THE FUND

Investment Objective

The Fund seeks to track the performance, before fees and expenses, of the Index.

An investment objective is fundamental if it cannot be changed without the consent of the holders of a majority of the outstanding Shares. The Fund’s investment objective has not been adopted as a fundamental investment policy and therefore may be changed without the consent of the Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of Tidal Trust II (the “Trust”) and written notice to shareholders.

Principal Investment Strategies

Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in securities of AI & Power Infrastructure Companies. For the purposes of this requirement, the Fund defines an AI & Power Infrastructure Company as a company that generates at least 50% of its revenue from one or more of the Sub-Themes. The Fund’s 80% Policy is non-fundamental and can be changed without shareholder approval upon Board approval and 60 days’ written notice to shareholders prior to any such change.

Rebalancing Schedule

Components of the Index are reconstituted and rebalanced on a quarterly basis in March, June, September, and December. The eligible universe and component selection is determined based on the closing data on the last business day in February, May, August, and November, and component weights are determined based on closing data as of the Wednesday prior to the second Friday of March, June, September, and December.

Manager of Managers Structure

Although the Fund is currently not sub-advised, the Fund and the Adviser have received exemptive relief from the SEC permitting the Adviser (subject to certain conditions and the approval of the Board) to change or select new unaffiliated sub-advisers without obtaining shareholder approval. The relief also permits the Adviser to materially amend the terms of agreements with an unaffiliated sub-adviser (including an increase in the fee paid by the Adviser to the unaffiliated sub-adviser (and not paid by the Fund)) or to continue the employment of an unaffiliated sub-adviser after an event that would otherwise cause the automatic termination of services with Board approval, but without shareholder approval. Shareholders will be notified of any unaffiliated sub-adviser changes. The Adviser has the ultimate responsibility, subject to oversight by the Board, to oversee a sub-adviser and recommend their hiring, termination and replacement. The exemptive relief applies to sub-advisers that are either wholly owned by the Adviser or its parent company, as well as to unaffiliated sub-advisers, including those whose affiliation arises solely from their sub-advisory relationship.

Principal Risks of Investing in the Fund

The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with those of other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s NAV per share, trading price, yield, total return and/or ability to meet its investment objective. The following risks could affect the value of your performance in the Fund:

Artificial Intelligence Risk. Issuers engaged in artificial intelligence typically have high research and capital expenditures and, as a result, their profitability can vary widely, if they are profitable at all. The space in which they are engaged is highly competitive and issuers’ products and services may become obsolete very quickly. These companies are heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. The issuers are also subject to legal, regulatory and political changes that may have a large impact on their profitability. A failure in an issuer’s product or even questions about the safety of the product could be devastating to the issuer, especially if it is the marquee product of the issuer. It can be difficult to accurately capture what qualifies as an artificial intelligence company

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Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

ETF Risks.

○	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as Authorized Participants or APs). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

○	Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the bid-ask spread. The bid-ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Further, a relatively small investor base in the Fund, asset swings in the Fund and/or increased market volatility may cause increased bid-ask spreads. Due to the costs of buying or selling Shares, including bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

○	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

○	Trading. Although Shares are listed for trading on a national securities exchange, such as the Exchange, and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s portfolio holdings, which can be significantly less liquid than Shares.

Equity Market Risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests.

Market Capitalization Risk.

○	Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

○	Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.

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○	Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. Some small capitalization companies have limited product lines, markets, financial resources, and management personnel and tend to concentrate on fewer geographical markets relative to mid- and large-capitalization companies. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

○	Micro-Capitalization Investing. Micro-capitalization companies often have limited product lines, narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies, including companies which are considered small- or mid-capitalization. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

Newer Fund Risk. The Fund is a recently organized management investment company with a limited operating history. As a result, prospective investors have a limited track record on which to base their investment decisions.

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Passive Investment Risk. The Fund is not actively managed and does not attempt to outperform its Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its Index. The returns from the types of securities in which the Fund invests may underperform returns from other securities markets or different asset classes. This may cause the Fund to underperform other investment vehicles that invest in different asset classes. Different types of securities (for example, fixed-income securities) tend to go through cycles of doing better – or worse – than the general securities markets. In the past, these periods have lasted for as long as several years.

Sector and Industry Risk. To the extent the Fund invests more heavily in particular sectors or industries of the economy, its performance will be especially sensitive to developments that significantly affect those sectors and industries. The Fund may invest a significant portion of its assets in the following sectors and industries and, therefore, the performance of the Fund could be negatively impacted by events affecting each of these sectors and industries.

○	Industrials Sector Risk. Companies operating in the industrials sector or issuers in industrials-related industries may be significantly affected by, among other things, worldwide economic growth, changes in supply and demand for specific products and services, product obsolescence, rapid technological developments, international, political and economic developments, environmental issues, tax and governmental regulatory policies, claims for environmental damage or product liability and general economic conditions. Any factors adversely affecting companies in the industrials sector could have a significant adverse impact on the Fund’s performance.

○	Electrical Equipment Industry Risk. The electrical equipment industry can be significantly affected by general economic trends, including employment, economic growth, interest rates, and changes in commodity prices. Electrical equipment companies are subject to the risks of technical obsolescence, and their profitability may be affected by government regulation and spending, import controls and worldwide competition. Companies in these industries also can be adversely affected by liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control. These factors may result in a material adverse impact on the Fund’s portfolio securities and the performance of the Fund.

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Third Party Data Risk. The composition of the Index, and consequently the Fund’s portfolio, is heavily dependent on information and data calculated and published by an independent third party calculation agent (“Third Party Data”). When Third Party Data proves to be incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities from the Index that would have been excluded or included had the Third Party Data been correct and complete. If the composition of the Index reflects such errors, the Fund’s portfolio can also be expected to reflect the errors.

Tracking Error Risk. As with all index funds, the performance of the Fund and the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in Index components at all times or may hold securities not included in the Index.

Underlying Index Risk. Neither the Fund’s investment adviser nor the Index Provider is able to guarantee the continuous availability or timeliness of the production of the Index. The calculation and dissemination of the Index values may be delayed if the information technology or other facilities of the Index Provider, Calculation Agent, data providers and/or relevant stock exchange malfunction for any reason. A significant delay may cause trading in shares of the Fund to be suspended. Errors in Index data, computation and/or the construction in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider, Calculation Agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders.

PORTFOLIO HOLDINGS INFORMATION

Information about the Fund’s daily portfolio holdings will be available on the Fund’s website at www.defianceetfs.com. A complete description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (the “SAI”).

MANAGEMENT

Investment Adviser

Tidal Investments LLC, a Tidal Financial Group company (the “Adviser”), located at 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204, is an SEC-registered investment adviser and a Delaware limited liability company. Tidal was founded in March 2012 and is dedicated to understanding, researching and managing assets within the expanding ETF universe. As of November 30, 2025,  Tidal had assets under management of approximately $45.22 billion and served as the investment adviser or sub-adviser for 340 registered funds.

Tidal serves as investment adviser to the Fund and has overall responsibility for the general management and administration of the Fund pursuant to an investment advisory agreement with the Trust, on behalf of the Fund (the “Advisory Agreement”). The Adviser is responsible for the day-to-day management of the Fund’s portfolios, including determining the securities and financial instruments purchased and sold by the Fund and trading portfolio securities and financial instruments for the Fund, subject to the supervision of the Board. The Adviser also arranges for sub-advisory, if applicable, transfer agency, custody, fund administration, and all other related services necessary for the Fund to operate.

For the services it provides to the Fund, the Fund pays the Adviser a unitary management fee, which is calculated daily and paid monthly, at an annual rate of 0.69% of the Fund’s average daily net assets.

Under the Advisory Agreement, in exchange for a single unitary management fee from the Fund, the Adviser has agreed to pay all expenses incurred by the Fund except for advisory fees, interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, litigation expenses, and other non-routine or extraordinary expenses (collectively, the “Excluded Expenses”).

Advisory Agreement

A discussion regarding the basis for the Board’s approval of the Fund’s Advisory Agreement is available in the Fund’s August 31, 2025 Annual Certified Shareholder Report on Form N-CSR.

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Portfolio Managers

The following individuals (each, a “Portfolio Manager”) have served as portfolio managers of the Fund since December 2025. Ms. Chan and Mr. Hicks are jointly and primarily responsible for the day-to-day management of the Fund.

Kimberly Chan, Portfolio Manager for the Adviser

Ms. Chan serves as Portfolio Manager at the Adviser, having joined the firm in June 2025. From 2018 to 2023, she was a Portfolio Manager at Global X ETFs, where she managed the Global X Thematic Equity Suite of funds, after which she took a career break to pursue personal interests until joining the Adviser.  Previously, Ms. Chan was a Trader at Credit Agricole from 2016 to 2018 and an Investment Analyst at MetLife Investments from 2015 to 2016.  Ms. Chan received her Bachelor of Science in Finance from New York University in 2015.

Andy Hicks, Portfolio Manager for the Adviser

Mr. Hicks serves as SVP of Trading for the Adviser, having joined the Adviser in September 2025. Mr. Hicks previously served as Director of ETF Portfolio Management, Trading, and Research at SS&C ALPS Advisors for over ten years. Prior to SS&C ALPS Advisors, Mr. Hicks held roles as a Senior Equity Trader and Research Analyst with Virtus Investment Partners, specializing in equity and ETF trading, and a head equity trader for SCM Advisors. With over 20 years of experience, Mr. Hicks holds an accounting/ finance degree from Miami University (Ohio) and an MBA in Finance from the University of Colorado – Denver.

The Fund’s SAI provides additional information about each portfolio manager’s compensation structure, other accounts that each portfolio manager manages, and each portfolio manager’s ownership of Shares.

FUND SPONSOR

The Adviser has entered into a fund sponsorship agreement with Defiance ETFs, LLC (“Defiance”) pursuant to which Defiance is a sponsor to the Fund. Under this arrangement, Defiance has agreed to provide financial support (as described below) to the Fund. Every month, unitary management fees for the Fund are calculated and paid to the Adviser, and the Adviser retains a portion of the unitary management fees from the Fund.

In return for its financial support for the Fund, the Adviser has agreed to pay Defiance a portion of any remaining profits generated by the unitary management fee. If the amount of the unitary management fees exceeds the Fund’s operating expenses and the Adviser-retained amount, that excess amount is considered “remaining profit.” In that case, the Adviser will pay a portion of the remaining profits to Defiance.

If the amount of the unitary management fee is less than the Fund’s operating expenses and the Adviser-retained amount, Defiance is obligated to reimburse the Adviser for a portion of the shortfall.

HOW TO BUY AND SELL SHARES

The Fund issues and redeems Shares only in Creation Units at the NAV per share next determined after receipt of an order from an AP. Only APs may acquire Shares directly from the Fund, and only APs may tender their Shares for redemption directly to the Fund, at NAV. APs must be a member or participant of a clearing agency registered with the SEC and must execute a Participant Agreement that has been agreed to by the Distributor (defined below), and that has been accepted by the Fund’s transfer agent, with respect to purchases and redemptions of Creation Units. Once created, Shares trade in the secondary market in quantities less than a Creation Unit.

In order to purchase Creation Units of a Fund, an AP must generally deposit a designated portfolio of equity securities (the “Deposit Securities”) and/or a designated amount of U.S. cash. Purchases and redemptions of Creation Units primarily with cash, rather than through in-kind delivery of portfolio securities, may cause the Funds to incur certain costs. These costs could include brokerage costs or taxable gains or losses that it might not have incurred if it had made redemption in-kind. These costs could be imposed on a Fund, and thus decrease the Fund’s NAV, to the extent that the costs are not offset by a transaction fee payable by an AP.

Most investors buy and sell Shares in secondary market transactions through brokers. Individual Shares are listed for trading on the secondary market on the Exchange and can be bought and sold throughout the trading day like other publicly traded securities.

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When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offer price in the secondary market on each leg of a round trip (purchase and sale) transaction. In addition, because secondary market transactions occur at market prices, you may pay more than NAV when you buy Shares, and receive less than NAV when you sell those Shares.

Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. DTC’s participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book-entry or “street name” through your brokerage account.

Frequent Purchases and Redemptions of Shares

The Fund imposes no restrictions on the frequency of purchases and redemptions of Shares. In determining not to approve a written, established policy, the Board evaluated the risks of market timing activities by Fund shareholders. Purchases and redemptions by APs, who are the only parties that may purchase or redeem Shares directly with the Fund, are an essential part of the ETF process and help keep Share trading prices in line with the NAV. As such, the Fund accommodates frequent purchases and redemptions by APs. However, the Board has also determined that frequent purchases and redemptions for cash may increase tracking error and portfolio transaction costs and may lead to the realization of capital gains. To minimize these potential consequences of frequent purchases and redemptions, the Fund employs fair value pricing and may impose transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs incurred by the Fund in effecting trades. In addition, the Fund and the Adviser reserve the right to reject any purchase order at any time.

Determination of Net Asset Value

The Fund’s NAV is calculated as of the scheduled close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time, each day the NYSE is open for regular business. The NAV for the Fund is calculated by dividing the Fund’s net assets by its Shares outstanding.

In calculating its NAV, the Fund generally values its assets on the basis of market quotations, last sale prices, or estimates of value furnished by a pricing service or brokers who make markets in such instruments. If such information is not available for a security or other asset held by the Fund or is determined to be unreliable, the security or other asset will be valued at fair value estimates under guidelines established by the Adviser (as described below).

Fair Value Pricing

The Board has designated the Adviser as the “valuation designee” for the Fund under Rule 2a-5 of the 1940 Act, subject to its oversight. The Adviser has adopted procedures and methodologies, which have been approved by the Board, to fair value Fund investments whose market prices are not “readily available” or are deemed to be unreliable. For example, such circumstances may arise when: (i) an investment has been delisted or has had its trading halted or suspended; (ii) an investment’s primary pricing source is unable or unwilling to provide a price; (iii) an investment’s primary trading market is closed during regular market hours; or (iv) an investment’s value is materially affected by events occurring after the close of the investment’s primary trading market. Generally, when fair valuing an investment, the Adviser will take into account all reasonably available information that may be relevant to a particular valuation including, but not limited to, fundamental analytical data regarding the issuer, information relating to the issuer’s business, recent trades or offers of the investment, general and/or specific market conditions, and the specific facts giving rise to the need to fair value the investment. Fair value determinations are made in good faith and in accordance with the fair value methodologies included in the Adviser-adopted valuation procedures. The Adviser will fair value Fund investments whose market prices are not “readily available” or are deemed to be unreliable. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the Adviser will be able to obtain the fair value assigned to the investment upon the sale of such investment.

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Investments by Other Registered Investment Companies in the Fund

Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in the securities of other investment companies, including Shares. Registered investment companies are permitted to invest in the Fund beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions set forth in an SEC exemptive rule under the 1940 Act, including that such investment companies enter into an agreement with the Fund.

Delivery of Shareholder Documents – Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

Dividends and Distributions

The Fund intends to pay out dividends and interest income, if any, annually, and distribute any net realized capital gains to its shareholders at least annually. The Fund will declare and pay income and capital gain distributions, if any, in cash. Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you.

Taxes

The following discussion is a summary of some important U.S. federal income tax considerations generally applicable to investments in the Fund. Your investment in the Fund may have other tax implications. Please consult your tax advisor about the tax consequences of an investment in Shares, including the possible application of foreign, state, and local tax laws.

The Fund intends to qualify each year for treatment as a regulated investment company (a “RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). If it meets certain minimum distribution requirements, a RIC is not subject to tax at the fund level on income and gains from investments that are timely distributed to shareholders. However, the Fund’s failure to qualify as a RIC or to meet minimum distribution requirements would result (if certain relief provisions were not available) in fund-level taxation and, consequently, a reduction in income available for distribution to shareholders.

Unless your investment in Shares is made through a tax-exempt entity or tax-advantaged account, such as an IRA plan, you need to be aware of the possible tax consequences when the Fund makes distributions, when you sell your Shares listed on the Exchange, and when you purchase or redeem Creation Units (institutional investors only).

The following general discussion of certain U.S. federal income tax consequences is based on provisions of the Code and the regulations issued thereunder as in effect on the date of this Prospectus. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Taxes on Distributions

For federal income tax purposes, distributions of net investment income are generally taxable to shareholders as ordinary income or qualified dividend income. Taxes on distributions of net capital gains (if any) are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned their Shares. Sales of assets held by the Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by the Fund for one year or less generally result in short-term capital gains and losses. Distributions of the Fund’s net capital gain (the excess of net long-term capital gains over net short-term capital losses) that are reported by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains to shareholders. Distributions of short-term capital gain will generally be taxable to shareholders as ordinary income. Dividends and distributions are generally taxable to you whether you receive them in cash or reinvest them in additional Shares.

Distributions reported by the Fund as “qualified dividend income” are generally taxed to non-corporate shareholders at rates applicable to long-term capital gains, provided certain holding period and other requirements are met. “Qualified dividend income” generally is income derived from dividends paid by U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties. In addition, dividends that the Fund receives in respect of stock of certain foreign corporations may be qualified dividend income if that stock is readily tradable on an established U.S. securities market. Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive from the Fund that are attributable to dividends received by the Fund from U.S. corporations, subject to certain limitations.

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Shortly after the close of each calendar year, you will be informed of the character of any distributions received from the Fund.

In addition to the federal income tax, certain individuals, trusts, and estates may be subject to a Net Investment Income (“NII”) tax of 3.8%. The NII tax is imposed on the lesser of: (i) a taxpayer’s investment income, net of deductions properly allocable to such income; or (ii) the amount by which such taxpayer’s modified adjusted gross income exceeds certain thresholds ($250,000 for married individuals filing jointly, $200,000 for unmarried individuals and $125,000 for married individuals filing separately). The Fund’s distributions are includable in a shareholder’s investment income for purposes of this NII tax. In addition, any capital gain realized by a shareholder upon a sale or redemption of Fund shares is includable in such shareholder’s investment income for purposes of this NII tax.

In general, your distributions are subject to federal income tax for the year in which they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year. Distributions are generally taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the Shares’ NAV when you purchased your Shares).

You may wish to avoid investing in the Fund shortly before a dividend or other distribution, because such a distribution will generally be taxable to you even though it may economically represent a return of a portion of your investment.

If you are neither a resident nor a citizen of the United States or if you are a foreign entity, distributions (other than Capital Gain Dividends) paid to you by the Fund will generally be subject to a U.S. withholding tax at the rate of 30%, unless a lower treaty rate applies. The Fund may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met.

Under the Foreign Account Tax Compliance Act (“FATCA”), the Fund may be required to withhold a generally nonrefundable 30% tax on distributions of net investment income paid to (A) certain “foreign financial institutions” unless such foreign financial institution agrees to verify, monitor, and report to the Internal Revenue Service (“IRS”) the identity of certain of its account-holders, among other items (or unless such entity is otherwise deemed compliant under the terms of an intergovernmental agreement between the United States and the foreign financial institution’s country of residence), and (B) certain “non-financial foreign entities” unless such entity certifies to the Fund that it does not have any substantial U.S. owners or provides the name, address, and taxpayer identification number of each substantial U.S. owner, among other items. This FATCA withholding tax could also affect the Fund’s return on its investments in foreign securities or affect a shareholder’s return if the shareholder holds its Fund shares through a foreign intermediary. You are urged to consult your tax adviser regarding the application of this FATCA withholding tax to your investment in the Fund and the potential certification, compliance, due diligence, reporting, and withholding obligations to which you may become subject in order to avoid this withholding tax.

The Fund (or a financial intermediary, such as a broker, through which a shareholder owns Shares) generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has underreported dividend or interest income, or who fails to certify that they are not subject to such withholding.

Taxes When Shares are Sold on the Exchange

Any capital gain or loss realized upon a sale of Shares generally is treated as a long-term capital gain or loss if Shares have been held for more than one year and as a short-term capital gain or loss if Shares have been held for one year or less. However, any capital loss on a sale of Shares held for six months or less is treated as long-term capital loss to the extent of Capital Gain Dividends paid with respect to such Shares. Any loss realized on a sale will be disallowed to the extent Shares are acquired, including through reinvestment of dividends, within a 61-day period beginning 30 days before and ending 30 days after the sale of substantially identical Shares.

Taxes on Purchases and Redemptions of Creation Units

An AP having the U.S. dollar as its functional currency for U.S. federal income tax purposes who exchanges securities for Creation Units generally recognizes a gain or a loss. The gain or loss will be equal to the difference between the value of the Creation Units at the time of the exchange and the exchanging AP’s aggregate basis in the securities delivered plus the amount of any cash paid for the Creation Units. An AP who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanging AP’s basis in the Creation Units and the aggregate U.S. dollar market value of the securities received, plus any cash received for such Creation Units. The IRS may assert, however, that a loss that is realized upon an exchange of securities for Creation Units may not be currently deducted under the rules governing “wash sales” (for an AP who does not mark-to-market their holdings) or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

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Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if Shares comprising the Creation Units have been held for more than one year and as a short-term capital gain or loss if such Shares have been held for one year or less.

The Fund may include a payment of cash in addition to, or in place of, the delivery of a basket of securities upon the redemption of Creation Units. The Fund may sell portfolio securities to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize investment income and/or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in-kind. As a result, the Fund may be less tax efficient if it includes such a cash payment in the proceeds paid upon the redemption of Creation Units.

Important Tax Considerations When Purchasing Fund Shares

If you are investing through a taxable account, you should carefully consider the timing of your investment relative to the Fund’s distribution schedule. Purchasing Fund shares shortly before a distribution may increase your tax liability, a situation commonly referred to as “buying a dividend.”

When the Fund makes a distribution, its share price typically drops by an amount roughly equal to the distribution. As a hypothetical example, if you invest $5,000 to purchase 250 shares at $20 per share on December 15, and the Fund pays a $1 per share distribution on December 16, the share price would adjust to $19 (ignoring market fluctuations). Although your total investment value remains $5,000 (250 shares x $19 in share value plus 250 shares x $1 distribution), you would owe taxes on the $250 distribution, even if you reinvest the distribution rather than receiving it in cash.

Distributions are taxable to shareholders even if they are paid from income or gains realized by the Fund before you invested, and even if they were reflected in the purchase price of the shares. Consequently, you may incur taxes on income or gains that accrued before your investment, without corresponding benefit.

Unless you are investing through a tax-advantaged account, such as an IRA or an employer-sponsored retirement plan, you may wish to avoid purchasing Fund shares shortly before a distribution. You can minimize the potential tax impact by reviewing the Fund’s distribution schedule prior to investing. When available, information about the Fund’s distribution schedule can be found on the Fund’s website at www.defianceetfs.com.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. You also may be subject to foreign, state, and local tax on Fund distributions and sales of Shares. Consult your personal tax advisor about the potential tax consequences of an investment in Shares under all applicable tax laws. For more information, please see the section entitled “Federal Income Taxes” in the SAI.

DISTRIBUTION

Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group (dba ACA Group), (the “Distributor”), the Fund’s distributor, is a broker-dealer registered with the SEC. The Distributor distributes Creation Units for the Fund on an agency basis and does not maintain a secondary market in Shares. The Distributor has no role in determining the policies of the Fund or the securities that are purchased or sold by the Fund. The Distributor’s principal address is190 Middle Street, Suite 301, Portland, Maine 04101.

The Board has adopted a Distribution (Rule 12b-1) Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to pay distribution fees for the sale and distribution of its Shares.

No Rule 12b-1 fees are currently paid by the Fund, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

PREMIUM/DISCOUNT INFORMATION

When available, information regarding how often Shares traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found on the Fund’s website at www.defianceetfs.com.

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ADDITIONAL NOTICES

Shares are not sponsored, endorsed, or promoted by the Exchange. The Exchange is not responsible for, nor has it participated in the determination of, the timing, prices, or quantities of Shares to be issued, nor in the determination or calculation of the equation by which Shares are redeemable. The Exchange has no obligation or liability to owners of Shares in connection with the administration, marketing, or trading of Shares.

Without limiting any of the foregoing, in no event shall the Exchange have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

The Adviser and the Fund make no representation or warranty, express or implied, to the owners of Shares or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly.

The Adviser (“Licensee”) has entered into a licensing agreement with the Index Provider to use the Index. The Fund is entitled to use its Index pursuant to a sub-licensing arrangement with the Adviser.

The Fund is not sponsored, endorsed, sold or promoted by MarketVector Indexes GmbH (“Licensor”) and any of its affiliates. Licensor and any of its affiliates make no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally, or in the Fund particularly, or the ability of the MarketVector™ US Listed AI and Power Infrastructure Index (“Index”) to track the performance of U.S. exchange-listed companies contributing to critical electrical grid, artificial intelligence and data infrastructure through decentralized energy technologies, electrical utilities and related components and construction, data center operations, and AI (artificial intelligence)-related computing hardware. Licensor’s only relationship to the Licensee is the licensing of certain service marks and trade names of Licensor and of the Index that is determined, composed and calculated without regard to the Licensee or the Fund. Licensor has no obligation to take the needs of the Licensee or the owners of the Fund into consideration in determining, composing or calculating the Index. Licensor is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash. Licensor has no obligation or liability in connection with the administration, marketing or trading of the Fund.

The Index is the exclusive property of MarketVector Indexes GmbH, which has contracted with Solactive AG to maintain and calculate the Index. Solactive AG uses its best efforts to ensure that the Index is calculated correctly. Irrespective of its obligations towards MarketVector Indexes GmbH, Solactive AG has no obligation to point out errors in the Index to third parties including but not limited to investors and/or financial intermediaries of the financial instrument.

The Fund is not sponsored, promoted, sold or supported in any other manner by Solactive AG nor does Solactive AG offer any express or implicit guarantee or assurance either with regard to the results of using the Index and/or Index trade mark or the Index price at any time or in any other respect. Neither publication of the Index by Solactive AG nor the licensing of the Index or Index trade mark for the purpose of use in connection with the financial instrument constitutes a recommendation by Solactive AG to invest capital in said financial instrument nor does it in any way represent an assurance or opinion of Solactive AG with regard to any investment in this financial instrument. Solactive AG is not responsible for fulfilling the legal requirements concerning the accuracy and completeness of the financial instrument’s prospectus.

LICENSOR AND ITS AFFILIATES DO NOT GUARANTEE THE ACCURACY AND/OR COMPLETENESS OF THE INDEX OF ANY DATA INCLUDED THEREIN AND LICENSOR AND ITS AFFILIATES SHALL NOT HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. LICENSOR AND ITS AFFILIATES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN. LICENSOR AND ITS AFFILIATES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL LICENSOR AND ANY OF ITS AFFILIATES HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.

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The Third Amended and Restated Declaration of Trust (“Declaration of Trust”) provides a detailed process for the bringing of derivative or direct actions by shareholders in order to permit legitimate inquiries and claims while avoiding the time, expense, distraction, and other harm that can be caused to the Fund or its shareholders as a result of spurious shareholder demands and derivative actions. Prior to bringing a derivative action, a demand by three unrelated shareholders must first be made on the Fund’s Trustees. The Declaration of Trust details various information, certifications, undertakings and acknowledgments that must be included in the demand. Following receipt of the demand, the trustees have a period of 90 days, which may be extended by an additional 60 days, to consider the demand. If a majority of the Trustees who are considered independent for the purposes of considering the demand determine that maintaining the suit would not be in the best interests of the Fund, the Trustees are required to reject the demand and the complaining shareholders may not proceed with the derivative action unless the shareholders are able to sustain the burden of proof to a court that the decision of the Trustees not to pursue the requested action was not a good faith exercise of their business judgment on behalf of the Fund. The Declaration of Trust further provides that shareholders owning Shares representing no less than a majority of the Fund’s outstanding shares must join in bringing the derivative action. If a demand is rejected, the complaining shareholders will be responsible for the costs and expenses (including attorneys’ fees) incurred by the Fund in connection with the consideration of the demand, if a court determines that the demand was made without reasonable cause or for an improper purpose. If a derivative action is brought in violation of the Declaration of Trust, the shareholders bringing the action may be responsible for the Fund’s costs, including attorneys’ fees, if a court determines that the action was brought without reasonable cause or for an improper purpose. The Declaration of Trust provides that no shareholder may bring a direct action claiming injury as a shareholder of the Trust, or any Fund, where the matters alleged (if true) would give rise to a claim by the Trust or by the Trust on behalf of the Fund, unless the shareholder has suffered an injury distinct from that suffered by the shareholders of the Trust, or the Fund, generally. Under the Declaration of Trust, a shareholder bringing a direct claim must be a shareholder of the Fund with respect to which the direct action is brought at the time of the injury complained of or have acquired the shares afterwards by operation of law from a person who was a shareholder at that time. The Declaration of Trust further provides that the Fund shall be responsible for payment of attorneys’ fees and legal expenses incurred by a complaining shareholder only if required by law, and any attorneys’ fees that the Fund is obligated to pay shall be calculated using reasonable hourly rates. These provisions do not apply to claims brought under the federal securities laws.

The Declaration of Trust also requires that actions by shareholders against the Fund be brought exclusively in a federal or state court located within the State of Delaware. This provision will not apply to claims brought under the federal securities laws. Limiting shareholders’ ability to bring actions only in courts located in Delaware may cause shareholders economic hardship to litigate the action in those courts, including paying for travel expenses of witnesses and counsel, requiring retaining local counsel, and may limit shareholders’ ability to bring a claim in a judicial forum that shareholders find favorable for disputes, which may discourage such actions.

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FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the fiscal period shown. The total return in the table represents the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Cohen & Company, Ltd., the Fund’s independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report on Form N-CSR, which is available upon request.

Financial Highlights	Defiance ETFs

For a share outstanding throughout the period presented

Defiance AI & Power Infrastructure ETF

	Period ended August 31, 2025(a)
PER SHARE DATA:

Net asset value, beginning of period	$20.00

INVESTMENT OPERATIONS:
Net investment income (loss)(b)	(0.00	)(c)
Net realized and unrealized gain (loss) on investments(d)	0.10
Total from investment operations	0.10

Net asset value, end of period	$20.10

TOTAL RETURN(e)	0.51%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$9,548
Ratio of expenses to average net assets(f)	0.69%
Ratio of net investment income (loss) to average net assets(f)	(0.01)%
Portfolio turnover rate(e)(g)	0	%(h)

(a)	Inception date of the Fund was July 24, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Amount represents less than $0.005 per share.
(d)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to the timing of share transactions for the period.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)	Amount represents less than 0.5%.

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Defiance AI & Power Infrastructure ETF

Adviser	Tidal Investments LLC 234 West Florida Street, Suite 203 Milwaukee, Wisconsin 53204	Administrator	Tidal ETF Services LLC 234 West Florida Street, Suite 203 Milwaukee, Wisconsin 53204
Distributor	Foreside Fund Services, LLC 190 Middle Street, Suite 301 Portland, Maine 04101	Sub-Administrator, Fund Accountant, and Transfer Agent	U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services 615 East Michigan Street Milwaukee, Wisconsin 53202
Legal Counsel	Sullivan & Worcester LLP 1251 Avenue of the Americas 19th Floor New York, New York 10020	Custodian	U.S. Bank National Association 1555 North Rivercenter Drive Milwaukee, Wisconsin 53212
Independent Registered Public Accounting Firm	Cohen & Company, Ltd. 1835 Market Street, Suite 310 Philadelphia, Pennsylvania 19103

Investors may find more information about the Fund in the following documents:

Statement of Additional Information: The Fund’s SAI provides additional details about the Fund’s investments and certain other additional information. A current SAI dated December 23, 2025, as supplemented from time to time, is on file with the SEC and is herein incorporated by reference into this Prospectus. It is legally considered a part of this Prospectus.

Annual/Semi-Annual Reports: Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the Fund’s last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements.

You can obtain free copies of these documents, request other information, or make general inquiries about the Fund by contacting the Fund at the Defiance ETFs, c/o U.S. Bank Global Fund Services, P.O. Box 219252, Kansas City, Missouri 64121-9252 or calling 833-333-9383.

Shareholder reports and other information about the Fund are also available:

●	Free of charge from the SEC’s EDGAR database on the SEC’s website at http://www.sec.gov; or

●	Free of charge from the Fund’s Internet website at www.defianceetfs.com; or

●	For a fee, by e-mail request to publicinfo@sec.gov.

(SEC Investment Company Act File No. 811-23793)

AIPO	Defiance AI & Power Infrastructure ETF

listed on The Nasdaq Stock Market, LLC

STATEMENT OF ADDITIONAL INFORMATION

December 23, 2025

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the Prospectus for the Defiance AI & Power Infrastructure ETF (the “Fund”), a series of Tidal Trust II (the “Trust”), dated December 23, 2025, as may be supplemented from time to time (the “Prospectus”). Capitalized terms used in this SAI that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge, by calling the Fund at (833) 333-9383, visiting www.defianceetfs.com, or writing to the Defiance AI & Power Infrastructure ETF, c/o U.S. Bank Global Fund Services, P.O. Box 219252, Kansas City, Missouri 64121-9252.

The Fund’s audited financial statements for the most recent fiscal period ended August 31, 2025 are incorporated into this SAI by reference to the Fund’s most recent annual Certified Shareholder Report on Form N-CSR (File No. 811-23793). A copy of the Fund’s annual Certified Shareholder Report may be obtained at no charge by contacting the Fund at the address or phone number noted above.

GENERAL INFORMATION ABOUT THE TRUST

The Trust is an open-end management investment company consisting of multiple series, including the Fund. This SAI relates to the Fund. The Trust was organized as a Delaware statutory trust on January 13, 2022. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (together with the rules and regulations adopted thereunder, as amended, the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Trust is governed by its Board of Trustees (the “Board”). The Fund’s investment objective is to seek to track the performance, before fees and expenses, of the MarketVector™ US Listed AI and Power Infrastructure Index (the “Index”). Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Fund.

The Fund offers and issues Shares at their net asset value (“NAV”) only in aggregations of a specified number of Shares (each, a “Creation Unit”). The Fund generally offers and issues Shares in exchange for a basket of securities (“Deposit Securities”) together with the deposit of a specified cash payment (“Cash Component”). The Trust reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security. Shares are or will be listed on The Nasdaq Stock Market, LLC (the “Exchange”). Shares trade on the Exchange at market prices that may differ from the Shares’ NAV. Shares are also redeemable only in Creation Unit aggregations, and generally in exchange for portfolio securities and a specified cash payment, or entirely for cash. As a practical matter, only institutions or large investors, known as “Authorized Participants” or “APs,” purchase or redeem Creation Units. Except when aggregated in Creation Units, Shares are not individually redeemable.

Shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to a specified percentage of the value of the missing Deposit Securities, as set forth in the Participant Agreement (as defined below). The Trust may impose a transaction fee for each creation or redemption. In all cases, such fees will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities. As in the case of other publicly traded securities, brokers’ commissions on transactions in the secondary market will be based on negotiated commission rates at customary levels.

ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES, POLICIES, AND RELATED RISKS

The Fund’s investment objective and principal investment strategies are described in the Prospectus, under “Investment Objective” and “Principal Investment Strategies,” respectively. The following information supplements, and should be read in conjunction with, the Prospectus. For a description of certain permitted investments, see “Description of Permitted Investments” in this SAI.

With respect to the Fund’s investments, unless otherwise noted, if a percentage limitation on investment is adhered to at the time of investment or contract, a subsequent increase or decrease as a result of market movement or redemption will not result in a violation of such investment limitation.

Non-Diversification

The Fund is classified as a non-diversified investment company under the 1940 Act’s diversification requirements. A “non-diversified” classification means that the Fund is not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. This means that the Fund may invest a greater portion of its assets in the securities of a single issuer or a small number of issuers than if it was a diversified fund, and therefore, those issuers may constitute a greater portion of the Fund’s portfolio. This may have an adverse effect on the Fund’s performance or subject its Shares to greater price volatility than more diversified investment companies. Moreover, in pursuing its objective, the Fund may hold the securities of a single issuer in an amount exceeding 10% of the value of the outstanding securities of the issuer, subject to restrictions imposed by the Internal Revenue Code of 1986, as amended (the “Code”).

Although the Fund is non-diversified for purposes of the 1940 Act, the Fund intends to maintain the required level of diversification and otherwise conduct its operations so as to qualify as a regulated investment company (“RIC”) for purposes of the Code, and to relieve the Fund of any liability for federal income tax to the extent that their earnings are distributed to shareholders. Compliance with the diversification requirements of the Code may limit the investment flexibility of the Fund and may make it less likely that the Fund will meet its investment objectives. See “Federal Income Taxes” in this SAI for further discussion.

General Risks

The value of the Fund’s portfolio securities may fluctuate with changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular security or issuer and changes in general economic or political conditions. An investor in the Fund could lose money over short or long periods of time.

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There can be no guarantee that a liquid market for the securities held by the Fund will be maintained. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of Shares will be adversely affected if trading markets for the Fund’s portfolio securities are limited or absent, or if bid/ask spreads are wide.

Financial markets, both domestic and foreign, have recently experienced an unusually high degree of volatility. Continuing events and possible continuing market turbulence may have an adverse effect on Fund performance.

Cyber Security Risk. Investment companies, such as the Fund, and their service providers may be subject to operational and information security risks resulting from cyber attacks. Cyber attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber security breaches. Cyber attacks affecting the Fund or the Adviser, Custodian (defined below), Transfer Agent (defined below), intermediaries or other third-party service providers may adversely impact the Fund. For instance, cyber attacks may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential company information, impede trading, subject the Fund to regulatory fines or financial losses, and cause reputational damage. The Fund may also incur additional costs for cyber security risk management purposes. Similar types of cyber security risks are also present for issuers of securities in which the Fund invests, which could result in material adverse consequences for such issuers, and may cause the Fund’s investment in such portfolio companies to lose value.

Index Tracking Risks. The Fund’s return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses, including taxes, not applicable to the Index and incurs costs associated with buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index, or (if applicable) raising cash to meet redemptions or deploying cash in connection with inflows into the Fund. Transaction costs, including brokerage costs, may decrease the Fund’s NAV.

Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Index. Unusual market conditions may cause the Index provider to postpone a scheduled rebalance, which could cause the Index to vary from its normal or expected composition. There is no assurance that the Index provider or any agents that may act on its behalf will compile the Index accurately, or that the Index will be determined, composed or calculated accurately. Errors in respect of the quality, accuracy and completeness of the data used to compile the Index may occur from time to time and may not be identified and corrected by the Index provider, particularly where the indices are less commonly used as benchmarks by funds or managers. Therefore, gains, losses or costs associated with errors of the Index provider or its agents will generally be borne by the Fund and its shareholders. For example, during a period where the Index contains incorrect constituents, the Fund would have market exposure to such constituents and would be underexposed to the Index’s other constituents. Such errors may negatively or positively impact the Fund and its shareholders.

When the Index is rebalanced and the Fund in turn rebalances its portfolio to attempt to increase the correlation between the Fund’s portfolio and the Index, any transaction costs and market exposure arising from such portfolio rebalancing will be borne directly by the Fund and its shareholders. The Fund may not be fully invested at times either as a result of cash flows into the Fund or reserves of cash held by the Fund to pay expenses or to meet redemptions. In addition, the Fund may not invest in certain securities and/or other assets included in the Index, or invest in them in the exact proportions in which they are represented in the Index. The Fund’s performance may also deviate from the return of the Index for a variety of reasons, including certain exchange listing standards (where applicable), a lack of liquidity in markets in which such securities trade, potential adverse tax consequences or other regulatory reasons (such as diversification requirements). A lack of liquidity may be due to various events, including market events, economic conditions or investor perceptions. Illiquid securities may be difficult to value and their value may be lower than the market price of comparable liquid securities, which would negatively affect the Fund’s performance. Moreover, the Fund may be delayed in purchasing or selling securities included in the Index. When markets are volatile, the ability to sell securities at fair value prices may be adversely impacted and may result in additional trading costs and/or increase the index tracking risk. The Fund may also need to rely on borrowings to meet redemptions, which may lead to increased expenses. For tax efficiency purposes, the Fund may sell certain securities, and such sale may cause the Fund to realize a loss and deviate from the performance of the Index. The Fund’s performance may also deviate from the performance of the Index due to the impact of withholding taxes, late announcements relating to changes to the Index and high turnover of the Index.

The Fund may fair value certain of its investments. To the extent the Fund calculates its NAV based on fair value prices and its NAV is based on prices that differ from those used in calculating the Index, the Fund’s ability to track the Index may be adversely affected. The need to comply with the tax diversification and other requirements of the Code may also impact the Fund’s ability to track the performance of the Index. Actions taken in response to proposed corporate actions could also result in increased tracking error. In light of the factors discussed above, the Fund’s return may deviate significantly from the return of the Index.

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Apart from scheduled rebalances, the Index provider or its agents may carry out additional ad hoc rebalances to the Index in order, for example, to correct an error in the selection of Index constituents. When the Index is rebalanced and the Fund in turn rebalances its portfolio to attempt to increase the correlation between the Fund’s portfolio and the Index, any transaction costs and market exposure arising from such portfolio rebalancing will be borne directly by the Fund and its shareholders. Therefore, errors and additional ad hoc rebalances carried out by the Index provider to the Index may increase the costs to and the tracking error risk of the Fund.

Index tracking risk may be heightened during times of increased market volatility or other unusual market conditions. Changes to the composition of the Index in connection with a rebalancing or reconstitution of the Index may cause the Fund to experience increased volatility, during which time the Fund’s index tracking risk may be heightened.

DESCRIPTION OF PERMITTED INVESTMENTS

The following are descriptions of the permitted investments and investment practices and the associated risk factors. The Fund will invest in any of the following instruments or engage in any of the following investment practices only if such investment or activity is consistent with the Fund’s investment objective and permitted by the Fund’s stated investment policies. In addition, certain of the techniques and investments discussed in this SAI are not principal strategies of the Fund as disclosed in the Prospectus, and while such techniques and investments are permissible for the Fund to utilize, the Fund is not required to utilize such non-principal techniques or investments.

Borrowing

Although the Fund does not intend to borrow money, the Fund may do so to the extent permitted by the 1940 Act. Under the 1940 Act, the Fund may borrow up to one-third (1/3) of its total assets. The Fund will borrow money only for short-term or emergency purposes. Such borrowing is not for investment purposes and will be repaid by the Fund promptly. Borrowing will tend to exaggerate the effect on NAV of any increase or decrease in the market value of the Fund’s portfolio. Money borrowed will be subject to interest costs that may or may not be recovered by earnings on the securities purchased. The Fund also may be required to maintain minimum average balances in connection with a borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

Equity Securities

Equity securities, such as the common stocks of an issuer, are subject to stock market fluctuations and therefore may experience volatile changes in value as market conditions, consumer sentiment, or the financial condition of the issuers change. A decrease in value of the equity securities in the Fund’s portfolio may also cause the value of the Fund’s Shares to decline.

An investment in the Fund should be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of the Fund’s portfolio securities and therefore a decrease in the value of Shares of the Fund). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence and perceptions change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic or banking crises.

Types of Equity Securities:

Common Stocks — Common stocks represent units of ownership in a company. Common stocks usually carry voting rights and earn dividends. Unlike preferred stocks, which are described below, dividends on common stocks are not fixed but are declared at the discretion of the company’s board of directors.

Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, generally have inferior rights to receive payments from the issuer in comparison with the rights of creditors or holders of debt obligations or preferred stocks. Further, unlike debt securities, which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.

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Preferred Stocks — Preferred stocks are also units of ownership in a company. Preferred stocks normally have preference over common stock in the payment of dividends and the liquidation of the company. However, in all other respects, preferred stocks are subordinated to the liabilities of the issuer. Unlike common stocks, preferred stocks are generally not entitled to vote on corporate matters. Types of preferred stocks include adjustable-rate preferred stock, fixed dividend preferred stock, perpetual preferred stock, and sinking fund preferred stock.

Generally, the market values of preferred stock with a fixed dividend rate and no conversion element vary inversely with interest rates and perceived credit risk.

Rights and Warrants — A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued. Rights normally have a short life of usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants are freely transferable and are traded on major exchanges. Unlike rights, warrants normally have a life that is measured in years and entitles the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Corporations often issue warrants to make the accompanying debt security more attractive.

An investment in warrants and rights may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights and warrants increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.

When-Issued Securities — A when-issued security is one whose terms are available and for which a market exists, but which has not been issued. When the Fund engages in when-issued transactions, it relies on the other party to complete the sale. If the other party fails to complete the sale, the Fund may miss the opportunity to obtain the security at a favorable price or yield.

When purchasing a security on a when-issued basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield changes. At the time of settlement, the value of the security may be more or less than the purchase price. The yield available in the market when the delivery takes place also may be higher than those obtained in the transaction itself. Because the Fund does not pay for the security until the delivery date, these risks are in addition to the risks associated with its other investments.

Rule 18f-4 under the 1940 Act (“Rule 18f-4” or the “Derivatives Rule”) permits the Fund to invest in securities on a when-issued or forward-settling basis, or with a non-standard settlement cycle, notwithstanding the limitation on the issuance of senior securities in Section 18 of the 1940 Act, provided that the Fund intends to physically settle the transaction and the transaction will settle within 35 days of its trade date (the “Delayed-Settlement Securities Provision”). A when-issued, forward-settling, or non-standard settlement cycle security that does not satisfy the Delayed-Settlement Securities Provision is treated as a derivatives transaction under Rule 18f-4.

Foreign Securities

The Fund may invest directly in foreign securities or have indirect exposure to foreign securities. Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards, and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers, and listed companies than exists in the United States. Interest and dividends paid by foreign issuers as well as gains or proceeds realized from the sale or other disposition of foreign securities may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to the Fund by domestic companies or the U.S. government. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, the imposition of economic sanctions, confiscatory taxation, political, economic or social instability, or diplomatic developments that could affect assets of the Fund held in foreign countries. The establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations. In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.

Decreases in the value of currencies of the foreign countries in which the Fund may invest relative to the U.S. dollar will result in a corresponding decrease in the U.S. dollar value of the Fund’s assets denominated in those currencies (and possibly a corresponding increase in the amount of securities required to be liquidated to meet distribution requirements). Conversely, increases in the value of currencies of the foreign countries in which the Fund invests relative to the U.S. dollar will result in a corresponding increase in the U.S. dollar value of the Fund’s assets (and possibly a corresponding decrease in the amount of securities to be liquidated).

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Investing in emerging markets can have more risk than investing in developed foreign markets. The risks of investing in these markets may be exacerbated relative to investments in foreign markets. Governments of developing and emerging market countries may be more unstable as compared to more developed countries. Developing and emerging market countries may have less developed securities markets or exchanges, and legal and accounting systems. It may be more difficult to sell securities at acceptable prices and security prices may be more volatile than in countries with more mature markets. Currency values may fluctuate more in developing or emerging markets. Developing or emerging market countries may be more likely to impose government restrictions, including confiscatory taxation, expropriation or nationalization of a company’s assets, and restrictions on foreign ownership of local companies. In addition, emerging markets may impose restrictions on the Fund’s ability to repatriate investment income or capital and, thus, may adversely affect the operations of the Fund. Certain emerging markets may impose constraints on currency exchange and some currencies in emerging markets may have been devalued significantly against the U.S. dollar. For these and other reasons, the prices of securities in emerging markets can fluctuate more significantly than the prices of securities of companies in developed countries. The less developed the country, the greater effect these risks may have on the Fund.

IPOs/Special Purpose Acquisition Companies (SPACs)/de-SPACs.

The Fund may invest in companies that have recently completed an IPO, are derived from a SPAC, or are derived from a de-SPAC business combination. These companies may be unseasoned and lack a trading history, a track record of reporting to investors, and widely available research coverage. IPOs and stocks derived from SPACs or de-SPAC business combination are thus often subject to extreme price volatility and speculative trading. These stocks may have above-average price appreciation in connection with the IPO or relevant transaction prior to the Fund’s purchase. The price of stocks selected may not continue to appreciate and the performance of these stocks may not replicate the performance exhibited in the past. In addition, IPOs and stocks derived from SPACs or de-SPACS business combinations may share similar illiquidity risks of private equity and venture capital. The ownership of many IPOs and stocks derived from SPACS or de-SPACs often includes large holdings by venture capital and private equity investors who seek to sell their shares in the public market in the months following an IPO or relevant transaction when shares restricted by lock-up are released, causing greater volatility and possible downward pressure during the time that locked-up shares are released.

In addition, SPAC risks include potential pricing misalignment. Further, less-publicly available information exists regarding SPACs than that which is available in connection with traditional IPOS. Early investors in a SPAC may invest on the reputation of the sponsor, which may not reflect the value of the target company. SPACs are speculative investments and are subject to conflicts of interest and fraud risks. SPAC trading pricings, including market prices, may fluctuate significantly. The Fund may invest in a SPAC at a higher price which would reduce the return to shareholders. SPACs may invest proceeds in U.S. treasuries. SPACS produce no income. SPACs have little to no liquidity and often trade at a discount to their net asset values.

Illiquid Investments and Restricted Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Fund may not acquire any “illiquid investment” if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. An “illiquid investment” is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund has implemented a liquidity risk management program and related procedures to identify illiquid investments pursuant to Rule 22e-4. The 15% limit shall be observed continuously.

The Fund may purchase certain restricted securities that can be resold to institutional investors and which may be determined not to be illiquid investments pursuant to the Fund’s liquidity risk management program. In many cases, those securities are traded in the institutional market under Rule 144A under the Securities Act and are called Rule 144A securities.

Investments in illiquid investments involve more risks than investments in similar securities that are readily marketable. Illiquid investments may trade at a discount from comparable, more liquid investments. Investment of the Fund’s assets in illiquid investments may restrict the ability of the Fund to dispose of its investments in a timely fashion and for a fair price as well as its ability to take advantage of market opportunities. The risks associated with illiquidity will be particularly acute where the Fund’s operations require cash, such as when the Fund has net redemptions, and could result in the Fund borrowing to meet short-term cash requirements or incurring losses on the sale of illiquid investments.

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Illiquid investments are often restricted securities sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. In many cases, the privately placed securities may not be freely transferable under the laws of the applicable jurisdiction or due to contractual restrictions on resale. To the extent privately placed securities may be resold in privately negotiated transactions, the prices realized from the sales could be less than those originally paid by the Fund or less than the fair value of the securities. In addition, issuers whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded. If any privately placed securities held by the Fund are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expenses of registration. Private placement investments may involve investments in smaller, less seasoned issuers, which may involve greater risks than investments in more established companies. These issuers may have limited product lines, markets or financial resources, or they may be dependent on a limited management group. In making investments in private placement securities, the Fund may obtain access to material non-public information, which may restrict the Fund’s ability to conduct transactions in those securities.

Investment Company Securities

The Fund may invest in the securities of other investment companies, including money market funds and ETFs, subject to applicable limitations under Section 12(d)(1) of the 1940 Act. Investing in another pooled vehicle exposes the Fund to all the risks of that pooled vehicle. If a Fund invests in and, thus, is a shareholder of, another investment company, such Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Adviser and the other expenses that the Fund bears directly in connection with its own operations.

Pursuant to Section 12(d)(1), the Fund may invest in the securities of another investment company (the “acquired company”) provided that the Fund, immediately after such purchase or acquisition, does not own in the aggregate: (1) more than 3% of the total outstanding voting stock of the acquired company; (2) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (3) securities issued by the acquired company and all other investment companies (other than treasury stock of the Fund) having an aggregate value in excess of 10% of the value of the total assets of the Fund. To the extent allowed by law or regulation, the Fund may invest its assets in securities of investment companies that are money market funds in excess of the limits discussed above.

However, registered investment companies are permitted to invest in other investment companies beyond the limits set forth in Section 12(d)(1), subject to certain conditions. The Fund may rely on Rule 12d1-4 of  the 1940 Act, which provides an exemption from Section 12(d)(1) that allows the Fund to invest beyond the stated limits in other registered funds, including ETFs, if the Fund satisfies certain conditions specified in the Rule, including, among other conditions, that the Fund and its advisory group will not control (individually or in the aggregate) an acquired fund (e.g., hold more than 25% of the outstanding voting securities of an acquired fund that is a registered open-end management investment company)

The Fund may rely on Section 12(d)(1)(F) and Rule 12d1-3 of the 1940 Act, which provide an exemption from Section 12(d)(1) that allows the Fund to invest all of its assets in other registered funds, including ETFs, if, among other conditions: (1) the Fund, together with its affiliates, acquires no more than three percent of the outstanding voting stock of any acquired fund; and (2) the sales load charged on Shares is no greater than the limits set forth in Rule 2830 of the Conduct Rules of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Money Market Funds

The Fund may invest in underlying money market funds that either seek to maintain a stable $1 NAV (“stable NAV money market funds”) or that have a share price that fluctuates (“variable NAV market funds”). Although an underlying stable NAV money market fund seeks to maintain a stable $1 NAV, it is possible for the Fund to lose money by investing in such a money market fund. Because the share price of an underlying variable NAV market fund will fluctuate, when the Fund sells the shares it owns they may be worth more or less than what the Fund originally paid for them. In addition, neither type of money market fund is designed to offer capital appreciation. Certain underlying money market funds may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if such fund’s liquidity falls below required minimums.

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Other Short-Term Instruments

The Fund may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity or for other reasons. Money market instruments are generally short-term investments that may include but are not limited to: (1) shares of money market funds; (2) obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities (including government-sponsored enterprises); (3) negotiable certificates of deposit (“CDs”), bankers’ acceptances, fixed time deposits, and other obligations of U.S. and foreign banks (including foreign branches) and similar institutions; (4) commercial paper rated at the date of purchase “Prime-1” by Moody’s Investors Service or “A-1” by S&P Global Ratings or, if unrated, of comparable quality as determined by the Adviser; (5) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that satisfy the rating requirements set forth in Rule 2a-7 under the 1940 Act; and (6) short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, in the opinion of the Adviser, are of comparable quality to obligations of U.S. banks which may be purchased by the Fund. Any of these instruments may be purchased on a current or a forward-settled basis. Money market instruments also include shares of money market funds. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Securities Lending

The Fund may lend portfolio securities to certain creditworthy borrowers. The borrowers provide collateral that is maintained in an amount at least equal to the current value of the securities loaned. The Fund may terminate a loan at any time and obtain the return of the securities loaned. The lending Fund receives the value of any interest or cash or non-cash distributions paid on the loaned securities. Distributions received on loaned securities in lieu of dividend payments (i.e., substitute payments) would not be considered qualified dividend income.

With respect to loans that are collateralized by cash, the borrower will be entitled to receive a fee based on the amount of cash collateral. The Fund is compensated by the difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, the Fund is compensated by a fee paid by the borrower equal to a percentage of the value of the loaned securities. Any cash collateral may be reinvested in certain short-term instruments either directly on behalf of the lending Fund or through one or more joint accounts or money market funds, which may include those managed by the Adviser.

The Fund may pay a portion of the interest or fees earned from securities lending to a borrower as described above, and to one or more securities lending agents approved by the Board who administer the lending program for the Fund in accordance with guidelines approved by the Board. In such capacity, the lending agent causes the delivery of loaned securities from the Fund to borrowers, arranges for the return of loaned securities to the Fund at the termination of a loan, requests deposit of collateral, monitors the daily value of the loaned securities and collateral, requests that borrowers add to the collateral when required by the loan agreements, and provides recordkeeping and accounting services necessary for the operation of the program.

Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process), “gap” risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees the Fund has agreed to pay a borrower), and credit, legal, counterparty and market risk. In the event a borrower does not return the Fund’s securities as agreed, the Fund may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated plus the transaction costs incurred in purchasing replacement securities.

Tax Risks

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in the Prospectus and this SAI is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-deferred retirement account or other tax-advantaged arrangement, such as an individual retirement account, you need to be aware of the possible tax consequences when the Fund makes distributions or you sell Shares.

Temporary Defensive Strategies

Under normal market conditions, the Fund will stay fully invested according to its principal investment strategies. For temporary defensive purposes during adverse market, economic, political, or other conditions, the Fund may invest up to 100% of its assets in cash or cash equivalents, such as U.S. Government obligations, investment grade debt securities and other money market instruments. Taking a temporary defensive position may result in the Fund not achieving its investment objective.

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INVESTMENT RESTRICTIONS

The Trust has adopted the following investment restrictions as fundamental policies with respect to the Fund. These restrictions cannot be changed with respect to the Fund without the approval of the holders of a majority of the Fund’s outstanding voting securities. For the purposes of the 1940 Act, a “majority of outstanding shares” means the vote of the lesser of: (1) 67% or more of the voting securities of the Fund present at the meeting if the holders of more than 50% of the Fund’s outstanding voting securities are present or represented by proxy; or (2) more than 50% of the outstanding voting securities of the Fund.

Except with the approval of a majority of the outstanding voting securities, the Fund may not:

1.	Borrow money or issue senior securities (as defined under the 1940 Act), except to the extent permitted under the 1940 Act.

2.	Make loans, except to the extent permitted under the 1940 Act.

3.	Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments, except to the extent permitted under the 1940 Act. This shall not prevent the Fund from investing in securities or other instruments backed by real estate, real estate investment trusts (“REITs”) or securities of companies engaged in the real estate business.

4.	Purchase or sell commodities unless acquired as a result of ownership of securities or other instruments, except to the extent permitted under the 1940 Act. This shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.

5.	Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act.

6.	Concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries, except that the Fund will concentrate to approximately the same extent that the Index concentrates in the securities of such particular industry or group of related industries. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, investment companies, and tax-exempt securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

In determining its compliance with the fundamental investment restriction on concentration, the Fund will look through to the underlying holdings of any investment company that publicly publishes its underlying holdings on a daily basis. In addition, if an underlying investment company does not publish its holdings daily but has a policy to concentrate or has otherwise disclosed that it is concentrated in a particular industry or group of related industries, the Fund will consider such investment company as being invested in such industry or group of related industries. Additionally, in determining its compliance with the fundamental investment restriction on concentration, the Fund will look through to the user or use of private activity municipal bonds to determine their industry.

For purposes of applying the limitation set forth in the concentration policy set forth above, a Fund may use the Standard Industrial Classification (SIC) Codes, North American Industry Classification System (NAICS) Codes, MSCI Global Industry Classification System, FTSE/Dow Jones Industry Classification Benchmark (ICB) system, or any other reasonable industry classification system (including systems developed by the Adviser) to identify each industry. The Fund’s method applying the limitations in the above concentration policy, including the classification levels used, may differ from those of the Trust’s other series.

If a percentage limitation is adhered to at the time of investment or contract, a later increase or decrease in percentage resulting from any change in value or total or net assets will not result in a violation of such restriction, except that the percentage limitations with respect to the borrowing of money and illiquid investments will be observed continuously.

EXCHANGE LISTING AND TRADING

Shares are listed for trading and trade throughout the day on the Exchange.

There can be no assurance that the Fund will continue to meet the requirements of the Exchange necessary to maintain the listing of Shares. The Exchange may, but is not required to, remove Shares of the Fund from the listing under any of the following circumstances: (1) the Exchange becomes aware that the Fund is no longer eligible to operate in reliance on Rule 6c-11 of the Investment Company Act of 1940; (2) the Fund no longer complies with the Exchange’s requirements for Shares; or (3) such other event shall occur or condition shall exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will remove Shares of the Fund from listing and trading upon termination of the Fund.

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The Trust reserves the right to adjust the price levels of Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.

MANAGEMENT OF THE TRUST

Board Responsibilities. The Board oversees the management and operations of the Trust. Like all mutual funds, the day-to-day management and operation of the Trust is the responsibility of the various service providers to the Trust, such as the Adviser, the Distributor, the Administrator, the Sub-Administrator, the Custodian, and the Transfer Agent, each of whom is discussed in greater detail in this Statement of Additional Information. The Board has appointed various senior employees of the Administrator as officers of the Trust, with responsibility to monitor and report to the Board on the Trust’s operations. In conducting this oversight, the Board receives regular reports from these officers and the service providers. For example, the Treasurer reports as to financial reporting matters and the President reports as to matters relating to the Trust’s operations. In addition, the Adviser provides regular reports on the investment strategy and performance of the Fund. The Board has appointed a Chief Compliance Officer who administers the Trust’s compliance program and regularly reports to the Board as to compliance matters. These reports are provided as part of formal “Board Meetings” which are typically held quarterly, in person, and involve the Board’s review of recent operations. In addition, various members of the Board also meet with management in less formal settings, between formal “Board Meetings,” to discuss various topics. In all cases, however, the role of the Board and of any individual Trustee is one of oversight and not of management of the day-to-day affairs of the Trust and its oversight role does not make the Board a guarantor of the Trust’s investments, operations or activities.

As part of its oversight function, the Board receives and reviews various risk management reports and discusses these matters with appropriate management and other personnel. Because risk management is a broad concept comprised of many elements (e.g., investment risk, issuer and counterparty risk, compliance risk, operational risks, business continuity risks, etc.), the oversight of different types of risks is handled in different ways. For example, the Board meets regularly with the CCO to discuss compliance and operational risks and the Audit Committee meets with the Trust’s independent public accounting firm to discuss, among other things, the internal control structure of the Trust’s financial reporting function.

The full Board also receives reports from the Adviser as to investment risks of the Fund. In addition to these reports, from time to time the full Board receives reports from the Administrator and the Adviser as to enterprise risk management.

The Board recognizes that not all risks that may affect the Fund can be identified and/or quantified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the Fund’s goals, and that the processes, procedures, and controls employed to address certain risks may be limited in their effectiveness. Moreover, reports received by the Board as to risk management matters are typically summaries of the relevant information. Most of the Fund’s investment management and business affairs are carried out by or through the Adviser and other service providers, each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from the Fund’s and each other’s in the setting of priorities, the resources available, or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board’s ability to monitor and manage risk, as a practical matter, is subject to limitations.

Members of the Board. There are four members of the Board, three of whom are not interested persons of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”). Mr. Eric W. Falkeis serves as Chairman of the Board and is an interested person of the Trust.

The Board is composed of a majority (75 percent) of Independent Trustees. The Board has determined its leadership structure is appropriate given the specific characteristics and circumstances of the Trust. The Board has a Lead Independent Trustee, who acts as the primary liaison between the Independent Trustees and management. Ms. Michelle McDonough currently serves as the Lead Independent Trustee of the Board. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the Independent Trustees from Fund management.

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Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o Tidal Trust II, 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204.

Name and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees(3)
Javier Marquina Born: 1973	Trustee	Indefinite term; since 2022	Founder and Chief Executive Officer of ARQ Consultants Inc. (since 2019) a firm specializing in cross border real estate investments; Interim CEO for the Americas of Acciona Inmobiliaria (2020 to 2021); Head of Investment Team for Latin America for GLL Real Estate Partners (2016 to 2020).	315	Board Vice-Chairman of Inmobiliaria Spectrum (Guatemala and UK); Independent Board Member of LATAM Logistics Properties S.A. (Columbia, Peru and Costa Rica); Independent Board Member of Logistic Properties of the Americas
Michelle McDonough Born: 1980	Trustee	Indefinite term; since 2022	Chief Operating Officer, Trillium Asset Management LLC (2010 to June 2024)	315	Trillium Asset Management, LLC (2020 to June 2024)
Dave Norris Born: 1976	Trustee	Indefinite term; since 2022	Consulting work with Rubin Brown, CPA services (since 2024); Consulting work with RedRidge Diligence Services (2023 to 2024); Chief Operating Officer, RedRidge Diligence Services (2011 to 2023)	315	None
Interested Trustee
Eric W. Falkeis(4) Born: 1973	Principal Executive Officer, Trustee, and Chairman	Principal Executive Officer since 2022, Indefinite term; Trustee, and Chairman, since 2022, Indefinite term	Chief Operating Officer, Tidal Investments LLC (since 2023); Chief Executive Officer, Tidal ETF Services LLC (since 2018).	444	Independent Director, Muzinich Direct Lending Income Fund, Inc. (since 2023); Independent Director, Muzinich BDC, Inc.(since 2019); Trustee, Professionally Managed Portfolios (27 series) (since 2011); Trustee and Chairman of Tidal Trust I (since 2018); Trustee and Chairman of Tidal Trust III (since 2025); Trustee and Chairman of Tidal Trust IV (since 2025);Trustee and Chairman of Tidal Trust V (since 2025).

(1)	The Trustees have designated a mandatory retirement age of 78, such that each Trustee, serving as such on the date he or she reaches the age of 78, shall submit his or her resignation not later than the last day of the calendar year in which his or her 78th birthday occurs.
(2)	The group of funds sponsored by Tidal and managed by the Adviser or its affiliates, including Tidal Trust I, Tidal Trust II Tidal Trust III, Tidal Trust IV and Tidal Trust V.
(3)	All Independent Trustees of the Trust are not “interested persons” of the Trust as defined under the 1940 Act (the “Independent Trustees”).
(4)	Mr. Falkeis is considered an “interested person” of the Trust due to his positions as Principal Executive Officer and Chairman of the Trust, and Chief Executive Officer of Tidal ETF Services LLC, a Tidal Financial Group company and an affiliate of the Adviser.

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Individual Trustee Qualifications.

The Board believes that each of the Trustees has the qualifications, experience, attributes and skills (“Trustee Attributes”) appropriate to their service as Trustees of the Trust in light of the Trust’s business and structure. Each of the Trustees has substantial business and professional backgrounds that indicate they have the ability to critically review, evaluate and access information provided to them. Certain of these business and professional experiences are set forth in detail in the table above. The Board annually conducts a ’self-assessment’ wherein the effectiveness of the Board and individual Trustees is reviewed.

In addition to the information provided in the table above, below is certain additional information concerning each particular Trustee and certain of their Trustee Attributes. The information provided below, and in the table above, is not all-inclusive. Many Trustee Attributes involve intangible elements, such as intelligence, integrity, work ethic, the ability to work together, the ability to communicate effectively, the ability to exercise judgment, the ability to ask incisive questions, and commitment to shareholder interests. In conducting its annual self-assessment, the Board has determined that the Trustees have the appropriate attributes and experience to serve effectively as Trustees of the Trust.

The Board has concluded that Mr. Marquina should serve as a Trustee because of his substantial business experience related to commercial real estate investment and business development through his current position as CEO and Founder at ARQ Consultants Inc., as well as through former positions. The Board believes Mr. Marquina’s experience, qualifications, attributes, or skills, on an individual basis and in combination with those of the other Trustees, led to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

The Board has concluded that Ms. McDonough should serve as a Trustee because of her substantial financial services experience, including experience with operations, compliance, IT, service provider oversight and management. For over a decade, Ms. McDonough has served as COO of Trillium Asset Management and in that capacity oversees all non-investment functions for the firm. The Board believes Ms. McDonough’s experience, qualifications, attributes, or skills, on an individual basis and in combination with those of the other Trustees, led to the conclusion that she possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

The Board has concluded that Mr. Norris should serve as a Trustee because of his substantial experience across multitude of industries and operated businesses. Mr. Norris’ business operation experience consists of capital raising, business development, investor relations, strategic planning, treasury management, deal execution, restructuring oversight of back-office functions. Mr. Norris serves as the Trust’s Audit Committee Financial Expert. The Board believes Mr. Norris’ experience, qualifications, attributes, or skills, on an individual basis and in combination with those of the other Trustees, led to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

The Board has concluded that Mr. Falkeis should serve as a Trustee because of his substantial investment company experience and his experience with financial, accounting, investment, and regulatory matters through his former position as Senior Vice President and Chief Financial Officer (and other positions) of U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Global Fund Services” or the “Transfer Agent”), a full service provider to ETFs, mutual funds, and alternative investment products, from 1997 to 2013, as well as a Trustee and Chairman of the Tidal Trust I, from 2018 to present. Trustee and Chairman of Tidal Trust III, from 2025 to present, Trustee and Chairman of the Tidal Trust IV, from 2025 to present, and Trustee and Chairman of the Tidal Trust V, from 2025 to present. In addition, he has experience consulting with investment advisors regarding the legal structure of mutual funds, distribution channel analysis, and actual distribution of those funds. Mr. Falkeis also has substantial managerial, operational, technological, and risk oversight related experience through his former position as Chief Operating Officer of the advisers to the Direxion mutual fund and ETF complex. The Board believes Mr. Falkeis’ experience, qualifications, attributes, or skills on an individual basis and in combination with those of the other Trustees led to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

Board Committees. The Board has established the following standing committees of the Board:

Audit Committee. The Board has a standing Audit Committee that is composed of each of the Independent Trustees of the Trust and is chaired by an Independent Trustee. Mr. Norris is chair of the Audit Committee and he presides at the Audit Committee meetings, participates in formulating agendas for Audit Committee meetings, and coordinates with management to serve as a liaison between the Independent Trustees and management on matters within the scope of responsibilities of the Audit Committee as set forth in its Board-approved written charter. The chair of the Audit Committee may delegate certain tasks to a vice chair. Ms. McDonough currently serves as vice chair of the Audit Committee. The principal responsibilities of the Audit Committee include overseeing the Trust’s accounting and financial reporting policies and practices and its internal controls; overseeing the quality, objectivity and integrity of the Trust’s financial statements and the independent audits thereof; monitoring the independent auditor’s qualifications, independence, and performance; acting as a liaison between the Trust’s independent auditors and the full Board; pre-approving all auditing services to be performed for the Trust; reviewing the compensation and overseeing the work of the independent auditor (including resolution of disagreements between management and the independent auditor regarding financial reporting) for the purpose of preparing or issuing an audit report or related work; pre-approving all permitted non-audit services (including the fees and terms thereof) to be performed for the Trust; pre-approving all permitted non-audit services to be performed for any investment adviser or sub-adviser to the Trust by any of the Trust’s independent auditors if the engagement relates directly to the operations and financial reporting of the Trust; meeting with the Trust’s independent auditors as necessary to (1) review the arrangement for and scope of the annual audits and any special audits, (2) discuss any matters of concern relating to the Fund’s financial statements, (3) consider the independent auditors’ comments with respect to the Trust’s financial policies, procedures and internal accounting controls and Trust management’s responses thereto, and (4) review the form of opinion the independent auditors propose to render to the Board and the Fund’s shareholders; discussing with management and the independent auditor significant financial reporting issues and judgments made in connection with the preparation of the Fund’s financial statements; and reviewing and discussing reports from the independent auditors on (1) all critical accounting policies and practices to be used, (2) all alternative treatments within generally accepted accounting principles for policies and practices related to material items that have been discussed with management, (3) other material written communications between the independent auditor and management, including any management letter, schedule of unadjusted differences, or management representation letter, and (4) all non-audit services provided to any entity in the Trust that were not pre-approved by the Committee; and reviewing disclosures made to the Committee by the Trust’s principal executive officer and principal accounting officer during their certification process for the Fund’s Form N-CSR. For the fiscal period ended August 31, 2025, the Audit Committee did not meet with respect to the Fund.

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The Audit Committee also serves as the Qualified Legal Compliance Committee (“QLCC”) for the Trust for the purpose of compliance with Rules 205.2(k) and 205.3(c) of the Code of Federal Regulations, regarding alternative reporting procedures for attorneys retained or employed by an issuer who appear and practice before the SEC on behalf of the issuer (the “issuer attorneys”). An issuer attorney who becomes aware of evidence of a material violation by the Trust, or by any officer, director, employee, or agent of the Trust, may report evidence of such material violation to the QLCC as an alternative to the reporting requirements of Rule 205.3(b) (which requires reporting to the chief legal officer and potentially escalating further to other entities). For the fiscal period ended August 31, 2025, the QLCC has not met with respect to the Trust.

Nominating and Governance Committee. The Board has a standing Nominating and Governance Committee that is composed of each of the Independent Trustees of the Trust. The Nominating and Governance Committee operates under a written charter approved by the Board. The Nominating and Governance Committee is responsible for seeking and reviewing candidates for consideration as nominees for Trustees as is considered necessary from time to time and meets only as necessary. The Nominating and Governance Committee generally will not consider nominees recommended by shareholders. The Nominating and Governance Committee is also responsible for, among other things, reviewing and making recommendations regarding Independent Trustee compensation and the Trustees’ annual “self-assessment.” Ms. McDonough is the chair of the Nominating and Governance Committee. The Nominating Committee meets periodically, as necessary, but at least annually.

Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o Tidal Trust II, 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204, unless otherwise indicated. Additional information about the Trust’s officers is as follows:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Eric W. Falkeis(1) Born: 1973	Principal Executive Officer, Interested Trustee, Chairman	Principal Executive Officer since 2022, Indefinite term; Interested Trustee, Chairman, since 2022, Indefinite term	Chief Executive Officer, Tidal ETF Services LLC (since 2023); Chief Executive Officer, Tidal ETF Services LLC (since 2018).
William H. Woolverton, Esq. Born: 1951	Chief Compliance Officer and AML Compliance Officer	AML Compliance Officer since 2023, Indefinite term; Chief Compliance Officer, Indefinite term; since 2022	Chief Compliance Officer (since 2023), Tidal Investments LLC; Chief Compliance Officer, Tidal ETF Services LLC (since 2022); Operating Partner, Altamont Capital Partners (private equity firm) (since 2021); Director, Hadron Specialty Insurance Company (since 2023); Compliance Advisor (2022 to 2023), Tidal Investments LLC; Senior Compliance Advisor, ACA Global (2020 to 2022).
Ally L. Mueller Born: 1979	President	Indefinite term; since 2025	SVP of Launches & Client Success Management (since 2025), VP of Launches & Client Success Management (2024 to 2025), Head of ETF Launches and Client Success (2023 to 2024), Head of ETF Launches and Finance Director (2019 to 2023), Tidal ETF Services LLC.
Aaron J. Perkovich Born: 1973	Treasurer, Principal Financial Officer, and Principal Accounting Officer	Indefinite term; since 2023	SVP of Fund Administration (since 2024), Head of Fund Administration (2023 to 2024), Fund Administration Manager (2022 to 2023), Tidal ETF Services LLC; Assistant Director Investments, Mason Street Advisors, LLC (2021 to 2022); Vice President, U.S. Bancorp Fund Services, LLC (2006 to 2021).
Lissa M. Richter Born: 1979	Vice President	Indefinite term; since 2025	VP of Fund Governance and Compliance (since 2024), ETF Regulatory Manager, Tidal ETF Services LLC (2021 to 2024); Senior Paralegal, Rafferty Asset Management, LLC (2013 to 2020).
Kelly J. Lavari Born: 1967	Secretary	Indefinite term; since 2025	VP of Fund Governance and Compliance (since 2024), Fund Governance Specialist (2023 to 2024), Compliance Manager – Global Credit Finance, State Street Bank & Trust (2016 to 2023).
Peter Chappy Born: 1975	Assistant Treasurer	Indefinite term; since 2023	AVP of Fund Administration (since 2024), Fund Administration Manager, Tidal ETF Services LLC (2023 to 2024); Product Owner, Allvue Systems (2022 to 2023); Senior Business Consultant, Refinitiv (2015 to 2022.
Melissa Breitzman Born: 1983	Assistant Treasurer	Indefinite term; since 2023	VP of Database Management (since 2024), Fund Administration Manager, Tidal ETF Services LLC (2023 to 2024); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2005 to 2023).

(1)	Mr. Falkeis is considered an “interested person” of the Trust due to his positions as Principal Executive Officer and Chairman of the Trust, and Chief Executive Officer of Tidal ETF Services LLC, a Tidal Financial Group company and an affiliate of the Adviser.

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Trustee Ownership of Shares. The Fund is required to show the dollar amount ranges of each Trustee’s “beneficial ownership” of Shares and each other series of the Trust as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended (the “1934 Act”).

As of December 31, 2024, Mr. Marquina beneficially owned shares of certain series of the Trust as follows, and no other Trustee owned shares of any series of the Trust:

	Dollar Range of Shares Owned in the Fund(1)	Aggregate Dollar Range of Shares of Series of the Trust
Javier Marquina	None	Over $100,000

(1)	The Fund had not commenced operations as a series of the Trust as of December 31, 2024.

As of December 31, 2024, neither the Independent Trustees nor members of their immediate family, owned securities beneficially or of record in the Adviser the Distributor (as defined below), or an affiliate of the Adviser or the Distributor. Accordingly, neither the Independent Trustees nor members of their immediate family, have direct or indirect interest, the value of which exceeds $120,000, in the Adviser, the Distributor or any of their affiliates. In addition, during the two most recently completed calendar years, neither the Independent Trustees nor members of their immediate families have conducted any transactions (or series of transactions) in which the amount involved exceeds $120,000 and to which the Adviser, the Distributor or any affiliate thereof was a party.

Board Compensation. The Independent Trustees each receive a quarterly retainer of $25,000 plus $8,000 for each regular meeting attended and $3,000 for each special meeting attended.  The Independent Trustees also receive reimbursement for travel and other out-of-pocket expenses incurred in connection with serving as a Trustee. In addition, the Lead Independent Trustee receives an annual retainer of $60,000 and the Audit Committee Vice-Chair receives an annual retainer of $20,000. The Trust has no pension or retirement plan.

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The following table shows the compensation earned by each Trustee for the Fund’s fiscal period ending August 31, 2025. Independent Trustee fees are an obligation of the Trust and are paid by the Adviser, as are other Trust expenses. The Trust pays the Adviser a unitary fee which the Adviser uses to pay Trust expenses. Trustee compensation shown below does not include reimbursed out-of-pocket expenses in connection with attendance at meetings.

Name	Aggregate Compensation From Fund	Total Compensation From Fund Complex Paid to Trustees(1)
Interested Trustees
Eric W. Falkeis	$0	$0
Independent Trustees
Javier Marquina	$0	$3,000
Michelle McDonough	$0	$3,000
David Norris	$0	$3,000

(1)	Compensation is based on amounts for the fiscal period ending August 31, 2025.

PRINCIPAL SHAREHOLDERS, CONTROL PERSONS AND MANAGEMENT OWNERSHIP

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding Shares. A control person is a shareholder that owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. Shareholders owning voting securities in excess of 25% may determine the outcome of any matter affecting and voted on by shareholders of the Fund.

As of November 26, 2025, to the best of the Trust’s knowledge, the following shareholders were considered to be principal shareholders of the Fund:

Name and Address	% of Ownership	Type of Ownership
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105-1905	26.14%	Record
National Financial Services LLC 245 Summer Street Boston, MA 02210	24.53%	Record
Citibank N.A. 388 Greenwich Street Tower Building New York, NY 10013	8.70%	Record

As of December 1, 2025, to the best of the Trust’s knowledge, no person was a control person of the Fund and the Trustees and officers of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of the Fund.

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CODES OF ETHICS

The Trust and the Adviser have each adopted codes of ethics pursuant to Rule 17j-1 of the 1940 Act. These codes of ethics are designed to prevent affiliated persons of the Trust and the Adviser from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Fund (which may also be held by persons subject to the codes of ethics). Each code of ethics permits personnel subject to that code of ethics to invest in securities for their personal investment accounts, subject to certain limitations, including limitations related to securities that may be purchased or held by the Fund. The Distributor (as defined below) relies on the principal underwriters exception under Rule 17j-1(c)(3), specifically where the Distributor is not affiliated with the Trust or the Adviser, and no officer, director, or general partner of the Distributor serves as an officer, director, or general partner of the Trust or the Adviser.

There can be no assurance that the codes of ethics will be effective in preventing such activities. Each code of ethics may be found at the SEC’s website at http://www.sec.gov.

PROXY VOTING POLICIES

The Board has delegated proxy voting responsibilities to the Adviser, subject to the Board’s oversight. In delegating proxy responsibilities, the Board has directed that proxies be voted consistent with the Fund’s and its shareholders’ best interests and in compliance with all applicable proxy voting rules and regulations. The Adviser has adopted proxy voting policies and guidelines for this purpose (“Proxy Voting Policies”), which have been adopted by the Trust as the policies and procedures that will be used when voting proxies on behalf of the Fund.

In the absence of a conflict of interest, the Adviser will generally vote “for” routine proposals, such as the election of directors, approval of auditors, and amendments or revisions to corporate documents to eliminate outdated or unnecessary provisions. Unusual or disputed proposals will be reviewed and voted on a case-by-case basis. The Proxy Voting Policies address, among other things, material conflicts of interest that may arise between the interests of the Fund and the interests of the Adviser. The Proxy Voting Policies will ensure that all issues brought to shareholders are analyzed in light of the Adviser’s fiduciary responsibilities.

The Trust’s Chief Compliance Officer is responsible for monitoring the effectiveness of the Proxy Voting Policies.

When available, information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling (833) 333-9383, (2) on the Fund’s website at www.defianceetfs.com or (3) on the SEC’s website at www.sec.gov.

INVESTMENT ADVISER

Tidal Investments LLC, a Tidal Financial Group company, located at 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204, serves as investment adviser to the Fund and has overall responsibility for the general management and administration of the Fund.

Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund subject to the direction and oversight of the Board. The Adviser is responsible for the day-to-day management of the Fund’s portfolio, including determining the securities purchased and sold by the Fund and trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions.. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping, and administrative services. Under the Advisory Agreement, in exchange for a single unitary management fee from the Fund, the Adviser has agreed to pay all expenses incurred by the Fund except for the Excluded Expenses, as defined in the Prospectus. For services provided to the Fund, the Fund pays the Adviser a unitary management fee at an annual rate of 0.69%, which is calculated daily and paid monthly, based on the Fund’s average daily net assets.

The Advisory Agreement with respect to the Fund will continue in force for an initial period of two years. Thereafter, the Advisory Agreement will be renewable from year to year with respect to the Fund, so long as its continuance is approved at least annually (1) by the vote, cast in person (or in another manner permitted by the 1940 Act or pursuant to exemptive relief therefrom) at a meeting called for that purpose, of a majority of those Trustees who are not “interested persons” of the Adviser or the Trust; and (2) by the majority vote of either the full Board or the vote of a majority of the outstanding Shares. The Advisory Agreement automatically terminates on assignment and is terminable on a 60-day written notice either by the Trust or the Adviser.

The Adviser shall not be liable to the Trust or any shareholder for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties imposed upon it by its agreement with the Trust or for any losses that may be sustained in the purchase, holding, or sale of any security.

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The table below shows management fees paid by the Fund to the Adviser for the period indicated.

Management Fee
Defiance AI & Power Infrastructure ETF
From July 24, 2025 (commencement of operations) to August 31, 2025	$3,871

PORTFOLIO MANAGERS

The Fund is managed by Kimberly Chan and Andy Hicks, each a Portfolio Manager for the Adviser.

Other Accounts. In addition to the Fund, the portfolio managers managed the following other accounts as of August 31, 2025.

Kimberly Chan, Portfolio Manager for the Adviser

Type of Accounts	Total Number of Accounts	Total Assets of Accounts (in millions)	Total Number of Accounts Subject to a Performance- Based Fee	Total Assets of Accounts Subject to a Performance- Based Fee (in millions)
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Andy Hicks, Portfolio Manager for the Adviser

Type of Accounts	Total Number of Accounts	Total Assets of Accounts (in millions)	Total Number of Accounts Subject to a Performance- Based Fee	Total Assets of Accounts Subject to a Performance- Based Fee (in millions)
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Portfolio Manager Fund Ownership. The Fund is required to show the dollar range of each portfolio manager’s “beneficial ownership” of Shares as of the end of the most recently completed fiscal year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. As of August 31, 2025, Ms. Chan and Mr. Hicks did not beneficially own  any shares of the Fund.

Portfolio Manager Compensation. Each portfolio manager is compensated by the Adviser with a base salary and discretionary bonus based on the financial performance and profitability of the Adviser and not based on the performance of the Fund. To the extent a portfolio manager is an equity owner of the Adviser, such portfolio manager may benefit indirectly from the revenue generated by the Fund’s Advisory Agreement with the Adviser.

Description of Material Conflicts of Interest. The portfolio managers’ management of “other accounts” may give rise to potential conflicts of interest in connection with their management of the Fund’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have similar investment objectives or strategies as the Fund. A potential conflict of interest may arise as a result, whereby a portfolio manager could favor one account over another. Another potential conflict could include a portfolio manager’s knowledge about the size, timing, and possible market impact of Fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Fund. For instance, the portfolio managers may receive fees from certain accounts that are higher than the fees received from the Fund, or receive a performance-based fee on certain accounts. In those instances, a portfolio manager has an incentive to favor the higher and/or performance-based fee accounts over the Fund. To mitigate these conflicts, the Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts the firm manages are fairly and equitably allocated.

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THE DISTRIBUTOR

The Trust and Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group (dba ACA Group), (the “Distributor”), are parties to a distribution agreement (“Distribution Agreement”), whereby the Distributor acts as principal underwriter for the Fund and distributes Shares on a best efforts basis. Shares are continuously offered for sale by the Distributor only in Creation Units. The Distributor will not distribute Shares in amounts less than a Creation Unit and does not maintain a secondary market in Shares. The principal business address of the Distributor is 190 Middle Street, Suite 301, Portland, ME 04101.

Under the Distribution Agreement, the Distributor, as agent for the Trust, will review orders for the purchase and redemption of Creation Units, provided that any subscriptions and orders will not be binding on the Trust until accepted by the Trust. The Distributor is a broker-dealer registered under the 1934 Act and a member of FINRA.

The Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Units of Shares. Such Soliciting Dealers may also be Authorized Participants (as discussed in “Procedures for Purchase of Creation Units” below) or DTC participants (as defined below).

The Distribution Agreement will continue for two years from its effective date and is renewable annually thereafter. The continuance of the Distribution Agreement must be specifically approved at least annually (1) by the vote of the Trustees or by a vote of the shareholders of the Fund and (2) by the vote of a majority of the Independent Trustees who have no direct or indirect financial interest in the operations of the Distribution Agreement or any related agreement, cast in person (or in another manner permitted by the 1940 Act or pursuant to exemptive relief therefrom) at a meeting called for the purpose of voting on such approval. The Distribution Agreement is terminable without penalty by the Trust on 60 days’ written notice when authorized either by majority vote of its outstanding voting Shares or by a vote of a majority of its Board (including a majority of the Independent Trustees), or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its assignment. The Distribution Agreement provides that, in the absence of willful misfeasance, bad faith, or gross negligence on the part of the Distributor, or reckless disregard by it of its obligations thereunder, the Distributor shall not be liable for any action or failure to act in accordance with its duties thereunder.

For the fiscal  period from July 24, 2025 (commencement of operations) to August 31, 2025, the Fund did not incur underwriting commissions and the Distributor did not retain any amounts.

Intermediary Compensation. The Adviser or its affiliates, out of its own resources and not out of Fund assets (i.e., without additional cost to the Fund or its shareholders), may pay certain broker dealers, banks, and other financial intermediaries (“Intermediaries”) for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing and educational training or support. These arrangements are not financed by the Fund and, thus, do not result in increased Fund expenses. They are not reflected in the fees and expenses listed in the fees and expenses sections of the Fund’s Prospectus and they do not change the price paid by investors for the purchase of Shares or the amount received by a shareholder as proceeds from the redemption of Shares.

Such compensation may be paid to Intermediaries that provide services to the Fund, including marketing and education support (such as through conferences, webinars, and printed communications). The Adviser will periodically assess the advisability of continuing to make these payments. Payments to an Intermediary may be significant to the Intermediary, and amounts that Intermediaries pay to your adviser, broker, or other investment professional, if any, may also be significant to such adviser, broker, or investment professional. Because an Intermediary may make decisions about what investment options it will make available or recommend, and what services to provide in connection with various products, based on payments it receives or is eligible to receive, such payments create conflicts of interest between the Intermediary and its clients. For example, these financial incentives may cause the Intermediary to recommend the Fund over other investments. The same conflict of interest exists with respect to your financial adviser, broker, or investment professional if they receive similar payments from their Intermediary firm.

Intermediary information is current only as of the date of this SAI. Please contact your adviser, broker, or other investment professional for more information regarding any payments their Intermediary firm may receive. Any payments made by the Adviser or its affiliates to an Intermediary may create the incentive for an Intermediary to encourage customers to buy Shares.

If you have any additional questions, please call (833) 333-9383.

Distribution (Rule 12b-1) Plan. The Trust has adopted a Distribution (Rule 12b-1) Plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. No payments pursuant to the Plan are expected to be made during the twelve (12) month period from the date of this SAI. Rule 12b-1 fees to be paid by the Fund under the Plan may only be imposed after approval by the Board.

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Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and have no direct or indirect financial interest in the Plan or in any agreements related to the Plan (“Disinterested Trustees”). None of the Trustees have a direct or indirect financial interest in the Plan or in any agreements related to the Plan. The Plan may be continued from year-to-year only if the Board, including a majority of the Disinterested Trustees, concludes at least annually that continuation of the Plan is likely to benefit shareholders. The Board has determined that the Plan is likely to benefit the Fund by providing an incentive for brokers, dealers, and other financial intermediaries to engage in sales and marketing efforts on behalf of the Fund and to provide enhanced services to shareholders. The Board also determined that the Plan may enhance the Fund’s ability to sell shares and access important distribution channels.

The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding Shares. All material amendments of the Plan will require approval by a majority of the Trustees of the Trust and of the Disinterested Trustees.

The Plan provides that the Fund pays the Distributor an annual fee of up to a maximum of 0.25% of the average daily net assets of the Shares. Under the Plan, the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations, and insurance companies including, without limit, investment counselors, broker-dealers, and the Distributor’s affiliates and subsidiaries (collectively, “Agents”) as compensation for services and reimbursement of expenses incurred in connection with distribution assistance. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution expenses incurred by the Distributor or the amount of payments made to other financial institutions and intermediaries. The Trust intends to operate the Plan in accordance with its terms and with FINRA rules concerning sales charges.

Under the Plan, subject to the limitations of applicable law and regulations, the Fund is authorized to compensate the Distributor up to the maximum amount to finance any activity primarily intended to result in the sale of Creation Units of the Fund or for providing, or arranging for others to provide, shareholder services and for the maintenance of shareholder accounts. Such activities may include, but are not limited to: (1) delivering copies of the Fund’s then current reports, prospectuses, notices, and similar materials, to prospective purchasers of Creation Units; (2) marketing and promotional services, including advertising; (3) paying the costs of and compensating others, including Authorized Participants with whom the Distributor has entered into written Authorized Participant Agreements, for performing shareholder servicing on behalf of the Fund; (4) compensating certain Authorized Participants for providing assistance in distributing the Creation Units of the Fund, including the travel and communication expenses and salaries and/or commissions of sales personnel in connection with the distribution of the Creation Units of the Fund; (5) payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies, and investment counselors, broker-dealers, mutual fund supermarkets, and the affiliates and subsidiaries of the Trust’s service providers as compensation for services or reimbursement of expenses incurred in connection with distribution assistance; (6) facilitating communications with beneficial owners of Shares, including the cost of providing, or paying others to provide, services to beneficial owners of Shares, including, but not limited to, assistance in answering inquiries related to Shareholder accounts; and (7) such other services and obligations as are set forth in the Distribution Agreement.

ADMINISTRATOR

Tidal ETF Services LLC (the “Administrator”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Fund’s administrator. The Administrator is located at 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204. Pursuant to a Fund Administration Servicing Agreement between the Trust and the Administrator, the Administrator provides the Trust with, or arranges for, administrative, compliance, and management services (other than investment advisory services) to be provided to the Trust and the Board. Pursuant to the Fund Administration Servicing Agreement, officers or employees of the Administrator serve as the Trust’s principal executive officer, principal financial officer, and chief compliance officer, the Administrator coordinates the payment of Fund-related expenses, and the Administrator manages the Trust’s relationships with its various service providers. As compensation for the services it provides, the Administrator receives a fee based on the Fund’s average daily net assets, subject to a minimum annual fee. The Administrator also is entitled to certain out-of-pocket expenses for the services mentioned above.

The following table  shows the total fees paid on behalf of the Fund to the Administrator for the fiscal period indicated:

Fees Paid to the Administrator
Defiance AI & Power Infrastructure ETF
From July 24, 2025 (commencement of operations) to August 31, 2025	$4,164

SUB-ADMINISTRATOR AND TRANSFER AGENT

Global Fund Services, located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as the Fund’s sub-administrator and transfer agent.

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Pursuant to a Fund Sub-Administration Servicing Agreement and a Fund Accounting Servicing Agreement between the Trust and Global Fund Services, Global Fund Services provides the Trust with administrative and management services (other than investment advisory services) and accounting services, including portfolio accounting services, tax accounting services and furnishing financial reports. In this capacity, Global Fund Services does not have any responsibility or authority for the management of the Fund, the determination of investment policy, or for any matter pertaining to the distribution of Shares. As compensation for the administration, accounting and management services, the Adviser pays Global Fund Services a fee based on the Fund’s average daily net assets, subject to a minimum annual fee. Global Fund Services also is entitled to certain out-of-pocket expenses for the services mentioned above, including pricing expenses.

The table below  shows the fees paid to for sub-administrative services by the Adviser to Global Fund Services with respect to the Fund for the fiscal period indicated below:

Fees Paid to the Sub-Administrator
Defiance AI & Power Infrastructure ETF
From July 24, 2025 (commencement of operations) to August 31, 2025	$3,123

CUSTODIAN

Pursuant to a Custody Agreement, U.S. Bank National Association (“U.S. Bank”), 1555 North Rivercenter Drive, Milwaukee, Wisconsin 53212, serves as the custodian (the “Custodian”) of the Fund’s assets. U.S. Bank is the parent company of Global Fund Services. The Custodian holds and administers the assets in the Fund’s portfolio. Pursuant to the Custody Agreement, the Custodian receives an annual fee from the Adviser based on the Trust’s total average daily net assets, subject to a minimum annual fee, and certain settlement charges. The Custodian also is entitled to certain out-of-pocket expenses.

LEGAL COUNSEL

Sullivan & Worcester LLP, 1251 Avenue of the Americas 19th Floor, New York, New York 10020, serves as legal counsel for the Trust and the Independent Trustees.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd., 1835 Market Street, Suite 310, Philadelphia, Pennsylvania 19103, serves as the independent registered public accounting firm for the Fund. Its services include auditing the Fund’s financial statements. Cohen & Co Advisory, LLC, an affiliate of Cohen & Company, Ltd., provides tax services as requested.

PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES

The Board has adopted a policy regarding the disclosure of information about the Fund’s security holdings. The Fund’s entire portfolio holdings are publicly disseminated each day the Fund is open for business and through financial reporting and news services including publicly available internet web sites. In addition, the composition of the Deposit Securities is publicly disseminated daily prior to the opening of the Exchange via the National Securities Clearing Corporation (“NSCC”).

DESCRIPTION OF SHARES

The Third Amended and Restated Declaration of Trust (“Declaration of Trust”) authorizes the issuance of an unlimited number of funds and shares. Each share represents an equal proportionate interest in the Fund with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the Fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees may create additional series or classes of shares. All consideration received by the Trust for shares of any additional funds and all assets in which such consideration is invested would belong to that fund and would be subject to the liabilities related thereto. Share certificates representing Shares will not be issued. Shares, when issued, are fully paid and non-assessable.

Each Share has one vote with respect to matters upon which a shareholder vote is required, consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all funds in the Trust vote together as a single class, except that if the matter being voted on affects only a particular fund it will be voted on only by that fund and if a matter affects a particular fund differently from other funds, that fund will vote separately on such matter. As a Delaware statutory trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Approval of shareholders will be sought, however, for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. The Trust will call for a meeting of shareholders to consider the removal of one or more Trustees and other certain matters upon the written request of shareholders holding at least a majority of the outstanding shares of the Trust entitled to vote at such meeting. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

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Under the Declaration of Trust, the Trustees have the power to liquidate the Fund without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so if the Fund fails to reach a viable size within a reasonable amount of time or for such other reasons as may be determined by the Board.

LIMITATION OF TRUSTEES’ LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee, and shall not be liable for errors of judgment or mistakes of fact or law. The Declaration of Trust also provides that the Trust shall indemnify each person who is, or has been, a Trustee or officer of the Trust, and upon the due approval of the Trustees, each person who is, or has been an employee or agent of the Trust, and, upon due approval of the Trustees, any person who is serving or has served at the Trust’s request as a director, officer, partner, trustee, employee, agent, or fiduciary of another organization with respect to any alleged acts or omissions while acting within the scope of a Trustee’s service in such a position. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for a Trustee’s willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee. Nothing contained in this section attempts to disclaim a Trustee’s individual liability in any manner inconsistent with the federal securities laws.

BROKERAGE TRANSACTIONS

The policy of the Trust regarding purchases and sales of securities for the Fund is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust’s policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Trust believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Fund and the Adviser from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Adviser will rely upon their experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases, an exact dollar value for those services is not ascertainable. The Trust has adopted policies and procedures that prohibit the consideration of sales of Shares as a factor in the selection of a broker or dealer to execute its portfolio transactions.

The Adviser owes a fiduciary duty to its clients to seek to provide best execution on trades effected. In selecting a broker/dealer for each specific transaction, the Adviser chooses the broker/dealer deemed most capable of providing the services necessary to obtain the most favorable execution. “Best execution” is generally understood to mean the most favorable cost or net proceeds reasonably obtainable under the circumstances. The full range of brokerage services applicable to a particular transaction may be considered when making this judgment, which may include, but is not limited to liquidity, price, commission, timing, aggregated trades, capable floor brokers or traders, competent block trading coverage, ability to position, capital strength and stability, reliable and accurate communications and settlement processing, use of automation, knowledge of other buyers or sellers, arbitrage skills, administrative ability, underwriting, and provision of information on a particular security or market in which the transaction is to occur. The specific criteria will vary depending upon the nature of the transaction, the market in which it is executed, and the extent to which it is possible to select from among multiple broker/ dealers. The Adviser will also use electronic crossing networks (“ECNs”) when appropriate.

Subject to the foregoing policies, brokers or dealers selected to execute the Fund’s portfolio transactions may include the Fund’s Authorized Participants (as discussed in “Purchase and Redemption of Shares in Creation Units — Procedures for Purchase of Creation Units” below) or their affiliates. An Authorized Participant or its affiliates may be selected to execute the Fund’s portfolio transactions in conjunction with an all-cash Creation Unit order or an order including “cash-in-lieu” (as described below under “Purchase and Redemption of Shares in Creation Units”), so long as such selection is in keeping with the foregoing policies. As described below under “Purchase and Redemption of Shares in Creation Units — Creation Transaction Fee” and ” — Redemption Transaction Fee”, the Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of the Fund’s shareholders, even if the decision to not charge a variable fee could be viewed as benefiting the Authorized Participant or its affiliate selected to execute the Fund’s portfolio transactions in connection with such orders.

The Adviser may use the Fund’s assets for, or participate in, third-party soft dollar arrangements, in addition to receiving proprietary research from various full-service brokers, the cost of which is bundled with the cost of the broker’s execution services. The Adviser does not “pay up” for the value of any such proprietary research. Section 28(e) of the 1934 Act permits the Adviser, under certain circumstances, to cause the Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. The Adviser may receive a variety of research services and information on many topics, which it can use in connection with its management responsibilities with respect to the various accounts over which it exercises investment discretion or otherwise provides investment advice. The research services may include qualifying order management systems, portfolio attribution and monitoring services, and computer software and access charges which are directly related to investment research.

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Accordingly, the Fund may pay a broker commission higher than the lowest available in recognition of the broker’s provision of such services to the Adviser, but only if the Adviser determines the total commission (including the soft dollar benefit) is comparable to the best commission rate that could be expected to be received from other brokers. The amount of soft dollar benefits received depends on the amount of brokerage transactions effected with the brokers. A conflict of interest exists because there is an incentive to (1) cause clients to pay a higher commission than the firm might otherwise be able to negotiate, (2) cause clients to engage in more securities transactions than would otherwise be optimal, and (3) only recommend brokers that provide soft dollar benefits.

The Adviser faces a potential conflict of interest when it uses client trades to obtain brokerage or research services. This conflict exists because the Adviser can use the brokerage or research services to manage client accounts without paying cash for such services, which reduces the Adviser’s expenses to the extent that the Adviser would have purchased such products had they not been provided by brokers. Section 28(e) permits the Adviser to use brokerage or research services for the benefit of any account it manages. Certain accounts managed by the Adviser may generate soft dollars used to purchase brokerage or research services that ultimately benefit other accounts managed by the Adviser effectively cross subsidizing the other accounts managed by the Adviser that benefit directly from the product. The Adviser may not necessarily use all of the brokerage or research services in connection with managing the Fund whose trades generated the soft dollars used to purchase such products.

The Adviser is responsible, subject to oversight by the Board, for placing orders on behalf of the Fund for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities of the Fund and one or more other investment companies or clients supervised by the Adviser are considered at or about the same time, transactions in such securities are allocated among the several investment companies and clients in a manner deemed equitable and consistent with its fiduciary obligations to all by the Adviser. In some cases, this procedure could have a detrimental effect on the price or volume of the security so far as the Fund is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Fund. The primary consideration is prompt execution of orders at the most favorable net price.

The Fund may deal with affiliates in principal transactions to the extent permitted by exemptive order or applicable rule or regulation.

The table  below shows the brokerage commissions paid by the Fund for the fiscal period indicated below:

Brokerage Commissions

Defiance AI & Power Infrastructure ETF
From July 24, 2025 (commencement of operations) to August 31, 2025	$2

Brokerage with Fund Affiliates. The Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of the Fund or the Adviser for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. These rules require that commissions paid to the affiliate by the Fund for exchange transactions not exceed “usual and customary” brokerage commissions. The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” The Trustees, including those who are not “interested persons” of the Fund, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

The Fund is required to identify the securities of their “regular brokers or dealers” that the Fund has acquired during its most recent fiscal year.

For the fiscal period July 24, 2025 (commencement of operations) to August 31, 2025, the Fund paid no brokerage commissions to any registered broker-dealer affiliates of the Fund nor the Adviser.

Directed Brokerage

The Fund did not pay any commissions on brokerage transactions directed to brokers pursuant to an agreement or understanding whereby the broker provides research or other brokerage services to the Adviser.

Securities of “Regular Broker-Dealers.” The Fund is required to identify any securities of its “regular brokers and dealers” (as such term is defined in the 1940 Act) that it may hold at the close of its most recent fiscal year. “Regular brokers or dealers” of the Fund are the ten brokers or dealers that, during the most recent fiscal year: (1) received the greatest dollar amounts of brokerage commissions from the Fund’s portfolio transactions; (2) engaged as principal in the largest dollar amounts of portfolio transactions of the Fund; or (3) sold the largest dollar amounts of Shares.

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The Fund did  not acquire any securities of its “regular brokers or dealers” or their parent companies during the fiscal period July 24, 2025 (commencement of operations) to August 31, 2025.

PORTFOLIO TURNOVER RATE

A portfolio turnover rate is, in summary, the percentage computed by dividing the lesser of the Fund’s purchases or sales of securities (excluding short-term securities and securities transferred in-kind) by the average market value of the Fund. A rate of 100% indicates that the equivalent of all of the Fund’s assets have been sold and reinvested in a year. High portfolio turnover may affect the amount, timing and character of distributions, and, as a result, may increase the amount of taxes payable by shareholders. Higher portfolio turnover also results in higher transaction costs. To the extent that net short-term capital gains are realized by the Fund, any distributions resulting from such gains are considered ordinary income for federal income tax purposes.

The following table  sets forth the portfolio turnover rate for the Fund for the fiscal period indicated:

Portfolio Turnover
Defiance AI & Power Infrastructure ETF
From July 24, 2025 (commencement of operations) to August 31, 2025	0%

BOOK ENTRY ONLY SYSTEM

The Depository Trust Company (“DTC”) acts as securities depositary for Shares. Shares are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC. Except in limited circumstances set forth below, certificates will not be issued for Shares.

DTC is a limited-purpose trust company that was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange (“NYSE”) and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers, and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants, and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to in this SAI as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares. The Trust recognizes DTC or its nominee as the record owner of all Shares for all purposes. Beneficial Owners of Shares are not entitled to have Shares registered in their names, and will not receive or be entitled to physical delivery of Share certificates. Each Beneficial Owner must rely on the procedures of DTC and any DTC Participant and/or Indirect Participant through which such Beneficial Owner holds its interests, to exercise any rights of a holder of Shares.

Conveyance of all notices, statements, and other communications to Beneficial Owners is effected as follows. DTC will make available to the Trust upon request and for a fee a listing of Shares held by each DTC Participant. The Trust shall obtain from each such DTC Participant the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement, or other communication, in such form, number, and at such place as such DTC Participant may reasonably request, in order that such notice, statement, or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in the Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

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The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interest in Shares, or for maintaining, supervising, or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may determine to discontinue providing its service with respect to the Fund at any time by giving reasonable notice to the Fund and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Fund shall act either to find a replacement for DTC to perform its functions at a comparable cost or, if such replacement is unavailable, to issue and deliver printed certificates representing ownership of Shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchange.

PURCHASE AND REDEMPTION OF SHARES IN CREATION UNITS

The Trust issues and redeems Shares only in Creation Units on a continuous basis through the Transfer Agent, without a sales load (but subject to transaction fees, if applicable), at their NAV per share next determined after receipt of an order, on any Business Day, in proper form pursuant to the terms of the Authorized Participant Agreement (“Participant Agreement”). The NAV of Shares is calculated each Business Day as of the scheduled close of regular trading on the NYSE, generally 4:00 p.m., Eastern Time. The Fund will not issue fractional Creation Units. A “Business Day” is any day on which the NYSE is open for regular trading.

Fund Deposit. The consideration for purchase of a Creation Unit of the Fund generally consists of the in-kind deposit of a designated portfolio of securities (the “Deposit Securities”) per each Creation Unit and the Cash Component (defined below), computed as described below. Notwithstanding the foregoing, the Trust reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security. When accepting purchases of Creation Units for all or a portion of Deposit Cash, the Fund may incur additional costs associated with the acquisition of Deposit Securities that would otherwise be provided by an in-kind purchaser.

Together, the Deposit Securities or Deposit Cash, as applicable, and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of the Fund. The “Cash Component” is an amount equal to the difference between the NAV of Shares (per Creation Unit) and the value of the Deposit Securities or Deposit Cash, as applicable. If the Cash Component is a positive number (i.e., the NAV per Creation Unit exceeds the value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such positive amount. If the Cash Component is a negative number (i.e., the NAV per Creation Unit is less than the value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such negative amount and the creator will be entitled to receive cash in an amount equal to the Cash Component. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit and the value of the Deposit Securities or Deposit Cash, as applicable. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, if applicable, which shall be the sole responsibility of the Authorized Participant (as defined below).

The Fund, through NSCC, makes available on each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time), the list of the names and the required number of Shares of each Deposit Security or the required amount of Deposit Cash, as applicable, to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for the Fund. Such Fund Deposit is subject to any applicable adjustments as described below, to effect purchases of Creation Units of the Fund until such time as the next-announced composition of the Deposit Securities or the required amount of Deposit Cash, as applicable, is made available.

The identity and number of Shares of the Deposit Securities or the amount of Deposit Cash, as applicable, required for the Fund Deposit for the Fund may change from time to time.

Procedures for Purchase of Creation Units. To be eligible to place orders with the Transfer Agent to purchase a Creation Unit of the Fund, an entity must be (i) a “Participating Party” (i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”)), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see “Book Entry Only System”). In addition, each Participating Party or DTC Participant (each, an “Authorized Participant”) must execute a Participant Agreement with respect to purchases and redemptions of Creation Units. Each Authorized Participant will agree, pursuant to the terms of a Participant Agreement, on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that it will pay to the Trust, an amount of cash sufficient to pay the Cash Component together with the creation transaction fee (described below), if applicable, and any other applicable fees and taxes.

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All orders to purchase Shares directly from the Fund must be placed for one or more Creation Units and in the manner and by the time set forth in the Participant Agreement and/or applicable order form. The order cut-off time for orders to purchase Creation Units is expected to be 4:00 p.m. Eastern Time, which time may be modified by the Fund from time-to-time by amendment to the Participant Agreement and/or applicable order form. The date on which an order to purchase Creation Units (or an order to redeem Creation Units, as set forth below) is received and accepted is referred to as the “Order Placement Date.”

An Authorized Participant may require an investor to make certain representations or enter into agreements with respect to the order (e.g., to provide for payments of cash, when required). Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to purchase Shares directly from the Fund in Creation Units must be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.

On days when the Exchange closes earlier than normal, the Fund may require orders to create Creation Units to be placed earlier in the day. In addition, if a market or markets on which the Fund’s investments are primarily traded is closed, the Fund will also generally not accept orders on such day(s). Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Transfer Agent pursuant to procedures set forth in the Participant Agreement and in accordance with the applicable order form. On behalf of the Fund, the Transfer Agent will notify the Custodian of such order. The Custodian will then provide such information to the appropriate local sub-custodian(s). Those placing orders through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Transfer Agent by the cut-off time on such Business Day. Economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Transfer Agent or an Authorized Participant.

Fund Deposits must be delivered by an Authorized Participant through the Federal Reserve System (for cash) or through DTC (for corporate securities), through a subcustody agent (for foreign securities) and/or through such other arrangements allowed by the Trust or its agents. With respect to foreign Deposit Securities, the Custodian shall cause the subcustodian of the Fund to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, such Deposit Securities (or Deposit Cash for all or a part of such securities, as permitted or required), with any appropriate adjustments as advised by the Trust. Foreign Deposit Securities must be delivered to an account maintained at the applicable local subcustodian. A Fund Deposit transfer must be ordered by the Authorized Participant in a timely fashion to ensure the delivery of the requisite number of Deposit Securities or Deposit Cash, as applicable, to the account of the Fund or its agents by no later than 4:00 p.m. Eastern Time for the Fund (or such other time as specified by the Trust) on the contractual settlement date. If the Fund or its agents do not receive all of the Deposit Securities, or the required Deposit Cash in lieu thereof, by such time, then the order may be deemed rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. All questions as to the number of Deposit Securities or Deposit Cash to be delivered, as applicable, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities or cash, as applicable, will be determined by the Trust, whose determination shall be final and binding. The amount of cash represented by the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner to be received by the Custodian no later than the contractual settlement date. If the Cash Component and the Deposit Securities or Deposit Cash, as applicable, are not received by the Custodian in a timely manner by the contractual settlement date, the creation order may be cancelled. Upon written notice to the Transfer Agent, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current NAV of the Fund.

The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to the applicable cut-off time and the federal funds in the appropriate amount are deposited by 4:00 p.m. Eastern Time for the Fund, with the Custodian on the contractual settlement date. If the order is not placed in proper form as required, or federal funds in the appropriate amount are not received by 4:00 p.m. Eastern Time for the Fund on the contractual settlement date, then the order may be deemed to be rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. A creation request is in “proper form” if all procedures set forth in the Participant Agreement, order form and this SAI are properly followed.

Issuance of a Creation Unit. Except as provided in this SAI, Creation Units will not be issued until the transfer of good title to the Trust of the Deposit Securities or payment of Deposit Cash, as applicable, and the payment of the Cash Component have been completed. When the required Deposit Securities (or the cash value thereof) have been delivered to the account of the Custodian (or sub-custodian, as applicable), the Transfer Agent and the Adviser shall be notified of such delivery, and the Trust will issue and cause the delivery of the Creation Units. The typical settlement date for each transaction will be within one day of the transaction (commonly referred to as “T+1”), unless the Fund and Authorized Participant agree to a different timeline for settlement or the transaction is exempt from the requirements of Rule 15c6-1 under the 1934 Act. Due to the schedule of holidays in certain countries, however, the delivery of Shares may take longer than one Business Day following the day on which the purchase order is received. In such cases, the local market settlement procedures will not commence until the end of local holiday periods. The Authorized Participant shall be liable to the Fund for losses, if any, resulting from unsettled orders.

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Creation Units may be purchased in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the Shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) an additional amount of cash equal to a percentage of the value as set forth in the Participant Agreement, of the undelivered Deposit Securities (the “Additional Cash Deposit”), which shall be maintained in a separate non-interest bearing collateral account. The Authorized Participant must deposit with the Custodian the Additional Cash Deposit, as applicable, by 4:00 p.m. Eastern Time for the Fund (or such other time as specified by the Trust) on the contractual settlement date. If the Fund or its agents do not receive the Additional Cash Deposit in the appropriate amount, by such time, then the order may be deemed rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to the applicable percentage, as set forth in the Participant Agreement, of the daily market value of the missing Deposit Securities. The Participant Agreement will permit the Trust to buy the missing Deposit Securities at any time. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the value of such Deposit Securities on the day the purchase order was deemed received by the Transfer Agent plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as described below under “Creation Transaction Fee,” may be charged. The delivery of Creation Units so created generally will occur no later than the contractual settlement date.

Acceptance of Orders of Creation Units. The Trust reserves the right to reject an order for Creation Units transmitted to it by the Transfer Agent with respect to the Fund including if (1) the order is not in proper form; (2) the Deposit Securities or Deposit Cash, as applicable, delivered by the Authorized Participant are not as disseminated through the facilities of the NSCC for that date by the Custodian; (3) the investor(s), upon obtaining Shares ordered, would own 80% or more of the currently outstanding Shares; (4) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (5) the acceptance or receipt of the order for a Creation Unit would, in the opinion of counsel to the Trust, be unlawful; or (6) in the event that circumstances outside the control of the Trust, the Custodian, the Transfer Agent and/or the Adviser make it for all practical purposes not feasible to process orders for Creation Units.

Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions, and power outages resulting in telephone, telecopy, and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Distributor, the Custodian, a sub-custodian, the Transfer Agent, DTC, NSCC, Federal Reserve System, or any other participant in the creation process; and other extraordinary events. The Transfer Agent shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person. The Trust, the Transfer Agent, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall either of them incur any liability for the failure to give any such notification. The Trust, the Transfer Agent, the Custodian and the Distributor shall not be liable for the rejection of any purchase order for Creation Units.

All questions as to the number of Shares of each security in the Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Notwithstanding the Trust’s ability to reject an order for creation units, the Trust will only do so in a manner consistent with any current or future SEC rulemaking or guidance relating thereto; provided that, no such suspension of the issuance of creation units will be done in a manner that impairs the arbitrage mechanism for investors.

Creation Transaction Fee. A fixed purchase (i.e., creation) transaction fee, payable to the Custodian, may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units (“Creation Order Costs”). The standard fixed creation transaction fee for the Fund, regardless of the number of Creation Units created in the transaction, can be found in the table below. The Fund may adjust the standard fixed creation transaction fee from time to time. The fixed creation fee may be waived on certain orders if the Custodian has determined to waive some or all of the Creation Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.

In addition, a variable fee, payable to the Fund, of up to the maximum percentage listed in the table below of the value of the Creation Units subject to the transaction may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with buying the securities with cash. The Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders.

Name of Fund	Fixed Creation Transaction Fee	Maximum Variable Transaction Fee
Defiance AI & Power Infrastructure ETF	$300	2%

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Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring the Fund Securities (defined below) from the Trust to their account or on their order.

Risks of Purchasing Creation Units. There are certain legal risks unique to investors purchasing Creation Units directly from the Fund. Because Shares may be issued on an ongoing basis, a “distribution” of Shares could be occurring at any time. Certain activities that a shareholder performs as a dealer could, depending on the circumstances, result in the shareholder being deemed a participant in the distribution in a manner that could render the shareholder a statutory underwriter and subject to the prospectus delivery and liability provisions of the Securities Act. For example, a shareholder could be deemed a statutory underwriter if it purchases Creation Units from the Fund, breaks them down into the constituent Shares, and sells those Shares directly to customers, or if a shareholder chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary-market demand for Shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter.

Dealers who are not “underwriters” but are participating in a distribution (as opposed to engaging in ordinary secondary-market transactions), and thus dealing with Shares as part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act.

Redemption. Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Fund through the Transfer Agent and only on a Business Day. EXCEPT UPON LIQUIDATION OF THE FUND, THE TRUST WILL NOT REDEEM SHARES IN AMOUNTS LESS THAN CREATION UNITS. Investors must accumulate enough Shares in the secondary market to constitute a Creation Unit to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit.

With respect to the Fund, the Custodian, through the NSCC, makes available prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time) on each Business Day, the list of the names and Share quantities of the Fund’s portfolio securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (“Fund Securities”). Fund Securities received on redemption may not be identical to Deposit Securities.

Redemption proceeds for a Creation Unit are paid either in-kind or in cash, or combination thereof, as determined by the Trust. With respect to in-kind redemptions of the Fund, redemption proceeds for a Creation Unit will consist of Fund Securities—as announced by the Custodian on the Business Day of the request for redemption received in proper form plus cash in an amount equal to the difference between the NAV of Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less a fixed redemption transaction fee, as applicable, as set forth below. If the Fund Securities have a value greater than the NAV of Shares, a compensating cash payment equal to the differential is required to be made by or through an Authorized Participant by the redeeming shareholder. Notwithstanding the foregoing, at the Trust’s discretion, an Authorized Participant may receive the corresponding cash value of the securities in lieu of the in-kind securities value representing one or more Fund Securities.

The typical settlement date for each redemption transaction will be within one day of the transaction (or T+1), unless the Fund and Authorized Participant agree to a different timeline for settlement or the transaction is exempt from the requirements of Rule 15c6-1 under the 1934 Act. Due to the schedule of holidays in certain countries, however, the receipt of redemption proceeds may take longer than one Business Day following the day on which the purchase order is received. In such cases, the local market settlement procedures will not commence until the end of local holiday periods.

Redemption Transaction Fee. A fixed redemption transaction fee, payable to the Custodian, may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units (“Redemption Order Costs”). The standard fixed redemption transaction fee for the Fund, regardless of the number of Creation Units redeemed in the transaction, can be found in the table below. The Fund may adjust the redemption transaction fee from time to time. The fixed redemption fee may be waived on certain orders if the Custodian has determined to waive some or all of the Redemption Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.

In addition, a variable fee, payable to the Fund, of up to the maximum percentage listed in the table below of the value of the Creation Units subject to the transaction may be imposed for cash redemptions, non-standard orders, or partial cash redemptions (when cash redemptions are available) of Creation Units. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with selling portfolio securities to satisfy a cash redemption. The Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders.

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Name of Fund	Fixed Redemption Transaction Fee	Maximum Variable Transaction Fee
Defiance AI & Power Infrastructure ETF	$300	2%

Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring the Fund Securities from the Trust to their account or on their order.

Procedures for Redemption of Creation Units. Orders to redeem Creation Units must be submitted in proper form to the Transfer Agent prior to 4:00 p.m. Eastern Time. A redemption request is considered to be in “proper form” if (i) an Authorized Participant has transferred or caused to be transferred to the Trust’s Transfer Agent the Creation Unit(s) being redeemed through the book-entry system of DTC so as to be effective by the time as set forth in the Participant Agreement and (ii) a request in form satisfactory to the Trust is received by the Transfer Agent from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified in the Participant Agreement. If the Transfer Agent does not receive the investor’s Shares through DTC’s facilities by the times and pursuant to the other terms and conditions set forth in the Participant Agreement, the redemption request shall be rejected.

The Authorized Participant must transmit the request for redemption, in the form required by the Trust, to the Transfer Agent in accordance with procedures set forth in the Authorized Participant Agreement. Investors should be aware that their particular broker may not have executed an Authorized Participant Agreement, and that, therefore, requests to redeem Creation Units may have to be placed by the investor’s broker through an Authorized Participant who has executed an Authorized Participant Agreement. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the Shares to the Trust’s Transfer Agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.

Additional Redemption Procedures. In connection with taking delivery of Shares of Fund Securities upon redemption of Creation Units, a redeeming shareholder or Authorized Participant acting on behalf of such Shareholder must maintain appropriate custody arrangements with a qualified broker-dealer, bank, or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered. Deliveries of redemption proceeds will generally be made within by the next Business Day of the trade date, as discussed above.

The Trust may in its discretion exercise its option to cause the Fund to redeem such Shares in cash, and the redeeming investor will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Shares of such Fund based on the NAV of Shares next determined after the redemption request is received in proper form (minus a redemption transaction fee, if applicable, and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities). The Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in NAV.

Redemptions of Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of Creation Units may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming investor of the Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment. Further, an Authorized Participant that is not a “qualified institutional buyer,” (“QIB”) as such term is defined under Rule 144A of the Securities Act, will not be able to receive Fund Securities that are restricted securities eligible for resale under Rule 144A. An Authorized Participant may be required by the Trust to provide a written confirmation with respect to QIB status to receive Fund Securities.

The right of redemption may be suspended or the date of payment postponed with respect to the Fund (1) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the Shares or determination of the NAV of the Shares is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

DETERMINATION OF NET ASSET VALUE

NAV per Share for the Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding, rounded to the nearest cent. Expenses and fees, including the management fees, are accrued daily and taken into account for purposes of determining NAV. The NAV of the Fund is calculated by Global Fund Services and determined at the scheduled close of the regular trading session on the NYSE (ordinarily 4:00 p.m., Eastern Time) on each day that the NYSE is open, provided that fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Securities Industry and Financial Markets Association (“SIFMA”) announces an early closing time.

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In calculating the Fund’s NAV per Share, the Fund’s investments are generally valued using market valuations. The Fund may use various pricing services, or discontinue the use of any pricing service, as approved by the Adviser from time to time. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources. For assets traded on an exchange, the Fund may value investments using market valuations. A market valuation generally means a valuation (1) obtained from an exchange, a pricing service, or a major market maker (or dealer), (2) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer) or (3) based on amortized cost. In the case of shares of other funds that are not traded on an exchange, a market valuation means such fund’s published NAV per share.

When market prices are not “readily available” or are deemed to be unreliable, consistent with Rule 2a-5 under the 1940 Act, the Trust and the Adviser have adopted procedures and methodologies wherein the Adviser, serving as the Fund’s Valuation Designee (as defined in Rule 2a-5), determines the fair value of Fund investments.

DIVIDENDS AND DISTRIBUTIONS

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Distributions, and Taxes.”

General Policies. The Fund intends to pay out dividends and interest income, if any, annually and distribute any net realized capital gains to its shareholders at least annually. Distributions of net realized capital gains, if any, generally are declared and paid once a year, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Code, in all events in a manner consistent with the provisions of the 1940 Act.

The Fund will declare and pay income and capital gain distributions, if any, in cash. Dividends and other distributions on Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Trust.

The Fund makes additional distributions to the extent necessary (1) to distribute the entire annual taxable income of the Fund, plus any net capital gains and (2) to avoid imposition of the excise tax imposed by Section 4982 of the Code. Management of the Trust reserves the right to declare special dividends if, in its reasonable discretion, such action is necessary or advisable to preserve the Fund’s eligibility for treatment as a RIC or to avoid imposition of income or excise taxes on undistributed income at the Fund level.

Dividend Reinvestment Service. The Trust will not make the DTC book-entry dividend reinvestment service available for use by Beneficial Owners for reinvestment of their cash proceeds, but certain individual broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Fund through DTC Participants for reinvestment of their dividend distributions. Investors should contact their brokers to ascertain the availability and description of these services. Beneficial Owners should be aware that each broker may require investors to adhere to specific procedures and timetables to participate in the dividend reinvestment service and investors should ascertain from their brokers such necessary details. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Shares issued by the Trust of the Fund at NAV per Share. Distributions reinvested in additional Shares will nevertheless be taxable to Beneficial Owners acquiring such additional Shares to the same extent as if such distributions had been received in cash.

FEDERAL INCOME TAXES

The following is only a summary of certain U.S. federal income tax considerations generally affecting the Fund and its shareholders that supplements the discussion in the Prospectus. No attempt is made to present a comprehensive explanation of the federal, state, local or foreign tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended to be a substitute for careful tax planning.

The following general discussion of certain U.S. federal income tax consequences is based on provisions of the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

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The tax legislation commonly referred to as the Tax Cuts and Jobs Act (the “Tax Act”) made significant changes to the U.S. federal income tax rules for taxation of individuals and corporations, generally effective for taxable years beginning after December 31, 2017. Many of the changes applicable to individuals are temporary and would apply only to taxable years before January 1, 2026. There were only minor changes with respect to the specific rules applicable to RICs, such as the Fund. The Tax Act, however, also made numerous other changes to the tax rules that may affect shareholders and the Fund. Subsequent legislation has modified certain changes to the U.S. federal income tax rules made by the Tax Act which may, in addition, affect shareholders and the Fund. You are urged to consult with your own tax advisor regarding how this legislation affects your investment in the Fund.

Shareholders are urged to consult their own tax advisers regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, local, or foreign taxes.

Taxation of the Fund. The Fund will elect and intends to qualify each year to be treated as a RIC under the Code. As such, the Fund should not be subject to federal income taxes on its net investment income and capital gains, if any, to the extent that it timely distributes such income and capital gains to its shareholders. Generally, to be taxed as a RIC, the Fund must distribute in each taxable year at least 90% of its “investment company taxable income” (before the deduction for dividends paid) for the taxable year, which includes, among other items, dividends, interest, net short-term capital gain, and net foreign currency gain, less expenses, as well as 90% of its net tax-exempt interest income, if any (the “Distribution Requirement”) and also must meet several additional requirements. Among these requirements are the following: (1) at least 90% of the Fund’s gross income each taxable year must be derived from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities, or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or foreign currencies, and net income derived from interests in qualified publicly traded partnerships (the “Qualifying Income Requirement”); and (2) at the end of each quarter of the Fund’s taxable year, the Fund’s assets must be diversified so that (a) at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater in value than 5% of the value of the Fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer, the securities (other than securities of other RICs) of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the “Diversification Requirement”).

To the extent the Fund makes investments that may generate income that is not qualifying income, including certain derivatives, the Fund will seek to restrict the resulting income from such investments so that the Fund’s non-qualifying income does not exceed 10% of its gross income.

Although the Fund intends to distribute substantially all of its net investment income and may distribute its capital gains for any taxable year, the Fund will be subject to federal income taxation to the extent any such income or gains are not distributed. The Fund is treated as a separate corporation for federal income tax purposes. The Fund therefore is considered to be a separate entity in determining its treatment under the rules for RICs described herein. The requirements (other than certain organizational requirements) for qualifying RIC status are determined at the Fund level rather than at the Trust level.

If the Fund fails to satisfy the Qualifying Income Requirement or the Diversification Requirement in any taxable year, the Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the Diversification Requirement where the Fund corrects the failure within a specified period of time. To be eligible for the relief provisions with respect to a failure to meet the Diversification Requirement, the Fund may be required to dispose of certain assets. If these relief provisions were not available to the Fund and it were to fail to qualify for treatment as a RIC for a taxable year, all of its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and its distributions (including capital gains distributions) generally would be taxable to the shareholders of the Fund as ordinary income dividends, subject to the dividends received deduction for corporate shareholders and the lower tax rates on qualified dividend income received by noncorporate shareholders, subject to certain limitations. To requalify for treatment as a RIC in a subsequent taxable year, the Fund would be required to satisfy the RIC qualification requirements for that year and to distribute any earnings and profits from any year in which the Fund failed to qualify for tax treatment as a RIC. If the Fund failed to qualify as a RIC for a period greater than two taxable years, it would generally be required to pay a fund-level tax on certain net built in gains recognized with respect to certain of its assets upon disposition of such assets within five years of qualifying as a RIC in a subsequent year. The Board reserves the right not to maintain the qualification of the Fund for treatment as a RIC if it determines such course of action to be beneficial to shareholders. If the Fund determines that it will not qualify as a RIC, the Fund will establish procedures to reflect the anticipated tax liability in the Fund’s NAV.

The Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year. A “qualified late year loss” generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year, subject to special rules in the event the Fund makes an election under Section 4982(e)(4) of the Code, (commonly referred to as “post-October losses”), and certain other late-year losses.

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Capital losses in excess of capital gains (“net capital losses”) are not permitted to be deducted against a RIC’s net investment income. Instead, for U.S. federal income tax purposes, potentially subject to certain limitations, the Fund may carry a net capital loss from any taxable year forward indefinitely to offset its capital gains, if any, in years following the year of the loss. To the extent subsequent capital gains are offset by such losses, they will not result in U.S. federal income tax liability to the Fund and may not be distributed as capital gains to its shareholders. Generally, the Fund may not carry forward any losses other than net capital losses. The carryover of capital losses may be limited under the general loss limitation rules if the Fund experiences an ownership change as defined in the Code.

The Fund will be subject to a nondeductible 4% federal excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year an amount at least equal to 98% of its ordinary income for the calendar year plus 98.2% of its capital gain net income for either the one-year period ending on October 31 of that year, or, if the Fund makes an election under Section 4982(e)(4) of the Code, the Fund’s fiscal year, subject to an increase for any shortfall in the prior year’s distribution. The Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of the excise tax, but can make no assurances that all such tax liability will be eliminated.

The Fund intends to distribute substantially all of its net investment income and net capital gain to shareholders for each taxable year. If the Fund meets the Distribution Requirement but retains some or all of its income or gains, it will be subject to federal income tax at regular corporate rates to the extent any such income or gains are not distributed. The Fund may elect to designate certain amounts retained as undistributed net capital gain as deemed distributions in a notice to its shareholders, who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their proportionate shares of the undistributed amount so designated, (ii) will be entitled to credit their proportionate shares of the income tax paid by the Fund on that undistributed amount against their federal income tax liabilities and to claim refunds to the extent such credits exceed their tax liabilities, and (iii) will be entitled to increase their tax basis, for federal income tax purposes, in their Shares by an amount equal to the excess of the amount of undistributed net capital gain included in their respective income over their respective income tax credits.

Taxation of Shareholders – Distributions. The Fund intends to distribute annually to its shareholders substantially all of its investment company taxable income (computed without regard to the deduction for dividends paid), its net tax-exempt income, if any, and any net capital gain (net long-term capital gains in excess of net short-term capital losses, taking into account any capital loss carryforwards). The distribution of investment company taxable income (as so computed) and net capital gain will be taxable to Fund shareholders regardless of whether the shareholder receives these distributions in cash or reinvests them in additional Shares.

The Fund (or your broker) will report to shareholders annually the amounts of dividends paid from ordinary income, the amount of distributions of net capital gain, the portion of dividends which may qualify for the dividends received deduction for corporate shareholders, and the portion of dividends which may qualify for treatment as qualified dividend income, which is taxable to non-corporate shareholders at long-term capital gain rates.

Distributions from the Fund’s net capital gain will be taxable to shareholders at long-term capital gains rates, regardless of how long shareholders have held their Shares. Distributions may be subject to state and local taxes.

Qualified dividend income includes, in general, subject to certain holding period and other requirements, dividend income from taxable domestic corporations and certain “qualified foreign corporations.” Subject to certain limitations, “qualified foreign corporations” include those incorporated in territories of the United States, those incorporated in certain countries with comprehensive tax treaties with the United States, and other foreign corporations if the stock with respect to which the dividends are paid is readily tradable on an established securities market in the United States. Dividends received by the Fund from an ETF or an underlying fund taxable as a RIC or a REIT may be treated as qualified dividend income generally only to the extent so reported by such ETF, underlying fund or REIT. If 95% or more of the Fund’s gross income (calculated without taking into account net capital gain derived from sales or other dispositions of stock or securities) consists of qualified dividend income, the Fund may report all distributions of such income as qualified dividend income.

Fund dividends will not be treated as qualified dividend income if the Fund does not meet certain holding period and other requirements with respect to dividend paying stocks in its portfolio, or the shareholder does not meet certain holding period and other requirements with respect to the Shares on which the dividends were paid. Distributions by the Fund of its net short-term capital gains will be taxable to shareholders as ordinary income.

In the case of corporate shareholders, certain dividends received by the Fund from U.S. corporations (generally, dividends received by the Fund in respect of any share of stock (1) with a tax holding period of at least 46 days during the 91-day period beginning on the date that is 45 days before the date on which the stock becomes ex-dividend as to that dividend and (2) that is held in an unleveraged position) and distributed and appropriately so reported by the Fund may be eligible for the 50% dividends-received deduction. Certain preferred stock must have a holding period of at least 91 days during the 181-day period beginning on the date that is 90 days before the date on which the stock becomes ex-dividend as to that dividend to be eligible. Capital gain dividends distributed to the Fund from other RICs are not eligible for the dividends-received deduction. To qualify for the deduction, corporate shareholders must meet the minimum holding period requirement stated above with respect to their Shares, taking into account any holding period reductions from certain hedging or other transactions or positions that diminish their risk of loss with respect to their Shares, and, if they borrow to acquire or otherwise incur debt attributable to Shares, they may be denied a portion of the dividends-received deduction with respect to those Shares.

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Although dividends generally will be treated as distributed when paid, any dividend declared by the Fund in October, November or December and payable to shareholders of record in such a month that is paid during the following January will be treated for U.S. federal income tax purposes as received by shareholders on December 31 of the calendar year in which it was declared.

In addition to the federal income tax, certain individuals, trusts and estates may be subject to a Net Investment Income (“NII”) tax of 3.8%. The NII tax is imposed on the lesser of: (i) a taxpayer’s investment income, net of deductions properly allocable to such income; or (ii) the amount by which such taxpayer’s modified adjusted gross income exceeds certain thresholds ($250,000 for married individuals filing jointly, $200,000 for unmarried individuals and $125,000 for married individuals filing separately). The Fund’s distributions are includable in a shareholder’s investment income for purposes of this NII tax. In addition, any capital gain realized by a shareholder upon a sale or redemption of Fund shares is includable in such shareholder’s investment income for purposes of this NII tax.

Shareholders who have not held Shares for a full year should be aware that the Fund may report and distribute, as ordinary dividends or capital gain dividends, a percentage of income that is not equal to the percentage of the Fund’s ordinary income or net capital gain, respectively, actually earned during the applicable shareholder’s period of investment in the Fund. A taxable shareholder may wish to avoid investing in the Fund shortly before a dividend or other distribution, because the distribution will generally be taxable to the shareholder even though it may economically represent a return of a portion of the shareholder’s investment.

To the extent that the Fund makes a distribution of income received by the Fund in lieu of dividends (a “substitute payment”) with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends received deduction for corporate shareholders.

If the Fund’s distributions exceed its earnings and profits, all or a portion of the distributions made for a taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in the Fund and result in a higher capital gain or lower capital loss when the Shares on which the distribution was received are sold. After a shareholder’s basis in the Shares has been reduced to zero, distributions in excess of earnings and profits will be treated as gain from the sale of the shareholder’s Shares.

Taxation of Shareholders – Sale of Shares. A sale or redemption of Shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of Shares will be treated as long-term capital gain or loss if Shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of Shares will generally be treated as short-term capital gain or loss. Any loss realized upon a taxable disposition of Shares held for six months or less will be treated as long-term capital loss, rather than short-term capital loss, to the extent of any amounts treated as distributions to the shareholder of long-term capital gain with respect to such Shares (including any amounts credited to the shareholder as undistributed capital gains). All or a portion of any loss realized upon a taxable disposition of Shares may be disallowed if substantially identical Shares are acquired (through the reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the disposition. In such a case, the basis of the newly acquired Shares will be adjusted to reflect the disallowed loss.

The cost basis of Shares acquired by purchase will generally be based on the amount paid for Shares and then may be subsequently adjusted for other applicable transactions as required by the Code. The difference between the selling price and the cost basis of Shares generally determines the amount of the capital gain or loss realized on the sale of Shares. Contact the broker through whom you purchased your Shares to obtain information with respect to the available cost basis reporting methods and elections for your account.

An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the sum of the exchanger’s aggregate basis in the securities surrendered plus the amount of cash paid for such Creation Units. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of any securities received plus the amount of any cash received for such Creation Units. The Internal Revenue Service (“IRS”), however, may assert that a loss realized upon an exchange of securities for Creation Units cannot currently be deducted under the rules governing “wash sales” (for an exchanger who does not mark-to-market its portfolio) or on the basis that there has been no significant change in economic position.

Any capital gain or loss realized upon the creation of Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held for more than one year. Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if the Shares composing the Creation Units have been held for more than one year. Otherwise, such capital gains or losses will generally be treated as short-term capital gains or losses. Any loss upon a redemption of Creation Units held for six months or less may be treated as long-term capital loss to the extent of any amounts treated as distributions to the applicable Authorized Participant of long-term capital gain with respect to the Creation Units (including any amounts credited to the Authorized Participant as undistributed capital gains).

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The Trust, on behalf of the Fund, has the right to reject an order for Creation Units if the purchaser (or a group of purchasers) would, upon obtaining the Creation Units so ordered, own 80% or more of the outstanding Shares and if, pursuant to Section 351 of the Code, the Fund would have a basis in the deposit securities different from the market value of such securities on the date of deposit. The Trust also has the right to require the provision of information necessary to determine beneficial Share ownership for purposes of the 80% determination. If the Fund does issue Creation Units to a purchaser (or a group of purchasers) that would, upon obtaining the Creation Units so ordered, own 80% or more of the outstanding Shares, the purchaser (or a group of purchasers) will not recognize gain or loss upon the exchange of securities for Creation Units.

Persons purchasing or redeeming Creation Units should consult their own tax advisers with respect to the tax treatment of any creation or redemption transaction and whether the wash sales rule applies and when a loss may be deductible.

Taxation of Fund Investments. Certain of the Fund’s investments may be subject to complex provisions of the Code (including provisions relating to hedging transactions, straddles, integrated transactions, foreign currency contracts, forward foreign currency contracts, and notional principal contracts) that, among other things, may affect the Fund’s ability to qualify as a RIC, affect the character of gains and losses realized by the Fund (e.g., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require the Fund to mark to market certain types of positions in its portfolio (i.e., treat them as if they were closed out) which may cause the Fund to recognize income without the Fund receiving cash with which to make distributions in amounts sufficient to enable the Fund to satisfy the RIC distribution requirements for avoiding Fund-level income and excise taxes. The Fund intends to monitor its transactions, intends to make appropriate tax elections, and intends to make appropriate entries in its books and records to mitigate the effect of these rules and preserve the Fund’s qualification for treatment as a RIC. To the extent the Fund invests in an underlying fund that is taxable as a RIC, the rules applicable to the tax treatment of complex securities will also apply to the underlying funds that also invest in such complex securities and investments. In addition, because the tax rules applicable to such instruments may be uncertain under current law, an adverse determination or future IRS guidance with respect to these rules (which determination or guidance could be retroactive) may affect whether the Fund has made sufficient distributions and otherwise satisfied the relevant requirements to maintain its qualification as a RIC and avoid a Fund-level tax.

Backup Withholding. The Fund will be required in certain cases to withhold (as “backup withholding”) on amounts payable to any shareholder who (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to backup withholding by the IRS for failure to properly report all payments of interest or dividends; (3) fails to provide a certified statement that they are not subject to “backup withholding;” or (4) fails to provide a certified statement that they are a U.S. person (including a U.S. resident alien). The backup withholding rate is at a rate set under Section 3406 of the Code. Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder’s ultimate U.S. federal income tax liability. Backup withholding will not be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor permanent residents of the United States.

Non-U.S. Shareholders. Any non-U.S. investors in the Fund may be subject to U.S. withholding and estate tax and are encouraged to consult their tax advisors prior to investing in the Fund. Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to a U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from taxable ordinary income. The Fund may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. Short-term capital gain dividends received by a nonresident alien individual who is present in the U.S. for a period or periods aggregating 183 days or more during the taxable year are not exempt from this 30% withholding tax. Gains realized by foreign shareholders from the sale or other disposition of Shares generally are not subject to U.S. taxation, unless the recipient is an individual who is physically present in the U.S. for 183 days or more per year (based on a formula that factors in presence in the U.S. during the two preceding years as well). Foreign shareholders who fail to provide an applicable IRS form may be subject to backup withholding on certain payments from the Fund. Backup withholding will not be applied to payments that are subject to the 30% (or lower applicable treaty rate) withholding tax described in this paragraph. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.

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Under the Foreign Account Tax Compliance Act (“FATCA”), the Fund may be required to withhold a generally nonrefundable 30% tax on distributions of net investment income paid to (a) certain “foreign financial institutions” unless such foreign financial institution agrees to verify, monitor, and report to the IRS the identity of certain of its account holders, among other items (or unless such entity is otherwise deemed compliant under the terms of an intergovernmental agreement between the United States and the foreign financial institution’s country of residence), and (b) certain “non-financial foreign entities” unless such entity certifies to the Fund that it does not have any substantial U.S. owners or provides the name, address, and taxpayer identification number of each substantial U.S. owner, among other items. This FATCA withholding tax could also affect the Fund’s return on its investments in foreign securities or affect a shareholder’s return if the shareholder holds its Fund shares through a foreign intermediary. You are urged to consult your tax adviser regarding the application of this FATCA withholding tax to your investment in the Fund and the potential certification, compliance, due diligence, reporting, and withholding obligations to which you may become subject in order to avoid this withholding tax.

For foreign shareholders to qualify for an exemption from backup withholding, described above, the foreign shareholder must comply with special certification and filing requirements. Foreign shareholders in the Fund should consult their tax advisors in this regard.

Tax-Exempt Shareholders. Certain tax-exempt shareholders, including qualified pension plans, individual retirement accounts, salary deferral arrangements, 401(k) plans, and other tax-exempt entities, generally are exempt from federal income taxation, except with respect to their unrelated business taxable income (“UBTI”). Tax-exempt entities are generally not permitted to offset losses from one unrelated trade or business against the income or gain of another unrelated trade or business. Certain net losses incurred prior to January 1, 2018 are permitted to offset gain and income created by an unrelated trade or business, if otherwise available. Under current law, the Fund generally serves to block UBTI from being realized by its tax-exempt shareholders with respect to their shares of Fund income. However, notwithstanding the foregoing, tax-exempt shareholders could realize UBTI by virtue of their investment in the Fund if, for example, Shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholders within the meaning of section 514(b) of the Code. Charitable remainder trusts are subject to special rules and should consult their tax advisers. The IRS has issued guidance with respect to these issues and prospective shareholders, especially charitable remainder trusts, are strongly encouraged to consult with their tax advisers regarding these issues.

Certain Potential Tax Reporting Requirements. Under U.S. Treasury regulations, if a shareholder recognizes a loss on disposition of the Shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on IRS Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Significant penalties may be imposed for the failure to comply with the reporting requirements. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Other Issues. In those states which have income tax laws, the tax treatment of the Fund and of Fund shareholders with respect to distributions by the Fund may differ from federal tax treatment.

FINANCIAL STATEMENTS

The Fund’s audited financial statements accompanying notes and report of the independent registered public accounting firm appearing in the Fund’s annual Certified Shareholder Report for the fiscal period ended August 31, 2025 are incorporated herein by reference. You may request a copy of the Fund’s annual Certified Shareholder Report at no charge by calling (833) 333-9383 or through the Fund’s website at www.defianceetfs.com.

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Defiance Nasdaq 100 Income Target ETF (QQQT)

listed on The Nasdaq Stock Market, LLC

Defiance S&P 500 Income Target ETF (SPYT)

Defiance R2000 Income Target ETF (IWMT)

each listed on NYSE Arca, Inc.

PROSPECTUS

December 23, 2025

The U.S. Securities and Exchange Commission (the “SEC”) has not approved or disapproved of these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

SUMMARY INFORMATION

DEFIANCE NASDAQ 100 INCOME TARGET ETF - FUND SUMMARY

Investment Objective

The Fund’s primary investment objective is to seek current income.

The Fund’s secondary investment objective is to seek exposure to the performance of the Nasdaq 100 Index (the “Index”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (includes interest expenses)	0.15%
Acquired Fund Fees and Expenses(2)	0.20%
Total Annual Fund Operating Expenses	1.20%

(1)	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”) will pay, all of the Fund’s expenses, except for the following: advisory fees, interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), litigation expenses, and other non-routine or extraordinary expenses.
(2)	Acquired Fund Fees and Expenses (“AFFE”) are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the expense ratios in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude AFFE.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$122	$381	$660	$1,455

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. For the fiscal year ended August 31, 2025, the Fund’s portfolio turnover rate was 12% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that primarily seeks to generate current income. The Fund’s strategy involves holding shares of unaffiliated passively managed ETFs that seek to track the performance of the Index (“Index ETFs”) and selling daily credit call spreads on the Index. The Fund may also gain synthetic exposure to the Index by using call options that reference the Index or Index ETFs.

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Each day, the Fund will sell Index call spreads, generally involving the sale of a call option at or near the money and the simultaneous purchase of another call option at a higher strike price, to generate options premiums. In doing so, it will focus on options with near-term expiration. If the Index’s value rises above the upper strike price (the call spreads cap), the Fund will profit from further upside appreciation in the value of the Index.

Annual Distribution Target

The Fund’s options strategies are designed to seek net premiums of approximately 1.7% per month. The Fund has also established a target annual cash distribution level of approximately 20% of its net asset value (the “Annual 20% Target”). This target reflects the Adviser’s expectations based on the options premiums the Fund seeks to generate and the annualized effect of those premiums. In practice, the Fund’s options strategies are designed to seek monthly distribution levels of roughly 1.7%, which, when annualized, correspond to the Annual 20% Target. The Annual 20% Target is not a guarantee, nor does it represent a 20% yield or a 20% total return. Actual distributions may be higher or lower depending on market conditions and the Fund’s results.

The Fund aims for consistent distribution levels, primarily relying on the options premiums generated from selling the call spreads. If the anticipated daily options premiums from these activities surpasses a set threshold, the Adviser may adjust the Fund’s strategy to seek achieve the Annual 20% Target.

To the extent the Fund’s returns fall short of the Annual 20% Target, distributions will reduce the Fund’s net asset value (NAV). Although stated as an annual target, distributions are paid more frequently, and any amount the Fund pays in excess of its earnings will reduce NAV. If the Fund’s NAV declines over time, the dollar amount of future distributions will also decrease. Distributions may include a significant portion classified as return of capital (“ROC”). ROC generally represents a return of a shareholder’s invested capital rather than traditional income such as dividends or interest. See the prospectus section titled “Additional Information About the Funds” for more information about option premiums and ROC.

Additional Fund Attributes

This strategy seeks to offer an “enhanced” yield compared to traditional option-based strategies by focusing on short-term options, which typically yield higher premiums than equivalent longer-term options.

In addition to options trading, the Fund will hold cash or short-term U.S. Treasury securities. These securities serve a dual purpose: providing collateral for the options strategy and contributing to the Fund’s income generation.

Dividends paid by the Fund’s Index ETF holdings will contribute to the Fund’s income generation.

The Fund’s options contracts will:

●	Generate options premiums.
●	Limit the Fund’s indirect participation in gains, if any, of the Index’s value.

The Fund’s approach to Index option contracts entails selling daily Index credit call spreads. The Fund seeks to earn net options premiums, with an opportunity to gain from the time decay of options.

The Fund intends to invest in cash-settled options, which means the holder of the option doesn’t receive securities when the option is exercised or expires. Instead, any payments are made in cash. See the prospectus section titled “Additional Information About the Funds” for more information about the Fund’s principal holdings, including its options holdings.

The Fund is classified as “non-diversified” under the 1940 Act.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in financial instruments and economic interests that provide exposure to the value of the Index. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

An investment in the Fund is not an investment in the Index, nor is the Fund an investment in a traditional passively managed index fund.

The Fund’s strategy is subject to all potential losses if the Index loses value, which may not be offset by options premiums received by the Fund.

Additional information regarding the Index is also set forth below.

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THE FUND, TRUST, AND ADVISER ARE NOT AFFILIATED WITH, NOR ENDORSED BY, THE INDEX.

Index Overview: The Nasdaq 100 Index is a benchmark index that includes 100 of the largest non-financial companies listed on the Nasdaq Stock Market, based on market capitalization. This makes it a large-cap index, meaning its constituents have a high market value, often in the billions of dollars.

The Index includes companies from various industries but is heavily weighted towards the technology sector. This reflects the Nasdaq’s historic strength as a listing venue for tech companies. Other sectors represented include consumer discretionary, health care, communication services, and industrials, among others.

In terms of volatility, like all stock indices, the Index experiences daily price movements and can be significantly volatile at times. This is often driven by macroeconomic factors, market sentiment, and financial results or news from its large constituents. Historical periods of significant volatility include the dot-com bubble burst around 2000 and the global financial crisis of 2007-2008, among other events. However, the specific degree of volatility can vary and is subject to change based on market conditions.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”) per share, trading price, yield, total return, and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Funds—Principal Risks of Investing in the Funds.”

An investment in the Fund entails risk. The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund. The Fund is not a complete investment program. It is important that investors closely review all of the risks listed below and understand them before making an investment in the Fund.

Index ETF Risks. The Fund invests in Index ETFs, which subjects the Fund to the following risks:

Indirect Investment Risk. The Index is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates and is not involved with this offering in any way. Investors in the Fund will be subject to declines in the performance of the Index.

Index Trading Risk. The trading price of the Index may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of companies.

The Nasdaq 100 Index Risks: The Index’s major risks stem from its high concentration in the technology sector and significant exposure to high-growth, high-valuation companies. A downturn in the tech industry, whether from regulatory changes, shifts in technology, or competitive pressures, can greatly impact the index. It’s also vulnerable to geopolitical risks due to many constituent companies having substantial international operations. Since many of these tech companies often trade at high valuations, a shift in investor sentiment could lead to significant price declines.

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Index and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the value of the options contracts in which it invests are substantially influenced by the value of the Index. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods.

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Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Distribution Risk. As part of the Fund’s investment objective to provide current income, the Fund seeks to provide monthly income distributions. There is no assurance that the Fund will make a distribution in any given month. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the monthly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date (i.e., the date by which you need to own a dividend-paying stock in order to receive the upcoming dividend payment). The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. Additionally, there may be brokerage costs or taxable gains or losses that may be imposed on the Fund in connection with a cash redemption that may not have occurred if the Fund had made a redemption in-kind. These costs could decrease the value of the Fund to the extent they are not offset by a transaction fee payable by an AP.

Costs of Buying or Selling Shares. Buying or selling Shares involves certain costs, including brokerage commissions, other charges imposed by brokers, and bid-ask spreads. The bid-ask spread represents the difference between the price at which an investor is willing to buy Shares and the price at which an investor is willing to sell Shares. The spread varies over time based on the Shares’ trading volume and market liquidity. The spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Due to the costs of buying or selling Shares, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

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Trading. Although Shares are listed on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Index’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

Newer Fund Risk. The Fund is a recently organized management investment company with limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decisions. There can be no assurance that the Fund will maintain an economically viable size.

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

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Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Performance

Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information is available on the Fund’s website at www.defianceetfs.com/QQQT.

Management

Investment Adviser: Tidal Investments LLC serves as investment adviser to the Fund.

Portfolio Managers:

The following individuals are jointly and primarily responsible for the day-to-day management of the Fund.

Jay Pestrichelli, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since its inception in 2024.

Matt Brandt, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since December of 2025.

Scott Synder, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since December of 2025.

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only Authorized Participants (Aps) (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash.

Shares are listed on a national securities exchange, such as the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. This difference in bid and ask prices is often referred to as the “bid-ask spread.”

Information regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount, and the median bid-ask spreads can be found on the Fund’s website at www. defianceetfs.com/QQQT.

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Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless an investment is in an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Financial Intermediary Compensation

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training, or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

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SUMMARY INFORMATION

DEFIANCE S&P 500 INCOME TARGET ETF - FUND SUMMARY

Investment Objective

The Fund’s primary investment objective is to seek current income.

The Fund’s secondary investment objective is to seek exposure to the performance of the S&P 500 Index (the “Index”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (includes interest expenses)	0.04%
Acquired Fund Fees and Expenses(2)	0.03%
Total Annual Fund Operating Expenses	0.92%

(1)	The Fund’s investment adviser, Tidal Investments, LLC (the “Adviser”) will pay all of the Fund’s expenses, except for the following: advisory fees, interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), litigation expenses, and other non-routine or extraordinary expenses.
(2)	Acquired Fund Fees and Expenses (“AFFE”) are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the expense ratios in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude AFFE.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$94	$293	$509	$1,131

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. For the fiscal year ended August 31, 2025, the Fund’s portfolio turnover rate was 31% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that primarily seeks to generate current income. The Fund’s strategy involves holding shares of unaffiliated passively managed ETFs that seek to track the performance of the Index (“Index ETFs”) and selling daily credit call spreads on the Index. The Fund may also gain synthetic exposure to the Index by using call options that reference the Index or Index ETFs.

Each day, the Fund will sell Index call spreads, generally involving the sale of a call option at or near the money and the simultaneous purchase of another call option at a higher strike price, to generate options premiums. In doing so, it will focus on options with near-term expiration. If the Index’s value rises above the upper strike price (the call spreads cap), the Fund will profit from further upside appreciation in the value of the Index.

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Annual Distribution Target

The Fund’s options strategies are designed to seek net premiums of approximately 1.7% per month. The Fund has also established a target annual cash distribution level of approximately 20% of its net asset value (the “Annual 20% Target”). This target reflects the Adviser’s expectations based on the options premiums the Fund seeks to generate and the annualized effect of those premiums. In practice, the Fund’s options strategies are designed to seek monthly distribution levels of roughly 1.7%, which, when annualized, correspond to the Annual 20% Target. The Annual 20% Target is not a guarantee, nor does it represent a 20% yield or a 20% total return. Actual distributions may be higher or lower depending on market conditions and the Fund’s results.

The Fund aims for consistent distribution levels, primarily relying on the options premiums generated from selling the call spreads. If the anticipated daily options premiums from these activities surpasses a set threshold, the Adviser may adjust the Fund’s strategy to seek achieve the Annual 20% Target.

To the extent the Fund’s returns fall short of the Annual 20% Target, distributions will reduce the Fund’s net asset value (NAV). Although stated as an annual target, distributions are paid more frequently, and any amount the Fund pays in excess of its earnings will reduce NAV. If the Fund’s NAV declines over time, the dollar amount of future distributions will also decrease. Distributions may include a significant portion classified as return of capital (“ROC”). ROC generally represents a return of a shareholder’s invested capital rather than traditional income such as dividends or interest. See the prospectus section titled “Additional Information About the Funds” for more information about option premiums and ROC.

Additional Fund Attributes

This strategy seeks to offer an “enhanced” yield compared to traditional option-based strategies by focusing on short-term options, which typically yield higher premiums than equivalent longer-term options.

In addition to options trading, the Fund will hold cash or short-term U.S. Treasury securities. These securities serve a dual purpose: providing collateral for the options strategy and contributing to the Fund’s income generation.

Dividends paid by the Fund’s Index ETF holdings will contribute to the Fund’s income generation.

The Fund’s options contracts will:

●	Generate options premiums.
●	Limit the Fund’s indirect participation in gains, if any, of the Index’s value.

The Fund’s approach to Index option contracts entails selling daily Index credit call spreads. The Fund seeks to earn net options premiums, with an opportunity to gain from the time decay of options.

The Fund intends to invest in cash-settled options, which means the holder of the option doesn’t receive securities when the option is exercised or expires. Instead, any payments are made in cash. See the prospectus section titled “Additional Information About the Funds” for more information about the Fund’s principal holdings, including its options holdings.

The Fund is classified as “non-diversified” under the 1940 Act.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in financial instruments and economic interests that provide exposure to the value of the Index. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

An investment in the Fund is not an investment in the Index, nor is the Fund an investment in a traditional passively managed index fund.

The Fund’s strategy is subject to all potential losses if the Index loses value, which may not be offset by options premiums received by the Fund.

Additional information regarding the Index is also set forth below.

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THE FUND, TRUST, AND ADVISER ARE NOT AFFILIATED WITH, NOR ENDORSED BY, THE INDEX.

Index Overview: The S&P 500 Index is a widely recognized benchmark index that tracks the performance of 500 of the largest U.S.-based companies listed on the New York Stock Exchange or Nasdaq. These companies represent approximately 80% of the total U.S. equities market by capitalization, making it a large-cap index.

The S&P 500 is diversified across all sectors of the economy, including technology, healthcare, consumer discretionary, financials, industrials, and others. This distribution can vary over time as the market value of the sectors change.

Regarding volatility, the S&P 500, like all market indices, has experienced periods of significant daily price movements. Historically notable periods of volatility include the Black Monday crash in 1987, the dot-com bubble burst around 2000, the financial crisis of 2008, and the market reactions to the COVID-19 pandemic in early 2020. However, the specific degree of volatility can vary and is subject to change based on overall market conditions. Despite these periods of volatility, the Index has shown long-term growth over its history.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”) per share, trading price, yield, total return, and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Funds—Principal Risks of Investing in the Funds.”

An investment in the Fund entails risk. The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund. The Fund is not a complete investment program. It is important that investors closely review all of the risks listed below and understand them before making an investment in the Fund.

Index ETF Risks. The Fund invests in Index ETFs, which subjects the Fund to the following risks:

Indirect Investment Risk. The Index is not affiliated with the Trust, the Fund, the Adviser or their respective affiliates and is not involved with this offering in any way. Investors in the Fund will be subject to declines in the performance of the Index.

Index Trading Risk. The trading price of the Index may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of companies.

S&P 500 Index Risks: The Index, which includes a broad swath of large U.S. companies, is primarily exposed to overall economic and market conditions. Recession, inflation, and changes in interest rates can significantly impact the index’s performance. Furthermore, despite its diverse representation, a downturn in a major sector such as technology or financials could notably affect the index. Geopolitical risks and unexpected global events, like pandemics, can introduce volatility and uncertainty.

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Index and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the value of the options contracts in which it invests are substantially influenced by the value of the Index. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods.

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Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Distribution Risk. As part of the Fund’s investment objective to provide current income, the Fund seeks to provide monthly income distributions. There is no assurance that the Fund will make a distribution in any given month. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the monthly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date (i.e., the date by which you need to own a dividend-paying stock in order to receive the upcoming dividend payment). The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. Additionally, there may be brokerage costs or taxable gains or losses that may be imposed on the Fund in connection with a cash redemption that may not have occurred if the Fund had made a redemption in-kind. These costs could decrease the value of the Fund to the extent they are not offset by a transaction fee payable by an AP.

Costs of Buying or Selling Shares. Buying or selling Shares involves certain costs, including brokerage commissions, other charges imposed by brokers, and bid-ask spreads. The bid-ask spread represents the difference between the price at which an investor is willing to buy Shares and the price at which an investor is willing to sell Shares. The spread varies over time based on the Shares’ trading volume and market liquidity. The spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Due to the costs of buying or selling Shares, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

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Trading. Although Shares are listed on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Index’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

Newer Fund Risk. The Fund is a recently organized management investment company with limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decisions. There can be no assurance that the Fund will maintain an economically viable size.

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

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Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Performance

Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information is available on the Fund’s website at www.defianceetfs.com/SPYT.

Management

Investment Adviser: Tidal Investments LLC serves as investment adviser to the Fund.

Portfolio Managers:

The following individuals are jointly and primarily responsible for the day-to-day management of the Fund.

Jay Pestrichelli, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since its inception in 2024.

Matt Brandt, Portfolio Manager for the Advisor, has been a portfolio manager of the Fund since December of 2025.

Scott Snyder, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since December of 2025.

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only Authorized Participants (Aps) (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash.

Shares are listed on a national securities exchange, such as the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. This difference in bid and ask prices is often referred to as the “bid-ask spread.”

Information regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount, and the median bid-ask spreads can be found on the Fund’s website at www.defianceetfs.com/SPYT.

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless an investment is in an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

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Financial Intermediary Compensation

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training, or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

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SUMMARY INFORMATION

DEFIANCE R2000 INCOME TARGET ETF - FUND SUMMARY

Investment Objective

The Fund’s primary investment objective is to seek current income.

The Fund’s secondary investment objective is to seek exposure to the performance of the Russell 2000 Index (the “Index”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Acquired Fund Fees and Expenses(2)(3)	0.19%
Total Annual Fund Operating Expenses	1.04%

(1)	The Fund’s investment adviser, Tidal Investments, LLC (the “Adviser”) will pay all of the Fund’s expenses, except for the following: advisory fees, interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), litigation expenses, and other non-routine or extraordinary expenses.
(2)	Based on estimated amounts for the current fiscal year.
(3)	Acquired Fund Fees and Expenses (“AFFE”) are the indirect costs of investing in other investment companies.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$106	$331

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. Because the Fund has not commenced operations as of the date of this Prospectus, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that primarily seeks to generate current income. The Fund’s strategy involves holding shares of unaffiliated passively managed ETFs that seek to track the performance of the Index (“Index ETFs”) and selling daily credit call spreads on the Index. The Fund may also gain synthetic exposure to the Index by using call options that reference the Index or Index ETFs.

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Each day, the Fund will sell Index call spreads, generally involving the sale of a call option at or near the money and the simultaneous purchase of another call option at a higher strike price, to generate options premiums. In doing so, it will focus on options with near-term expiration. If the Index’s value rises above the upper strike price (the call spreads cap), the Fund will profit from further upside appreciation in the value of the Index.

Annual Distribution Target

The Fund’s options strategies are designed to seek net premiums of approximately 1.7% per month. The Fund has also established a target annual cash distribution level of approximately 20% of its net asset value (the “Annual 20% Target”). This target reflects the Adviser’s expectations based on the options premiums the Fund seeks to generate and the annualized effect of those premiums. In practice, the Fund’s options strategies are designed to seek monthly distribution levels of roughly 1.7%, which, when annualized, correspond to the Annual 20% Target. The Annual 20% Target is not a guarantee, nor does it represent a 20% yield or a 20% total return. Actual distributions may be higher or lower depending on market conditions and the Fund’s results.

The Fund aims for consistent distribution levels, primarily relying on the options premiums generated from selling the call spreads. If the anticipated daily options premiums from these activities surpasses a set threshold, the Adviser may adjust the Fund’s strategy to seek achieve the Annual 20% Target.

To the extent the Fund’s returns fall short of the Annual 20% Target, distributions will reduce the Fund’s net asset value (NAV). Although stated as an annual target, distributions are paid more frequently, and any amount the Fund pays in excess of its earnings will reduce NAV. If the Fund’s NAV declines over time, the dollar amount of future distributions will also decrease. Distributions may include a significant portion classified as return of capital (“ROC”). ROC generally represents a return of a shareholder’s invested capital rather than traditional income such as dividends or interest. See the prospectus section titled “Additional Information About the Funds” for more information about option premiums and ROC.

Additional Fund Attributes

This strategy seeks to offer an “enhanced” yield compared to traditional option-based strategies by focusing on short-term options, which typically yield higher premiums than equivalent longer-term options.

In addition to options trading, the Fund will hold cash or short-term U.S. Treasury securities. These securities serve a dual purpose: providing collateral for the options strategy and contributing to the Fund’s income generation.

Dividends paid by the Fund’s Index ETF holdings will contribute to the Fund’s income generation.

The Fund’s options contracts will:

●	Generate options premiums.
●	Limit the Fund’s indirect participation in gains, if any, of the Index’s value.

The Fund’s approach to Index option contracts entails selling daily Index credit call spreads. The Fund seeks to earn net options premiums, with an opportunity to gain from the time decay of options.

The Fund intends to invest in cash-settled options, which means the holder of the option doesn’t receive securities when the option is exercised or expires. Instead, any payments are made in cash. See the prospectus section titled “Additional Information About the Funds” for more information about the Fund’s principal holdings, including its options holdings.

The Fund is classified as “non-diversified” under the 1940 Act.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in financial instruments and economic interests that provide exposure to the value of the Index. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

An investment in the Fund is not an investment in the Index, nor is the Fund an investment in a traditional passively managed index fund.

The Fund’s strategy is subject to all potential losses if the Index loses value, which may not be offset by options premiums received by the Fund.

Additional information regarding the Index is also set forth below.

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THE FUND, TRUST, AND ADVISER ARE NOT AFFILIATED WITH, NOR ENDORSED BY, THE INDEX.

Index Overview: The Russell 2000 Index is a widely recognized benchmark index that tracks the performance of approximately 2000 small-cap companies in the United States. These are the smallest companies listed in the Russell 3000 Index, representing about 10% of that index’s total market capitalization.

The Russell 2000 Index is diversified and includes companies from various sectors such as financial services, healthcare, technology, consumer discretionary, industrials, and others. The exact distribution can fluctuate over time due to market conditions.

In terms of volatility, the Index, being a small-cap index, tends to be more volatile than large-cap indices like the S&P 500 or the Nasdaq 100 indices. Small-cap stocks can be more sensitive to changes in the economic climate and can experience larger price swings. Notable periods of volatility have included the dot-com bubble burst in 2000, the financial crisis in 2008, and the market turmoil caused by the COVID-19 pandemic in 2020. However, as with any index, the specific level of volatility can change based on broader market conditions.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”) per share, trading price, yield, total return, and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Funds—Principal Risks of Investing in the Funds.”

An investment in the Fund entails risk. The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund. The Fund is not a complete investment program. It is important that investors closely review all of the risks listed below and understand them before making an investment in the Fund.

Index ETF Risks. The Fund invests in Index ETFs, which subjects the Fund to the following risks:

Indirect Investment Risk. The Index is not affiliated with the Trust, the Fund, the Adviser or their respective affiliates and is not involved with this offering in any way. Investors in the Fund will be subject to declines in the performance of the Index.

Index Trading Risk. The trading price of the Index may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of companies.

Russell 2000 Index Risks: The Index, which consists of small-cap U.S. companies, is particularly susceptible to economic changes, as these firms often have less financial resilience than larger companies. Market volatility can disproportionately affect these smaller businesses, leading to significant price swings. Additionally, these companies are often more exposed to specific industry risks and have less diverse revenue streams. They can also be more vulnerable to changes in domestic regulatory or policy environments.

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Index and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the value of the options contracts in which it invests are substantially influenced by the value of the Index. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods.

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Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Distribution Risk. As part of the Fund’s investment objective to provide current income, the Fund seeks to provide monthly income distributions. There is no assurance that the Fund will make a distribution in any given month. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the monthly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date (i.e., the date by which you need to own a dividend-paying stock in order to receive the upcoming dividend payment). The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. Additionally, there may be brokerage costs or taxable gains or losses that may be imposed on the Fund in connection with a cash redemption that may not have occurred if the Fund had made a redemption in-kind. These costs could decrease the value of the Fund to the extent they are not offset by a transaction fee payable by an AP.

Costs of Buying or Selling Shares. Buying or selling Shares involves certain costs, including brokerage commissions, other charges imposed by brokers, and bid-ask spreads. The bid-ask spread represents the difference between the price at which an investor is willing to buy Shares and the price at which an investor is willing to sell Shares. The spread varies over time based on the Shares’ trading volume and market liquidity. The spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Due to the costs of buying or selling Shares, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

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Trading. Although Shares are listed on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Index’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

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Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Performance

Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of the Index and a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information will be available on the Fund’s website at www.defianceetfs.com/IWMT.

Management

Investment Adviser: Tidal Investments LLC (the “Adviser”) serves as investment adviser to the Fund.

Portfolio Managers:

The following individuals are jointly and primarily responsible for the day-to-day management of the Fund.

Jay Pestrichelli, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since its inception in 2025.

Matt Brandt, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since its inception in 2025.

Scott Synder, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since its inception in 2025.

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only Authorized Participants (Aps) (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash.

Shares are listed on a national securities exchange, such as the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. This difference in bid and ask prices is often referred to as the “bid-ask spread.”

When available, information regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount, and the median bid-ask spreads can be found on the Fund’s website at www.defianceetfs.com/IWMT.

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless an investment is in an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

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Financial Intermediary Compensation

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training, or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

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ADDITIONAL INFORMATION ABOUT THE FUNDS

Investment Objective

Each Fund’s investment objective, as described in its Summary Section of this Prospectus above, is fundamental if it cannot be changed without the consent of the holders of a majority of the outstanding Shares. No Fund’s investment objective has been adopted as a fundamental investment policy and therefore each Fund’s investment objective may be changed without the consent of that Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of Tidal Trust II (the “Trust”) and at least 60 days’ prior written notice to shareholders.

Principal Investment Strategies

There is no guarantee that each Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

Under normal circumstances, each Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in financial instruments and economic interests that provide exposure to the value of its Index. Each Fund’s “80%” policy is non-fundamental and can be changed without shareholder approval. However, Fund shareholders would be given at least 60 days’ notice prior to any such change.

As described above, in addition to investing in Index ETFs (or gaining synthetic exposure to its Index through the use of options), each Fund sells daily credit call spreads on its Index. The options strategy consists of selling a call option and simultaneously buying another call option at a higher strike price for income generation.

Each spread comprises the sale of one call option and the simultaneous purchase of another at a higher strike price. The income from selling the calls is offset to some extent by the cost of buying calls. The difference between the premium received from selling calls and the premium paid for buying calls represents the net current income from each Fund’s options strategy. This method is designed to earn income through the premiums charged for these options. Each Fund targets a specific annual income, strategically selling options that are priced close to the current market level of the Index.

Each Fund benefits if its Index’s value increases, especially when its value surpasses a certain threshold, through its investments in Index ETFs. Each Fund’s approach, focusing on short-term options close to expiration, is designed to seek to provide an enhanced yield compared to traditional options strategies. This is because short-term options typically yield higher income. Each Fund’s options strategy is a key aspect of its overall investment approach, aiming for steady income generation regardless of market fluctuations.

Options Terminology:

●	Call Options: Call options are financial contracts that give the buyer the right, but not the obligation, to buy a specified amount of an underlying asset, like a stock, at a predetermined price (strike price) within a specific time period. In pursuing its investment strategy, the Fund will be both a buyer of call options and a seller of call options.
●	Buyers of Call Options: A buyer of call options has the potential to profit from any increase in the asset’s price above the strike price, but the buyer’s risk is limited to the premium paid for the option, offering a way to benefit from upward price movements.
●	Sellers of Call Options: In general, a seller (writer) of call options, earns premium income upfront but bears the risk of potentially unlimited losses if the asset’s price rises significantly above the strike price, as the seller is obligated to sell the asset at the strike price if the option is exercised. However, due to the Fund’s strategy of using credit call spreads, which means the Fund adds a long call at a strike above the level of the short call, the risk is defined and not unlimited. That is, the Fund’s risk is limited to the difference between the strikes regardless of how high the market moves (i.e., therefore removing the unlimited risk associated with just a short call).
●	At-the-money or near-the-money call spreads: Options strategies involving strike prices close to or equal to the current market level of the underlying asset.
●	Cash-settled options: Options that are resolved through cash payments rather than the delivery of securities.
●	Collateral for the options strategy: Assets held to secure obligations in options contracts.
●	Credit call spreads: An options strategy involving selling a call option at a higher strike of the same expiration resulting in a net credit for income generation.
●	Index option contracts: Financial derivatives based on stock indices.
●	Option premiums: Payments received for selling options.
●	Out-the-money: Options where the strike price is less favorable than the current market price of the underlying asset.
●	Strike price: The set price at which an option can be bought or sold.
●	Time decay of options: The reduction in the value of an option over time, especially as its expiration date approaches.
●	Current income: Refers to the regular income that each Fund seeks to generate primarily through the premiums received from selling daily Index credit call spreads. This income is not dependent on the capital appreciation of the underlying assets but rather on the strategy of selling options to receive option premiums, aiming to achieve a target annual income level from these transactions.

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Fund Portfolio

Each Fund’s portfolio is comprised mainly of:

●	Shares of Index ETFs.
●	Sold Index call option contracts, generally at or near the money.
●	Bought Index call options contracts, with strike prices above the strike prices of the sold options.
●	Limited holdings of U.S. Treasury Securities and Cash (less than 10% of Fund assets) for collateral and income generation.

Principal Holdings
Portfolio Holdings (All options are based on the value of the Index)	Investment Terms	Expected Target Maturity
Index ETF shares	N/A	N/A
Sold call option contracts

“at (or near)-the money” (i.e., the strike price is equal to or near the then-current price of the Index at the time of sale)

Sold call option contracts provide inverse exposure to the full extent of any increases in the value experienced by the Index minus the premium received.

Typically, 1 day, but may extend to one-week expiration dates
Bought call option contracts

“out-the-money” (i.e., the strike price is above the then-current price of the Index at the time of sale).

Bought call option contracts provide exposure to the full extent of any increases in the value experienced by the Index above the option’s strike price.

Typically, 1 day, but may extend to one-week expiration dates
U.S Treasury Securities and Cash

Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government.

These instruments are used as collateral for the Fund’s derivative investments.

They will also generate income. The Fund will generally hold US Treasuries to maturity.

6-month to 2-year maturities at the time of purchase.

Options Premiums – Income/Return of Capital

Receipt of an option premium does not always represent income. Depending on whether the transaction as a whole results in a gain or loss, such amounts may be treated for accounting or tax purposes as income or as a return of capital (“ROC”). ROC represents a return of a shareholder’s own invested capital and does not reflect traditional income such as dividends or interest. A portion (sometimes a significant portion) of a Fund’s cash distributions may be classified as ROC, which generally refers to the portion of a distribution that represents a return of the original investment (principal) rather than income or profit. Accordingly, such distributions do not necessarily reflect traditional income or yield, and receipt of an option premium could ultimately result in a net loss on the transaction if offset by subsequent closing transactions, exercise or settlement.

Manager of Managers Structure

Although the Funds are not currently sub-advised, the Funds and the Adviser have received exemptive relief from the SEC permitting the Adviser (subject to certain conditions and the approval of the Board) to change or select new unaffiliated sub-advisers without obtaining shareholder approval. The relief also permits the Adviser to materially amend the terms of agreements with an unaffiliated sub-adviser (including an increase in the fee paid by the Adviser to the unaffiliated sub-adviser (and not paid by the Fund)) or to continue the employment of an unaffiliated sub-adviser after an event that would otherwise cause the automatic termination of services with Board approval, but without shareholder approval. Shareholders will be notified of any unaffiliated sub-adviser changes. The Adviser has the ultimate responsibility, subject to oversight by the Board, to oversee a sub-adviser and recommend their hiring, termination and replacement. The exemptive relief applies to sub-advisers that are either wholly-owned by the Adviser or its parent company, as well as to unaffiliated sub-advisers, including those whose affiliation arises solely from their sub-advisory relationship.

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Investments by Registered Investment Companies

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies. However, registered investment companies are permitted to invest in other investment companies beyond the limits set forth in Section 12(d)(1) in recently adopted rules under the 1940 Act, subject to certain conditions. Each Fund may rely on Rule 12d1-4 of the 1940 Act, which provides an exemption from Section 12(d)(1) that allows the Fund to invest beyond the limits set forth in Section 12(d)(1) if the Fund satisfies certain conditions specified in Rule 12d1-4, including, among other conditions, that the Fund and its advisory group will not control (individually or in the aggregate) an acquired fund (e.g., hold more than 25% of the outstanding voting securities of an acquired fund that is a registered open-end management investment company).

Principal Risks of Investing in the Funds

There can be no assurance that the Funds will achieve their respective investment objective. The following information is in addition to, and should be read along with, the description of each Fund’s principal investment risks in the section titled “Fund Summary— Principal Investment Risks” above. Following the Fund-specific underlying stock risks, the remaining principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with those of other funds. Each risk summarized below is considered a “principal risk” of investing in the Funds, regardless of the order in which it appears.

Counterparty Risk. Each Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, a Fund’s counterparty is a clearing house rather than a bank or broker. Since the Funds are not members of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Funds will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, a Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by a Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of a Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of a Fund might not be fully protected in the event of the clearing member’s bankruptcy, as a Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. Each Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults a Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If a Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Derivatives Risk. The Funds’ derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivative instrument; the possible default of the other party to the transaction; and illiquidity of the derivative investments. Use of derivatives could also result in a loss if the counterparty to the transaction does not perform as promised, including because of such counterparty’s bankruptcy or insolvency. This risk may be greater during volatile market conditions. Other risks include the inability to close out a position because the trading market becomes illiquid (particularly in the OTC markets) or the availability of counterparties becomes limited for a period of time. In addition, the presence of speculators in a particular market could lead to price distortions.

Certain of the Funds’ transactions in derivatives could also affect the amount, timing, and character of distributions to shareholders, which may result in a Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact such Fund’s after-tax returns.

In addition, each Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For each of the Funds, the value of the options contracts in which the Fund invests are substantially influenced by the value of the applicable underlying stock. The Funds may experience substantial downside from specific option positions and certain option positions held by a Fund may expire worthless. The options held by the Funds are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the reference asset, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Funds will be determined based on market quotations or other recognized pricing methods.

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Distribution Risk. As part of the Funds’ investment objectives to provide current income, the Funds seek to provide monthly income distributions. There is no assurance that the Funds will make a distribution in any given month. If a Fund makes distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, monthly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

ETF Risk.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Funds have a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. Each Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, a Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, a Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause a Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, a Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. Additionally, there may be brokerage costs or taxable gains or losses that may be imposed on a Fund in connection with a cash redemption that may not have occurred if the Fund had made a redemption in-kind. These costs could decrease the value of a Fund to the extent they are not offset by a transaction fee payable by an AP.

Costs of Buying or Selling Shares. Buying or selling Shares involves certain costs, including brokerage commissions, other charges imposed by brokers, and bid-ask spreads. The bid-ask spread represents the difference between the price at which an investor is willing to buy Shares and the price at which an investor is willing to sell Shares. The spread varies over time based on the Shares’ trading volume and market liquidity. The spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Due to the costs of buying or selling Shares, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on a national securities exchange, such as the applicable Exchange, and may be traded on U.S. exchanges other than the applicable Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Funds as they seek to have exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of a Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the applicable Exchange at a market price that may be below, at or above a Fund’s NAV. Trading in Shares on the applicable Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on an Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the applicable Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the applicable Exchange necessary to maintain the listing of a Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Underlying Issuers’ securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, a Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

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High Portfolio Turnover Risk. The Funds may actively and frequently trade all or a significant portion of the securities in its portfolio. A high portfolio turnover rate increases transaction costs, which may increase a Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Funds due to an increase in short-term capital gains.

Index ETF Risks. Each Fund invests in Index ETFs, which subjects the Fund to the following risks:

Indirect Investment Risk. The Index is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates and is not involved with this offering in any way. Investors in the Fund will be subject to declines in the performance of the Index.

Index Trading Risk. The trading price of the Index may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market, in general, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of companies.

The Nasdaq 100 Index Risks: The Index’s major risks stem from its high concentration in the technology sector and significant exposure to high-growth, high-valuation companies. A downturn in the tech industry, whether from regulatory changes, shifts in technology, or competitive pressures, can greatly impact the index. It’s also vulnerable to geopolitical risks due to many constituent companies having substantial international operations. Since many of these tech companies often trade at high valuations, a shift in investor sentiment could lead to significant price declines.

S&P 500 Index Risks: The Index, which includes a broad swath of large U.S. companies, is primarily exposed to overall economic and market conditions. Recession, inflation, and changes in interest rates can significantly impact the index’s performance. Furthermore, despite its diverse representation, a downturn in a major sector such as technology or financials could notably affect the index. Geopolitical risks and unexpected global events, like pandemics, can introduce volatility and uncertainty.

Russell 2000 Index Risks: The Index, which consists of small-cap U.S. companies, is particularly susceptible to economic changes, as these firms often have less financial resilience than larger companies. Market volatility can disproportionately affect these smaller businesses, leading to significant price swings. Additionally, these companies are often more exposed to specific industry risks and have less diverse revenue streams. They can also be more vulnerable to changes in domestic regulatory or policy environments.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

Liquidity Risk. Some securities held by the Funds, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater to the Funds as they will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If a Fund is forced to sell an illiquid security at an unfavorable time or price, such Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent a Fund from limiting losses, realizing gains or achieving a high correlation with the applicable Underlying Issuer. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Funds.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

NAV Erosion Risk Due to Distributions. If a Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date (i.e., the date by which you need to own a dividend-paying stock in order to receive the upcoming dividend payment). The repeated payment of distributions, if any, by a Fund may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

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New/Newer Fund Risk. Each is recently organized with limited or no operating history. As a result, prospective investors have a limited track record or history on which to base their investment decisions. There can be no assurance that the Funds will grow to or maintain an economically viable size.

Non-Diversification Risk. Because each Fund is “non-diversified,” a Fund may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause a Fund’s overall value to decline to a greater degree than if such Fund held a more diversified portfolio. This may increase the Fund’s volatility and have a greater impact on such Fund’s performance. This may increase a Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Operational Risk. Each Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Funds’ service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a Fund’s ability to meet its investment objective. Although the Funds and the Funds’ investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Significant market volatility and market downturns may limit the Funds’ ability to sell securities and obtain long exposure to securities, and a Funds’ sales and long exposures may exacerbate the market volatility and downturn. Under such circumstances, a Fund may have difficulty achieving its investment objective for one or more trading days, which may adversely impact a Fund’s returns on those days and periods inclusive of those days. Alternatively, a Fund may incur higher costs in order to achieve its investment objective and may be forced to purchase and sell securities (including other ETFs’ shares) at market prices that do not represent their fair value (including in the case of an ETF, its NAV) or at times that result in differences between the price such Fund receives for the security and the market closing price of the security. Under those circumstances, a Fund’s ability to track the applicable Underlying Issuer is likely to be adversely affected, the market price of Shares may reflect a greater premium or discount to NAV and bid-ask spreads in Shares may widen, resulting in increased transaction costs for secondary market purchasers and sellers.

Tax Risk. The Funds intend to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). As a RIC, each Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If a Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

U.S. Government and U.S. Agency Obligations Risk. The Funds may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

PORTFOLIO HOLDINGS

Information about each Fund’s daily portfolio holdings is, or will be, available on the Funds’ website at www.defianceetfs.com.

A complete description of each Fund’s policies and procedures with respect to the disclosure of a Fund’s portfolio holdings is available in the Fund’s SAI.

MANAGEMENT

Investment Adviser

Tidal Investments LLC (“Tidal” or the “Adviser”), a Tidal Financial Group company, located at 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204, is an SEC registered investment adviser and a Delaware limited liability company. Tidal was founded in March 2012 and is dedicated to understanding, researching and managing assets within the expanding ETF universe. As of November 30, 2025, Tidal had assets under management of approximately $45.22 billion and served as the investment adviser or sub-adviser for 340 registered funds.

Tidal serves as investment adviser to the Funds and has overall responsibility for the general management and administration of the Funds pursuant to an investment advisory agreement with the Trust, on behalf of each Fund (the “Advisory Agreement”). The Adviser also arranges for transfer agency, custody, fund administration, and all other related services necessary for the Fund to operate. For the services provided to the Funds, each Fund pays the Adviser a unitary management fee of 0.85%, which is calculated daily and paid monthly, at an annual rate based on such Fund’s average daily net assets.

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Under the Advisory Agreement, in exchange for a single unitary management fee from the Fund, the Adviser has agreed to pay all expenses incurred by such Fund except for advisory fees, interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, litigation expenses, and other non-routine or extraordinary expenses (collectively, the “Excluded Expenses”).

Advisory Agreement

A discussion regarding the basis for the Board’s approval of the Funds’ Advisory Agreement is available in the Funds’ Annual Certified Shareholder Report in Form N-CSR for the period ending August 31, 2024.

Portfolio Managers

The following individuals (each, a “Portfolio Manager”) are responsible for the day-to-day management of each Fund.

Jay Pestrichelli, Portfolio Manager for the Adviser

Mr. Pestrichelli joined the Adviser in 2025 and is Chief Trading Officer of the Adviser’s ETF Trading and Portfolio Management team. Mr. Pestrichelli has over 30 years of experience in the financial markets. Prior to joining the Adviser, Mr. Pestrichelli co-founded ZEGA Financial, LLC (“ZEGA”) where he led the development and execution of ZEGA’s investment strategies since its inception in 2011. He is also the author of the best-selling book “Buy & Hedge: The Five Iron Rules for Investing Over the Long Term.” Prior to founding ZEGA, Mr. Pestrichelli spent 12 years managing and growing the online trading business for TD Ameritrade from 1999 to 2010. Mr. Pestrichelli has a Bachelor degree in Behavioral Science from Concordia College.

Matt Brandt, Portfolio Manager for the Adviser

Matt Brandt serves as Portfolio Manager for the Adviser, having joined the firm in 2025. Mr. Brandt has 20 years of experience in the financial markets working in Trading, Derivative Risk Management, and Enterprise Risk for TD Ameritrade and Charles Schwab where he helped create a robust trading risk management program. He joined ZEGA in 2024 prior to joining the Adviser. His education includes a Bachelor’s degree in Economics and Mathematics from the University of Nebraska-Lincoln and continuing education in the Mechanics of Risk Management from Middlesex University.

Scott Synder, Portfolio Manager for the Adviser

Scott Snyder joined the firm in 2025 as SVP of Trading. Mr. Snyder has over 40 years of experience in the financial markets and more specifically in the options market. Mr. Snyder led the trading team at ZEGA before joining Tidal. He started his career in 1983 and for 20 years was an independent market maker on the floor of the CBOE. In 2003, Mr. Snyder joined think or swim as Chief Options Strategist for a subsidiary of think or swim advisors. Mr. Snyder then helped lead the RIA trading, execution platform support and option education business for TD Ameritrade and then Schwab from 2009-2024

The Funds’ SAI provides additional information about each portfolio manager’s compensation structure, other accounts that each portfolio manager manages, and each portfolio manager’s ownership of Shares.

Fund Sponsor

The Adviser has entered into a fund sponsorship agreement with ZEGA and Defiance ETFs, LLC (“Defiance”) pursuant to which each of ZEGA and Defiance is a sponsor to the Funds. Under these arrangements, ZEGA and Defiance have agreed to provide financial support (as described below) to the Funds. Every month, unitary management fees for the Funds are calculated and paid to the Adviser, and the Adviser retains a portion of the unitary management fees from the Funds.

In return for their financial support for the Funds, the Adviser has agreed to pay each of ZEGA and Defiance a portion of any remaining profits generated by unitary management fee the Funds. If the amount of the unitary management fees for a Fund exceeds the Fund’s operating expenses (including the sub-advisory fee) and the Adviser-retained amount, that excess amount is considered “remaining profit.” In that case, the Adviser will pay a portion of the remaining profits to ZEGA and Defiance.

During months when the funds generated by the unitary management fee are insufficient to cover the entire sub-advisory fee, those fees are automatically waived. Further, if the amount of the unitary management fee for a Fund is less than the Fund’s operating expenses and the Adviser-retained amount, ZEGA and Defiance are obligated to reimburse the Adviser for a portion of the shortfall.

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HOW TO BUY AND SELL SHARES

Each Fund issues and redeems Shares only in Creation Units at the NAV per share next determined after receipt of an order from an AP. Only APs may acquire Shares directly from a Fund, and only APs may tender their Shares for redemption directly to the Funds, at NAV. APs must be a member or participant of a clearing agency registered with the SEC and must execute a Participant Agreement that has been agreed to by the Distributor (defined below), and that has been accepted by a Fund’s transfer agent, with respect to purchases and redemptions of Creation Units. Once created, Shares trade in the secondary market in quantities less than a Creation Unit.

In order to purchase Creation Units of a Fund, an AP must generally deposit a designated portfolio of equity securities (the “Deposit Securities”) and/or a designated amount of U.S. cash. Purchases and redemptions of Creation Units primarily with cash, rather than through in-kind delivery of portfolio securities, may cause the Funds to incur certain costs. These costs could include brokerage costs or taxable gains or losses that it might not have incurred if it had made redemption in-kind. These costs could be imposed on a Fund, and thus decrease the Fund’s NAV, to the extent that the costs are not offset by a transaction fee payable by an AP. Most investors buy and sell Shares in secondary market transactions through brokers. Individual Shares are listed for trading on the secondary market on the applicable Exchange and can be bought and sold throughout the trading day like other publicly traded securities.

When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offer price in the secondary market on each leg of a round trip (purchase and sale) transaction. In addition, because secondary market transactions occur at market prices, you may pay more than NAV when you buy Shares, and receive less than NAV when you sell those Shares.

Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. DTC’s participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book-entry or “street name” through your brokerage account.

Frequent Purchases and Redemptions of Shares

None of the Funds imposes any restrictions on the frequency of purchases and redemptions of Shares. In determining not to approve a written, established policy, the Board evaluated the risks of market timing activities by a Fund’s shareholders. Purchases and redemptions by APs, who are the only parties that may purchase or redeem Shares directly with a Fund, are an essential part of the ETF process and help keep Share trading prices in line with the NAV. As such, the Funds accommodate frequent purchases and redemptions by APs. However, the Board has also determined that frequent purchases and redemptions for cash may increase tracking error and portfolio transaction costs and may lead to the realization of capital gains. To minimize these potential consequences of frequent purchases and redemptions, each Fund employs fair value pricing and may impose transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs incurred by such Fund in effecting trades. In addition, the Funds and the Adviser reserve the right to reject any purchase order at any time.

Determination of Net Asset Value

Each Fund’s NAV is calculated as of the scheduled close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time, each day the NYSE is open for regular business. The NAV for the Funds is calculated by dividing such Fund’s net assets by its Shares outstanding.

In calculating its NAV, each Fund generally value its assets on the basis of market quotations, last sale prices, or estimates of value furnished by a pricing service or brokers who make markets in such instruments. If such information is not available for a security or other asset held by a Fund or is determined to be unreliable, the security or other asset will be valued at fair value estimates under guidelines established by the Adviser (as described below).

Each Fund values exchange-traded options at the composite mean price, calculated as the average of the highest bid and lowest ask prices across the exchanges on which the option is principally traded.

Fair Value Pricing

The Board has designated the Adviser as the “valuation designee” for each Fund under Rule 2a-5 of the 1940 Act, subject to its oversight. The Adviser has adopted procedures and methodologies, which have been approved by the Board, to fair value Fund investments whose market prices are not “readily available” or are deemed to be unreliable. For example, such circumstances may arise when: (i) an investment has been delisted or has had its trading halted or suspended; (ii) an investment’s primary pricing source is unable or unwilling to provide a price; (iii) an investment’s primary trading market is closed during regular market hours; or (iv) an investment’s value is materially affected by events occurring after the close of the investment’s primary trading market. Generally, when fair valuing an investment, the Adviser will take into account all reasonably available information that may be relevant to a particular valuation including, but not limited to, fundamental analytical data regarding the issuer, information relating to the issuer’s business, recent trades or offers of the investment, general and/or specific market conditions, and the specific facts giving rise to the need to fair value the investment. Fair value determinations are made in good faith and in accordance with the fair value methodologies included in the Adviser’s valuation procedures. The Adviser will fair value Fund investments whose market prices are not “readily available” or are deemed to be unreliable. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the Adviser will be able to obtain the fair value assigned to the investment upon the sale of such investment.

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Investments by Other Registered Investment Companies in the Funds

Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in the securities of other investment companies, including Shares. Registered investment companies are permitted to invest in the Funds beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions set forth in an SEC exemptive rule under the 1940 Act, including that such investment companies enter into an agreement with the Funds.

Delivery of Shareholder Documents – Householding

Householding is an option available to certain investors of the Funds. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Funds is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

Dividends and Distributions

The Funds intend to pay out dividends and interest income, if any, monthly, and distribute any net realized capital gains to its shareholders at least annually.

The Funds will declare and pay income and capital gain distributions, if any, in cash. Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you.

Taxes

The following discussion is a summary of some important U.S. federal income tax considerations generally applicable to investments in the Funds. Your investment in a Fund may have other tax implications. Please consult your tax advisor about the tax consequences of an investment in Shares, including the possible application of foreign, state, and local tax laws.

Each Fund intends to qualify each year for treatment as a regulated investment company (a “RIC”) under the Code. If it meets certain minimum distribution requirements, a RIC is not subject to tax at the fund level on income and gains from investments that are timely distributed to shareholders. However, a Fund’s failure to qualify as a RIC or to meet minimum distribution requirements would result (if certain relief provisions were not available) in fund-level taxation and, consequently, a reduction in income available for distribution to shareholders.

Unless your investment in Shares is made through a tax-exempt entity or tax-advantaged account, such as an IRA plan, you need to be aware of the possible tax consequences when a Fund makes distributions, when you sell your Shares listed on the applicable Exchange, and when you purchase or redeem Creation Units (institutional investors only).

The following general discussion of certain U.S. federal income tax consequences is based on provisions of the Code and the regulations issued thereunder as in effect on the date of this Prospectus. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Taxes on Distributions. For federal income tax purposes, distributions of net investment income are generally taxable as ordinary income or qualified dividend income. Taxes on distributions of net capital gains (if any) are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned their Shares. Sales of assets held by a Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by such Fund for one year or less generally result in short-term capital gains and losses. Distributions of a Fund’s net capital gain (the excess of net long-term capital gains over net short-term capital losses) that are reported by such Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains. Distributions of short-term capital gain will generally be taxable as ordinary income. Dividends and distributions are generally taxable to you whether you receive them in cash or reinvest them in additional Shares.

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Distributions reported by a Fund as “qualified dividend income” are generally taxed to non-corporate shareholders at rates applicable to long-term capital gains, provided certain holding period and other requirements are met. “Qualified dividend income” generally is income derived from dividends paid by U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties. In addition, dividends that a Fund receives in respect of stock of certain foreign corporations may be qualified dividend income if that stock is readily tradable on an established U.S. securities market. Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive from a Fund that are attributable to dividends received by such Fund from U.S. corporations, subject to certain limitations.

Shortly after the close of each calendar year, you will be informed of the character of any distributions received from a Fund.

In addition to the federal income tax, certain individuals, trusts, and estates may be subject to a Net Investment Income (“NII”) tax of 3.8%. The NII tax is imposed on the lesser of: (i) a taxpayer’s investment income, net of deductions properly allocable to such income; or (ii) the amount by which such taxpayer’s modified adjusted gross income exceeds certain thresholds ($250,000 for married individuals filing jointly, $200,000 for unmarried individuals and $125,000 for married individuals filing separately). Each Fund’s distributions are includable in a shareholder’s investment income for purposes of this NII tax. In addition, any capital gain realized by a shareholder upon a sale or redemption of shares of a Fund is includable in such shareholder’s investment income for purposes of this NII tax.

In general, your distributions are subject to federal income tax for the year in which they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year. Distributions are generally taxable even if they are paid from income or gains earned by a Fund before your investment (and thus were included in the Shares’ NAV when you purchased your Shares).

You may wish to avoid investing in a Fund shortly before a dividend or other distribution, because such a distribution will generally be taxable even though it may economically represent a return of a portion of your investment.

If you are neither a resident nor a citizen of the United States or if you are a foreign entity, distributions (other than Capital Gain Dividends) paid to you by a Fund will generally be subject to a U.S. withholding tax at the rate of 30%, unless a lower treaty rate applies. The Funds may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met.

Under the Foreign Account Tax Compliance Act (“FATCA”), the Funds may be required to withhold a generally nonrefundable 30% tax on paid to (A) certain “foreign financial institutions” unless such foreign financial institution agrees to verify, monitor, and report to the Internal Revenue Service (“IRS”) the identity of certain of its account-holders, among other items (or unless such entity is otherwise deemed compliant under the terms of an intergovernmental agreement between the United States and the foreign financial institution’s country of residence), and (B) certain “non-financial foreign entities” unless such entity certifies to the Fund that it does not have any substantial U.S. owners or provides the name, address, and taxpayer identification number of each substantial U.S. owner, among other items. This FATCA withholding tax could also affect a Fund’s return on its investments in foreign securities or affect a shareholder’s return if the shareholder holds its Fund shares through a foreign intermediary. You are urged to consult your tax adviser regarding the application of this FATCA withholding tax to your investment in a Fund and the potential certification, compliance, due diligence, reporting, and withholding obligations to which you may become subject in order to avoid this withholding tax.

Each Fund (or a financial intermediary, such as a broker, through which a shareholder owns Shares) generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has underreported dividend or interest income, or who fails to certify that they are not subject to such withholding.

Taxes When Shares are Sold on an Exchange

Any capital gain or loss realized upon a sale of Shares generally is treated as a long-term capital gain or loss if Shares have been held for more than one year and as a short-term capital gain or loss if Shares have been held for one year or less. However, any capital loss on a sale of Shares held for six months or less is treated as long-term capital loss to the extent of Capital Gain Dividends paid with respect to such Shares. Any loss realized on a sale will be disallowed to the extent Shares of a Fund are acquired, including through reinvestment of dividends, within a 61-day period beginning 30 days before and ending 30 days after the sale of substantially identical Shares.

Taxes on Purchases and Redemptions of Creation Units

An AP having the U.S. dollar as its functional currency for U.S. federal income tax purposes who exchanges securities for Creation Units generally recognizes a gain or a loss. The gain or loss will be equal to the difference between the value of the Creation Units at the time of the exchange and the exchanging AP’s aggregate basis in the securities delivered plus the amount of any cash paid for the Creation Units. An AP who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanging AP’s basis in the Creation Units and the aggregate U.S. dollar market value of the securities received, plus any cash received for such Creation Units. The IRS may assert, however, that a loss that is realized upon an exchange of securities for Creation Units may not be currently deducted under the rules governing “wash sales” (for an AP who does not mark-to-market their holdings) or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

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Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if Shares comprising the Creation Units have been held for more than one year and as a short-term capital gain or loss if such Shares have been held for one year or less.

The Funds may include a payment of cash in addition to, or in place of, the delivery of a basket of securities upon the redemption of Creation Units. The Funds may sell portfolio securities to obtain the cash needed to distribute redemption proceeds. This may cause the Funds to recognize investment income and/or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in-kind. As a result, the Funds may be less tax efficient if it includes such a cash payment in the proceeds paid upon the redemption of Creation Units.

Important Tax Considerations When Purchasing Fund Shares

If you are investing through a taxable account, you should carefully consider the timing of your investment relative to a Fund’s distribution schedule. Purchasing Fund shares shortly before a distribution may increase your tax liability, a situation commonly referred to as “buying a dividend.”

When a Fund makes a distribution, its share price typically drops by an amount roughly equal to the distribution. As a hypothetical example, if you invest $5,000 to purchase 250 shares at $20 per share on December 15, and the Fund pays a $1 per share distribution on December 16, the share price would adjust to $19 (ignoring market fluctuations). Although your total investment value remains $5,000 (250 shares × $19 in share value plus 250 shares × $1 distribution), you would owe taxes on the $250 distribution, even if you reinvest the distribution rather than receiving it in cash.

Distributions are taxable to shareholders even if they are paid from income or gains realized by a Fund before you invested, and even if they were reflected in the purchase price of the shares. Consequently, you may incur taxes on income or gains that accrued before your investment, without corresponding benefit.

Unless you are investing through a tax-advantaged account, such as an IRA or an employer-sponsored retirement plan, you may wish to avoid purchasing Fund shares shortly before a distribution. You can minimize the potential tax impact by reviewing the relevant Fund’s distribution schedule prior to investing. When available, information about a Fund’s distribution schedule can be found on the Funds’ website at www.defianceetfs.com.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Funds. It is not a substitute for personal tax advice. You also may be subject to foreign, state and local tax on Fund distributions and sales of Shares. Consult your personal tax advisor about the potential tax consequences of an investment in Shares under all applicable tax laws. For more information, please see the section entitled “Federal Income Taxes” in the SAI.

DISTRIBUTION

Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group (dba ACA Group) (the “Distributor”), the Funds’ distributor, is a broker-dealer registered with the SEC. The Distributor distributes Creation Units for the Fund on an agency basis and does not maintain a secondary market in Shares. The Distributor has no role in determining the policies of the Funds or the securities that are purchased or sold by the Funds. The Distributor’s principal address is 190 Middle Street, Suite 301, Portland, Maine 04101.

The Board has adopted a Distribution (Rule 12b-1) Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Funds are authorized to pay an amount up to 0.25% of its average daily net assets each year to pay distribution fees for the sale and distribution of its Shares.

No Rule 12b-1 fees are currently paid by the Funds, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of assets of the respective Fund on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

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PREMIUM/DISCOUNT INFORMATION

Information regarding how often Shares of the Funds traded on the applicable Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of such Fund can be found on the Funds’ website at www.defianceetfs.com.

ADDITIONAL NOTICES

Shares are not sponsored, endorsed, or promoted by an Exchange. The Exchanges are not responsible for, nor has any Exchange participated in the determination of, the timing, prices, or quantities of Shares to be issued, nor in the determination or calculation of the equation by which Shares are redeemable. An Exchange has no obligation or liability to owners of Shares in connection with the administration, marketing, or trading of Shares.

Without limiting any of the foregoing, in no event shall any Exchange have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

The Defiance Nasdaq 100 Income Target ETF (the “N100 Fund”) is not sponsored, endorsed, sold or promoted by Nasdaq, Inc. or its affiliates (Nasdaq, with its affiliates, are referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the N100 Fund. The Corporations make no representation or warranty, express or implied to the owners of the N100 Fund or any member of the public regarding the advisability of investing in securities generally or in the N100 Fund particularly, or the ability of the Nasdaq 100 Index to track general stock market performance. The Corporations’ only relationship to the Adviser (“Licensee”) is in the licensing of the Nasdaq®, and certain trade names of the Corporations and the use of the Nasdaq 100 Index which is determined, composed and calculated by Nasdaq without regard to Licensee or the N100 Fund. Nasdaq 100 Index has no obligation to take the needs of the Licensee or the owners of the N100 Fund into consideration in determining, composing or calculating the Nasdaq 100 Index. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the N100 Fund to be issued or in the determination or calculation of the equation by which the N100 Fund is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the N100 Fund.

The Corporations do not guarantee the accuracy and/or uninterrupted calculation of Nasdaq 100 Index or any data included therein. The Corporations make no warranty, express or implied, as to results to be obtained by Licensee, owners of the N100 Fund, or any other person or entity from the use of Nasdaq 100 Index or any data included therein. The Corporations make no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Nasdaq 100 Index ® or any data included therein. Without limiting any of the foregoing, in no event shall the Corporations have any liability for any lost profits or special, incidental, punitive, indirect, or consequential damages, even if notified of the possibility of such damages.

The S&P 500 Index is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by the Adviser. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademarks have been licensed to SPDJI and have been sublicensed for use for certain purposes by the Adviser. The Defiance S&P 500 Income Target ETF (the “SP500 ETF”) is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of the SP500 Fund or any member of the public regarding the advisability of investing in securities generally or in the SP500 Fund particularly or the ability of the S&P 500 Index to track general market performance. S&P Dow Jones Indices only relationship to the Adviser with respect to the S&P 500 Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P 500 Index is determined, composed and calculated by S&P Dow Jones Indices without regard to the Adviser or the SP500 Fund. S&P Dow Jones Indices have no obligation to take the needs of the Adviser or the owners of the SP500 Fund into consideration in determining, composing or calculating the S&P 500 Index. S&P Dow Jones Indices is not responsible for and have not participated in the determination of the prices, and amount of the SP500 Fund or the timing of the issuance or sale of the SP500 Fund or in the determination or calculation of the equation by which the SP500 Fund is to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of the SP500 Fund. There is no assurance that investment products based on the S&P 500 Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.

S&P DOW JONES INDICES DO NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P 500 Index OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY the Adviser, OWNERS OF THE SP500 FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 Index OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND THE ADVISER, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

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The Adviser, Defiance, Zega and the Funds make no representation or warranty, express or implied, to the owners of Shares or any member of the public regarding the advisability of investing in securities generally or in any Fund particularly.

The Third Amended and Restated Agreement and Declaration of Trust (“Declaration of Trust”) provides a detailed process for the bringing of derivative or direct actions by shareholders in order to permit legitimate inquiries and claims while avoiding the time, expense, distraction, and other harm that can be caused to a Fund or its shareholders as a result of spurious shareholder demands and derivative actions. Prior to bringing a derivative action, a demand by three unrelated shareholders must first be made on a Fund’s Trustees. The Declaration of Trust details various information, certifications, undertakings and acknowledgments that must be included in the demand. Following receipt of the demand, the trustees have a period of 90 days, which may be extended by an additional 60 days, to consider the demand. If a majority of the Trustees who are considered independent for the purposes of considering the demand determine that maintaining the suit would not be in the best interests of the Fund, the Trustees are required to reject the demand and the complaining shareholders may not proceed with the derivative action unless the shareholders are able to sustain the burden of proof to a court that the decision of the Trustees not to pursue the requested action was not a good faith exercise of their business judgment on behalf of the Fund. The Declaration of Trust further provides that shareholders owning Shares representing no less than a majority of a Fund’s outstanding shares must join in bringing the derivative action. If a demand is rejected, the complaining shareholders will be responsible for the costs and expenses (including attorneys’ fees) incurred by the Fund in connection with the consideration of the demand, if a court determines that the demand was made without reasonable cause or for an improper purpose. If a derivative action is brought in violation of the Declaration of Trust, the shareholders bringing the action may be responsible for the Fund’s costs, including attorneys’ fees, if a court determines that the action was brought without reasonable cause or for an improper purpose. The Declaration of Trust provides that no shareholder may bring a direct action claiming injury as a shareholder of the Trust, or any Fund, where the matters alleged (if true) would give rise to a claim by the Trust or by the Trust on behalf of a Fund, unless the shareholder has suffered an injury distinct from that suffered by the shareholders of the Trust, or the Fund, generally. Under the Declaration of Trust, a shareholder bringing a direct claim must be a shareholder of the Fund with respect to which the direct action is brought at the time of the injury complained of or have acquired the shares afterwards by operation of law from a person who was a shareholder at that time. The Declaration of Trust further provides that a Fund shall be responsible for payment of attorneys’ fees and legal expenses incurred by a complaining shareholder only if required by law, and any attorneys’ fees that the Fund is obligated to pay shall be calculated using reasonable hourly rates. These provisions do not apply to claims brought under the federal securities laws.

The Declaration of Trust also requires that actions by shareholders against a Fund be brought exclusively in a federal or state court located within the State of Delaware. This provision will not apply to claims brought under the federal securities laws. Limiting shareholders’ ability to bring actions only in courts located in Delaware may cause shareholders economic hardship to litigate the action in those courts, including paying for travel expenses of witnesses and counsel, requiring retaining local counsel, and may limit shareholders’ ability to bring a claim in a judicial forum that shareholders find favorable for disputes, which may discourage such actions.

 34

FINANCIAL HIGHLIGHTS

The Financial Highlights tables are intended to help you understand each Fund’s financial performance, if any, for that Fund’s periods of operations. Certain information reflects financial results for a single Fund share. The total return in the tables represents the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Cohen & Company, Ltd., the Fund’s independent registered public accounting firm, whose report, along with the Funds’ financial statements, is included in the Funds’ annual report, which is available upon request. As of the Funds’ most recent fiscal year end, the Defiance R2000 Income Target ETF had not commenced operations, therefore, Financial Highlights are not shown for the Defiance R2000 Income Target ETF.

35

Financial Highlights	Defiance ETFs

For a share outstanding throughout the periods presented

Defiance S&P 500 Income Target ETF

	Year ended August 31, 2025	Period ended August 31, 2024(a)
PER SHARE DATA:

Net asset value, beginning of period	$20.07	$20.00

INVESTMENT OPERATIONS:
Net investment income (loss)(b)(c)	0.07	(0.01)
Net realized and unrealized gain (loss) on investments(d)	1.97	1.72
Total from investment operations	2.04	1.71

LESS DISTRIBUTIONS FROM:
Net investment income	(1.02)	(0.52)
Net realized gains	(1.09)	(1.14)
Return of capital	(1.71)	—
Total distributions	(3.82)	(1.66)

ETF transaction fees per share	0.01	0.02
Net asset value, end of period	$18.30	$20.07

TOTAL RETURN(e)	11.89%	9.17%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$111,164	$50,683
Ratio of expenses to average net assets(f)(g)	0.89%	0.85%
Ratio of interest expense to average net assets(f)(g)	0.04%	0.00	%(h)
Ratio of operational expenses to average net assets excluding interest expense(f)(g)	0.85%	0.85%
Ratio of net investment income (loss) to average net assets(f)(g)	0.39%	(0.13)%
Portfolio turnover rate(e)(i)	31%	85%

(a)	Inception date of the Fund was March 4, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.
(d)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to the timing of share transactions for the periods.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends of the underlying exchange traded funds in which the Fund invests.
(h)	Amount represents less than 0.005%.
(i)	Portfolio turnover rate excludes in-kind transactions.

36

Financial Highlights	Defiance ETFs

For a share outstanding throughout the periods presented

Defiance Nasdaq 100 Income Target ETF

	Year ended August 31, 2025	Period ended August 31, 2024(a)
PER SHARE DATA:

Net asset value, beginning of period	$19.22	$20.00

INVESTMENT OPERATIONS:
Net investment loss(b)(c)	(0.07)	(0.01)
Net realized and unrealized gain (loss) on investments(d)	2.60	(0.46)
Total from investment operations	2.53	(0.47)

LESS DISTRIBUTIONS FROM:
Net investment income	(1.01)	(0.12)
Net realized gains	(1.46)	(0.20)
Return of capital	(1.27)	—
Total distributions	(3.74)	(0.32)

ETF transaction fees per share	0.00 (e)	0.01
Net asset value, end of period	$18.01	$19.22

TOTAL RETURN(f)	15.20%	-2.28%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$27,916	$12,495
Ratio of expenses to average net assets(g)(h)	1.00%	0.88%
Ratio of interest expense to average net assets(g)(h)	0.15%	0.03%
Ratio of operational expenses to average net assets excluding interest expense(g)(h)	0.85%	0.85%
Ratio of net investment income (loss) to average net assets(g)(h)	(0.41)%	(0.24)%
Portfolio turnover rate(f)(i)	12%	10%

(a)	Inception date of the Fund was June 20, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.
(d)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to the timing of share transactions for the periods.
(e)	Amount represents less than $0.005 per share.
(f)	Not annualized for periods less than one year.
(g)	Annualized for periods less than one year.
(h)	These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends of the underlying exchange traded funds in which the Fund invests.
(i)	Portfolio turnover rate excludes in-kind transactions.

37

Defiance Nasdaq 100 Income Target ETF (QQQT)
Defiance S&P 500 Income Target ETF (SPYT)
Defiance R2000 Income Target ETF (IWMT)

Adviser	Tidal Investments LLC 234 West Florida Street, Suite 203 Milwaukee, Wisconsin 53204	Administrator	Tidal ETF Services LLC 234 West Florida Street, Suite 203 Milwaukee, Wisconsin 53204
Distributor	Foreside Fund Services, LLC 190 Middle Street, Suite 301 Portland, Maine 04101	Sub -Administrator, Fund Accountant, and Transfer Agent	U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services 615 East Michigan Street Milwaukee, Wisconsin 53202
Legal Counsel	Sullivan & Worcester LLP 1251 Avenue of the Americas, 19th Floor New York, New York 10020	Custodian	U.S. Bank National Association 1555 North Rivercenter Drive Milwaukee, Wisconsin 53212
Independent Registered Public Accounting Firm	Cohen & Company, Ltd. 1835 Market Street, Suite 310 Philadelphia, Pennsylvania 19103

Investors may find more information about the Funds in the following documents:

Statement of Additional Information: The Funds’ SAI provides additional details about the investments of each Fund and certain other additional information. A current SAI dated December 23, 2025, as supplemented from time to time, is on file with the SEC and is herein incorporated by reference into this Prospectus. It is legally considered a part of this Prospectus.

Annual/Semi-Annual Reports: Additional information about the Funds’ investments will be available in the Funds’ annual and semi-annual reports of shareholders and in Form N-CSR. In the annual report you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year. In Form N-CSR, you will find each Fund’s annual and semi-annual financial statements.

You can obtain free copies of these documents, request other information or make general inquiries about the Funds by contacting the Funds at the Defiance ETFs, c/o U.S. Bank Global Fund Services, P.O. Box 219252, Kansas City, Missouri 64121-9252 or calling 833-333-9383.

Shareholder reports and other information about the Fund are also available:

●	Free of charge from the SEC’s EDGAR database on the SEC’s website at http://www.sec.gov; or

●	Free of charge from the Funds’ Internet website at www.defianceetfs.com; or

●	For a fee, by e-mail request to publicinfo@sec.gov.

The SAI and other information are also available from a financial intermediary (such as a broker-dealer or bank) through which the Fund’s shares may be purchased or sold.

(SEC Investment Company Act File No. 811-23793)

Defiance Nasdaq 100 Income Target ETF (QQQT)

listed on The Nasdaq Stock Market, LLC

Defiance S&P 500 Income Target ETF (SPYT)

Defiance R2000 Income Target ETF (IWMT)

each listed on NYSE Arca, Inc.

STATEMENT OF ADDITIONAL INFORMATION

December 23, 2025

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the Prospectus for the Defiance Nasdaq 100 Income Target ETF, Defiance S&P 500 Income Target ETF and Defiance R2000 Income Target ETF (each a “Fund” and collectively the “Funds”), each a series of Tidal Trust II (the “Trust”), dated December 23, 2025, as may be supplemented from time to time (the “Prospectus”). Capitalized terms used in this SAI that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge, by calling the Funds at (833) 333-9383, visiting www.defianceetfs.com or writing to the Funds at Defiance ETFs, c/o U.S. Bank Global Fund Services, P.O. Box 219252, Kansas City, Missouri 64121-9252.

Each Fund’s audited financial statements for the most recent fiscal year ended August 31, 2025 is incorporated into this SAI by reference to such Fund’s most recent annual Certified Shareholder Report on Form N-CSR (File No. 811-23793). A copy of each Fund’s annual Certified Shareholder Report may be obtained at no charge by contacting the Funds at the address or phone number noted above. As of the date of this SAI, the Defiance R2000 Income Target ETF had not commenced operations.

GENERAL INFORMATION ABOUT THE TRUST

The Trust is an open-end management investment company consisting of multiple series, including the Funds. This SAI relates to the Defiance Nasdaq 100 Income Target ETF, Defiance S&P 500 Income Target ETF and Defiance R2000 Income Target ETF. The Trust was organized as a Delaware statutory trust on January 13, 2022. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (together with the rules and regulations adopted thereunder, as amended, the “1940 Act”), as an open-end management investment company and the offering of each Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Trust is governed by its Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal” or the “Adviser”) serves as investment adviser to each Fund.

Each Fund offers and issues Shares at its net asset value (“NAV”) only in aggregations of a specified number of Shares (each, a “Creation Unit”). The Funds generally offers and issues Shares in exchange for a basket of securities (“Deposit Securities”) together with the deposit of a specified cash payment (“Cash Component”). The Trust reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security. Shares of the Defiance Nasdaq 100 Income Target ETF are listed on The Nasdaq Stock Market, LLC, and Shares of Defiance S&P 500 Income Target ETF and Defiance R2000 Income Target ETF are listed on NYSE Arca, Inc. (each of The Nasdaq Stock Exchange, LLC and NYSE Arca, Inc., an “Exchange”). Shares of each Fund trade on the applicable Exchange at market prices that may differ from the Shares’ respective NAV. Shares are also redeemable only in Creation Unit aggregations, primarily for a basket of Deposit Securities together with a Cash Component. As a practical matter, only institutions or large investors, known as “Authorized Participants” or “APs,” purchase or redeem Creation Units. Except when aggregated in Creation Units, Shares are not individually redeemable.

Shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to a specified percentage of the value of the missing Deposit Securities, as set forth in the Participant Agreement (as defined below). The Trust may impose a transaction fee for each creation or redemption. In all cases, such fees will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities. As in the case of other publicly traded securities, brokers’ commissions on transactions in the secondary market will be based on negotiated commission rates at customary levels.

ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES, POLICIES, AND RELATED RISKS

Each Fund’s investment objective and principal investment strategies are described in the Prospectus. The following information supplements, and should be read in conjunction with, the Prospectus. For a description of certain permitted investments, see “Description of Permitted Investments” in this SAI.

With respect to a Fund’s investments, unless otherwise noted, if a percentage limitation on investment is adhered to at the time of investment or contract, a subsequent increase or decrease as a result of market movement or redemption will not result in a violation of such investment limitation.

Non-Diversification

Each Fund is classified as a non-diversified investment company under the 1940 Act’s diversification requirements. A “non-diversified” classification means that the Funds are not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. This means that a Fund may invest a greater portion of its assets in the securities of a single issuer or a small number of issuers than if it was a diversified fund, and therefore, those issuers may constitute a greater portion of such Fund’s portfolio. This may have an adverse effect on the Fund’s performance or subject its Shares to greater price volatility than more diversified investment companies. Moreover, in pursuing its objective, a Fund may hold the securities of a single issuer in an amount exceeding 10% of the value of the outstanding securities of the issuer, subject to restrictions imposed by the Internal Revenue Code of 1986, as amended (the “Code”).

Although the Funds are non-diversified for purposes of the 1940 Act, each Fund intends to maintain the required level of diversification and otherwise conduct its operations so as to qualify as a regulated investment company (“RIC”) for purposes of the Code, and to relieve such Fund of any liability for federal income tax to the extent that their earnings are distributed to shareholders. Compliance with the diversification requirements of the Code may limit the investment flexibility of a Fund and may make it less likely that such Fund will meet its investment objectives. See “Federal Income Taxes” in this SAI for further discussion.

General Risks

The value of a Fund’s portfolio securities may fluctuate with changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular security or issuer and changes in general economic or political conditions. An investor in a Fund could lose money over short or long periods of time.

There can be no guarantee that a liquid market for the securities held by a Fund will be maintained. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of Shares will be adversely affected if trading markets for a Fund’s portfolio securities are limited or absent, or if bid-ask spreads are wide.

 1

Financial markets, both domestic and foreign, have recently experienced an unusually high degree of volatility. Continuing events and possible continuing market turbulence may have an adverse effect on the performance of a Fund.

Cyber Security Risk. Investment companies, such as the Funds, and their service providers may be subject to operational and information security risks resulting from cyber attacks. Cyber attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber security breaches. Cyber attacks affecting the Funds or the Adviser, Custodian (defined below), Transfer Agent (defined below), intermediaries and other third-party service providers may adversely impact the Funds. For instance, cyber attacks may interfere with the processing of shareholder transactions, impact each Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential company information, impede trading, subject the Funds to regulatory fines or financial losses, and cause reputational damage. The Funds may also incur additional costs for cyber security risk management purposes. Similar types of cyber security risks are also present for issuers of securities in which a Fund invests, which could result in material adverse consequences for such issuers, and may cause a Fund’s investment in such portfolio companies to lose value.

DESCRIPTION OF PERMITTED INVESTMENTS

The following are descriptions of the permitted investments and investment practices and the associated risk factors. The Funds will invest in any of the following instruments or engage in any of the following investment practices only if such investment or activity is consistent with such Fund’s investment objective and permitted by such Fund’s stated investment policies. In addition, certain of the techniques and investments discussed in this SAI are not principal strategies of the Funds as disclosed in the Prospectus, and while such techniques and investments are permissible for a Fund to utilize, such Fund is not required to utilize such non-principal techniques or investments.

The Funds will invest directly in options contacts, short-term U.S. Treasury securities, cash and cash equivalents. Under normal circumstances, exposure to any of the other instruments or investment practices listed below will be indirect though exposure to the Nasdaq 100 Index, the S&P 500 Index, and the Russell 2000 Index, respectively.

Borrowing

Under the 1940 Act, a Fund may borrow up to one-third (1/3) of its total assets. The Funds will borrow money only for short-term or emergency purposes. Such borrowing is not for investment purposes and will be repaid by the applicable Fund promptly. Borrowing will tend to exaggerate the effect on NAV of any increase or decrease in the market value of a Fund’s portfolio. Money borrowed will be subject to interest costs that may or may not be recovered by earnings on the securities purchased. The Funds also may be required to maintain minimum average balances in connection with a borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

Depositary Receipts

To the extent the Funds invest in stocks of foreign corporations, a Fund’s investment in securities of foreign companies may be in the form of depositary receipts or other securities convertible into securities of foreign issuers. American Depositary Receipts (“ADRs”) are dollar-denominated receipts representing interests in the securities of a foreign issuer, which securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by U.S. banks and trust companies which evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs in registered form are designed for use in domestic securities markets and are traded on exchanges or over-the-counter in the United States.

Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”), and International Depositary Receipts (“IDRs”) are similar to ADRs in that they are certificates evidencing ownership of shares of a foreign issuer; however, GDRs, EDRs, and IDRs may be issued in bearer form and denominated in other currencies and are generally designed for use in specific or multiple securities markets outside the U.S. EDRs, for example, are designed for use in European securities markets, while GDRs are designed for use throughout the world. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities.

The Funds will not invest in any unlisted depositary receipts or any depositary receipt that is deemed to be illiquid or for which pricing information is not readily available. In addition, all depositary receipts generally must be sponsored. However, the Funds may invest in unsponsored depositary receipts under certain limited circumstances. The issuers of unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the value of the depositary receipts.

 2

Equity Securities

Equity securities, such as the common stocks of an issuer, are subject to stock market fluctuations and therefore may experience volatile changes in value as market conditions, consumer sentiment or the financial condition of the issuers change. A decrease in value of the equity securities in a Fund’s portfolio may also cause the value of such Fund’s Shares to decline.

An investment in a Fund should be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of a Fund’s portfolio securities and therefore a decrease in the value of Shares of such Fund). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence and perceptions change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic or banking crises.

Types of Equity Securities:

Common Stocks. Common stocks represent units of ownership in a company. Common stocks usually carry voting rights and earn dividends. Unlike preferred stocks, which are described below, dividends on common stocks are not fixed but are declared at the discretion of the company’s board of directors.

Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, generally have inferior rights to receive payments from the issuer in comparison with the rights of creditors or holders of debt obligations or preferred stocks. Further, unlike debt securities, which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.

Preferred Stocks. Preferred stocks are also units of ownership in a company. Preferred stocks normally have preference over common stock in the payment of dividends and the liquidation of the company. However, in all other respects, preferred stocks are subordinated to the liabilities of the issuer. Unlike common stocks, preferred stocks are generally not entitled to vote on corporate matters. Types of preferred stocks include adjustable-rate preferred stock, fixed dividend preferred stock, perpetual preferred stock, and sinking fund preferred stock.

Generally, the market values of preferred stock with a fixed dividend rate and no conversion element vary inversely with interest rates and perceived credit risk.

Rights and Warrants. A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued. Rights normally have a short life of usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants are freely transferable and are traded on major exchanges. Unlike rights, warrants normally have a life that is measured in years and entitles the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Corporations often issue warrants to make the accompanying debt security more attractive.

An investment in warrants and rights may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights and warrants increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.

Smaller Companies. The securities of small- and mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of larger-capitalization companies. The securities of small- and mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Some small- or mid-capitalization companies have limited product lines, markets, and financial and managerial resources and tend to concentrate on fewer geographical markets relative to larger capitalization companies. There is typically less publicly available information concerning small- and mid-capitalization companies than for larger, more established companies. Small- and mid-capitalization companies also may be particularly sensitive to changes in interest rates, government regulation, borrowing costs, and earnings.

When-Issued Securities. A when-issued security is one whose terms are available and for which a market exists, but which has not been issued. When a Fund engages in when-issued transactions, it relies on the other party to consummate the sale. If the other party fails to complete the sale, a Fund may miss the opportunity to obtain the security at a favorable price or yield.

 3

When purchasing a security on a when-issued basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield changes. At the time of settlement, the value of the security may be more or less than the purchase price. The yield available in the market when the delivery takes place also may be higher than those obtained in the transaction itself. Because a Fund does not pay for the security until the delivery date, these risks are in addition to the risks associated with its other investments. Rule 18f-4 under the 1940 Act permits a Fund to invest in securities on a when-issued or forward-settling basis, or with a non-standard settlement cycle, notwithstanding the limitation on the issuance of senior securities in Section 18 of the 1940 Act, provided that the Fund intends to physically settle the transaction and the transaction will settle within 35 days of its trade date (the Delayed-Settlement Securities Provision). A when-issued, forward-settling, or non-standard settlement cycle security that does not satisfy the Delayed-Settlement Securities Provision is treated as a derivatives transaction under Rule 18f-4.

Foreign Securities

The Funds may invest directly in foreign securities or have indirect exposure to foreign securities. Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards, and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers, and listed companies than exists in the United States. Interest and dividends paid by foreign issuers as well as gains or proceeds realized from the sale or other disposition of foreign securities may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to the Funds by domestic companies or the U.S. government. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, the imposition of economic sanctions, confiscatory taxation, political, economic or social instability, or diplomatic developments that could affect assets of the Funds held in foreign countries. The establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations. In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.

Decreases in the value of currencies of the foreign countries in which a Fund may invest relative to the U.S. dollar will result in a corresponding decrease in the U.S. dollar value of such Fund’s assets denominated in those currencies (and possibly a corresponding increase in the amount of securities required to be liquidated to meet distribution requirements). Conversely, increases in the value of currencies of the foreign countries in which a Fund invests relative to the U.S. dollar will result in a corresponding increase in the U.S. dollar value of such Fund’s assets (and possibly a corresponding decrease in the amount of securities to be liquidated).

Investing in emerging markets can have more risk than investing in developed foreign markets. The risks of investing in these markets may be exacerbated relative to investments in foreign markets. Governments of developing and emerging market countries may be more unstable as compared to more developed countries. Developing and emerging market countries may have less developed securities markets or exchanges, and legal and accounting systems. It may be more difficult to sell securities at acceptable prices and security prices may be more volatile than in countries with more mature markets. Currency values may fluctuate more in developing or emerging markets. Developing or emerging market countries may be more likely to impose government restrictions, including confiscatory taxation, expropriation or nationalization of a company’s assets, and restrictions on foreign ownership of local companies. In addition, emerging markets may impose restrictions on a Fund’s ability to repatriate investment income or capital and, thus, may adversely affect the operations of the Funds. Certain emerging markets may impose constraints on currency exchange and some currencies in emerging markets may have been devalued significantly against the U.S. dollar. For these and other reasons, the prices of securities in emerging markets can fluctuate more significantly than the prices of securities of companies in developed countries. The less developed the country, the greater effect these risks may have on the Funds.

Foreign Currencies

Although the Funds intend to only hold investments denominated in U.S. dollars, each Fund may have indirect exposure to foreign currency fluctuations. A Fund’s net asset value could decline if a relevant foreign currency depreciates against the U.S. dollar or if there are delays or limits on the repatriation of such currency. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, a Fund’s net asset value may change without warning, which could have a significant negative impact on such Fund.

 4

Illiquid and Restricted Investments

Pursuant to Rule 22e-4 under the 1940 Act, a Fund may not acquire any “illiquid investment” if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. An “illiquid investment” is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Each Fund has implemented a liquidity risk management program and related procedures to identify illiquid investments pursuant to Rule 22e-4. The 15% limit shall be observed continuously.

A Fund may purchase certain restricted securities that can be resold to institutional investors and which may be determined not to be illiquid investments pursuant to the Fund’s liquidity risk management program. In many cases, those securities are traded in the institutional market under Rule 144A under the 1933 Act and are called Rule 144A securities.

Investments in illiquid investments involve more risks than investments in similar securities that are readily marketable. Illiquid investments may trade at a discount from comparable, more liquid investments. Investment of a Fund’s assets in illiquid investments may restrict the ability of the Fund to dispose of its investments in a timely fashion and for a fair price as well as its ability to take advantage of market opportunities. The risks associated with illiquidity will be particularly acute where a Fund’s operations require cash, such as when the Fund has net redemptions, and could result in the Fund borrowing to meet short-term cash requirements or incurring losses on the sale of illiquid investments.

Illiquid investments are often restricted securities sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. In many cases, the privately placed securities may not be freely transferable under the laws of the applicable jurisdiction or due to contractual restrictions on resale. To the extent privately placed securities may be resold in privately negotiated transactions, the prices realized from the sales could be less than those originally paid by a Fund or less than the fair value of the securities. In addition, issuers whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded. If any privately placed securities held by a Fund are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expenses of registration. Private placement investments may involve investments in smaller, less seasoned issuers, which may involve greater risks than investments in more established companies. These issuers may have limited product lines, markets or financial resources, or they may be dependent on a limited management group. In making investments in private placement securities, a Fund may obtain access to material non-public information, which may restrict the Fund’s ability to conduct transactions in those securities.

Investment Company Securities

Each Fund may invest in the securities of other investment companies, including money market funds and ETFs, subject to applicable limitations under Section 12(d)(1) of the 1940 Act. Investing in another pooled vehicle exposes the Fund to all the risks of that pooled vehicle. The Funds generally may purchase or redeem, without limitation, shares of any affiliated or unaffiliated money market mutual funds, including unregistered money market funds, so long as a Fund does not pay a sales load or service fee in connection with the purchase, sale, or redemption or if such fees are paid, the Adviser waives its management fee in an amount necessary to offset the amounts paid.

If a Fund invests in and, thus, is a shareholder of, another investment company, such Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Adviser and the other expenses that the Fund bears directly in connection with its own operations.

Pursuant to Section 12(d)(1), a Fund may invest in the securities of another investment company (the “acquired company”) provided that the Fund, immediately after such purchase or acquisition, does not own in the aggregate: (i) more than 3% of the total outstanding voting stock of the acquired company; (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of such Fund; or (iii) securities issued by the acquired company and all other investment companies (other than treasury stock of the Fund) having an aggregate value in excess of 10% of the value of the total assets of the Fund. To the extent allowed by law or regulation, each Fund may invest its assets in securities of investment companies that are money market funds in excess of the limits discussed above.

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A Fund may rely on Section 12(d)(1)(F) and Rule 12d1-3 of the 1940 Act, which provide an exemption from Section 12(d)(1) that allows a Fund to invest all of its assets in other registered funds, including ETFs, if, among other conditions: (1) the Fund, together with its affiliates, acquires no more than three percent of the outstanding voting stock of any acquired fund; and (2) the sales load charged on Shares is no greater than the limits set forth in Rule 2830 of the Conduct Rules of the Financial Industry Regulatory Authority, Inc. (“FINRA”). A Fund may also rely on Rule 12d1-4 under the 1940 Act, which provides an exemption from Section 12(d)(1) that allows the Fund to invest all of its assets in other registered funds, including ETFs, if the Fund satisfies certain conditions specified in the Rule, including, among other conditions, that the Fund and its advisory group will not control (individually or in the aggregate) an acquired fund (e.g., hold more than 25% of the outstanding voting securities of an acquired fund that is a registered open-end management investment company).

Money Market Funds

The Funds may invest in underlying money market funds that either seek to maintain a stable $1 NAV (“stable NAV money market funds”) or that have a share price that fluctuates (“variable NAV market funds”). Although an underlying stable NAV money market fund seeks to maintain a stable $1 NAV, it is possible for the Funds to lose money by investing in such a money market fund. Because the share price of an underlying variable NAV market fund will fluctuate, when a Fund sells the shares it owns, they may be worth more or less than what such Fund originally paid for them. In addition, neither type of money market fund is designed to offer capital appreciation. Certain underlying money market funds may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if such fund’s liquidity falls below required minimums.

Other Short-Term Instruments

The Funds may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity or for other reasons. Money market instruments are generally short-term investments that may include but are not limited to: (1) shares of money market funds; (2) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises); (3) negotiable certificates of deposit (“CDs”), bankers’ acceptances, fixed time deposits and other obligations of U.S. and foreign banks (including foreign branches) and similar institutions; (4) commercial paper rated at the date of purchase “Prime-1” by Moody’s Investors Service or “A-1” by Standard & Poor’s Financial Services or, if unrated, of comparable quality as determined by the Adviser; (5) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that satisfy the rating requirements set forth in Rule 2a-7 under the 1940 Act; and (6) short-term U.S. dollar denominated obligations of foreign banks (including U.S. branches) that, in the opinion of the Adviser, are of comparable quality to obligations of U.S. banks which may be purchased by a Fund. Any of these instruments may be purchased on a current or a forward-settled basis. Money market instruments also include shares of money market funds. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Derivative Instruments

Generally, derivatives are financial instruments whose value depends on or is derived from, the value of one or more underlying assets, reference rates, or indices or other market factors (a “reference instrument”) and may relate to stocks, bonds, interest rates, credit, currencies, commodities or related indices. Derivative instruments can provide an efficient means to gain or reduce exposure to the value of a reference instrument without actually owning or selling the instrument. Some common types of derivatives include options, futures, forwards and swaps.

Derivative instruments may be used to modify the effective duration of a Fund’s portfolio investments. Derivative instruments may also be used for “hedging,” which means that they may be used when the Adviser seeks to protect a Fund’s investments from a decline in value resulting from changes to interest rates, market prices, currency fluctuations, or other market factors. Derivative instruments may also be used for other purposes, including to seek to increase liquidity, provide efficient portfolio management, broaden investment opportunities (including taking short or negative positions), implement a tax or cash management strategy, gain exposure to a particular security or segment of the market and/or enhance total return. However derivative instruments are used, their successful use is not assured and will depend upon, among other factors, the Adviser’s ability to gauge relevant market movements.

Derivative instruments may be used for the purposes of direct hedging. Direct hedging means that the transaction must be intended to reduce a specific risk exposure of a portfolio security or its denominated currency and must also be directly related to such security or currency. Each Fund’s use of derivative instruments may be limited from time to time by policies adopted by the Board or the Adviser

SEC Rule 18f-4 (“Rule 18f-4” or the “Derivatives Rule”) regulates the ability of a Fund to enter into derivative transactions and other leveraged transactions. The Derivatives Rule defines the term “derivatives” to include short sales and forward contracts, such as TBA transactions, in addition to instruments traditionally classified as derivatives, such as swaps, futures, and options. Rule 18f-4 also regulates other types of leveraged transactions, such as reverse repurchase transactions and transactions deemed to be “similar to” reverse repurchase transactions, such as certain securities lending transactions in connection with which a Fund obtains leverage. Among other things, under Rule 18f-4, a Fund is prohibited from entering into these derivatives transactions except in reliance on the provisions of the Derivatives Rule. The Derivatives Rule establishes limits on the derivatives transactions that a fund may enter into based on the value-at-risk (“VaR”) of the Fund inclusive of derivatives. A Fund will generally satisfy the limits under the Rule if the VaR of its portfolio (inclusive of derivatives transactions) does not exceed 200% of the VaR of its “designated reference portfolio.” The “designated reference portfolio” is a representative unleveraged index or a Fund’s own portfolio absent derivatives holdings, as determined by such Fund’s derivatives risk manager. This limits test is referred to as the “Relative VaR Test.” If a Fund determines that the Relative VaR Test is not appropriate in light of its strategy, subject to specified conditions, the Fund may instead comply with the “Absolute VaR Test.” A Fund will satisfy the Absolute VaR Test if the VaR of its portfolio does not exceed 20% of the value of the Fund’s net assets.

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In addition, among other requirements, Rule 18f-4 requires a Fund to establish a derivatives risk management program, appoint a derivatives risk manager, and carry out enhanced reporting to the Board, the SEC and the public regarding a Fund’s derivatives activities. These new requirements will apply unless a Fund qualifies as a “limited derivatives user,” which the Derivatives Rule defines as a fund that limits its derivatives exposure to 10% of its net assets. It is possible that the limits and compliance costs imposed by the Derivatives Rule may adversely affect a Fund’s performance, efficiency in implementing its strategy, liquidity and/or ability to pursue its investment objectives and may increase the cost of such Fund’s investments and cost of doing business, which could adversely affect investors.

Options. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy an underlying reference instrument, such as a specified security, currency, index, or other instrument, from the writer of the option (in the case of a call option), or to sell a specified reference instrument to the writer of the option (in the case of a put option) at a designated price during the term of the option. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying reference instrument, the remaining term of the option, supply, demand, interest rates and/or currency exchange rates. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. Put and call options are traded on national securities exchanges and in the OTC market.

Options traded on national securities exchanges are within the jurisdiction of the SEC or other appropriate national securities regulator, as are securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all option positions entered into on a national securities exchange in the United States are cleared and guaranteed by the Options Clearing Corporation, thereby reducing the risk of counterparty default. Furthermore, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the OTC market, potentially permitting a Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements. There is no assurance, however, that higher than anticipated trading activity or other unforeseen events might not temporarily render the capabilities of the Options Clearing Corporation inadequate, and thereby result in the exchange instituting special procedures which may interfere with the timely execution of a Fund’s orders to close out open options positions.

Purchasing call and put options. As the buyer of a call option, a Fund has a right to buy the underlying reference instrument (e.g., a currency or security) at the exercise price at any time during the option period (for American style options). The Funds may enter into closing sale transactions with respect to call options, exercise them, or permit them to expire. For example, a Fund may buy call options on underlying reference instruments that it intends to buy with the goal of limiting the risk of a substantial increase in their market price before the purchase is effected. Unless the price of the underlying reference instrument changes sufficiently, a call option purchased by a Fund may expire without any value to the Fund. In which case such Fund would experience a loss to the extent of the premium paid for the option plus related transaction costs.

As the buyer of a put option, a Fund has the right to sell the underlying reference instrument at the exercise price at any time during the option period (for American style options). Like a call option, the Funds may enter into closing sale transactions with respect to put options, exercise them or permit them to expire. A Fund may buy a put option on an underlying reference instrument owned by the Fund (a protective put) as a hedging technique in an attempt to protect against an anticipated decline in the market value of the underlying reference instrument. Such hedge protection is provided only during the life of the put option when the Fund, as the buyer of the put option, is able to sell the underlying reference instrument at the put exercise price, regardless of any decline in the underlying instrument’s market price. The Funds may also seek to offset a decline in the value of the underlying reference instrument through appreciation in the value of the put option. A put option may also be purchased with the intent of protecting unrealized appreciation of an instrument when the Adviser deems it desirable to continue to hold the instrument because of tax or other considerations. The premium paid for the put option and any transaction costs would reduce any short-term capital gain that may be available for distribution when the instrument is eventually sold. Buying put options at a time when the buyer does not own the underlying reference instrument allows the buyer to benefit from a decline in the market price of the underlying reference instrument, which generally increases the value of the put option.

If a put option was not terminated in a closing sale transaction when it has remaining value, and if the market price of the underlying reference instrument remains equal to or greater than the exercise price during the life of the put option, the buyer would not make any gain upon exercise of the option and would experience a loss to the extent of the premium paid for the option plus related transaction costs. In order for the purchase of a put option to be profitable, the market price of the underlying reference instrument must decline sufficiently below the exercise price to cover the premium and transaction costs.

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Writing call and put options. Writing options may permit the writer to generate additional income in the form of the premium received for writing the option. The writer of an option may have no control over when the underlying reference instruments must be sold (in the case of a call option) or purchased (in the case of a put option) because the writer may be notified of exercise at any time prior to the expiration of the option (for American style options). In general, though, options are infrequently exercised prior to expiration. Whether or not an option expires unexercised, the writer retains the amount of the premium. Writing “covered” call options means that the writer owns the underlying reference instrument that is subject to the call option. Call options may also be written on reference instruments that the writer does not own.

If a Fund writes a covered call option, any underlying reference instruments that are held by the Fund and are subject to the call option will be earmarked on the books of such Fund as segregated to satisfy its obligations under the option. A Fund will be unable to sell the underlying reference instruments that are subject to the written call option until it either effects a closing transaction with respect to the written call, or otherwise satisfies the conditions for release of the underlying reference instruments from segregation. As the writer of a covered call option, a Fund gives up the potential for capital appreciation above the exercise price of the option should the underlying reference instrument rise in value. If the value of the underlying reference instrument rises above the exercise price of the call option, the reference instrument will likely be “called away,” requiring a Fund to sell the underlying instrument at the exercise price. In that case, the Fund will sell the underlying reference instrument to the option buyer for less than its market value, and such Fund will experience a loss (which will be offset by the premium received by the Fund as the writer of such option). If a call option expires unexercised, the Fund will realize a gain in the amount of the premium received. If the market price of the underlying reference instrument decreases, the call option will not be exercised and the Fund will be able to use the amount of the premium received to hedge against the loss in value of the underlying reference instrument. The exercise price of a call option will be chosen based upon the expected price movement of the underlying reference instrument. The exercise price of a call option may be below, equal to (at-the-money), or above the current value of the underlying reference instrument at the time the option is written.

As the writer of a put option, a Fund has a risk of loss should the underlying reference instrument decline in value. If the value of the underlying reference instrument declines below the exercise price of the put option and the put option is exercised, the Fund, as the writer of the put option, will be required to buy the instrument at the exercise price, which will exceed the market value of the underlying reference instrument at that time. A Fund will incur a loss to the extent that the current market value of the underlying reference instrument is less than the exercise price of the put option. However, the loss will be offset in part by the premium received from the buyer of the put. If a put option written by a Fund expires unexercised, such Fund will realize a gain in the amount of the premium received.

Closing out options (exchange-traded options). If the writer of an option wants to terminate its obligation, the writer may effect a “closing purchase transaction” by buying an option of the same series as the option previously written. The effect of the purchase is that the clearing corporation will cancel the option writer’s position. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, the buyer of an option may recover all or a portion of the premium that it paid by effecting a “closing sale transaction” by selling an option of the same series as the option previously purchased and receiving a premium on the sale. There is no guarantee that either a closing purchase or a closing sale transaction may be made at a time desired by a Fund. Closing transactions allow a Fund to terminate its positions in written and purchased options. A Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the original option (in the case of written options) or is more than the premium paid by the Fund to buy the option (in the case of purchased options). For example, increases in the market price of a call option sold by a Fund will generally reflect increases in the market price of the underlying reference instrument. As a result, any loss resulting from a closing transaction on a written call option is likely to be offset in whole or in part by appreciation of the underlying instrument owned by the Fund.

Over-the-counter options. Like exchange-traded options, OTC options give the holder the right to buy from the writer, in the case of OTC call options, or sell to the writer, in the case of OTC put options, an underlying reference instrument at a stated exercise price. OTC options, however, differ from exchange-traded options in certain material respects.

OTC options are arranged directly with dealers and not with a clearing corporation or exchange. Consequently, there is a risk of non-performance by the dealer, including because of the dealer’s bankruptcy or insolvency. While the Funds use only counterparties, such as dealers, that meet its credit quality standards, in unusual or extreme market conditions, a counterparty’s creditworthiness and ability to perform may deteriorate rapidly, and the availability of suitable replacement counterparties may become limited. Because there is no exchange, pricing is typically done based on information from market makers or other dealers. OTC options are available for a greater variety of underlying reference instruments and in a wider range of expiration dates and exercise prices than exchange-traded options.

There can be no assurance that a continuous liquid secondary market will exist for any particular OTC option at any specific time. The Funds may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it. When a Fund writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer with which such Fund originally wrote the option. A Fund may suffer a loss if it is not able to exercise (in the case of a purchased option) or enter into a closing sale transaction on a timely basis.

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The staff of the SEC has taken the position that purchased OTC options on securities are considered illiquid securities. Pending a change in the staff’s position, the Funds will treat such OTC options on securities as illiquid and subject to such Fund’s limitation on illiquid securities.

Interest rate caps. An interest rate cap is a type of OTC option. The buyer of an interest rate cap pays a premium to the seller in exchange for payments at set intervals for which a floating interest rate exceeds an agreed upon interest rate. The floating interest rate may be tied to a reference rate, a long-term swap rate or other benchmark. The amount of each payment is determined by reference to a specified “notional” amount of money. Interest rate caps do not involve the delivery of securities, other underlying instruments, or principal amounts. Accordingly, barring counterparty risk, the risk of loss to the purchaser of an interest rate cap is limited to the amount of the premium paid.

An interest rate cap can be used to increase or decrease exposure to various interest rates, including to hedge interest rate risk. By purchasing an interest rate cap, the buyer of the cap can benefit from rising interest rates while limiting its downside risk to the amount of the premium paid. If a Fund buys an interest rate cap and the Adviser is correct at predicting the direction of interest rates, the interest rate cap will increase in value. But if the Adviser is incorrect at predicting the direction, the interest rate cap will expire worthless.

By writing (selling) an interest rate cap, the seller of the cap can benefit by receiving a premium in exchange for assuming an obligation to make payments at set intervals for which a floating interest rate exceeds an agreed upon interest rate. If interest rates rise above the agreed upon cap, the seller’s obligation to make payments may result in losses in excess of the premium received.

Correctly predicting the value of an interest rate cap requires an understanding of the referenced interest rate, and a Fund bears the risk that the Adviser will not correctly forecast future market events, such as interest rate movements. Interest rate caps also involve the risks associated with derivative instruments generally, as described herein, including the risks associated with OTC options.

Risks of options. The Funds’ options investments involve certain risks, including general risks related to derivative instruments. There can be no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and the Funds may have difficulty effecting closing transactions in particular options. Therefore, a Fund would have to exercise the options it purchased in order to realize any profit, thus taking or making delivery of the underlying reference instrument when not desired. A Fund could then incur transaction costs upon the sale of the underlying reference instruments. Similarly, when a Fund cannot affect a closing transaction with respect to a put option it wrote, and the buyer exercises, such Fund would be required to take delivery and would incur transaction costs upon the sale of the underlying reference instruments purchased. If a Fund, as a covered call option writer, is unable to affect a closing purchase transaction in a secondary market, it will not be able to sell the underlying reference instrument until the option expires, it delivers the underlying instrument upon exercise, or it segregates enough liquid assets to purchase the underlying reference instrument at the marked-to-market price during the term of the option. When trading options on non-U.S. exchanges or in the OTC market, many of the protections afforded to exchange participants will not be available. For example, there may be no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over an indefinite period of time.

The effectiveness of an options strategy for hedging depends on the degree to which price movements in the underlying reference instruments correlate with price movements in the relevant portion of a Fund’s portfolio that is being hedged. In addition, a Fund bears the risk that the prices of its portfolio investments will not move in the same amount as the option it has purchased or sold for hedging purposes, or that there may be a negative correlation that would result in a loss on both the investments and the option. If the Adviser is not successful in using options in managing a Fund’s investments, such Fund’s performance will be worse than if the Adviser did not employ such strategies.

Swaps. Generally, swap agreements are contracts between a Fund and another party (the swap counterparty) involving the exchange of payments on specified terms over periods ranging from a few days to multiple years. A swap agreement may be negotiated bilaterally and traded OTC between the two parties (for an uncleared swap) or, in some instances, must be transacted through an FCM and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap). In a basic swap transaction, a Fund agrees with the swap counterparty to exchange the returns (or differentials in rates of return) and/or cash flows earned or realized on a particular “notional amount” or value of predetermined underlying reference instruments. The notional amount is the set dollar or other value selected by the parties to use as the basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. The parties typically do not actually exchange the notional amount. Instead, they agree to exchange the returns that would be earned or realized if the notional amount were invested in given investments or at given interest rates. Examples of returns that may be exchanged in a swap agreement are those of a particular security, a particular fixed or variable interest rate, a particular non-U.S. currency, or a “basket” of securities representing a particular index. Swaps can also be based on credit and other events.

The Funds will generally enter into swap agreements on a net basis, which means that the two payment streams that are to be made by a Fund and its counterparty with respect to a particular swap agreement are netted out, with such Fund receiving or paying, as the case may be, only the net difference in the two payments. A Fund’s obligations (or rights) under a swap agreement that is entered into on a net basis will generally be the net amount to be paid or received under the agreement based on the relative values of the obligations of each party upon termination of the agreement or at set valuation dates. A Fund will accrue its obligations under a swap agreement daily (offset by any amounts the counterparty owes such Fund). If the swap agreement does not provide for that type of netting, the full amount of such Fund’s obligations will be accrued on a daily basis.

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Comprehensive swaps regulation. The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the “Dodd-Frank Act”) and related regulatory developments imposed comprehensive regulatory requirements on swaps and swap market participants. The regulatory framework includes: (1) registration and regulation of swap dealers and major swap participants; (2) requiring central clearing and execution of standardized swaps; (3) imposing margin requirements on swap transactions; (4) regulating and monitoring swap transactions through position limits and large trader reporting requirements; and (5) imposing record keeping and centralized and public reporting requirements, on an anonymous basis, for most swaps. The CFTC is responsible for the regulation of most swaps. The SEC has jurisdiction over a small segment of the market referred to as “security-based swaps,” which includes swaps on single securities or credits, or narrow-based indices of securities or credits.

Uncleared swaps. In an uncleared swap, the swap counterparty is typically a brokerage firm, bank or other financial institution. The Funds customarily enter into uncleared swaps based on the standard terms and conditions of an International Swaps and Derivatives Association (“ISDA”) Master Agreement. ISDA is a voluntary industry association of participants in the over-the-counter derivatives markets that has developed standardized contracts used by such participants that have agreed to be bound by such standardized contracts. In the event that one party to a swap transaction defaults and the transaction is terminated prior to its scheduled termination date, one of the parties may be required to make an early termination payment to the other. An early termination payment may be payable by either the defaulting or non-defaulting party, depending upon which of them is “in-the-money” with respect to the swap at the time of its termination. Early termination payments may be calculated in various ways, but are intended to approximate the amount the “in-the-money” party would have to pay to replace the swap as of the date of its termination.

During the term of an uncleared swap, a Fund is required to pledge to the swap counterparty, from time to time, an amount of cash and/or other assets equal to the total net amount (if any) that would be payable by such Fund to the counterparty if all outstanding swaps between the parties were terminated on the date in question, including any early termination payments (“variation margin”). Periodically, changes in the amount pledged are made to recognize changes in value of the contract resulting from, among other things, interest on the notional value of the contract, market value changes in the underlying investment, and/or dividends paid by the issuer of the underlying instrument. Likewise, the counterparty will be required to pledge cash or other assets to cover its obligations to the Fund. However, the amount pledged may not always be equal to or more than the amount due to the other party. Therefore, if a counterparty defaults in its obligations to a Fund, the amount pledged by the counterparty and available to such Fund may not be sufficient to cover all the amounts due to the Fund and the Fund may sustain a loss.

Currently, the Funds do not intend to typically provide initial margin in connection with uncleared swaps. However, rules requiring initial margin for uncleared swaps have been adopted and are being phased in over time. When these rules take effect, if a Fund is deemed to have material swaps exposure under applicable swap regulations, the Fund will be required to post initial margin in addition to variation margin.

Cleared swaps. Certain standardized swaps are subject to mandatory central clearing and exchange-trading. The Dodd-Frank Act and implementing rules will ultimately require the clearing and exchange-trading of many swaps. Mandatory exchange-trading and clearing will occur on a phased-in basis based on the type of market participant, CFTC approval of contracts for central clearing and public trading facilities making such cleared swaps available to trade. To date, the CFTC has designated only certain of the most common types of credit default index swaps and interest rate swaps as subject to mandatory clearing and certain public trading facilities have made certain of those cleared swaps available to trade, but it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks and may involve additional costs and risks not involved with uncleared swaps. See “Risks of cleared swaps” below.

In a cleared swap, a Fund’s ultimate counterparty is a central clearinghouse rather than a brokerage firm, bank or other financial institution. Cleared swaps are submitted for clearing through each party’s FCM, which must be a member of the clearinghouse that serves as the central counterparty. Transactions executed on a swap execution facility (“SEF”) may increase market transparency and liquidity but may require a Fund to incur increased expenses to access the same types of swaps that it has used in the past. When a Fund enters into a cleared swap, it must deliver to the central counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central counterparty and are typically calculated as an amount equal to the volatility in market value of the cleared swap over a fixed period, but an FCM may require additional initial margin above the amount required by the central counterparty. During the term of the swap agreement, a “variation margin” amount may also be required to be paid by a Fund or may be received by a Fund in accordance with margin controls set for such accounts. If the value of a Fund’s cleared swap declines, the Fund will be required to make additional “variation margin” payments to the FCM to settle the change in value. Conversely, if the market value of a Fund’s position increases, the FCM will post additional “variation margin” to the Fund’s account. At the conclusion of the term of the swap agreement, if a Fund has a loss equal to or greater than the margin amount, the margin amount is paid to the FCM along with any loss in excess of the margin amount. If the Fund has a loss of less than the margin amount, the excess margin is returned to the Fund. If the Fund has a gain, the full margin amount and the amount of the gain is paid to the Fund.

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Credit default swaps. The “buyer” of protection in a credit default swap agreement is obligated to pay the “seller” a periodic stream of payments over the term of the agreement in return for a payment by the “seller” that is contingent upon the occurrence of a credit event with respect to a specific underlying reference debt obligation (whether as a single debt instrument or as part of an index of debt instruments). The contingent payment by the seller generally is the face amount of the debt obligation, in return for the buyer’s obligation to make periodic cash payments and deliver in physical form the reference debt obligation or a cash payment equal to the then-current market value of that debt obligation at the time of the credit event. If no credit event occurs, the seller would receive a fixed rate of income throughout the term of the contract, while the buyer would lose the amount of its payments and recover nothing. The buyer is also subject to the risk that the seller will not satisfy its contingent payment obligation, if and when due.

Purchasing protection through a credit default swap may be used to attempt to hedge against a decline in the value of debt security or securities due to a credit event. The seller of protection under a credit default swap receives periodic payments from the buyer but is exposed to the risk that the value of the reference debt obligation declines due to a credit event and that it will have to pay the face amount of the reference obligation to the buyer. Selling protection under a credit default swap may also permit the seller to gain exposure that is similar to owning the reference debt obligation directly. As the seller of protection, a Fund would effectively add leverage to its portfolio because, in addition to its total assets, such Fund would be subject to the risk that there would be a credit event and the Fund would have to make a substantial payment in the future.

Generally, a credit event means bankruptcy, failure to timely pay interest or principal, obligation acceleration or default, or repudiation or restructuring of the reference debt obligation. There may be disputes between the buyer or seller of a credit default swap agreement or within the swaps market as a whole as to whether or not a credit event has occurred or what the payout should be which could result in litigation. In some instances where there is a dispute in the credit default swap market, a regional Determinations Committee set up by ISDA may make an official binding determination regarding the existence of credit events with respect to the reference debt obligation of a credit default swap agreement or, in the case of a credit default swap on an index, with respect to a component of the index underlying the credit default swap agreement. In the case of a credit default swap on an index, the existence of a credit event is determined according to the index methodology, which may in turn refer to determinations made by ISDA’s Determinations Committees with respect to particular components of the index.

ISDA’s Determinations Committees are comprised principally of dealers in the OTC derivatives markets which may have a conflicting interest in the determination regarding the existence of a particular credit event. In addition, in the sovereign debt market, a credit default swap agreement may not provide the protection generally anticipated because the government issuer of the sovereign debt instruments may be able to restructure or renegotiate the debt in such a manner as to avoid triggering a credit event. Moreover, (1) sovereign debt obligations may not incorporate common, commercially acceptable provisions, such as collective action clauses, or (2) the negotiated restructuring of the sovereign debt may be deemed non-mandatory on all holders. As a result, the determination committee might then not be able to determine, or may be able to avoid having to determine, that a credit event under the credit default agreement has occurred.

For these and other reasons, the buyer of protection in a credit default swap agreement is subject to the risk that certain occurrences, such as particular restructuring events affecting the value of the underlying reference debt obligation, or the restructuring of sovereign debt, may not be deemed credit events under the credit default swap agreement. Therefore, if the credit default swap was purchased as a hedge or to take advantage of an anticipated increase in the value of credit protection for the underlying reference obligation, it may not provide any hedging benefit or otherwise increase in value as anticipated. Similarly, the seller of protection in a credit default swap agreement is subject to the risk that certain occurrences may be deemed to be credit events under the credit default swap agreement, even if these occurrences do not adversely impact the value or creditworthiness of the underlying reference debt obligation.

Interest rate swaps. An interest rate swap is an agreement between two parties to exchange interest rate payment obligations. Typically, one party’s obligation is based on an interest rate fixed to maturity while the other party’s obligation is based on an interest rate that changes in accordance with changes in a designated benchmark (for example, Secured Overnight Financing Rate (SOFR), prime rate, commercial paper rate, or other benchmarks). Alternatively, both payment obligations may be based on an interest rate that changes in accordance with changes in a designated benchmark (also known as a “basis swap”). In a basis swap, the rates may be based on different benchmarks (for example, SOFR versus commercial paper) or on different terms of the same benchmark (for example, one-month SOFR versus three-month SOFR). Each party’s payment obligation under an interest rate swap is determined by reference to a specified “notional” amount of money. Therefore, interest rate swaps generally do not involve the delivery of securities, other underlying instruments, or principal amounts; rather they entail the exchange of cash payments based on the application of the designated interest rates to the notional amount. Accordingly, barring swap counterparty or FCM default, the risk of loss in an interest rate swap is limited to the net amount of interest payments that a Fund is obligated to make or receive (as applicable), as well as any early termination payment payable by or to such Fund upon early termination of the swap.

By swapping fixed interest rate payments for floating payments, an interest rate swap can be used to increase or decrease a Fund’s exposure to various interest rates, including to hedge interest rate risk. Interest rate swaps are generally used to permit the party seeking a floating rate obligation the opportunity to acquire such obligation at a rate lower than is directly available in the credit markets, while permitting the party desiring a fixed-rate obligation the opportunity to acquire such a fixed-rate obligation, also frequently at a rate lower than is directly available in the credit markets. The success of such a transaction depends in large part on the availability of fixed-rate obligations at interest (or coupon) rates low enough to cover the costs involved. Similarly, a basis swap can be used to increase or decrease a Fund’s exposure to various interest rates, including to hedge against or speculate on the spread between the two indexes, or to manage duration. An interest rate swap transaction is affected by change in interest rates, which, in turn, may affect the prepayment rate of any underlying debt obligations upon which the interest rate swap is based.

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Inflation index swaps. An inflation index swap is a contract between two parties, whereby one party makes payments based on the cumulative percentage increase in an index that serves as a measure of inflation (typically, the Consumer Price Index) and the other party makes a regular payment based on a compounded fixed rate. Each party’s payment obligation under the swap is determined by reference to a specified “notional” amount of money. Typically, an inflation index swap has payment obligations netted and exchanged upon maturity. The value of an inflation index swap is expected to change in response to changes in the rate of inflation. If inflation increases at a faster rate than anticipated at the time the swap is entered into, the swap will increase in value. Similarly, if inflation increases at a rate slower than anticipated at the time the swap is entered into, the swap will decrease in value.

Equity total return swaps. A total return swap (also sometimes referred to as a synthetic equity swap or “contract for difference” when written with respect to an equity security or basket of equity securities) is an agreement between two parties under which the parties agree to make payments to each other so as to replicate the economic consequences that would apply had a purchase or short sale of the underlying reference instrument or index thereof taken place. For example, one party agrees to pay the other party the total return earned or realized on the notional amount of an underlying equity security and any dividends declared with respect to that equity security. In return the other party makes payments, typically at a floating rate, calculated based on the notional amount.

Options on swap agreements. An option on a swap agreement generally is an OTC option (see the discussion above on OTC options) that gives the buyer of the option the right, but not the obligation, in return for payment of a premium to the seller, to enter into a previously negotiated swap agreement, or to extend, terminate or otherwise modify the terms of an existing swap agreement. The writer (seller) of an option on a swap agreement receives premium payments from the buyer and, in exchange, becomes obligated to enter into or modify an underlying swap agreement upon the exercise of the option by the buyer. When a Fund purchases an option on a swap agreement, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised, plus any related transaction costs.

There can be no assurance that a liquid secondary market will exist for any particular option on a swap agreement, or at any particular time, and a Fund may have difficulty affecting closing transactions in particular options on swap agreements. Therefore, such Fund may have to exercise the options that it purchases in order to realize any profit and take delivery of the underlying swap agreement. The Fund could then incur transaction costs upon the sale or closing out of the underlying swap agreement. In the event that the option on a swap is exercised, the counterparty for such option would be the same counterparty with whom the Fund entered into the underlying swap.

However, if a Fund writes (sells) an option on a swap agreement, such Fund is bound by the terms of the underlying swap agreement upon exercise of the option by the buyer, which may result in losses to the Fund in excess of the premium it received. Options on swap agreements involve the risks associated with derivative instruments generally, as described above, as well as the additional risks associated with both options and swaps generally.

Options on swap agreements are considered to be swaps for purposes of CFTC regulation. Although they are traded OTC, the CFTC may in the future designate certain options on swaps as subject to mandatory clearing. For more information, see “Cleared swaps” and “Risks of cleared swaps.”

An option on an interest rate swap (also sometimes referred to as a “swaption”) is a contract that gives the purchaser the right, but not the obligation, in return for payment of a premium, to enter into a new interest rate swap. A pay fixed option on an interest rate swap gives the buyer the right to establish a position in an interest rate swap where the buyer will pay (and the writer will receive) the fixed-rate cash flows and receive (and the writer will pay) the floating-rate cash flows. In general, most options on interest rate swaps are “European” exercise, which means that they can only be exercised at the end of the option term. Depending on the movement of interest rates between the time of purchase and expiration, the value of the underlying interest rate swap and therefore also the value of the option on the interest rate swap will change.

An option on a credit default swap is a contract that gives the buyer the right (but not the obligation), in return for payment of a premium to the option seller, to enter into a new credit default swap on a reference entity at a predetermined spread on a future date. This spread is the price at which the contract is executed (the option strike price). Similar to a put option, in a payer option on a credit default swap, the option buyer pays a premium to the option seller for the right, but not the obligation, to buy credit protection on a reference entity (e.g., a particular portfolio security) at a predetermined spread on a future date. Similar to a call option, in a receiver option on a credit default swap the option buyer pays a premium for the right, but not the obligation to sell credit default swap protection on a reference entity or index. Depending on the movement of market spreads with respect to the particular referenced debt securities between the time of purchase and expiration of the option, the value of the underlying credit default swap and therefore the value of the option will change. Options on credit default swaps currently are traded OTC and the specific terms of each option on a credit default swap are negotiated directly with the counterparty.

Commodity-linked total return swaps. A commodity-linked total return swap is an agreement between two parties under which the parties agree to exchange a fixed return or interest rate on the notional amount of the swap for the return of a particular commodities index, commodity contract or basket of commodity contracts as if such notional amount had been invested in such index, commodity contract or basket of commodity contracts. For example, one party agrees to pay the other party the return on a particular index multiplied by the notional amount of the swap. In return, the other party makes periodic payments, such as at a floating interest rate, calculated based on such notional amount. If the commodity swap is for one period, a Fund may pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is more than one period, with interim swap payments, a Fund may pay an adjustable or floating fee. With a “floating” rate, the fee may be pegged to a base rate, such as the SOFR, and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, a Fund may be required to pay a higher fee at each swap reset date.

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Risks of swaps generally. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Funds will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser correctly to predict which types of investments are likely to produce greater returns. If the Adviser, in using swap agreements, is incorrect in its forecasts of market values, interest rates, inflation, currency exchange rates or other applicable factors, the investment performance of a Fund will be less than its performance would have been if it had not used the swap agreements.

The risk of loss to a Fund for swap transactions that are entered into on a net basis depends on which party is obligated to pay the net amount to the other party. If the counterparty is obligated to pay the net amount to a Fund, the risk of loss to the Fund is loss of the entire amount that the Fund is entitled to receive. If a Fund is obligated to pay the net amount, the Fund’s risk of loss is generally limited to that net amount. If the swap agreement involves the exchange of the entire principal value of a security, the entire principal value of that security is subject to the risk that the other party to the swap will default on its contractual delivery obligations. In addition, a Fund’s risk of loss also includes any margin at risk in the event of default by the counterparty (in an uncleared swap) or the central counterparty or FCM (in a cleared swap), plus any transaction costs.

Because bilateral swap agreements are structured as two-party contracts and may have terms of greater than seven days, these swaps may be considered to be illiquid and, therefore, subject to a Fund’s limitation on investments in illiquid securities. If a swap transaction is particularly large or if the relevant market is illiquid, the Fund may not be able to establish or liquidate a position at an advantageous time or price, which may result in significant losses. Participants in the swap markets are not required to make continuous markets in the swap contracts they trade. Participants could refuse to quote prices for swap contracts or quote prices with an unusually widespread between the price at which they are prepared to buy and the price at which they are prepared to sell. Some swap agreements entail complex terms and may require a greater degree of subjectivity in their valuation. However, the swap markets have grown substantially in recent years, with a large number of financial institutions acting both as principals and agents, utilizing standardized swap documentation. As a result, the swap markets have become increasingly liquid. In addition, central clearing and the trading of cleared swaps on public facilities are intended to increase liquidity. The Adviser, under the supervision of the Board, is responsible for determining and monitoring the liquidity of the Funds’ swap transactions.

Rules adopted under the Dodd-Frank Act require centralized reporting of detailed information about many swaps, whether cleared or uncleared. This information is available to regulators and, also, to a more limited extent and on an anonymous basis, to the public. Reporting of swap data is intended to result in greater market transparency. This may be beneficial to funds that use swaps in their trading strategies. However, public reporting imposes additional recordkeeping burdens on these funds, and the safeguards established to protect anonymity are not yet tested and may not provide protection of the funds’ identities as intended.

Certain U.S. Internal Revenue Service (“IRS”) positions may limit each Fund’s ability to use swap agreements in a desired tax strategy. It is possible that developments in the swap markets and/or the laws relating to swap agreements, including potential government regulation, could adversely affect a Fund’s ability to benefit from using swap agreements, or could have adverse tax consequences. For more information about potentially changing regulation, see “Developing government regulation of derivatives” below.

Risks of uncleared swaps. Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. As a result, swap participants may not be as protected as participants on organized exchanges. Performance of a swap agreement is the responsibility only of the swap counterparty and not of any exchange or clearinghouse. As a result, a Fund is subject to the risk that a counterparty will be unable or will refuse to perform under such agreement, including because of the counterparty’s bankruptcy or insolvency. A Fund risks the loss of the accrued but unpaid amounts under a swap agreement, which could be substantial, in the event of a default, insolvency or bankruptcy by a swap counterparty. In such an event, the Fund will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect such Fund’s rights as a creditor. If the counterparty’s creditworthiness declines, the value of a swap agreement would likely decline, potentially resulting in losses. In unusual or extreme market conditions, a counterparty’s creditworthiness and ability to perform may deteriorate rapidly, and the availability of suitable replacement counterparties may become limited.

Risks of cleared swaps. As noted above, under recent financial reforms, certain types of swaps are, and others eventually are expected to be, required to be cleared through a central counterparty, which may affect counterparty risk and other risks faced by the Funds.

Central clearing is designed to reduce counterparty credit risk and increase liquidity compared to uncleared swaps because central clearing interposes the central clearinghouse as the counterparty to each participant’s swap, but it does not eliminate those risks completely. There is also a risk of loss by a Fund of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Fund has an open position, or the central counterparty in a swap contract. The assets of a Fund may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Fund might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers. If the FCM does not provide accurate reporting, the Funds are also subject to the risk that the FCM could use such Fund’s assets, which are held in an omnibus account with assets belonging to the FCM’s other customers, to satisfy its own financial obligations or the payment obligations of another customer to the central counterparty. Credit risk of cleared swap participants is concentrated in a few clearinghouses, and the consequences of insolvency of a clearinghouse are not clear.

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With cleared swaps, a Fund may not be able to obtain as favorable terms as it would be able to negotiate for a bilateral, uncleared swap. In addition, an FCM may unilaterally amend the terms of its agreement with a Fund, which may include the imposition of position limits or additional margin requirements with respect to the Fund’s investment in certain types of swaps. Central counterparties and FCMs can require termination of existing cleared swap transactions upon the occurrence of certain events, and can also require increases in margin above the margin that is required at the initiation of the swap agreement.

Finally, the Funds are subject to the risk that, after entering into a cleared swap with an executing broker, no FCM or central counterparty is willing or able to clear the transaction. In such an event, a Fund may be required to break the trade and make an early termination payment to the executing broker.

Combined transactions. Each Fund may enter into multiple derivative instruments, and any combination of derivative instruments as part of a single or combined strategy (a “Combined Transaction”) when the Adviser believes it is in the best interests of the Fund to do so. A Combined Transaction will usually contain elements of risk that are present in each of its component transactions.

Although Combined Transactions are normally entered into based on the Adviser’s judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal(s), it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

Securities Lending

Each Fund may lend portfolio securities to certain creditworthy borrowers. The Fund did not participate in securities lending for the fiscal period ended August 31, 2025. The borrowers provide collateral that is maintained in an amount at least equal to the current value of the securities loaned. A Fund may terminate a loan at any time and obtain the return of the securities loaned. A lending Fund receives the value of any interest or cash or non-cash distributions paid on the loaned securities. Distributions received on loaned securities in lieu of dividend payments (i.e., substitute payments) would not be considered qualified dividend income.

With respect to loans that are collateralized by cash, the borrower will be entitled to receive a fee based on the amount of cash collateral. A Fund is compensated by the difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, the Fund is compensated by a fee paid by the borrower equal to a percentage of the value of the loaned securities. Any cash collateral may be reinvested in certain short-term instruments either directly on behalf of a lending Fund or through one or more joint accounts or money market funds, which may include those managed by the Adviser.

Each Fund may pay a portion of the interest or fees earned from securities lending to a borrower as described above, and to one or more securities lending agents approved by the Board who administer the lending program for each Fund in accordance with guidelines approved by the Board. In such capacity, the lending agent causes the delivery of loaned securities from a Fund to borrowers, arranges for the return of loaned securities to such Fund at the termination of a loan, requests deposit of collateral, monitors the daily value of the loaned securities and collateral, requests that borrowers add to the collateral when required by the loan agreements, and provides recordkeeping and accounting services necessary for the operation of the program.

Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process), “gap” risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees a Fund has agreed to pay a borrower), and credit, legal, counterparty and market risk. In the event a borrower does not return a Fund’s securities as agreed, such Fund may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated plus the transaction costs incurred in purchasing replacement securities.

Repurchase Agreements

Each Fund may invest in repurchase agreements with commercial banks, brokers or dealers to generate income from its excess cash balances. A repurchase agreement is an agreement under which a Fund acquires a financial instrument (e.g., a security issued by the U.S. government or an agency thereof, a banker’s acceptance or a certificate of deposit) from a seller, subject to resale to the seller at an agreed upon price and date (normally, the next Business Day). A “Business Day” is any day on which the New York Stock Exchange (“NYSE”) is open for regular trading. A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by a Fund and is unrelated to the interest rate on the underlying instrument.

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In these repurchase agreement transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and are held by the Fund’s custodian bank until repurchased. No more than an aggregate of 15% of a Fund’s net assets will be invested in illiquid securities, including repurchase agreements having maturities longer than seven days and securities subject to legal or contractual restrictions on resale, or for which there are no readily available market quotations.

The use of repurchase agreements involves certain risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, a Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the U.S. Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within the control of such Fund and, therefore, the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.

Dollar Rolls

A dollar roll transaction involves a sale by a Fund of a security concurrently with an agreement by the Fund to repurchase a similar security at a later date at an agreed-upon price. A dollar roll may be considered a borrowing giving rise to leverage. The securities that are repurchased will bear the same interest rate and a similar maturity as those sold, but the assets collateralizing these securities may have different prepayment histories than those sold. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional investments, and the income from these investments will generate income for the Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of the Fund compared with what the performance would have been without the use of dollar rolls. Dollar rolls involve the risk that the market value of the securities subject to a Fund’s forward purchase commitment may decline below, or the market value of the securities subject to a Fund’s forward sale commitment may increase above, the exercise price of the forward commitment. In the event the buyer of the securities files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds of the current sale portion of the transaction may be restricted.

Tax Risks

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in the Prospectus and this SAI is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when a Fund makes distributions or you sell Shares.

INVESTMENT RESTRICTIONS

The Trust has adopted the following investment restrictions as fundamental policies with respect to the Funds. These restrictions cannot be changed with respect to a Fund without the approval of the holders of a majority of such Fund’s outstanding voting securities. For the purposes of the 1940 Act, a “majority of outstanding shares” means the vote of the lesser of: (1) 67% or more of the voting securities of the Fund present at the meeting if the holders of more than 50% of the Fund’s outstanding voting securities are present or represented by proxy; or (2) more than 50% of the outstanding voting securities of the Fund.

Except with the approval of a majority of the outstanding voting securities, each Fund may not:

1.	Borrow money or issue senior securities (as defined under the 1940 Act), except to the extent permitted under the 1940 Act.

2.	Make loans, except to the extent permitted under the 1940 Act.

3.	Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments, except to the extent permitted under the 1940 Act. This shall not prevent the Fund from investing in securities or other instruments backed by real estate, real estate investment trusts (“REITs”) or securities of companies engaged in the real estate business.

4.	Purchase or sell commodities unless acquired as a result of ownership of securities or other instruments, except to the extent permitted under the 1940 Act. This shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.

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5.	Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act.

6.	Concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries except that the Fund will have economic exposure that is concentrated to a similar extent as its reference Index. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by securities of the U.S. government (including its agencies and instrumentalities), registered investment companies and tax-exempt securities of state or municipal governments and their political subdivisions, are not considered to be issued by members of any industry.

In determining its compliance with the fundamental investment restriction on concentration, the Funds will look through to the underlying holdings of any affiliated investment company and will consider its entire investment in any investment company with a policy to concentrate, or having otherwise disclosed that it is concentrated, in a particular industry or group of related industries as being invested in such industry or group of related industries. Additionally, in determining its compliance with the fundamental investment restriction on concentration, the Funds will look through to the user or use of private activity municipal bonds to determine their industry.

For purposes of applying the limitation set forth in the concentration policy set forth above, a Fund may use the Standard Industrial Classification (SIC) Codes, North American Industry Classification System (NAICS) Codes, MSCI Global Industry Classification System, FTSE/Dow Jones Industry Classification Benchmark (ICB) system, or any other reasonable industry classification system (including systems developed by the Adviser) to identify each industry. The Funds’ method applying the limitations in the above concentration policy, including the classification levels used, may differ from those of the Trust’s other series.

If a percentage limitation is adhered to at the time of investment or contract, a later increase or decrease in percentage resulting from any change in value or total or net assets will not result in a violation of such restriction, except that the percentage limitations with respect to the borrowing of money and illiquid investments will be observed continuously.

EXCHANGE LISTING AND TRADING

Shares are listed for trading and trade throughout the day on the Exchange.

There can be no assurance that a Fund will continue to meet the requirements of the Exchange necessary to maintain the listing of Shares. The Exchange may, but is not required to, remove Shares of a Fund from the listing under any of the following circumstances: (1) the Exchange becomes aware that the Fund is no longer eligible to operate in reliance on Rule 6c-11 of the Investment Company Act of 1940; (2) the Fund no longer complies with the Exchange’s requirements for Shares; or (3) such other event shall occur or condition shall exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will remove Shares of a Fund from listing and trading upon termination of such Fund.

The Trust reserves the right to adjust the price levels of Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.

MANAGEMENT OF THE TRUST

Board Responsibilities. The Board oversees the management and operations of the Trust. Like all mutual funds, the day-to-day management and operation of the Trust is the responsibility of the various service providers to the Trust, such as the Adviser, the Distributor, the Administrator, the Sub-Administrator, the Custodian, and the Transfer Agent, each of whom is discussed in greater detail in this Statement of Additional Information. The Board has appointed various senior employees of the Administrator as officers of the Trust, with responsibility to monitor and report to the Board on the Trust’s operations. In conducting this oversight, the Board receives regular reports from these officers and the service providers. For example, the Treasurer reports as to financial reporting matters and the President reports as to matters relating to the Trust’s operations. In addition, the Adviser provides regular reports on the investment strategy and performance of the Funds. The Board has appointed a Chief Compliance Officer who administers the Trust’s compliance program and regularly reports to the Board as to compliance matters. These reports are provided as part of formal “Board Meetings” which are typically held quarterly, in person, and involve the Board’s review of recent operations. In addition, various members of the Board also meet with management in less formal settings, between formal “Board Meetings,” to discuss various topics. In all cases, however, the role of the Board and of any individual Trustee is one of oversight and not of management of the day-to-day affairs of the Trust and its oversight role does not make the Board a guarantor of the Trust’s investments, operations or activities.

As part of its oversight function, the Board receives and reviews various risk management reports and discusses these matters with appropriate management and other personnel. Because risk management is a broad concept comprised of many elements (e.g., investment risk, issuer and counterparty risk, compliance risk, operational risks, business continuity risks, etc.), the oversight of different types of risks is handled in different ways. For example, the Board meets regularly with the CCO to discuss compliance and operational risks and the Audit Committee meets with the Trust’s independent public accounting firm to discuss, among other things, the internal control structure of the Trust’s financial reporting function.

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The full Board also receives reports from the Adviser as to investment risks of the Funds. In addition to these reports, from time to time the full Board receives reports from the Administrator and the Adviser as to enterprise risk management.

The Board recognizes that not all risks that may affect the Funds can be identified and/or quantified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve each Fund’s goals, and that the processes, procedures, and controls employed to address certain risks may be limited in their effectiveness. Moreover, reports received by the Board as to risk management matters are typically summaries of the relevant information. Most of each Fund’s investment management and business affairs are carried out by or through the Adviser, and other service providers, each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from a Fund’s and each other’s in the setting of priorities, the resources available, or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board’s ability to monitor and manage risk, as a practical matter, is subject to limitations.

Members of the Board. There are four members of the Board, three of whom are not interested persons of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”). Mr. Eric W. Falkeis serves as Chairman of the Board and is an interested person of the Trust.

The Board is composed of a majority (75 percent) of Independent Trustees. The Board has determined its leadership structure is appropriate given the specific characteristics and circumstances of the Trust. The Board has a Lead Independent Trustee, who acts as the primary liaison between the Independent Trustees and management. Ms. Michelle McDonough currently serves as the Lead Independent Trustee of the Board. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the Independent Trustees from Fund management. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the Independent Trustees from Fund management.

Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o Tidal Trust II, 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204.

Name and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(2) Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees(3)
Javier Marquina Born: 1973	Trustee	Indefinite term; since 2022	Founder and Chief Executive Officer of ARQ Consultants Inc. (since 2019) a firm specializing in cross border real estate investments; Interim CEO for the Americas of Acciona Inmobiliaria (2020 to 2021); Head of Investment Team for Latin America for GLL Real Estate Partners (2016 to 2020).	315	Board Vice-Chairman of Inmobiliaria Spectrum (Guatemala and UK); Independent Board Member of LATAM Logistics Properties S.A. (Columbia, Peru and Costa Rica); Independent Board Member of Logistic Properties of the Americas
Michelle McDonough Born: 1980	Trustee	Indefinite term; since 2022	Chief Operating Officer, Trillium Asset Management LLC (2010 to 2024)	315	Trillium Asset Management, LLC (2020 to 2024)
Dave Norris Born: 1976	Trustee	Indefinite term; since 2022	Consulting work with Rubin Brown, CPA services (since 2024); Consulting work with RedRidge Diligence Services (2023 to 2024); Chief Operating Officer, RedRidge Diligence Services (2011 to 2023)	315	None
Interested Trustee
Eric W. Falkeis(4) Born: 1973	Principal Executive Officer, Trustee, and Chairman	Principal Executive Officer since 2022, Indefinite term; Trustee, and Chairman, since 2022, Indefinite term	Chief Operating Officer, Tidal Investments LLC (since 2023); Chief Executive Officer, Tidal ETF Services LLC (since 2018).	444	Independent Director, Muzinich Direct Lending Income Fund, Inc. (since 2023); Independent Director, Muzinich BDC, Inc. (since 2019); Trustee, Professionally Managed Portfolios (27 series) (since 2011); Trustee and Chairman of Tidal Trust I (since 2018); Trustee and Chairman of Tidal Trust III (since 2025); Trustee and Chairman of Tidal Trust IV (since 2025); Trustee and Chairman of Tidal Trust V (since 2025).

(1)	The Trustees have designated a mandatory retirement age of 78, such that each Trustee, serving as such on the date he or she reaches the age of 78, shall submit his or her resignation not later than the last day of the calendar year in which his or her 78th birthday occurs.
(2)	The group of Funds sponsored by Tidal and managed by the Adviser or its affiliates, including Tidal Trust I, Tidal Trust II, Tidal Trust III, Tidal Trust IV, and Tidal Trust V.
(3)	All Independent Trustees of the Trust are not “interested persons” of the Trust as defined under the 1940 Act (the “Independent Trustees”).
(4)	Mr. Falkeis is considered an “interested person” of the Trust due to his positions as Principal Executive Officer and Chairman of the Trust, and Chief Executive Officer of Tidal ETF Services LLC, a Tidal Financial Group company and an affiliate of the Adviser.

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Individual Trustee Qualifications.

The Board believes that each of the Trustees has the qualifications, experience, attributes and skills (“Trustee Attributes”) appropriate to their service as Trustees of the Trust in light of the Trust’s business and structure. Each of the Trustees has substantial business and professional backgrounds that indicate they have the ability to critically review, evaluate and access information provided to them. Certain of these business and professional experiences are set forth in detail in the table above. The Board annually conducts a ‘self-assessment’ wherein the effectiveness of the Board and individual Trustees is reviewed.

In addition to the information provided in the table above, below is certain additional information concerning each particular Trustee and certain of their Trustee Attributes. The information provided below, and in the table above, is not all-inclusive. Many Trustee Attributes involve intangible elements, such as intelligence, integrity, work ethic, the ability to work together, the ability to communicate effectively, the ability to exercise judgment, the ability to ask incisive questions, and commitment to shareholder interests. In conducting its annual self-assessment, the Board has determined that the Trustees have the appropriate attributes and experience to serve effectively as Trustees of the Trust.

The Board has concluded that Mr. Marquina should serve as a Trustee because of his substantial business experience related to commercial real estate investment and business development through his current position as CEO and Founder at ARQ Consultants Inc., as well as through former positions. The Board believes Mr. Marquina’s experience, qualifications, attributes, or skills, on an individual basis and in combination with those of the other Trustees, leads to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

The Board has concluded that Ms. McDonough should serve as a Trustee because of her substantial financial services experience, including experience with operations, compliance, IT, service provider oversight and management. For over a decade, Ms. McDonough has served as COO of Trillium Asset Management and in that capacity oversees all non-investment functions for the firm. The Board believes Ms. McDonough’s experience, qualifications, attributes, or skills, on an individual basis and in combination with those of the other Trustees, leads to the conclusion that she possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

The Board has concluded that Mr. Norris should serve as a Trustee because of his substantial experience across a multitude of industries and operated businesses. Mr. Norris’ business operation experience consists of capital raising, business development, investor relations, strategic planning, treasury management, deal execution, restructuring oversight of back-office functions. Mr. Norris serves as the Trust’s Audit Committee Financial Expert. The Board believes Mr. Norris’ experience, qualifications, attributes, or skills, on an individual basis and in combination with those of the other Trustees, leads to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

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The Board has concluded that Mr. Falkeis should serve as a Trustee because of his substantial investment company experience and his experience with financial, accounting, investment, and regulatory matters through his former position as Senior Vice President and Chief Financial Officer (and other positions) of U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Global Fund Services”), a full service provider to ETFs, mutual funds, and alternative investment products, from 1997 to 2013, as well as a Trustee and Chairman of the Tidal Trust I, from 2018 to present, Trustee and Chairman of Tidal Trust III, from 2025 to present, Trustee and Chairman of Tidal Trust IV from 2025 to present and Trustee and Chairman of Tidal Trust V from 2025 to present. In addition, he has experience consulting with investment advisors regarding the legal structure of mutual funds, distribution channel analysis, and actual distribution of those funds. Mr. Falkeis also has substantial managerial, operational, technological, and risk oversight related experience through his former position as Chief Operating Officer of the advisers to the Direxion mutual fund and ETF complex. The Board believes Mr. Falkeis’ experience, qualifications, attributes, or skills on an individual basis and in combination with those of the other Trustees leads to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

Board Committees. The Board has established the following standing committees of the Board:

Audit Committee. The Board has a standing Audit Committee that is composed of each of the Independent Trustees of the Trust and is chaired by an Independent Trustee. Mr. Norris is chair of the Audit Committee and he presides at the Audit Committee meetings, participates in formulating agendas for Audit Committee meetings, and coordinates with management to serve as a liaison between the Independent Trustees and management on matters within the scope of responsibilities of the Audit Committee as set forth in its Board-approved written charter. The chair of the Audit Committee may delegate certain tasks to a vice chair. Ms. McDonough currently serves as vice chair of the Audit Committee. The principal responsibilities of the Audit Committee include overseeing the Trust’s accounting and financial reporting policies and practices and its internal controls; overseeing the quality, objectivity and integrity of the Trust’s financial statements and the independent audits thereof; monitoring the independent auditor’s qualifications, independence, and performance; acting as a liaison between the Trust’s independent auditors and the full Board; pre-approving all auditing services to be performed for the Trust; reviewing the compensation and overseeing the work of the independent auditor (including resolution of disagreements between management and the independent auditor regarding financial reporting) for the purpose of preparing or issuing an audit report or related work; pre-approving all permitted non-audit services (including the fees and terms thereof) to be performed for the Trust; pre-approving all permitted non-audit services to be performed for any investment adviser or sub-adviser to the Trust by any of the Trust’s independent auditors if the engagement relates directly to the operations and financial reporting of the Trust; meeting with the Trust’s independent auditors as necessary to (1) review the arrangement for and scope of the annual audits and any special audits, (2) discuss any matters of concern relating to each Fund’s financial statements, (3) consider the independent auditors’ comments with respect to the Trust’s financial policies, procedures and internal accounting controls and Trust management’s responses thereto, and (4) review the form of opinion the independent auditors propose to render to the Board and each Fund’s shareholders; discussing with management and the independent auditor significant financial reporting issues and judgments made in connection with the preparation of each Fund’s financial statements; and reviewing and discussing reports from the independent auditors on (1) all critical accounting policies and practices to be used, (2) all alternative treatments within generally accepted accounting principles for policies and practices related to material items that have been discussed with management, (3) other material written communications between the independent auditor and management, including any management letter, schedule of unadjusted differences, or management representation letter, and (4) all non-audit services provided to any entity in the Trust that were not pre-approved by the Committee; and reviewing disclosures made to the Committee by the Trust’s principal executive officer and principal accounting officer during their certification process for each Fund’s Form N-CSR. For the fiscal period ending August 31, 2025, the Audit Committee met four times  with respect to the Fund

The Audit Committee also serves as the Qualified Legal Compliance Committee (“QLCC”) for the Trust for the purpose of compliance with Rules 205.2(k) and 205.3(c) of the Code of Federal Regulations, regarding alternative reporting procedures for attorneys retained or employed by an issuer who appear and practice before the SEC on behalf of the issuer (the “issuer attorneys”). An issuer attorney who becomes aware of evidence of a material violation by the Trust, or by any officer, director, employee, or agent of the Trust, may report evidence of such material violation to the QLCC as an alternative to the reporting requirements of Rule 205.3(b) (which requires reporting to the chief legal officer and potentially escalating further to other entities). For the fiscal period ending August 31, 2025, the QLCC did not meet with respect to the Trust.

Nominating and Governance Committee. The Board has a standing Nominating and Governance Committee that is composed of each of the Independent Trustees of the Trust. The Nominating and Governance Committee operates under a written charter approved by the Board. The Nominating and Governance Committee is responsible for seeking and reviewing candidates for consideration as nominees for Trustees as is considered necessary from time to time and meets only as necessary. The Nominating and Governance Committee generally will not consider nominees recommended by shareholders. The Nominating and Governance Committee is also responsible for, among other things, reviewing and making recommendations regarding Independent Trustee compensation and the Trustees’ annual “self-assessment.” Ms. McDonough is the chair of the Nominating and Governance Committee. The Nominating and Governance Committee meets periodically, as necessary, but at least annually.

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Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o Tidal Trust II, 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204, unless otherwise indicated. Additional information about the Trust’s officers is as follows:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Eric W. Falkeis(1) Born: 1973	Principal Executive Officer, Interested Trustee, Chairman	Principal Executive Officer since 2022, Indefinite term; Interested Trustee, Chairman, since 2022, Indefinite term	Chief Operating Officer, Tidal Investments LLC (since 2023); Chief Executive Officer, Tidal ETF Services LLC (since 2018).
William H. Woolverton, Esq. Born: 1951	Chief Compliance Officer and AML Compliance Officer	AML Compliance Officer since 2023, Indefinite term; Chief Compliance Officer, Indefinite term; since 2022	Chief Compliance Officer (since 2023), Tidal Investments LLC; Chief Compliance Officer, Tidal ETF Services LLC (since 2022); Operating Partner, Altamont Capital Partners (private equity firm) (since 2021); Director, Hadron Specialty Insurance Company (since 2023); Compliance Advisor (2022 to 2023), Tidal Investments LLC; Senior Compliance Advisor, ACA Global (2020 to 2022).
Ally L. Mueller Born: 1979	President	Indefinite term; since 2025	SVP of Launches & Client Success Management (since 2025), VP of Launches & Client Success Management (2024 to 2025), Head of ETF Launches and Client Success (2023 to 2024), Head of ETF Launches and Finance Director (2019 to 2023), Tidal ETF Services LLC.
Aaron J. Perkovich Born: 1973	Treasurer, Principal Financial Officer, and Principal Accounting Officer	Indefinite term; since 2023	SVP of Fund Administration (since 2024), Head of Fund Administration (2023 to 2024), Fund Administration Manager (2022 to 2023), Tidal ETF Services LLC; Assistant Director Investments, Mason Street Advisors, LLC (2021 to 2022); Vice President, U.S. Bancorp Fund Services, LLC (2006 to 2021).
Lissa M. Richter Born: 1979	Vice President	Indefinite term; since 2025	VP of Fund Governance and Compliance (since 2024), ETF Regulatory Manager, Tidal ETF Services LLC (2021 to 2024); Senior Paralegal, Rafferty Asset Management, LLC (2013 to 2020); Senior Paralegal, Officer, U.S Bancorp Fund Services LLC, (2005 to 2013).
Kelly J. Lavari Born: 1967	Secretary	Indefinite term; since 2025	VP of Fund Governance and Compliance (since 2024), Fund Governance Specialist (2023 to 2024), Compliance Manager – Global Credit Finance, State Street Bank & Trust (2016 to 2023).
Peter Chappy Born: 1975	Assistant Treasurer	Indefinite term; since 2023	AVP of Fund Administration (since 2024), Fund Administration Manager, Tidal ETF Services LLC (2023 to 2024); Product Owner, Allvue Systems (2022 to 2023); Senior Business Consultant, Refinitiv (2015 to 2022); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2008 to 2015).
Melissa Breitzman Born: 1983	Assistant Treasurer	Indefinite term; since 2023	VP of Database Management (since 2024), Fund Administration Manager, Tidal ETF Services LLC (2023 to 2024); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2005 to 2023).

(1)	Mr. Falkeis is considered an interested person of the Trust due to his positions as Principal Executive Officer and Chairman of the Trust, and Chief Executive Officer of Tidal ETF Services LLC, a Tidal Financial Group company and an affiliate of the Adviser.

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Trustee Ownership of Shares. Each Fund is required to show the dollar amount ranges of each Trustee’s “beneficial ownership” of Shares and each other series of the Trust as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended (the “1934 Act”).

As of the date of this SAI, the Defiance R2000 Income Target ETF had not yet commenced operations and no Shares were outstanding.

As of December 31, 2024, Mr. Marquina beneficially owned shares of certain series of the Trust as follows, and no other Trustee owned shares of any series of the Trust:

Trustee	Dollar Range of Shares Owned in the Fund	Aggregate Dollar Range of Shares of Series of the Trust
Javier Marquina	None	Over $100,000

As of December 31, 2024, neither the Independent Trustees nor members of their immediate family, owned securities beneficially or of record in the Adviser, the Distributor (as defined below), or an affiliate of the Adviser or Distributor. Accordingly, neither the Independent Trustees nor members of their immediate family, have direct or indirect interest, the value of which exceeds $120,000, in the Adviser, the Distributor or any of their affiliates. In addition, during the two most recently completed calendar years, neither the Independent Trustees nor members of their immediate families have conducted any transactions (or series of transactions) in which the amount involved exceeds $120,000 and to which the Adviser, the Distributor or any affiliate thereof was a party.

Board Compensation.

Effective July 1, 2025, the Independent Trustees each receive a quarterly retainer of $25,000 plus $8,000 for each regular meeting attended and $3,000 for each special meeting attended. The Independent Trustees also receive reimbursement for travel and other out-of-pocket expenses incurred in connection with serving as a Trustee. In addition, the Lead Independent Trustee receives an annual retainer of $60,000, the Audit Committee Chair receives an annual retainer of $60,000 and the Audit Committee Vice-Chair receives an annual retainer of $20,000. The Trust has no pension or retirement plan.

From January 1, 2025 through June 30, 2025, the Independent Trustees each received a quarterly retainer of $25,000 plus $5,000 for each meeting attended. The Independent Trustees also received reimbursement for travel and other out-of-pocket expenses incurred in connection with serving as a Trustee. In addition, the Lead Independent Trustee received an annual retainer of $35,000 and the Audit Committee Chair received an annual retainer of $30,000.

Prior to January 1, 2025, the Independent Trustees each received $25,000 for each regular quarterly meeting attended and $2,500 for each special meeting attended, as well as reimbursement for travel and other out-of-pocket expenses incurred in connection with serving as a Trustee. In addition, the Lead Independent Trustee received an annual retainer of $25,000 and the Audit Committee Chair received an annual retainer of $20,000.

The following table shows the compensation earned by each Trustee for the Funds’ fiscal year ending August 31, 2025. Independent Trustee fees are an obligation of the Trust and are paid by the Adviser, as are other Trust expenses. The Trust pays the Adviser a unitary fee which the Adviser uses to pay Trust expenses. Trustee compensation shown below does not include reimbursed out-of-pocket expenses in connection with attendance at meetings.

Name	Aggregate Compensation From the Funds	Total Compensation From Fund Complex Paid to Trustees
Interested Trustees
Eric W. Falkeis	$0	$0
Independent Trustees
Javier Marquina	$0	$146,500
Michelle McDonough	$0	$198,250
David Norris	$0	$181,500

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PRINCIPAL SHAREHOLDERS, CONTROL PERSONS AND MANAGEMENT OWNERSHIP

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding Shares. A control person is a shareholder that owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. Shareholders owning voting securities in excess of 25% may determine the outcome of any matter affecting and voted on by shareholders of the Funds.

As  of November 26, 2025, to the best of the Trust’s knowledge, the following shareholders were considered to be principal shareholders of the Fund:

Defiance Nasdaq 100 Income Target ETF

Name and Address	% of Ownership	Type of Ownership
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105-1905	31.90%	Record
National Financial Services LLC 245 Summer Street Boston, MA 02210	22.22%	Record
Morgan Stanley Smith Barney LLC For the Exclusive Benefit of Customers 1 New York Plz, Fl 12 New York, NY 10004-1932	9.78%	Record

Defiance S&P 500 Income Target ETF

Name and Address	% of Ownership	Type of Ownership
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105-1905	37.76	Record
National Financial Services LLC 245 Summer Street Boston, MA 02210	24.12	Record
Morgan Stanley Smith Barney LLC For the Exclusive Benefit of Customers 1 New York Plz, Fl 12 New York, NY 10004-1932	10.23	Record
Robinhood Securities, Inc. 500 Colonial Center Parkway, Suite 100, Lake Mary, FL 32746	5.30%	Record

Defiance R2000 Income Target ETF had not commenced operations as of the date of this SAI.

As of November 26, 2025, to the best of the Trust’s knowledge, no person was a control person of a Fund and the Trustees and officers of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of the Fund.

 22

CODES OF ETHICS

The Trust and the Adviser have each adopted codes of ethics pursuant to Rule 17j-1 of the 1940 Act. These codes of ethics are designed to prevent affiliated persons of the Trust and the Adviser from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by a Fund (which may also be held by persons subject to the codes of ethics). Each code of ethics permits personnel subject to that code of ethics to invest in securities for their personal investment accounts, subject to certain limitations, including limitations related to securities that may be purchased or held by the Funds. The Distributor (as defined below) relies on the principal underwriters exception under Rule 17j-1(c)(3), specifically where the Distributor is not affiliated with the Trust or the Adviser and no officer, director, or general partner of the Distributor serves as an officer, director, or general partner of the Trust or the Adviser.

There can be no assurance that the codes of ethics will be effective in preventing such activities. Each code of ethics may be found on the SEC’s website at http://www.sec.gov.

PROXY VOTING POLICIES

Each Fund has delegated proxy voting responsibilities to the Adviser, subject to the Board’s oversight. In delegating proxy responsibilities, the Board has directed that proxies be voted consistent with each Fund’s and its shareholders’ best interests and in compliance with all applicable proxy voting rules and regulations. The Adviser has adopted proxy voting policies and guidelines for this purpose (“Proxy Voting Policies”), which have been adopted by the Trust as the policies and procedures that will be used when voting proxies on behalf of the Funds.

In the absence of a conflict of interest, the Adviser will generally vote “for” routine proposals, such as the election of directors, approval of auditors, and amendments or revisions to corporate documents to eliminate outdated or unnecessary provisions. Unusual or disputed proposals will be reviewed and voted on a case-by-case basis. The Proxy Voting Policies address, among other things, material conflicts of interest that may arise between the interests of each Fund and the interests of the Adviser. The Proxy Voting Policies will ensure that all issues brought to shareholders are analyzed in light of the Adviser’s fiduciary responsibilities.

The Trust’s Chief Compliance Officer is responsible for monitoring the effectiveness of the Proxy Voting Policies.

Information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling (833) 333-9383, (2) on the Fund’s website at www.defianceetfs.com, and (3) on the SEC’s website at www.sec.gov.

INVESTMENT ADVISER

Tidal Investments LLC (“Tidal” or the “Adviser”), a Tidal Financial Group company, located at 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204, serves as investment adviser to each Fund and has overall responsibility for the general management and administration of each Fund.

Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), the Adviser provides investment advice to each Fund and oversees the day-to-day operations of each Fund, subject to the direction and control of the Board. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other related services necessary for the Funds to operate. The Adviser administers each Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping, and administrative services. Under the Advisory Agreement, in exchange for a single unitary management fee from each Fund, the Adviser has agreed to pay all expenses incurred by such Fund except for the Excluded Expenses, as defined in the Prospectus. For services provided to the Funds, each Fund pays the Adviser a unitary management fee, which is calculated daily and paid monthly, at an annual rate based of 0.85% on the Fund’s average daily net assets.

The Advisory Agreement with respect to the Funds will continue in force for an initial period of two years. Thereafter, the Advisory Agreement will be renewable from year to year with respect to each Fund, so long as its continuance is approved at least annually (1) by the vote, cast in person (or in another manner permitted by the 1940 Act or pursuant to exemptive relief therefrom) at a meeting called for that purpose, of a majority of those Trustees who are not “interested persons” of the Adviser or the Trust; and (2) by the majority vote of either the full Board or the vote of a majority of the outstanding Shares. The Advisory Agreement automatically terminates on assignment and is terminable on a 60-day written notice either by the Trust or the Adviser.

The Adviser shall not be liable to the Trust or any shareholder for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its agreement with the Trust or for any losses that may be sustained in the purchase, holding, or sale of any security.

The Defiance R2000 Income Target ETF had not commenced operations as of the date of this SAI.

The tables below show management fees paid by the Funds to the Adviser for the fiscal periods/years indicated.

Defiance Nasdaq 100 Income Target ETF	Management Fee
Fiscal year ended August 31, 2025	$168,796
June 20, 2024 (commencement of operations) to August 31, 2024	$13,708

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Defiance S&P 500 Income Target ETF	Management Fee
Fiscal year ended August 31, 2025	$782,212
March 4, 2024 (commencement of operations) to August 31, 2024	$101,500

Former Investment Sub-Adviser

ZEGA Financial, LLC, located at 3801 PGA Boulevard, Suite 600, Palm Beach Gardens, FL 33410 ( “Sub-Adviser”), previously served as investment sub-adviser to the Funds. Effective January 1, 2025, the Sub-Adviser ceased serving as investment sub-adviser to the Funds.

The tables below show fees paid by the Adviser to the Sub-Adviser with respect to the Funds for the fiscal periods/years indicated.

Defiance Nasdaq 100 Income Target ETF	Sub-Adviser Fee
Fiscal year ended August 31, 2025	$42,033
June 20, 2024 (commencement of operations) to August 31, 2024	$6,787

Defiance S&P 500 Income Target ETF	Sub-Adviser Fee
Fiscal year ended August 31, 2025	$73,138
March 4, 2024 (commencement of operations) to August 31, 2024	$20,874

PORTFOLIO MANAGERS

Each Fund is managed by Jay Pestrichelli, Matt Brandt, and Scott Synder, each a Portfolio Manager for the Adviser.

Other Accounts. In addition to the Funds, the portfolio managers managed the following other accounts as of August 31, 2025.

Jay Pestrichelli, Portfolio Manager for the Adviser

Type of Accounts	Total Number of Accounts	Total Assets of Accounts (in millions)	Total Number of Accounts Subject to a Performance- Based Fee	Total Assets of Accounts Subject to a Performance- Based Fee (in millions)
Registered Investment Companies	72	$19,562	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Matt Brandt, Portfolio Manager for the Adviser

Type of Accounts	Total Number of Accounts	Total Assets of Accounts (in millions)	Total Number of Accounts Subject to a Performance- Based Fee	Total Assets of Accounts Subject to a Performance- Based Fee (in millions)
Registered Investment Companies	1	$29	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Scott Synder, Portfolio Manager for the Adviser

Type of Accounts	Total Number of Accounts	Total Assets of Accounts (in millions)	Total Number of Accounts Subject to a Performance- Based Fee	Total Assets of Accounts Subject to a Performance- Based Fee (in millions)
Registered Investment Companies	8	$71	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

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Portfolio Manager Fund Ownership. The Funds are required to show the dollar range of each portfolio manager’s “beneficial ownership” of Shares as of the end of the most recently completed fiscal year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. As of August 31, 2025, Defiance Nasdaq 100 Income Target ETF and Defiance S&P 500 Income Target ETF had commenced operations. As August 31, 2025, no Shares of these Funds were owned by the portfolio managers.

Portfolio Manager Compensation.

Each portfolio manager is compensated by the Adviser with a base salary and discretionary bonus based on the financial performance and profitability of the Adviser and not based on the performance of the Fund. To the extent a portfolio manager is an equity owner of the Adviser, such portfolio manager may benefit indirectly from the revenue generated by the Fund’s Advisory Agreement with the Adviser.

Description of Material Conflicts of Interest. The portfolio managers’ management of “other accounts” may give rise to potential conflicts of interest in connection with their management of the Funds’ investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have similar investment objectives or strategies as the Funds. A potential conflict of interest may arise as a result, whereby a portfolio manager could favor one account over another. Another potential conflict could include a portfolio manager’s knowledge about the size, timing, and possible market impact of trades by a Fund, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Fund. For instance, the portfolio managers may receive fees from certain accounts that are higher than the fees received from the Funds, or receive a performance-based fee on certain accounts. In those instances, a portfolio manager has an incentive to favor the higher and/or performance-based fee accounts over the Funds. To mitigate these conflicts, the Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts the firm manages are fairly and equitably allocated.

THE DISTRIBUTOR

The Trust and Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group (dba ACA Group) (the “Distributor”) are parties to a distribution agreement (“Distribution Agreement”), whereby the Distributor acts as principal underwriter for the Funds and distributes Shares on a best efforts basis. Shares are continuously offered for sale by the Distributor only in Creation Units. The Distributor will not distribute Shares in amounts less than a Creation Unit and does not maintain a secondary market in Shares. The principal business address of the Distributor is 190 Middle Street, Suite 301, Portland, Maine 04101.

Under the Distribution Agreement, the Distributor, as agent for the Trust, will review orders for the purchase and redemption of Creation Units, provided that any subscriptions and orders will not be binding on the Trust until accepted by the Trust. The Distributor is a broker-dealer registered under the 1934 Act and a member of FINRA.

The Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Units of Shares. Such Soliciting Dealers may also be Authorized Participants (as discussed in “Procedures for Purchase of Creation Units” below) or DTC participants (as defined below).

The Distribution Agreement will continue for two years from its effective date and is renewable annually thereafter. The continuance of the Distribution Agreement must be specifically approved at least annually (1) by the vote of the Trustees or by a vote of the shareholders of each Fund and (2) by the vote of a majority of the Independent Trustees who have no direct or indirect financial interest in the operations of the Distribution Agreement or any related agreement, cast in person (or in another manner permitted by the 1940 Act or pursuant to exemptive relief therefrom) at a meeting called for the purpose of voting on such approval. The Distribution Agreement is terminable without penalty by the Trust on 60 days’ written notice when authorized either by majority vote of its outstanding voting Shares or by a vote of a majority of its Board (including a majority of the Independent Trustees), or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its assignment. The Distribution Agreement provides that, in the absence of willful misfeasance, bad faith, or gross negligence on the part of the Distributor, or reckless disregard by it of its obligations thereunder, the Distributor shall not be liable for any action or failure to act in accordance with its duties thereunder.

For the period ending August 31, 2025, the Funds did not incur any underwriting commissions and the Distributor did not retain any amounts.

Intermediary Compensation. The Adviser or its affiliates, out of their own resources and not out of Fund assets (i.e., without additional cost to each Fund or its shareholders), may pay certain broker dealers, banks and other financial intermediaries (“Intermediaries”) for certain activities related to the Funds, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Funds, or for other activities, such as marketing and educational training or support. These arrangements are not financed by the Funds and, thus, do not result in increased Fund expenses. They are not reflected in the fees and expenses listed in the fees and expenses sections of the Funds’ Prospectus and they do not change the price paid by investors for the purchase of Shares or the amount received by a shareholder as proceeds from the redemption of Shares.

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Such compensation may be paid to Intermediaries that provide services to the Funds, including marketing and education support (such as through conferences, webinars and printed communications). The Adviser will periodically assess the advisability of continuing to make these payments. Payments to an Intermediary may be significant to the Intermediary, and amounts that Intermediaries pay to your adviser, broker or other investment professional, if any, may also be significant to such adviser, broker or investment professional. Because an Intermediary may make decisions about what investment options it will make available or recommend, and what services to provide in connection with various products, based on payments it receives or is eligible to receive, such payments create conflicts of interest between the Intermediary and its clients. For example, these financial incentives may cause the Intermediary to recommend a Fund over other investments. The same conflict of interest exists with respect to your financial adviser, broker or investment professional if they receive similar payments from their Intermediary firm.

Intermediary information is current only as of the date of this SAI. Please contact your adviser, broker or other investment professional for more information regarding any payments his or her Intermediary firm may receive. Any payments made by the Adviser or its affiliates to an Intermediary may create the incentive for an Intermediary to encourage customers to buy Shares.

If you have any additional questions, please call (833) 333-9383.

Distribution (Rule 12b-1) Plan. The Trust has adopted a Distribution (Rule 12b-1) Plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. No payments pursuant to the Plan are expected to be made during the twelve (12) month period from the date of this SAI. Rule 12b-1 fees to be paid by a Fund under the Plan may only be imposed after approval by the Board.

Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and have no direct or indirect financial interest in the Plan or in any agreements related to the Plan (“Disinterested Trustees”). None of the Disinterested Trustees have a direct or indirect financial interest in the Plan or any agreements related to the Plan. The Plan may be continued from year-to-year only if the Board, including a majority of the Disinterested Trustees, concludes at least annually that continuation of the Plan is likely to benefit shareholders. The Board has determined that the Plan is likely to benefit the Funds by providing an incentive for brokers, dealers, and other financial intermediaries to engage in sales and marketing efforts on behalf of the Funds and to provide enhanced services to shareholders. The Board also determined that the Plan may enhance the Funds’ ability to sell shares and access important distribution channels.

The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding Shares. All material amendments of the Plan will require approval by a majority of the Trustees of the Trust and of the Disinterested Trustees.

The Plan provides that each Fund pays the Distributor an annual fee of up to a maximum of 0.25% of the average daily net assets of the Shares. Under the Plan, the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations, and insurance companies including, without limit, investment counselors, broker-dealers, and the Distributor’s affiliates and subsidiaries (collectively, “Agents”) as compensation for services and reimbursement of expenses incurred in connection with distribution assistance. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution expenses incurred by the Distributor or the amount of payments made to other financial institutions and intermediaries. The Trust intends to operate the Plan in accordance with its terms and with FINRA rules concerning sales charges.

Under the Plan, subject to the limitations of applicable law and regulations, each Fund is authorized to compensate the Distributor up to the maximum amount to finance any activity primarily intended to result in the sale of Creation Units of the Fund or for providing, or arranging for others to provide, shareholder services and for the maintenance of shareholder accounts. Such activities may include, but are not limited to: (1) delivering copies of a Fund’s then current reports, prospectuses, notices, and similar materials, to prospective purchasers of Creation Units; (2) marketing and promotional services, including advertising; (3) paying the costs of and compensating others, including Authorized Participants with whom the Distributor has entered into written Authorized Participant Agreements, for performing shareholder servicing on behalf of the Fund; (4) compensating certain Authorized Participants for providing assistance in distributing the Creation Units of the Fund, including the travel and communication expenses and salaries and/or commissions of sales personnel in connection with the distribution of the Creation Units of the Fund; (5) payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies, and investment counselors, broker-dealers, mutual fund supermarkets, and the affiliates and subsidiaries of the Trust’s service providers as compensation for services or reimbursement of expenses incurred in connection with distribution assistance; (6) facilitating communications with beneficial owners of Shares, including the cost of providing, or paying others to provide, services to beneficial owners of Shares, including, but not limited to, assistance in answering inquiries related to Shareholder accounts; and (7) such other services and obligations as are set forth in the Distribution Agreement.

ADMINISTRATOR

Tidal ETF Services LLC (the “Administrator”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Funds’ administrator. The Administrator is located at 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204. Pursuant to a Fund Administration Servicing Agreement between the Trust and the Administrator, the Administrator provides the Trust with, or arranges for, administrative, compliance, and management services (other than investment advisory services) to be provided to the Trust and the Board. Pursuant to the Fund Administration Servicing Agreement, officers or employees of the Administrator serve as the Trust’s principal executive officer, principal financial officer, and chief compliance officer, the Administrator coordinates the payment of Fund-related expenses, and the Administrator manages the Trust’s relationships with its various service providers. As compensation for the services it provides, the Administrator receives a fee based on each Fund’s average daily net assets, subject to a minimum annual fee. The Administrator also is entitled to certain out-of-pocket expenses for the services mentioned above.

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The Defiance R2000 Income Target ETF had not commenced operations and therefore, the Administrator has not received any fees for administrative services for the Fund as of the date of this SAI.

The tables below show fees paid for administrative services by the Adviser to the Administrator with respect to the Funds for the fiscal periods/years indicated.

Defiance Nasdaq 100 Income Target ETF	Fees Paid to the Administrator
Fiscal year ended August 31, 2025	$50,000
June 20, 2024 (commencement of operations) to August 31, 2024	$9,426

Defiance S&P 500 Income Target ETF	Fees Paid to the Administrator
Fiscal year ended August 31, 2025	$55,059
March 4, 2024 (commencement of operations) to August 31, 2024	$24,590

SUB-ADMINISTRATOR AND TRANSFER AGENT

Global Fund Services, LLC, located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as the Funds’ sub-administrator and transfer agent.

Pursuant to a Fund Sub-Administration Servicing Agreement and a Fund Accounting Servicing Agreement between the Trust and Global Fund Services, Global Fund Services provides the Trust with administrative and management services (other than investment advisory services) and accounting services, including portfolio accounting services, tax accounting services and furnishing financial reports. In this capacity, Global Fund Services does not have any responsibility or authority for the management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of Shares. As compensation for the administration, accounting and management services, the Adviser pays Global Fund Services a fee based on each Fund’s average daily net assets, subject to a minimum annual fee. Global Fund Services also is entitled to certain out-of-pocket expenses for the services mentioned above, including pricing expenses.

The Defiance R2000 Income Target ETF had not commenced operations and therefore, Global Fund Services has not received any fees for administrative services to the Fund as of the date of this SAI.

The tables below show fees for sub-administrative services paid by the Adviser to Global Fund Services with respect to the Funds for the fiscal periods/years indicated.

Defiance Nasdaq 100 Income Target ETF	Fees Paid to the Sub-Administrator
Fiscal year ended August 31, 2025	$27,500
June 20, 2024 (commencement of operations) to August 31, 2024	$5,184

Defiance S&P 500 Income Target ETF	Fees Paid to the Sub-Administrator
Fiscal year ended August 31, 2025	$35,684
March 4, 2024 (commencement of operations) to August 31, 2024	$13,525

CUSTODIAN

Pursuant to a Custody Agreement, U.S. Bank National Association (“U.S. Bank”), 1555 North Rivercenter Drive, Milwaukee, Wisconsin 53212, serves as the custodian (the “Custodian”) of each Fund’s assets. U.S. Bank is the parent company of Global Fund Services. The Custodian holds and administers the assets in the Funds’ portfolios. Pursuant to the Custody Agreement, the Custodian receives an annual fee from the Adviser based on the Trust’s total average daily net assets, subject to a minimum annual fee, and certain settlement charges. The Custodian also is entitled to certain out-of-pocket expenses.

LEGAL COUNSEL

Sullivan & Worcester LLP, 1251 Avenue of the Americas, 19th Floor, New York, NY 10020, serves as legal counsel for the Trust and the Independent Trustees.

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INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd., 1835 Market Street, Suite 310, Philadelphia, PA 19103, serves as the independent registered public accounting firm for the Funds. Its services include auditing the Funds’ financial statements. Cohen & Co Advisory, LLC, an affiliate of Cohen & Company, Ltd., provides tax services as requested.

PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES

The Board has adopted a policy regarding the disclosure of information about each Fund’s security holdings. Each Fund’s entire portfolio holdings are publicly disseminated each day the Funds are open for business and through financial reporting and news services including publicly available internet web sites. In addition, the composition of the Deposit Securities is publicly disseminated daily prior to the opening of the Exchange via the National Securities Clearing Corporation (“NSCC”).

DESCRIPTION OF SHARES

The Third Amended and Restated Agreement and Declaration of Trust (“Declaration of Trust”) authorizes the issuance of an unlimited number of funds and shares. Each share represents an equal proportionate interest in such Fund with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of such Fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees may create additional series or classes of shares. All consideration received by the Trust for shares of any additional funds and all assets in which such consideration is invested would belong to that fund and would be subject to the liabilities related thereto. Share certificates representing Shares will not be issued. Shares, when issued, are fully paid and non-assessable.

Each Share has one vote with respect to matters upon which a shareholder vote is required, consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all funds in the Trust vote together as a single class, except that if the matter being voted on affects only a particular fund it will be voted on only by that fund and if a matter affects a particular fund differently from other funds, that fund will vote separately on such matter. As a Delaware statutory trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Approval of shareholders will be sought, however, for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. The Trust will call for a meeting of shareholders to consider the removal of one or more Trustees and other certain matters upon the written request of shareholders holding at least a majority of the outstanding shares of the Trust entitled to vote at such meeting. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

Under the Declaration of Trust, the Trustees have the power to liquidate each Fund without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so if a Fund fails to reach a viable size within a reasonable amount of time or for such other reasons as may be determined by the Board.

LIMITATION OF TRUSTEES’ LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee, and shall not be liable for errors of judgment or mistakes of fact or law. The Declaration of Trust also provides that the Trust shall indemnify each person who is, or has been, a Trustee or officer of the Trust, and upon the due approval of the Trustees, each person who is, or has been an employee or agent of the Trust, and, upon due approval of the Trustees, any person who is serving or has served at the Trust’s request as a director, officer, partner, trustee, employee, agent, or fiduciary of another organization with respect to any alleged acts or omissions while acting within the scope of a Trustee’s service in such a position. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for a Trustee’s willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee. Nothing contained in this section attempts to disclaim a Trustee’s individual liability in any manner inconsistent with the federal securities laws.

BROKERAGE TRANSACTIONS

The policy of the Trust regarding purchases and sales of securities for a Fund is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust’s policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Trust believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude a Fund and the Adviser from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Adviser will rely upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases, an exact dollar value for those services is not ascertainable. The Trust has adopted policies and procedures that prohibit the consideration of sales of Shares as a factor in the selection of a broker or dealer to execute its portfolio transactions.

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The Adviser owes a fiduciary duty to its clients to seek to provide best execution on trades effected. In selecting a broker/dealer for each specific transaction, the Adviser chooses the broker/dealer deemed most capable of providing the services necessary to obtain the most favorable execution. “Best execution” is generally understood to mean the most favorable cost or net proceeds reasonably obtainable under the circumstances. The full range of brokerage services applicable to a particular transaction may be considered when making this judgment, which may include, but is not limited to liquidity, price, commission, timing, aggregated trades, capable floor brokers or traders, competent block trading coverage, ability to position, capital strength and stability, reliable and accurate communications and settlement processing, use of automation, knowledge of other buyers or sellers, arbitrage skills, administrative ability, underwriting, and provision of information on a particular security or market in which the transaction is to occur. The specific criteria will vary depending upon the nature of the transaction, the market in which it is executed, and the extent to which it is possible to select from among multiple broker/ dealers. The Adviser will also use electronic crossing networks (“ECNs”) when appropriate.

Subject to the foregoing policies, brokers or dealers selected to execute a Fund’s portfolio transactions may include such Fund’s Authorized Participants (as discussed in “Purchase and Redemption of Shares in Creation Units — Procedures for Purchase of Creation Units” below) or their affiliates. An Authorized Participant or its affiliates may be selected to execute a Fund’s portfolio transactions in conjunction with an all-cash Creation Unit order or an order including “cash-in-lieu” (as described below under “Purchase and Redemption of Shares in Creation Units”), so long as such selection is in keeping with the foregoing policies. As described below under “Purchase and Redemption of Shares in Creation Units — Creation Transaction Fee” and “ — Redemption Transaction Fee”, a Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of a Fund’s shareholders, even if the decision to not charge a variable fee could be viewed as benefiting the Authorized Participant or its affiliate selected to execute such Fund’s portfolio transactions in connection with such orders.

The Adviser may use a Fund’s assets for, or participate in, third-party soft dollar arrangements, in addition to receiving proprietary research from various full-service brokers, the cost of which is bundled with the cost of the broker’s execution services. The Adviser does not “pay up” for the value of any such proprietary research. Section 28(e) of the 1934 Act permits the Adviser, under certain circumstances, to cause a Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. The Adviser may receive a variety of research services and information on many topics, which it can use in connection with its management responsibilities with respect to the various accounts over which it exercises investment discretion or otherwise provides investment advice. The research services may include qualifying order management systems, portfolio attribution and monitoring services, and computer software and access charges which are directly related to investment research.

Accordingly, a Fund may pay a broker commission higher than the lowest available in recognition of the broker’s provision of such services to the Adviser, but only if the Adviser determines the total commission (including the soft dollar benefit) is comparable to the best commission rate that could be expected to be received from other brokers. The amount of soft dollar benefits received depends on the amount of brokerage transactions effected with the brokers. A conflict of interest exists because there is an incentive to (1) cause clients to pay a higher commission than the firm might otherwise be able to negotiate, (2) cause clients to engage in more securities transactions than would otherwise be optimal, and (3) only recommend brokers that provide soft dollar benefits.

The Adviser faces a potential conflict of interest when it uses client trades to obtain brokerage or research services. This conflict exists because the Adviser can use the brokerage or research services to manage client accounts without paying cash for such services, which reduces the Adviser’s expenses to the extent that the Adviser would have purchased such products had they not been provided by brokers. Section 28(e) permits the Adviser to use brokerage or research services for the benefit of any account it manages. Certain accounts managed by the Adviser may generate soft dollars used to purchase brokerage or research services that ultimately benefit other accounts managed by the Adviser, effectively cross subsidizing the other accounts managed by the Adviser that benefit directly from the product. The Adviser may not necessarily use all of the brokerage or research services in connection with managing a Fund whose trades generated the soft dollars used to purchase such products.

The Adviser is responsible, subject to oversight by the Board, for placing orders on behalf of each Fund for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities of a Fund and one or more other investment companies or clients supervised by the Adviser are considered at or about the same time, transactions in such securities are allocated among them in a manner deemed equitable and consistent with relevant fiduciary obligations. In some cases, this procedure could have a detrimental effect on the price or volume of the security so far as the Funds are concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Funds. The primary consideration is prompt execution of orders at the most favorable net price.

The Funds may deal with affiliates in principal transactions to the extent permitted by exemptive order or applicable rule or regulation.

The Defiance R2000 Income Target ETF had not commenced operations and therefore, the Fund did not pay any brokerage commissions as of the date of this SAI.

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The tables below show brokerage commissions paid by each operating Fund for the fiscal periods/years indicated.

Defiance Nasdaq 100 Income Target ETF	Brokerage Commissions
Fiscal year ended August 31, 2025	$3,263
June 20, 2024 (commencement of operations) to August 31, 2024	$1,021

Defiance S&P 500 Income Target ETF	Brokerage Commissions
Fiscal year ended August 31, 2025	$50,999(1)
March 4, 2024 (commencement of operations) to August 31, 2024	$10,032

(1)	The Fund’s brokerage commissions increased for the fiscal year ended August 31, 2025, compared to the fiscal period ended August 31, 2024. This was primarily because the Fund's 2024 fiscal period reflected a shortened time frame, beginning with the Fund’s inception on March 4, 2024, whereas the 2025 fiscal year covered a full twelve months.

Brokerage with Fund Affiliates. The Funds may execute brokerage or other agency transactions through registered broker-dealer affiliates of the Funds or the Adviser for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. These rules require that commissions paid to the affiliate by the Funds for exchange transactions not exceed “usual and customary” brokerage commissions. The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” The Trustees, including those who are not “interested persons” of the Funds, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

For the fiscal period ended August 31, 2025, the Funds did not pay any brokerage commissions to any registered broker-dealer affiliates of the Fund or the Adviser.

Directed Brokerage. For fiscal period ended August 31, 2025, the Funds did not pay any commissions on brokerage transactions directed to brokers pursuant to an agreement or understanding whereby the broker provides research or other brokerage services to the Adviser.

Securities of “Regular Broker-Dealers.” The Funds are required to identify any securities of its “regular brokers and dealers” (as such term is defined in the 1940 Act) that it may hold at the close of its most recent fiscal year. “Regular brokers or dealers” of the Funds are the ten brokers or dealers that, during the most recent fiscal year: (1) received the greatest dollar amounts of brokerage commissions from a Fund’s portfolio transactions; (2) engaged as principal in the largest dollar amounts of portfolio transactions of a Fund; or (3) sold the largest dollar amounts of Shares.

For fiscal period ended August 31, 2025, the Funds did not own equity securities of their regular broker-dealers or their parent companies.

PORTFOLIO TURNOVER RATE

A portfolio turnover rate is, in summary, the percentage computed by dividing the lesser of a Fund’s purchases or sales of securities (excluding short-term securities and securities transferred in-kind) by the average market value of such Fund. A rate of 100% indicates that the equivalent of all of a Fund’s assets have been sold and reinvested in a year. High portfolio turnover may affect the amount, timing and character of distributions, and, as a result, may increase the amount of taxes payable by shareholders. Higher portfolio turnover also results in higher transaction costs. To the extent that net short-term capital gains are realized by a Fund, any distributions resulting from such gains are considered ordinary income for federal income tax purposes.

The Defiance R2000 Income Target ETF had not commenced operations and do not have portfolio rates to report as of the date of this SAI.

The tables below show the portfolio turnover rate with respect to the Funds for the fiscal periods/years indicated.

Defiance Nasdaq 100 Income Target ETF	Portfolio Turnover
Fiscal year ended August 31, 2025	12%
June 20, 2024 (commencement of operations) to August 31, 2024	10%

Defiance S&P 500 Income Target ETF	Portfolio Turnover
Fiscal year ended August 31, 2025	31%
March 4, 2024 (commencement of operations) to August 31, 2024	85%

BOOK ENTRY ONLY SYSTEM

The Depository Trust Company (“DTC”) acts as securities depositary for Shares. Shares are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC. Except in limited circumstances set forth below, certificates will not be issued for Shares.

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DTC is a limited-purpose trust company that was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers, and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants, and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to in this SAI as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares. The Trust recognizes DTC or its nominee as the record owner of all Shares for all purposes. Beneficial Owners of Shares are not entitled to have Shares registered in their names, and will not receive or be entitled to physical delivery of Share certificates. Each Beneficial Owner must rely on the procedures of DTC and any DTC Participant and/or Indirect Participant through which such Beneficial Owner holds its interests, to exercise any rights of a holder of Shares.

Conveyance of all notices, statements, and other communications to Beneficial Owners is effected as follows. DTC will make available to the Trust upon request and for a fee a listing of Shares held by each DTC Participant. The Trust shall obtain from each such DTC Participant the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement, or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in the Funds as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in Shares, or for maintaining, supervising, or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may determine to discontinue providing its service with respect to a Fund at any time by giving reasonable notice to the Fund and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Fund shall act either to find a replacement for DTC to perform its functions at a comparable cost or, if such replacement is unavailable, to issue and deliver printed certificates representing ownership of Shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchange.

PURCHASE AND REDEMPTION OF SHARES IN CREATION UNITS

The Trust issues and redeems Shares only in Creation Units on a continuous basis through the Transfer Agent, without a sales load (but subject to transaction fees, if applicable), at their NAV per share next determined after receipt of an order, on any Business Day, in proper form pursuant to the terms of the Authorized Participant Agreement (“Participant Agreement”). The NAV of Shares is calculated each Business Day as of the scheduled close of regular trading on the NYSE, generally 4:00 p.m., Eastern Time. The Funds will not issue fractional Creation Units. A “Business Day” is any day on which the NYSE is open for regular trading.

Fund Deposit. The consideration for purchase of a Creation Unit of a Fund generally consists of either (i) the in-kind deposit of a designated portfolio of securities (the “Deposit Securities”) per each Creation Unit and the Cash Component (defined below), computed as described below, or (ii) the cash value of the Deposit Securities. Notwithstanding the foregoing, the Trust reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security. When accepting purchases of Creation Units for all or a portion of Deposit Cash, a Fund may incur additional costs associated with the acquisition of Deposit Securities that would otherwise be provided by an in-kind purchaser.

Together, the Deposit Securities or Deposit Cash, as applicable, and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of a Fund. The “Cash Component” is an amount equal to the difference between the NAV of Shares (per Creation Unit) and the value of the Deposit Securities or Deposit Cash, as applicable. If the Cash Component is a positive number (i.e., the NAV per Creation Unit exceeds the value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such positive amount. If the Cash Component is a negative number (i.e., the NAV per Creation Unit is less than the value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such negative amount and the creator will be entitled to receive cash in an amount equal to the Cash Component. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit and the value of the Deposit Securities or Deposit Cash, as applicable. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, if applicable, which shall be the sole responsibility of the Authorized Participant (as defined below).

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Each Fund, through NSCC, make available on each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time), the list of the names and the required number of Shares of each Deposit Security or the required amount of Deposit Cash, as applicable, to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for the Fund. Such Fund Deposit is subject to any applicable adjustments as described below, to effect purchases of Creation Units of the applicable Fund until such time as the next-announced composition of the Deposit Securities or the required amount of Deposit Cash, as applicable, is made available.

The identity and number of Shares of the Deposit Securities or the amount of Deposit Cash, as applicable, required for the Fund Deposit for a Fund may change from time to time.

Procedures for Purchase of Creation Units. To be eligible to place orders with the Transfer Agent to purchase a Creation Unit of a Fund, an entity must be (i) a “Participating Party” (i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”)), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see “Book Entry Only System”). In addition, each Participating Party or DTC Participant (each, an “Authorized Participant”) must execute a Participant Agreement with respect to purchases and redemptions of Creation Units. Each Authorized Participant will agree, pursuant to the terms of a Participant Agreement, on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that it will pay to the Trust, an amount of cash sufficient to pay the Cash Component together with the creation transaction fee (described below), if applicable, and any other applicable fees and taxes.

All orders to purchase Shares directly from a Fund must be placed for one or more Creation Units and in the manner and by the time set forth in the Participant Agreement and/or applicable order form. The order cut-off time for orders to purchase Creation Units is expected to be 3:00 p.m. Eastern time, which time may be modified by a Fund from time-to-time by amendment to the Participant Agreement and/or applicable order form. The date on which an order to purchase Creation Units (or an order to redeem Creation Units, as set forth below) is received and accepted is referred to as the “Order Placement Date.”

An Authorized Participant may require an investor to make certain representations or enter into agreements with respect to the order (e.g., to provide for payments of cash, when required). Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to purchase Shares directly from a Fund in Creation Units must be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.

On days when the Exchange closes earlier than normal, each Fund may require orders to create Creation Units to be placed earlier in the day. In addition, if a market or markets on which a Fund’s investments are primarily traded is closed, the Fund will also generally not accept orders on such day(s). Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Transfer Agent pursuant to procedures set forth in the Participant Agreement and in accordance with the applicable order form. On behalf of a Fund, the Transfer Agent will notify the Custodian of such order. The Custodian will then provide such information to the appropriate local sub-custodian(s). Those placing orders through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Transfer Agent by the cut-off time on such Business Day. Economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Transfer Agent or an Authorized Participant.

Fund Deposits must be delivered by an Authorized Participant through the Federal Reserve System (for cash) or through DTC (for corporate securities), through a subcustody agent (for foreign securities) and/or through such other arrangements allowed by the Trust or its agents. With respect to foreign Deposit Securities, the Custodian shall cause the subcustodian of a Fund to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, such Deposit Securities (or Deposit Cash for all or a part of such securities, as permitted or required), with any appropriate adjustments as advised by the Trust. Foreign Deposit Securities must be delivered to an account maintained at the applicable local subcustodian. A Fund Deposit transfer must be ordered by the Authorized Participant in a timely fashion to ensure the delivery of the requisite number of Deposit Securities or Deposit Cash, as applicable, to the account of the applicable Fund or its agents by no later than 3:00 p.m. Eastern Time for the Fund (or such other time as specified by the Trust) on the contractual settlement date. If the applicable Fund or its agents do not receive all of the Deposit Securities, or the required Deposit Cash in lieu thereof, by such time, then the order may be deemed rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. All questions as to the number of Deposit Securities or Deposit Cash to be delivered, as applicable, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities or cash, as applicable, will be determined by the Trust, whose determination shall be final and binding. The amount of cash represented by the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner to be received by the Custodian no later than the contractual settlement date. If the Cash Component and the Deposit Securities or Deposit Cash, as applicable, are not received by the Custodian in a timely manner by the contractual settlement date, the creation order may be cancelled. Upon written notice to the Transfer Agent, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current NAV of such Fund.

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The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to the applicable cut-off time and the federal funds in the appropriate amount are deposited by 3:00 p.m. Eastern Time for the applicable Fund, with the Custodian on the contractual settlement date. If the order is not placed in proper form as required, or federal funds in the appropriate amount are not received by 3:00 p.m. Eastern Time for the applicable Fund on the contractual settlement date, then the order may be deemed to be rejected and the Authorized Participant shall be liable to the applicable Fund for losses, if any, resulting therefrom. A creation request is in “proper form” if all procedures set forth in the Participant Agreement, order form and this SAI are properly followed.

Issuance of a Creation Unit. Except as provided in this SAI, Creation Units will not be issued until the transfer of good title to the Trust of the Deposit Securities or payment of Deposit Cash, as applicable, and the payment of the Cash Component have been completed. When the required Deposit Securities (or the cash value thereof) have been delivered to the account of the Custodian (or sub-custodian, as applicable), the Transfer Agent, the Adviser shall be notified of such delivery, and the Trust will issue and cause the delivery of the Creation Units. The typical settlement date for each transaction will be within one day of the transaction (commonly referred to as “T+1”), unless the Fund and Authorized Participant agree to a different timeline for settlement or the transaction is exempt from the requirements of Rule 15c6-1 under the 1934 Act. Due to the schedule of holidays in certain countries, however, the delivery of Shares may take longer than one Business Day following the day on which the purchase order is received. In such cases, the local market settlement procedures will not commence until the end of local holiday periods. The Authorized Participant shall be liable to the Funds for losses, if any, resulting from unsettled orders.

Creation Units may be purchased in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the Shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) an additional amount of cash equal to a percentage of the value as set forth in the Participant Agreement, of the undelivered Deposit Securities (the “Additional Cash Deposit”), which shall be maintained in a separate non-interest bearing collateral account. The Authorized Participant must deposit with the Custodian the Additional Cash Deposit, as applicable, by 3:00 p.m. Eastern Time for the applicable Fund (or such other time as specified by the Trust) on the contractual settlement date. If the applicable Fund or its agents do not receive the Additional Cash Deposit in the appropriate amount, by such time, then the order may be deemed rejected and the Authorized Participant shall be liable to the applicable Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to the applicable percentage, as set forth in the Participant Agreement, of the daily market value of the missing Deposit Securities. The Participant Agreement will permit the Trust to buy the missing Deposit Securities at any time. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the value of such Deposit Securities on the day the purchase order was deemed received by the Transfer Agent plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as described below under “Creation Transaction Fee,” may be charged. The delivery of Creation Units so created generally will occur no later than the contractual settlement date.

Acceptance of Orders of Creation Units. The Trust reserves the right to reject an order for Creation Units transmitted to it by the Transfer Agent with respect to a Fund including, without limitation, if (1) the order is not in proper form; (2) the Deposit Securities or Deposit Cash, as applicable, delivered by the Authorized Participant are not as disseminated through the facilities of the NSCC for that date by the Custodian; (3) the investor(s), upon obtaining Shares ordered, would own 80% or more of the currently outstanding Shares of the Fund; (4) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (5) the acceptance or receipt of the order for a Creation Unit would, in the opinion of counsel to the Trust, be unlawful; or (6) in the event that circumstances outside the control of the Trust, the Custodian, the Transfer Agent and/or the Adviser make it for all practical purposes not feasible to process orders for Creation Units.

Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Distributor, the Custodian, a sub-custodian, the Transfer Agent, DTC, NSCC, Federal Reserve System, or any other participant in the creation process, and other extraordinary events. The Transfer Agent shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person. The Trust, the Transfer Agent, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall either of them incur any liability for the failure to give any such notification. The Trust, the Transfer Agent, the Custodian and the Distributor shall not be liable for the rejection of any purchase order for Creation Units.

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All questions as to the number of Shares of each security in the Deposit Securities and the validity form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Notwithstanding the Trust’s ability to reject an order for creation units, the Trust will only do so in a manner consistent with any current or future SEC rulemaking or guidance relating thereto; provided that, no such suspension of the issuance of creation units will be done in a manner that impairs the arbitrage mechanism for investors.

Creation Transaction Fee. A fixed purchase (i.e., creation) transaction fee, payable to the Custodian, may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units (“Creation Order Costs”). The standard fixed creation transaction fee for each Fund, regardless of the number of Creation Units created in the transaction, can be found in the table below. Each Fund may adjust the standard fixed creation transaction fee from time to time. The fixed creation fee may be waived on certain orders if the Custodian has determined to waive some or all of the Creation Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.

In addition, a variable fee, payable to the Funds, of up to the maximum percentage listed in the table below of the value of the Creation Units subject to the transaction may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with buying the securities with cash. Each Fund may determine not to charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders.

Fixed Creation Transaction Fee	Maximum Variable Transaction Fee
$300	2.00%

Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring the Fund Securities (defined below) from the Trust to their account or on their order.

Risks of Purchasing Creation Units. There are certain legal risks unique to investors purchasing Creation Units directly from a Fund. Because Shares may be issued on an ongoing basis, a “distribution” of Shares could be occurring at any time. Certain activities that a shareholder performs as a dealer could, depending on the circumstances, result in the shareholder being deemed a participant in the distribution in a manner that could render the shareholder a statutory underwriter and subject to the prospectus delivery and liability provisions of the Securities Act. For example, a shareholder could be deemed a statutory underwriter if it purchases Creation Units from a Fund, breaks them down into the constituent Shares, and sells those Shares directly to customers, or if a shareholder chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary-market demand for Shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter.

Dealers who are not “underwriters” but are participating in a distribution (as opposed to engaging in ordinary secondary-market transactions), and thus dealing with Shares as part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act.

Redemption. Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Funds through the Transfer Agent and only on a Business Day. EXCEPT UPON LIQUIDATION OF A FUND, THE TRUST WILL NOT REDEEM SHARES IN AMOUNTS LESS THAN CREATION UNITS. Investors must accumulate enough Shares in the secondary market to constitute a Creation Unit to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit.

With respect to each Fund, the Custodian, through the NSCC, makes available prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time) on each Business Day, the list of the names and Share quantities of each Fund’s portfolio securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (“Fund Securities”). Fund Securities received on redemption may not be identical to Deposit Securities.

Redemption proceeds for a Creation Unit are paid either in-kind or in cash, or combination thereof, as determined by the Trust. With respect to in-kind redemptions of the Funds, redemption proceeds for a Creation Unit will consist of Fund Securities—as announced by the Custodian on the Business Day of the request for redemption received in proper form plus cash in an amount equal to the difference between the NAV of Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less a fixed redemption transaction fee, as applicable, as set forth below. If the Fund Securities have a value greater than the NAV of Shares, a compensating cash payment equal to the differential is required to be made by or through an Authorized Participant by the redeeming shareholder. Notwithstanding the foregoing, at the Trust’s discretion, an Authorized Participant may receive the corresponding cash value of the securities in lieu of the in-kind securities value representing one or more Fund Securities.

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Cash Redemption. Full or partial cash redemptions of Creation Units will be effected in essentially the same manner as in-kind redemptions thereof. In the case of full or partial cash redemptions, the Authorized Participant receives the cash equivalent of the Fund Securities it would otherwise receive through an in-kind redemption, plus the same Cash Redemption Amount to be paid to an in-kind redeemer.

The typical settlement date for each redemption transaction will be within one day of the transaction (or T+1), unless the Fund and Authorized Participant agree to a different timeline for settlement or the transaction is exempt from the requirements of Rule 15c6-1 under the 1934 Act. Due to the schedule of holidays in certain countries, however, the receipt of redemption proceeds may take longer than one Business Day following the day on which the purchase order is received. In such cases, the local market settlement procedures will not commence until the end of local holiday periods.

Redemption Transaction Fee. A fixed redemption transaction fee, payable to the Custodian, may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units (“Redemption Order Costs”). The standard fixed redemption transaction fee for a Fund, regardless of the number of Creation Units redeemed in the transaction, can be found in the table below. Each Fund may adjust the redemption transaction fee from time to time. The fixed redemption fee may be waived on certain orders if the Custodian has determined to waive some or all of the Redemption Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.

In addition, a variable fee, payable to each Fund, of up to the maximum percentage listed in the table below of the value of the Creation Units subject to the transaction may be imposed for cash redemptions, non-standard orders, or partial cash redemptions (when cash redemptions are available) of Creation Units. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with selling portfolio securities to satisfy a cash redemption. Each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders.

Fixed Redemption Transaction Fee	Maximum Variable Transaction Fee
$300	2.00%

Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring the Fund Securities from the Trust to their account or on their order.

Procedures for Redemption of Creation Units. Orders to redeem Creation Units must be submitted in proper form to the Transfer Agent prior to 3:00 p.m. Eastern time. A redemption request is considered to be in “proper form” if (i) an Authorized Participant has transferred or caused to be transferred to the Trust’s Transfer Agent the Creation Unit(s) being redeemed through the book-entry system of DTC so as to be effective by the time as set forth in the Participant Agreement and (ii) a request in form satisfactory to the Trust is received by the Transfer Agent from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified in the Participant Agreement. If the Transfer Agent does not receive the investor’s Shares through DTC’s facilities by the times and pursuant to the other terms and conditions set forth in the Participant Agreement, the redemption request shall be rejected.

The Authorized Participant must transmit the request for redemption, in the form required by the Trust, to the Transfer Agent in accordance with procedures set forth in the Authorized Participant Agreement. Investors should be aware that their particular broker may not have executed an Authorized Participant Agreement, and that, therefore, requests to redeem Creation Units may have to be placed by the investor’s broker through an Authorized Participant who has executed an Authorized Participant Agreement. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the Shares to the Trust’s Transfer Agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.

Additional Redemption Procedures. In connection with taking delivery of Shares of Fund Securities upon redemption of Creation Units, a redeeming shareholder or Authorized Participant acting on behalf of such Shareholder must maintain appropriate custody arrangements with a qualified broker-dealer, bank, or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered. Deliveries of redemption proceeds will generally be made by the next Business Day following the trade date, as discussed above.

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The Trust may in its discretion exercise its option cause a Fund to redeem such Shares in cash, and the redeeming investor will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the applicable Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Shares of such Fund based on the NAV of Shares of such Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee, if applicable, and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in NAV.

Redemptions of Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of Creation Units may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming investor of the Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment. Further, an Authorized Participant that is not a “qualified institutional buyer,” (“QIB”) as such term is defined under Rule 144A of the Securities Act, will not be able to receive Fund Securities that are restricted securities eligible for resale under Rule 144A. An Authorized Participant may be required by the Trust to provide a written confirmation with respect to QIB status to receive Fund Securities.

The right of redemption may be suspended or the date of payment postponed with respect to a Fund (1) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the Shares of the Fund or determination of the NAV of the Shares is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

DETERMINATION OF NET ASSET VALUE

NAV per Share for each Fund is computed by dividing the value of the net assets of such Fund (i.e., the value of its total assets, less total liabilities) by the total number of Shares outstanding, rounded to the nearest cent. Expenses and fees, including the management fees, are accrued daily and taken into account for the purpose of determining NAV. The NAV of ach Fund is calculated by Global Fund Services and determined at the scheduled close of the regular trading session on the NYSE (ordinarily 4:00 p.m., Eastern Time) on each day that the NYSE is open, provided that fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Securities Industry and Financial Markets Association (“SIFMA”) announces an early closing time.

In calculating each Fund’s NAV per Share, such Fund’s investments are generally valued using pricing services. The Funds may use various pricing services, or discontinue the use of any pricing service, as approved by the Adviser from time to time. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources. For assets traded on an exchange, the Funds may value investments using market valuations. A market valuation generally means a valuation (1) obtained from an exchange, a pricing service, or a major market maker (or dealer), (2) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer) or (3) based on amortized cost. In the case of shares of other funds that are not traded on an exchange, a market valuation means such fund’s published NAV per share.

When market valuations are not “readily available” or are deemed to be unreliable, consistent with Rule 2a-5 under the 1940 Act, the Trust and the Adviser have adopted procedures and methodologies wherein the Adviser, serving as the Fund’s Valuation Designee (as defined in Rule 2a-5), determines the fair value of Fund investments.

DIVIDENDS AND DISTRIBUTIONS

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Distributions, and Taxes.”

General Policies. Each Fund intends to pay out dividends and interest income, if any, monthly, and distribute any net realized capital gains to its shareholders at least annually.

Distributions of net realized capital gains, if any, generally are declared and paid once a year, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Code, in all events in a manner consistent with the provisions of the 1940 Act.

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Each Fund will declare and pay income and capital gain distributions, if any, in cash. Dividends and other distributions on Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Trust.

Each Fund makes additional distributions to the extent necessary (1) to distribute the entire annual taxable income of the Fund, plus any net capital gains and (2) to avoid imposition of the excise tax imposed by Section 4982 of the Code. Management of the Trust reserves the right to declare special dividends if, in its reasonable discretion, such action is necessary or advisable to preserve each Fund’s eligibility for treatment as a RIC or to avoid imposition of income or excise taxes on undistributed income at the Fund level.

Dividend Reinvestment Service. The Trust will not make the DTC book-entry dividend reinvestment service available for use by Beneficial Owners for reinvestment of their cash proceeds, but certain individual broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the applicable Fund through DTC Participants for reinvestment of their dividend distributions. Investors should contact their brokers to ascertain the availability and description of these services. Beneficial Owners should be aware that each broker may require investors to adhere to specific procedures and timetables to participate in the dividend reinvestment service and investors should ascertain from their brokers such necessary details. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Shares of the applicable Fund issued by the Trust of such Fund at NAV per Share. Distributions reinvested in additional Shares will nevertheless be taxable to Beneficial Owners acquiring such additional Shares to the same extent as if such distributions had been received in cash.

FEDERAL INCOME TAXES

The following is only a summary of certain U.S. federal income tax considerations generally affecting the Funds and their respective shareholders that supplements the discussion in the Prospectus. No attempt is made to present a comprehensive explanation of the federal, state, local or foreign tax treatment of the Funds or their respective shareholders, and the discussion here and in the Prospectus is not intended to be a substitute for careful tax planning.

The following general discussion of certain U.S. federal income tax consequences is based on provisions of the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

The tax legislation commonly referred to as the Tax Cuts and Jobs Act (the “Tax Act”) made significant changes to the U.S. federal income tax rules for taxation of individuals and corporations, generally effective for taxable years beginning after December 31, 2017. Many of the changes applicable to individuals are temporary and would apply only to taxable years before January 1, 2026. There were only minor changes with respect to the specific rules applicable to RICs, such as the Funds. The Tax Act, however, also made numerous other changes to the tax rules that may affect shareholders and the Funds. Subsequent legislation has modified certain changes to the U.S. federal income tax rules made by the Tax Act which may, in addition, affect shareholders and the Funds. You are urged to consult with your own tax advisor regarding how this legislation affects your investment in a Fund.

Shareholders are urged to consult their own tax advisers regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, local, or foreign taxes.

Taxation of the Funds. Each Fund will elect and intends to qualify each year to be treated as a RIC under the Code. As such, each Fund should not be subject to federal income taxes on its net investment income and capital gains, if any, to the extent that it timely distributes such income and capital gains to its shareholders. Generally, to be taxed as a RIC, a Fund must distribute in each taxable year at least 90% of its net investment income for the taxable year, which includes, among other items, dividends, interest, net short-term capital gain and net foreign currency gain, less expenses, as well as 90% of its net tax-exempt interest income, if any (the “Distribution Requirement”) and also must meet several additional requirements. Among these requirements are the following: (1) at least 90% of each Fund’s gross income each taxable year must be derived from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or foreign currencies, and net income derived from interests in qualified publicly traded partnerships (the “Qualifying Income Requirement”); and (2) at the end of each quarter of a Fund’s taxable year, the Fund’s assets must be diversified so that (a) at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater in value than 5% of the value of the Fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer, the securities (other than securities of other RICs) of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the “Diversification Requirement”).

To the extent a Fund makes investments that may generate income that is not qualifying income, including certain derivatives, such Fund will seek to restrict the resulting income from such investments so that the Fund’s non-qualifying income does not exceed 10% of its gross income.

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Although each Fund intends to distribute substantially all of its net investment income and may distribute its capital gains for any taxable year, a Fund will be subject to federal income taxation to the extent any such income or gains are not distributed. Each Fund is treated as a separate corporation for federal income tax purposes. Each Fund therefore is considered to be a separate entity in determining its treatment under the rules for RICs described herein. The requirements (other than certain organizational requirements) for qualifying RIC status are determined at the Fund level rather than at the Trust level.

If a Fund fails to satisfy the Qualifying Income Requirement or the Diversification Requirement in any taxable year, the Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the Diversification Requirement where a Fund corrects the failure within a specified period of time. To be eligible for the relief provisions with respect to a failure to meet the Diversification Requirement, a Fund may be required to dispose of certain assets. If these relief provisions were not available to a Fund and it were to fail to qualify for treatment as a RIC for a taxable year, all of its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and its distributions (including capital gains distributions) generally would be taxable to the shareholders of the applicable Fund as ordinary income dividends, subject to the dividends received deduction for corporate shareholders and the lower tax rates on qualified dividend income received by noncorporate shareholders, subject to certain limitations. To requalify for treatment as a RIC in a subsequent taxable year, the Fund would be required to satisfy the RIC qualification requirements for that year and to distribute any earnings and profits from any year in which the Fund failed to qualify for tax treatment as a RIC. If the Fund failed to qualify as a RIC for a period greater than two taxable years, it would generally be required to pay a fund-level tax on certain net built in gains recognized with respect to certain of its assets upon disposition of such assets within five years of qualifying as a RIC in a subsequent year. The Board reserves the right not to maintain the qualification of a Fund for treatment as a RIC if it determines such course of action to be beneficial to shareholders. If a Fund determines that it will not qualify as a RIC, the Fund will establish procedures to reflect the anticipated tax liability in such Fund’s NAV.

Each Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year. A “qualified late year loss” generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year, subject to special rules in the event the Fund makes an election under Section 4982(e)(4) of the Code, (commonly referred to as “post-October losses”), and certain other late-year losses.

Capital losses in excess of capital gains (“net capital losses”) are not permitted to be deducted against a RIC’s net investment income. Instead, for U.S. federal income tax purposes, potentially subject to certain limitations, the Fund may carry a net capital loss from any taxable year forward indefinitely to offset its capital gains, if any, in years following the year of the loss. To the extent subsequent capital gains are offset by such losses, they will not result in U.S. federal income tax liability to the Fund and may not be distributed as capital gains to its shareholders. Generally, the Fund may not carry forward any losses other than net capital losses. The carryover of capital losses may be limited under the general loss limitation rules if the Fund experiences an ownership change as defined in the Code.

Each Fund will be subject to a nondeductible 4% federal excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year an amount at least equal to 98% of its ordinary income for the calendar year plus 98.2% of its capital gain net income for either the one-year period ending on October 31 of that year, or, if the Fund makes an election under Section 4982(e)(4) of the Code, the Fund’s fiscal year, subject to an increase for any shortfall in the prior year’s distribution. Each Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of the excise tax, but can make no assurances that all such tax liability will be eliminated.

Each Fund intends to distribute substantially all of its net investment income and net capital gain to shareholders for each taxable year. If a Fund meets the Distribution Requirement but retains some or all of its income or gains, it will be subject to federal income tax at regular corporate rates to the extent any such income or gains are not distributed. The Fund may elect to designate certain amounts retained as undistributed net capital gain as deemed distributions in a notice to its shareholders, who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their proportionate shares of the undistributed amount so designated, (ii) will be entitled to credit their proportionate shares of the income tax paid by the Fund on that undistributed amount against their federal income tax liabilities and to claim refunds to the extent such credits exceed their tax liabilities, and (iii) will be entitled to increase their tax basis, for federal income tax purposes, in their Shares by an amount equal to the excess of the amount of undistributed net capital gain included in their respective income over their respective income tax credits.

Some futures, foreign currency contracts and “non-equity options” (i.e., certain listed options, such as those on a “broad-based” securities index) – but excluding any “securities futures contract” that is not a “dealer securities futures contract” (both as defined in the Code) and any interest rate swap, currency swap, basis swap, interest rate cap, interest rate floor, commodity swap, equity swap, equity index swap, credit default swap, or similar agreement – in which a fund may invest will be subject to section 1256 of the Code (“Section 1256 Contracts”). Section 1256 Contracts a Fund holds at the end of each taxable year, other than Section 1256 Contracts that are part of a “mixed straddle” with respect to which it has made an election not to have the following rules apply, must be “marked-to-market” for federal tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of Section 1256 Contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. Section 1256 Contracts also may be marked-to-market for purposes of the Excise Tax. These rules may operate to increase the amount that a fund must distribute to satisfy the distribution requirement (i.e., with respect to the portion treated as short-term capital gain, which will be taxable to its shareholders as ordinary income when distributed to them), and to increase the net capital gain a fund recognizes, without in either case increasing the cash available to the relevant Fund.

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Taxation of Shareholders – Distributions. Each Fund intends to distribute to its shareholders substantially all of its investment company taxable income (computed without regard to the deduction for dividends paid), its net tax-exempt income, if any, and any net capital gain (net long-term capital gains in excess of net short-term capital losses, taking into account any capital loss carryforwards). The distribution of investment company taxable income (as so computed) and net capital gain will be taxable to Fund shareholders regardless of whether the shareholder receives these distributions in cash or reinvests them in additional Shares.

Each Fund (or your broker) will report to shareholders annually the amounts of dividends paid from ordinary income, the amount of distributions of net capital gain, the portion of dividends which may qualify for the dividends received deduction for corporate shareholders, and the portion of dividends which may qualify for treatment as qualified dividend income, which is taxable to non-corporate shareholders at long-term capital gain rates.

Distributions from a Fund’s net capital gain will be taxable to shareholders at long-term capital gains rates, regardless of how long shareholders have held their Shares. Distributions may be subject to state and local taxes.

Qualified dividend income includes, in general, subject to certain holding period and other requirements, dividend income from taxable domestic corporations and certain “qualified foreign corporations.” Subject to certain limitations, “qualified foreign corporations” include those incorporated in territories of the United States, those incorporated in certain countries with comprehensive tax treaties with the United States, and other foreign corporations if the stock with respect to which the dividends are paid is readily tradable on an established securities market in the United States. Dividends received by a Fund from an ETF or an underlying fund taxable as a RIC or a REIT may be treated as qualified dividend income generally only to the extent so reported by such ETF, underlying fund or REIT. If 95% or more of a Fund’s gross income (calculated without taking into account net capital gain derived from sales or other dispositions of stock or securities) consists of qualified dividend income, the Fund may report all distributions of such income as qualified dividend income.

Fund dividends will not be treated as qualified dividend income if such Fund does not meet certain holding period and other requirements with respect to dividend paying stocks in its portfolio, or the shareholder does not meet certain holding period and other requirements with respect to the Shares on which the dividends were paid. Distributions by a Fund of its net short-term capital gains will be taxable to shareholders as ordinary income.

In the case of corporate shareholders, certain dividends received by a Fund from U.S. corporations (generally, dividends received by the Fund in respect of any share of stock (1) with a tax holding period of at least 46 days during the 91-day period beginning on the date that is 45 days before the date on which the stock becomes ex-dividend as to that dividend and (2) that is held in an unleveraged position) and distributed and appropriately so reported by the Fund may be eligible for the 50% dividends-received deduction. Certain preferred stock must have a holding period of at least 91 days during the 181-day period beginning on the date that is 90 days before the date on which the stock becomes ex-dividend as to that dividend to be eligible. Capital gain dividends distributed to a Fund from other RICs are not eligible for the dividends-received deduction. To qualify for the deduction, corporate shareholders must meet the minimum holding period requirement stated above with respect to their Shares, taking into account any holding period reductions from certain hedging or other transactions or positions that diminish their risk of loss with respect to their Shares, and, if they borrow to acquire or otherwise incur debt attributable to Shares, they may be denied a portion of the dividends-received deduction with respect to those Shares.

Although dividends generally will be treated as distributed when paid, any dividend declared by a Fund in October, November or December and payable to shareholders of record in such a month that is paid during the following January will be treated for U.S. federal income tax purposes as received by shareholders on December 31 of the calendar year in which it was declared.

In addition to the federal income tax, certain individuals, trusts and estates may be subject to a Net Investment Income (“NII”) tax of 3.8%. The NII tax is imposed on the lesser of: (i) a taxpayer’s investment income, net of deductions properly allocable to such income; or (ii) the amount by which such taxpayer’s modified adjusted gross income exceeds certain thresholds ($250,000 for married individuals filing jointly, $200,000 for unmarried individuals and $125,000 for married individuals filing separately). Each Fund’s distributions are includable in a shareholder’s investment income for purposes of this NII tax. In addition, any capital gain realized by a shareholder upon a sale or redemption of Fund shares is includable in such shareholder’s investment income for purposes of this NII tax.

Shareholders who have not held Shares for a full year should be aware that the Funds may report and distribute, as ordinary dividends or capital gain dividends, a percentage of income that is not equal to the percentage of such Fund’s ordinary income or net capital gain, respectively, actually earned during the applicable shareholder’s period of investment in the Fund. A taxable shareholder may wish to avoid investing in a Fund shortly before a dividend or other distribution, because the distribution will generally be taxable to the shareholder even though it may economically represent a return of a portion of the shareholder’s investment.

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To the extent that a Fund makes a distribution of income received by the Fund in lieu of dividends (a “substitute payment”) with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends received deduction for corporate shareholders.

If a Fund’s distributions exceed its earnings and profits, all or a portion of the distributions made for a taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in the Fund and result in a higher capital gain or lower capital loss when the Shares on which the distribution was received are sold. After a shareholder’s basis in the Shares has been reduced to zero, distributions in excess of earnings and profits will be treated as gain from the sale of the shareholder’s Shares.

Taxation of Shareholders – Sale of Shares. A sale or redemption of Shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of Shares will be treated as long-term capital gain or loss if Shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of Shares will generally be treated as short-term capital gain or loss. Any loss realized upon a taxable disposition of Shares held for six months or less will be treated as long-term capital loss, rather than short-term capital loss, to the extent of any amounts treated as distributions to the shareholder of long-term capital gain with respect to such Shares (including any amounts credited to the shareholder as undistributed capital gains). All or a portion of any loss realized upon a taxable disposition of Shares may be disallowed if substantially identical Shares are acquired (through the reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the disposition. In such a case, the basis of the newly acquired Shares will be adjusted to reflect the disallowed loss.

The cost basis of Shares acquired by purchase will generally be based on the amount paid for Shares and then may be subsequently adjusted for other applicable transactions as required by the Code. The difference between the selling price and the cost basis of Shares generally determines the amount of the capital gain or loss realized on the sale of Shares. Contact the broker through whom you purchased your Shares to obtain information with respect to the available cost basis reporting methods and elections for your account.

An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the sum of the exchanger’s aggregate basis in the securities surrendered plus the amount of cash paid for such Creation Units. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of any securities received plus the amount of any cash received for such Creation Units. The Internal Revenue Service (“IRS”), however, may assert that a loss realized upon an exchange of securities for Creation Units cannot currently be deducted under the rules governing “wash sales” (for a person, who does not mark-to-market its portfolio) or on the basis that there has been no significant change in economic position.

Any capital gain or loss realized upon the creation of Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held for more than one year. Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if the Shares composing the Creation Units have been held for more than one year. Otherwise, such capital gains or losses will generally be treated as short-term capital gains or losses. Any loss upon a redemption of Creation Units held for six months or less may be treated as long-term capital loss to the extent of any amounts treated as distributions to the applicable Authorized Participant of long-term capital gain with respect to the Creation Units (including any amounts credited to the Authorized Participant as undistributed capital gains).

The Trust, on behalf of each Fund, has the right to reject an order for Creation Units if the purchaser (or a group of purchasers) would, upon obtaining the Creation Units so ordered, own 80% or more of the outstanding Shares and if, pursuant to Section 351 of the Code, the Fund would have a basis in the deposit securities different from the market value of such securities on the date of deposit. The Trust also has the right to require the provision of information necessary to determine beneficial Share ownership for purposes of the 80% determination. If the Fund does issue Creation Units to a purchaser (or a group of purchasers) that would, upon obtaining the Creation Units so ordered, own 80% or more of the outstanding Shares, the purchaser (or a group of purchasers) will not recognize gain or loss upon the exchange of securities for Creation Units.

Persons purchasing or redeeming Creation Units should consult their own tax advisers with respect to the tax treatment of any creation or redemption transaction and whether the wash sales rule applies and when a loss may be deductible.

Taxation of Fund Investments. Certain of each Fund’s investments may be subject to complex provisions of the Code (including provisions relating to hedging transactions, straddles, integrated transactions, foreign currency contracts, forward foreign currency contracts, and notional principal contracts) that, among other things, may affect the Fund’s ability to qualify as a RIC, affect the character of gains and losses realized by the Fund (e.g., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require the Funds to mark to market certain types of positions in its portfolio (i.e., treat them as if they were closed out) which may cause a Fund to recognize income without the Fund receiving cash with which to make distributions in amounts sufficient to enable the Fund to satisfy the RIC distribution requirements for avoiding Fund-level income and excise taxes. Each Fund intends to monitor its transactions, intends to make appropriate tax elections, and intends to make appropriate entries in its books and records to mitigate the effect of these rules and preserve the Fund’s qualification for treatment as a RIC. To the extent a Fund invests in an underlying fund that is taxable as a RIC, the rules applicable to the tax treatment of complex securities will also apply to the underlying funds that also invest in such complex securities and investments. In addition, because the tax rules applicable to such instruments may be uncertain under current law, an adverse determination or future IRS guidance with respect to these rules (which determination or guidance could be retroactive) may affect whether the Fund has made sufficient distributions and otherwise satisfied the relevant requirements to maintain its qualification as a RIC and avoid a Fund-level tax.

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Backup Withholding. Each Fund will be required in certain cases to withhold (as “backup withholding”) on amounts payable to any shareholder who (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to backup withholding by the IRS for failure to properly report all payments of interest or dividends; (3) fails to provide a certified statement that it is not subject to “backup withholding;” or (4) fails to provide a certified statement that they are is a U.S. person (including a U.S. resident alien). The backup withholding rate is at a rate set under Section 3406 of the Code. Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder’s ultimate U.S. federal income tax liability. Backup withholding will not be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor permanent residents of the United States.

Non-U.S. Shareholders. Any non-U.S. investors in a Fund may be subject to U.S. withholding and estate tax and are encouraged to consult their tax advisors prior to investing in the Fund. Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to a U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from taxable ordinary income. A Fund may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. Short-term capital gain dividends received by a nonresident alien individual who is present in the U.S. for a period or periods aggregating 183 days or more during the taxable year are not exempt from this 30% withholding tax. Gains realized by foreign shareholders from the sale or other disposition of Shares generally are not subject to U.S. taxation, unless the recipient is an individual who is physically present in the U.S. for 183 days or more per year (based on a formula that factors in presence in the U.S. during the two preceding years as well). Foreign shareholders who fail to provide an applicable IRS form may be subject to backup withholding on certain payments from the Fund. Backup withholding will not be applied to payments that are subject to the 30% (or lower applicable treaty rate) withholding tax described in this paragraph. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.

Under the Foreign Account Tax Compliance Act (“FATCA”), the Funds may be required to withhold a generally nonrefundable 30% tax on distributions of net investment income paid to (a) certain “foreign financial institutions” unless such foreign financial institution agrees to verify, monitor, and report to the IRS the identity of certain of its account holders, among other items (or unless such entity is otherwise deemed compliant under the terms of an intergovernmental agreement between the United States and the foreign financial institution’s country of residence), and (b) certain “non-financial foreign entities” unless such entity certifies to the Fund that it does not have any substantial U.S. owners or provides the name, address, and taxpayer identification number of each substantial U.S. owner, among other items. This FATCA withholding tax could also affect a Fund’s return on its investments in foreign securities or affect a shareholder’s return if the shareholder holds its Fund shares through a foreign intermediary. You are urged to consult your tax adviser regarding the application of this FATCA withholding tax to your investment in a Fund and the potential certification, compliance, due diligence, reporting, and withholding obligations to which you may become subject in order to avoid this withholding tax.

For foreign shareholders to qualify for an exemption from backup withholding, described above, the foreign shareholder must comply with special certification and filing requirements. Foreign shareholders in a Fund should consult their tax advisors in this regard.

Tax-Exempt Shareholders. Certain tax-exempt shareholders, including qualified pension plans, individual retirement accounts, salary deferral arrangements, 401(k) plans, and other tax-exempt entities, generally are exempt from federal income taxation, except with respect to their unrelated business taxable income (“UBTI”). Tax-exempt entities are generally not permitted to offset losses from one unrelated trade or business against the income or gain of another unrelated trade or business. Certain net losses incurred prior to January 1, 2018 are permitted to offset gain and income created by an unrelated trade or business, if otherwise available. Under current law, each Fund generally serves to block UBTI from being realized by its tax-exempt shareholders with respect to their shares of Fund income. However, notwithstanding the foregoing, tax-exempt shareholders could realize UBTI by virtue of their investment in the Funds if, for example, Shares in such Fund constitute debt-financed property in the hands of the tax-exempt shareholders within the meaning of section 514(b) of the Code. Charitable remainder trusts are subject to special rules and should consult their tax advisers. The IRS has issued guidance with respect to these issues and prospective shareholders, especially charitable remainder trusts, are strongly encouraged to consult with their tax advisers regarding these issues.

Certain Potential Tax Reporting Requirements. Under U.S. Treasury regulations, if a shareholder recognizes a loss on disposition of the Shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on IRS Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Significant penalties may be imposed for the failure to comply with the reporting requirements. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

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Other Issues. In those states which have income tax laws, the tax treatment of the Funds and of shareholders of the Funds with respect to distributions by the Funds may differ from federal tax treatment.

FINANCIAL STATEMENTS

The Funds’ audited financial statements, accompanying notes and reports of the independent registered public accounting firm appearing in the Funds’ annual Certified Shareholder Report on Form N-CSR for the fiscal period ended August 31, 2025, are incorporated herein by reference.

Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders and in Form N-CSR. In the Funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during its last fiscal year. In Form N-CSR, you will find the Funds’ annual and semi-annual financial statements.

You may request a copy of the Funds’ annual report at no charge by calling (833) 333-9383 or through the Funds’ website at www.defianceetfs.com.

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TIDAL TRUST II

PART C: OTHER INFORMATION

Item 28. Exhibits

Exhibit No.		Description of Exhibit
(a)	(i)	Certificate of Trust of Tidal Trust II (formerly, Tidal ETF Trust II) (the “Trust” or the “Registrant”), previously filed with the Trusts registration statement on Form N-1A on April 26, 2022, is hereby incorporated by reference.
	(ii)	Certificate of Amendment to Certificate of Trust, previously filed with Post-Effective Amendment No. 28 on Form N-1A on November 14, 2022 and is incorporated herein by reference.
	(iii)	Registrant’s Third Amended and Restated Declaration of Trust, previously filed with Post-Effective Amendment No. 135 on Form N-1A on November 20, 2023 and is incorporated herein by reference.
	(iv)		Organizational Documents for Return Stacked® Cayman Subsidiary (for the Return Stacked® Bonds & Managed Futures ETF).
		(1)	Investment Advisory Agreement, previously filed with Post-Effective Amendment No. 56 on Form N-1A on February 6, 2023 and is incorporated herein by reference.
		(2)	Subsidiary Futures Trading Advisory Agreement, previously filed with Post-Effective Amendment No. 131 on Form N-1A on October 25, 2023 and is incorporated herein by reference.
		(3)	Memorandum and Articles of Association, previously filed with Post-Effective Amendment No. 56 on Form N-1A on February 6, 2023 and is incorporated herein by reference.
		(4)	Certificate of Incorporation, previously filed with Post-Effective Amendment No. 56 on Form N-1A on February 6, 2023 and is incorporated herein by reference.
		(5)	Tax Undertaking, previously filed with Post-Effective Amendment No. 56 on Form N-1A on February 6, 2023 and is incorporated herein by reference.
		(6)	Private Investment Company Custodian Agreement, previously filed with Post-Effective Amendment No. 56 on Form N-1A on February 6, 2023 and is incorporated herein by reference.
	(v)		Organizational Documents for Newfound RSST Cayman Subsidiary (for the Return Stacked® U.S. Stocks & Managed Futures ETF).
		(1)	Subsidiary Futures Trading Advisory Agreement, previously filed with Post-Effective Amendment No. 204 on Form N-1A on April 19, 2024 and is incorporated herein by reference.
		(2)	Memorandum and Articles of Association, previously filed with Post-Effective Amendment No. 204 on Form N-1A on April 19, 2024 and is incorporated herein by reference.
		(3)	Certificate of Incorporation, previously filed with Post-Effective Amendment No. 204 on Form N-1A on April 19, 2024 and is incorporated herein by reference.
		(4)	Tax Undertaking, previously filed with Post-Effective Amendment No. 204 on Form N-1A on April 19, 2024 and is incorporated herein by reference.
		(5)	Private Investment Company Custodian Agreement, previously filed with Post-Effective Amendment No. 204 on Form N-1A on April 19, 2024 and is incorporated herein by reference.
	(vi)		Organizational Documents for Newfound RSBY Cayman Subsidiary (for Return Stacked® Bonds & Futures Yield ETF)
		(1)	Investment Advisory Agreement, previously filed with Post-Effective Amendment No. 204 on Form N-1A on April 19, 2024 and is incorporated herein by reference.
		(2)	Subsidiary Futures Trading Advisory Agreement, previously filed with Post-Effective Amendment No. 204 on Form N-1A on April 19, 2024 and is incorporated herein by reference.
		(3)	Memorandum and Articles of Association, previously filed with Post-Effective Amendment No. 204 on Form N-1A on April 19, 2024 and is incorporated herein by reference.
		(4)	Certificate of Incorporation, previously filed with Post-Effective Amendment No. 204 on Form N-1A on April 19, 2024 and is incorporated herein by reference.
		(5)	Tax Undertaking, previously filed with Post-Effective Amendment No. 204 on Form N-1A on April 19, 2024 and is incorporated herein by reference.
		(6)	Private Investment Company Custodian Agreement, previously filed with Post-Effective Amendment No. 204 on Form N-1A on April 19, 2024 and is incorporated herein by reference.
	(vii)		Organizational Documents for Cambria-Chesapeake Cayman Subsidiary (for Cambria Chesapeake Pure Trend ETF)
		(1)	Investment Advisory Agreement, previously filed with Post-Effective Amendment No. 213 on Form N-1A on May 21, 2024 and is incorporated herein by reference.
		(2)	Subsidiary Futures Trading Advisory Agreement, previously filed with Post-Effective Amendment No. 213 on Form N-1A on May 21, 2024 and is incorporated herein by reference.

	(3)	Memorandum and Articles of Association, previously filed with Post-Effective Amendment No. 213 on Form N-1A on May 21, 2024 and is incorporated herein by reference.
	(4)	Certificate of Incorporation, previously filed with Post-Effective Amendment No. 213 on Form N-1A on May 21, 2024 and is incorporated herein by reference.
	(5)	Tax Undertaking, previously filed with Post-Effective Amendment No. 213 on Form N-1A on May 21, 2024 and is incorporated herein by reference.
	(6)	Private Investment Company Custodian Agreement, previously filed with Post-Effective Amendment No. 216 on Form N-1A on May 22, 2024 and is incorporated herein by reference.
(viii)		Organizational Documents for Quantify Chaos Cayman Subsidiary (for STKd 100% Bitcoin & 100% Gold ETF)
	(1)	Investment Advisory Agreement, previously filed with Post-Effective Amendment No. 264 on Form N-1A on September 23, 2024 and is incorporated herein by reference.
	(2)	Subsidiary Sub-Advisory Agreement, previously filed with Post-Effective Amendment No. 264 on Form N-1A on September 23, 2024 and is incorporated herein by reference.
	(3)	Memorandum and Articles of Association, previously filed with Post-Effective Amendment No. 264 on Form N-1A on September 23, 2024 and is incorporated herein by reference.
	(4)	Certificate of Incorporation, previously filed with Post-Effective Amendment No. 264 on Form N-1A on September 23, 2024 and is incorporated herein by reference.
	(5)	Tax Undertaking, previously filed with Post-Effective Amendment No. 264 on Form N-1A on September 23, 2024 and is incorporated herein by reference.
	(6)	Private Investment Company Custodian Agreement, previously filed with Post-Effective Amendment No. 264 on Form N-1A on September 23, 2024 and is incorporated herein by reference.
(ix)		Organizational Documents for Return Stacked RSSX Cayman Subsidiary (for Return Stacked® U.S. Stocks & Gold/Bitcoin ETF)
	(1)	Investment Advisory Agreement, previously filed with Post-Effective Amendment No. 342 on Form N-1A on April 25, 2025 and is incorporated herein by reference.
	(2)	Subsidiary Futures Trading Advisory Agreement, previously filed with Post-Effective Amendment No. 342 on Form N-1A on April 25, 2025 and is incorporated herein by reference.
	(3)	Memorandum and Articles of Association, previously filed with Post-Effective Amendment No. 342 on Form N-1A on April 25, 2025 and is incorporated herein by reference.
	(4)	Certificate of Incorporation, previously filed with Post-Effective Amendment No. 342 on Form N-1A on April 25, 2025 and is incorporated herein by reference.
	(5)	Tax Undertaking, previously filed with Post-Effective Amendment No. 342 on Form N-1A on April 25, 2025 and is incorporated herein by reference.
	(6)	Private Investment Company Custodian Agreement, previously filed with Post-Effective Amendment No. 342 on Form N-1A on April 25, 2025 and is incorporated herein by reference.
(x)		Organizational Documents for Nicholas Crypto Income Cayman Subsidiary (for Nicholas Crypto Income ETF)
	(1)	Investment Advisory Agreement, previously filed with Post-Effective Amendment No. 363 on Form N-1A on June 10, 2025 and is incorporated herein by reference.
	(2)	Subsidiary Sub-Advisory Agreement, previously filed with Post-Effective Amendment No. 363 on Form N-1A on June 10, 2025 and is incorporated herein by reference.
	(3)	Memorandum and Articles of Association, previously filed with Post-Effective Amendment No. 363 on Form N-1A on June 10, 2025 and is incorporated herein by reference.
	(4)	Certificate of Incorporation, previously filed with Post-Effective Amendment No. 363 on Form N-1A on June 10, 2025 and is incorporated herein by reference.
	(5)	Tax Undertaking, previously filed with Post-Effective Amendment No. 363 on Form N-1A on June 10, 2025 and is incorporated herein by reference.
	(6)	Private Investment Company Custodian Agreement, previously filed with Post-Effective Amendment No. 363 on Form N-1A on June 10, 2025 and is incorporated herein by reference.
(xi)		Organizational Documents for Defiance Enhanced Long Vol Cayman Subsidiary (for Defiance Enhanced Long Vol ETF)
	(1)	Investment Advisory Agreement, previously filed with Post-Effective Amendment No. 391 on Form N-1A on August 4, 2025 and is incorporated herein by reference.
	(2)	Memorandum and Articles of Association, previously filed with Post-Effective Amendment No. 391 on Form N-1A on August 4, 2025 and is incorporated herein by reference.
	(3)	Certificate of Incorporation, previously filed with Post-Effective Amendment No. 391 on Form N-1A on August 4, 2025 and is incorporated herein by reference.
	(4)	Tax Undertaking, previously filed with Post-Effective Amendment No. 391 on Form N-1A on August 4, 2025 and is incorporated herein by reference.
	(5)	Private Investment Company Custodian Agreement, previously filed with Post-Effective Amendment No. 391 on Form N-1A on August 4, 2025 and is incorporated herein by reference.

	(xii)	Organizational Documents for Cayman Subsidiary (Defiance Vol Carry Hedged ETF) – to be filed by amendment.
	(xiii)	Organizational Documents for Cayman Subsidiary (Defiance Enhanced Short Vol ETF) – to be filed by amendment.
(b)		Registrant’s Amended and Restated By-Laws, previously filed with Post-Effective Amendment No. 28 on Form N-1A on November 14, 2022 and is incorporated herein by reference.
(c)		Instruments Defining Rights of Security Holders - See relevant portions of Declaration of Trust and By-Laws.
(d)	(i)	Investment Advisory Agreement between the Trust (on behalf of Carbon Collective Climate Solutions U.S. Equity ETF) and Toroso Investments, LLC, previously filed with the Trusts registration statement on Form N-1A/A on July 12, 2022, is hereby incorporated by reference.
(a) First Amendment to Investment Advisory Agreement adding Carbon Collective Short Duration Green Bond ETF, previously filed with Post-Effective Amendment No. 196 on Form N-1A on April 2, 2024 and is incorporated herein by reference.
	(ii)	Investment Advisory Agreement between the Trust (on behalf of YieldMax® AAPL Option Income Strategy ETF, YieldMax® AMZN Option Income Strategy ETF, YieldMax® BRK.B Option Income Strategy ETF, YieldMax® COIN Option Income Strategy ETF, YieldMax® META Option Income Strategy ETF, YieldMax® GOOG Option Income Strategy ETF, YieldMax® NFLX Option Income Strategy ETF, YieldMax® NVDA Option Income Strategy ETF, YieldMax® XYZ Option Income Strategy ETF, YieldMax® TSLA Option Income Strategy ETF, YieldMax® ARKK Option Income Strategy ETF, YieldMax® KWEB Option Income Strategy ETF, YieldMax® GDX Option Income Strategy ETF, YieldMax® XBI Option Income Strategy ETF, and YieldMax® TLT Option Income Strategy ETF) and Tidal Investments LLC (f/k/a Toroso Investments, LLC (Toroso)), previously filed with Post-Effective Amendment No. 32 on Form N-1A on November 21, 2022 and is incorporated herein by reference.
(i) First Amendment to Investment Advisory Agreement to add the following series: YieldMax® ABNB Option Income Strategy ETF, YieldMax® AMD Option Income Strategy ETF, YieldMax® MRNA Option Income Strategy ETF, YieldMax® PYPL Option Income Strategy ETF, YieldMax® DIS Option Income Strategy ETF, YieldMax® JPM Option Income Strategy ETF, YieldMax® MSFT Option Income Strategy ETF, YieldMax® XOM Option Income Strategy ETF, previously filed with Post-Effective Amendment No. 111 on Form N-1A on August 14, 2023 and is incorporated herein by reference.
(ii) Second Amendment to Investment Advisory Agreement to add the following series: YieldMax® ADBE Option Income Strategy ETF, YieldMax® AI Option Income Strategy ETF, YieldMax® BA Option Income Strategy ETF, YieldMax® BIIB Option Income Strategy ETF, YieldMax® INTC Option Income Strategy ETF, YieldMax® NKE Option Income Strategy ETF, YieldMax® ORCL Option Income Strategy ETF, YieldMax® ROKU Option Income Strategy ETF, YieldMax® SNOW Option Income Strategy ETF, YieldMax® TGT Option Income Strategy ETF and YieldMax® ZM Option Income Strategy ETF, previously filed with Post-Effective Amendment No. 130 on Form N-1A on October 6, 2023 and is incorporated herein by reference.
(iii) Third Amendment to Investment Advisory Agreement to add the following series: YieldMax® Universe Fund of Option Income ETFs and YieldMax® Magnificent 7 Fund of Option Income ETFs, previously filed with Post-Effective Amendment No. 153 on Form N-1A on January 8, 2024 and is incorporated herein by reference.
(iv) Fourth Amendment to Investment Advisory Agreement to add the following series: YieldMax® Ultra Option Income Strategy ETF and YieldMax® MSTR Option Income Strategy ETF, previously filed with Post-Effective Amendment No. 171 on Form N-1A on February 16, 2024 and is incorporated herein by reference.
(v) Fifth Amendment to Investment Advisory Agreement to add the following series: YieldMax® TSLA Short Option Income Strategy ETF, YieldMax® Innovation Short Option Income Strategy ETF, YieldMax® NVDA Short Option Income Strategy ETF, YieldMax® COIN Short Option Income Strategy ETF, YieldMax® AAPL Short Option Income Strategy ETF and YieldMax® N100 Short Option Income Strategy ETF, previously filed with Post-Effective Amendment No. 182 on Form N-1A on March 4, 2024 and is incorporated herein by reference.
(vi) Sixth Amendment to the Investment Advisory Agreement to add the following series: YieldMax® Bitcoin Option Income Strategy ETF, previously filed with Post-Effective Amendment No. 203 on Form N-1A on April 17, 2024 and is incorporated herein by reference.
(vii) Seventh Amendment to the Investment Advisory Agreement to add the following series: YieldMax® BABA Option Income Strategy ETF, YieldMax® CVNA Option Income Strategy ETF, YieldMax® DKNG Option Income Strategy ETF, YieldMax® HOOD Option Income Strategy ETF, YieldMax® JD Option Income Strategy ETF, YieldMax® MARA Option Income Strategy ETF, YieldMax® PDD Option Income Strategy ETF, YieldMax® PLTR Option Income Strategy ETF, YieldMax® RBLX Option Income Strategy ETF, YieldMax® SHOP Option Income Strategy ETF, YieldMax® SMCI Option Income Strategy ETF, and YieldMax® TSM Option Income Strategy ETF, previously filed with Post-Effective Amendment No. 241 on Form N-1A on July 30, 2024, and is incorporated herein by reference.
(viii) Eighth Amendment to the Investment Advisory Agreement to add the following series: YieldMax® Ether Option Income Strategy ETF, previously filed with Post-Effective Amendment No. 259 on Form N-1A on September 9, 2024, and is incorporated herein by reference.
(ix) Ninth Amendment to the Investment Advisory Agreement to add the following series: YieldMax® Target 12™ Semiconductor Option Income ETF, YieldMax® Target 12™ Biotech & Pharma Option Income ETF, YieldMax® Target 12™ Energy Option Income ETF, YieldMax® Target 12™ Real Estate Option Income ETF, YieldMax® Target 12™ Tech & Innovation Option Income ETF, YieldMax® Target 12™ Big 50 Option Income ETF, YieldMax® Dorsey Wright Hybrid 5 Income ETF, YieldMax® Dorsey Wright Featured 5 Income ETF, YieldMax® AI & Tech Portfolio Option Income ETF, YieldMax® Crypto Industry & Tech Portfolio Option Income ETF, YieldMax® China Portfolio Option Income ETF, YieldMax® Semiconductor Portfolio Option Income ETF, YieldMax® Biotech & Pharma Portfolio Option Income ETF and YieldMax® Ultra Short Option Income Strategy ETF, previously filed with Post-Effective Amendment No. 277 on Form N-1A on November 8, 2024 and is incorporated herein by reference.

(x) Tenth Amendment to the Investment Advisory Agreement to add the following series: YieldMax® Nasdaq 100 0DTE Covered Call Strategy ETF, YieldMax® S&P 500 0DTE Covered Call Strategy ETF, and YieldMax® R2000 0DTE Covered Call Strategy ETF, previously filed with Post-Effective Amendment No. 307 on Form N-1A on February 4, 2025 and is incorporated herein by reference.
(xi) Eleventh Amendment to the Investment Advisory Agreement to add the following series: YieldMax® MSTR Short Option Income Strategy ETF, YieldMax® AMD Short Option Income Strategy ETF, YieldMax® AMZN Short Option Income Strategy ETF, YieldMax® MARA Short Option Income Strategy ETF, YieldMax® BITCOIN Short Option Income Strategy ETF, YieldMax® META Short Option Income Strategy ETF and YieldMax® SMCI Short Option Income Strategy ETF, previously filed with Post-Effective Amendment No. 329 on Form N-1A on March 21, 2025 and is incorporated herein by reference.
(xii) Twelfth Amendment to the Investment Advisory Agreement to add the following series: YieldMax® AI Performance & Distribution Target 25™ ETF, YieldMax® AMD Performance & Distribution Target 25™ ETF, YieldMax® AMZN Performance & Distribution Target 25™ ETF, YieldMax® COIN Performance & Distribution Target 25™ ETF, YieldMax® MARA Performance & Distribution Target 25™ ETF, YieldMax® MSTR Performance & Distribution Target 25™ ETF, YieldMax® NVDA Performance & Distribution Target 25™ ETF, YieldMax® PLTR Performance & Distribution Target 25™ ETF, YieldMax® SMCI Performance & Distribution Target 25™ ETF and YieldMax® TSLA Performance & Distribution Target 25™ ETF, previously filed with Post-Effective Amendment No. 436 on Form N-1A on March 21, 2025 and is incorporated herein by reference.
(xiii) Thirteenth Amendment to the Investment Advisory Agreement to add the following series: YieldMax® Bitcoin Performance & Distribution Target 25™ ETF –– previously filed with Post-Effective Amendment No. 443 on Form N-1A on October 10, 2025 and is incorporated herein by reference.
(xiv) Fourteenth Amendment to the Investment Advisory Agreement to add the following series: YieldMax® AFRM Option Income Strategy ETF, YieldMax® APP Option Income Strategy ETF, YieldMax® ARM Option Income Strategy ETF, YieldMax® AVGO Option Income Strategy ETF, YieldMax® CRWD Option Income Strategy ETF, YieldMax® GME Option Income Strategy ETF, YieldMax® HIMS Option Income Strategy ETF, YieldMax® IONQ Option Income Strategy ETF, YieldMax® LLY Option Income Strategy ETF, YieldMax® RDDT Option Income Strategy ETF, YieldMax® SPOT Option Income Strategy ETF and YieldMax® UBER Option Income Strategy ETF, previously filed with Post-Effective Amendment No. 413 on Form N-1A on August 26, 2025, is hereby incorporated by reference.
(xv) Fifteenth Amendment to the Investment Advisory Agreement to add the following series: YieldMax® CRCL Option Income Strategy ETF, YieldMax® CRWV Option Income Strategy ETF, YieldMax® GLXY Option Income Strategy ETF and YieldMax® U.S Stocks Target Double Distribution ETF, previously filed with Post-Effective Amendment No. 408 on Form N-1A on August 25, 2025, is hereby incorporated by reference.
(xvi) Sixteenth Amendment to the Investment Advisory Agreement to add the following series: YieldMax® Hundred Club ETFs, previously filed with Post-Effective Amendment No. 495 on Form N-1A on December 19, 2025, is hereby incorporated by reference.
(xvii) Seventeenth Amendment to the Investment Advisory Agreement to add the following series: YieldMax® Top Ten ETFs – to be filed by amendment.
(xviii) Eighteenth Amendment to the Investment Advisory Agreement to add the following series: YieldMax® WarTech & Cyber Defense Portfolio Option Income ETF, YieldMax® Strategic Metals & Mining Portfolio Option Income ETF, YieldMax® Digital Finance Ecosystem Portfolio Option Income ETF and YieldMax® RoboTech & Automation Portfolio Option Income ETF– to be filed by amendment.
(iii)	Investment Advisory Agreement between the Trust (on behalf of Senior Secured Credit Opportunities ETF) and Toroso Investments, LLC, previously filed with Post-Effective Amendment No. 15 on Form N-1A on October 13, 2022 and is incorporated herein by reference.
(iv)	Investment Advisory Agreement between the Trust (on behalf of Nicholas Fixed Income Alternative ETF) and Toroso Investments, LLC, previously filed with Post-Effective Amendment No. 34 on Form N-1A on November 22, 2022 and is incorporated herein by reference.
(i) First Amendment to the Investment Advisory Agreement adding Nicholas Global Equity and Income ETF, previously filed with Post-Effective Amendment No. 238 on Form N-1A on July 23, 2024 and is incorporated herein by reference.
(ii) Second Amendment to the Investment Advisory Agreement adding Nicholas Crypto Income ETF, previously filed with Post-Effective Amendment No. 363 on Form N-1A on June 10, 2025 and is incorporated herein by reference.

(iii) Third Amendment to the Investment Advisory Agreement adding Nicholas Gold Income ETF, Nicholas Silver Income ETF, Nicholas Nuclear Income ETF and Nicholas Defense and Rare Earth Income ETF – to be filed by amendment.
(iv) Fourth Amendment to the Investment Advisory Agreement adding Nicholas Bitcoin and Treasuries AfterDark ETF and Nicholas Bitcoin Tail ETF – to be filed by amendment.
(v)	Investment Advisory Agreement between the Trust (on behalf of the Pinnacle Focused Opportunities ETF) and Toroso Investments, LLC, previously filed with Post-Effective Amendment No. 45 on Form N-1A on December 28, 2022 and is incorporated herein by reference.
(vi)	Investment Advisory Agreement between the Trust (on behalf of the Tactical Advantage ETF) and Toroso Investments, LLC, previously filed with Post-Effective Amendment No. 72 on Form N-1A on April 6, 2023 and is incorporated herein by reference.
(vii)	Investment Advisory Agreement between the Trust (on behalf of the Veridien Climate Action ETF) and Toroso Investments, LLC, previously filed with Post-Effective Amendment No. 74 on Form N-1A on April 11, 2023 and is incorporated herein by reference.
(viii)	Investment Advisory Agreement between the Trust (on behalf of the Return Stacked® Bonds & Managed Futures ETF and Return Stacked® Global Stocks & Bonds ETF) and Toroso Investments, LLC, previously filed with Post-Effective Amendment No. 56 on Form N-1A on February 6, 2023 and is incorporated herein by reference.
(i) First amendment to the Investment Advisory Agreement adding Return Stacked® U.S. Stocks & Managed Futures ETF, previously filed with Post-Effective Amendment No. 118 on Form N-1A on August 29, 2023 and is incorporated herein by reference.
(ii) Second Amendment to the Investment Advisory Agreement adding Return Stacked® Bonds & Futures Yield ETF and Return Stacked® U.S. Stocks & Futures Yield ETF, previously filed with Post-Effective Amendment No. 204 on Form N-1A on April 19, 2024 and is incorporated herein by reference.
(iii) Third Amendment to the Investment Advisory Agreement adding Return Stacked® Bonds & Merger Arbitrage ETF, previously filed with Post-Effective Amendment No. 291 on Form N-1A on December 16, 2024 and is incorporated herein by reference.
(iv) Fourth Amendment to the Investment Advisory Agreement – not applicable.
(v) Fifth Amendment to the Investment Advisory Agreement adding Return Stacked® U.S. Stocks & Gold/Bitcoin ETF – previously filed with Post-Effective Amendment No. 355 on Form N-1A on May 27, 2025 and is incorporated herein by reference.
(ix)	Investment Advisory Agreement between the Trust (on behalf of the DGA Absolute Return ETF) and Toroso Investments, LLC, previously filed with Post-Effective Amendment No. 79 on April 14, 2023.
(x)	Investment Advisory Agreement between the Trust (on behalf of the Tactical Advantage ETF) and Toroso Investments, LLC, previously filed with Post-Effective Amendment No. 72 on April 6, 2023.
(xi)	Investment Advisory Agreement between the Trust (on behalf of the Roundhill Generative AI & Technology ETF) and Toroso Investments, LLC, previously filed with Post-Effective Amendment No. 88 on Form N-1A on May 12, 2023 and is incorporated herein by reference.
(xii)	Investment Advisory Agreement between the Trust (on behalf of the Blueprint Chesapeake Multi-Asset Trend ETF) and Toroso Investments, LLC, previously filed with Post-Effective Amendment No. 102 on Form N-1A on June 27, 2023 and is incorporated herein by reference.
(xiii)	Investment Advisory Agreement between the Trust (on behalf of Cboe Validus S&P 500 Dynamic PutWrite Index ETF) and Toroso Investments, LLC, previously filed with Post-Effective Amendment No. 107 on Form N-1A on July 25, 2023 and incorporated herein by reference.
(xiv)	Investment Advisory Agreement between the Trust (on behalf of the Grizzle Growth ETF) and Toroso Investments, LLC, previously filed with Post-Effective Amendment No. 109 on Form N-1A on August 7, 2023 and is incorporated herein by reference.
(xv)	Investment Advisory Agreement between the Trust (on behalf of CoreValues Alpha Greater China Growth ETF) and Toroso Investments, LLC, previously filed with Post-Effective Amendment No. 124 on Form N-1A on September 20, 2023 and is incorporated herein by reference.
(i) First Amendment to Investment Advisory Agreement adding CoreValues America First Technology Index ETF, previously filed with Post-Effective Amendment No. 463 on Form N-1A on November 10, 2025 and is incorporated herein by reference.
(xvi)	Investment Advisory Agreement between the Trust (on behalf of Defiance Nasdaq 100 Weekly Distribution ETF, Defiance S&P 500 Weekly Distribution ETF and Defiance R2000 Weekly Distribution ETF) and Toroso Investments, LLC, previously filed with Post-Effective Amendment No. 117 on Form N-1A on August 25, 2023 and is incorporated herein by reference.
(i) First Amendment to Investment Advisory Agreement to add the following series: Defiance Treasury Alternative Yield ETF, previously filed with Post-Effective Amendment No. 155 on Form N-1A on January 23, 2024 and is incorporated herein by reference.

(ii) Second Amendment to the Investment Advisory Agreement to add the following series the Defiance Developed Markets Enhanced Options Income ETF, Defiance Emerging Markets Enhanced Options Income ETF, Defiance Nasdaq 100 Target Income ETF, Defiance S&P 500 Target Income ETF and Defiance R2000 Target Income ETF previously filed with Post-Effective Amendment No. 165 on Form N-1A on February 1, 2024 and is incorporated herein by reference.
(iii) Third Amendment to the Investment Advisory Agreement to add the following series: Defiance Nasdaq 100 Target Income ETF, Defiance S&P 500 Target Income ETF and Defiance R2000 Target Income ETF, previously filed with Post-Effective Amendment No. 177 on Form N-1A on February 28, 2024, and is incorporated herein by reference.
(iv) Fourth Amendment to the Investment Advisory Agreement to add the following series: Defiance Gold Enhanced Options Income ETF, Defiance Silver Enhanced Options Income ETF, Defiance Oil Enhanced Options Income ETF, and Defiance Treasury Enhanced Options Income ETF, previously filed with Post-Effective Amendment No. 206 on Form N-1A on April 29, 2024 and is incorporated herein by reference.
(v) Fifth Amendment to the Investment Advisory Agreement to add the following series: the Defiance Daily Target 2X Long Copper ETF, Defiance Daily Target 2X Long RIOT ETF (formerly known as Defiance Daily Target 2X Long Carbon ETF), Defiance Daily Target 2X Long China Dragons ETF (formerly known as Defiance Daily Target 2X Long Lithium ETF), Defiance Daily Target 2X Long Solar ETF, Defiance Daily Target 2X Long Uranium ETF, Defiance Daily Target 2X Long LLY ETF, Defiance Daily Target 2X Long MSTR ETF, Defiance Daily Target 2X Long NVO ETF, Defiance Daily Target 2X Long AVGO ETF, Defiance Daily Target 2X Long SMCI ETF and Defiance Daily Target 2X Short MSTR ETF, previously filed with Post-Effective Amendment No. 216 on Form N-1A on May 22, 2024 and is incorporated herein by reference.
(vi) Sixth Amendment to the Investment Advisory Agreement – not applicable.
(vii) Seventh Amendment to the Investment Advisory Agreement – not applicable.
(viii) Eighth Amendment to the Investment Advisory Agreement to add the following series: Defiance Large Cap ex-Mag 7 ETF, previously filed with Post-Effective Amendment No. 266 on Form N-1A on October 11, 2024 and is incorporated herein by reference.
(ix) Ninth Amendment to the Investment Advisory Agreement to add the following series: Defiance Daily Target 2X Long SOFI ETF, Defiance Daily Target 2X Long AMAT ETF, Defiance Daily Target 2X Long GOLD ETF, Defiance Daily Target 2X Long ORCL ETF, Defiance Daily Target 2X Long FSLR ETF, Defiance Daily Target 2X Long DKNG ETF, Defiance Hot Sauce Daily 3X Strategy ETF and Defiance AI & Power Infrastructure ETF, previously filed with Post-Effective Amendment No. 299 on Form N-1A on January 14, 2025 and is incorporated herein by reference.
(x) Tenth Amendment to the Investment Advisory Agreement to add the following series: Defiance Daily Target 2X Long HIMS ETF, Defiance Daily Target 2X Long IONQ ETF, Defiance Daily Target 2X Long RKLB ETF, Defiance Daily Target 2X Long CVNA ETF, Defiance Daily Target 2X Long HOOD ETF, Defiance Daily Target 2X Long VST ETF, Defiance Daily Target 2X Long JPM ETF, Defiance Daily Target 2X Long PENN ETF, Defiance Daily Target 2X Long SOUN ETF, Defiance Daily Target 2X Long MRVL ETF, Defiance Daily Target 2X Long RGTI ETF, Defiance Leveraged Long MSTR ETF, Defiance Leveraged Long + Income MSTR ETF, Defiance Daily Target 2X Short RIOT ETF, Defiance Daily Target 2X Short SMCI ETF and Defiance Daily Target 2X Short LLY ETF, previously filed with Post-Effective Amendment No. 327 on Form N-1A on March 11, 2025 and is incorporated herein by reference.
(xi) Eleventh Amendment to the Investment Advisory Agreement to add the following series: Defiance Daily Target 2X Long DJT ETF, Defiance Daily Target 2X Long RDDT ETF, Defiance Trillion Dollar Club Index ET, Defiance Nasdaq 100 LightningSpread™ Income ETF, Defiance S&P 500 LightningSpread™ Income ETF, Defiance Russell 2000 LightningSpread™ Income ETF, Defiance Daily Target 2X Short CVNA ETF, Defiance Daily Target 2X Short IONQ ETF, Defiance Daily Target 2X Short PLTR ETF, Defiance Daily Target 2X Short RKLB ETF, Defiance Daily Target 2X Long ANET ETF, Defiance Daily Target 2X Long ARM ETF, Defiance Daily Target 2X Long PM ETF, and Defiance Daily Target 2X Long UBER ETF, previously filed with Post-Effective Amendment No. 339 on Form N-1A on April 8, 2025 and is incorporated herein by reference.
(xii) Twelfth Amendment to the Investment Advisory Agreement to add the following series: Defiance 2X Daily Long Pure Quantum ETF, Defiance MAGA Seven ETF, Defiance Daily Target 2X Long OKLO ETF, Defiance Daily Target 2X Long QBTS ETF, Defiance Daily Target 2X Short RGTI ETF, Defiance Daily Target 2X Short QBTS ETF and Defiance Nasdaq 100 Double Short Hedged ETF, previously filed with Post-Effective Amendment No. 366 on Form N-1A on June 17, 2025 and is incorporated herein by reference.
(xiii) Thirteenth Amendment to the Investment Advisory Agreement to add the following series: Defiance Vol Carry Hedged ETF, Defiance Enhanced Short Vol ETF, Defiance Enhanced Long Vol ETF, Defiance Leveraged Long + Income AAPL ETF, Defiance Leveraged Long + Income AMD ETF, Defiance Leveraged Long + Income AMZN ETF, Defiance Leveraged Long + Income BRK.B ETF, Defiance Leveraged Long + Income COIN ETF, Defiance Leveraged Long + Income GOOG ETF, Defiance Leveraged Long + Income HIMS ETF, Defiance Leveraged Long + Income HOOD ETF, Defiance Leveraged Long + Income META ETF, Defiance Leveraged Long + Income NFLX ETF, Defiance Leveraged Long + Income NVDA ETF, Defiance Leveraged Long + Income PLTR ETF, Defiance Leveraged Long + Income SMCI ETF and Defiance Leveraged Long + Income TSLA ETF, previously filed with Post-Effective Amendment No. 382 on Form N-1A on July 15, 2025, is hereby incorporated by reference.

(xiv) Fourteenth Amendment to the Investment Advisory Agreement to add the following series: Defiance Leveraged Long + Income CRCL ETF, Defiance Leveraged Long + Income CRWV ETF, Defiance Leveraged Long + Income GLXY ETF, Defiance Leveraged Long + Income Magnificent Seven ETF, Defiance Leveraged Long + Income Nasdaq 100 ETF, Defiance Leveraged Long + Income S&P 500 ETF, Defiance Leveraged Long + Income Ethereum ETF and Defiance Leveraged Long + Income Bitcoin ETF, previously filed with Post-Effective Amendment No. 408 on Form N-1A on August 25, 2025, is hereby incorporated by reference.
(xv) Fifteenth Amendment to the Investment Advisory Agreement to add the following series: Defiance Daily Target 2X Long ALAB ETF, Defiance Daily Target 2X Long APLD ETF, Defiance Daily Target 2X Long AVAV ETF, Defiance Daily Target 2X Long JOBY ETF, Defiance Daily Target 2X Long KTOS ETF, Defiance Daily Target 2X Long LMND ETF, Defiance Daily Target 2X Long NBIS ETF, Defiance Daily Target 2X Long NVTS ETF, Defiance Daily Target 2X Long OSCR ETF, Defiance Daily Target 2X Long PONY ETF, Defiance Daily Target 2X Long RCAT ETF, Defiance Daily Target 2X Long RBRK ETF and Defiance Daily Target 2X Long ZETA ETF Defiance Daily Target 2X Long ET ETF, Defiance Daily Target 2X Long FIG ETF, Defiance Daily Target 2X Long IREN ETF, Defiance Daily Target 2X Long MP ETF, Defiance Daily Target 2X Long QS ETF Defiance Daily Target 2X Long AEO ETF, Defiance Daily Target 2X Long BLSH ETF, Defiance Daily Target 2X Long DASH ETF, Defiance Daily Target 2X Long MRNA ETF and Defiance U.S. Dividend Equity Paid Weekly ETF, previously filed with Post-Effective Amendment No. 433 on Form N-1A on September 24, 2025, is hereby incorporated by reference.
(xvi) Sixteenth Amendment to the Investment Advisory Agreement to add the following series: Defiance Leveraged Long BEAM ETF, Defiance Leveraged Long SBET ETF, Defiance Leveraged Long OPEN ETF and Defiance Leveraged Long EOSE ETF, Defiance Leveraged Long + Income BMNR ETF, Defiance Leveraged Long + Income SOFI ETF, Defiance Leveraged Long + Income XRP ETF, Defiance Leveraged Long + Income SOL ETF, Defiance Leveraged Long DOCN ETF, Defiance Leveraged Long HTZ ETF, Defiance Leveraged Long NEGG ETF, Defiance Leveraged Long NMAX ETF, Defiance Leveraged Long RUM ETF, Defiance Daily Target 2X Short AMD ETF, Defiance Daily Target 2X Short APP ETF, Defiance Daily Target 2X Short ASTS ETF, Defiance Daily Target 2X Short AVGO ETF, Defiance Daily Target 2X Short BBAI ETF, Defiance Daily Target 2X Short BMNR ETF, Defiance Daily Target 2X Short CRCL ETF, Defiance Daily Target 2X Short HIMS ETF, Defiance Daily Target 2X Short HOOD ETF, Defiance Daily Target 2X Short INTC ETF, Defiance Daily Target 2X Short MRVL ETF, Defiance Daily Target 2X Short MU ETF, Defiance Daily Target 2X Short NVO ETF, Defiance Daily Target 2X Short OKLO ETF, Defiance Daily Target 2X Short OSCR ETF, Defiance Daily Target 2X Short SBET ETF, Defiance Daily Target 2X Short TSM ETF, and Defiance Daily Target 2X Short UNH ETF, Defiance Daily Target 2X Long CHWY ETF, Defiance Daily Target 2X Long CAVA ETF, Defiance Daily Target 2X Long ELF ETF, Defiance Daily Target 2X Long WYNN ETF, Defiance Daily Target 2X Long ESLT ETF, Defiance Daily Target 2X Long BMNR ETF, Defiance QTUM Options Income ETF, Defiance Daily Target 2X Long AA ETF, Defiance Daily Target 2X Long CAE ETF, Defiance Daily Target 2X Long CSCO ETF, Defiance Daily Target 2X Long EBAY ETF, Defiance Daily Target 2X Long EXEL ETF, Defiance Daily Target 2X Long IBKR ETF, Defiance Daily Target 2X Long KLAC ETF, Defiance Daily Target 2X Long MPWR ETF, Defiance Daily Target 2X Long PFE ETF, Defiance Daily Target 2X Long SE ETF, Defiance Daily Target 2X Long ERIC ETF and Defiance Daily Target 2X Long UPS ETF, previously filed with Post-Effective Amendment No. 457 on Form N-1A on October 29, 2025 and is incorporated herein by reference.
(xvii) Seventeenth Amendment to the Investment Advisory Agreement to add the following series: Defiance Daily Target 2X Short APLD ETF, Defiance Daily Target 2X Short ARM ETF, Defiance Daily Target 2X Short BE ETF, Defiance Daily Target 2X Short BITF ETF, Defiance Daily Target 2X Short CLSK ETF, Defiance Daily Target 2X Short CRWV ETF, Defiance Daily Target 2X Short IREN ETF, Defiance Daily Target 2X Short JOBY ETF, Defiance Daily Target 2X Short NBIS ETF, Defiance Daily Target 2X Short NVTS ETF, Defiance Daily Target 2X Short OPEN ETF, Defiance Daily Target 2X Short ORCL ETF, Defiance Daily Target 2X Short SMR ETF, Defiance Daily Target 2X Short SNOW ETF, and Defiance Daily Target 2X Short UPST ETF - to be filed by amendment.
(xviii) Eighteenth Amendment to the Investment Advisory Agreement to add the following series: Defiance Daily Target 2X Long BITF ETF, Defiance Daily Target 2X Long CLS ETF, Defiance Daily Target 2X Long HPQ ETF, Defiance Daily Target 2X Long JMIA ETF, Defiance Daily Target 2X Long LUNR ETF, Defiance Daily Target 2X Long ONDS ETF, Defiance Daily Target 2X Long RKT ETF, Defiance Daily Target 2X Long PGY ETF, and Defiance Daily Target 2X Long PL ETF - to be filed by amendment.
(xix) Nineteenth Amendment to the Investment Advisory Agreement to add the following series: Defiance Daily Target 2X Long BE ETF, Defiance Daily Target 2X Long BIIB ETF, Defiance Daily Target 2X Long BTQ ETF, Defiance Daily Target 2X Long ETHM ETF, Defiance Daily Target 2X Long JBLU ETF, Defiance Daily Target 2X Long NOK ETF, Defiance Daily Target 2X Long OXY ETF, Defiance Daily Target 2X Long RMBS ETF, Defiance Daily Target 2X Long VRTX ETF, Defiance Daily Target 2X Long WING ETF and Defiance Daily Target 2X Long ZIM ETF - to be filed by amendment.
(xx) Twentieth Amendment to the Investment Advisory Agreement to add the following series: Defiance Long Pure Quantum ETF - to be filed by amendment.
(xxi) Twenty-First Amendment to the Investment Advisory Agreement to add the following series: Defiance Daily Target 2X Long WLTH ETF - to be filed by amendment.

(xxii) Twenty-Second Amendment to the Investment Advisory Agreement to add the following series: Defiance Daily 2X Short Pure Quantum Computing Index ETF - to be filed by amendment.
(xxiii) Twenty-Third Amendment to the Investment Advisory Agreement to add the following series: Defiance 2X Daily Long Pure Drone and Aerial Automation ETF - to be filed by amendment.
(xxiv) Twenty-Fourth Amendment to the Investment Advisory Agreement to add the following series: Defiance Daily Target 2X Long CLF ETF, Defiance Daily Target 2X Long PLUG ETF, Defiance Daily Target 2X Long UUUU ETF, Defiance Daily Target 2X Long CCJ ETF, Defiance Daily Target 2X Long DNN ETF, Defiance Daily Target 2X Long HL ETF, Defiance Daily Target 2X Long NDAQ ETF, Defiance Daily Target 2X Long PAAS ETF, Defiance Daily Target 2X Long PATH ETF, Defiance Daily Target 2X Long POET ETF, Defiance Daily Target 2X Long COMM ETF and Defiance Daily Target 2X Long AMKR ETF - to be filed by amendment.
(xxv) Twenty-Fifth Amendment to the Investment Advisory Agreement to add the following series: Defiance Daily Target 2X Short RKT ETF - to be filed by amendment.
(xxvi) Twenty-Sixth Amendment to the Investment Advisory Agreement to add the following series: Defiance AdvMicrDev LightningSpread™ Income ETF, Defiance AAPL LightningSpread™ Income ETF, Defiance Blkstne LightningSpread™ Income ETF, Defiance CRCL LightningSpread™ Income ETF, Defiance COIN LightningSpread™ Income ETF, Defiance FcBk LightningSpread™ Income ETF, Defiance MSTR LightningSpread™ Income ETF, Defiance NVDA LightningSpread™ Income ETF, Defiance ORCL LightningSpread™ Income ETF, Defiance PLTR LightningSpread™ Income ETF, Defiance TSLA LightningSpread™ Income ETF, Defiance Bitcoin LightningSpread™ Income ETF, Defiance Ethereum LightningSpread™ Income ETF, Defiance Gold LightningSpread™ Income ETF, Defiance Gold Miners LightningSpread™ Income ETF, Defiance Silver LightningSpread™ Income ETF, Defiance Solana LightningSpread™ Income ETF, and Defiance XRP LightningSpread™ Income ETF - to be filed by amendment.
(xxvii) Twenty-Seventh Amendment to the Investment Advisory Agreement to add the following series: Defiance Daily Target 2X Long AMTM ETF - to be filed by amendment.
(xvii)	Investment Advisory Agreement between the Trust (on behalf of Hilton Small-MidCap Opportunity ETF) and Tidal Investments LLC, previously filed with Post-Effective Amendment No. 135 on Form N-1A on November 20, 2023 and is incorporated herein by reference.
(i) First Amendment to the Investment Advisory Agreement adding Hilton BDC Corporate Bond ETF, previously filed with Post-Effective Amendment No. 356 on Form N-1A on June 2, 2025 and is incorporated herein by reference.
(xviii)	Investment Advisory Agreement between the Trust (for the Quantify Absolute Income ETF) and Tidal Investments LLC, previously filed with Post-Effective Amendment No. 197 on Form N-1A on April 5, 2024 and is incorporated herein by reference.
(i) First Amendment to the Investment Advisory Agreement to add the following series: STKd 100% Bitcoin & 100% Gold ETF, previously filed with Post-Effective Amendment No. 264 on Form N-1A on September 23, 2024 and is incorporated herein by reference.
(ii) Second Amendment to the Investment Advisory Agreement to add the following series: STKd 100% COIN & 100% NVDA ETF, STKd 100% NVDA & 100% MSTR ETF, STKd 100% MSTR & 100% COIN ETF, STKd 100% COIN & 100% HOOD ETF, STKd 100% NVDA & 100% AMD ETF, STKd 100% TSLA & 100% MSTR ETF, STKd 100% TSLA & 100% NVDA ETF, STKd 100% SMCI & 100% NVDA ETF, STKd 100% UBER & 100% TSLA ETF and STKd 100% META & 100% AMZN ETF, previously filed with Post-Effective Amendment No. 316 on Form N-1A on February 24, 2025 and is incorporated herein by reference.
(iii) Third Amendment to the Investment Advisory Agreement to add the following series: Quantify 2X Daily All Cap Crypto ETF, Quantify 2X Daily Alt Season Crypto ETF and Quantify 2X Daily AltAlt Season Crypto ETF – to be filed by amendment.
(iv) Fourth Amendment to the Investment Advisory Agreement to add the following series: IncomeSTKd 1x US Stocks & 1x Bitcoin Premium ETF, IncomeSTKd 1x US Stocks & 1x Gold Premium ETF, IncomeSTKd 1x Bitcoin & 1x Gold Premium ETF, IncomeSTKd 1x Treasury & 1x Gold Premium ETF, IncomeSTKd 1x Bitcoin & 1x Treasury Premium ETF, IncomeSTKd 1x US Stocks & 1x Treasury Premium ETF, IncomeQ 1.5x Bitcoin & Bitcoin Treasury mNAV Harvester ETF, and IncomeQ 1.5x Crypto & Crypto Treasury mNAV Harvester ETF – to be filed by amendment.
(xix)	Investment Advisory Agreement between the Trust (for the iREIT – MarketVector Quality REIT Index ETF) and Tidal Investments LLC, previously filed with Post-Effective Amendment No. 181 on Form N-1A on February 29, 2024 and is incorporated herein by reference.
(xx)	Investment Advisory Agreement between the Trust (for Even Herd Long Short ETF) and Tidal Investments LLC, previously filed with Post-Effective Amendment No. 194 on Form N-1A on March 26, 2024 and is incorporated herein by reference.
(xxi)	Investment Advisory Agreement between the Trust (for Peerless Option Wheel ETF) and Tidal Investments LLC, previously filed with Post-Effective Amendment No. 211 on Form N-1A on May 10, 2024 and is incorporated herein by reference.

(xxii)	Investment Advisory Agreement between the Trust (for Clockwise Core Equity & Innovation ETF) and Tidal Investments LLC – previously filed with Post-Effective Amendment No. 224 on Form N-1A on June 11, 2024 and is incorporated herein by reference.
(xxiii)	Investment Advisory Agreement between the Trust (for Cambria Chesapeake Pure Trend ETF) and Tidal Investments LLC, previously filed with Post-Effective Amendment No. 213 on Form N-1A on May 21, 2024 and is incorporated herein by reference.
(i) First Amendment to the Investment Advisory Agreement to add the following series: Chesapeake Trend-Following Fixed Income ETF - to be filed by amendment.
(xxiv)	Investment Sub-Advisory Agreement between Toroso Investments, LLC and Carbon Collective Investing, LLC (for the Carbon Collective Climate Solutions U.S. Equity ETF), previously filed with the Trusts registration statement on Form N-1A/A on July 12, 2022, is hereby incorporated by reference.
(a) First Amendment to Investment Advisory Agreement to add the following series: Carbon Collective Short Duration Green Bond ETF, previously filed with Post-Effective Amendment No. 196 on Form N-1A on April 2, 2024 and is incorporated herein by reference.
(xxv)	Investment Sub-Advisory Agreement between Toroso Investments, LLC and Nicholas Wealth, LLC (for the Nicholas Fixed Income Alternative ETF), previously filed with Post-Effective Amendment No. 34 on Form N-1A on November 22, 2022 and is incorporated herein by reference.
(i) First Amendment to the Sub-Advisory Agreement adding: Nicholas Global Equity and Income ETF – previously filed with Post-Effective Amendment No. 238 on Form N-1A on July 23, 2024 and is incorporated herein by reference.
(ii) Second Amendment to the Sub-Advisory Agreement adding: Nicholas Crypto Income ETF, previously filed with Post-Effective Amendment No. 363 on Form N-1A on June 10, 2025 and is incorporated herein by reference.
(iii) Third Amendment to the Sub-Advisory Agreement adding: Nicholas Gold Income ETF, Nicholas Silver Income ETF, Nicholas Nuclear Income ETF and Nicholas Defense and Rare Earth Income ETF – to be filed by amendment.
(iv) Fourth Amendment to the Sub-Advisory Agreement adding: Nicholas Bitcoin and Treasuries AfterDark ETF and Nicholas Bitcoin Tail ETF – to be filed by amendment.
(xxvi)	Investment Sub-Advisory Agreement between Toroso Investments, LLC and Pinnacle Family Advisors, LLC (for the Pinnacle Focused Opportunities ETF) previously filed with Post-Effective Amendment No. 45 on Form N-1A on December 28, 2022 and is incorporated herein by reference.
(xxvii)	Investment Sub-Advisory Agreement between Toroso Investments, LLC and Family Dynasty Advisors LLC (for the Tactical Advantage ETF), previously filed with Post-Effective Amendment No. 72 on Form N-1A on April 6, 2023 and is incorporated herein by reference.
(xxviii)	Investment Sub-Advisory Agreement between Tidal Investments LLC and Newfound Research LLC (for the Return Stacked® Bonds & Managed Futures ETF, Return Stacked® Global Stocks & Bonds ETF, Return Stacked® U.S. Stocks & Managed Futures ETF, Return Stacked® Bonds & Futures Yield ETF, Return Stacked® U.S. Equity & Futures Yield ETF and Return Stacked® Bonds & Merger Arbitrage ETF), previously filed with Post-Effective Amendment No. 291 on Form N-1A on December 16, 2024 and is incorporated herein by reference.
(i) First Amendment to the Investment Sub-Advisory Agreement between Tidal Investment LLC and Newfound Research LLC (for the Return Stacked® U.S. Stocks & Gold/Bitcoin ETF) – previously filed with Post-Effective Amendment No. 342 on Form N-1A on April 25, 2025 and is incorporated herein by reference.
(ii) Second Amendment to the Investment Sub-Advisory Agreement between Tidal Investment LLC and Newfound Research LLC (for the Return Stacked® Bonds & Managed Futures ETF, Return Stacked® Global Stocks & Bonds ETF, Return Stacked® U.S. Stocks & Managed Futures ETF, Return Stacked® Bonds & Futures Yield ETF, Return Stacked® U.S. Equity & Futures Yield ETF, Return Stacked® Bonds & Merger Arbitrage ETF and Return Stacked® U.S. Stocks & Gold/Bitcoin ETF), previously filed with Post-Effective Amendment No. 355 on Form N-1A on May 27, 2025 and is incorporated herein by reference.
(xxix)	Investment Sub-Advisory Agreement between Toroso Investments, LLC and Montrose Estate Capital Management, LLC d/b/a Days Global Advisors (for the DGA Absolute Return ETF), previously filed with Post-Effective Amendment No. 79 on April 14, 2023.
(xxx)	Investment Sub-Advisory Agreement between Toroso Investments, LLC and Veridien Global Investors LLC (for the Veridien Climate Action ETF), previously filed with Post-Effective Amendment No. 74 on Form N-1A on April 11, 2023 and is incorporated herein by reference.
(xxxi)	Investment Sub-Advisory Agreement between Toroso Investments, LLC and Roundhill Financial Inc. (for the Roundhill Generative AI & Technology ETF), previously filed with Post-Effective Amendment No. 88 on Form N-1A on May 12, 2023 and is incorporated herein by reference.
(xxxii)	Investment Sub-Advisory Agreement between Toroso Investments, LLC and Chesapeake Capital Corporation (for the Blueprint Chesapeake Multi-Asset Trend ETF), previously filed with Post-Effective Amendment No. 102 on Form N-1A on June 27, 2023 and is incorporated herein by reference.
(xxxiii)	Investment Sub-Advisory Agreement between Toroso Investments, LLC and Blueprint Fund Management, LLC (for the Blueprint Chesapeake Multi-Asset Trend ETF), previously filed with Post-Effective Amendment No. 102 on Form N-1A on June 27, 2023 and is incorporated herein by reference.

	(xxxiv)	Investment Sub-Advisory Agreement between Toroso Investments, LLC and Grizzle Investment Management LLC (for the Grizzle Growth ETF), previously filed with Post-Effective Amendment No. 109 on Form N-1A on August 7, 2023 and is incorporated herein by reference.
	(xxxv)	Investment Sub-Advisory Agreement between Toroso Investments, LLC and Cambria Investment Management, L.P. (for the Grizzle Growth ETF), previously filed with Post-Effective Amendment No. 109 on Form N-1A on August 7, 2023 and is incorporated herein by reference.
	(xxxvi)	Investment Sub-Advisory Agreement between Toroso Investments, LLC and MSA Power Funds LLC (for the CoreValues Alpha Greater China Growth ETF, previously filed with Post-Effective Amendment No. 124 on Form N-1A on September 20, 2023 and is incorporated herein by reference.
(i) First Amendment to the Sub-Advisory Agreement between Tidal Investment LLC and MSA Power Funds LLC (for the CoreValues America First Technology Index ETF), previously filed with Post-Effective Amendment No. 463 on Form N-1A on November 10, 2025 and is incorporated herein by reference.
	(xxxvii)	Investment Sub-Advisory Agreement between Tidal Investments LLC and Hilton Capital Management, LLC (on behalf of Hilton Small-MidCap Opportunity ETF), previously filed with Post-Effective Amendment No. 135 on Form N-1A on November 20, 2023 and is incorporated herein by reference.
(i) First Amendment to the Investment Sub-Advisory Agreement Adding: Hilton BDC Corporate Bond ETF, previously filed with Post-Effective Amendment No. 356 on Form N-1A on June 2, 2025 and is incorporated herein by reference.
	(xxxviii)	Investment Sub-Advisory Agreement between Tidal Investments LLC and Quantify Chaos Advisors, LLC (for the Quantify Absolute Income ETF), previously filed with Post-Effective Amendment No. 197 on Form N-1A on April 5, 2024 and is incorporated herein by reference.
(i) First Amendment to the Investment Sub-Advisory Agreement Adding: STKd 100% Bitcoin & 100% Gold ETF, previously filed with Post-Effective Amendment No. 266 on Form N-1A on October 11, 2024 and is incorporated herein by reference.
(ii) Second Amendment to the Investment Sub-Advisory Agreement Adding: STKd 100% COIN & 100% NVDA ETF, STKd 100% NVDA & 100% MSTR ETF, STKd 100% MSTR & 100% COIN ETF, STKd 100% COIN & 100% HOOD ETF, STKd 100% NVDA & 100% AMD ETF, STKd 100% TSLA & 100% MSTR ETF, STKd 100% TSLA & 100% NVDA ETF, STKd 100% SMCI & 100% NVDA ETF, STKd 100% UBER & 100% TSLA ETF and STKd 100% META & 100% AMZN ETF, previously filed with Post-Effective Amendment No. 316 on Form N-1A on February 24, 2025 and is incorporated herein by reference.
(iii) Third Amendment to the Investment Sub-Advisory Agreement Adding: Quantify 2X Daily All Cap Crypto ETF, Quantify 2X Daily Alt Season Crypto ETF and Quantify 2X Daily AltAlt Season Crypto ETF – to be filed by amendment.
(iv) Fourth Amendment to the Investment Sub-Advisory Agreement Adding: IncomeSTKd 1x US Stocks & 1x Bitcoin Premium ETF, IncomeSTKd 1x US Stocks & 1x Gold Premium ETF, IncomeSTKd 1x Bitcoin & 1x Gold Premium ETF, IncomeSTKd 1x Treasury & 1x Gold Premium ETF, IncomeSTKd 1x Bitcoin & 1x Treasury Premium ETF, IncomeSTKd 1x US Stocks & 1x Treasury Premium ETF, IncomeQ 1.5x Bitcoin & Bitcoin Treasury mNAV Harvester ETF, and IncomeQ 1.5x Crypto & Crypto Treasury mNAV Harvester ETF – to be filed by amendment.
	(xxxix)	Investment Sub-Advisory Agreement between Tidal Investments LLC and Artesian Capital Management (Delaware) LP (for Carbon Collective Short Duration Green Bond ETF), previously filed with Post-Effective Amendment No. 196 on Form N-1A on April 2, 2024 and is incorporated herein by reference.
	(xl)	Investment Sub-Advisory Agreement between Tidal Investments LLC and Even Herd, LLC (for Even Herd Long Short ETF), previously filed with Post-Effective Amendment No. 194 on Form N-1A on March 26, 2024 and is incorporated herein by reference.
	(xli)	Investment Sub-Advisory Agreement between Tidal Investments LLC and Peerless Wealth LLC (for Peerless Option Wheel ETF), previously filed with Post-Effective Amendment No. 211 on Form N-1A on May 10, 2024 and is incorporated herein by reference.
	(xlii)	Investment Sub-Advisory Agreement between Tidal Investments LLC and Clockwise Capital LLC (for Clockwise Core Equity & Innovation ETF), previously filed with Post-Effective Amendment No. 295 on Form N-1A on December 23, 2024 and is incorporated herein by reference.
	(xliii)	Investment Sub-Advisory Agreement between Tidal Investments LLC and Chesapeake Capital Corporation (for Cambria Chesapeake Pure Trend ETF), previously filed with Post-Effective Amendment No. 213 on Form N-1A on May 21, 2024 and is incorporated herein by reference.
(i) First Amendment to the Investment Sub-Advisory Agreement to add the following series: Chesapeake Trend-Following Fixed Income ETF - to be filed by amendment.
	(xliv)	Investment Sub-Advisory Agreement between Tidal Investments LLC and Cambria Investment Management, L.P (for Cambria Chesapeake Pure Trend ETF), previously filed with Post-Effective Amendment No. 213 on Form N-1A on May 21, 2024 and is incorporated herein by reference.
(e)	(i)	Distribution Agreement between the Trust and Foreside Fund Services, LLC, previously filed with the Trusts’ registration statement on Form N-1A/A on July 12, 2022, is hereby incorporated by reference.

(1) First Amendment to the Distribution Agreement (adding YieldMax® AAPL Option Income ETF, YieldMax® AMZN Option Income Strategy ETF, YieldMax® BRK.B Option Income Strategy ETF, YieldMax® COIN Option Income Strategy ETF, YieldMax® META Option Income Strategy ETF, YieldMax® GOOG Option Income Strategy ETF, YieldMax® NFLX Option Income Strategy ETF, YieldMax® NVDA Option Income Strategy ETF, YieldMax® XYZ Option Income Strategy ETF, YieldMax® TSLA Option Income Strategy ETF, YieldMax® ARKK Option Income Strategy ETF, YieldMax® KWEB Option Income Strategy ETF, YieldMax® GDX Option Income Strategy ETF, YieldMax® XBI Option Income Strategy ETF, and YieldMax® TLT Option Income Strategy ETF, and Senior Secured Credit Opportunities ETF), previously filed with Post-Effective Amendment No. 15 on Form N-1A on October 13, 2022 and is incorporated herein by reference.
(2) Third Amendment to the Distribution Agreement (adding Nicholas Fixed Income Alternative ETF), previously filed with Post-Effective Amendment No. 34 on Form N-1A on November 22, 2022 and is incorporated herein by reference.
(3) Fourth Amendment to the Distribution Agreement (adding Pinnacle Focused Opportunities ETF and Veridien Climate Action ETF), previously filed with Post-Effective Amendment No. 45 on Form N-1A on December 28, 2022 and is incorporated herein by reference.
(4) Fifth Amendment to the Distribution Agreement (adding Return Stacked® Bonds & Managed Futures ETF and Return Stacked® Global Stocks & Bonds ETF), previously filed with Post-Effective Amendment No. 56 on Form N-1A on February 6, 2023 and is incorporated herein by reference.
(5) Sixth Amendment to the Distribution Agreement (adding DGA Absolute Return ETF and Tactical Advantage ETF), previously filed with Post-Effective Amendment No. 72 on Form N-1A on April 6, 2023 and is incorporated herein by reference.
(6) Seventh Amendment to the Distribution Agreement (adding Roundhill Generative AI & Technology ETF), previously filed with Post-Effective Amendment No. 83 on Form N-1A on May 2, 2023 and is incorporated herein by reference.
(7) Eighth Amendment to the Distribution Agreement (adding Blueprint Chesapeake Multi-Asset Trend ETF), previously filed with Post-Effective Amendment No. 102 on Form N-1A on June 27, 2023 and is incorporated herein by reference.
(8) Ninth Amendment to the Distribution Agreement (adding Cboe Validus S&P 500 Dynamic PutWrite Index ETF, Grizzle Growth ETF, YieldMax® MSTR Option Income Strategy ETF, YieldMax® ABNB Option Income Strategy ETF, YieldMax® AMD Option Income Strategy ETF, YieldMax® MRNA Option Income Strategy ETF, YieldMax® PYPL Option Income Strategy ETF, YieldMax® DIS Option Income Strategy ETF, YieldMax® JPM Option Income Strategy ETF, YieldMax® MSFT Option Income Strategy ETF, and YieldMax® XOM Option Income Strategy ETF), previously filed with Post-Effective Amendment No. 107 on Form N-1A on July 25, 2023 and is incorporated herein by reference.
(9) Tenth Amendment to the Distribution Agreement (adding Return Stacked® U.S. Stocks & Managed Futures ETF, Defiance Nasdaq 100 Weekly Distribution ETF, Defiance S&P 500 Weekly Distribution ETF and Defiance R2000 Weekly Distribution ETF), previously filed with Post-Effective Amendment No. 117 on Form N-1A on August 25, 2023 and is incorporated herein by reference.
(10) Eleventh Amendment to the Distribution Agreement (adding CoreValues Alpha Greater China Growth ETF, YieldMax® ADBE Option Income Strategy ETF, YieldMax® AI Option Income Strategy ETF, YieldMax® BA Option Income Strategy ETF, YieldMax® BIIB Option Income Strategy ETF, YieldMax® INTC Option Income Strategy ETF, YieldMax® NKE Option Income Strategy ETF, YieldMax® ORCL Option Income Strategy ETF, YieldMax® ROKU Option Income Strategy ETF, YieldMax® SNOW Option Income Strategy ETF, YieldMax® TGT Option Income Strategy ETF and YieldMax® ZM Option Income Strategy ETF), previously filed with Post-Effective Amendment No. 130 on Form N-1A on October 6, 2023 and is incorporated herein by reference.
(11) Twelfth Amendment to the Distribution Agreement (adding Hilton Small-MidCap Opportunity ETF), previously filed with Post-Effective Amendment No. 153 on Form N-1A on January 8, 2024 and is incorporated herein by reference.
(12) Thirteenth Amendment to the Distribution Agreement (adding YieldMax® Universe Fund of Option Income ETFs, YieldMax® Magnificent 7 Fund of Option Income ETFs and Defiance Treasury Alternative Yield ETF), previously filed with Post-Effective Amendment No. 153 on Form N-1A on January 8, 2024 and is incorporated herein by reference.
(13) Fourteenth Amendment to the Distribution Agreement (adding Defiance Developed Markets Enhanced Options Income ETF, Defiance Emerging Markets Enhanced Options Income ETF, Defiance Nasdaq 100 Target Income ETF, Defiance S&P 500 Target Income ETF, Defiance R2000 Target Income ETF Quantify Absolute Income ETF, iREIT – MarketVector Quality REIT Index ETF, YieldMax® Ultra Option Income Strategy ETF and YieldMax® MSTR Option Income Strategy ETF), previously filed with Post-Effective Amendment No. 165 on Form N-1A on February 1, 2024 and is incorporated herein by reference.
(14) Fifteenth Amendment to the Distribution Agreement (adding YieldMax® TSLA Short Option Income Strategy ETF, YieldMax® Innovation Short Option Income Strategy ETF, YieldMax® NVDA Short Option Income Strategy ETF, YieldMax® COIN Short Option Income Strategy ETF and YieldMax® AAPL Short Option Income Strategy ETF, YieldMax® N100 Short Option Income Strategy ETF and Carbon Collective Short Duration Green Bond ETF), previously filed with Post-Effective Amendment No. 182 on Form N-1A on March 4, 2024 and is incorporated herein by reference.
(15) Sixteenth Amendment to the Distribution Agreement (adding Even Herd Long Short ETF, Peerless Option Wheel ETF, Return Stacked® Bonds & Futures Yield ETF, Return Stacked® U.S. Equity & Futures Yield ETF and YieldMax® Bitcoin Option Income Strategy ETF), previously filed with Post-Effective Amendment No. 194 on Form N-1A on March 26, 2024 and is incorporated herein by reference.

(16) Seventeenth Amendment to the Distribution Agreement (adding Defiance Gold Enhanced Options Income ETF, Defiance Silver Enhanced Options Income ETF, Defiance Oil Enhanced Options Income ETF, Defiance Treasury Enhanced Options Income ETF and Clockwise Core Equity & Innovation ETF), previously filed with Post-Effective Amendment No. 206 on Form N-1A on April 29, 2024 and is incorporated herein by reference.
(17) Eighteenth Amendment to the Distribution Agreement (adding Cambria Chesapeake Pure Trend ETF, Defiance Daily Target 2X Short MSTR ETF, Defiance Daily Target 2X Long RIOT ETF (formerly known as Defiance Daily Target 2X Long Carbon ETF), Defiance Daily Target 2X Long Copper ETF, Defiance Daily Target 2X Long China Dragons ETF (formerly known as Defiance Daily Target 2X Long Lithium ETF), Defiance Daily Target 2x Long LLY ETF, Defiance Daily Target 2X Long MSTR ETF, Defiance Daily Target 2X Long NVO ETF, Defiance Daily Target 2X Long AVGO ETF, Defiance Daily Target 2X Long SMCI ETF, Defiance Daily Target 2X Long Solar ETF and Defiance Daily Target 2x Long Uranium ETF), previously filed with Post-Effective Amendment No. 213 on Form N-1A on May 21, 2024 and is incorporated herein by reference.
(18) Nineteenth Amendment to the Distribution Agreement (adding Nicholas Global Equity and Income ETF, YieldMax® BABA Option Income Strategy ETF, YieldMax® CVNA Option Income Strategy ETF, YieldMax® DKNG Option Income Strategy ETF, YieldMax® HOOD Option Income Strategy ETF, YieldMax® JD Option Income Strategy ETF, YieldMax® MARA Option Income Strategy ETF, YieldMax® PDD Option Income Strategy ETF, YieldMax® PLTR Option Income Strategy ETF, YieldMax® RBLX Option Income Strategy ETF, YieldMax® SHOP Option Income Strategy ETF, YieldMax® SMCI Option Income Strategy ETF, and YieldMax® TSM Option Income Strategy ETF), previously filed with Post-Effective Amendment No. 237 on Form N-1A on July 18, 2024 and is incorporated herein by reference.
(19) Twentieth Amendment to the Distribution Agreement (adding YieldMax® Ether Option Income Strategy ETF, STKd 100% Bitcoin & 100% Gold ETF and Defiance Large Cap ex-Mag 7 ETF), previously filed with Post-Effective Amendment No. 259 on Form N-1A on September 9, 2024, and is incorporated herein by reference.
(20) Twenty-First Amendment to the Distribution Agreement (adding YieldMax® Target 12™ Semiconductor Option Income ETF, YieldMax® Target 12™ Biotech & Pharma Option Income ETF, YieldMax® Target 12™ Energy Option Income ETF, YieldMax® Target 12™ Real Estate Option Income ETF, YieldMax® Target 12™ Tech & Innovation Option Income ETF, YieldMax® Target 12™ Big 50 Option Income ETF, YieldMax® Dorsey Wright Hybrid 5 Income ETF, YieldMax® Dorsey Wright Featured 5 Income ETF, YieldMax® AI & Tech Portfolio Option Income ETF, YieldMax® Crypto Industry & Tech Portfolio Option Income ETF, YieldMax® China Portfolio Option Income ETF, YieldMax® Semiconductor Portfolio Option Income ETF, YieldMax® Biotech & Pharma Portfolio Option Income ETF, YieldMax® Ultra Short Option Income Strategy ETF and Return Stacked® Bonds & Merger Arbitrage ETF, previously filed with Post-Effective Amendment No. 280 on Form N-1A on November 22, 2024, and is incorporated herein by reference.
(21) Twenty-Second Amendment to the Distribution Agreement (adding Defiance Daily Target 2X Long SOFI ETF, Defiance Daily Target 2X Long AMAT ETF, Defiance Daily Target 2X Long GOLD ETF, Defiance Daily Target 2X Long ORCL ETF, Defiance Daily Target 2X Long FSLR ETF and Defiance Daily Target 2X Long DKNG ETF, Defiance Hot Sauce Daily 3X Strategy ETF, Defiance AI & Power Infrastructure ETF, YieldMax® Nasdaq 100 0DTE Covered Call Strategy ETF, YieldMax® S&P 500 0DTE Covered Call Strategy ETF and YieldMax® R2000 0DTE Covered Call Strategy ETF), previously filed with Post-Effective Amendment No. 299 on Form N-1A on January 14, 2025 and is incorporated herein by reference.
(22) Twenty-Third Amendment to the Distribution Agreement (adding STKd 100% COIN & 100% NVDA ETF, STKd 100% NVDA & 100% MSTR ETF, STKd 100% MSTR & 100% COIN ETF, STKd 100% COIN & 100% HOOD ETF, STKd 100% NVDA & 100% AMD ETF, STKd 100% TSLA & 100% MSTR ETF, STKd 100% TSLA & 100% NVDA ETF, STKd 100% SMCI & 100% NVDA ETF, STKd 100% UBER & 100% TSLA ETF, STKd 100% META & 100% AMZN ETF, Defiance Leveraged Long MSTR ETF, Defiance Leveraged Long + Income MSTR ETF, Defiance Daily Target 2X Long HIMS ETF, Defiance Daily Target 2X Long IONQ ETF, Defiance Daily Target 2X Long RKLB ETF, Defiance Daily Target 2X Long CVNA ETF, Defiance Daily Target 2X Long HOOD ETF, Defiance Daily Target 2X Long VST ETF, Defiance Daily Target 2X Long JPM ETF, Defiance Daily Target 2X Long PENN ETF, Defiance Daily Target 2X Long SOUN ETF, Defiance Daily Target 2X Long MRVL ETF, Defiance Daily Target 2X Long RGTI ETF, Defiance Daily Target 2X Short RIOT ETF, Defiance Daily Target 2X Short SMCI ETF, Defiance Daily Target 2X Short LLY ETF, YieldMax® MSTR Short Option Income Strategy ETF, YieldMax® AMD Short Option Income Strategy ETF, YieldMax® AMZN Short Option Income Strategy ETF, YieldMax® MARA Short Option Income Strategy ETF, YieldMax® Bitcoin Short Option Income Strategy ETF, YieldMax® META Short Option Income Strategy ETF and YieldMax® SMCI Short Option Income Strategy ETF) previously filed with Post-Effective Amendment No. 327 on Form N-1A on March 11, 2025 and is incorporated herein by reference.
(23) Twenty-Fourth Amendment to the Distribution Agreement (adding Defiance Daily Target 2X Long DJT ETF, Defiance Daily Target 2X Long RDDT ETF, Return Stacked® U.S. Stocks & Gold/Bitcoin ETF, Defiance Trillion Dollar Club Index ETF, Defiance Nasdaq 100 LightningSpread™ Income ETF, Defiance S&P 500 LightningSpread™ Income ETF, Defiance Russell 2000 LightningSpread™ Income ETF, YieldMax® AI Performance & Distribution Target 25™ ETF, YieldMax® AMD Performance & Distribution Target 25™ ETF, YieldMax® AMZN Performance & Distribution Target 25™ ETF, YieldMax® COIN Performance & Distribution Target 25™ ETF, YieldMax® MARA Performance & Distribution Target 25™ ETF, YieldMax® MSTR Performance & Distribution Target 25™ ETF, YieldMax® NVDA Performance & Distribution Target 25™ ETF, YieldMax® PLTR Performance & Distribution Target 25™ ETF, YieldMax® SMCI Performance & Distribution Target 25™ ETF and YieldMax® TSLA Performance & Distribution Target 25™ ETF, Defiance Daily Target 2X Short CVNA ETF, Defiance Daily Target 2X Short IONQ ETF, Defiance Daily Target 2X Short PLTR ETF, Defiance Daily Target 2X Short RKLB ETF, Defiance Daily Target 2X Long ANET ETF, Defiance Daily Target 2X Long ARM ETF, Defiance Daily Target 2X Long PM ETF, Defiance Daily Target 2X Long UBER ETF, Hilton BDC Corporate Bond ETF, and Nicholas Crypto Income ETF), previously filed with Post-Effective Amendment No. 339 on Form N-1A on April 8, 2025 and is incorporated herein by reference.

(24) Twenty-Fifth Amendment to the Distribution Agreement (adding Defiance 2X Daily Long Pure Quantum ETF, Defiance MAGA Seven ETF, Defiance Daily Target 2X Long OKLO ETF, Defiance Daily Target 2X Long QBTS ETF, Defiance Daily Target 2X Short RGTI ETF, Defiance Daily Target 2X Short QBTS ETF, Defiance Nasdaq 100 Double Short Hedged ETF and YieldMax® Bitcoin Performance and Distribution Target 25TM ETF), previously filed with Post-Effective Amendment No. 366 on Form N-1A on June 17, 2025 and is incorporated herein by reference.
(25) Twenty-Sixth Amendment to the Distribution Agreement (adding Defiance Vol Carry Hedged ETF, Defiance Enhanced Short Vol ETF, Defiance Enhanced Long Vol ETF, YieldMax® AFRM Option Income Strategy ETF, YieldMax® APP Option Income Strategy ETF, YieldMax® ARM Option Income Strategy ETF, YieldMax® AVGO Option Income Strategy ETF, YieldMax® CRWD Option Income Strategy ETF, YieldMax® GME Option Income Strategy ETF, YieldMax® HIMS Option Income Strategy ETF, YieldMax® IONQ Option Income Strategy ETF, YieldMax® LLY Option Income Strategy ETF, YieldMax® RDDT Option Income Strategy ETF, YieldMax® SPOT Option Income Strategy ETF, YieldMax® UBER Option Income Strategy ETF, Defiance Leveraged Long + Income AAPL ETF, Defiance Leveraged Long + Income AMD ETF, Defiance Leveraged Long + Income AMZN ETF, Defiance Leveraged Long + Income BRK.B ETF, Defiance Leveraged Long + Income COIN ETF, Defiance Leveraged Long + Income GOOG ETF, Defiance Leveraged Long + Income HIMS ETF, Defiance Leveraged Long + Income HOOD ETF, Defiance Leveraged Long + Income META ETF, Defiance Leveraged Long + Income NFLX ETF, Defiance Leveraged Long + Income NVDA ETF, Defiance Leveraged Long + Income PLTR ETF, Defiance Leveraged Long + Income SMCI ETF and Defiance Leveraged Long + Income TSLA ETF), previously filed with Post-Effective Amendment No. 382 on Form N-1A on July 15, 2025, is hereby incorporated by reference.
(26) Twenty-Seventh Amendment to the Distribution Agreement (adding Defiance Leveraged Long + Income CRCL ETF, Defiance Leveraged Long + Income CRWV ETF, Defiance Leveraged Long + Income GLXY ETF, Defiance Leveraged Long + Income Magnificent Seven ETF, Defiance Leveraged Long + Income Nasdaq 100 ETF, Defiance Leveraged Long + Income S&P 500 ETF, Defiance Leveraged Long + Income Ethereum ETF and Defiance Leveraged Long + Income Bitcoin ETF, YieldMax® CRCL Option Income Strategy ETF, YieldMax® CRWV Option Income Strategy ETF, YieldMax® GLXY Option Income Strategy ETF, and YieldMax® U.S Stocks Target Double Distribution ETF), previously filed with Post-Effective Amendment No. 408 on Form N-1A on August 25, 2025, is hereby incorporated by reference.
(27) Twenty-Eighth Amendment to the Distribution Agreement (adding Defiance Daily Target 2X Long ALAB ETF, Defiance Daily Target 2X Long APLD ETF, Defiance Daily Target 2X Long AVAV ETF, Defiance Daily Target 2X Long JOBY ETF, Defiance Daily Target 2X Long KTOS ETF, Defiance Daily Target 2X Long LMND ETF, Defiance Daily Target 2X Long NBIS ETF, Defiance Daily Target 2X Long NVTS ETF, Defiance Daily Target 2X Long OSCR ETF, Defiance Daily Target 2X Long PONY ETF, Defiance Daily Target 2X Long RCAT ETF, Defiance Daily Target 2X Long RBRK ETF, Defiance Daily Target 2X Long ZETA ETF, Defiance Daily Target 2X Long ET ETF, Defiance Daily Target 2X Long FIG ETF, Defiance Daily Target 2X Long IREN ETF, Defiance Daily Target 2X Long MP ETF, Defiance Daily Target 2X Long QS ETF, Defiance Daily Target 2X Long AEO ETF, Defiance Daily Target 2X Long BLSH ETF, Defiance Daily Target 2X Long DASH ETF, and Defiance U.S. Dividend Equity Paid Weekly ETF), previously filed with Post-Effective Amendment No. 433 on Form N-1A on September 24, 2025, is hereby incorporated by reference.
(28) Twenty-Ninth Amendment to the Distribution Agreement (adding Defiance Leveraged Long BEAM ETF, Defiance Leveraged Long SBET ETF, Defiance Leveraged Long OPEN ETF, Defiance Leveraged Long EOSE ETF, Defiance Leveraged Long + Income BMNR ETF, Defiance Leveraged Long + Income SOFI ETF, Defiance Leveraged Long + Income XRP ETF, Defiance Leveraged Long + Income SOL ETF, CoreValues America First Technology Index ETF, Defiance Daily Target 2X Long CHWY ETF, Defiance Daily Target 2X Long CAVA ETF, Defiance Daily Target 2X Long ELF ETF, Defiance Daily Target 2X Long WYNN ETF, Defiance Daily Target 2X Long ESLT ETF, Defiance Daily Target 2X Long BMNR ETF, Defiance Daily Target 2X Short AMD ETF, Defiance Daily Target 2X Short APP ETF, Defiance Daily Target 2X Short ASTS ETF, Defiance Daily Target 2X Short AVGO ETF, Defiance Daily Target 2X Short BBAI ETF, Defiance Daily Target 2X Short BMNR ETF, Defiance Daily Target 2X Short CRCL ETF, Defiance Daily Target 2X Short HIMS ETF, Defiance Daily Target 2X Short HOOD ETF, Defiance Daily Target 2X Short INTC ETF, Defiance Daily Target 2X Short MRVL ETF, Defiance Daily Target 2X Short MU ETF, Defiance Daily Target 2X Short NVO ETF, Defiance Daily Target 2X Short OKLO ETF, Defiance Daily Target 2X Short OSCR ETF, Defiance Daily Target 2X Short SBET ETF, Defiance Daily Target 2X Short TSM ETF, Defiance Daily Target 2X Short UNH ETF, Defiance Leveraged Long DOCN ETF, Defiance Leveraged Long HTZ ETF, Defiance Leveraged Long NEGG ETF, Defiance Leveraged Long NMAX ETF, Defiance Leveraged Long RUM ETF, Defiance QTUM Options Income ETF, Defiance Daily Target 2X Long AA ETF, Defiance Daily Target 2X Long CAE ETF, Defiance Daily Target 2X Long CSCO ETF, Defiance Daily Target 2X Long EBAY ETF, Defiance Daily Target 2X Long EXEL ETF, Defiance Daily Target 2X Long IBKR ETF, Defiance Daily Target 2X Long KLAC ETF, Defiance Daily Target 2X Long MPWR ETF, Defiance Daily Target 2X Long PFE ETF, Defiance Daily Target 2X Long SE ETF, Defiance Daily Target 2X Long ERIC ETF and Defiance Daily Target 2X Long UPS ETF) – previously filed with Post-Effective Amendment No. 457 on Form N-1A on October 29, 2025 and is incorporated herein by reference.

(29) Form of Thirtieth Amendment to the Distribution Agreement (adding Quantify 2X Daily All Cap Crypto ETF, Quantify 2X Daily Alt Season Crypto ETF, Quantify 2X Daily AltAlt Season Crypto ETF, YieldMax® Hundred Club ETFs, IncomeSTKd 1x US Stocks & 1x Bitcoin Premium ETF, IncomeSTKd 1x US Stocks & 1x Gold Premium ETF, IncomeSTKd 1x Bitcoin & 1x Gold Premium ETF, IncomeSTKd 1x Treasury & 1x Gold Premium ETF, IncomeSTKd 1x Bitcoin & 1x Treasury Premium ETF, IncomeSTKd 1x US Stocks & 1x Treasury Premium ETF, IncomeQ 1.5x Bitcoin & Bitcoin Treasury mNAV Harvester ETF, IncomeQ 1.5x Crypto & Crypto Treasury mNAV Harvester ETF, Defiance Daily Target 2X Short APLD ETF, Defiance Daily Target 2X Short ARM ETF, Defiance Daily Target 2X Short BE ETF, Defiance Daily Target 2X Short BITF ETF, Defiance Daily Target 2X Short CLSK ETF, Defiance Daily Target 2X Short CRWV ETF, Defiance Daily Target 2X Short IREN ETF, Defiance Daily Target 2X Short JOBY ETF, Defiance Daily Target 2X Short NBIS ETF, Defiance Daily Target 2X Short NVTS ETF, Defiance Daily Target 2X Short OPEN ETF, Defiance Daily Target 2X Short ORCL ETF, Defiance Daily Target 2X Short SMR ETF, Defiance Daily Target 2X Short SNOW ETF, Defiance Daily Target 2X Short UPST ETF, Defiance Daily Target 2X Long BITF ETF, Defiance Daily Target 2X Long CLS ETF, Defiance Daily Target 2X Long HPQ ETF, Defiance Daily Target 2X Long JMIA ETF, Defiance Daily Target 2X Long LUNR ETF, Defiance Daily Target 2X Long ONDS ETF, Defiance Daily Target 2X Long RKT ETF, Defiance Daily Target 2X Long PGY ETF, Defiance Daily Target 2X Long PL ETF, Defiance Daily Target 2X Long BE ETF, Defiance Daily Target 2X Long BIIB ETF, Defiance Daily Target 2X Long BTQ ETF, Defiance Daily Target 2X Long ETHM ETF, Defiance Daily Target 2X Long JBLU ETF, Defiance Daily Target 2X Long NOK ETF, Defiance Daily Target 2X Long OXY ETF, Defiance Daily Target 2X Long RMBS ETF, Defiance Daily Target 2X Long VRTX ETF, Defiance Daily Target 2X Long WING ETF, Defiance Daily Target 2X Long ZIM ETF and Defiance Long Pure Quantum ETF), previously filed with Post-Effective Amendment No. 495 on Form N-1A on December 19, 2025, is hereby incorporated by reference.
(30) Thirty-First Amendment to the Distribution Agreement (adding Defiance Daily Target 2X Long WLTH ETF) – to be filed by amendment.
(31) Thirty-Second Amendment to the Distribution Agreement (adding Defiance 2X Daily Short Pure Quantum Computing Index ETF) – to be filed by amendment.
(32) Thirty-Third Amendment to the Distribution Agreement (adding Defiance 2X Daily Long Pure Drone and Aerial Automation ETF) – to be filed by amendment.
(33) Thirty-Fourth Amendment to the Distribution Agreement (adding Defiance Daily Target 2X Long CLF ETF, Defiance Daily Target 2X Long PLUG ETF, Defiance Daily Target 2X Long UUUU ETF, Defiance Daily Target 2X Long CCJ ETF, Defiance Daily Target 2X Long DNN ETF, Defiance Daily Target 2X Long HL ETF, Defiance Daily Target 2X Long NDAQ ETF, Defiance Daily Target 2X Long PAAS ETF, Defiance Daily Target 2X Long PATH ETF, Defiance Daily Target 2X Long POET ETF, Defiance Daily Target 2X Long COMM ETF and Defiance Daily Target 2X Long AMKR ETF) - to be filed by amendment.
(34) Thirty-Fifth Amendment to the Distribution Agreement (adding Defiance Daily Target 2X Short RKT ETF) - to be filed by amendment.
(35) Thirty-Sixth Amendment to the Distribution Agreement (adding Nicholas Gold Income ETF, Nicholas Silver Income ETF, Nicholas Nuclear Income ETF and Nicholas Defense and Rare Earth Income ETF) - to be filed by amendment.
(36) Thirty-Seventh Amendment to the Distribution Agreement (adding Chesapeake Trend-Following Fixed Income ETF) - to be filed by amendment.
(37) Thirty-Eighth Amendment to the Distribution Agreement (adding Defiance AdvMicrDev LightningSpread™ Income ETF, Defiance AAPL LightningSpread™ Income ETF, Defiance Blkstne LightningSpread™ Income ETF, Defiance CRCL LightningSpread™ Income ETF, Defiance COIN LightningSpread™ Income ETF, Defiance FcBk LightningSpread™ Income ETF, Defiance MSTR LightningSpread™ Income ETF, Defiance NVDA LightningSpread™ Income ETF, Defiance ORCL LightningSpread™ Income ETF, Defiance PLTR LightningSpread™ Income ETF, Defiance TSLA LightningSpread™ Income ETF, Defiance Bitcoin LightningSpread™ Income ETF, Defiance Ethereum LightningSpread™ Income ETF, Defiance Gold LightningSpread™ Income ETF, Defiance Gold Miners LightningSpread™ Income ETF, Defiance Silver LightningSpread™ Income ETF, Defiance Solana LightningSpread™ Income ETF, and Defiance XRP LightningSpread™ Income ETF) - to be filed by amendment.

(38) Thirty-Ninth Amendment to the Distribution Agreement (adding YieldMax® Top Ten ETFs) - to be filed by amendment.
(39) Fortieth Amendment to the Distribution Agreement (adding Nicholas Bitcoin and Treasuries AfterDark ETF and Nicholas Bitcoin Tail ETF) - to be filed by amendment.
(40) Forty-First Amendment to the Distribution Agreement (adding YieldMax® WarTech & Cyber Defense Portfolio Option Income ETF, YieldMax® Strategic Metals & Mining Portfolio Option Income ETF, YieldMax® Digital Finance Ecosystem Portfolio Option Income ETF and YieldMax® RoboTech & Automation Portfolio Option Income ETF) - to be filed by amendment.
(41) Forty-Second Amendment to the Distribution Agreement (adding Defiance Daily Target 2X Long AMTM ETF) - to be filed by amendment.
	(ii)	Distribution Agreement between the Trust and ALPS Distributors, Inc. (on behalf of Cambria Chesapeake Pure Trend ETF), previously filed with Post-Effective Amendment No. 338 on Form N-1A on April 4, 2025 and is incorporated herein by reference.
	(iii)	Form of Authorized Participant Agreement, previously filed with the Trusts registration statement on Form N-1A/A on July 12, 2022, is hereby incorporated by reference.
	(iv)	Distribution Services Agreement between Toroso Investments, LLC and Foreside Fund Services, LLC, previously filed with the Trusts registration statement on Form N-1A/A on July 12, 2022, is hereby incorporated by reference.
(f)		Not applicable.
(g)	(i)	Custodian Agreement between the Trust and U.S. Bank National Association, previously filed with the Trusts registration statement on Form N-1A/A on July 12, 2022, is hereby incorporated by reference.
(1) First Amendment to the Custodian Agreement (adding YieldMax® AAPL Option Income Strategy ETF, YieldMax® AMZN Option Income Strategy ETF, YieldMax® BRK.B Option Income Strategy ETF, YieldMax® COIN Option Income Strategy ETF, YieldMax® META Option Income Strategy ETF, YieldMax® GOOG Option Income Strategy ETF, YieldMax® NFLX Option Income Strategy ETF, YieldMax® NVDA Option Income Strategy ETF, YieldMax® XYZ Option Income Strategy ETF, and YieldMax® TSLA Option Income ETF, YieldMax® ARKK Option Income ETF, YieldMax® KWEB Option Income ETF, YieldMax® GDX Option Income Strategy ETF, YieldMax® XBI Option Income Strategy ETF, and YieldMax® TLT Option Income Strategy ETF, and Senior Secured Credit Opportunities ETF), previously filed with Post-Effective Amendment No. 15 on Form N-1A on October 13, 2022 and is incorporated herein by reference.
(2) Third Amendment to the Custodian Agreement (adding Nicholas Fixed Income Alternative ETF), previously filed with Post-Effective Amendment No. 318 on Form N-1A on February 24, 2025 and is incorporated herein by reference.
(3) Fourth Amendment to the Custodian Agreement (adding Pinnacle Focused Opportunities ETF), previously filed with Post-Effective Amendment No. 45 on Form N-1A on December 28, 2022 and is incorporated herein by reference.
(4) Fifth Amendment to the Custodian Agreement (adding Return Stacked® Bonds & Managed Futures ETF and Return Stacked® Global Stocks & Bonds ETF) previously filed with Post-Effective Amendment No. 56 on Form N-1A on February 6, 2023 and is incorporated herein by reference.
(5) Sixth Amendment to the Custodian Agreement (adding DGA Absolute Return ETF), previously filed with Post-Effective Amendment No. 72 on Form N-1A on April 6, 2023 and is incorporated herein by reference.
(6) Seventh Amendment to the Custodian Agreement (adding Tactical Advantage ETF), previously filed with Post-Effective Amendment No. 72 on Form N-1A on April 6, 2023 and is incorporated herein by reference.
(7) Eighth Amendment to the Custodian Agreement (adding Roundhill Generative AI & Technology ETF), previously filed with Post-Effective Amendment No. 83 on Form N-1A on May 2, 2023 and is incorporated herein by reference.
(8) Ninth Amendment to the Custodian Agreement (adding Blueprint Chesapeake Multi-Asset Trend ETF), previously filed with Post-Effective Amendment No. 102 on Form N-1A on June 27, 2023 and is incorporated herein by reference.
(9) Tenth Amendment to the Custodian Agreement (adding Cboe Validus S&P 500 Dynamic PutWrite Index ETF, Grizzle Growth ETF, YieldMax® MSTR Option Income Strategy ETF, YieldMax® ABNB Option Income Strategy ETF, YieldMax® AMD Option Income Strategy ETF, YieldMax® MRNA Option Income Strategy ETF, YieldMax® PYPL Option Income Strategy ETF, YieldMax® DIS Option Income Strategy ETF, YieldMax® JPM Option Income Strategy ETF, YieldMax® MSFT Option Income Strategy ETF, and YieldMax® XOM Option Income Strategy ETF), previously filed with Post-Effective Amendment No. 107 on Form N-1A on July 25, 2023 and is incorporated herein by reference.
(10) Eleventh Amendment to the Custodian Agreement (adding Return Stacked® U.S. Stocks & Managed Futures ETF, Defiance Nasdaq 100 Weekly Distribution ETF, Defiance Nasdaq 100 Target 30 Income ETF, Defiance S&P 500 Weekly Distribution ETF, Defiance S&P 500 Target 30 Income ETF and Defiance R2000 Weekly Distribution ETF), previously filed with Post-Effective Amendment No. 117 on Form N-1A on August 25, 2023 and is incorporated herein by reference.
(11) Twelfth Amendment to the Custodian Agreement (adding CoreValues Alpha Greater China Growth ETF, YieldMax® ADBE Option Income Strategy ETF, YieldMax® AI Option Income Strategy ETF, YieldMax® BA Option Income Strategy ETF, YieldMax® BIIB Option Income Strategy ETF, YieldMax® INTC Option Income Strategy ETF, YieldMax® NKE Option Income Strategy ETF, YieldMax® ORCL Option Income Strategy ETF, YieldMax® ROKU Option Income Strategy ETF, YieldMax® SNOW Option Income Strategy ETF, YieldMax® TGT Option Income Strategy ETF and YieldMax® ZM Option Income Strategy ETF), previously filed with Post-Effective Amendment No. 130 on Form N-1A on October 6, 2023 and is incorporated herein by reference.

(12) Thirteenth Amendment to the Custodian Agreement (adding Hilton Small-MidCap Opportunity ETF), previously filed with Post-Effective Amendment No. 135 on Form N-1A on November 20, 2023 and is incorporated herein by reference.
(13) Fourteenth Amendment to the Custodian Agreement (adding YieldMax® Universe Fund of Option Income ETFs, YieldMax® Magnificent 7 Fund of Option Income ETFs and Defiance Treasury Alternative Yield ETF), previously filed with Post-Effective Amendment No. 153 on Form N-1A on January 8, 2024 and is incorporated herein by reference.
(14) Fifteenth Amendment to the Custodian Agreement (adding Defiance Developed Markets Enhanced Options Income ETF, Defiance Emerging Markets Enhanced Options Income ETF, Defiance Nasdaq 100 Target Income ETF, Defiance S&P 500 Target Income ETF, Defiance R2000 Target Income ETF Quantify Absolute Income ETF, iREIT - MarketVector Quality REIT Index ETF, YieldMax® Ultra Option Income Strategy ETF and YieldMax® MSTR Option Income Strategy ETF), previously filed with Post-Effective Amendment No. 171 on Form N-1A on February 16, 2024 and is incorporated herein by reference.
(15) Sixteenth Amendment to the Custodian Agreement (adding YieldMax® TSLA Short Option Income Strategy ETF, YieldMax® Innovation Short Option Income Strategy ETF, YieldMax® NVDA Short Option Income Strategy ETF, YieldMax® COIN Short Option Income Strategy ETF, YieldMax® AAPL Short Option Income Strategy ETF, YieldMax® N100 Short Option Income Strategy ETF and Carbon Collective Short Duration Green Bond ETF), previously filed with Post-Effective Amendment No. 182 on Form N-1A on March 4, 2024 and is incorporated herein by reference.
(16) Seventeenth Amendment to the Custodian Agreement (adding Even Herd Long Short ETF, Peerless Option Wheel ETF, Return Stacked® Bonds & Futures Yield ETF, Return Stacked® U.S. Equity & Futures Yield ETF and YieldMax® Bitcoin Option Income Strategy ETF), previously filed with Post-Effective Amendment No. 194 on Form N-1A on March 26, 2024 and is incorporated herein by reference.
(17) Eighteenth Amendment to the Custodian Agreement (adding Defiance Gold Enhanced Options Income ETF, Defiance Silver Enhanced Options Income ETF, Defiance Oil Enhanced Options Income ETF, Defiance Treasury Enhanced Options Income ETF and Clockwise Core Equity & Innovation ETF), previously filed with Post-Effective Amendment No. 206 on Form N-1A on April 29, 2024 and is incorporated herein by reference.
(18) Nineteenth Amendment to the Custodian Agreement (adding Cambria Chesapeake Pure Trend ETF, Defiance Daily Target 2X Short MSTR ETF, Defiance Daily Target 2X Long RIOT ETF (formerly known as Defiance Daily Target 2X Long Carbon ETF), Defiance Daily Target 2X Long Copper ETF, Defiance Daily Target 2X Long China Dragons ETF (formerly known as Defiance Daily Target 2X Long Lithium ETF), Defiance Daily Target 2X Long LLY ETF, Defiance Daily Target 2X Long MSTR ETF, Defiance Daily Target 2X Long NVO ETF, Defiance Daily Target 2X Long AVGO ETF, Defiance Daily Target 2X Long SMCI ETF, Defiance Daily Target 2X Long Solar ETF and Defiance Daily Target 2X Long Uranium ETF), previously filed with Post-Effective Amendment No. 213 on Form N-1A on May 21, 2024 and is incorporated herein by reference.
(19) Twentieth Amendment to the Custodian Agreement (adding Nicholas Global Equity and Income ETF, YieldMax® BABA Option Income Strategy ETF, YieldMax® CVNA Option Income Strategy ETF, YieldMax® DKNG Option Income Strategy ETF, YieldMax® HOOD Option Income Strategy ETF, YieldMax® JD Option Income Strategy ETF, YieldMax® MARA Option Income Strategy ETF, YieldMax® PDD Option Income Strategy ETF, YieldMax® PLTR Option Income Strategy ETF, YieldMax® RBLX Option Income Strategy ETF, YieldMax® SHOP Option Income Strategy ETF, YieldMax® SMCI Option Income Strategy ETF, and YieldMax® TSM Option Income Strategy ETF), previously filed with Post-Effective Amendment No. 237 on Form N-1A on July 18, 2024 and is incorporated herein by reference.
(20) Twenty-First Amendment to the Custodian Agreement (adding YieldMax® Ether Option Income Strategy ETF, STKd 100% Bitcoin & 100% Gold ETF and Defiance Large Cap ex-Mag 7 ETF), previously filed with Post-Effective Amendment No. 261 on Form N-1A on September 18, 2024, and is incorporated herein by reference.
(21) Twenty-Second Amendment to the Custodian Agreement (adding YieldMax® Target 12™ Semiconductor Option Income ETF, YieldMax® Target 12™ Biotech & Pharma Option Income ETF, YieldMax® Target 12™ Energy Option Income ETF, YieldMax® Target 12™ Real Estate Option Income ETF, YieldMax® Target 12™ Tech & Innovation Option Income ETF, YieldMax® Target 12™ Big 50 Option Income ETF, YieldMax® Dorsey Wright Hybrid 5 Income ETF, YieldMax® Dorsey Wright Featured 5 Income ETF, YieldMax® AI & Tech Portfolio Option Income ETF, YieldMax® Crypto Industry & Tech Portfolio Option Income ETF, YieldMax® China Portfolio Option Income ETF, YieldMax® Semiconductor Portfolio Option Income ETF, YieldMax® Biotech & Pharma Portfolio Option Income ETF, YieldMax® Ultra Short Option Income Strategy ETF and Return Stacked® Bonds & Merger Arbitrage ETF), previously filed with Post-Effective Amendment No. 280 on Form N-1A on November 22, 2024, and is incorporated herein by reference.
(22) Twenty-Third Amendment to the Custodian Agreement (adding Defiance Daily Target 2X Long SOFI ETF, Defiance Daily Target 2X Long AMAT ETF, Defiance Daily Target 2X Long GOLD ETF, Defiance Daily Target 2X Long ORCL ETF, Defiance Daily Target 2X Long FSLR ETF, Defiance Daily Target 2X Long DKNG ETF, Defiance Hot Sauce Daily 3X Strategy ETF, Defiance AI & Power Infrastructure ETF, YieldMax® Nasdaq 100 0DTE Covered Call Strategy ETF, YieldMax® S&P 500 0DTE Covered Call Strategy ETF and YieldMax® R2000 0DTE Covered Call Strategy ETF), previously filed with Post-Effective Amendment No. 299 on Form N-1A on January 14, 2025 and is incorporated herein by reference.

(23) Twenty-Fourth Amendment to the Custodian Agreement (adding STKd 100% COIN & 100% NVDA ETF, STKd 100% NVDA & 100% MSTR ETF, STKd 100% MSTR & 100% COIN ETF, STKd 100% COIN & 100% HOOD ETF, STKd 100% NVDA & 100% AMD ETF, STKd 100% TSLA & 100% MSTR ETF, STKd 100% TSLA & 100% NVDA ETF, STKd 100% SMCI & 100% NVDA ETF, STKd 100% UBER & 100% TSLA ETF and STKd 100% META & 100% AMZN ETF, Defiance Leveraged Long MSTR ETF, Defiance Leveraged Long + Income MSTR ETF, Defiance Daily Target 2X Long HIMS ETF, Defiance Daily Target 2X Long IONQ ETF, Defiance Daily Target 2X Long RKLB ETF, Defiance Daily Target 2X Long CVNA ETF, Defiance Daily Target 2X Long HOOD ETF, Defiance Daily Target 2X Long VST ETF, Defiance Daily Target 2X Long JPM ETF, Defiance Daily Target 2X Long PENN ETF, Defiance Daily Target 2X Long SOUN ETF, Defiance Daily Target 2X Long MRVL ETF, Defiance Daily Target 2X Long RGTI ETF, YieldMax® MSTR Short Option Income Strategy ETF, YieldMax® AMD Short Option Income Strategy ETF, YieldMax® AMZN Short Option Income Strategy ETF, YieldMax® MARA Short Option Income Strategy ETF, YieldMax® Bitcoin Short Option Income Strategy ETF, YieldMax® META Short Option Income Strategy ETF, YieldMax® SMCI Short Option Income Strategy ETF), previously filed with Post-Effective Amendment No. 316 on Form N-1A on February 24, 2025 and is incorporated herein by reference.
(24) Twenty-Fifth Amendment to the Custodian Agreement (adding Defiance Daily Target 2X Short RIOT ETF, Defiance Daily Target 2X Short SMCI ETF and Defiance Daily Target 2X Short LLY ETF), previously filed with Post-Effective Amendment No. 336 on Form N-1A on March 31, 2025 and is incorporated herein by reference.
(25) Twenty-Sixth Amendment to the Custodian Agreement (adding Defiance Daily Target 2X Long DJT ETF, Defiance Daily Target 2X Long RDDT ETF, Return Stacked® U.S. Stocks & Gold/Bitcoin ETF, Defiance Trillion Dollar Club Index ETF, Defiance Nasdaq 100 LightningSpread™ Income ETF, Defiance S&P 500 LightningSpread™ Income ETF, Defiance Russell 2000 LightningSpread™ Income ETF, YieldMax® AI Performance & Distribution Target 25™ ETF, YieldMax® AMD Performance & Distribution Target 25™ ETF, YieldMax® AMZN Performance & Distribution Target 25™ ETF, YieldMax® COIN Performance & Distribution Target 25™ ETF, YieldMax® MARA Performance & Distribution Target 25™ ETF, YieldMax® MSTR Performance & Distribution Target 25™ ETF, YieldMax® NVDA Performance & Distribution Target 25™ ETF, YieldMax® PLTR Performance & Distribution Target 25™ ETF, YieldMax® SMCI Performance & Distribution Target 25™ ETF and YieldMax® TSLA Performance & Distribution Target 25™ ETF, Defiance Daily Target 2X Short CVNA ETF, Defiance Daily Target 2X Short IONQ ETF, Defiance Daily Target 2X Short PLTR ETF, Defiance Daily Target 2X Short RKLB ETF, Defiance Daily Target 2X Long ANET ETF, Defiance Daily Target 2X Long ARM ETF, Defiance Daily Target 2X Long PM ETF, Defiance Daily Target 2X Long UBER ETF, Hilton BDC Corporate Bond ETF, and Nicholas Crypto Income ETF), previously filed with Post-Effective Amendment No. 342 on Form N-1A on April 25, 2025 and is incorporated herein by reference.
(26) Twenty-Seventh Amendment to the Custodian Agreement (adding Defiance 2X Daily Long Pure Quantum ETF, Defiance MAGA Seven ETF, Defiance Daily Target 2X Long OKLO ETF, Defiance Daily Target 2X Long QBTS ETF, Defiance Daily Target 2X Short RGTI ETF, Defiance Daily Target 2X Short QBTS ETF, Defiance Nasdaq 100 Double Short Hedged ETF and YieldMax® Bitcoin Performance & Distribution Target 25™ ETF), previously filed with Post-Effective Amendment No. 366 on Form N-1A on June 17, 2025 and is incorporated herein by reference.
(27) Twenty-Eighth Amendment to the Custodian Agreement (adding Defiance Vol Carry Hedged ETF, Defiance Enhanced Short Vol ETF, Defiance Enhanced Long Vol ETF Defiance Leveraged Long + Income AAPL ETF, Defiance Leveraged Long + Income AMD ETF, Defiance Leveraged Long + Income AMZN ETF, Defiance Leveraged Long + Income BRK.B ETF, Defiance Leveraged Long + Income COIN ETF, Defiance Leveraged Long + Income GOOG ETF, Defiance Leveraged Long + Income HIMS ETF, Defiance Leveraged Long + Income HOOD ETF, Defiance Leveraged Long + Income META ETF, Defiance Leveraged Long + Income NFLX ETF, Defiance Leveraged Long + Income NVDA ETF, Defiance Leveraged Long + Income PLTR ETF, Defiance Leveraged Long + Income SMCI ETF, Defiance Leveraged Long + Income TSLA ETF, YieldMax® AFRM Option Income Strategy ETF, YieldMax® APP Option Income Strategy ETF, YieldMax® ARM Option Income Strategy ETF, YieldMax® AVGO Option Income Strategy ETF, YieldMax® CRWD Option Income Strategy ETF, YieldMax® GME Option Income Strategy ETF, YieldMax® HIMS Option Income Strategy ETF, YieldMax® IONQ Option Income Strategy ETF, YieldMax® LLY Option Income Strategy ETF, YieldMax® RDDT Option Income Strategy ETF, YieldMax® SPOT Option Income Strategy ETF and YieldMax® UBER Option Income Strategy ETF), previously filed with Post-Effective Amendment No. 391 on Form N-1A on August 4, 2025 and is incorporated herein by reference.
(28) Twenty-Ninth Amendment to the Custodian Agreement (adding YieldMax® CRCL Option Income Strategy ETF, YieldMax® CRWV Option Income Strategy ETF, YieldMax® GLXY Option Income Strategy ETF, Defiance Leveraged Long + Income CRCL ETF, Defiance Leveraged Long + Income CRWV ETF, Defiance Leveraged Long + Income GLXY ETF, Defiance Leveraged Long + Income Magnificent Seven ETF, Defiance Leveraged Long + Income Nasdaq 100 ETF, Defiance Leveraged Long + Income S&P 500 ETF, Defiance Leveraged Long + Income Ethereum ETF, Defiance Leveraged Long + Income Bitcoin ETF, and YieldMax® U.S Stocks Target Double Distribution ETF), previously filed with Post-Effective Amendment No. 421 on Form N-1A on September 8, 2025 and is incorporated herein by reference.

(29) Thirtieth Amendment to the Custodian Agreement (adding Defiance Daily Target 2X Long ALAB ETF, Defiance Daily Target 2X Long APLD ETF, Defiance Daily Target 2X Long AVAV ETF, Defiance Daily Target 2X Long JOBY ETF, Defiance Daily Target 2X Long KTOS ETF, Defiance Daily Target 2X Long LMND ETF, Defiance Daily Target 2X Long NBIS ETF, Defiance Daily Target 2X Long NVTS ETF, Defiance Daily Target 2X Long OSCR ETF, Defiance Daily Target 2X Long PONY ETF, Defiance Daily Target 2X Long RCAT ETF, Defiance Daily Target 2X Long RBRK ETF, Defiance Daily Target 2X Long ZETA ETF, Defiance Daily Target 2X Long AEO ETF, Defiance Daily Target 2X Long BLSH ETF, Defiance Daily Target 2X Long DASH ETF, Defiance Daily Target 2X Long MRNA ETF, Defiance Daily Target 2X Long ET ETF, Defiance Daily Target 2X Long FIG ETF, Defiance Daily Target 2X Long IREN ETF, Defiance Daily Target 2X Long MP ETF, Defiance Daily Target 2X Long QS ETF and Defiance U.S. Dividend Equity Paid Weekly ETF), previously filed with Post-Effective Amendment No. 446 on Form N-1A on October 17, 2025 and is incorporated herein by reference.
(30) Thirty-First Amendment to the Custodian Agreement (adding Defiance Leveraged Long BEAM ETF, Defiance Leveraged Long SBET ETF, Defiance Leveraged Long OPEN ETF, Defiance Leveraged Long EOSE ETF, Defiance Leveraged Long + Income BMNR ETF, Defiance Leveraged Long + Income SOFI ETF, Defiance Leveraged Long + Income XRP ETF, Defiance Leveraged Long + Income SOL ETF, CoreValues America First Technology Index ETF, Defiance Daily Target 2X Long CHWY ETF, Defiance Daily Target 2X Long CAVA ETF, Defiance Daily Target 2X Long ELF ETF, Defiance Daily Target 2X Long WYNN ETF, Defiance Daily Target 2X Long ESLT ETF, Defiance Daily Target 2X Long BMNR ETF, Defiance Daily Target 2X Short AMD ETF, Defiance Daily Target 2X Short APP ETF, Defiance Daily Target 2X Short ASTS ETF, Defiance Daily Target 2X Short AVGO ETF, Defiance Daily Target 2X Short BBAI ETF, Defiance Daily Target 2X Short BMNR ETF, Defiance Daily Target 2X Short CRCL ETF, Defiance Daily Target 2X Short HIMS ETF, Defiance Daily Target 2X Short HOOD ETF, Defiance Daily Target 2X Short INTC ETF, Defiance Daily Target 2X Short MRVL ETF, Defiance Daily Target 2X Short MU ETF, Defiance Daily Target 2X Short NVO ETF, Defiance Daily Target 2X Short OKLO ETF, Defiance Daily Target 2X Short OSCR ETF, Defiance Daily Target 2X Short SBET ETF, Defiance Daily Target 2X Short TSM ETF, Defiance Daily Target 2X Short UNH ETF, Defiance Leveraged Long DOCN ETF, Defiance Leveraged Long HTZ ETF, Defiance Leveraged Long NEGG ETF, Defiance Leveraged Long NMAX ETF, Defiance Leveraged Long RUM ETF, Defiance QTUM Options Income ETF, Defiance Daily Target 2X Long AA ETF, Defiance Daily Target 2X Long CAE ETF, Defiance Daily Target 2X Long CSCO ETF, Defiance Daily Target 2X Long EBAY ETF, Defiance Daily Target 2X Long EXEL ETF, Defiance Daily Target 2X Long IBKR ETF, Defiance Daily Target 2X Long KLAC ETF, Defiance Daily Target 2X Long MPWR ETF, Defiance Daily Target 2X Long PFE ETF, Defiance Daily Target 2X Long SE ETF, Defiance Daily Target 2X Long ERIC ETF and Defiance Daily Target 2X Long UPS ETF), previously filed with Post-Effective Amendment No. 463 on Form N-1A on November 10, 2025 and is incorporated herein by reference.
(31) Form of Thirty-Second Amendment to the Custodian Agreement (adding Quantify 2X Daily All Cap Crypto ETF, Quantify 2X Daily Alt Season Crypto ETF, Quantify 2X Daily AltAlt Season Crypto ETF, YieldMax® Hundred Club ETFs, IncomeSTKd 1x US Stocks & 1x Bitcoin Premium ETF, IncomeSTKd 1x US Stocks & 1x Gold Premium ETF, IncomeSTKd 1x Bitcoin & 1x Gold Premium ETF, IncomeSTKd 1x Treasury & 1x Gold Premium ETF, IncomeSTKd 1x Bitcoin & 1x Treasury Premium ETF, IncomeSTKd 1x US Stocks & 1x Treasury Premium ETF, IncomeQ 1.5x Bitcoin & Bitcoin Treasury mNAV Harvester ETF, IncomeQ 1.5x Crypto & Crypto Treasury mNAV Harvester ETF, Defiance Daily Target 2X Short APLD ETF, Defiance Daily Target 2X Short ARM ETF, Defiance Daily Target 2X Short BE ETF, Defiance Daily Target 2X Short BITF ETF, Defiance Daily Target 2X Short CLSK ETF, Defiance Daily Target 2X Short CRWV ETF, Defiance Daily Target 2X Short IREN ETF, Defiance Daily Target 2X Short JOBY ETF, Defiance Daily Target 2X Short NBIS ETF, Defiance Daily Target 2X Short NVTS ETF, Defiance Daily Target 2X Short OPEN ETF, Defiance Daily Target 2X Short ORCL ETF, Defiance Daily Target 2X Short SMR ETF, Defiance Daily Target 2X Short SNOW ETF, Defiance Daily Target 2X Short UPST ETF, Defiance Daily Target 2X Long BITF ETF, Defiance Daily Target 2X Long CLS ETF, Defiance Daily Target 2X Long HPQ ETF, Defiance Daily Target 2X Long JMIA ETF, Defiance Daily Target 2X Long LUNR ETF, Defiance Daily Target 2X Long ONDS ETF, Defiance Daily Target 2X Long RKT ETF, Defiance Daily Target 2X Long PGY ETF, Defiance Daily Target 2X Long PL ETF, Defiance Daily Target 2X Long BE ETF, Defiance Daily Target 2X Long BIIB ETF, Defiance Daily Target 2X Long BTQ ETF, Defiance Daily Target 2X Long ETHM ETF, Defiance Daily Target 2X Long JBLU ETF, Defiance Daily Target 2X Long NOK ETF, Defiance Daily Target 2X Long OXY ETF, Defiance Daily Target 2X Long RMBS ETF, Defiance Daily Target 2X Long VRTX ETF, Defiance Daily Target 2X Long WING ETF, Defiance Daily Target 2X Long ZIM ETF and Defiance Long Pure Quantum ETF), previously filed with Post-Effective Amendment No. 495 on Form N-1A on December 19, 2025, is hereby incorporated by reference.
(32) Thirty-Third Amendment to the Custodian Agreement (adding Defiance 2X Daily Short Pure Quantum Computing Index ETF) – to be filed by amendment.
(33) Thirty-Fourth Amendment to the Custodian Agreement (adding Defiance 2X Daily Long Pure Drone and Aerial Automation ETF) – to be filed by amendment.

(34) Thirty-Fifth Amendment to the Custodian Agreement (adding Defiance Daily Target 2X Long CLF ETF, Defiance Daily Target 2X Long PLUG ETF, Defiance Daily Target 2X Long UUUU ETF, Defiance Daily Target 2X Long CCJ ETF, Defiance Daily Target 2X Long DNN ETF, Defiance Daily Target 2X Long HL ETF, Defiance Daily Target 2X Long NDAQ ETF, Defiance Daily Target 2X Long PAAS ETF, Defiance Daily Target 2X Long PATH ETF, Defiance Daily Target 2X Long POET ETF, Defiance Daily Target 2X Long COMM ETF and Defiance Daily Target 2X Long AMKR ETF) – to be filed by amendment.
(35) Thirty-Sixth Amendment to the Custodian Agreement (adding Defiance Daily Target 2X Short RKT ETF) - to be filed by amendment.
(36) Thirty-Seventh Amendment to the Custodian Agreement (adding Nicholas Gold Income ETF, Nicholas Silver Income ETF, Nicholas Nuclear Income ETF and Nicholas Defense and Rare Earth Income ETF) - to be filed by amendment.
(37) Thirty-Eighth Amendment to the Custodian Agreement (adding Chesapeake Trend-Following Fixed Income ETF) - to be filed by amendment.
(38) Thirty-Ninth Amendment to the Custodian Agreement (adding Defiance AdvMicrDev LightningSpread™ Income ETF, Defiance AAPL LightningSpread™ Income ETF, Defiance Blkstne LightningSpread™ Income ETF, Defiance CRCL LightningSpread™ Income ETF, Defiance COIN LightningSpread™ Income ETF, Defiance FcBk LightningSpread™ Income ETF, Defiance MSTR LightningSpread™ Income ETF, Defiance NVDA LightningSpread™ Income ETF, Defiance ORCL LightningSpread™ Income ETF, Defiance PLTR LightningSpread™ Income ETF, Defiance TSLA LightningSpread™ Income ETF, Defiance Bitcoin LightningSpread™ Income ETF, Defiance Ethereum LightningSpread™ Income ETF, Defiance Gold LightningSpread™ Income ETF, Defiance Gold Miners LightningSpread™ Income ETF, Defiance Silver LightningSpread™ Income ETF, Defiance Solana LightningSpread™ Income ETF, and Defiance XRP LightningSpread™ Income ETF) - to be filed by amendment.
(39) Fortieth Amendment to the Custodian Agreement (adding YieldMax® Top Ten ETFs) - to be filed by amendment.
(40) Forty-First Amendment to the Custodian Agreement (adding Nicholas Bitcoin and Treasuries AfterDark ETF and Nicholas Bitcoin Tail ETF) - to be filed by amendment.
(41) Forty-Second Amendment to the Custodian Agreement (adding YieldMax® WarTech & Cyber Defense Portfolio Option Income ETF, YieldMax® Strategic Metals & Mining Portfolio Option Income ETF, YieldMax® Digital Finance Ecosystem Portfolio Option Income ETF and YieldMax® RoboTech & Automation Portfolio Option Income ETF) - to be filed by amendment.
(42) Forty-Third Amendment to the Custodian Agreement (adding Defiance Daily Target 2X Long AMTM ETF) - to be filed by amendment.
	(ii)	Semi-Transparent ETF Custody Agreement between Tidal Trust II and U.S. Bank National Association, previously filed with Post-Effective Amendment No. 74 on Form N-1A on April 11, 2023 and is incorporated herein by reference.
(h)	(i)	Fund Administration Servicing Agreement between the Trust and Tidal ETF Services LLC, previously filed with the Trusts registration statement on Form N-1A/A on July 12, 2022, is hereby incorporated by reference.
(1) First Amendment to the Fund Administration Servicing Agreement (adding YieldMax® AAPL Option Income Strategy ETF, YieldMax® AMZN Option Income Strategy ETF, YieldMax® BRK.B Option Income Strategy ETF, YieldMax® COIN Option Income Strategy ETF, YieldMax® META Option Income Strategy ETF, YieldMax® GOOG Option Income Strategy ETF, YieldMax® NFLX Option Income Strategy ETF, YieldMax® NVDA Option Income Strategy ETF, YieldMax® XYZ Option Income Strategy ETF, YieldMax® TSLA Option Income Strategy ETF, YieldMax® ARKK Option Income Strategy ETF, YieldMax® KWEB Option Income Strategy ETF, YieldMax® GDX Option Income Strategy ETF, YieldMax® XBI Option Income Strategy ETF, and YieldMax® TLT Option Income Strategy ETF and Senior Secured Credit Opportunities ETF), previously filed with Post-Effective Amendment No. 15 on Form N-1A on October 13, 2022 and is incorporated herein by reference.
(2) Third Amendment to the Fund Administration Servicing Agreement (adding Nicholas Fixed Income Alternative ETF), previously filed with Post-Effective Amendment No. 34 on Form N-1A on November 22, 2022 and is incorporated herein by reference.
(3) Fourth Amendment to the Fund Administration Servicing Agreement (adding Pinnacle Focused Opportunities ETF and Veridien Climate Action ETF), previously filed with Post-Effective Amendment No. 45 on Form N-1A on December 28, 2022 and is incorporated herein by reference.
(4) Fifth Amendment to the Fund Administration Servicing Agreement (adding Return Stacked® Bonds & Managed Futures ETF and Return Stacked® Global Stocks & Bonds ETF), previously filed with Post-Effective Amendment No. 56 on Form N-1A on February 6, 2023 and is incorporated herein by reference.
(5) Sixth Amendment to the Fund Administration Servicing Agreement (adding DGA Absolute Return ETF), previously filed with Post-Effective Amendment No. 72 on Form N-1A on April 6, 2023 and is incorporated herein by reference.
(6) Seventh Amendment to the Fund Administration Servicing Agreement (adding Tactical Advantage ETF), previously filed with Post-Effective Amendment No. 72 on Form N-1A on April 6, 2023 and is incorporated herein by reference.
(7) Eighth Amendment to the Fund Administration Servicing Agreement (adding Roundhill Generative AI & Technology ETF), previously filed with Post-Effective Amendment No. 83 on Form N-1A on May 2, 2023 and is incorporated herein by reference.

(8) Ninth Amendment to the Fund Administration Servicing Agreement (adding Blueprint Chesapeake Multi-Asset Trend ETF), previously filed with Post-Effective Amendment No. 102 on Form N-1A on June 27, 2023 and is incorporated herein by reference.
(9) CCO Services Amendment to Fund Administration Servicing Agreement, previously filed with Post-Effective Amendment No. 88 on Form N-1A on May 12, 2023 and is incorporated herein by reference.
(10) Tenth Amendment to the Fund Administration Servicing Agreement (adding Cboe Validus S&P 500 Dynamic PutWrite Index ETF, Grizzle Growth ETF, YieldMax® MSTR Option Income Strategy ETF, YieldMax® ABNB Option Income Strategy ETF, YieldMax® AMD Option Income Strategy ETF, YieldMax® MRNA Option Income Strategy ETF, YieldMax® PYPL Option Income Strategy ETF, YieldMax® DIS Option Income Strategy ETF, YieldMax® JPM Option Income Strategy ETF, YieldMax® MSFT Option Income Strategy ETF, and YieldMax® XOM Option Income Strategy ETF), previously filed with Post-Effective Amendment No. 107 on Form N-1A on July 25, 2023 and is incorporated herein by reference.
(11) Eleventh Amendment to the Fund Administration Servicing Agreement (adding Return Stacked® U.S. Stocks & Managed Futures ETF, Defiance Nasdaq 100 Weekly Distribution ETF, Defiance S&P 500 Weekly Distribution ETF and Defiance R2000 Weekly Distribution ETF), previously filed with Post-Effective Amendment No. 117 on Form N-1A on August 25, 2023 and is incorporated herein by reference.
(12) Twelfth Amendment to the Fund Administration Servicing Agreement (adding CoreValues Alpha Greater China Growth ETF, YieldMax® ADBE Option Income Strategy ETF, YieldMax® AI Option Income Strategy ETF, YieldMax® BA Option Income Strategy ETF, YieldMax® BIIB Option Income Strategy ETF, YieldMax® INTC Option Income Strategy ETF, YieldMax® NKE Option Income Strategy ETF, YieldMax® ORCL Option Income Strategy ETF, YieldMax® ROKU Option Income Strategy ETF, YieldMax® SNOW Option Income Strategy ETF, YieldMax® TGT Option Income Strategy ETF and YieldMax® ZM Option Income Strategy ETF), previously filed with Post-Effective Amendment No. 124 on Form N-1A on September 20, 2023 and is incorporated herein by reference.
(13) Thirteenth Amendment to the Fund Administration Servicing Agreement (adding Hilton Small-MidCap Opportunity ETF), previously filed with Post-Effective Amendment No. 135 on Form N-1A on November 20, 2023 and is incorporated herein by reference.
(14) Fourteenth Amendment to the Fund Administration Servicing Agreement (adding YieldMax® Universe Fund of Option Income ETFs, YieldMax® Magnificent 7 Fund of Option Income ETFs and Defiance Treasury Alternative Yield ETF), previously filed with Post-Effective Amendment No. 153 on Form N-1A on January 8, 2024 and is incorporated herein by reference.
(15) Fifteenth Amendment to the Fund Administration Servicing Agreement (adding Defiance Developed Markets Enhanced Options Income ETF, Defiance Emerging Markets Enhanced Options Income ETF, Defiance Nasdaq 100 Target Income ETF, Defiance S&P 500 Target Income ETF, Defiance R2000 Target Income ETF Quantify Absolute Income ETF, iREIT - MarketVector Quality REIT Index ETF, YieldMax® Ultra Option Income Strategy ETF and YieldMax® MSTR Option Income Strategy ETF), previously filed with Post-Effective Amendment No. 165 on Form N-1A on February 1, 2024 and is incorporated herein by reference.
(16) Sixteenth Amendment to the Fund Administration Servicing Agreement (adding YieldMax® TSLA Short Option Income Strategy ETF, YieldMax® Innovation Short Option Income Strategy ETF, YieldMax® NVDA Short Option Income Strategy ETF, YieldMax® COIN Short Option Income Strategy ETF, YieldMax® AAPL Short Option Income Strategy ETF, YieldMax® N100 Short Option Income Strategy ETF and Carbon Collective Short Duration Green Bond ETF), previously filed with Post-Effective Amendment No. 182 on Form N-1A on March 4, 2024 and is incorporated herein by reference.
(17) Seventeenth Amendment to the Fund Administration Servicing Agreement (adding Even Herd Long Short ETF, Peerless Option Wheel ETF, Return Stacked® Bonds & Futures Yield ETF, Return Stacked® U.S. Equity & Futures Yield ETF and YieldMax® Bitcoin Option Income Strategy ETF), previously filed with Post-Effective Amendment No. 194 on Form N-1A on March 26, 2024 and is incorporated herein by reference.
(18) Eighteenth Amendment to the Fund Administration Servicing Agreement (adding Defiance Gold Enhanced Options Income ETF, Defiance Silver Enhanced Options Income ETF, Defiance Oil Enhanced Options Income ETF, Defiance Treasury Enhanced Options Income ETF and Clockwise Core Equity & Innovation ETF), previously filed with Post-Effective Amendment No. 206 on Form N-1A on April 29, 2024 and is incorporated herein by reference.
(19) Nineteenth Amendment to the Fund Administration Servicing Agreement (adding Cambria Chesapeake Pure Trend ETF, Defiance Daily Target 2X Short MSTR ETF, Defiance Daily Target 2X Long RIOT ETF (formerly known as Defiance Daily Target 2X Long Carbon ETF), Defiance Daily Target 2X Long Copper ETF, Defiance Daily Target 2X Long China Dragons ETF (formerly known as Defiance Daily Target 2X Long Lithium ETF), Defiance Daily Target 2X Long LLY ETF, Defiance Daily Target 2X Long MSTR ETF, Defiance Daily Target 2X Long NVO ETF, Defiance Daily Target 2X Long AVGO ETF, Defiance Daily Target 2X Long SMCI ETF, Defiance Daily Target 2X Long Solar ETF and Defiance Daily Target 2X Long Uranium ETF), previously filed with Post-Effective Amendment No. 213 on Form N-1A on May 21, 2024 and is incorporated herein by reference.
(20) Twentieth Amendment to the Fund Administration Servicing Agreement (adding Nicholas Global Equity and Income ETF, YieldMax® BABA Option Income Strategy ETF, YieldMax® CVNA Option Income Strategy ETF, YieldMax® DKNG Option Income Strategy ETF, YieldMax® HOOD Option Income Strategy ETF, YieldMax® JD Option Income Strategy ETF, YieldMax® MARA Option Income Strategy ETF, YieldMax® PDD Option Income Strategy ETF, YieldMax® PLTR Option Income Strategy ETF, YieldMax® RBLX Option Income Strategy ETF, YieldMax® SHOP Option Income Strategy ETF, YieldMax® SMCI Option Income Strategy ETF, and YieldMax® TSM Option Income Strategy ETF), previously filed with Post-Effective Amendment No. 237 on Form N-1A on July 18, 2024 and is incorporated herein by reference.

(21) Twenty-First Amendment to the Fund Administration Servicing Agreement (adding YieldMax® Ether Option Income Strategy ETF, STKd 100% Bitcoin & 100% Gold ETF and Defiance Large Cap ex-Mag 7 ETF), previously filed with Post-Effective Amendment No. 259 on Form N-1A on September 9, 2024, and is incorporated herein by reference.
(22) Twenty-Second Amendment to the Fund Administration Servicing Agreement (adding YieldMax® Target 12™ Semiconductor Option Income ETF, YieldMax® Target 12™ Biotech & Pharma Option Income ETF, YieldMax® Target 12™ Energy Option Income ETF, YieldMax® Target 12™ Real Estate Option Income ETF, YieldMax® Target 12™ Tech & Innovation Option Income ETF, YieldMax® Target 12™ Big 50 Option Income ETF, YieldMax® Dorsey Wright Hybrid 5 Income ETF, YieldMax® Dorsey Wright Featured 5 Income ETF, YieldMax® AI & Tech Portfolio Option Income ETF, YieldMax® Crypto Industry & Tech Portfolio Option Income ETF, YieldMax® China Portfolio Option Income ETF, YieldMax® Semiconductor Portfolio Option Income ETF, YieldMax® Biotech & Pharma Portfolio Option Income ETF, YieldMax® Ultra Short Option Income Strategy ETF and Return Stacked® Bonds & Merger Arbitrage ETF), previously filed with Post-Effective Amendment No. 280 on Form N-1A on November 22, 2024, and is incorporated herein by reference.
(23) Twenty-Third Amendment to the Fund Administration Servicing Agreement (adding Defiance Daily Target 2X Long SOFI ETF, Defiance Daily Target 2X Long AMAT ETF, Defiance Daily Target 2X Long GOLD ETF, Defiance Daily Target 2X Long ORCL ETF, Defiance Daily Target 2X Long FSLR ETF, Defiance Daily Target 2X Long DKNG ETF, Defiance Hot Sauce Daily 3X Strategy ETF, Defiance AI & Power Infrastructure ETF, YieldMax® Nasdaq 100 0DTE Covered Call Strategy ETF, YieldMax® S&P 500 0DTE Covered Call Strategy ETF and YieldMax® R2000 0DTE Covered Call Strategy ETF), previously filed with Post-Effective Amendment No. 299 on Form N-1A on January 14, 2025 and is incorporated herein by reference.
(24) Twenty-Fourth Amendment to the Fund Administration Servicing Agreement (adding STKd 100% COIN & 100% NVDA ETF, STKd 100% NVDA & 100% MSTR ETF, STKd 100% MSTR & 100% COIN ETF, STKd 100% COIN & 100% HOOD ETF, STKd 100% NVDA & 100% AMD ETF, STKd 100% TSLA & 100% MSTR ETF, STKd 100% TSLA & 100% NVDA ETF, STKd 100% SMCI & 100% NVDA ETF, STKd 100% UBER & 100% TSLA ETF and STKd 100% META & 100% AMZN ETF, Defiance Leveraged Long MSTR ETF, Defiance Leveraged Long + Income MSTR ETF, Defiance Daily Target 2X Long HIMS ETF, Defiance Daily Target 2X Long IONQ ETF, Defiance Daily Target 2X Long RKLB ETF, Defiance Daily Target 2X Long CVNA ETF, Defiance Daily Target 2X Long HOOD ETF, Defiance Daily Target 2X Long VST ETF, Defiance Daily Target 2X Long JPM ETF, Defiance Daily Target 2X Long PENN ETF, Defiance Daily Target 2X Long SOUN ETF, Defiance Daily Target 2X Long MRVL ETF, Defiance Daily Target 2X Long RGTI ETF, Defiance Daily Target 2X Short RIOT ETF, Defiance Daily Target 2X Short SMCI ETF and Defiance Daily Target 2X Short LLY ETF, YieldMax® MSTR Short Option Income Strategy ETF, YieldMax® AMD Short Option Income Strategy ETF, YieldMax® AMZN Short Option Income Strategy ETF, YieldMax® MARA Short Option Income Strategy ETF, YieldMax® Bitcoin Short Option Income Strategy ETF, YieldMax® META Short Option Income Strategy ETF and YieldMax® SMCI Short Option Income Strategy ETF), previously filed with Post-Effective Amendment No. 316 on Form N-1A on February 24, 2025 and is incorporated herein by reference.
(25) Twenty-Fifth Amendment to the Fund Administration Servicing Agreement (adding Defiance Daily Target 2X Long DJT ETF, Defiance Daily Target 2X Long RDDT ETF, Return Stacked® U.S. Stocks & Gold/Bitcoin ETF, Defiance Trillion Dollar Club Index ETF, Defiance Nasdaq 100 LightningSpread™ Income ETF, Defiance S&P 500 LightningSpread™ Income ETF, Defiance Russell 2000 LightningSpread™ Income ETF, YieldMax® AI Performance & Distribution Target 25™ ETF, YieldMax® AMD Performance & Distribution Target 25™ ETF, YieldMax® AMZN Performance & Distribution Target 25™ ETF, YieldMax® COIN Performance & Distribution Target 25™ ETF, YieldMax® MARA Performance & Distribution Target 25™ ETF, YieldMax® MSTR Performance & Distribution Target 25™ ETF, YieldMax® NVDA Performance & Distribution Target 25™ ETF, YieldMax® PLTR Performance & Distribution Target 25™ ETF, YieldMax® SMCI Performance & Distribution Target 25™ ETF and YieldMax® TSLA Performance & Distribution Target 25™ ETF, Defiance Daily Target 2X Short CVNA ETF, Defiance Daily Target 2X Short IONQ ETF, Defiance Daily Target 2X Short PLTR ETF, Defiance Daily Target 2X Short RKLB ETF, Defiance Daily Target 2X Long ANET ETF, Defiance Daily Target 2X Long ARM ETF, Defiance Daily Target 2X Long PM ETF, Defiance Daily Target 2X Long UBER ETF, Hilton BDC Corporate Bond ETF, and Nicholas Crypto Income ETF), previously filed with Post-Effective Amendment No. 339 on Form N-1A on April 8, 2025 and is incorporated herein by reference.
(26) Twenty-Sixth Amendment to the Fund Administration Servicing Agreement (adding Defiance 2X Daily Long Pure Quantum ETF, Defiance MAGA Seven ETF, Defiance Daily Target 2X Long OKLO ETF, Defiance Daily Target 2X Long QBTS ETF, Defiance Daily Target 2X Short RGTI ETF, Defiance Daily Target 2X Short QBTS ETF, Defiance Nasdaq 100 Double Short Hedged ETF and YieldMax® Bitcoin Performance & Distribution Target 25™ ETF), previously filed with Post-Effective Amendment No. 366 on Form N-1A on June 17, 2025 and is incorporated herein by reference.

(27) Twenty-Seventh Amendment to the Fund Administration Servicing Agreement (adding Defiance Vol Carry Hedged ETF, Defiance Enhanced Short Vol ETF, Defiance Enhanced Long Vol ETF, Defiance Leveraged Long + Income AAPL ETF, Defiance Leveraged Long + Income AMD ETF, Defiance Leveraged Long + Income AMZN ETF, Defiance Leveraged Long + Income BRK.B ETF, Defiance Leveraged Long + Income COIN ETF, Defiance Leveraged Long + Income GOOG ETF, Defiance Leveraged Long + Income HIMS ETF, Defiance Leveraged Long + Income HOOD ETF, Defiance Leveraged Long + Income META ETF, Defiance Leveraged Long + Income NFLX ETF, Defiance Leveraged Long + Income NVDA ETF, Defiance Leveraged Long + Income PLTR ETF, Defiance Leveraged Long + Income SMCI ETF, Defiance Leveraged Long + Income TSLA ETF, YieldMax® AFRM Option Income Strategy ETF, YieldMax® APP Option Income Strategy ETF, YieldMax® ARM Option Income Strategy ETF, YieldMax® AVGO Option Income Strategy ETF, YieldMax® CRWD Option Income Strategy ETF, YieldMax® GME Option Income Strategy ETF, YieldMax® HIMS Option Income Strategy ETF, YieldMax® IONQ Option Income Strategy ETF, YieldMax® LLY Option Income Strategy ETF, YieldMax® RDDT Option Income Strategy ETF, YieldMax® SPOT Option Income Strategy ETF and YieldMax® UBER Option Income Strategy ETF) – previously filed with Post-Effective Amendment No. 382 on Form N-1A on July 15, 2025, is hereby incorporated by reference.
(28) Twenty-Eighth Amendment to the Fund Administration Servicing Agreement (adding YieldMax® CRCL Option Income Strategy ETF, YieldMax® CRWV Option Income Strategy ETF, YieldMax® GLXY Option Income Strategy ETF, Defiance Leveraged Long + Income CRCL ETF, Defiance Leveraged Long + Income CRWV ETF, Defiance Leveraged Long + Income GLXY ETF, Defiance Leveraged Long + Income Magnificent Seven ETF, Defiance Leveraged Long + Income Nasdaq 100 ETF, Defiance Leveraged Long + Income S&P 500 ETF, Defiance Leveraged Long + Income Ethereum ETF and Defiance Leveraged Long + Income Bitcoin ETF, and YieldMax® U.S Stocks Target Double Distribution ETF), previously filed with Post-Effective Amendment No. 408 on Form N-1A on August 25, 2025, is hereby incorporated by reference.
(29) Twenty-Ninth Amendment to the Fund Administration Servicing Agreement (adding Defiance Daily Target 2X Long ALAB ETF, Defiance Daily Target 2X Long APLD ETF, Defiance Daily Target 2X Long AVAV ETF, Defiance Daily Target 2X Long JOBY ETF, Defiance Daily Target 2X Long KTOS ETF, Defiance Daily Target 2X Long LMND ETF, Defiance Daily Target 2X Long NBIS ETF, Defiance Daily Target 2X Long NVTS ETF, Defiance Daily Target 2X Long OSCR ETF, Defiance Daily Target 2X Long PONY ETF, Defiance Daily Target 2X Long RCAT ETF, Defiance Daily Target 2X Long RBRK ETF, Defiance Daily Target 2X Long ZETA ETF Defiance Daily Target 2X Long AEO ETF, Defiance Daily Target 2X Long BLSH ETF, Defiance Daily Target 2X Long DASH ETF, Defiance Daily Target 2X Long MRNA ETF, Defiance U.S. Dividend Equity Paid Weekly ETF, Defiance Daily Target 2X Long ET ETF, Defiance Daily Target 2X Long FIG ETF, Defiance Daily Target 2X Long IREN ETF, Defiance Daily Target 2X Long MP ETF and Defiance Daily Target 2X Long QS ETF), previously filed with Post-Effective Amendment No. 433 on Form N-1A on September 24, 2025, is hereby incorporated by reference.
(30) Thirtieth Amendment to the Fund Administration Servicing Agreement (adding Defiance Leveraged Long BEAM ETF, Defiance Leveraged Long SBET ETF, Defiance Leveraged Long OPEN ETF, Defiance Leveraged Long EOSE ETF, Defiance Leveraged Long + Income BMNR ETF, Defiance Leveraged Long + Income SOFI ETF, Defiance Leveraged Long + Income XRP ETF, Defiance Leveraged Long + Income SOL ETF, CoreValues America First Technology Index ETF, Defiance Daily Target 2X Long CHWY ETF, Defiance Daily Target 2X Long CAVA ETF, Defiance Daily Target 2X Long ELF ETF, Defiance Daily Target 2X Long WYNN ETF, Defiance Daily Target 2X Long ESLT ETF, Defiance Daily Target 2X Long BMNR ETF, Defiance Daily Target 2X Short AMD ETF, Defiance Daily Target 2X Short APP ETF, Defiance Daily Target 2X Short ASTS ETF, Defiance Daily Target 2X Short AVGO ETF, Defiance Daily Target 2X Short BBAI ETF, Defiance Daily Target 2X Short BMNR ETF, Defiance Daily Target 2X Short CRCL ETF, Defiance Daily Target 2X Short HIMS ETF, Defiance Daily Target 2X Short HOOD ETF, Defiance Daily Target 2X Short INTC ETF, Defiance Daily Target 2X Short MRVL ETF, Defiance Daily Target 2X Short MU ETF, Defiance Daily Target 2X Short NVO ETF, Defiance Daily Target 2X Short OKLO ETF, Defiance Daily Target 2X Short OSCR ETF, Defiance Daily Target 2X Short SBET ETF, Defiance Daily Target 2X Short TSM ETF, Defiance Daily Target 2X Short UNH ETF, Defiance Leveraged Long DOCN ETF, Defiance Leveraged Long HTZ ETF, Defiance Leveraged Long NEGG ETF, Defiance Leveraged Long NMAX ETF, Defiance Leveraged Long RUM ETF, Defiance QTUM Options Income ETF, Defiance Daily Target 2X Long AA ETF, Defiance Daily Target 2X Long CAE ETF, Defiance Daily Target 2X Long CSCO ETF, Defiance Daily Target 2X Long EBAY ETF, Defiance Daily Target 2X Long EXEL ETF, Defiance Daily Target 2X Long IBKR ETF, Defiance Daily Target 2X Long KLAC ETF, Defiance Daily Target 2X Long MPWR ETF, Defiance Daily Target 2X Long PFE ETF, Defiance Daily Target 2X Long SE ETF, Defiance Daily Target 2X Long ERIC ETF and Defiance Daily Target 2X Long UPS ETF) – previously filed with Post-Effective Amendment No. 457 on Form N-1A on October 29, 2025 and is incorporated herein by reference.
(31) Thirty-First Amendment to the Fund Administration Servicing Agreement (adding Quantify 2X Daily All Cap Crypto ETF, Quantify 2X Daily Alt Season Crypto ETF, Quantify 2X Daily AltAlt Season Crypto ETF, YieldMax® Hundred Club ETFs, IncomeSTKd 1x US Stocks & 1x Bitcoin Premium ETF, IncomeSTKd 1x US Stocks & 1x Gold Premium ETF, IncomeSTKd 1x Bitcoin & 1x Gold Premium ETF, IncomeSTKd 1x Treasury & 1x Gold Premium ETF, IncomeSTKd 1x Bitcoin & 1x Treasury Premium ETF, IncomeSTKd 1x US Stocks & 1x Treasury Premium ETF, IncomeQ 1.5x Bitcoin & Bitcoin Treasury mNAV Harvester ETF, IncomeQ 1.5x Crypto & Crypto Treasury mNAV Harvester ETF, Defiance Daily Target 2X Short APLD ETF, Defiance Daily Target 2X Short ARM ETF, Defiance Daily Target 2X Short BE ETF, Defiance Daily Target 2X Short BITF ETF, Defiance Daily Target 2X Short CLSK ETF, Defiance Daily Target 2X Short CRWV ETF, Defiance Daily Target 2X Short IREN ETF, Defiance Daily Target 2X Short JOBY ETF, Defiance Daily Target 2X Short NBIS ETF, Defiance Daily Target 2X Short NVTS ETF, Defiance Daily Target 2X Short OPEN ETF, Defiance Daily Target 2X Short ORCL ETF, Defiance Daily Target 2X Short SMR ETF, Defiance Daily Target 2X Short SNOW ETF, Defiance Daily Target 2X Short UPST ETF, Defiance Daily Target 2X Long BITF ETF, Defiance Daily Target 2X Long CLS ETF, Defiance Daily Target 2X Long HPQ ETF, Defiance Daily Target 2X Long JMIA ETF, Defiance Daily Target 2X Long LUNR ETF, Defiance Daily Target 2X Long ONDS ETF, Defiance Daily Target 2X Long RKT ETF, Defiance Daily Target 2X Long PGY ETF, Defiance Daily Target 2X Long PL ETF, Defiance Daily Target 2X Long BE ETF, Defiance Daily Target 2X Long BIIB ETF, Defiance Daily Target 2X Long BTQ ETF, Defiance Daily Target 2X Long ETHM ETF, Defiance Daily Target 2X Long JBLU ETF, Defiance Daily Target 2X Long NOK ETF, Defiance Daily Target 2X Long OXY ETF, Defiance Daily Target 2X Long RMBS ETF, Defiance Daily Target 2X Long VRTX ETF, Defiance Daily Target 2X Long WING ETF, Defiance Daily Target 2X Long ZIM ETF and Defiance Long Pure Quantum ETF), previously filed with Post-Effective Amendment No. 495 on Form N-1A on December 19, 2025, is hereby incorporated by reference.

(32) Thirty-Second Amendment to the Fund Administration Servicing Agreement (adding Nicholas Gold Income ETF, Nicholas Silver Income ETF, Nicholas Nuclear Income ETF and Nicholas Defense and Rare Earth Income ETF) – to be filed by amendment.
(33) Thirty-Third Amendment to the Fund Administration Servicing Agreement (adding Chesapeake Trend-Following Fixed Income ETF) – to be filed by amendment.
(34) Thirty-Fourth Amendment to the Fund Administration Servicing Agreement (adding Defiance AdvMicrDev LightningSpread™ Income ETF, Defiance AAPL LightningSpread™ Income ETF, Defiance Blkstne LightningSpread™ Income ETF, Defiance CRCL LightningSpread™ Income ETF, Defiance COIN LightningSpread™ Income ETF, Defiance FcBk LightningSpread™ Income ETF, Defiance MSTR LightningSpread™ Income ETF, Defiance NVDA LightningSpread™ Income ETF, Defiance ORCL LightningSpread™ Income ETF, Defiance PLTR LightningSpread™ Income ETF, Defiance TSLA LightningSpread™ Income ETF, Defiance Bitcoin LightningSpread™ Income ETF, Defiance Ethereum LightningSpread™ Income ETF, Defiance Gold LightningSpread™ Income ETF, Defiance Gold Miners LightningSpread™ Income ETF, Defiance Silver LightningSpread™ Income ETF, Defiance Solana LightningSpread™ Income ETF, and Defiance XRP LightningSpread™ Income ETF) – to be filed by amendment.
(35) Thirty-Fifth Amendment to the Fund Administration Servicing Agreement (adding YieldMax® Top Ten ETFs) - to be filed by amendment.
(36) Thirty-Sixth Amendment to the Fund Administration Servicing Agreement (adding Nicholas Bitcoin and Treasuries AfterDark ETF and Nicholas Bitcoin Tail ETF) - to be filed by amendment.
(37) Thirty-Seventh Amendment to the Fund Administration Servicing Agreement (adding YieldMax® WarTech & Cyber Defense Portfolio Option Income ETF, YieldMax® Strategic Metals & Mining Portfolio Option Income ETF, YieldMax® Digital Finance Ecosystem Portfolio Option Income ETF and YieldMax® RoboTech & Automation Portfolio Option Income ETF ) - to be filed by amendment.
(38) Thirty-Eighth Amendment to the Fund Administration Servicing Agreement (adding Defiance Daily Target 2X Long AMTM ETF) - to be filed by amendment.
(ii)	Fund Sub-Administration Servicing Agreement between Tidal ETF Services LLC on behalf of the Trust and U.S. Bancorp Fund Services, LLC, previously filed with the Trusts registration statement on Form N-1A/A on July 12, 2022, is hereby incorporated by reference.
(1) First Amendment to the Fund Sub-Administration Servicing Agreement (adding YieldMax® AAPL Option Income Strategy ETF, YieldMax® AMZN Option Income Strategy ETF, YieldMax® BRK.B Option Income Strategy ETF, YieldMax® COIN Option Income Strategy ETF, YieldMax® META Option Income Strategy ETF, YieldMax® GOOG Option Income Strategy ETF, YieldMax® NFLX Option Income Strategy ETF, YieldMax® NVDA Option Income Strategy ETF, YieldMax® XYZ Option Income Strategy ETF, YieldMax® TSLA Option Income Strategy ETF YieldMax® ARKK Option Income Strategy ETF, YieldMax® KWEB Option Income Strategy ETF, YieldMax® GDX Option Income Strategy ETF, YieldMax® XBI Option Income Strategy ETF, YieldMax® TLT Option Income Strategy ETF, and adding Senior Secured Credit Opportunities ETF), previously filed with Post-Effective Amendment No. 15 on Form N-1A on October 13, 2022 and is incorporated herein by reference.
(2) Third Amendment to the Fund Sub-Administration Servicing Agreement (adding Nicholas Fixed Income Alternative ETF), previously filed with Post-Effective Amendment No. 318 on Form N-1A on February 24, 2025 and is incorporated herein by reference.
(3) Fourth Amendment to the Fund Sub-Administration Servicing Agreement (adding Pinnacle Focused Opportunities ETF), previously filed with Post-Effective Amendment No. 45 on Form N-1A on December 28, 2022 and is incorporated herein by reference.

(4) Fifth Amendment to the Fund Sub-Administration Servicing Agreement (adding Return Stacked® Bonds & Managed Futures ETF and Return Stacked® Global Stocks & Bonds ETF), previously filed with Post-Effective Amendment No. 56 on Form N-1A on February 6, 2023 and is incorporated herein by reference.
(5) Sixth Amendment to the Fund Sub-Administration Servicing Agreement (adding DGA Absolute Return ETF), previously filed with Post-Effective Amendment No. 72 on Form N-1A on April 6, 2023 and is incorporated herein by reference.
(6) Seventh Amendment to the Fund Sub-Administration Servicing Agreement (adding Tactical Advantage ETF), previously filed with Post-Effective Amendment No. 72 on Form N-1A on April 6, 2023 and is incorporated herein by reference.
(7) Eighth Amendment to the Fund Sub-Administration Servicing Agreement (adding Roundhill Generative AI & Technology ETF), previously filed with Post-Effective Amendment No. 83 on Form N-1A on May 2, 2023 and is incorporated herein by reference.
(8) Ninth Amendment to the Fund Accounting Servicing Agreement (adding Blueprint Chesapeake Multi-Asset Trend ETF), previously filed with Post-Effective Amendment No. 102 on Form N-1A on June 27, 2023 and is incorporated herein by reference.
(9) Tenth Amendment to the Fund Sub-Administration Servicing Agreement (adding Cboe Validus S&P 500 Dynamic PutWrite Index ETF, Grizzle Growth ETF, YieldMax® MSTR Option Income Strategy ETF, YieldMax® ABNB Option Income Strategy ETF, YieldMax® AMD Option Income Strategy ETF, YieldMax® MRNA Option Income Strategy ETF, YieldMax® PYPL Option Income Strategy ETF, YieldMax® DIS Option Income Strategy ETF, YieldMax® JPM Option Income Strategy ETF, YieldMax® MSFT Option Income Strategy ETF, and YieldMax® XOM Option Income Strategy ETF), previously filed with Post-Effective Amendment No. 107 on Form N-1A on July 25, 2023 and is incorporated herein by reference.
(10) Eleventh Amendment to the Fund Sub-Administration Servicing Agreement (adding Return Stacked® U.S. Stocks & Managed Futures ETF, Defiance Nasdaq 100 Weekly Distribution ETF, Defiance S&P 500 Weekly Distribution ETF and Defiance R2000 Weekly Distribution ETF), previously filed with Post-Effective Amendment No. 117 on Form N-1A on August 25, 2023 and is incorporated herein by reference.
(11) Twelfth Amendment to the Fund Sub-Administration Servicing Agreement (adding CoreValues Alpha Greater China Growth ETF, YieldMax® ADBE Option Income Strategy ETF, YieldMax® AI Option Income Strategy ETF, YieldMax® BA Option Income Strategy ETF, YieldMax® BIIB Option Income Strategy ETF, YieldMax® INTC Option Income Strategy ETF, YieldMax® NKE Option Income Strategy ETF, YieldMax® ORCL Option Income Strategy ETF, YieldMax® ROKU Option Income Strategy ETF, YieldMax® SNOW Option Income Strategy ETF, YieldMax® TGT Option Income Strategy ETF and YieldMax® ZM Option Income Strategy ETF), previously filed with Post-Effective Amendment No. 130 on Form N-1A on October 6, 2023 and is incorporated herein by reference.
(12) Thirteenth Amendment to the Fund Sub-Administration Servicing Agreement (adding Hilton Small-MidCap Opportunity ETF), previously filed with Post-Effective Amendment No. 135 on Form N-1A on November 20, 2023 and is incorporated herein by reference.
(13) Fourteenth Amendment to the Fund Sub-Administration Servicing Agreement (adding YieldMax® Universe Fund of Option Income ETFs, YieldMax® Magnificent 7 Fund of Option Income ETFs and Defiance Treasury Alternative Yield ETF), previously filed with Post-Effective Amendment No. 153 on Form N-1A on January 8, 2024 and is incorporated herein by reference.
(14) Fifteenth Amendment to the Fund Sub-Administration Servicing Agreement (adding Defiance Developed Markets Enhanced Options Income ETF, Defiance Emerging Markets Enhanced Options Income ETF, Defiance Nasdaq 100 Target Income ETF, Defiance S&P 500 Target Income ETF, Defiance R2000 Target Income ETF Quantify Absolute Income ETF, iREIT - MarketVector Quality REIT Index ETF, YieldMax® Ultra Option Income Strategy ETF and YieldMax® MSTR Option Income Strategy ETF), previously filed with Post-Effective Amendment No. 171 on Form N-1A on February 16, 2024 and is incorporated herein by reference.
(15) Sixteenth Amendment to the Fund Sub-Administration Servicing Agreement (adding YieldMax® TSLA Short Option Income Strategy ETF, YieldMax® Innovation Short Option Income Strategy ETF, YieldMax® NVDA Short Option Income Strategy ETF, YieldMax® COIN Short Option Income Strategy ETF, YieldMax® AAPL Short Option Income Strategy ETF, YieldMax® N100 Short Option Income Strategy ETF and Carbon Collective Short Duration Green Bond ETF), previously filed with Post-Effective Amendment No. 182 on Form N-1A on March 4, 2024 and is incorporated herein by reference.
(16) Seventeenth Amendment to the Fund Sub-Administration Servicing Agreement (adding Even Herd Long Short ETF, Peerless Option Wheel ETF, Return Stacked® Bonds & Futures Yield ETF, Return Stacked® U.S. Equity & Futures Yield ETF and YieldMax® Bitcoin Option Income Strategy ETF), previously filed with Post-Effective Amendment No. 194 on Form N-1A on March 26, 2024 and is incorporated herein by reference.
(17) Eighteenth Amendment to the Fund Sub-Administration Servicing Agreement (adding Defiance Gold Enhanced Options Income ETF, Defiance Silver Enhanced Options Income ETF, Defiance Oil Enhanced Options Income ETF, Defiance Treasury Enhanced Options Income ETF and Clockwise Core Equity & Innovation ETF), previously filed with Post-Effective Amendment No. 206 on Form N-1A on April 29, 2024 and is incorporated herein by reference.

(18) Nineteenth Amendment to the Fund Sub-Administration Servicing Agreement (adding Cambria Chesapeake Pure Trend ETF, Defiance Daily Target 2X Short MSTR ETF, Defiance Daily Target 2X Long RIOT ETF (formerly known as Defiance Daily Target 2X Long Carbon ETF), Defiance Daily Target 2X Long Copper ETF, Defiance Daily Target 2X Long China Dragons ETF (formerly known as Defiance Daily Target 2X Long Lithium ETF), Defiance Daily Target 2X Long LLY ETF, Defiance Daily Target 2X Long MSTR ETF, Defiance Daily Target 2X Long NVO ETF, Defiance Daily Target 2X Long AVGO ETF, Defiance Daily Target 2X Long SMCI ETF, Defiance Daily Target 2X Long Solar ETF and Defiance Daily Target 2X Long Uranium ETF), previously filed with Post-Effective Amendment No. 213 on Form N-1A on May 21, 2024 and is incorporated herein by reference.
(19) Twentieth Amendment to the Fund Sub-Administration Servicing Agreement (adding Nicholas Global Equity and Income ETF, YieldMax® BABA Option Income Strategy ETF, YieldMax® CVNA Option Income Strategy ETF, YieldMax® DKNG Option Income Strategy ETF, YieldMax® HOOD Option Income Strategy ETF, YieldMax® JD Option Income Strategy ETF, YieldMax® MARA Option Income Strategy ETF, YieldMax® PDD Option Income Strategy ETF, YieldMax® PLTR Option Income Strategy ETF, YieldMax® RBLX Option Income Strategy ETF, YieldMax® SHOP Option Income Strategy ETF, YieldMax® SMCI Option Income Strategy ETF, and YieldMax® TSM Option Income Strategy ETF), previously filed with Post-Effective Amendment No. 237 on Form N-1A on July 18, 2024 and is incorporated herein by reference.
(20) Twenty-First Amendment to the Fund Sub-Administration Servicing Agreement (adding YieldMax® Ether Option Income Strategy ETF, STKd 100% Bitcoin & 100% Gold ETF and Defiance Large Cap ex-Mag 7 ETF), previously filed with Post-Effective Amendment No. 261 on Form N-1A on September 18, 2024, and is incorporated herein by reference.
(21) Twenty-Second Amendment to the Fund Sub-Administration Servicing Agreement (adding YieldMax® Target 12™ Semiconductor Option Income ETF, YieldMax® Target 12™ Biotech & Pharma Option Income ETF, YieldMax® Target 12™ Energy Option Income ETF, YieldMax® Target 12™ Real Estate Option Income ETF, YieldMax® Target 12™ Tech & Innovation Option Income ETF, YieldMax® Target 12™ Big 50 Option Income ETF, YieldMax® Dorsey Wright Hybrid 5 Income ETF, YieldMax® Dorsey Wright Featured 5 Income ETF, YieldMax® AI & Tech Portfolio Option Income ETF, YieldMax® Crypto Industry & Tech Portfolio Option Income ETF, YieldMax® China Portfolio Option Income ETF, YieldMax® Semiconductor Portfolio Option Income ETF, YieldMax® Biotech & Pharma Portfolio Option Income ETF, YieldMax® Ultra Short Option Income Strategy ETF and Return Stacked® Bonds & Merger Arbitrage ETF), previously filed with Post-Effective Amendment No. 280 on Form N-1A on November 22, 2024, and is incorporated herein by reference.
(22) Twenty-Third Amendment to the Fund Sub-Administration Servicing Agreement (adding Defiance Daily Target 2X Long SOFI ETF, Defiance Daily Target 2X Long AMAT ETF, Defiance Daily Target 2X Long GOLD ETF, Defiance Daily Target 2X Long ORCL ETF, Defiance Daily Target 2X Long FSLR ETF, Defiance Daily Target 2X Long DKNG ETF, Defiance Hot Sauce Daily 3X Strategy ETF, Defiance AI & Power Infrastructure ETF, YieldMax® Nasdaq 100 0DTE Covered Call Strategy ETF, YieldMax® S&P 500 0DTE Covered Call Strategy ETF and YieldMax® R2000 0DTE Covered Call Strategy ETF), previously filed with Post-Effective Amendment No. 299 on Form N-1A on January 14, 2025 and is incorporated herein by reference.
(23) Twenty-Fourth Amendment to the Fund Sub-Administration Servicing Agreement (adding STKd 100% COIN & 100% NVDA ETF, STKd 100% NVDA & 100% MSTR ETF, STKd 100% MSTR & 100% COIN ETF, STKd 100% COIN & 100% HOOD ETF, STKd 100% NVDA & 100% AMD ETF, STKd 100% TSLA & 100% MSTR ETF, STKd 100% TSLA & 100% NVDA ETF, STKd 100% SMCI & 100% NVDA ETF, STKd 100% UBER & 100% TSLA ETF, STKd 100% META & 100% AMZN ETF, Defiance Leveraged Long MSTR ETF, Defiance Leveraged Long + Income MSTR ETF, Defiance Daily Target 2X Long HIMS ETF, Defiance Daily Target 2X Long IONQ ETF, Defiance Daily Target 2X Long RKLB ETF, Defiance Daily Target 2X Long CVNA ETF, Defiance Daily Target 2X Long HOOD ETF, Defiance Daily Target 2X Long VST ETF, Defiance Daily Target 2X Long JPM ETF, Defiance Daily Target 2X Long PENN ETF, Defiance Daily Target 2X Long SOUN ETF, Defiance Daily Target 2X Long MRVL ETF, Defiance Daily Target 2X Long RGTI ETF, YieldMax® MSTR Short Option Income Strategy ETF, YieldMax® AMD Short Option Income Strategy ETF, YieldMax® AMZN Short Option Income Strategy ETF, YieldMax® MARA Short Option Income Strategy ETF, YieldMax® Bitcoin Short Option Income Strategy ETF, YieldMax® META Short Option Income Strategy ETF and YieldMax® SMCI Short Option Income Strategy ETF), previously filed with Post-Effective Amendment No. 316 on Form N-1A on February 24, 2025 and is incorporated herein by reference.
(24) Twenty-Fifth Amendment to the Fund Sub-Administration Servicing Agreement (adding Defiance Daily Target 2X Short RIOT ETF, Defiance Daily Target 2X Short SMCI ETF and Defiance Daily Target 2X Short LLY ETF), previously filed with Post-Effective Amendment No. 336 on Form N-1A on March 31, 2025 and is incorporated herein by reference.
(25) Twenty-Sixth Amendment to the Fund Sub-Administration Servicing Agreement (adding Defiance Daily Target 2X Long DJT ETF, Defiance Daily Target 2X Long RDDT ETF, Defiance 2X Daily Long Pure Quantum ETF, Return Stacked® U.S. Stocks & Gold/Bitcoin ETF, Defiance Trillion Dollar Club Index ETF, Defiance Nasdaq 100 LightningSpread™ Income ETF, Defiance S&P 500 LightningSpread™ Income ETF, Defiance Russell 2000 LightningSpread™ Income ETF, YieldMax® AI Performance & Distribution Target 25™ ETF, YieldMax® AMD Performance & Distribution Target 25™ ETF, YieldMax® AMZN Performance & Distribution Target 25™ ETF, YieldMax® COIN Performance & Distribution Target 25™ ETF, YieldMax® MARA Performance & Distribution Target 25™ ETF, YieldMax® MSTR Performance & Distribution Target 25™ ETF, YieldMax® NVDA Performance & Distribution Target 25™ ETF, YieldMax® PLTR Performance & Distribution Target 25™ ETF, YieldMax® SMCI Performance & Distribution Target 25™ ETF and YieldMax® TSLA Performance & Distribution Target 25™ ETF, Defiance Daily Target 2X Short CVNA ETF, Defiance Daily Target 2X Short IONQ ETF, Defiance Daily Target 2X Short PLTR ETF, Defiance Daily Target 2X Short RKLB ETF, Defiance Daily Target 2X Long ANET ETF, Defiance Daily Target 2X Long ARM ETF, Defiance Daily Target 2X Long PM ETF, Defiance Daily Target 2X Long UBER ETF, Hilton BDC Corporate Bond ETF and Nicholas Crypto Income ETF), previously filed with Post-Effective Amendment No. 342 on Form N-1A on April 25, 2025 and is incorporated herein by reference.

(26) Twenty-Seventh Amendment to the Fund Sub-Administration Servicing Agreement (adding Defiance 2X Daily Long Pure Quantum ETF, Defiance MAGA Seven ETF, Defiance Daily Target 2X Long OKLO ETF, Defiance Daily Target 2X Long QBTS ETF, Defiance Daily Target 2X Short RGTI ETF, Defiance Daily Target 2X Short QBTS ETF, Defiance Nasdaq 100 Double Short Hedged ETF and YieldMax® Bitcoin Performance & Distribution Target 25™ ETF), previously filed with Post-Effective Amendment No. 366 on Form N-1A on June 17, 2025 and is incorporated herein by reference.
(27) Twenty-Eighth Amendment to the Fund Sub-Administration Servicing Agreement (adding Defiance Vol Carry Hedged ETF, Defiance Enhanced Short Vol ETF, Defiance Enhanced Long Vol ETF, Defiance Leveraged Long + Income AAPL ETF, Defiance Leveraged Long + Income AMD ETF, Defiance Leveraged Long + Income AMZN ETF, Defiance Leveraged Long + Income BRK.B ETF, Defiance Leveraged Long + Income COIN ETF, Defiance Leveraged Long + Income GOOG ETF, Defiance Leveraged Long + Income HIMS ETF, Defiance Leveraged Long + Income HOOD ETF, Defiance Leveraged Long + Income META ETF, Defiance Leveraged Long + Income NFLX ETF, Defiance Leveraged Long + Income NVDA ETF, Defiance Leveraged Long + Income PLTR ETF, Defiance Leveraged Long + Income SMCI ETF, Defiance Leveraged Long + Income TSLA ETF, YieldMax® AFRM Option Income Strategy ETF, YieldMax® APP Option Income Strategy ETF, YieldMax® ARM Option Income Strategy ETF, YieldMax® AVGO Option Income Strategy ETF, YieldMax® CRWD Option Income Strategy ETF, YieldMax® GME Option Income Strategy ETF, YieldMax® HIMS Option Income Strategy ETF, YieldMax® IONQ Option Income Strategy ETF, YieldMax® LLY Option Income Strategy ETF, YieldMax® RDDT Option Income Strategy ETF, YieldMax® SPOT Option Income Strategy ETF and YieldMax® UBER Option Income Strategy ETF) – previously filed with Post-Effective Amendment No. 391 on Form N-1A on August 4, 2025 and is incorporated herein by reference.
(28) Twenty-Ninth Amendment to the Fund Sub-Administration Servicing Agreement (adding YieldMax® CRCL Option Income Strategy ETF, YieldMax® CRWV Option Income Strategy ETF, YieldMax® GLXY Option Income Strategy ETF, Defiance Leveraged Long + Income CRCL ETF, Defiance Leveraged Long + Income CRWV ETF, Defiance Leveraged Long + Income GLXY ETF, Defiance Leveraged Long + Income Magnificent Seven ETF, Defiance Leveraged Long + Income Nasdaq 100 ETF, Defiance Leveraged Long + Income S&P 500 ETF, Defiance Leveraged Long + Income Ethereum ETF, Defiance Leveraged Long + Income Bitcoin ETF, and YieldMax® U.S Stocks Target Double Distribution ETF), previously filed with Post-Effective Amendment No. 421 on Form N-1A on September 8, 2025 and is incorporated herein by reference.
(29) Thirtieth Amendment to the Fund Sub-Administration Servicing Agreement (adding Defiance Daily Target 2X Long ALAB ETF, Defiance Daily Target 2X Long APLD ETF, Defiance Daily Target 2X Long AVAV ETF, Defiance Daily Target 2X Long JOBY ETF, Defiance Daily Target 2X Long KTOS ETF, Defiance Daily Target 2X Long LMND ETF, Defiance Daily Target 2X Long NBIS ETF, Defiance Daily Target 2X Long NVTS ETF, Defiance Daily Target 2X Long OSCR ETF, Defiance Daily Target 2X Long PONY ETF, Defiance Daily Target 2X Long RCAT ETF, Defiance Daily Target 2X Long RBRK ETF, Defiance Daily Target 2X Long ZETA ETF, Defiance Daily Target 2X Long AEO ETF, Defiance Daily Target 2X Long BLSH ETF, Defiance Daily Target 2X Long DASH ETF and Defiance Daily Target 2X Long MRNA ETF, Defiance Daily Target 2X Long ET ETF, Defiance Daily Target 2X Long FIG ETF, Defiance Daily Target 2X Long IREN ETF, Defiance Daily Target 2X Long MP ETF, Defiance Daily Target 2X Long QS ETF and Defiance U.S. Dividend Equity Paid Weekly ETF), previously filed with Post-Effective Amendment No. 446 on Form N-1A on October 17, 2025 and is incorporated herein by reference.
(30) Thirty-First Amendment to the Fund Sub-Administration Servicing Agreement (adding Defiance Leveraged Long BEAM ETF, Defiance Leveraged Long SBET ETF, Defiance Leveraged Long OPEN ETF, Defiance Leveraged Long EOSE ETF, Defiance Leveraged Long + Income BMNR ETF, Defiance Leveraged Long + Income SOFI ETF, Defiance Leveraged Long + Income XRP ETF, Defiance Leveraged Long + Income SOL ETF, CoreValues America First Technology Index ETF, Defiance Daily Target 2X Long CHWY ETF, Defiance Daily Target 2X Long CAVA ETF, Defiance Daily Target 2X Long ELF ETF, Defiance Daily Target 2X Long WYNN ETF, Defiance Daily Target 2X Long ESLT ETF, Defiance Daily Target 2X Long BMNR ETF, Defiance Daily Target 2X Short AMD ETF, Defiance Daily Target 2X Short APP ETF, Defiance Daily Target 2X Short ASTS ETF, Defiance Daily Target 2X Short AVGO ETF, Defiance Daily Target 2X Short BBAI ETF, Defiance Daily Target 2X Short BMNR ETF, Defiance Daily Target 2X Short CRCL ETF, Defiance Daily Target 2X Short HIMS ETF, Defiance Daily Target 2X Short HOOD ETF, Defiance Daily Target 2X Short INTC ETF, Defiance Daily Target 2X Short MRVL ETF, Defiance Daily Target 2X Short MU ETF, Defiance Daily Target 2X Short NVO ETF, Defiance Daily Target 2X Short OKLO ETF, Defiance Daily Target 2X Short OSCR ETF, Defiance Daily Target 2X Short SBET ETF, Defiance Daily Target 2X Short TSM ETF, Defiance Daily Target 2X Short UNH ETF, Defiance Leveraged Long DOCN ETF, Defiance Leveraged Long HTZ ETF, Defiance Leveraged Long NEGG ETF, Defiance Leveraged Long NMAX ETF, Defiance Leveraged Long RUM ETF, Defiance QTUM Options Income ETF, Defiance Daily Target 2X Long AA ETF, Defiance Daily Target 2X Long CAE ETF, Defiance Daily Target 2X Long CSCO ETF, Defiance Daily Target 2X Long EBAY ETF, Defiance Daily Target 2X Long EXEL ETF, Defiance Daily Target 2X Long IBKR ETF, Defiance Daily Target 2X Long KLAC ETF, Defiance Daily Target 2X Long MPWR ETF, Defiance Daily Target 2X Long PFE ETF, Defiance Daily Target 2X Long SE ETF, Defiance Daily Target 2X Long ERIC ETF and Defiance Daily Target 2X Long UPS ETF), previously filed with Post-Effective Amendment No. 463 on Form N-1A on November 10, 2025 and is incorporated herein by reference.

(31) Form of Thirty-Second Amendment to the Fund Sub-Administration Servicing Agreement (adding Quantify 2X Daily All Cap Crypto ETF, Quantify 2X Daily Alt Season Crypto ETF, Quantify 2X Daily AltAlt Season Crypto ETF, YieldMax® Hundred Club ETFs, IncomeSTKd 1x US Stocks & 1x Bitcoin Premium ETF, IncomeSTKd 1x US Stocks & 1x Gold Premium ETF, IncomeSTKd 1x Bitcoin & 1x Gold Premium ETF, IncomeSTKd 1x Treasury & 1x Gold Premium ETF, IncomeSTKd 1x Bitcoin & 1x Treasury Premium ETF, IncomeSTKd 1x US Stocks & 1x Treasury Premium ETF, IncomeQ 1.5x Bitcoin & Bitcoin Treasury mNAV Harvester ETF, IncomeQ 1.5x Crypto & Crypto Treasury mNAV Harvester ETF, Defiance Daily Target 2X Short APLD ETF, Defiance Daily Target 2X Short ARM ETF, Defiance Daily Target 2X Short BE ETF, Defiance Daily Target 2X Short BITF ETF, Defiance Daily Target 2X Short CLSK ETF, Defiance Daily Target 2X Short CRWV ETF, Defiance Daily Target 2X Short IREN ETF, Defiance Daily Target 2X Short JOBY ETF, Defiance Daily Target 2X Short NBIS ETF, Defiance Daily Target 2X Short NVTS ETF, Defiance Daily Target 2X Short OPEN ETF, Defiance Daily Target 2X Short ORCL ETF, Defiance Daily Target 2X Short SMR ETF, Defiance Daily Target 2X Short SNOW ETF, Defiance Daily Target 2X Short UPST ETF, Defiance Daily Target 2X Long BITF ETF, Defiance Daily Target 2X Long CLS ETF, Defiance Daily Target 2X Long HPQ ETF, Defiance Daily Target 2X Long JMIA ETF, Defiance Daily Target 2X Long LUNR ETF, Defiance Daily Target 2X Long ONDS ETF, Defiance Daily Target 2X Long RKT ETF, Defiance Daily Target 2X Long PGY ETF, Defiance Daily Target 2X Long PL ETF, Defiance Daily Target 2X Long BE ETF, Defiance Daily Target 2X Long BIIB ETF, Defiance Daily Target 2X Long BTQ ETF, Defiance Daily Target 2X Long ETHM ETF, Defiance Daily Target 2X Long JBLU ETF, Defiance Daily Target 2X Long NOK ETF, Defiance Daily Target 2X Long OXY ETF, Defiance Daily Target 2X Long RMBS ETF, Defiance Daily Target 2X Long VRTX ETF, Defiance Daily Target 2X Long WING ETF, Defiance Daily Target 2X Long ZIM ETF and Defiance Long Pure Quantum ETF), previously filed with Post-Effective Amendment No. 495 on Form N-1A on December 19, 2025, is hereby incorporated by reference.
(32) Thirty-Third Amendment to the Fund Sub-Administration Servicing Agreement (adding Defiance Daily Target 2X Long WLTH ETF) – to be filed by amendment.
(33) Thirty-Fourth Amendment to the Fund Sub-Administration Servicing Agreement (adding Defiance 2X Daily Short Pure Quantum Computing Index ETF) – to be filed by amendment.
(34) Thirty-Fifth Amendment to the Fund Sub-Administration Servicing Agreement (adding Defiance 2X Daily Long Pure Drone and Aerial Automation ETF) – to be filed by amendment.
(35) Thirty-Sixth Amendment to the Fund Sub-Administration Servicing Agreement (adding Defiance Daily Target 2X Long CLF ETF, Defiance Daily Target 2X Long PLUG ETF, Defiance Daily Target 2X Long UUUU ETF, Defiance Daily Target 2X Long CCJ ETF, Defiance Daily Target 2X Long DNN ETF, Defiance Daily Target 2X Long HL ETF, Defiance Daily Target 2X Long NDAQ ETF, Defiance Daily Target 2X Long PAAS ETF, Defiance Daily Target 2X Long PATH ETF, Defiance Daily Target 2X Long POET ETF, Defiance Daily Target 2X Long COMM ETF and Defiance Daily Target 2X Long AMKR ETF) - to be filed by amendment.
(36) Thirty-Seventh Amendment to the Fund Sub-Administration Servicing Agreement (adding Defiance Daily Target 2X Short RKT ETF) - to be filed by amendment.
(37) Thirty-Eighth Amendment to the Fund Sub-Administration Servicing Agreement (adding Nicholas Gold Income ETF, Nicholas Silver Income ETF, Nicholas Nuclear Income ETF and Nicholas Defense and Rare Earth Income ETF) - to be filed by amendment.
(38) Thirty-Ninth Amendment to the Fund Sub-Administration Servicing Agreement (adding Chesapeake Trend-Following Fixed Income ETF) - to be filed by amendment.
(39) Fortieth Amendment to the Fund Sub-Administration Servicing Agreement (adding Defiance AdvMicrDev LightningSpread™ Income ETF, Defiance AAPL LightningSpread™ Income ETF, Defiance Blkstne LightningSpread™ Income ETF, Defiance CRCL LightningSpread™ Income ETF, Defiance COIN LightningSpread™ Income ETF, Defiance FcBk LightningSpread™ Income ETF, Defiance MSTR LightningSpread™ Income ETF, Defiance NVDA LightningSpread™ Income ETF, Defiance ORCL LightningSpread™ Income ETF, Defiance PLTR LightningSpread™ Income ETF, Defiance TSLA LightningSpread™ Income ETF, Defiance Bitcoin LightningSpread™ Income ETF, Defiance Ethereum LightningSpread™ Income ETF, Defiance Gold LightningSpread™ Income ETF, Defiance Gold Miners LightningSpread™ Income ETF, Defiance Silver LightningSpread™ Income ETF, Defiance Solana LightningSpread™ Income ETF, and Defiance XRP LightningSpread™ Income ETF) - to be filed by amendment.

(40) Forty-First Amendment to the Fund Sub-Administration Servicing Agreement (adding YieldMax® Top Ten ETFs) - to be filed by amendment.
(41) Forty-Second Amendment to the Fund Sub-Administration Servicing Agreement (adding Nicholas Bitcoin and Treasuries AfterDark ETF and Nicholas Bitcoin Tail ETF) - to be filed by amendment.
(42) Forty-Third Amendment to the Fund Sub-Administration Servicing Agreement (adding YieldMax® WarTech & Cyber Defense Portfolio Option Income ETF, YieldMax® Strategic Metals & Mining Portfolio Option Income ETF, YieldMax® Digital Finance Ecosystem Portfolio Option Income ETF and YieldMax® RoboTech & Automation Portfolio Option Income ETF) - to be filed by amendment.
(43) Forty-Fourth Amendment to the Fund Sub-Administration Servicing Agreement (adding Defiance Daily Target 2X Long AMTM ETF) - to be filed by amendment.
(iii)	Semi-Transparent ETF Fund Sub-Administration Servicing Agreement, previously filed with Post-Effective Amendment No. 74 on Form N-1A on April 11, 2023 and is incorporated herein by reference.
(iv)	Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC, previously filed with the Trusts registration statement on Form N-1A/A on July 12, 2022, is hereby incorporated by reference.
(1) First Amendment to the Fund Accounting Servicing Agreement (adding YieldMax® AAPL Option Income Strategy ETF, YieldMax® AMZN Option Income Strategy ETF, YieldMax® BRK.B Option Income Strategy ETF, YieldMax® COIN Option Income Strategy ETF, YieldMax® META Option Income Strategy ETF, YieldMax® GOOG Option Income Strategy ETF, YieldMax® NFLX Option Income Strategy ETF, YieldMax® NVDA Option Income Strategy ETF, YieldMax® XYZ Option Income Strategy ETF, YieldMax® TSLA Option Income Strategy ETF, YieldMax® ARKK Option Income Strategy ETF, YieldMax® KWEB Option Income Strategy ETF, YieldMax® GDX Option Income Strategy ETF, YieldMax® XBI Option Income Strategy ETF, YieldMax® TLT Option Income Strategy ETF, and Senior Secured Credit Opportunities ETF), previously filed with Post-Effective Amendment No. 15 on Form N-1A on October 13, 2022 and is incorporated herein by reference.
(2) Third Amendment to the Fund Accounting Servicing Agreement (adding Nicholas Fixed Income Alternative ETF), previously filed with Post-Effective Amendment No. 318 on Form N-1A on February 24, 2025 and is incorporated herein by reference.
(3) Fourth Amendment to the Fund Accounting Servicing Agreement (adding Pinnacle Focused Opportunities ETF), previously filed with Post-Effective Amendment No. 45 on Form N-1A on December 28, 2022 and is incorporated herein by reference.
(4) Fifth Amendment to the Fund Accounting Servicing Agreement (adding Return Stacked® Bonds & Managed Futures ETF and Return Stacked® Global Stocks & Bonds ETF), previously filed with Post-Effective Amendment No. 56 on Form N-1A on February 6, 2023 and is incorporated herein by reference.
(5) Sixth Amendment to the Fund Accounting Servicing Agreement (adding DGA Absolute Return ETF), previously filed with Post-Effective Amendment No. 72 on Form N-1A on April 6, 2023 and is incorporated herein by reference.
(6) Seventh Amendment to the Fund Accounting Servicing Agreement (adding Tactical Advantage ETF), previously filed with Post-Effective Amendment No. 72 on Form N-1A on April 6, 2023 and is incorporated herein by reference.
(7) Eighth Amendment to the Fund Accounting Servicing Agreement (adding Roundhill Generative AI & Technology ETF), previously filed with Post-Effective Amendment No. 83 on Form N-1A on May 2, 2023 and is incorporated herein by reference.
(8) Ninth Amendment to the Fund Accounting Servicing Agreement (adding Blueprint Chesapeake Multi-Asset Trend ETF), previously filed with Post-Effective Amendment No. 102 on Form N-1A on June 27, 2023 and is incorporated herein by reference.
(9) Tenth Amendment to the Fund Accounting Servicing Agreement (adding Cboe Validus S&P 500 Dynamic PutWrite Index ETF, Grizzle Growth ETF, YieldMax® MSTR Option Income Strategy ETF, YieldMax® ABNB Option Income Strategy ETF, YieldMax® AMD Option Income Strategy ETF, YieldMax® MRNA Option Income Strategy ETF, YieldMax® PYPL Option Income Strategy ETF, YieldMax® DIS Option Income Strategy ETF, YieldMax® JPM Option Income Strategy ETF, YieldMax® MSFT Option Income Strategy ETF, and YieldMax® XOM Option Income Strategy ETF), previously filed with Post-Effective Amendment No. 107 on Form N-1A on July 25, 2023 and is incorporated herein by reference.
(10) Eleventh Amendment to the Fund Accounting Servicing Agreement (adding Return Stacked® U.S. Stocks & Managed Futures ETF, Defiance Nasdaq 100 Weekly Distribution ETF, Defiance S&P 500 Weekly Distribution ETF and Defiance R2000 Weekly Distribution ETF), previously filed with Post-Effective Amendment No. 117 on Form N-1A on August 25, 2023 and is incorporated herein by reference.
(11) Twelfth Amendment to the Fund Accounting Servicing Agreement (adding CoreValues Alpha Greater China Growth ETF, YieldMax® ADBE Option Income Strategy ETF, YieldMax® AI Option Income Strategy ETF, YieldMax® BA Option Income Strategy ETF, YieldMax® BIIB Option Income Strategy ETF, YieldMax® INTC Option Income Strategy ETF, YieldMax® NKE Option Income Strategy ETF, YieldMax® ORCL Option Income Strategy ETF, YieldMax® ROKU Option Income Strategy ETF, YieldMax® SNOW Option Income Strategy ETF, YieldMax® TGT Option Income Strategy ETF and YieldMax® ZM Option Income Strategy ETF), previously filed with Post-Effective Amendment No. 130 on Form N-1A on October 6, 2023 and is incorporated herein by reference.

(12) Thirteenth Amendment to the Fund Accounting Servicing Agreement (adding Hilton Small-MidCap Opportunity ETF), previously filed with Post-Effective Amendment No. 135 on Form N-1A on November 20, 2023 and is incorporated herein by reference.
(13) Fourteenth Amendment to the Fund Accounting Servicing Agreement (adding YieldMax® Universe Fund of Option Income ETFs, YieldMax® Magnificent 7 Fund of Option Income ETFs and Defiance Treasury Alternative Yield ETF), previously filed with Post-Effective Amendment No. 153 on Form N-1A on January 8, 2024 and is incorporated herein by reference.
(14) Fifteenth Amendment to the Fund Accounting Servicing Agreement (adding Defiance Developed Markets Enhanced Options Income ETF, Defiance Emerging Markets Enhanced Options Income ETF, Defiance Nasdaq 100 Target Income ETF, Defiance S&P 500 Target Income ETF, Defiance R2000 Target Income ETF Quantify Absolute Income ETF, iREIT - MarketVector Quality REIT Index ETF, YieldMax® Ultra Option Income Strategy ETF and YieldMax® MSTR Option Income Strategy ETF), previously filed with Post-Effective Amendment No. 171 on Form N-1A on February 16, 2024 and is incorporated herein by reference.
(15) Sixteenth Amendment to the Fund Accounting Servicing Agreement (adding YieldMax® TSLA Short Option Income Strategy ETF, YieldMax® Innovation Short Option Income Strategy ETF, YieldMax® NVDA Short Option Income Strategy ETF, YieldMax® COIN Short Option Income Strategy ETF, YieldMax® AAPL Short Option Income Strategy ETF, YieldMax® N100 Short Option Income Strategy ETF and Carbon Collective Short Duration Green Bond ETF), previously filed with Post-Effective Amendment No. 182 on Form N-1A on March 4, 2024 and is incorporated herein by reference.
(16) Seventeenth Amendment to the Fund Accounting Servicing Agreement (adding Even Herd Long Short ETF, Peerless Option Wheel ETF, Return Stacked® Bonds & Futures Yield ETF, Return Stacked® U.S. Equity & Futures Yield ETF and YieldMax® Bitcoin Option Income Strategy ETF), previously filed with Post-Effective Amendment No. 194 on Form N-1A on March 26, 2024 and is incorporated herein by reference.
(17) Eighteenth Amendment to the Fund Accounting Servicing Agreement (adding Defiance Gold Enhanced Options Income ETF, Defiance Silver Enhanced Options Income ETF, Defiance Oil Enhanced Options Income ETF, Defiance Treasury Enhanced Options Income ETF and Clockwise Core Equity & Innovation ETF), previously filed with Post-Effective Amendment No. 206 on Form N-1A on April 29, 2024 and is incorporated herein by reference.
(18) Nineteenth Amendment to the Fund Accounting Servicing Agreement (adding Cambria Chesapeake Pure Trend ETF, Defiance Daily Target 2X Short MSTR ETF, Defiance Daily Target 2X Long RIOT ETF (formerly known as Defiance Daily Target 2X Long Carbon ETF), Defiance Daily Target 2x Long Copper ETF, Defiance Daily Target 2X Long China Dragons ETF (formerly known as Defiance Daily Target 2X Long Lithium ETF), Defiance Daily Target 2X Long LLY ETF, Defiance Daily Target 2X Long MSTR ETF, Defiance Daily Target 2X Long NVO ETF, Defiance Daily Target 2X Long AVGO ETF, Defiance Daily Target 2X Long SMCI ETF, Defiance Daily Target 2X Long Solar ETF and Defiance Daily Target 2X Long Uranium ETF), previously filed with Post-Effective Amendment No. 213 on Form N-1A on May 21, 2024 and is incorporated herein by reference.
(19) Twentieth Amendment to the Fund Accounting Servicing Agreement (adding Nicholas Global Equity and Income ETF, YieldMax® BABA Option Income Strategy ETF, YieldMax® CVNA Option Income Strategy ETF, YieldMax® DKNG Option Income Strategy ETF, YieldMax® HOOD Option Income Strategy ETF, YieldMax® JD Option Income Strategy ETF, YieldMax® MARA Option Income Strategy ETF, YieldMax® PDD Option Income Strategy ETF, YieldMax® PLTR Option Income Strategy ETF, YieldMax® RBLX Option Income Strategy ETF, YieldMax® SHOP Option Income Strategy ETF, YieldMax® SMCI Option Income Strategy ETF, and YieldMax® TSM Option Income Strategy ETF), previously filed with Post-Effective Amendment No. 237 on Form N-1A on July 18, 2024 and is incorporated herein by reference.
(20) Twenty-First Amendment to the Fund Accounting Servicing Agreement (adding YieldMax® Ether Option Income Strategy ETF, STKd 100% Bitcoin & 100% Gold ETF and Defiance Large Cap ex-Mag 7 ETF), previously filed with Post-Effective Amendment No. 261 on Form N-1A on September 18, 2024, and is incorporated herein by reference.
(21) Twenty-Second Amendment to the Fund Accounting Servicing Agreement (adding YieldMax® Target 12™ Semiconductor Option Income ETF, YieldMax® Target 12™ Biotech & Pharma Option Income ETF, YieldMax® Target 12™ Energy Option Income ETF, YieldMax® Target 12™ Real Estate Option Income ETF, YieldMax® Target 12™ Tech & Innovation Option Income ETF, YieldMax® Target 12™ Big 50 Option Income ETF, YieldMax® Dorsey Wright Hybrid 5 Income ETF, YieldMax® Dorsey Wright Featured 5 Income ETF, YieldMax® AI & Tech Portfolio Option Income ETF, YieldMax® Crypto Industry & Tech Portfolio Option Income ETF, YieldMax® China Portfolio Option Income ETF, YieldMax® Semiconductor Portfolio Option Income ETF, YieldMax® Biotech & Pharma Portfolio Option Income ETF, YieldMax® Ultra Short Option Income Strategy ETF and Return Stacked® Bonds & Merger Arbitrage ETF), previously filed with Post-Effective Amendment No. 280 on Form N-1A on November 22, 2024, and is incorporated herein by reference.
(22) Twenty-Third Amendment to the Fund Accounting Servicing Agreement (adding Defiance Daily Target 2X Long SOFI ETF, Defiance Daily Target 2X Long AMAT ETF, Defiance Daily Target 2X Long GOLD ETF, Defiance Daily Target 2X Long ORCL ETF, Defiance Daily Target 2X Long FSLR ETF, Defiance Daily Target 2X Long DKNG ETF, Defiance Hot Sauce Daily 3X Strategy ETF, Defiance AI & Power Infrastructure ETF, YieldMax® Nasdaq 100 0DTE Covered Call Strategy ETF, YieldMax® S&P 500 0DTE Covered Call Strategy ETF and YieldMax® R2000 0DTE Covered Call Strategy ETF), previously filed with Post-Effective Amendment No. 299 on Form N-1A on January 14, 2025 and is incorporated herein by reference.

(23) Twenty-Fourth Amendment to the Fund Accounting Servicing Agreement (adding STKd 100% COIN & 100% NVDA ETF, STKd 100% NVDA & 100% MSTR ETF, STKd 100% MSTR & 100% COIN ETF, STKd 100% COIN & 100% HOOD ETF, STKd 100% NVDA & 100% AMD ETF, STKd 100% TSLA & 100% MSTR ETF, STKd 100% TSLA & 100% NVDA ETF, STKd 100% SMCI & 100% NVDA ETF, STKd 100% UBER & 100% TSLA ETF, STKd 100% META & 100% AMZN ETF, Defiance Leveraged Long MSTR ETF, Defiance Leveraged Long + Income MSTR ETF, Defiance Daily Target 2X Long HIMS ETF, Defiance Daily Target 2X Long IONQ ETF, Defiance Daily Target 2X Long RKLB ETF, Defiance Daily Target 2X Long CVNA ETF, Defiance Daily Target 2X Long HOOD ETF, Defiance Daily Target 2X Long VST ETF, Defiance Daily Target 2X Long JPM ETF, Defiance Daily Target 2X Long PENN ETF, Defiance Daily Target 2X Long SOUN ETF, Defiance Daily Target 2X Long MRVL ETF, Defiance Daily Target 2X Long RGTI ETF, YieldMax® MSTR Short Option Income Strategy ETF, YieldMax® AMD Short Option Income Strategy ETF, YieldMax® AMZN Short Option Income Strategy ETF, YieldMax® MARA Short Option Income Strategy ETF, YieldMax® Bitcoin Short Option Income Strategy ETF, YieldMax® META Short Option Income Strategy ETF and YieldMax® SMCI Short Option Income Strategy ETF), previously filed with Post-Effective Amendment No. 316 on Form N-1A on February 24, 2025 and is incorporated herein by reference.
(24) Twenty-Fifth Amendment to the Fund Accounting Servicing Agreement (adding Defiance Daily Target 2X Short RIOT ETF, Defiance Daily Target 2X Short SMCI ETF, Defiance Daily Target 2X Short LLY ETF), previously filed with Post-Effective Amendment No. 336 on Form N-1A on March 31, 2025 and is incorporated herein by reference.
(25) Twenty-Sixth Amendment to the Fund Accounting Servicing Agreement (adding Defiance Daily Target 2X Long DJT ETF, Defiance Daily Target 2X Long RDDT ETF, Return Stacked® U.S. Stocks & Gold/Bitcoin ETF, Defiance Trillion Dollar Club Index ETF, Defiance Nasdaq 100 LightningSpread™ Income ETF, Defiance S&P 500 LightningSpread™ Income ETF, Defiance Russell 2000 LightningSpread™ Income ETF, YieldMax® AI Performance & Distribution Target 25™ ETF, YieldMax® AMD Performance & Distribution Target 25™ ETF, YieldMax® AMZN Performance & Distribution Target 25™ ETF, YieldMax® COIN Performance & Distribution Target 25™ ETF, YieldMax® MARA Performance & Distribution Target 25™ ETF, YieldMax® MSTR Performance & Distribution Target 25™ ETF, YieldMax® NVDA Performance & Distribution Target 25™ ETF, YieldMax® PLTR Performance & Distribution Target 25™ ETF, YieldMax® SMCI Performance & Distribution Target 25™ ETF and YieldMax® TSLA Performance & Distribution Target 25™ ETF, Defiance Daily Target 2X Short CVNA ETF, Defiance Daily Target 2X Short IONQ ETF, Defiance Daily Target 2X Short PLTR ETF, Defiance Daily Target 2X Short RKLB ETF, Defiance Daily Target 2X Long ANET ETF, Defiance Daily Target 2X Long ARM ETF, Defiance Daily Target 2X Long PM ETF, Defiance Daily Target 2X Long UBER ETF, Hilton BDC Corporate Bond ETF, and Nicholas Crypto Income ETF), previously filed with Post-Effective Amendment No. 342 on Form N-1A on April 25, 2025 and is incorporated herein by reference.
(26) Twenty-Seventh Amendment to the Fund Accounting Servicing Agreement (adding Defiance 2X Daily Long Pure Quantum ETF, Defiance MAGA Seven ETF, Defiance Daily Target 2X Long OKLO ETF, Defiance Daily Target 2X Long QBTS ETF, Defiance Daily Target 2X Short RGTI ETF, Defiance Daily Target 2X Short QBTS ETF, Defiance Nasdaq 100 Double Short Hedged ETF and YieldMax® Bitcoin Performance & Distribution Target 25™ ETF), previously filed with Post-Effective Amendment No. 366 on Form N-1A on June 17, 2025 and is incorporated herein by reference.
(27) Twenty-Eighth Amendment to the Fund Accounting Servicing Agreement (adding Defiance Vol Carry Hedged ETF, Defiance Enhanced Short Vol ETF, Defiance Enhanced Long Vol ETF, Defiance Leveraged Long + Income AAPL ETF, Defiance Leveraged Long + Income AMD ETF, Defiance Leveraged Long + Income AMZN ETF, Defiance Leveraged Long + Income BRK.B ETF, Defiance Leveraged Long + Income COIN ETF, Defiance Leveraged Long + Income GOOG ETF, Defiance Leveraged Long + Income HIMS ETF, Defiance Leveraged Long + Income HOOD ETF, Defiance Leveraged Long + Income META ETF, Defiance Leveraged Long + Income NFLX ETF, Defiance Leveraged Long + Income NVDA ETF, Defiance Leveraged Long + Income PLTR ETF, Defiance Leveraged Long + Income SMCI ETF, Defiance Leveraged Long + Income TSLA ETF, YieldMax® AFRM Option Income Strategy ETF, YieldMax® APP Option Income Strategy ETF, YieldMax® ARM Option Income Strategy ETF, YieldMax® AVGO Option Income Strategy ETF, YieldMax® CRWD Option Income Strategy ETF, YieldMax® GME Option Income Strategy ETF, YieldMax® HIMS Option Income Strategy ETF, YieldMax® IONQ Option Income Strategy ETF, YieldMax® LLY Option Income Strategy ETF, YieldMax® RDDT Option Income Strategy ETF, YieldMax® SPOT Option Income Strategy ETF, and YieldMax® UBER Option Income Strategy ETF) – previously filed with Post-Effective Amendment No. 391 on Form N-1A on August 4, 2025 and is incorporated herein by reference.
(28) Twenty-Ninth Amendment to the Fund Accounting Servicing Agreement (adding YieldMax® CRCL Option Income Strategy ETF, YieldMax® CRWV Option Income Strategy ETF, YieldMax® GLXY Option Income Strategy ETF, Defiance Leveraged Long + Income CRCL ETF, Defiance Leveraged Long + Income CRWV ETF, Defiance Leveraged Long + Income GLXY ETF, Defiance Leveraged Long + Income Magnificent Seven ETF, Defiance Leveraged Long + Income Nasdaq 100 ETF, Defiance Leveraged Long + Income S&P 500 ETF, Defiance Leveraged Long + Income Ethereum ETF, Defiance Leveraged Long + Income Bitcoin ETF, and YieldMax® U.S Stocks Target Double Distribution ETF), previously filed with Post-Effective Amendment No. 421 on Form N-1A on September 8, 2025 and is incorporated herein by reference.

(29) Thirtieth Amendment to the Fund Accounting Servicing Agreement (adding Defiance Daily Target 2X Long ALAB ETF, Defiance Daily Target 2X Long APLD ETF, Defiance Daily Target 2X Long AVAV ETF, Defiance Daily Target 2X Long JOBY ETF, Defiance Daily Target 2X Long KTOS ETF, Defiance Daily Target 2X Long LMND ETF, Defiance Daily Target 2X Long NBIS ETF, Defiance Daily Target 2X Long NVTS ETF, Defiance Daily Target 2X Long OSCR ETF, Defiance Daily Target 2X Long PONY ETF, Defiance Daily Target 2X Long RCAT ETF, Defiance Daily Target 2X Long RBRK ETF, Defiance Daily Target 2X Long ZETA ETF, Defiance U.S. Dividend Equity Paid Weekly ETF, Defiance Daily Target 2X Long ET ETF, Defiance Daily Target 2X Long FIG ETF, Defiance Daily Target 2X Long IREN ETF, Defiance Daily Target 2X Long MP ETF, Defiance Daily Target 2X Long QS ETF, Defiance Daily Target 2X Long AEO ETF, Defiance Daily Target 2X Long BLSH ETF, Defiance Daily Target 2X Long DASH ETF and Defiance Daily Target 2X Long MRNA ETF), previously filed with Post-Effective Amendment No. 446 on Form N-1A on October 17, 2025 and is incorporated herein by reference.
(30) Thirty-First Amendment to the Fund Accounting Servicing Agreement (adding Defiance Leveraged Long BEAM ETF, Defiance Leveraged Long SBET ETF, Defiance Leveraged Long OPEN ETF, Defiance Leveraged Long EOSE ETF, Defiance Leveraged Long + Income BMNR ETF, Defiance Leveraged Long + Income SOFI ETF, Defiance Leveraged Long + Income XRP ETF, Defiance Leveraged Long + Income SOL ETF, CoreValues America First Technology Index ETF, Defiance Daily Target 2X Long CHWY ETF, Defiance Daily Target 2X Long CAVA ETF, Defiance Daily Target 2X Long ELF ETF, Defiance Daily Target 2X Long WYNN ETF, Defiance Daily Target 2X Long ESLT ETF, Defiance Daily Target 2X Long BMNR ETF, Defiance Daily Target 2X Short AMD ETF, Defiance Daily Target 2X Short APP ETF, Defiance Daily Target 2X Short ASTS ETF, Defiance Daily Target 2X Short AVGO ETF, Defiance Daily Target 2X Short BBAI ETF, Defiance Daily Target 2X Short BMNR ETF, Defiance Daily Target 2X Short CRCL ETF, Defiance Daily Target 2X Short HIMS ETF, Defiance Daily Target 2X Short HOOD ETF, Defiance Daily Target 2X Short INTC ETF, Defiance Daily Target 2X Short MRVL ETF, Defiance Daily Target 2X Short MU ETF, Defiance Daily Target 2X Short NVO ETF, Defiance Daily Target 2X Short OKLO ETF, Defiance Daily Target 2X Short OSCR ETF, Defiance Daily Target 2X Short SBET ETF, Defiance Daily Target 2X Short TSM ETF, Defiance Daily Target 2X Short UNH ETF, Defiance Leveraged Long DOCN ETF, Defiance Leveraged Long HTZ ETF, Defiance Leveraged Long NEGG ETF, Defiance Leveraged Long NMAX ETF, Defiance Leveraged Long RUM ETF, Defiance QTUM Options Income ETF, Defiance Daily Target 2X Long AA ETF, Defiance Daily Target 2X Long CAE ETF, Defiance Daily Target 2X Long CSCO ETF, Defiance Daily Target 2X Long EBAY ETF, Defiance Daily Target 2X Long EXEL ETF, Defiance Daily Target 2X Long IBKR ETF, Defiance Daily Target 2X Long KLAC ETF, Defiance Daily Target 2X Long MPWR ETF, Defiance Daily Target 2X Long PFE ETF, Defiance Daily Target 2X Long SE ETF, Defiance Daily Target 2X Long ERIC ETF and Defiance Daily Target 2X Long UPS ETF), previously filed with Post-Effective Amendment No. 463 on Form N-1A on November 10, 2025 and is incorporated herein by reference.
(31) Form of Thirty-Second Amendment to the Fund Accounting Servicing Agreement (adding Quantify 2X Daily All Cap Crypto ETF, Quantify 2X Daily Alt Season Crypto ETF, Quantify 2X Daily AltAlt Season Crypto ETF, YieldMax® Hundred Club ETFs, IncomeSTKd 1x US Stocks & 1x Bitcoin Premium ETF, IncomeSTKd 1x US Stocks & 1x Gold Premium ETF, IncomeSTKd 1x Bitcoin & 1x Gold Premium ETF, IncomeSTKd 1x Treasury & 1x Gold Premium ETF, IncomeSTKd 1x Bitcoin & 1x Treasury Premium ETF, IncomeSTKd 1x US Stocks & 1x Treasury Premium ETF, IncomeQ 1.5x Bitcoin & Bitcoin Treasury mNAV Harvester ETF, IncomeQ 1.5x Crypto & Crypto Treasury mNAV Harvester ETF, Defiance Daily Target 2X Short APLD ETF, Defiance Daily Target 2X Short ARM ETF, Defiance Daily Target 2X Short BE ETF, Defiance Daily Target 2X Short BITF ETF, Defiance Daily Target 2X Short CLSK ETF, Defiance Daily Target 2X Short CRWV ETF, Defiance Daily Target 2X Short IREN ETF, Defiance Daily Target 2X Short JOBY ETF, Defiance Daily Target 2X Short NBIS ETF, Defiance Daily Target 2X Short NVTS ETF, Defiance Daily Target 2X Short OPEN ETF, Defiance Daily Target 2X Short ORCL ETF, Defiance Daily Target 2X Short SMR ETF, Defiance Daily Target 2X Short SNOW ETF, Defiance Daily Target 2X Short UPST ETF, Defiance Daily Target 2X Long BITF ETF, Defiance Daily Target 2X Long CLS ETF, Defiance Daily Target 2X Long HPQ ETF, Defiance Daily Target 2X Long JMIA ETF, Defiance Daily Target 2X Long LUNR ETF, Defiance Daily Target 2X Long ONDS ETF, Defiance Daily Target 2X Long RKT ETF, Defiance Daily Target 2X Long PGY ETF, Defiance Daily Target 2X Long PL ETF, Defiance Daily Target 2X Long BE ETF, Defiance Daily Target 2X Long BIIB ETF, Defiance Daily Target 2X Long BTQ ETF, Defiance Daily Target 2X Long ETHM ETF, Defiance Daily Target 2X Long JBLU ETF, Defiance Daily Target 2X Long NOK ETF, Defiance Daily Target 2X Long OXY ETF, Defiance Daily Target 2X Long RMBS ETF, Defiance Daily Target 2X Long VRTX ETF, Defiance Daily Target 2X Long WING ETF, Defiance Daily Target 2X Long ZIM ETF and Defiance Long Pure Quantum ETF), previously filed with Post-Effective Amendment No. 495 on Form N-1A on December 19, 2025, is hereby incorporated by reference.
(32) Thirty-Third Amendment to the Fund Accounting Servicing Agreement (adding Defiance Daily Target 2X Long WLTH ETF) – to be filed by amendment.

(33) Thirty-Fourth Amendment to the Fund Accounting Servicing Agreement (adding Defiance 2X DailyShort Pure Quantum Computing Index ETF) – to be filed by amendment.
(34) Thirty-Fifth Amendment to the Fund Accounting Servicing Agreement (adding Defiance 2X Daily Long Pure Drone and Aerial Automation ETF) – to be filed by amendment.
(35) Thirty-Sixth Amendment to the Fund Accounting Servicing Agreement (adding Defiance Daily Target 2X Long CLF ETF, Defiance Daily Target 2X Long PLUG ETF, Defiance Daily Target 2X Long UUUU ETF, Defiance Daily Target 2X Long CCJ ETF, Defiance Daily Target 2X Long DNN ETF, Defiance Daily Target 2X Long HL ETF, Defiance Daily Target 2X Long NDAQ ETF, Defiance Daily Target 2X Long PAAS ETF, Defiance Daily Target 2X Long PATH ETF, Defiance Daily Target 2X Long POET ETF, Defiance Daily Target 2X Long COMM ETF and Defiance Daily Target 2X Long AMKR ETF) - to be filed by amendment.
(36) Thirty-Seventh Amendment to the Fund Accounting Servicing Agreement (adding Defiance Daily Target 2X Short RKT ETF) - to be filed by amendment.
(37) Thirty-Eighth Amendment to the Fund Accounting Servicing Agreement (adding Nicholas Gold Income ETF, Nicholas Silver Income ETF, Nicholas Nuclear Income ETF and Nicholas Defense and Rare Earth Income ETF) - to be filed by amendment.
(38) Thirty-Ninth Amendment to the Fund Accounting Servicing Agreement (adding Chesapeake Trend-Following Fixed Income ETF ) - to be filed by amendment.
(39) Fortieth Amendment to the Fund Accounting Servicing Agreement (adding Defiance AdvMicrDev LightningSpread™ Income ETF, Defiance AAPL LightningSpread™ Income ETF, Defiance Blkstne LightningSpread™ Income ETF, Defiance CRCL LightningSpread™ Income ETF, Defiance COIN LightningSpread™ Income ETF, Defiance FcBk LightningSpread™ Income ETF, Defiance MSTR LightningSpread™ Income ETF, Defiance NVDA LightningSpread™ Income ETF, Defiance ORCL LightningSpread™ Income ETF, Defiance PLTR LightningSpread™ Income ETF, Defiance TSLA LightningSpread™ Income ETF, Defiance Bitcoin LightningSpread™ Income ETF, Defiance Ethereum LightningSpread™ Income ETF, Defiance Gold LightningSpread™ Income ETF, Defiance Gold Miners LightningSpread™ Income ETF, Defiance Silver LightningSpread™ Income ETF, Defiance Solana LightningSpread™ Income ETF, and Defiance XRP LightningSpread™ Income ETF) - to be filed by amendment.
(40) Forty-First Amendment to the Fund Accounting Servicing Agreement (adding YieldMax® Top Ten ETFs) - to be filed by amendment.
(41) Forty-Second Amendment to the Fund Accounting Servicing Agreement (adding Nicholas Bitcoin and Treasuries AfterDark ETF and Nicholas Bitcoin Tail ETF) - to be filed by amendment.
(42) Forty-Third Amendment to the Fund Accounting Servicing Agreement (adding YieldMax® WarTech & Cyber Defense Portfolio Option Income ETF, YieldMax® Strategic Metals & Mining Portfolio Option Income ETF, YieldMax® Digital Finance Ecosystem Portfolio Option Income ETF and YieldMax® RoboTech & Automation Portfolio Option Income ETF) - to be filed by amendment.
(43) Forty-Fourth Amendment to the Fund Accounting Servicing Agreement (adding Defiance Daily Target 2X Long AMTM ETF) - to be filed by amendment.
(v)	Semi-Transparent ETF Trust Fund Accounting Servicing Agreement, previously filed with Post-Effective Amendment No. 74 on Form N-1A on April 11, 2023 and is incorporated herein by reference.
(vi)	Transfer Agent Agreement between the Trust and U.S. Bancorp Fund Services, LLC, previously filed with the Trusts registration statement on Form N-1A/A on July 12, 2022, is hereby incorporated by reference.
(1) First Amendment to the Transfer Agent Agreement (adding YieldMax® AAPL Option Income ETF, YieldMax® AMZN Option Income Strategy ETF, YieldMax® BRK.B Option Income Strategy ETF, YieldMax® COIN Option Income Strategy ETF, YieldMax® META Option Income Strategy ETF, YieldMax® GOOG Option Income Strategy ETF, YieldMax® NFLX Option Income Strategy ETF, YieldMax® NVDA Option Income Strategy ETF, YieldMax® XYZ Option Income Strategy ETF, YieldMax® TSLA Option Income Strategy ETF, YieldMax® ARKK Option Income Strategy ETF, YieldMax® KWEB Option Income Strategy ETF, YieldMax® GDX Option Income Strategy ETF, YieldMax® XBI Option Income Strategy ETF, and YieldMax® TLT Option Income Strategy ETF, and Senior Secured Credit Opportunities ETF), previously filed with Post-Effective Amendment No. 15 on Form N-1A on October 13, 2022 and is incorporated herein by reference.
(2) Third Amendment to the Transfer Agent Agreement (adding Nicholas Fixed Income Alternative ETF), previously filed with Post-Effective Amendment No. 318 on Form N-1A on February 24, 2025 and is incorporated herein by reference.
(3) Fourth Amendment to the Transfer Agent Agreement (adding Pinnacle Focused Opportunities ETF), previously filed with Post-Effective Amendment No. 45 on Form N-1A on December 28, 2022 and is incorporated herein by reference.
(4) Fifth Amendment to the Transfer Agent Agreement (adding Return Stacked® Bonds & Managed Futures ETF and Return Stacked® Global Stocks & Bonds ETF), previously filed with Post-Effective Amendment No. 56 on Form N-1A on February 6, 2023 and is incorporated herein by reference.
(5) Sixth Amendment to the Transfer Agent Agreement (adding DGA Absolute Return ETF), previously filed with Post-Effective Amendment No. 72 on Form N-1A on April 6, 2023 and is incorporated herein by reference.

(6) Seventh Amendment to the Transfer Agent Agreement (adding Tactical Advantage ETF), previously filed with Post-Effective Amendment No. 72 on Form N-1A on April 6, 2023 and is incorporated herein by reference.
(7) Eighth Amendment to the Transfer Agent Agreement (adding Roundhill Generative AI & Technology ETF), previously filed with Post-Effective Amendment No. 83 on Form N-1A on May 2, 2023 and is incorporated herein by reference.
(8) Ninth Amendment to the Transfer Agent Agreement (adding Blueprint Chesapeake Multi-Asset Trend ETF), previously filed with Post-Effective Amendment No. 102 on Form N-1A on June 27, 2023 and is incorporated herein by reference.
(9) Tenth Amendment to the Transfer Agent Agreement (adding Cboe Validus S&P 500 Dynamic PutWrite Index ETF, Grizzle Growth ETF, YieldMax® MSTR Option Income Strategy ETF, YieldMax® ABNB Option Income Strategy ETF, YieldMax® AMD Option Income Strategy ETF, YieldMax® MRNA Option Income Strategy ETF, YieldMax® PYPL Option Income Strategy ETF, YieldMax® DIS Option Income Strategy ETF, YieldMax® JPM Option Income Strategy ETF, YieldMax® MSFT Option Income Strategy ETF, and YieldMax® XOM Option Income Strategy ETF), previously filed with Post-Effective Amendment No. 107 on Form N-1A on July 25, 2023 and is incorporated herein by reference.
(10) Eleventh Amendment to the Transfer Agent Agreement (adding Defiance Nasdaq 100 Weekly Distribution ETF, Defiance S&P 500 Weekly Distribution ETF and Defiance R2000 Weekly Distribution ETF), previously filed with Post-Effective Amendment No. 117 on Form N-1A on August 25, 2023 and is incorporated herein by reference.
(11) Twelfth Amendment to the Transfer Agent Agreement (adding CoreValues Alpha Greater China Growth ETF, YieldMax® ADBE Option Income Strategy ETF, YieldMax® AI Option Income Strategy ETF, YieldMax® BA Option Income Strategy ETF, YieldMax® BIIB Option Income Strategy ETF, YieldMax® INTC Option Income Strategy ETF, YieldMax® NKE Option Income Strategy ETF, YieldMax® ORCL Option Income Strategy ETF, YieldMax® ROKU Option Income Strategy ETF, YieldMax® SNOW Option Income Strategy ETF, YieldMax® TGT Option Income Strategy ETF and YieldMax® ZM Option Income Strategy ETF), previously filed with Post-Effective Amendment No. 130 on Form N-1A on October 6, 2023 and is incorporated herein by reference.
(12) Thirteenth Amendment to the Transfer Agent Agreement (adding Hilton Small-MidCap Opportunity ETF), previously filed with Post-Effective Amendment No. 135 on Form N-1A on November 20, 2023 and is incorporated herein by reference.
(13) Fourteenth Amendment to the Transfer Agent Agreement (adding YieldMax® Universe Fund of Option Income ETFs, YieldMax® Magnificent 7 Fund of Option Income ETFs and Defiance Treasury Alternative Yield ETF), previously filed with Post-Effective Amendment No. 153 on Form N-1A on January 8, 2024 and is incorporated herein by reference.
(14) Fifteenth Amendment to the Transfer Agent Agreement (adding Defiance Developed Markets Enhanced Options Income ETF, Defiance Emerging Markets Enhanced Options Income ETF, Defiance Nasdaq 100 Target Income ETF, Defiance S&P 500 Target Income ETF, Defiance R2000 Target Income ETF Quantify Absolute Income ETF, iREIT - MarketVector Quality REIT Index ETF, YieldMax® Ultra Option Income Strategy ETF and YieldMax® MSTR Option Income Strategy ETF), previously filed with Post-Effective Amendment No. 171 on Form N-1A on February 16, 2024 and is incorporated herein by reference.
(15) Sixteenth Amendment to the Transfer Agent Agreement (adding YieldMax® TSLA Short Option Income Strategy ETF, YieldMax® Innovation Short Option Income Strategy ETF, YieldMax® NVDA Short Option Income Strategy ETF, YieldMax® COIN Short Option Income Strategy ETF, YieldMax® AAPL Short Option Income Strategy ETF, YieldMax® N100 Short Option Income Strategy ETF and Carbon Collective Short Duration Green Bond ETF), previously filed with Post-Effective Amendment No. 182 on Form N-1A on March 4, 2024 and is incorporated herein by reference.
(16) Seventeenth Amendment to the Transfer Agent Agreement (adding Even Herd Long Short ETF, Peerless Option Wheel ETF, Return Stacked® Bonds & Futures Yield ETF, Return Stacked® U.S. Equity & Futures Yield ETF and YieldMax® Bitcoin Option Income Strategy ETF), previously filed with Post-Effective Amendment No. 194 on Form N-1A on March 26, 2024 and is incorporated herein by reference.
(17) Eighteenth Amendment to the Transfer Agent Agreement (adding Defiance Gold Enhanced Options Income ETF, Defiance Silver Enhanced Options Income ETF, Defiance Oil Enhanced Options Income ETF, Defiance Treasury Enhanced Options Income ETF and Clockwise Core Equity & Innovation ETF), previously filed with Post-Effective Amendment No. 206 on Form N-1A on April 29, 2024 and is incorporated herein by reference.
(18) Nineteenth Amendment to the Transfer Agent Agreement (adding Cambria Chesapeake Pure Trend ETF, Defiance Daily Target 2X Short MSTR ETF, Defiance Daily Target 2X Long RIOT ETF (formerly known as Defiance Daily Target 2X Long Carbon ETF), Defiance Daily Target 2X Long Copper ETF, Defiance Daily Target 2X Long China Dragons ETF (formerly known as Defiance Daily Target 2X Long Lithium ETF), Defiance Daily Target 2X Long LLY ETF, Defiance Daily Target 2X Long MSTR ETF, Defiance Daily Target 2x Long NVO ETF, Defiance Daily Target 2X Long AVGO ETF, Defiance Daily Target 2X Long SMCI ETF, Defiance Daily Target 2X Long Solar ETF and Defiance Daily Target 2X Long Uranium ETF), previously filed with Post-Effective Amendment No. 213 on Form N-1A on May 21, 2024 and is incorporated herein by reference.

(19) Twentieth Amendment to the Transfer Agent Agreement (adding Nicholas Global Equity and Income ETF, YieldMax® BABA Option Income Strategy ETF, YieldMax® CVNA Option Income Strategy ETF, YieldMax® DKNG Option Income Strategy ETF, YieldMax® HOOD Option Income Strategy ETF, YieldMax® JD Option Income Strategy ETF, YieldMax® MARA Option Income Strategy ETF, YieldMax® PDD Option Income Strategy ETF, YieldMax® PLTR Option Income Strategy ETF, YieldMax® RBLX Option Income Strategy ETF, YieldMax® SHOP Option Income Strategy ETF, YieldMax® SMCI Option Income Strategy ETF, and YieldMax® TSM Option Income Strategy ETF), previously filed with Post-Effective Amendment No. 237 on Form N-1A on July 18, 2024 and is incorporated herein by reference.
(20) Twenty-First Amendment to the Transfer Agent Agreement (adding YieldMax® Ether Option Income Strategy ETF, STKd 100% Bitcoin & 100% Gold ETF and Defiance Large Cap ex-Mag 7 ETF), previously filed with Post-Effective Amendment No. 261 on Form N-1A on September 18, 2024, and is incorporated herein by reference.
(21) Twenty-Second Amendment to the Transfer Agent Agreement (adding YieldMax® Target 12™ Semiconductor Option Income ETF, YieldMax® Target 12™ Biotech & Pharma Option Income ETF, YieldMax® Target 12™ Energy Option Income ETF, YieldMax® Target 12™ Real Estate Option Income ETF, YieldMax® Target 12™ Tech & Innovation Option Income ETF, YieldMax® Target 12™ Big 50 Option Income ETF, YieldMax® Dorsey Wright Hybrid 5 Income ETF, YieldMax® Dorsey Wright Featured 5 Income ETF, YieldMax® AI & Tech Portfolio Option Income ETF, YieldMax® Crypto Industry & Tech Portfolio Option Income ETF, YieldMax® China Portfolio Option Income ETF, YieldMax® Semiconductor Portfolio Option Income ETF, YieldMax® Biotech & Pharma Portfolio Option Income ETF, YieldMax® Ultra Short Option Income Strategy ETF and Return Stacked® Bonds & Merger Arbitrage ETF), previously filed with Post-Effective Amendment No. 280 on Form N-1A on November 22, 2024, and is incorporated herein by reference.
(22) Twenty-Third Amendment to the Transfer Agent Agreement (adding Defiance Daily Target 2X Long SOFI ETF, Defiance Daily Target 2X Long AMAT ETF, Defiance Daily Target 2X Long GOLD ETF, Defiance Daily Target 2X Long ORCL ETF, Defiance Daily Target 2X Long FSLR ETF, Defiance Daily Target 2X Long DKNG ETF, Defiance Hot Sauce Daily 3X Strategy ETF, Defiance AI & Power Infrastructure ETF, YieldMax® Nasdaq 100 0DTE Covered Call Strategy ETF, YieldMax® S&P 500 0DTE Covered Call Strategy ETF, YieldMax® R2000 0DTE Covered Call Strategy ETF), previously filed with Post-Effective Amendment No. 299 on Form N-1A on January 14, 2025 and is incorporated herein by reference.
(23) Twenty-Fourth Amendment to the Transfer Agent Agreement (adding STKd 100% COIN & 100% NVDA ETF, STKd 100% NVDA & 100% MSTR ETF, STKd 100% MSTR & 100% COIN ETF, STKd 100% COIN & 100% HOOD ETF, STKd 100% NVDA & 100% AMD ETF, STKd 100% TSLA & 100% MSTR ETF, STKd 100% TSLA & 100% NVDA ETF, STKd 100% SMCI & 100% NVDA ETF, STKd 100% UBER & 100% TSLA ETF, STKd 100% META & 100% AMZN ETF, Defiance Leveraged Long MSTR ETF, Defiance Leveraged Long + Income MSTR ETF, Defiance Daily Target 2X Long HIMS ETF, Defiance Daily Target 2X Long IONQ ETF, Defiance Daily Target 2X Long RKLB ETF, Defiance Daily Target 2X Long CVNA ETF, Defiance Daily Target 2X Long HOOD ETF, Defiance Daily Target 2X Long VST ETF, Defiance Daily Target 2X Long JPM ETF, Defiance Daily Target 2X Long PENN ETF, Defiance Daily Target 2X Long SOUN ETF, Defiance Daily Target 2X Long MRVL ETF, Defiance Daily Target 2X Long RGTI ETF, YieldMax® MSTR Short Option Income Strategy ETF, YieldMax® AMD Short Option Income Strategy ETF, YieldMax® AMZN Short Option Income Strategy ETF, YieldMax® MARA Short Option Income Strategy ETF, YieldMax® Bitcoin Short Option Income Strategy ETF, YieldMax® META Short Option Income Strategy ETF and YieldMax® SMCI Short Option Income Strategy ETF), previously filed with Post-Effective Amendment No. 316 on Form N-1A on February 24, 2025 and is incorporated herein by reference.
(24) Twenty-Fifth Amendment to the Transfer Agent Agreement (adding Defiance Daily Target 2X Short RIOT ETF, Defiance Daily Target 2X Short SMCI ETF and Defiance Daily Target 2X Short LLY ETF), previously filed with Post-Effective Amendment No. 336 on Form N-1A on March 31, 2025 and is incorporated herein by reference.
(25) Twenty-Sixth Amendment to the Transfer Agent Agreement (adding Defiance Daily Target 2X Long DJT ETF, Defiance Daily Target 2X Long RDDT ETF, Return Stacked® U.S. Stocks & Gold/Bitcoin ETF, Defiance Trillion Dollar Club Index ETF, Defiance Nasdaq 100 LightningSpread™ Income ETF, Defiance S&P 500 LightningSpread™ Income ETF, Defiance Russell 2000 LightningSpread™ Income ETF, YieldMax® AI Performance & Distribution Target 25™ ETF, YieldMax® AMD Performance & Distribution Target 25™ ETF, YieldMax® AMZN Performance & Distribution Target 25™ ETF, YieldMax® COIN Performance & Distribution Target 25™ ETF, YieldMax® MARA Performance & Distribution Target 25™ ETF, YieldMax® MSTR Performance & Distribution Target 25™ ETF, YieldMax® NVDA Performance & Distribution Target 25™ ETF, YieldMax® PLTR Performance & Distribution Target 25™ ETF, YieldMax® SMCI Performance & Distribution Target 25™ ETF and YieldMax® TSLA Performance & Distribution Target 25™ ETF, Defiance Daily Target 2X Short CVNA ETF, Defiance Daily Target 2X Short IONQ ETF, Defiance Daily Target 2X Short PLTR ETF, Defiance Daily Target 2X Short RKLB ETF, Defiance Daily Target 2X Long ANET ETF, Defiance Daily Target 2X Long ARM ETF, Defiance Daily Target 2X Long PM ETF, Defiance Daily Target 2X Long UBER ETF, Hilton BDC Corporate Bond ETF, and Nicholas Crypto Income ETF), previously filed with Post-Effective Amendment No. 342 on Form N-1A on April 25, 2025 and is incorporated herein by reference.

(26) Twenty-Seventh Amendment to the Transfer Agent Agreement (adding Defiance 2X Daily Long Pure Quantum ETF, Defiance MAGA Seven ETF, Defiance Daily Target 2X Long OKLO ETF, Defiance Daily Target 2X Long QBTS ETF, Defiance Daily Target 2X Short RGTI ETF, Defiance Daily Target 2X Short QBTS ETF, Defiance Nasdaq 100 Double Short Hedged ETF and YieldMax® Bitcoin Performance & Distribution Target 25™ ETF), previously filed with Post-Effective Amendment No. 366 on Form N-1A on June 17, 2025 and is incorporated herein by reference.
(27) Twenty-Eighth Amendment to the Transfer Agent Agreement (adding Defiance Vol Carry Hedged ETF, Defiance Enhanced Short Vol ETF, Defiance Enhanced Long Vol ETF, Defiance Leveraged Long + Income AAPL ETF, Defiance Leveraged Long + Income AMD ETF, Defiance Leveraged Long + Income AMZN ETF, Defiance Leveraged Long + Income BRK.B ETF, Defiance Leveraged Long + Income COIN ETF, Defiance Leveraged Long + Income GOOG ETF, Defiance Leveraged Long + Income HIMS ETF, Defiance Leveraged Long + Income HOOD ETF, Defiance Leveraged Long + Income META ETF, Defiance Leveraged Long + Income NFLX ETF, Defiance Leveraged Long + Income NVDA ETF, Defiance Leveraged Long + Income PLTR ETF, Defiance Leveraged Long + Income SMCI ETF, Defiance Leveraged Long + Income TSLA ETF, YieldMax® AFRM Option Income Strategy ETF, YieldMax® APP Option Income Strategy ETF, YieldMax® ARM Option Income Strategy ETF, YieldMax® AVGO Option Income Strategy ETF, YieldMax® CRWD Option Income Strategy ETF, YieldMax® GME Option Income Strategy ETF, YieldMax® HIMS Option Income Strategy ETF, YieldMax® IONQ Option Income Strategy ETF, YieldMax® LLY Option Income Strategy ETF, YieldMax® RDDT Option Income Strategy ETF, YieldMax® SPOT Option Income Strategy ETF, and YieldMax® UBER Option Income Strategy ETF) – previously filed with Post-Effective Amendment No. 391 on Form N-1A on August 4, 2025 and is incorporated herein by reference.
(28) Twenty-Ninth Amendment to the Transfer Agent Agreement (adding YieldMax® CRCL Option Income Strategy ETF, YieldMax® CRWV Option Income Strategy ETF, and YieldMax® GLXY Option Income Strategy ETF, Defiance Leveraged Long + Income CRCL ETF, Defiance Leveraged Long + Income CRWV ETF, Defiance Leveraged Long + Income GLXY ETF, Defiance Leveraged Long + Income Magnificent Seven ETF, Defiance Leveraged Long + Income Nasdaq 100 ETF, Defiance Leveraged Long + Income S&P 500 ETF, Defiance Leveraged Long + Income Ethereum ETF and Defiance Leveraged Long + Income Bitcoin ETF, and YieldMax® U.S Stocks Target Double Distribution ETF), previously filed with Post-Effective Amendment No. 421 on Form N-1A on September 8, 2025 and is incorporated herein by reference..
(29) Thirtieth Amendment to the Transfer Agent Agreement (adding Defiance Daily Target 2X Long ALAB ETF, Defiance Daily Target 2X Long APLD ETF, Defiance Daily Target 2X Long AVAV ETF, Defiance Daily Target 2X Long JOBY ETF, Defiance Daily Target 2X Long KTOS ETF, Defiance Daily Target 2X Long LMND ETF, Defiance Daily Target 2X Long NBIS ETF, Defiance Daily Target 2X Long NVTS ETF, Defiance Daily Target 2X Long OSCR ETF, Defiance Daily Target 2X Long PONY ETF, Defiance Daily Target 2X Long RCAT ETF, Defiance Daily Target 2X Long RBRK ETF and Defiance Daily Target 2X Long ZETA ETF, Defiance Daily Target 2X Long AEO ETF, Defiance Daily Target 2X Long BLSH ETF, Defiance Daily Target 2X Long DASH ETF, Defiance Daily Target 2X Long MRNA ETF, Defiance Daily Target 2X Long ET ETF, Defiance Daily Target 2X Long FIG ETF, Defiance Daily Target 2X Long IREN ETF, Defiance Daily Target 2X Long MP ETF, Defiance Daily Target 2X Long QS ETF and Defiance U.S. Dividend Equity Paid Weekly ETF), previously filed with Post-Effective Amendment No. 446 on Form N-1A on October 17, 2025 and is incorporated herein by reference.
(30) Thirty-First Amendment to the Transfer Agent Agreement (adding Defiance Leveraged Long BEAM ETF, Defiance Leveraged Long SBET ETF, Defiance Leveraged Long OPEN ETF, Defiance Leveraged Long EOSE ETF, Defiance Leveraged Long + Income BMNR ETF, Defiance Leveraged Long + Income SOFI ETF, Defiance Leveraged Long + Income XRP ETF, Defiance Leveraged Long + Income SOL ETF, CoreValues America First Technology Index ETF, Defiance Daily Target 2X Long CHWY ETF, Defiance Daily Target 2X Long CAVA ETF, Defiance Daily Target 2X Long ELF ETF, Defiance Daily Target 2X Long WYNN ETF, Defiance Daily Target 2X Long ESLT ETF, Defiance Daily Target 2X Long BMNR ETF, Defiance Daily Target 2X Short AMD ETF, Defiance Daily Target 2X Short APP ETF, Defiance Daily Target 2X Short ASTS ETF, Defiance Daily Target 2X Short AVGO ETF, Defiance Daily Target 2X Short BBAI ETF, Defiance Daily Target 2X Short BMNR ETF, Defiance Daily Target 2X Short CRCL ETF, Defiance Daily Target 2X Short HIMS ETF, Defiance Daily Target 2X Short HOOD ETF, Defiance Daily Target 2X Short INTC ETF, Defiance Daily Target 2X Short MRVL ETF, Defiance Daily Target 2X Short MU ETF, Defiance Daily Target 2X Short NVO ETF, Defiance Daily Target 2X Short OKLO ETF, Defiance Daily Target 2X Short OSCR ETF, Defiance Daily Target 2X Short SBET ETF, Defiance Daily Target 2X Short TSM ETF, Defiance Daily Target 2X Short UNH ETF, Defiance Leveraged Long DOCN ETF, Defiance Leveraged Long HTZ ETF, Defiance Leveraged Long NEGG ETF, Defiance Leveraged Long NMAX ETF, Defiance Leveraged Long RUM ETF, Defiance QTUM Options Income ETF, Defiance Daily Target 2X Long AA ETF, Defiance Daily Target 2X Long CAE ETF, Defiance Daily Target 2X Long CSCO ETF, Defiance Daily Target 2X Long EBAY ETF, Defiance Daily Target 2X Long EXEL ETF, Defiance Daily Target 2X Long IBKR ETF, Defiance Daily Target 2X Long KLAC ETF, Defiance Daily Target 2X Long MPWR ETF, Defiance Daily Target 2X Long PFE ETF, Defiance Daily Target 2X Long SE ETF, Defiance Daily Target 2X Long ERIC ETF and Defiance Daily Target 2X Long UPS ETF), previously filed with Post-Effective Amendment No. 463 on Form N-1A on November 10, 2025 and is incorporated herein by reference.

(31) Form of Thirty-Second Amendment to the Transfer Agent Agreement (adding Quantify 2X Daily All Cap Crypto ETF, Quantify 2X Daily Alt Season Crypto ETF, Quantify 2X Daily AltAlt Season Crypto ETF, YieldMax® Hundred Club ETFs, IncomeSTKd 1x US Stocks & 1x Bitcoin Premium ETF, IncomeSTKd 1x US Stocks & 1x Gold Premium ETF, IncomeSTKd 1x Bitcoin & 1x Gold Premium ETF, IncomeSTKd 1x Treasury & 1x Gold Premium ETF, IncomeSTKd 1x Bitcoin & 1x Treasury Premium ETF, IncomeSTKd 1x US Stocks & 1x Treasury Premium ETF, IncomeQ 1.5x Bitcoin & Bitcoin Treasury mNAV Harvester ETF, IncomeQ 1.5x Crypto & Crypto Treasury mNAV Harvester ETF, Defiance Daily Target 2X Short APLD ETF, Defiance Daily Target 2X Short ARM ETF, Defiance Daily Target 2X Short BE ETF, Defiance Daily Target 2X Short BITF ETF, Defiance Daily Target 2X Short CLSK ETF, Defiance Daily Target 2X Short CRWV ETF, Defiance Daily Target 2X Short IREN ETF, Defiance Daily Target 2X Short JOBY ETF, Defiance Daily Target 2X Short NBIS ETF, Defiance Daily Target 2X Short NVTS ETF, Defiance Daily Target 2X Short OPEN ETF, Defiance Daily Target 2X Short ORCL ETF, Defiance Daily Target 2X Short SMR ETF, Defiance Daily Target 2X Short SNOW ETF, Defiance Daily Target 2X Short UPST ETF, Defiance Daily Target 2X Long BITF ETF, Defiance Daily Target 2X Long CLS ETF, Defiance Daily Target 2X Long HPQ ETF, Defiance Daily Target 2X Long JMIA ETF, Defiance Daily Target 2X Long LUNR ETF, Defiance Daily Target 2X Long ONDS ETF, Defiance Daily Target 2X Long RKT ETF, Defiance Daily Target 2X Long PGY ETF, Defiance Daily Target 2X Long PL ETF, Defiance Daily Target 2X Long BE ETF, Defiance Daily Target 2X Long BIIB ETF, Defiance Daily Target 2X Long BTQ ETF, Defiance Daily Target 2X Long ETHM ETF, Defiance Daily Target 2X Long JBLU ETF, Defiance Daily Target 2X Long NOK ETF, Defiance Daily Target 2X Long OXY ETF, Defiance Daily Target 2X Long RMBS ETF, Defiance Daily Target 2X Long VRTX ETF, Defiance Daily Target 2X Long WING ETF, Defiance Daily Target 2X Long ZIM ETF and Defiance Long Pure Quantum ETF), previously filed with Post-Effective Amendment No. 495 on Form N-1A on December 19, 2025, is hereby incorporated by reference.
(32) Thirty-Third Amendment to the Transfer Agent Agreement (adding Defiance Daily Target 2X Long WLTH ETF) – to be filed by amendment.
(33) Thirty-Fourth Amendment to the Transfer Agent Agreement (adding Defiance 2X Daily Short Pure Quantum Computing Index ETF) – to be filed by amendment.
(34) Thirty-Fifth Amendment to the Transfer Agent Agreement (adding Defiance 2X Daily Long Pure Drone and Aerial Automation ETF) – to be filed by amendment.
(35) Thirty-Sixth Amendment to the Transfer Agent Agreement (adding Defiance Daily Target 2X Long CLF ETF, Defiance Daily Target 2X Long PLUG ETF, Defiance Daily Target 2X Long UUUU ETF, Defiance Daily Target 2X Long CCJ ETF, Defiance Daily Target 2X Long DNN ETF, Defiance Daily Target 2X Long HL ETF, Defiance Daily Target 2X Long NDAQ ETF, Defiance Daily Target 2X Long PAAS ETF, Defiance Daily Target 2X Long PATH ETF, Defiance Daily Target 2X Long POET ETF, Defiance Daily Target 2X Long COMM ETF and Defiance Daily Target 2X Long AMKR ETF) – to be filed by amendment.
(36) Thirty-Seventh Amendment to the Transfer Agent Agreement (adding Defiance Daily Target 2X Short RKT ETF) – to be filed by amendment.
(37) Thirty-Eighth Amendment to the Transfer Agent Agreement (adding Nicholas Gold Income ETF, Nicholas Silver Income ETF, Nicholas Nuclear Income ETF and Nicholas Defense and Rare Earth Income ETF) – to be filed by amendment.
(38) Thirty-Ninth Amendment to the Transfer Agent Agreement (adding Chesapeake Trend-Following Fixed Income ETF) - to be filed by amendment.
(39) Fortieth Amendment to the Transfer Agent Agreement (adding Defiance AdvMicrDev LightningSpread™ Income ETF, Defiance AAPL LightningSpread™ Income ETF, Defiance Blkstne LightningSpread™ Income ETF, Defiance CRCL LightningSpread™ Income ETF, Defiance COIN LightningSpread™ Income ETF, Defiance FcBk LightningSpread™ Income ETF, Defiance MSTR LightningSpread™ Income ETF, Defiance NVDA LightningSpread™ Income ETF, Defiance ORCL LightningSpread™ Income ETF, Defiance PLTR LightningSpread™ Income ETF, Defiance TSLA LightningSpread™ Income ETF, Defiance Bitcoin LightningSpread™ Income ETF, Defiance Ethereum LightningSpread™ Income ETF, Defiance Gold LightningSpread™ Income ETF, Defiance Gold Miners LightningSpread™ Income ETF, Defiance Silver LightningSpread™ Income ETF, Defiance Solana LightningSpread™ Income ETF, and Defiance XRP LightningSpread™ Income ETF) - to be filed by amendment.
(40) Forty-First Amendment to the Transfer Agent Agreement (adding Nicholas Bitcoin and Treasuries AfterDark ETF and Nicholas Bitcoin Tail ETF) - to be filed by amendment.
(41) Forty-Second Amendment to the Transfer Agent Agreement (adding YieldMax® Top Ten ETFs ) - to be filed by amendment.
(42) Forty-Third Amendment to the Transfer Agent Agreement (adding YieldMax® WarTech & Cyber Defense Portfolio Option Income ETF, YieldMax® Strategic Metals & Mining Portfolio Option Income ETF, YieldMax® Digital Finance Ecosystem Portfolio Option Income ETF and YieldMax® RoboTech & Automation Portfolio Option Income ETF) - to be filed by amendment.
(43) Forty-Fourth Amendment to the Transfer Agent Agreement (adding Defiance Daily Target 2X Long AMTM ETF) - to be filed by amendment.

(vii)	Semi-Transparent ETF Transfer Agent Servicing Agreement, previously filed with Post-Effective Amendment No. 74 on Form N-1A on April 11, 2023 and is incorporated herein by reference.
(viii)	Powers of Attorney, previously filed with Post-Effective Amendment No. 135 on Form N-1A on November 20, 2023, is hereby incorporated by reference.
(ix)	Futures Trading Advisory Agreement between Toroso Investments, LLC and ReSolve Asset Management SEZC (Cayman) (for the Return Stacked® Bonds & Managed Futures ETF and Return Stacked® U.S. Stocks & Managed Futures ETF), previously filed with Post-Effective Amendment No. 131 on Form N-1A on October 25, 2023 and is incorporated herein by reference.
(i) First Amendment to the Futures Trading Advisory Agreement between Tidal Investment LLC and ReSolve Asset Management SEZC (Cayman) (for the Return Stacked® Bonds & Futures Yield ETF and Return Stacked® U.S. Equity & Futures Yield ETF), previously filed with Post-Effective Amendment No. 204 on Form N-1A on April 19, 2024 and is incorporated herein by reference.
(ii) Second Amendment to the Futures Trading Advisory Agreement between Tidal Investments LLC and ReSolve Asset Management SEZC (Cayman) (for the Return Stacked® U.S. Stocks & Gold/Bitcoin ETF) – previously filed with Post-Effective Amendment No. 342 on Form N-1A on April 25, 2025 and is incorporated herein by reference
(x)	Futures Trading Advisory Agreement between Toroso Investments, LLC and Chesapeake Capital Corporation (for the Blueprint Chesapeake Multi-Asset Trend ETF), previously filed with Post-Effective Amendment No. 103 on Form N-1A on June 30, 2023 and is incorporated herein by reference.
(xi)	Futures Trading Advisory Agreement between Tidal Investments LLC and Chesapeake Capital Corporation (for the Cambria Chesapeake Pure Trend ETF), previously filed with Post-Effective Amendment No. 213 on Form N-1A on May 21, 2024 and is incorporated herein by reference.
(xii)	Form of ETF Support Agreement by and among Toroso Investments, LLC, Tidal ETF Services, LLC, and one or more fund sponsor(s), previously filed with Post-Effective Amendment No. 56 on Form N-1A on February 6, 2023 and is incorporated herein by reference.
(xiii)	Rule 12d1-4 Fund of Funds Investment Agreement between the Trust (on behalf of each series of the Trust) and various Aberdeen trusts (on behalf of each series), previously filed with Post-Effective Amendment No. 56 on Form N-1A on February 6, 2023 and is incorporated herein by reference.
(xiv)	Rule 12d1-4 Fund of Funds Investment Agreement between the Trust and various BlackRock and iShares trusts (on behalf of each series), previously filed with Post-Effective Amendment No. 56 on Form N-1A on February 6, 2023 and is incorporated herein by reference.
(xv)	Rule 12d1-4 Fund of Funds Investment Agreement between the Trust (on behalf of certain series of the Trust) and Direxion Shares ETF Trust (on behalf of certain series of the Trust), previously filed with Post-Effective Amendment No. 56 on Form N-1A on February 6, 2023 and is incorporated herein by reference.
(i) Amendment to Rule 12d1-4 Excluded Series (Funds) of the Direxion Shares ETF Trust, previously filed with Post-Effective Amendment No. 211 on Form N-1A on May 10, 2024 and is incorporated herein by reference.
(xvi)	Amended and Restated Rule 12d1-4 Fund of Funds Investment Agreement between the Trust (on behalf of certain series of the Trust) and Fidelity Merrimack Street Trust, Fidelity Covington Trust, Fidelity Commonwealth Trust and Fidelity Greenwood Trust (on behalf of certain series of the Trust), previously filed with Post-Effective Amendment No. 363 on Form N-1A on June 10, 2025 and is incorporated herein by reference.
(xvii)	Rule 12d1-4 Fund of Funds Investment Agreement between the Trust (on behalf of each series of the Trust) and Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust, previously filed with Post-Effective Amendment No. 56 on Form N-1A on February 6, 2023 and is incorporated herein by reference.
(xviii)	Rule 12d1-4 Fund of Funds Investment Agreement between the Trust (on behalf of certain series of the Trust) and PIMCO ETF Trust and PIMCO Equity Series (on behalf of certain series of the Trust), previously filed with Post-Effective Amendment No. 56 on Form N-1A on February 6, 2023 and is incorporated herein by reference.
(xix)	Rule 12d1-4 Fund of Funds Investment Agreement between the Trust (on behalf of certain series of the Trust) and ProShares Trust, previously filed with Post-Effective Amendment No. 56 on Form N-1A on February 6, 2023 and is incorporated herein by reference.
(xx)	Rule 12d1-4 Fund of Funds Investment Agreement between the Trust (on behalf of certain series of the Trust) and The Select Sector SPDR Trust, previously filed with Post-Effective Amendment No. 56 on Form N-1A on February 6, 2023 and is incorporated herein by reference.
(xxi)	Rule 12d1-4 Fund of Funds Investment Agreement between the Trust (on behalf of certain series of the Trust) and SPDR Series Trust, SPDR Index Shares Funds, and SSGA Active Trust, previously filed with Post-Effective Amendment No. 56 on Form N-1A on February 6, 2023 and is incorporated herein by reference.
(xxii)	Rule 12d1-4 Fund of Funds Investment Agreement between the Trust (on behalf of each series of the Trust) and VanEck ETF (on behalf of certain series), previously filed with Post-Effective Amendment No. 56 on Form N-1A on February 6, 2023 and is incorporated herein by reference.

	(xxiii)	Rule 12d1-4 Fund of Funds Investment Agreement between the Trust (on behalf of certain series of the Trust) and Vanguard Funds (on behalf of certain series), previously filed with Post-Effective Amendment No. 56 on Form N-1A on February 6, 2023 and is incorporated herein by reference.
	(xxiv)	Rule 12d1-4 Fund of Funds Investment Agreement between the Trust (on behalf of certain series of the Trust) and Cambria ETF Trust (on behalf of certain series), previously filed with Post-Effective Amendment No. 130 on Form N-1A on October 6, 2023and is incorporated herein by reference.
(1) Amendment to Rule 12d1-4 Fund of Funds Investment Agreement, previously filed with Post-Effective Amendment No. 213 on Form N-1A on May 21, 2024 and is incorporated herein by reference.
	(xxv)	Fee Waiver Agreement between the Trust (on behalf of the DGA Core Plus Absolute Return ETF) and Tidal Investments LLC, previously filed with Post-Effective Amendment No. 281 on Form N-1A on November 22, 2024 and is incorporated herein by reference.
	(xxvi)	Fee Waiver Agreement between the Trust (on behalf of the CoreValues Alpha Greater China Growth ETF) and Toroso Investments, LLC, previously filed with Post-Effective Amendment No. 124 on Form N-1A on September 20, 2023 and is incorporated herein by reference.
	(xxvii)	Fee Waiver Agreement between the Trust (on behalf of the Peerless Option Income Wheel ETF) and Tidal Investments LLC, previously filed with Post-Effective Amendment No. 386 on Form N-1A on July 25, 2025, and is incorporated herein by reference.
	(xxviii)	Fee Waiver Agreement between the Trust (on behalf of the YieldMax® Ultra Option Income Strategy ETF), previously filed with Post-Effective Amendment No. 171 on Form N-1A on February 16, 2024 and is incorporated herein by reference.
	(xxix)	Fee Waiver Agreement between the Trust (on behalf of the Quantify Absolute Income ETF) and Tidal Investments LLC, previously filed with Post-Effective Amendment No. 375 on Form N-1A on July 3, 2025, and is incorporated herein by reference.
	(xxx)	Fee Waiver Agreement between the Trust (on behalf of the YieldMax® Ultra Short Option Income Strategy ETF), previously filed with Post-Effective Amendment No. 311 on Form N-1A on February 13, 2025, and is incorporated herein by reference.
	(xxxi)	Fee Waiver Agreement between the Trust (on behalf of the Defiance Leveraged Long + Income MSTR ETF) and Tidal Investments LLC, previously filed with Post-Effective Amendment No. 363 on Form N-1A on June 10, 2025 and is incorporated herein by reference.
	(xxxii)	Fee Waiver Agreement between the Trust (on behalf of the Return Stacked Global Stocks & Bonds ETF) and Tidal Investments LLC, previously filed with Post-Effective Amendment No. 375 on Form N-1A on July 3, 2025, and is incorporated herein by reference.
	(xxxiii)	Rule 12d1-4 Fund of Funds Investment Agreement between the Trust (on behalf of certain series of the Trust) and EA Series Trust – previously filed with Post-Effective Amendment No. 383 on Form N-1A on July 23, 2025, and is incorporated herein by reference.
	(xxxiv)	Rule 12d1-4 Fund of Funds Investment Agreement between the Trust (on behalf of certain series of the Trust) and Listed Funds Trust, previously filed with Post-Effective Amendment No. 446 on Form N-1A on October 17, 2025 and is incorporated herein by reference.
(i)	(i)	Opinion and Consent of Counsel (for the Carbon Collective Climate Solutions U.S. Equity ETF), previously filed with the Trusts registration statement on Form N-1A/A on July 12, 2022, is hereby incorporated by reference.
	(ii)	Opinion and Consent of Counsel (for the YieldMax® AAPL Option Income Strategy ETF, YieldMax® AMZN Option Income Strategy ETF, YieldMax® BRK.B Option Income Strategy ETF, YieldMax® COIN Option Income Strategy ETF, YieldMax® META Option Income Strategy ETF, YieldMax® GOOG Option Income Strategy ETF, YieldMax® NFLX Option Income Strategy ETF, YieldMax® NVDA Option Income Strategy ETF, YieldMax® XYZ Option Income Strategy ETF, and YieldMax® TSLA Option Income Strategy ETF), previously filed with Post-Effective Amendment No. 32 on Form N-1A on November 21, 2022 and is incorporated herein by reference.
	(iii)	Opinion and Consent of Counsel (for the YieldMax® ARKK Option Income Strategy ETF, YieldMax® KWEB Option Income Strategy ETF, YieldMax® GDX Option Income Strategy ETF, YieldMax® XBI Option Income Strategy ETF, and YieldMax® TLT Option Income Strategy ETF), previously filed with Post-Effective Amendment No. 33 on Form N-1A on November 21, 2022 and is incorporated herein by reference.
	(iv)	Opinion and Consent of Counsel (for the Senior Secured Credit Opportunities ETF), previously filed with Post-Effective Amendment No. 15 on Form N-1A on October 13, 2022 and is incorporated herein by reference.
	(v)	Opinion and Consent of Counsel (for the Nicholas Fixed Income Alternative ETF), previously filed with Post-Effective Amendment No. 34 on Form N-1A on November 22, 2022 and is incorporated herein by reference.
	(vi)	Opinion and Consent of Counsel (for the Pinnacle Focused Opportunities ETF), previously filed with Post-Effective Amendment No. 45 on Form N-1A on December 28, 2022 and is incorporated herein by reference.
	(vii)	Opinion and Consent of Counsel (for the Tactical Advantage ETF), previously filed with Post-Effective Amendment No. 72 on Form N-1A on April 6, 2023 and is incorporated herein by reference.

(viii)	Opinion and Consent of Counsel (for the Return Stacked® Bonds & Managed Futures ETF and Return Stacked® Global Stocks & Bonds ETF), previously filed with Post-Effective Amendment No. 56 on Form N-1A on February 6, 2023 and is incorporated herein by reference.
(ix)	Opinion and Consent of Counsel (for the DGA Absolute Return ETF), previously filed with Post-Effective Amendment No. 79 on April 14, 2023.
(x)	Opinion and Consent of Counsel (for the Veridien Climate Action ETF), previously filed with Post-Effective Amendment No. 74 on Form N-1A on April 11, 2023 and is incorporated herein by reference.
(xi)	Opinion and Consent of Counsel (for the Roundhill Generative AI & Technology ETF), previously filed with Post-Effective Amendment No. 88 on Form N-1A on May 12, 2023 and is incorporated herein by reference.
(xii)	Opinion and Consent of Counsel (for the Blueprint Chesapeake Multi-Asset Trend ETF), previously filed with Post-Effective Amendment No. 102 on Form N-1A on June 27, 2023 and is incorporated herein by reference.
(xiii)	Opinion and Consent of Counsel (for the Cboe Validus S&P 500 Dynamic PutWrite Index ETF), previously filed with Post-Effective Amendment No. 107 on Form N-1A on July 25, 2023 and is incorporated herein by reference.
(xiv)	Opinion and Consent of Counsel (for the Grizzle Growth ETF), previously filed with Post-Effective Amendment No. 109 on Form N-1A on August 7, 2023 and is incorporated herein by reference.
(xv)	Opinion and Consent of Counsel (for Psychedelics Companies), previously filed with Post-Effective Amendment No. 479 on Form N-1A on November 24, 2025 and is incorporated herein by reference.
(xvi)	Opinion and Consent of Counsel (for the YieldMax® ABNB Option Income Strategy ETF, YieldMax® AMD Option Income Strategy ETF, YieldMax® MRNA Option Income Strategy ETF, YieldMax® PYPL Option Income Strategy ETF, YieldMax® DIS Option Income Strategy ETF, YieldMax® JPM Option Income Strategy ETF, YieldMax® MSFT Option Income Strategy ETF, and YieldMax® XOM Option Income Strategy ETF), previously filed with Post-Effective Amendment No. 111 on Form N-1A on August 14, 2023 and is incorporated herein by reference.
(xvii)	Opinion and Consent of Counsel (for the CoreValues Alpha Greater China Growth ETF), previously filed with Post-Effective Amendment No. 124 on Form N-1A on September 20, 2023 and is incorporated herein by reference.
(xviii)	Opinion and Consent of Counsel (for the Defiance S&P 500 Weekly Distribution ETF (f/k/a Defiance Nasdaq 100 Enhanced Options Income ETF), Defiance S&P 500 Weekly Distribution ETF (f/ka Defiance S&P 500 Enhanced Options Income ETF) and Defiance R2000 Weekly Distribution ETF (Defiance R2000 Enhanced Options Income ETF)), previously filed with Post-Effective Amendment No. 117 on Form N-1A on August 25, 2023 and is incorporated herein by reference.
(xix)	Opinion and Consent of Counsel (for the Return Stacked® U.S. Stocks & Managed Futures ETF), previously filed with Post-Effective Amendment No. 118 on Form N-1A on August 29, 2023 and is incorporated herein by reference.
(xx)	Opinion and Consent of Counsel (for the YieldMax® ADBE Option Income Strategy ETF, YieldMax® AI Option Income Strategy ETF, YieldMax® BA Option Income Strategy ETF, YieldMax® BIIB Option Income Strategy ETF, YieldMax® INTC Option Income Strategy ETF, YieldMax® NKE Option Income Strategy ETF, YieldMax® ORCL Option Income Strategy ETF, YieldMax® ROKU Option Income Strategy ETF, YieldMax® SNOW Option Income Strategy ETF, YieldMax® TGT Option Income Strategy ETF and YieldMax® ZM Option Income Strategy ETF), previously filed with Post-Effective Amendment No. 130 on Form N-1A on October 6, 2023 and is incorporated herein by reference.
(xxi)	Opinion and Consent of Counsel (for the Hilton Small-MidCap Opportunity ETF), previously filed with Post-Effective Amendment No. 135 on Form N-1A on November 20, 2023 and is incorporated herein by reference.
(xxii)	Opinion and Consent of Counsel (for the Quantify Absolute Income ETF), previously filed with Post-Effective Amendment No. 197 on Form N-1A on April 5, 2024 and is incorporated herein by reference.
(xxiii)	Opinion and Consent of Counsel (for the YieldMax® Universe Fund of Option Income ETFs and YieldMax® Magnificent 7 Fund of Option Income ETFs), previously filed with Post-Effective Amendment No. 153 on Form N-1A on January 8, 2024 and is incorporated herein by reference.
(xxiv)	Opinion and Consent of Counsel (for the Defiance Treasury Alternative Yield ETF), previously filed with Post-Effective Amendment No. 155 on Form N-1A on January 23, 2024 and is incorporated herein by reference.
(xxv)	Opinion and Consent of Counsel (for the iREIT - MarketVector Quality REIT Index ETF), previously filed with Post-Effective Amendment No. 181 on Form N-1A on February 29, 2024 and is incorporated herein by reference.
(xxvi)	Opinion and Consent of Counsel (for the Defiance Developed Markets Enhanced Options Income ETF and Defiance Emerging Markets Enhanced Options Income ETF), previously filed with Post-Effective Amendment No. 165 on Form N-1A on February 1, 2024 and is incorporated herein by reference.
(xxvii)	Opinion and Consent of Counsel (for YieldMax® Ultra Option Income Strategy ETF), previously filed with Post-Effective Amendment No. 171 on Form N-1A on February 16, 2024 and is incorporated herein by reference.
(xxviii)	Opinion and Consent of Counsel (for YieldMax® MSTR Option Income Strategy ETF), previously filed with Post-Effective Amendment No. 172 on Form N-1A on February 20, 2024 and is incorporated herein by reference.
(xxix)	Opinion and Consent of Counsel (for the Carbon Collective Short Duration Green Bond ETF), previously filed with Post-Effective Amendment No. 196 on Form N-1A on April 2, 2024 and is incorporated herein by reference.
(xxx)	Opinion and Consent of Counsel (for the Defiance Nasdaq 100 Target Income ETF, Defiance S&P 500 Target Income ETF and Defiance R2000 Target Income ETF), previously filed with Post-Effective Amendment No. 177 on Form N-1A on February 28, 2024 and is incorporated herein by reference.

(xxxi)	Opinion and Consent of Counsel (for the YieldMax® TSLA Short Option Income Strategy ETF, YieldMax® Innovation Short Option Income Strategy ETF, YieldMax® NVDA Short Option Income Strategy ETF, YieldMax® COIN Short Option Income Strategy ETF and YieldMax® AAPL Short Option Income Strategy ETF), previously filed with Post-Effective Amendment No. 182 on Form N-1A on March 4, 2024 and is incorporated herein by reference.
(xxxii)	Opinion and Consent of Counsel (for the YieldMax® N100 Short Option Income Strategy ETF), previously filed with Post-Effective Amendment No. 183 on Form N-1A on March 5, 2024 and is incorporated herein by reference.
(xxxiii)	Opinion and Consent of Counsel (for the Even Herd Long Short ETF), previously filed with Post-Effective Amendment No. 194 on Form N-1A on March 26, 2024 and is incorporated herein by reference.
(xxxiv)	Opinion and Consent of Counsel (for the Peerless Option Wheel ETF), previously filed with Post-Effective Amendment No. 211 on Form N-1A on May 10, 2024 and is incorporated herein by reference.
(xxxv)	Opinion and Consent of Counsel (for the YieldMax® Bitcoin Option Income Strategy ETF), previously filed with Post-Effective Amendment No. 203 on Form N-1A on April 17, 2024 and is incorporated herein by reference.
(xxxvi)	Opinion and Consent of Counsel (for the Return Stacked® Bonds & Futures Yield ETF and Return Stacked® U.S. Stocks & Futures Yield ETF), previously filed with Post-Effective Amendment No. 204 on Form N-1A on April 19, 2024 and is incorporated herein by reference.
(xxxvii)	Opinion and Consent of Counsel (for the Defiance Gold Enhanced Options Income ETF, Defiance Silver Enhanced Options Income ETF, Defiance Oil Enhanced Options Income ETF, and Defiance Treasury Enhanced Options Income ETF), previously filed with Post-Effective Amendment No. 206 on Form N-1A on April 29, 2024 and is incorporated herein by reference.
(xxxviii)	Opinion and Consent of Counsel (for the Clockwise Core Equity & Innovation ETF), previously filed with Post-Effective Amendment No. 224 on Form N-1A on June 11, 2024 and is incorporated herein by reference.
(xxxix)	Opinion and Consent of Counsel (for the Cambria Chesapeake Pure Trend ETF), previously filed with Post-Effective Amendment No. 213 on Form N-1A on May 21, 2024 and is incorporated herein by reference.
(xl)	Opinion and Consent of Counsel (for the Defiance Daily Target 2X Long Cooper ETF, Defiance Daily Target 2X Long RIOT ETF (formerly known as Defiance Daily Target 2X Long Carbon ETF), Defiance Daily Target 2X Long China Dragons ETF (formerly known as Defiance Daily Target 2X Long Lithium ETF), Defiance Daily Target 2X Long Solar ETF and Defiance Daily Target 2X Long Uranium ETF), previously filed with Post-Effective Amendment No. 297 on Form N-1A on December 30, 2024 and is incorporated herein by reference.
(xli)	Opinion and Consent of Counsel (for the Defiance Daily Target 2X Long LLY ETF, Defiance Daily Target 2X Long MSTR ETF, Defiance Daily Target 2X Long NVO ETF, Defiance Daily Target 2X Long PANW ETF and Defiance Daily Target 2X Long SMCI ETF), previously filed with Post-Effective Amendment No. 222 on Form N-1A on June 4, 2024 and is incorporated herein by reference.
(xlii)	Opinion and Consent of Counsel (for the Defiance Daily Target 1.5X Short MSTR ETF) previously filed with Post-Effective Amendment No. 225 on Form N-1A on June 17, 2024 and is incorporated herein by reference.
(xliii)	Opinion and Consent of Counsel (for the YieldMax® BABA Option Income Strategy ETF, YieldMax® CVNA Option Income Strategy ETF, YieldMax® DKNG Option Income Strategy ETF, YieldMax® HOOD Option Income Strategy ETF, YieldMax® JD Option Income Strategy ETF, YieldMax® MARA Option Income Strategy ETF, YieldMax® PDD Option Income Strategy ETF, YieldMax® PLTR Option Income Strategy ETF, YieldMax® RBLX Option Income Strategy ETF, YieldMax® SHOP Option Income Strategy ETF, YieldMax® SMCI Option Income Strategy ETF, and YieldMax® TSM Option Income Strategy ETF), previously filed with Post-Effective Amendment No. 241 on Form N-1A on July 30, 2024, and is incorporated herein by reference.
(xliv)	Opinion and Consent of Counsel (for the YieldMax® Ether Option Income Strategy ETF), previously filed with Post-Effective Amendment No. 259 on Form N-1A on September 9, 2024, and is incorporated herein by reference.
(xlv)	Opinion and Consent of Counsel (for the STKd 100% Bitcoin & 100% Gold ETF (f/k/a STKD Bitcoin & Gold ETF), previously filed with Post-Effective Amendment No. 264 on Form N-1A on September 23, 2024 and is incorporated herein by reference.
(xlvi)	Opinion and Consent of Counsel (for the YieldMax® Target 12™ Semiconductor Option Income ETF, YieldMax® Target 12™ Biotech & Pharma Option Income ETF, YieldMax® Target 12™ Energy Option Income ETF, YieldMax® Target 12™ Real Estate Option Income ETF, YieldMax® Target 12™ Tech & Innovation Option Income ETF and YieldMax® Target 12™ Big 50 Option Income ETF), previously filed with Post-Effective Amendment No. 277 on Form N-1A on November 8, 2024 and is incorporated herein by reference.
(xlvii)	Opinion and Consent of Counsel (for the Nicholas Global Equity and Income ETF), previously filed with Post-Effective Amendment No. 238 on Form N-1A on July 23, 2024 and is incorporated herein by reference.
(xlviii)	Opinion and Consent of Counsel (for the Defiance Large Cap ex-Mag 7 ETF), previously filed with Post-Effective Amendment No. 266 on Form N-1A on October 11, 2024 and is incorporated herein by reference.
(xlix)	Opinion and Consent of Counsel (for the YieldMax® Dorsey Wright Hybrid 5 Income ETF, and YieldMax® Dorsey Wright Featured 5 Income ETF), previously filed with Post-Effective Amendment No. 288 on Form N-1A on December 10, 2024 and is incorporated herein by reference.
(l)	Opinion and Consent of Counsel (for the YieldMax® AI & Tech Portfolio Option Income Portfolio ETF, YieldMax® Crypto Industry & Tech Portfolio Option Income ETF, YieldMax® China Portfolio Option Income ETF, YieldMax® Semiconductor Portfolio Option Income ETF and YieldMax® Biotech & Pharma Portfolio Option Income ETF), previously filed with Post-Effective Amendment No. 286 on Form N-1A on December 2, 2024 and is incorporated herein by reference.

(li)	Opinion and Consent of Counsel (for the YieldMax® Ultra Short Option Income Strategy ETF), previously filed with Post-Effective Amendment No. 311 on Form N-1A on February 13, 2025, and is incorporated herein by reference.
(lii)	Opinion and Consent of Counsel (for the Return Stacked® Bonds & Merger Arbitrage ETF), previously filed with Post-Effective Amendment No. 291 on Form N-1A on December 16, 2024 and is incorporated herein by reference.
(liii)	Opinion and Consent of Counsel (for the Defiance Daily Target 2X Long SOFI ETF, Defiance Daily Target 2X Long AMAT ETF, Defiance Daily Target 2X Long GOLD ETF, Defiance Daily Target 2X Long ORCL ETF, Defiance Daily Target 2X Long FSLR ETF and Defiance Daily Target 2X Long DKNG ETF), previously filed with Post-Effective Amendment No. 299 on Form N-1A on January 14, 2025 and is incorporated herein by reference.
(liv)	Opinion and Consent of Counsel (for the Defiance Daily Target 2X Long Pure Quantum ETF, Defiance Hot Sauce Daily 3X Strategy ETF and Defiance MAGA Seven ETF) – previously filed with Post-Effective Amendment No. 376 on Form N-1A on July 9, 2025 and is incorporated herein by reference.
(lv)	Opinion and Consent of Counsel (for the YieldMax® Nasdaq 100 0DTE Covered Call Strategy ETF, YieldMax® S&P 500 0DTE Covered Call Strategy ETF, and YieldMax® R2000 0DTE Covered Call Strategy ETF), previously filed with Post-Effective Amendment No. 307 on Form N-1A on February 4, 2025 and is incorporated herein by reference.
(lvi)	Opinion and Consent of Counsel (for the Defiance AI & Power Infrastructure ETF), previously filed with Post-Effective Amendment No. 309 on Form N-1A on February 7, 2025 and is incorporated herein by reference.
(lvii)	Opinion and Consent of Counsel (for the STKd 100% COIN & 100% NVDA ETF, STKd 100% NVDA & 100% MSTR ETF, STKd 100% MSTR & 100% COIN ETF, STKd 100% COIN & 100% HOOD ETF, STKd 100% NVDA & 100% AMD ETF, STKd 100% TSLA & 100% MSTR ETF, STKd 100% TSLA & 100% NVDA ETF, STKd 100% SMCI & 100% NVDA ETF, STKd 100% UBER & 100% TSLA ETF and STKd 100% META & 100% AMZN ETF), previously filed with Post-Effective Amendment No. 316 on Form N-1A on February 24, 2025 and is incorporated herein by reference.
(lviii)	Opinion and Consent of Counsel (for the YieldMax® MSTR Short Option Income Strategy ETF, YieldMax® AMD Short Option Income Strategy ETF, YieldMax® AMZN Short Option Income Strategy ETF, YieldMax® MARA Short Option Income Strategy ETF, YieldMax® BITCOIN Short Option Income Strategy ETF, YieldMax® META Short Option Income Strategy ETF and YieldMax® SMCI Short Option Income Strategy ETF), previously filed with Post-Effective Amendment No. 329 on Form N-1A on March 21, 2025 and is incorporated herein by reference.
(lix)	Opinion and Consent of Counsel (for the Defiance Leveraged Long MSTR ETF and Defiance Leveraged Long + Income MSTR ETF), previously filed with Post-Effective Amendment No. 330 on Form N-1A on March 21, 2025 and is incorporated herein by reference.
(lx)	Opinion and Consent of Counsel (for the Defiance Daily Target 2X Long HIMS ETF, Defiance Daily Target 2X Long IONQ ETF, Defiance Daily Target 2X Long RKLB ETF, Defiance Daily Target 2X Long CVNA ETF, Defiance Daily Target 2X Long HOOD ETF, Defiance Daily Target 2X Long VST ETF, Defiance Daily Target 2X Long JPM ETF, Defiance Daily Target 2X Long PENN ETF, Defiance Daily Target 2X Long SOUN ETF, Defiance Daily Target 2X Long MRVL ETF and Defiance Daily Target 2X Long RGTI ETF), previously filed with Post-Effective Amendment No. 327 on Form N-1A on March 11, 2025 and is incorporated herein by reference.
(lxi)	Opinion and Consent of Counsel (for the Defiance Daily Target 2X Short RIOT ETF, Defiance Daily Target 2X Short SMCI ETF and Defiance Daily Target 2X Short LLY ETF), previously filed with Post-Effective Amendment No. 336 on Form N-1A on March 31, 2025 and is incorporated herein by reference.
(lxii)	Opinion and Consent of Counsel (for the Defiance Daily Target 2X Long DJT ETF and Defiance Daily Target 2X Long RDDT ETF), previously filed with Post-Effective Amendment No. 339 on Form N-1A on April 8, 2025 and is incorporated herein by reference.
(lxiii)	Opinion and Consent of Counsel (for the Return Stacked® U.S. Stocks & Gold/Bitcoin ETF), previously filed with Post-Effective Amendment No. 342 on Form N-1A on April 25, 2025 and is incorporated herein by reference
(lxiv)	Opinion and Consent of Counsel (for the Defiance Trillion Dollar Club Index ETF), previously filed with Post-Effective Amendment No. 345 on Form N-1A on April 30, 2025 and is incorporated herein by reference.
(lxv)	Opinion and Consent of Counsel (for the Defiance Nasdaq 100 LightningSpread™ Income ETF, Defiance S&P 500 LightningSpread™ Income ETF, and Defiance Russell 2000 LightningSpread™ Income ETF), previously filed with Post-Effective Amendment No. 351 on Form N-1A on May 23, 2025 and is incorporated herein by reference.
(lxvi)	Opinion and Consent of Counsel (for the YieldMax® AI Performance & Distribution Target 25™ ETF, YieldMax® AMD Performance & Distribution Target 25™ ETF, YieldMax® AMZN Performance & Distribution Target 25™ ETF, YieldMax® COIN Performance & Distribution Target 25™ ETF, YieldMax® MARA Performance & Distribution Target 25™ ETF, YieldMax® MSTR Performance & Distribution Target 25™ ETF, YieldMax® NVDA Performance & Distribution Target 25™ ETF, YieldMax® PLTR Performance & Distribution Target 25™ ETF, YieldMax® SMCI Performance & Distribution Target 25™ ETF and YieldMax® TSLA Performance & Distribution Target 25™ ETF), previously filed with Post-Effective Amendment No. 436 on Form N-1A on October 3, 2025 and is incorporated herein by reference.

(lxvii)	Opinion and Consent of Counsel (for the Defiance Daily Target 2X Short CVNA ETF, Defiance Daily Target 2X Short IONQ ETF, Defiance Daily Target 2X Short PLTR ETF and Defiance Daily Target 2X Short RKLB ETF), previously filed with Post-Effective Amendment No. 348 on Form N-1A on May 13, 2025 and is incorporated herein by reference.
(lxviii)	Opinion and Consent of Counsel (for the Defiance Daily Target 2X Long ANET ETF, Defiance Daily Target 2X Long ARM ETF, Defiance Daily Target 2X Long PM ETF, and Defiance Daily Target 2X Long UBER ETF) – previously filed with Post-Effective Amendment No. 349 on Form N-1A on May 16, 2025 and is incorporated herein by reference.
(lxix)	Opinion and Consent of Counsel (for the Hilton BDC Corporate Bond ETF), previously filed with Post-Effective Amendment No. 356 on Form N-1A on June 2, 2025 and is incorporated herein by reference.
(lxx)	Opinion and Consent of Counsel (for YieldMax® Bitcoin Performance & Distribution Target 25™ ETF), previously filed with Post-Effective Amendment No. 443 on Form N-1A on October 10, 2025 and is incorporated herein by reference.
(lxxi)	Opinion and Consent of Counsel (for the Nicholas Crypto Income ETF), previously filed with Post-Effective Amendment No. 363 on Form N-1A on June 10, 2025 and is incorporated herein by reference.
(lxxii)	Opinion and Consent of Counsel (for the Defiance Daily Target 2X Long OKLO ETF, Defiance Daily Target 2X Long QBTS ETF, Defiance Daily Target 2X Short RGTI ETF and Defiance Daily Target 2X Short QBTS ETF), previously filed with Post-Effective Amendment No. 366 on Form N-1A on June 17, 2025 and is incorporated herein by reference.
(lxxiii)	Opinion and Consent of Counsel (for the Defiance Nasdaq 100 Double Short Hedged ETF), previously filed with Post-Effective Amendment No. 372 on Form N-1A on June 27, 2025 and is incorporated herein by reference.
(lxxiv)	Opinion and Consent of Counsel (for the Defiance Vol Carry Hedged ETF, Defiance Enhanced Short Vol ETF and Defiance Enhanced Long Vol ETF), previously filed with Post-Effective Amendment No. 382 on Form N-1A on July 15, 2025, is hereby incorporated by reference.
(lxxv)	Opinion and Consent of Counsel (for the Defiance Leveraged Long + Income AAPL ETF, Defiance Leveraged Long + Income AMD ETF, Defiance Leveraged Long + Income AMZN ETF, Defiance Leveraged Long + Income BRK.B ETF, Defiance Leveraged Long + Income COIN ETF, Defiance Leveraged Long + Income GOOG ETF, Defiance Leveraged Long + Income HIMS ETF, Defiance Leveraged Long + Income HOOD ETF, Defiance Leveraged Long + Income META ETF, Defiance Leveraged Long + Income NFLX ETF, Defiance Leveraged Long + Income NVDA ETF, Defiance Leveraged Long + Income PLTR ETF, Defiance Leveraged Long + Income SMCI ETF, and Defiance Leveraged Long + Income TSLA ETF), previously filed with Post-Effective Amendment No. 399 on Form N-1A on August 15, 2025, is hereby incorporated by reference.
(lxxvi)	Opinion and Consent of Counsel (for the YieldMax® AFRM Option Income Strategy ETF, YieldMax® APP Option Income Strategy ETF, YieldMax® ARM Option Income Strategy ETF, YieldMax® AVGO Option Income Strategy ETF, YieldMax® CRWD Option Income Strategy ETF, YieldMax® GME Option Income Strategy ETF, YieldMax® HIMS Option Income Strategy ETF, YieldMax® IONQ Option Income Strategy ETF, YieldMax® LLY Option Income Strategy ETF, YieldMax® RDDT Option Income Strategy ETF, YieldMax® SPOT Option Income Strategy ETF and YieldMax® UBER Option Income Strategy ETF), previously filed with Post-Effective Amendment No. 413 on Form N-1A on August 26, 2025, is hereby incorporated by reference.
(lxxvii)	Opinion and Consent of Counsel (for YieldMax® CRCL Option Income Strategy ETF, YieldMax® CRWV Option Income Strategy ETF, and YieldMax® GLXY Option Income Strategy ETF), previously filed with Post-Effective Amendment No. 421 on Form N-1A on September 8, 2025 and is incorporated herein by reference.
(lxxviii)	Opinion and Consent of Counsel (for the Defiance Leveraged Long + Income CRCL ETF, Defiance Leveraged Long + Income CRWV ETF, Defiance Leveraged Long + Income GLXY ETF, Defiance Leveraged Long + Income Magnificent Seven ETF, Defiance Leveraged Long + Income Nasdaq 100 ETF, Defiance Leveraged Long + Income S&P 500 ETF, Defiance Leveraged Long + Income Ethereum ETF and Defiance Leveraged Long + Income Bitcoin ETF), previously filed with Post-Effective Amendment No. 423 on Form N-1A on September 9, 2025 and is incorporated herein by reference.
(lxxix)	Opinion and Consent of Counsel (for YieldMax® U.S Stocks Target Double Distribution ETF) – previously filed with Post-Effective Amendment No. 483 on Form N-1A on November 26, 2025 and is incorporated herein by reference.
(lxxx)	Opinion and Consent of Counsel (for Defiance Daily Target 2X Long ALAB ETF, Defiance Daily Target 2X Long APLD ETF, Defiance Daily Target 2X Long AVAV ETF, Defiance Daily Target 2X Long JOBY ETF, Defiance Daily Target 2X Long KTOS ETF, Defiance Daily Target 2X Long LMND ETF, Defiance Daily Target 2X Long NBIS ETF, Defiance Daily Target 2X Long NVTS ETF, Defiance Daily Target 2X Long OSCR ETF, Defiance Daily Target 2X Long PONY ETF, Defiance Daily Target 2X Long RCAT ETF, Defiance Daily Target 2X Long RBRK ETF and Defiance Daily Target 2X Long ZETA ETF), previously filed with Post-Effective Amendment No. 477 on Form N-1A on November 24, 2025 and is incorporated herein by reference.
(lxxxi)	Opinion and Consent of Counsel (for Defiance U.S. Dividend Equity Paid Weekly ETF), previously filed with Post-Effective Amendment No. 496 on Form N-1A on December 19, 2025 and is incorporated herein by reference.
(lxxxii)	Opinion and Consent of Counsel (for Defiance Daily Target 2X Long ET ETF, Defiance Daily Target 2X Long IREN ETF, Defiance Daily Target 2X Long FIG ETF, Defiance Daily Target 2X Long MP ETF and Defiance Daily Target 2X Long QS ETF), previously filed with Post-Effective Amendment No. 446 on Form N-1A on October 17, 2025 and is incorporated herein by reference.

(lxxxiii)	Opinion and Consent of Counsel (for Defiance Daily Target 2X Long AEO ETF, Defiance Daily Target 2X Long BLSH ETF, Defiance Daily Target 2X Long DASH ETF and Defiance Daily Target 2X Long MRNA ETF), previously filed with Post-Effective Amendment No. 455 on Form N-1A on October 27, 2025 and is incorporated herein by reference.
(lxxxiv)	Opinion and Consent of Counsel (for Defiance Leveraged Long BEAM ETF, Defiance Leveraged Long SBET ETF, Defiance Leveraged Long OPEN ETF and Defiance Leveraged Long EOSE ETF) – previously filed with Post-Effective Amendment No. 457 on Form N-1A on October 29, 2025 and is incorporated herein by reference.
(lxxxv)	Opinion and Consent of Counsel (for Defiance Leveraged Long + Income BMNR ETF and Defiance Leveraged Long + Income SOFI ETF) – – previously filed with Post-Effective Amendment No. 460 on Form N-1A on October 31, 2025 and is incorporated herein by reference.
(lxxxvi)	Opinion and Consent of Counsel (for Defiance Leveraged Long + Income XRP ETF and Defiance Leveraged Long + Income SOL ETF), previously filed with Post-Effective Amendment No. 484 on Form N-1A on November 26, 2025 and is incorporated herein by reference.
(lxxxvii)	Opinion and Consent of Counsel (for CoreValues America First Technology Index ETF), previously filed with Post-Effective Amendment No. 463 on Form N-1A on November 10, 2025 and is incorporated herein by reference.
(lxxxviii)	Opinion and Consent of Counsel (for Defiance Daily Target 2X Long CHWY ETF, Defiance Daily Target 2X Long CAVA ETF, Defiance Daily Target 2X Long ELF ETF, Defiance Daily Target 2X Long WYNN ETF, Defiance Daily Target 2X Long ESLT ETF and Defiance Daily Target 2X Long BMNR ETF), previously filed with Post-Effective Amendment No. 465 on Form N-1A on November 10, 2025 and is incorporated herein by reference.
(lxxxix)	Opinion and Consent of Counsel (for Defiance Daily Target 2X Short AMD ETF, Defiance Daily Target 2X Short APP ETF, Defiance Daily Target 2X Short ASTS ETF, Defiance Daily Target 2X Short AVGO ETF, Defiance Daily Target 2X Short BBAI ETF, Defiance Daily Target 2X Short BMNR ETF, Defiance Daily Target 2X Short CRCL ETF, Defiance Daily Target 2X Short HIMS ETF, Defiance Daily Target 2X Short HOOD ETF, Defiance Daily Target 2X Short INTC ETF, Defiance Daily Target 2X Short MRVL ETF, Defiance Daily Target 2X Short MU ETF, Defiance Daily Target 2X Short NVO ETF, Defiance Daily Target 2X Short OKLO ETF, Defiance Daily Target 2X Short OSCR ETF, Defiance Daily Target 2X Short SBET ETF, Defiance Daily Target 2X Short TSM ETF, and Defiance Daily Target 2X Short UNH ETF), previously filed with Post-Effective Amendment No. 464 on Form N-1A on November 10, 2025 and is incorporated herein by reference.
(xc)	Opinion and Consent of Counsel (for Defiance Leveraged Long DOCN ETF, Defiance Leveraged Long HTZ ETF, Defiance Leveraged Long NEGG ETF, Defiance Leveraged Long NMAX ETF, and Defiance Leveraged Long RUM ETF), previously filed with Post-Effective Amendment No. 469 on Form N-1A on November 18, 2025 and is incorporated herein by reference.
(xci)	Opinion and Consent of Counsel (for Defiance QTUM Options Income ETF), previously filed with Post-Effective Amendment No. 474 on Form N-1A on November 21, 2025 and is incorporated herein by reference.
(xcii)	Opinion and Consent of Counsel (for Defiance Daily Target 2X Long AA ETF, Defiance Daily Target 2X Long CAE ETF, Defiance Daily Target 2X Long CSCO ETF, Defiance Daily Target 2X Long EBAY ETF, Defiance Daily Target 2X Long EXEL ETF, Defiance Daily Target 2X Long IBKR ETF, Defiance Daily Target 2X Long KLAC ETF, Defiance Daily Target 2X Long MPWR ETF, Defiance Daily Target 2X Long PFE ETF, Defiance Daily Target 2X Long SE ETF, Defiance Daily Target 2X Long ERIC ETF and Defiance Daily Target 2X Long UPS ETF), previously filed with Post-Effective Amendment No. 477 on Form N-1A on November 24, 2025 and is incorporated herein by reference.
(xciii)	Opinion and Consent of Counsel (for Quantify 2X Daily All Cap Crypto ETF, Quantify 2X Daily Alt Season Crypto ETF and Quantify 2X Daily AltAlt Season Crypto ETF) - to be filed by amendment.
(xciv)	Opinion and Consent of Counsel (for YieldMax® Hundred Club ETFs), previously filed with Post-Effective Amendment No. 495 on Form N-1A on December 19, 2025, is hereby incorporated by reference.
(xcv)	Opinion and Consent of Counsel (for IncomeSTKd 1x US Stocks & 1x Bitcoin Premium ETF, IncomeSTKd 1x US Stocks & 1x Gold Premium ETF, IncomeSTKd 1x Bitcoin & 1x Gold Premium ETF, IncomeSTKd 1x Treasury & 1x Gold Premium ETF, IncomeSTKd 1x Bitcoin & 1x Treasury Premium ETF, IncomeSTKd 1x US Stocks & 1x Treasury Premium ETF, IncomeQ 1.5x Bitcoin & Bitcoin Treasury mNAV Harvester ETF, and IncomeQ 1.5x Crypto & Crypto Treasury mNAV Harvester ETF) - to be filed by amendment.
(xcvi)	Opinion and Consent of Counsel (for Defiance Daily Target 2X Short APLD ETF, Defiance Daily Target 2X Short ARM ETF, Defiance Daily Target 2X Short BE ETF, Defiance Daily Target 2X Short BITF ETF, Defiance Daily Target 2X Short CLSK ETF, Defiance Daily Target 2X Short CRWV ETF, Defiance Daily Target 2X Short IREN ETF, Defiance Daily Target 2X Short JOBY ETF, Defiance Daily Target 2X Short NBIS ETF, Defiance Daily Target 2X Short NVTS ETF, Defiance Daily Target 2X Short OPEN ETF, Defiance Daily Target 2X Short ORCL ETF, Defiance Daily Target 2X Short SMR ETF, Defiance Daily Target 2X Short SNOW ETF, and Defiance Daily Target 2X Short UPST ETF) - to be filed by amendment.
(xcvii)	Opinion and Consent of Counsel (for Defiance Daily Target 2X Long BITF ETF, Defiance Daily Target 2X Long CLS ETF, Defiance Daily Target 2X Long HPQ ETF, Defiance Daily Target 2X Long JMIA ETF, Defiance Daily Target 2X Long LUNR ETF, Defiance Daily Target 2X Long ONDS ETF, Defiance Daily Target 2X Long RKT ETF, Defiance Daily Target 2X Long PGY ETF, and Defiance Daily Target 2X Long PL ETF) - to be filed by amendment.

(xcviii)

Opinion and Consent of Counsel (for Defiance Daily Target 2X Long BE ETF, Defiance Daily Target 2X Long BIIB ETF, Defiance Daily Target 2X Long BTQ ETF, Defiance Daily Target 2X Long ETHM ETF, Defiance Daily Target 2X Long JBLU ETF, Defiance Daily Target 2X Long NOK ETF, Defiance Daily Target 2X Long OXY ETF, Defiance Daily Target 2X Long RMBS ETF, Defiance Daily Target 2X Long VRTX ETF, Defiance Daily Target 2X Long WING ETF and Defiance Daily Target 2X Long ZIM ETF)

- to be filed by amendment.

	(xcix)	Opinion and Consent of Counsel (for Defiance Long Pure Quantum ETF) - to be filed by amendment.
	(c)	Opinion and Consent of Counsel (for Defiance Daily Target 2X Long WLTH ETF) - to be filed by amendment.
	(ci)	Opinion and Consent of Counsel (for Defiance 2X Daily Short Pure Quantum Computing Index ETF) - to be filed by amendment.
	(cii)	Opinion and Consent of Counsel (for Defiance Daily Target 2X Long CLF ETF, Defiance Daily Target 2X Long PLUG ETF, Defiance Daily Target 2X Long UUUU ETF, Defiance Daily Target 2X Long CCJ ETF, Defiance Daily Target 2X Long DNN ETF, Defiance Daily Target 2X Long HL ETF, Defiance Daily Target 2X Long NDAQ ETF, Defiance Daily Target 2X Long PAAS ETF, Defiance Daily Target 2X Long PATH ETF, Defiance Daily Target 2X Long POET ETF, Defiance Daily Target 2X Long COMM ETF and Defiance Daily Target 2X Long AMKR ETF) - to be filed by amendment.
	(ciii)	Opinion and Consent of Counsel (for Defiance Daily Target 2X Short RKT ETF) - to be filed by amendment.
	(civ)	Opinion and Consent of Counsel (for Nicholas Gold Income ETF, Nicholas Silver Income ETF, Nicholas Nuclear Income ETF and Nicholas Defense and Rare Earth Income ETF) - to be filed by amendment.
	(cv)	Opinion and Consent of Counsel (for Chesapeake Trend-Following Fixed Income ETF) - to be filed by amendment.
	(cvi)	Opinion and Consent of Counsel (for Defiance AdvMicrDev LightningSpread™ Income ETF, Defiance AAPL LightningSpread™ Income ETF, Defiance Blkstne LightningSpread™ Income ETF, Defiance CRCL LightningSpread™ Income ETF, Defiance COIN LightningSpread™ Income ETF, Defiance FcBk LightningSpread™ Income ETF, Defiance MSTR LightningSpread™ Income ETF, Defiance NVDA LightningSpread™ Income ETF, Defiance ORCL LightningSpread™ Income ETF, Defiance PLTR LightningSpread™ Income ETF, Defiance TSLA LightningSpread™ Income ETF, Defiance Bitcoin LightningSpread™ Income ETF, Defiance Ethereum LightningSpread™ Income ETF, Defiance Gold LightningSpread™ Income ETF, Defiance Gold Miners LightningSpread™ Income ETF, Defiance Silver LightningSpread™ Income ETF, Defiance Solana LightningSpread™ Income ETF, and Defiance XRP LightningSpread™ Income ETF) - to be filed by amendment.
	(cvii)	Opinion and Consent of Counsel (for YieldMax® Top Ten ETFs) - to be filed by amendment.
	(cviii)	Opinion and Consent of Counsel (for Nicholas Bitcoin and Treasuries AfterDark ETF and Nicholas Bitcoin Tail ETF) - to be filed by amendment.
	(cix)	Opinion and Consent of Counsel (for YieldMax® WarTech & Cyber Defense Portfolio Option Income ETF, YieldMax® Strategic Metals & Mining Portfolio Option Income ETF, YieldMax® Digital Finance Ecosystem Portfolio Option Income ETF and YieldMax® RoboTech & Automation Portfolio Option Income ETF) - to be filed by amendment.
	(cx)	Opinion and Consent of Counsel (for Defiance Daily Target 2X Long AMTM ETF) - to be filed by amendment.
	(cxi)	Consent of Counsel (for Defiance Gold Enhanced Options Income ETF, Defiance Silver Enhanced Options Income ETF, Defiance Oil Enhanced Options Income ETF, Defiance Treasury Enhanced Options Income ETF, Defiance Large Cap ex-Mag 7 ETF, Defiance AI & Power Infrastructure ETF, Defiance Nasdaq 100 Income Target ETF, Defiance S&P 500 Income Target ETF and Defiance R2000 Income Target ETF) – filed herewith.
(j)		Consent of Independent Registered Public Accounting Firm – filed herewith.
(k)		Not applicable.
(l)	(i)	Subscription Agreement, previously filed with the Trusts registration statement on Form N-1A/A on July 12, 2022, is hereby incorporated by reference.
	(ii)	Letter of Representations between the Trust and Depository Trust Company - to be filed by amendment.
(m)		Amended and Restated Rule 12b-1 Plan – previously filed with Post-Effective Amendment No. 457 on Form N-1A on October 29, 2025 and is incorporated herein by reference.
(n)		Not applicable.
(o)		Reserved.

(p)	(i)	Code of Ethics for Tidal Trust II, previously filed with Post-Effective Amendment No. 487 on Form N-1A on December 3, 2025 and is incorporated herein by reference.
	(ii)	Code of Ethics for Tidal Investments LLC, previously filed with Post-Effective Amendment No. 474 on Form N-1A on November 21, 2025 and is incorporated herein by reference.
	(iii)	Code of Ethics Carbon Collective Investing, LLC, previously filed with the Trusts registration statement on Form N-1A/A on July 12, 2022, is hereby incorporated by reference.
	(iv)	Code of Ethics for Distributor not applicable per Rule 17j-1(c)(3).

(v)	Code of Ethics for Nicholas Wealth Management, previously filed with Post-Effective Amendment No. 487 on Form N-1A on December 3, 2025 and is incorporated herein by reference
(vi)	Code of Ethics for Pinnacle Family Advisors, LLC, previously filed with Post-Effective Amendment No. 45 on Form N-1A on December 28, 2022 and is incorporated herein by reference.
(vii)	Code of Ethics for Veridien Global Investors LLC, previously filed with Post-Effective Amendment No. 74 on Form N-1A on April 11, 2023 and is incorporated herein by reference.
(viii)	Code of Ethics for Family Dynasty Advisors LLC, previously filed with Post-Effective Amendment No. 72 on Form N-1A on April 6, 2023 and is incorporated herein by reference.
(ix)	Code of Ethics for Newfound Research LLC, previously filed with Post-Effective Amendment No. 487 on Form N-1A on December 3, 2025 and is incorporated herein by reference
(x)	Code of Ethics for ReSolve Asset Management SEZC (Cayman), previously filed with Post-Effective Amendment No. 56 on Form N-1A on February 6, 2023 and is incorporated herein by reference.
(xi)	Code of Ethics for Roundhill Financial Inc., previously filed with Post-Effective Amendment No. 251 on Form N-1A on August 27, 2024 and is incorporated herein by reference.
(xii)	Code of Ethics for Montrose Estate Capital Management, LLC d/b/a Days Global Advisors, previously filed with Post-Effective Amendment No. 249 on Form N-1A on August 19, 2024 and is incorporated herein by reference.
(xiii)	Code of Ethics for Chesapeake Capital Corporation, previously filed with Post-Effective Amendment No. 135 on Form N-1A on November 20, 2023 and is incorporated herein by reference.
(xiv)	Code of Ethics for Blueprint Fund Management, LLC, previously filed with Post-Effective Amendment No. 102 on Form N-1A on June 27, 2023 and is incorporated herein by reference.
(xv)	Code of Ethics for Grizzle Investment Management LLC, previously filed with Post-Effective Amendment No. 109 on Form N-1A on August 7, 2023 and is incorporated herein by reference.
(xvi)	Code of Ethics for Cambria Investment Management, L.P., previously filed with Post-Effective Amendment No. 124 on Form N-1A on September 20, 2023 and is incorporated herein by reference.
(xvii)	Code of Ethics for Hilton Capital Management, LLC, previously filed with Post-Effective Amendment No. 135 on Form N-1A on November 20, 2023 and is incorporated herein by reference.
(xviii)	Code of Ethics for MSA Power Funds LLC, previously filed with Post-Effective Amendment No. 463 on Form N-1A on November 10, 2025 and is incorporated herein by reference.
(xix)	Code of Ethics for Quantify Chaos Advisors, LLC, previously filed with Post-Effective Amendment No. 197 on Form N-1A on April 5, 2024 and is incorporated herein by reference.
(xx)	Code of Ethics for Artesian Capital Management (Delaware) LP, previously filed with Post-Effective Amendment No. 196 on Form N-1A on April 2, 2024 and is incorporated herein by reference.
(xxi)	Code of Ethics for Even Herd, LLC, previously filed with Post-Effective Amendment No. 487 on Form N-1A on December 3, 2025 and is incorporated herein by reference
(xxii)	Code of Ethics for Peerless Wealth LLC, previously filed with Post-Effective Amendment No. 211 on Form N-1A on May 10, 2024 and is incorporated herein by reference.
(xxiii)	Code of Ethics for Clockwise Capital LLC, previously filed with Post-Effective Amendment No. 224 on Form N-1A on June 11, 2024 and is incorporated herein by reference.

Item 29. Persons Controlled by or Under Common Control with Registrant

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30. Indemnification

Reference is made to Article VII of the Registrant’s Third Amended and Restated Declaration of Trust. The general effect of this provision is to indemnify the Trustees, officers, employees and other agents of the Trust who are parties pursuant to any proceeding by reason of their actions performed in their scope of service on behalf of the Trust.

Pursuant to Rule 484 under the Securities Act of 1933, as amended (the Securities Act), the Registrant furnishes the following undertaking: Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of Investment Adviser

This Item incorporates by reference each investment advisers Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC, as listed below. Each Form ADV may be obtained, free of charge, at the SECs website at www.adviserinfo.sec.gov. Additional information as to any other business, profession, vocation or employment of a substantial nature engaged in by each officer and director of the below-listed investment advisers is included in the Trusts Statement of Additional Information.

Investment Adviser	SEC File No.
Tidal Investments LLC (f/k/a Toroso Investments, LLC)	801-76857
Carbon Collective Investing, LLC	801-119296
Platos Philosophy LLC	801-126714
Nicholas Wealth, LLC	801-122063
Pinnacle Family Advisors, LLC	801-78013
Newfound Research LLC	801-73042
Montrose Estate Capital Management, LLC	801-127176
Family Dynasty Advisors LLC	801-127497
Roundhill Financial Inc.	801-114971
Veridien Global Investors, LLC	801-127602
Chesapeake Capital Corporation	801-106985
Blueprint Fund Management, LLC	801-117790
Grizzle Investment Management LLC	801-122682
Cambria Investment Management, L.P.	801-71786
MSA Power Funds LLC	801-128292
Hilton Capital Management, LLC	801-60776
Quantify Chaos Advisors, LLC (dba Quantify Funds)	801-129075
Artesian Capital Management (Delaware) LP	801-129697
Even Herd, LLC	801-129721
Peerless Wealth LLC	801-129909
Clockwise Capital LLC	801-123024

Item 32.

(i)(a)	Foreside Fund Services, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	AB Active ETFs, Inc.
2.	ABS Long/Short Strategies Fund
3.	ActivePassive Core Bond ETF, Series of Trust for Professional Managers
4.	ActivePassive Intermediate Municipal Bond ETF, Series of Trust for Professional Managers
5.	ActivePassive International Equity ETF, Series of Trust for Professional Managers
6.	ActivePassive U.S. Equity ETF, Series of Trust for Professional Managers
7.	AdvisorShares Trust
8.	AFA Private Credit Fund
9.	AGF Investments Trust
10.	AIM ETF Products Trust
11.	Alexis Practical Tactical ETF, Series of Listed Funds Trust
12.	AlphaCentric Prime Meridian Income Fund
13.	American Century ETF Trust
14.	AMG ETF Trust
15.	Amplify ETF Trust
16.	Applied Finance Dividend Fund, Series of World Funds Trust
17.	Applied Finance Explorer Fund, Series of World Funds Trust
18.	Applied Finance Select Fund, Series of World Funds Trust
19.	Ardian Access LLC
20.	ARK ETF Trust
21.	ARK Venture Fund
22.	Bitwise Funds Trust
23.	BondBloxx ETF Trust
24.	Bramshill Multi-Strategy Income Fund, Series of Investment Managers Series Trust

25.	Bridgeway Funds, Inc.
26.	Brinker Capital Destinations Trust
27.	Brookfield Real Assets Income Fund Inc.
28.	Build Funds Trust
29.	Calamos Convertible and High Income Fund
30.	Calamos Convertible Opportunities and Income Fund
31.	Calamos Dynamic Convertible and Income Fund
32.	Calamos Global Dynamic Income Fund
33.	Calamos Global Total Return Fund
34.	Calamos Strategic Total Return Fund
35.	Carlyle Tactical Private Credit Fund
36.	Cascade Private Capital Fund
37.	Catalyst Strategic Income Opportunities Fund
38.	CBRE Global Real Estate Income Fund
39.	Center Coast Brookfield MLP & Energy Infrastructure Fund
40.	Clifford Capital Partners Fund, Series of World Funds Trust
41.	Cliffwater Corporate Lending Fund
42.	Cliffwater Enhanced Lending Fund
43.	Coatue Innovative Strategies Fund
44.	Cohen & Steers ETF Trust
45.	Convergence Long/Short Equity ETF, Series of Trust for Professional Managers
46.	CornerCap Small-Cap Value Fund, Series of Managed Portfolio Series
47.	CrossingBridge Pre-Merger SPAC ETF, Series of Trust for Professional Managers
48.	Curasset Capital Management Core Bond Fund, Series of World Funds Trust
49.	Curasset Capital Management Limited Term Income Fund, Series of World Funds Trust
50.	CYBER HORNET S&P 500® and Bitcoin 75/25 Strategy ETF, Series of ONEFUND Trust
51.	Davis Fundamental ETF Trust
52.	Defiance Connective Technologies ETF, Series of ETF Series Solutions
53.	Defiance Drone and Modern Warfare ETF, Series of ETF Series Solutions
54.	Defiance Quantum ETF, Series of ETF Series Solutions
55.	Denali Structured Return Strategy Fund
56.	Dodge & Cox Funds
57.	DoubleLine ETF Trust
58.	DoubleLine Income Solutions Fund
59.	DoubleLine Opportunistic Credit Fund
60.	DoubleLine Yield Opportunities Fund
61.	DriveWealth ETF Trust
62.	EIP Investment Trust
63.	Ellington Income Opportunities Fund
64.	ETF Opportunities Trust
65.	Exchange Listed Funds Trust
66.	Exchange Place Advisors Trust
67.	FlexShares Trust
68.	Fortuna Hedged Bitcoin Fund, Series of Listed Funds Trust
69.	Forum Funds
70.	Forum Funds II
71.	Forum Real Estate Income Fund
72.	Fundrise Growth Tech Fund, LLC
73.	GoldenTree Opportunistic Credit Fund
74.	Gramercy Emerging Markets Debt Fund, Series of Investment Managers Series Trust
75.	Grayscale Funds Trust
76.	Guinness Atkinson Funds
77.	Harbor ETF Trust
78.	Harris Oakmark ETF Trust
79.	Hawaiian Tax-Free Trust
80.	Horizon Kinetics Blockchain Development ETF, Series of Listed Funds Trust
81.	Horizon Kinetics Energy and Remediation ETF, Series of Listed Funds Trust
82.	Horizon Kinetics Inflation Beneficiaries ETF, Series of Listed Funds Trust
83.	Horizon Kinetics Japan Owner Operator ETF, Series of Listed Funds Trust
84.	Horizon Kinetics Medical ETF, Series of Listed Funds Trust

85.	Horizon Kinetics SPAC Active ETF, Series of Listed Funds Trust
86.	Innovator ETFs Trust
87.	Ironwood Institutional Multi-Strategy Fund LLC
88.	Ironwood Multi-Strategy Fund LLC
89.	Jensen Quality Growth ETF, Series of Trust for Professional Managers
90.	John Hancock Exchange-Traded Fund Trust
91.	Kurv ETF Trust
92.	Lazard Active ETF Trust
93.	LDR Real Estate Value-Opportunity Fund, Series of World Funds Trust
94.	Mairs & Power Balanced Fund, Series of Trust for Professional Managers
95.	Mairs & Power Growth Fund, Series of Trust for Professional Managers
96.	Mairs & Power Minnesota Municipal Bond ETF, Series of Trust for Professional Managers
97.	Mairs & Power Small Cap Fund, Series of Trust for Professional Managers
98.	Manor Investment Funds
99.	MoA Funds Corporation
100.	Moerus Worldwide Value Fund, Series of Northern Lights Fund Trust IV
101.	Morgan Stanley ETF Trust
102.	Morgan Stanley Pathway Large Cap Equity ETF, Series of Morgan Stanley Pathway Funds
103.	Morgan Stanley Pathway Small-Mid Cap Equity ETF, Series of Morgan Stanley Pathway Funds
104.	Morningstar Funds Trust
105.	NEOS ETF Trust
106.	Niagara Income Opportunities Fund
107.	North Square Evanston Multi-Alpha Fund
108.	NXG Cushing® Midstream Energy Fund
109.	NXG NextGen Infrastructure Income Fund
110.	OTG Latin American Fund, Series of World Funds Trust
111.	Overlay Shares Core Bond ETF, Series of Listed Funds Trust
112.	Overlay Shares Foreign Equity ETF, Series of Listed Funds Trust
113.	Overlay Shares Hedged Large Cap Equity ETF, Series of Listed Funds Trust
114.	Overlay Shares Large Cap Equity ETF, Series of Listed Funds Trust
115.	Overlay Shares Municipal Bond ETF, Series of Listed Funds Trust
116.	Overlay Shares Short Term Bond ETF, Series of Listed Funds Trust
117.	Overlay Shares Small Cap Equity ETF, Series of Listed Funds Trust
118.	Palmer Square Funds Trust
119.	Palmer Square Opportunistic Income Fund
120.	Partners Group Private Income Opportunities, LLC
121.	Perkins Discovery Fund, Series of World Funds Trust
122.	Philotimo Focused Growth and Income Fund, Series of World Funds Trust
123.	Plan Investment Fund, Inc.
124.	Point Bridge America First ETF, Series of ETF Series Solutions
125.	Precidian ETFs Trust
126.	Rareview 2x Bull Cryptocurrency & Precious Metals ETF, Series of Collaborative Investment Series Trust
127.	Rareview Dynamic Fixed Income ETF, Series of Collaborative Investment Series Trust
128.	Rareview Systematic Equity ETF, Series of Collaborative Investment Series Trust
129.	Rareview Tax Advantaged Income ETF, Series of Collaborative Investment Series Trust
130.	Rareview Total Return Bond ETF, Series of Collaborative Investment Series Trust
131.	Renaissance Capital Greenwich Funds
132.	REX ETF Trust
133.	Reynolds Funds, Inc.
134.	RMB Investors Trust
135.	Robinson Opportunistic Income Fund, Series of Investment Managers Series Trust
136.	Robinson Tax Advantaged Income Fund, Series of Investment Managers Series Trust
137.	Roundhill Ball Metaverse ETF, Series of Listed Funds Trust
138.	Roundhill Cannabis ETF, Series of Listed Funds Trust
139.	Roundhill ETF Trust
140.	Roundhill Magnificent Seven ETF, Series of Listed Funds Trust
141.	Roundhill Sports Betting & iGaming ETF, Series of Listed Funds Trust
142.	Roundhill Video Games ETF, Series of Listed Funds Trust
143.	Rule One Fund, Series of World Funds Trust
144.	Russell Investments Exchange Traded Funds

145.	Securian AM Real Asset Income Fund, Series of Investment Managers Series Trust
146.	Six Circles Trust
147.	Sound Shore Fund, Inc.
148.	SP Funds Trust
149.	Sparrow Funds
150.	Spear Alpha ETF, Series of Listed Funds Trust
151.	STF Tactical Growth & Income ETF, Series of Listed Funds Trust
152.	STF Tactical Growth ETF, Series of Listed Funds Trust
153.	Strategic Trust
154.	Strategy Shares
155.	Swan Hedged Equity US Large Cap ETF, Series of Listed Funds Trust
156.	Tekla World Healthcare Fund
157.	Tema ETF Trust
158.	The 2023 ETF Series Trust
159.	The 2023 ETF Series Trust II
160.	The Community Development Fund
161.	The Cook & Bynum Fund, Series of World Funds Trust
162.	The Finite Solar Finance Fund
163.	The Private Shares Fund
164.	The SPAC and New Issue ETF, Series of Collaborative Investment Series Trust
165.	Third Avenue Trust
166.	Third Avenue Variable Series Trust
167.	Tidal Trust I
168.	Tidal Trust II
169.	Tidal Trust III
170.	TIFF Investment Program
171.	Timothy Plan High Dividend Stock Enhanced ETF, Series of The Timothy Plan
172.	Timothy Plan High Dividend Stock ETF, Series of The Timothy Plan
173.	Timothy Plan International ETF, Series of The Timothy Plan
174.	Timothy Plan Market Neutral ETF, Series of The Timothy Plan
175.	Timothy Plan US Small Cap Core ETF, Series of The Timothy Plan
176.	Total Fund Solution
177.	Touchstone ETF Trust
178.	Trailmark Series Trust
179.	T-Rex 2X Inverse Bitcoin Daily Target ETF, Series of World Funds Trust
180.	T-Rex 2x Inverse Ether Daily Target ETF, Series of World Funds Trust
181.	T-Rex 2X Long Bitcoin Daily Target ETF, Series of World Funds Trust
182.	T-Rex 2x Long Ether Daily Target ETF
183.	U.S. Global Investors Funds
184.	Union Street Partners Value Fund, Series of World Funds Trust
185.	Vest Bitcoin Strategy Managed Volatility Fund, Series of World Funds Trust
186.	Vest S&P 500® Dividend Aristocrats Target Income Fund, Series of World Funds Trust
187.	Vest US Large Cap 10% Buffer Strategies Fund, Series of World Funds Trust
188.	Vest US Large Cap 10% Buffer Strategies VI Fund, Series of World Funds Trust
189.	Vest US Large Cap 20% Buffer Strategies Fund, Series of World Funds Trust
190.	Vest US Large Cap 20% Buffer Strategies VI Fund, Series of World Funds Trust
191.	Virtus Stone Harbor Emerging Markets Income Fund
192.	Volatility Shares Trust
193.	WEBs ETF Trust
194.	Wedbush Series Trust
195.	Wellington Global Multi-Strategy Fund
196.	Wilshire Mutual Funds, Inc.
197.	Wilshire Variable Insurance Trust
198.	WisdomTree Digital Trust
199.	WisdomTree Trust
200.	XAI Octagon Floating Rate & Alternative Income Term Trust

(i)(b)	The following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is 190 Middle Street, Suite 301, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant
Teresa Cowan	190 Middle Street, Suite 301 Portland, ME 04101	President/Manager	None
Chris Lanza	190 Middle Street, Suite 301 Portland, ME 04101	Vice President	None
Kate Macchia	190 Middle Street, Suite 301 Portland, ME 04101	Vice President	None
Alicia Strout	190 Middle Street, Suite 301 Portland, ME 04101	Vice President and Chief Compliance Officer	None
Gabriel E. Edelman	190 Middle Street, Suite 301 Portland, ME 04101	Secretary	None
Susan L. LaFond	190 Middle Street, Suite 301 Portland, ME 04101	Treasurer	None
Weston Sommers	190 Middle Street, Suite 301 Portland, ME 04101	Financial and Operations Principal and Chief Financial Officer	None

(i)(c)	Not applicable.

(ii)(a)	ALPS Distributors, Inc. (“ALPS”) serves as principal underwriter for certain series of the of the following investment companies registered under the Investment Company Act of 1940, as amended:

1290 Funds
1WS Credit Income Fund
Aberdeen Income Credit Strategies Fund
abrdn ETFs
abrdn Funds
abrdn Global Premier Properties Fund
Accordant ODCE Index Fund
Alpha Alternative Assets Fund
ALPS Series Trust
Alternative Credit Income Fund
Apollo Diversified Credit Fund
Apollo Diversified Real Estate Fund
AQR Funds
Axonic Alternative Income Fund
Axonic Funds
BBH Trust
Bluerock High Income Institutional Credit Fund
Bluerock Total Income+ Real Estate Fund
Bridge Builder Trust
Cambria ETF Trust
CION Ares Diversified Credit Fund
CION Grosvenor Infrastructure Fund
Columbia ETF Trust
Columbia ETF Trust I
Columbia ETF Trust II
Columbia Seligman Premium Technology Growth Fund, Inc.
CRM Mutual Fund Trust
DBX ETF Trust
Eagle Point Defensive Income Trust
Eagle Point Enhanced Income Trust
EA Series Trust (Cambria Series)
ETF Series Solutions (Vident Series)
Financial Investors Trust
Firsthand Funds
FS Credit Income Fund
FS Credit Opportunities Corp.
FS MVP Private Markets Fund

Gemcorp Commodities Alternative Products Fund
Goehring & Rozencwajg Investment Funds
Goldman Sachs ETF Trust
Goldman Sachs ETF Trust II
Graniteshares ETF Trust
Hartford Funds Exchange-Traded Trust
Heartland Group, Inc.
Investment Managers Series Trust II (AXS-Advised Funds)
Investment Managers Series Trust II (Alternative Access-Advised Fund)
Janus Detroit Street Trust
Lattice Strategies Trust
Litman Gregory Funds Trust
Longleaf Partners Funds Trust
Manager Directed Portfolios (Spyglass Growth Fund)
Meridian Fund, Inc.
Natixis ETF Trust
Natixis ETF Trust II
New York Life Investments Active ETF Trust
New York Life Investments ETF Trust
Opportunistic Credit Interval Fund
PRIMECAP Odyssey Funds
Principal Exchange-Traded Funds
RiverNorth Funds
RiverNorth Opportunities Fund, Inc.
RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
RiverNorth Opportunistic Municipal Income Fund, Inc.
RiverNorth Managed Duration Municipal Income Fund, Inc.
RiverNorth Flexible Municipal Income Fund, Inc.
RiverNorth Capital and Income Fund, Inc.
RiverNorth Flexible Municipal Income Fund II, Inc.
RiverNorth Managed Duration Municipal Income Fund II, Inc.
SPDR Dow Jones Industrial Average ETF Trust
SPDR S&P 500 ETF Trust
SPDR S&P MidCap 400 ETF Trust
Sphinx Opportunity Fund II
Sprott Funds Trust
The Arbitrage Funds
The Pop Venture Fund
Themes ETF Trust
Tidal Trust II (Cambria Series)
Thornburg ETF Trust
Thrivent ETF Trust
Trust for Professional Managers (PT Asset Management Series)
USCF ETF Trust
Valkyrie ETF Trust II
Wasatch Funds
Wilmington Funds
X-Square Balanced Fund
X-Square Series Trust

(ii)(b)	The following are the Officers and Manager of ALPS, the Registrant’s underwriter. ALPS’s, unless otherwise noted, business address is 1290 Broadway, Suite 1000, Denver, Colorado 80203.

Name	Position with Underwriter	Positions with Registrant
Stephen J. Kyllo	President, Chief Operating Officer, Director, Chief Compliance Officer	None

Brian Schell**	Vice President & Treasurer	None

Eric Parsons	Vice President, Controller and Assistant Treasurer	None

Jason White***	Secretary	None

Richard C. Noyes	Senior Vice President, General Counsel, Assistant Secretary	None

Eric Theroff	Assistant Secretary	None

Adam Girard	Tax Officer	None

Liza Price	Vice President, Managing Counsel	None

Jed Stahl	Vice President, Managing Counsel	None

Terence Digan	Vice President	None

James Stegall	Vice President	None

Hilary Quinn	Vice President	None

*	Except as otherwise noted, the principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1000, Denver, Colorado 80203.
**	The principal business address for Mr. Schell is 100 South Wacker Drive, 19th Floor, Chicago, IL 60606.
***	The principal business address for Mr. White is 4 Times Square, New York, NY 10036.
^	The principal business address for Mr. Theroff is 1055 Broadway Boulevard, Kansas City, MO 64105
^^	The principal business address for Mr. Girard is 80 Lamberton Road, Windsor, CT 06095

(ii)(c)	Not applicable.

Item 33. Location of Accounts and Records

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

Records Relating to:	Are located at:

Registrant’s Fund Administrator	Tidal ETF Services LLC 234 West Florida Street, Suite 203 Milwaukee, Wisconsin 53204

Registrant’s Fund Sub-Administrator, Fund Accountant, and Sub-Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202

Registrant’s Custodian	U.S. Bank, National Association 1555 N. Rivercenter Drive Milwaukee, WI 53212

Registrant’s Principal Underwriters	Foreside Fund Services, LLC 190 Middle Street, Suite 301 Portland, ME 04101

ALPS Distributors, Inc. 1290 Broadway, Suite 1000 Denver, CO 80203

Registrant’s Investment Adviser	Tidal Investments LLC 234 West Florida Street, Suite 203 Milwaukee, Wisconsin 53204

Registrant’s Sub-Adviser	Carbon Collective Investing, LLC 1748 Shattuck Ave. PMB 164 Berkeley, CA 94709

Registrant’s Sub-Adviser	Nicholas Wealth, LLC Wealth Management 218 Roswell Street NE Marietta, Georgia 30060

Registrant’s Sub-Adviser	Pinnacle Family Advisors, LLC 620 W. Republic Road, Suite 104 Springfield, Missouri 65807

Registrant’s Sub-Adviser	Veridien Global Investors LLC 320 Post Road Darien, Connecticut 06820

Registrant’s Sub-Adviser	Newfound Research LLC 200 Central Avenue, Suite 324 St. Petersburg, Florida 33701

Registrant’s Futures Trading Advisor	ReSolve Asset Management SEZC (Cayman) 90 North Church Street Strathvale House, 5th Floor George Town, Grand Cayman, Cayman Islands, KY1-9012

Registrant’s Sub-Adviser	Montrose Estate Capital Management, LLC d/b/a Days Global Advisors 6363 Woodway Dr., Suite # 763 Houston, TX 77057

Registrant’s Sub-Adviser	Family Dynasty Advisors LLC 4601 S. Loop 289 #7 Lubbock, TX 79424

Registrant’s Sub-Adviser	Roundhill Financial Inc. 154 West 14th Street, 2nd Floor New York, New York 10011

Registrant’s Sub-Adviser	Veridien Global Investors LLC 320 Post Road Darien, CT 06820

Registrant’s Sub-Adviser	Chesapeake Capital Corporation 308 Long Lane Richmond, Virginia 23221

Registrant’s Sub-Adviser	Blueprint Fund Management, LLC 1250 Revolution Mill Dr., Suite 150, Greensboro, NC 27405

Registrant’s Sub-Adviser	Grizzle Investment Management LLC 573 Coldstream Drive Berwyn, Pennsylvania 19312

Registrant’s Sub-Adviser	Cambria Investment Management, L.P. 3300 Highland Avenue Manhattan Beach, CA 90266

Registrant’s Sub-Adviser	Hilton Capital Management, LLC 1010 Franklin Avenue, Suite 300A Garden City, NY 11530

Registrant’s Sub-Adviser	Quantify Chaos Advisors, LLC (dba Quantify Funds) 60 Wharf Drive, Apt. 3309 Brooklyn, New York 11222

Registrant’s Sub-Adviser	Artesian Capital Management (Delaware) LP 499 7th Ave, Level 22N New York, NY 10018

Registrant’s Sub-Adviser	Even Herd, LLC 14642 Bogert Pkwy. Oklahoma City, OK 73134

Registrant’s Sub-Adviser	Peerless Wealth LLC 1 East Campus View Blvd. Suite 210 Columbus, Ohio 43235

Registrant’s Sub-Adviser	Clockwise Capital LLC 1395 Brickell Avenue, Unit 800 Miami, FL 33131

Registrant’s Sub-Adviser	MSA Power Funds LLC 396 9th Avenue, 6th Floor New York, NY 10001

Item 34. Management Services

Not applicable.

Item 35. Undertakings

Not applicable.

SIGNATURE

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all requirements for effectiveness of this Post-Effective Amendment No. 498 to its Registration Statement on Form N-1A under Rule 485(b) under the Securities Act has duly caused this Post-Effective Amendment No. 498 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Milwaukee, State of Wisconsin, on December 22, 2025.

Tidal Trust II

/s/ Eric W. Falkeis
Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities indicated on December 22, 2025.

	Signature	Title

	/s/ Eric W. Falkeis	Principal Executive Officer and Trustee
Eric W. Falkeis

	/s/ Dave Norris*	Trustee
David Norris

	/s/ Michelle McDonough*	Trustee
Michelle McDonough

	/s/ Javier Marquina*	Trustee
Javier Marquina

	/s/ Aaron Perkovich	Treasurer (principal financial officer and principal accounting officer)
Aaron Perkovich

*By:	/s/ Eric W. Falkeis
Eric Falkeis, Attorney in Fact
By Power of Attorney

Exhibit Index

Exhibit No.            Description

(i)(cxi)	Consent of Counsel

(j)	Consent of Independent Registered Public Accounting Firm